UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Senior Vice President and Corporate Counsel

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 – September 30, 2011

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of September 30, 2011. The schedules have not been audited.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	4,695,086	$40,825,510
ATM Large Cap Portfolio‡	15,052,022	145,465,321
ATM Mid Cap Portfolio‡	1,688,453	14,800,193
ATM Small Cap Portfolio‡	854,135	7,826,476
EQ/AllianceBernstein Small Cap Growth Portfolio‡	226,796	3,231,560
EQ/BlackRock Basic Value Equity Portfolio‡	1,790,892	21,102,380
EQ/Boston Advisors Equity Income Portfolio‡	3,826,126	18,050,946
EQ/Core Bond Index Portfolio‡	67,254,169	680,862,382
EQ/Davis New York Venture Portfolio‡	92,195	772,383
EQ/GAMCO Small Company Value Portfolio‡	192,724	6,353,423
EQ/Global Bond PLUS Portfolio‡	14,706,597	152,881,694
EQ/Global Multi-Sector Equity Portfolio‡	884,459	9,332,298
EQ/Intermediate Government Bond Index Portfolio‡	11,667,318	120,969,621
EQ/International Core PLUS Portfolio‡	821,352	6,331,275
EQ/International Equity Index Portfolio‡	484,388	3,513,196
EQ/International ETF Portfolio‡	581,333	3,437,962
EQ/International Value PLUS Portfolio‡	335,371	3,221,280
EQ/Large Cap Core PLUS Portfolio‡	2,261,537	14,154,679
EQ/Large Cap Growth Index Portfolio‡	1,782,833	14,451,790
EQ/Large Cap Growth PLUS Portfolio‡	2,551,033	39,124,788
EQ/Large Cap Value PLUS Portfolio‡	1,812,710	16,178,032
EQ/MFS International Growth Portfolio‡	1,539,896	8,367,625
EQ/PIMCO Ultra Short Bond Portfolio‡	28,369,603	282,142,555
Multimanager Core Bond Portfolio‡	34,705,305	375,388,733
Multimanager International Equity Portfolio‡	397,936	3,508,667
Multimanager Large Cap Core Equity Portfolio‡	2,271,600	20,041,166
Multimanager Large Cap Value Portfolio‡	2,281,916	19,402,907
Multimanager Mid Cap Growth Portfolio*‡	743,170	5,867,989
Multimanager Mid Cap Value Portfolio‡	422,411	3,454,975
Multimanager Multi-Sector Bond Portfolio‡	48,796,229	197,372,380
Multimanager Small Cap Growth Portfolio*‡	414,839	2,856,582

Total Investments (99.8%) (Cost $2,183,758,500)		2,241,290,768
Other Assets Less Liabilities (0.2%)		5,381,496

Net Assets (100%)		$2,246,672,264

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio(aa)	$44,273,564	$10,857,921	$6,254,626	$40,825,510	$—	$571,207
ATM Large Cap Portfolio(bb)	158,183,231	51,713,216	40,767,409	145,465,321	—	8,617,532
ATM Mid Cap Portfolio(cc)	13,891,769	8,392,763	3,132,081	14,800,193	—	1,694,471
ATM Small Cap Portfolio(dd)	6,561,059	3,635,525	39,103	7,826,476	—	496,757
EQ/AllianceBernstein Small Cap Growth Portfolio(ee)	3,667,620	83,080	23,337	3,231,560	—	(57)
EQ/BlackRock Basic Value Equity Portfolio(ff)	28,009,118	7,318,946	9,671,311	21,102,380	—	2,298,228
EQ/Boston Advisors Equity Income Portfolio(gg)	8,922,203	12,967,763	2,536,926	18,050,946	—	148,233
EQ/Core Bond Index Portfolio(hh)	715,025,534	143,786,236	202,881,314	680,862,382	46,788	776,384
EQ/Davis New York Venture Portfolio(ii)	—	800,258	—	772,383	258	—
EQ/GAMCO Small Company Value Portfolio(jj)	7,410,863	138,466	38,654	6,353,423	—	146
EQ/Global Bond PLUS Portfolio(kk)	142,200,449	30,822,974	25,899,707	152,881,694	102,463	(223,864)
EQ/Global Multi-Sector Equity Portfolio(ll)	10,596,014	2,005,121	1,501,900	9,332,298	25,823	144,459
EQ/Intermediate Government Bond Index Portfolio(mm)	111,747,747	22,488,362	18,538,756	120,969,621	55,742	48,011
EQ/International Core PLUS Portfolio(nn)	7,629,343	1,019,198	749,912	6,331,275	29,549	73,268
EQ/International Equity Index Portfolio(oo)	3,935,312	991,539	759,707	3,513,196	1,890	63,472
EQ/International ETF Portfolio(pp)	4,134,920	19,257	—	3,437,962	1,099	18,158
EQ/International Value PLUS Portfolio(qq)	3,695,272	990,008	752,333	3,221,280	359	70,847
EQ/Large Cap Core PLUS Portfolio(rr)	15,392,779	3,236,058	2,360,221	14,154,679	—	376,430
EQ/Large Cap Growth Index Portfolio(ss)	13,238,226	4,722,671	2,196,432	14,451,790	3,725	273,106
EQ/Large Cap Growth PLUS Portfolio(tt)	32,953,028	15,279,225	5,094,523	39,124,788	1,685	667,733
EQ/Large Cap Value PLUS Portfolio(uu)	12,559,173	7,617,763	1,560,929	16,178,032	—	124,230
EQ/MFS International Growth Portfolio(vv)	5,301,322	4,929,255	739,050	8,367,625	2,008	121,728
EQ/PIMCO Ultra Short Bond Portfolio(ww)	206,809,256	100,949,238	25,693,406	282,142,555	45,198	(209,535)
Multimanager Core Bond Portfolio(xx)	373,802,898	73,854,237	82,545,892	375,388,733	6,558,135	430,306
Multimanager International Equity Portfolio(yy)	4,139,008	1,005,014	758,990	3,508,667	15,366	64,189
Multimanager Large Cap Core Equity Portfolio(zz)	22,231,147	3,969,089	2,964,546	20,041,166	10,495	328,171
Multimanager Large Cap Value Portfolio(aaa)	26,306,093	6,949,001	9,528,502	19,402,907	11,109	1,910,575
Multimanager Mid Cap Growth Portfolio(bbb)	6,597,978	1,785,445	1,406,920	5,867,989	—	185,119
Multimanager Mid Cap Value Portfolio(ccc)	3,982,278	1,757,752	1,434,148	3,454,975	—	150,130
Multimanager Multi-Sector Bond Portfolio(ddd)	179,148,615	35,465,370	24,726,752	197,372,380	72,918	(258,484)
Multimanager Small Cap Growth Portfolio(eee)	3,635,396	55,386	15,483	2,856,582	—	37

	$2,175,981,215	$559,606,137	$474,572,870	$2,241,290,768	$6,984,610	$18,960,987

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM International Portfolio for Class K in the amount of $41,562,409, representing 4,376,424 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Large Cap Portfolio for Class K in the amount of $145,842,070, representing 14,128,500 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Mid Cap Portfolio for Class K in the amount of $16,066,694, representing 1,659,447 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Small Cap Portfolio for Class K in the amount of $8,653,439, representing 844,897 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/AllianceBernstein Small Cap Growth Portfolio for Class K in the amount of $3,510,349, representing 223,226 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/BlackRock Basic Value Equity Portfolio for Class K in the amount of $20,636,053, representing 1,611,450 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Boston Advisors Equity Income Portfolio for Class K in the amount of $17,431,327, representing 3,471,527 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(hh)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $675,754,416, representing 66,807,693 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ii)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Davis New York Venture Portfolio for Class K in the amount of $836,247, representing 92,195 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(jj)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/GAMCO Small Company Value Portfolio for Class K in the amount of $7,025,919, representing 190,164 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(kk)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Bond PLUS Portfolio for Class K in the amount of $154,369,060, representing 14,638,985 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ll)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Multi-Sector Equity Portfolio for Class K in the amount of $10,035,388, representing 868,283 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(mm)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Intermediate Government Bond Index Portfolio for Class K in the amount of $119,926,449, representing 11,611,757 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(nn)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Core PLUS Portfolio for Class K in the amount of $7,063,278, representing 810,468 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(oo)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Equity Index Portfolio for Class K in the amount of $3,742,065, representing 472,350 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(pp)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International ETF Portfolio for Class K in the amount of $3,818,275, representing 581,333 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(qq)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Value PLUS Portfolio for Class K in the amount of $3,453,846, representing 326,411 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(rr)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Core PLUS Portfolio for Class K in the amount of $14,892,587, representing 2,220,168 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ss)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Growth Index Portfolio for Class K in the amount of $13,458,448, representing 1,551,410 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(tt)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Growth PLUS Portfolio for Class K in the amount of $39,463,020, representing 2,405,890 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(uu)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Value PLUS Portfolio for Class K in the amount of $17,061,639, representing 1,783,642 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(vv)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/MFS International Growth Portfolio for Class K in the amount of $6,763,545, representing 1,121,924 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ww)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/PIMCO Ultra Short Bond Portfolio for Class K in the amount of $281,406,019, representing 28,236,921 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(xx)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Core Bond Portfolio for Class K in the amount of $371,964,671, representing 34,436,938 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

(yy)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager International Equity Portfolio for Class K in the amount of $3,801,516, representing 388,315 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(zz)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Core Equity Portfolio for Class K in the amount of $21,343,555, representing 2,232,698 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(aaa)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Value Portfolio for Class K in the amount of $20,306,197, representing 2,220,952 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bbb)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Growth Portfolio for Class K in the amount of $6,407,313, representing 736,744 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ccc)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Value Portfolio for Class K in the amount of $3,822,266, representing 418,293 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ddd)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Multi-Sector Bond Portfolio for Class K in the amount of $196,706,141, representing 48,599,896 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(eee)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Small Cap Growth Portfolio for Class K in the amount of $3,211,756, representing 410,017 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$2,241,290,768	$—	$2,241,290,768

Total Assets	$—	$2,241,290,768	$—	$2,241,290,768

Total Liabilities	$—	$—	$—	$—

Total	$—	$2,241,290,768	$—	$2,241,290,768

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$559,606,137
Net Proceeds of Sales and Redemptions:
Investment Companies	$493,533,857

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$78,564,378
Aggregate gross unrealized depreciation	(21,235,917)

Net unrealized appreciation	$57,328,461

Federal income tax cost of investments	$2,183,962,307

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	9,954,676	$86,559,592
ATM Large Cap Portfolio‡	21,604,921	208,793,658
ATM Mid Cap Portfolio‡	3,069,020	26,901,611
ATM Small Cap Portfolio‡	4,432,932	40,619,140
EQ/AllianceBernstein Small Cap Growth Portfolio‡	871,228	12,413,916
EQ/AXA Franklin Small Cap Value Core Portfolio‡	1,013,761	8,309,108
EQ/BlackRock Basic Value Equity Portfolio‡	2,687,751	31,670,211
EQ/Boston Advisors Equity Income Portfolio‡	5,828,435	27,497,464
EQ/Core Bond Index Portfolio‡	39,272,923	397,588,079
EQ/Davis New York Venture Portfolio‡	69,146	579,287
EQ/GAMCO Small Company Value Portfolio‡	428,319	14,120,133
EQ/Global Bond PLUS Portfolio‡	10,230,866	106,354,459
EQ/Global Multi-Sector Equity Portfolio‡	2,380,123	25,113,665
EQ/Intermediate Government Bond Index Portfolio‡	7,630,473	79,114,622
EQ/International Core PLUS Portfolio‡	1,587,266	12,235,211
EQ/International Equity Index Portfolio‡	910,343	6,602,588
EQ/International ETF Portfolio‡	1,664,398	9,843,130
EQ/International Value PLUS Portfolio‡	829,437	7,966,858
EQ/Large Cap Core PLUS Portfolio‡	3,278,447	20,519,394
EQ/Large Cap Growth Index Portfolio‡	2,648,749	21,470,982
EQ/Large Cap Growth PLUS Portfolio‡	3,363,825	51,590,438
EQ/Large Cap Value PLUS Portfolio‡	2,845,265	25,393,353
EQ/MFS International Growth Portfolio‡	4,468,766	24,282,781
EQ/Mid Cap Index Portfolio‡	384,761	2,809,163
EQ/PIMCO Ultra Short Bond Portfolio‡	19,509,309	194,024,793
EQ/Small Company Index Portfolio‡	367,512	3,220,185
Multimanager Core Bond Portfolio‡ .	20,116,989	217,594,717
Multimanager International Equity Portfolio‡	861,022	7,591,776
Multimanager Large Cap Core Equity Portfolio‡	2,346,453	20,701,560
Multimanager Large Cap Value Portfolio‡	3,184,215	27,075,064
Multimanager Mid Cap Growth Portfolio*‡	506,503	3,999,295
Multimanager Mid Cap Value Portfolio‡	1,070,989	8,759,815
Multimanager Multi-Sector Bond Portfolio‡	39,381,980	159,293,357
Multimanager Small Cap Growth Portfolio*‡	961,450	6,620,551
Multimanager Small Cap Value Portfolio‡	375,684	3,292,420

Total Investments (99.9%) (Cost $1,861,773,175)		1,900,522,376
Other Assets Less Liabilities (0.1%)		1,763,532

Net Assets (100%)		$1,902,285,908

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio(aa)	$100,305,622	$17,476,148	$13,471,284	$86,559,592	$—	$1,132,880
ATM Large Cap Portfolio(bb)	234,476,259	45,637,626	37,620,697	208,793,658	—	10,378,794
ATM Mid Cap Portfolio(cc)	43,746,416	6,389,207	14,510,285	26,901,611	—	5,108,724
ATM Small Cap Portfolio(dd)	42,763,755	13,903,642	3,558,590	40,619,140	—	2,762,816
EQ/AllianceBernstein Small Cap Growth Portfolio(ee)	12,582,614	2,912,279	1,013,203	12,413,916	—	73,812
EQ/AXA Franklin Small Cap Value Core Portfolio(ff)	10,108,446	1,245,117	999,835	8,309,108	—	7,478
EQ/BlackRock Basic Value Equity Portfolio(gg)	28,091,909	9,707,396	1,968,849	31,670,211	—	125,478
EQ/Boston Advisors Equity Income Portfolio(hh)	26,804,066	12,087,791	7,741,121	27,497,464	—	1,277,160
EQ/Core Bond Index Portfolio(ii)	473,259,064	35,228,803	128,440,238	397,588,079	28,438	349,619
EQ/Davis New York Venture Portfolio(jj)	—	600,194	—	579,287	194	—
EQ/GAMCO Small Company Value Portfolio(kk)	16,474,535	1,245,116	933,828	14,120,133	—	73,485
EQ/Global Bond PLUS Portfolio(ll)	115,324,228	7,772,742	21,634,315	106,354,459	74,018	(57,536)
EQ/Global Multi-Sector Equity Portfolio(mm)	26,461,940	5,809,259	2,326,770	25,113,665	71,468	191,511
EQ/Intermediate Government Bond Index Portfolio(nn)	77,849,244	11,198,839	13,821,891	79,114,622	37,907	136,608
EQ/International Core PLUS Portfolio(oo)	15,962,733	801,229	1,420,722	12,235,211	58,555	90,246
EQ/International Equity Index Portfolio(pp)	8,340,959	498,814	945,654	6,602,588	3,698	61,658
EQ/International ETF Portfolio(qq)	12,360,005	550,829	973,334	9,843,130	3,179	86,512
EQ/International Value PLUS Portfolio(rr)	9,992,514	1,243,605	1,427,534	7,966,858	930	83,435
EQ/Large Cap Core PLUS Portfolio(ss)	24,237,935	1,388,477	1,908,052	20,519,394	—	504,816
EQ/Large Cap Growth Index Portfolio(tt)	27,269,450	3,368,643	6,440,246	21,470,982	5,852	1,453,035
EQ/Large Cap Growth PLUS Portfolio(uu)	49,305,829	12,654,367	4,829,460	51,590,438	2,296	446,208
EQ/Large Cap Value PLUS Portfolio(vv)	30,700,181	1,715,745	3,135,744	25,393,353	—	310,147
EQ/MFS International Growth Portfolio(ww)	14,440,094	14,219,404	1,081,836	24,282,781	6,463	205,879
EQ/Mid Cap Index Portfolio(xx)	3,240,503	—	—	2,809,163	—	—
EQ/PIMCO Ultra Short Bond Portfolio(yy)	153,262,715	61,896,334	21,114,311	194,024,793	32,310	(21,100)
EQ/Small Company Index Portfolio(zz)	3,864,915	—	—	3,220,185	—	—
Multimanager Core Bond Portfolio(aaa)	236,721,547	25,006,710	51,109,613	217,594,717	4,273,423	396,547
Multimanager International Equity Portfolio(bbb)	9,872,330	1,490,407	1,749,623	7,591,776	34,499	105,597
Multimanager Large Cap Core Equity Portfolio(ccc)	24,861,160	1,001,368	2,032,754	20,701,560	11,135	(18,130)
Multimanager Large Cap Value Portfolio(ddd)	43,318,627	3,423,031	16,268,551	27,075,064	16,099	(175,797)
Multimanager Mid Cap Growth Portfolio(eee)	4,905,624	240,693	422,463	3,999,295	—	49,312
Multimanager Mid Cap Value Portfolio(fff)	2,602,221	7,487,261	403,909	8,759,815	—	51,926

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Multimanager Multi-Sector Bond Portfolio(ggg)	$174,707,070	$11,156,998	$34,266,064	$159,293,357	$61,134	$(660,996)
Multimanager Small Cap Growth Portfolio(hhh)	8,266,257	864,721	544,046	6,620,551	—	39,312
Multimanager Small Cap Value Portfolio(iii)	4,307,922	247,558	498,455	3,292,420	—	5,201

	$2,070,788,689	$320,470,353	$398,613,277	$1,900,522,376	$4,721,598	$24,574,637

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM International Portfolio for Class K in the amount of $90,480,245, representing 9,527,357 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Large Cap Portfolio for Class K in the amount of $219,860,398, representing 21,299,050 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Mid Cap Portfolio for Class K in the amount of $30,131,793, representing 3,112,159 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Small Cap Portfolio for Class K in the amount of $45,942,155, representing 4,485,662 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/AllianceBernstein Small Cap Growth Portfolio for Class K in the amount of $13,880,472, representing 882,672 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/AXA Franklin Small Cap Value Core Portfolio for Class K in the amount of $9,401,877, representing 1,026,882 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/BlackRock Basic Value Equity Portfolio for Class K in the amount of $33,658,720, representing 2,628,379 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(hh)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Boston Advisors Equity Income Portfolio for Class K in the amount of $29,113,913, representing 5,798,166 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ii)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $411,190,647, representing 40,651,896 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(jj)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Davis New York Venture Portfolio for Class K in the amount of $627,185, representing 69,146 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(kk)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/GAMCO Small Company Value Portfolio for Class K in the amount of $15,945,023, representing 431,570 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ll)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Bond PLUS Portfolio for Class K in the amount of $111,637,025, representing 10,586,660 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(mm)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Multi-Sector Equity Portfolio for Class K in the amount of $27,806,460, representing 2,405,873 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(nn)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Intermediate Government Bond Index Portfolio for Class K in the amount of $81,645,639, representing 7,905,256 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(oo)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Core PLUS Portfolio for Class K in the amount of $14,011,802, representing 1,607,769 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(pp)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Equity Index Portfolio for Class K in the amount of $7,333,147, representing 925,641 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(qq)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International ETF Portfolio for Class K in the amount of $11,052,441, representing 1,682,736 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(rr)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Value PLUS Portfolio for Class K in the amount of $8,956,687, representing 846,465 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

(ss)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Core PLUS Portfolio for Class K in the amount of $22,230,151, representing 3,314,043 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(tt)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Growth Index Portfolio for Class K in the amount of $21,171,287, representing 2,440,500 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(uu)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Growth PLUS Portfolio for Class K in the amount of $53,832,443, representing 3,281,932 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(vv)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Value PLUS Portfolio for Class K in the amount of $27,575,584, representing 2,882,781 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ww)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/MFS International Growth Portfolio for Class K in the amount of $21,788,721, representing 3,614,270 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(xx)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Mid Cap Index Portfolio for Class K in the amount of $3,119,433, representing 384,761 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(yy)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/PIMCO Ultra Short Bond Portfolio for Class K in the amount of $201,391,850, representing 20,208,117 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(zz)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Small Company Index Portfolio for Class K in the amount of $3,610,423, representing 367,512 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(aaa)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Core Bond Portfolio for Class K in the amount of $225,179,654, representing 20,847,404 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bbb)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager International Equity Portfolio for Class K in the amount of $8,548,439, representing 873,201 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ccc)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Core Equity Portfolio for Class K in the amount of $22,670,516, representing 2,371,508 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ddd)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Value Portfolio for Class K in the amount of $29,472,342, representing 3,223,482 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(eee)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Growth Portfolio for Class K in the amount of $4,440,746, representing 510,618 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(fff)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Value Portfolio for Class K in the amount of $3,472,596, representing 380,027 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ggg)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Multi-Sector Bond Portfolio for Class K in the amount of $165,113,271, representing 40,794,293 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(hhh)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Small Cap Growth Portfolio for Class K in the amount of $7,650,307, representing 976,649 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(iii)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Small Cap Value Portfolio for Class K in the amount of $3,786,935, representing 381,729 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)		Total
Assets:
Investment Companies
Investment Companies	$—	$1,900,522,376		$—	$1,900,522,376

Total Assets	$—	$1,900,522,376	$		$1,900,522,376

Total Liabilities	$—	$—		$—	$—

Total	$—	$1,900,522,376		$—	$1,900,522,376

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$320,470,353
Net Proceeds of Sales and Redemptions:
Investment Companies	$423,187,918

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$84,494,892
Aggregate gross unrealized depreciation	(45,854,903)

Net unrealized appreciation	$38,639,989

Federal income tax cost of investments	$1,861,882,387

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	79,469,075	$691,013,046
ATM Large Cap Portfolio‡	125,822,348	1,215,968,738
ATM Mid Cap Portfolio‡	16,678,835	146,198,940
ATM Small Cap Portfolio‡	33,672,244	308,540,176
EQ/AllianceBernstein Small Cap Growth Portfolio‡	8,861,225	126,261,477
EQ/AXA Franklin Small Cap Value Core Portfolio‡	8,846,425	72,508,077
EQ/BlackRock Basic Value Equity Portfolio‡	12,375,041	145,817,141
EQ/Boston Advisors Equity Income Portfolio‡	29,539,176	139,360,306
EQ/Core Bond Index Portfolio‡	160,650,112	1,626,376,766
EQ/Davis New York Venture Portfolio‡	530,119	4,441,203
EQ/GAMCO Small Company Value Portfolio‡	3,243,942	106,941,092
EQ/Global Bond PLUS Portfolio‡	44,271,734	460,224,612
EQ/Global Multi-Sector Equity Portfolio‡	16,031,230	169,152,176
EQ/Intermediate Government Bond Index Portfolio‡	34,752,509	360,322,565
EQ/International Core PLUS Portfolio‡	13,355,540	102,949,255
EQ/International Equity Index Portfolio‡	7,341,965	53,250,230
EQ/International ETF Portfolio‡	11,734,653	69,397,899
EQ/International Value PLUS Portfolio‡	6,624,812	63,632,213
EQ/Large Cap Core PLUS Portfolio‡	17,815,823	111,507,032
EQ/Large Cap Growth Index Portfolio‡	14,158,982	114,773,903
EQ/Large Cap Growth PLUS Portfolio‡	21,193,991	325,048,828
EQ/Large Cap Value PLUS Portfolio‡	21,172,946	188,963,805
EQ/MFS International Growth Portfolio‡	33,055,139	179,617,955
EQ/Mid Cap Index Portfolio‡	1,174,508	8,575,167
EQ/PIMCO Ultra Short Bond Portfolio‡	87,801,136	873,203,504
EQ/Small Company Index Portfolio‡	2,125,149	18,620,802
Multimanager Core Bond Portfolio‡	84,408,408	913,000,628
Multimanager International Equity Portfolio‡	12,013,541	105,925,399
Multimanager Large Cap Core Equity Portfolio‡	11,995,852	105,833,287
Multimanager Large Cap Value Portfolio‡	19,433,363	165,239,961
Multimanager Mid Cap Growth Portfolio*‡	2,295,955	18,128,613
Multimanager Mid Cap Value Portfolio‡	5,018,040	41,043,456
Multimanager Multi-Sector Bond Portfolio‡	195,210,375	789,592,495
Multimanager Small Cap Growth Portfolio*‡	9,803,411	67,506,374
Multimanager Small Cap Value Portfolio‡	2,973,846	26,062,167

Total Investments (99.9%) (Cost $9,860,789,389)		9,914,999,288
Other Assets Less Liabilities (0.1%)		5,713,656

Net Assets (100%)		$9,920,712,944

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio(aa)	$808,396,818	$90,990,632	$68,135,461	$691,013,046	$—	$7,611,589
ATM Large Cap Portfolio(bb)	1,397,402,113	183,389,205	168,059,553	1,215,968,738	—	60,947,197
ATM Mid Cap Portfolio(cc)	234,585,487	19,691,903	60,990,536	146,198,940	—	24,217,413
ATM Small Cap Portfolio(dd)	340,256,973	81,737,569	18,968,680	308,540,176	—	20,341,853
EQ/AllianceBernstein Small Cap Growth Portfolio(ee)	134,910,972	18,899,262	7,038,319	126,261,477	—	553,399
EQ/AXA Franklin Small Cap Value Core Portfolio(ff)	95,770,039	216,465	5,442,613	72,508,077	—	72,281
EQ/BlackRock Basic Value Equity Portfolio(gg)	125,236,186	50,660,774	11,917,103	145,817,141	—	24,388
EQ/Boston Advisors Equity Income Portfolio(hh)	126,033,710	38,160,774	11,095,587	139,360,306	—	1,095,904
EQ/Core Bond Index Portfolio(ii)	2,019,504,508	58,518,302	527,450,985	1,626,376,766	116,930	88,189
EQ/Davis New York Venture Portfolio(jj)	—	4,601,484	—	4,441,203	1,484	—
EQ/GAMCO Small Company Value Portfolio(kk)	113,681,514	20,288,619	7,065,983	106,941,092	—	287,210
EQ/Global Bond PLUS Portfolio(ll)	494,553,070	31,548,221	87,891,190	460,224,612	321,589	(240,121)
EQ/Global Multi-Sector Equity Portfolio(mm)	208,781,644	4,485,342	12,954,659	169,152,176	480,258	(86,572)
EQ/Intermediate Government Bond Index Portfolio(nn)	409,086,841	1,255,648	66,797,593	360,322,565	173,326	1,976,880
EQ/International Core PLUS Portfolio(oo)	129,811,962	8,217,384	9,433,191	102,949,255	490,278	320,229
EQ/International Equity Index Portfolio(pp)	68,390,941	246,142	5,204,131	53,250,230	29,677	310,763
EQ/International ETF Portfolio(qq)	92,719,924	608,423	9,344,578	69,397,899	22,364	539,911
EQ/International Value PLUS Portfolio(rr)	88,282,343	285,330	11,137,731	63,632,213	7,353	(23,063)
EQ/Large Cap Core PLUS Portfolio(ss)	139,653,063	2,521,485	13,401,206	111,507,032	—	2,950,996
EQ/Large Cap Growth Index Portfolio(tt)	154,521,566	7,965,189	30,026,561	114,773,903	32,260	11,003,229
EQ/Large Cap Growth PLUS Portfolio(uu)	321,952,549	55,068,106	17,271,380	325,048,828	14,631	1,827,176
EQ/Large Cap Value PLUS Portfolio(vv)	287,121,718	761,776	57,655,295	188,963,805	—	17,350,410
EQ/MFS International Growth Portfolio(ww)	108,486,276	99,629,618	4,730,695	179,617,955	47,261	1,023,362
EQ/Mid Cap Index Portfolio(xx)	9,891,860	—	—	8,575,167	—	—
EQ/PIMCO Ultra Short Bond Portfolio(yy)	654,438,549	323,593,643	104,593,376	873,203,504	145,864	35,341
EQ/Small Company Index Portfolio(zz)	22,348,969	—	—	18,620,802	—	—
Multimanager Core Bond Portfolio(aaa)	1,056,830,324	43,380,929	216,581,337	913,000,628	18,914,280	3,546,037
Multimanager International Equity Portfolio(bbb)	147,513,901	940,041	15,677,989	105,925,399	477,526	235,999
Multimanager Large Cap Core Equity Portfolio(ccc)	127,209,287	3,917,641	9,236,669	105,833,287	56,866	(45,178)
Multimanager Large Cap Value Portfolio(ddd)	209,830,602	726,023	20,859,581	165,239,961	97,914	(41,947)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
Multimanager Mid Cap Growth Portfolio(eee)	$21,372,007	$6,385	$143,102	$18,128,613	$—	$13
Multimanager Mid Cap Value Portfolio(fff)	12,320,859	33,004,257	95,395	41,043,456	—	15
Multimanager Multi-Sector Bond Portfolio(ggg)	888,735,939	21,986,450	157,794,602	789,592,495	303,263	(555,318)
Multimanager Small Cap Growth Portfolio(hhh)	90,082,882	2,616,465	5,243,657	67,506,374	—	271,238
Multimanager Small Cap Value Portfolio(iii)	33,852,462	72,155	1,853,024	26,062,167	—	(14,726)

	$11,173,567,858	$1,209,991,642	$1,744,091,762	$9,914,999,288	$21,733,124	$155,624,097

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM International Portfolio for Class K in the amount of $720,247,639, representing 75,840,385 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Large Cap Portfolio for Class K in the amount of $1,282,102,131, representing 124,204,078 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Mid Cap Portfolio for Class K in the amount of $162,923,931, representing 16,827,580 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Small Cap Portfolio for Class K in the amount of $347,786,215, representing 33,956,862 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/AllianceBernstein Small Cap Growth Portfolio for Class K in the amount of $140,371,691, representing 8,926,361 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/AXA Franklin Small Cap Value Core Portfolio for Class K in the amount of $81,620,274, representing 8,914,648 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/BlackRock Basic Value Equity Portfolio for Class K in the amount of $152,177,370, representing 11,883,391 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(hh)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Boston Advisors Equity Income Portfolio for Class K in the amount of $145,076,339, representing 28,892,601 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ii)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $1,689,393,114, representing 167,019,932 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(jj)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Davis New York Venture Portfolio for Class K in the amount of $4,808,419, representing 530,119 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(kk)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/GAMCO Small Company Value Portfolio for Class K in the amount of $120,683,405, representing 3,266,429 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ll)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Bond PLUS Portfolio for Class K in the amount of $484,689,998, representing 45,963,677 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(mm)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Multi-Sector Equity Portfolio for Class K in the amount of $186,723,849, representing 16,155,736 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(nn)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Intermediate Government Bond Index Portfolio for Class K in the amount of $373,037,124, representing 36,118,940 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(oo)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Core PLUS Portfolio for Class K in the amount of $117,228,282, representing 13,451,235 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(pp)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Equity Index Portfolio for Class K in the amount of $58,792,666, representing 7,421,220 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(qq)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International ETF Portfolio for Class K in the amount of $77,702,044, representing 11,830,149 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

(rr)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Value PLUS Portfolio for Class K in the amount of $70,724,546, representing 6,683,928 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ss)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Core PLUS Portfolio for Class K in the amount of $120,523,314, representing 17,967,463 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(tt)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Growth Index Portfolio for Class K in the amount of $116,608,585, representing 13,441,944 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(uu)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Growth PLUS Portfolio for Class K in the amount of $342,789,705, representing 20,898,409 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(vv)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Value PLUS Portfolio for Class K in the amount of $204,162,414, representing 21,343,357 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ww)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/MFS International Growth Portfolio for Class K in the amount of $159,214,980, representing 26,410,270 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(xx)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Mid Cap Index Portfolio for Class K in the amount of $9,522,287, representing 1,174,508 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(yy)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/PIMCO Ultra Short Bond Portfolio for Class K in the amount of $908,524,705, representing 91,163,439 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(zz)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Small Company Index Portfolio for Class K in the amount of $20,877,367, representing 2,125,149 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(aaa)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Core Bond Portfolio for Class K in the amount of $950,384,612, representing 87,987,753 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bbb)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager International Equity Portfolio for Class K in the amount of $118,230,282, representing 12,076,921 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ccc)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Core Equity Portfolio for Class K in the amount of $115,696,038, representing 12,102,684 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ddd)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Value Portfolio for Class K in the amount of $179,109,900, representing 19,589,808 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(eee)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Growth Portfolio for Class K in the amount of $20,090,215, representing 2,310,069 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(fff)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Value Portfolio for Class K in the amount of $14,247,975, representing 1,559,241 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ggg)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Multi-Sector Bond Portfolio for Class K in the amount of $818,441,531, representing 202,211,143 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(hhh)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Small Cap Growth Portfolio for Class K in the amount of $77,415,208, representing 9,882,930 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(iii)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Small Cap Value Portfolio for Class K in the amount of $29,711,280, representing 2,994,941 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$9,914,999,288	$—	$9,914,999,288

Total Assets	$—	$9,914,999,288	$—	$9,914,999,288

Total Liabilities	$—	$—	$—	$—

Total	$—	$9,914,999,288	$—	$9,914,999,288

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$1,209,991,642
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,899,324,172

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$465,412,889
Aggregate gross unrealized depreciation	(411,626,051)

Net unrealized appreciation	$53,786,838

Federal income tax cost of investments	$9,861,212,450

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	116,134,564	$1,009,833,053
ATM Large Cap Portfolio‡	190,861,604	1,844,519,251
ATM Mid Cap Portfolio‡	30,562,800	267,899,343
ATM Small Cap Portfolio‡	57,015,004	522,430,863
EQ/AllianceBernstein Small Cap Growth Portfolio‡	16,883,440	240,568,092
EQ/AXA Franklin Small Cap Value Core Portfolio‡	10,635,086	87,168,510
EQ/BlackRock Basic Value Equity Portfolio‡	17,058,787	201,006,498
EQ/Boston Advisors Equity Income Portfolio‡	38,706,621	182,610,595
EQ/Core Bond Index Portfolio‡	134,175,108	1,358,351,232
EQ/Davis New York Venture Portfolio‡	460,973	3,861,915
EQ/GAMCO Small Company Value Portfolio‡	3,411,896	112,477,945
EQ/Global Multi-Sector Equity Portfolio‡	19,697,916	207,840,903
EQ/Intermediate Government Bond Index Portfolio‡	25,009,614	259,305,826
EQ/International Core PLUS Portfolio‡	17,984,184	138,628,497
EQ/International Equity Index Portfolio‡	15,378,711	111,539,606
EQ/International ETF Portfolio‡	18,222,152	107,764,509
EQ/International Value PLUS Portfolio‡	11,834,865	113,675,479
EQ/Large Cap Core PLUS Portfolio‡	24,599,487	153,965,140
EQ/Large Cap Growth Index Portfolio‡	26,181,242	212,227,354
EQ/Large Cap Growth PLUS Portfolio‡	27,467,906	421,270,858
EQ/Large Cap Value PLUS Portfolio‡	35,861,241	320,053,556
EQ/MFS International Growth Portfolio‡	42,637,127	231,685,415
EQ/Mid Cap Index Portfolio‡	1,170,839	8,548,374
EQ/PIMCO Ultra Short Bond Portfolio‡	56,832,664	565,214,577
EQ/Small Company Index Portfolio‡	1,661,284	14,556,366
Multimanager Core Bond Portfolio‡	74,410,587	804,859,540
Multimanager International Equity Portfolio‡	16,097,445	141,933,866
Multimanager Large Cap Core Equity Portfolio‡	26,392,804	232,850,257
Multimanager Large Cap Value Portfolio‡	32,508,525	276,416,776
Multimanager Mid Cap Growth Portfolio*‡	2,028,414	16,016,138
Multimanager Mid Cap Value Portfolio‡	1,318,626	10,785,283
Multimanager Multi-Sector Bond Portfolio‡	68,305,840	276,285,410
Multimanager Small Cap Growth Portfolio*‡	22,570,187	155,418,498
Multimanager Small Cap Value Portfolio‡	14,780,058	129,529,355

Total Investments (100.0%) (Cost $10,629,811,536)		10,741,098,880
Other Assets Less Liabilities (0.0%)		3,499,752

Net Assets (100%)		$10,744,598,632

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares

.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio(aa)	$1,186,959,563	$107,927,129	$79,469,969	$1,009,833,053	$—	$9,628,396
ATM Large Cap Portfolio(bb)	2,161,717,978	200,015,884	217,573,232	1,844,519,251	—	87,465,310
ATM Mid Cap Portfolio(cc)	410,108,651	30,208,575	87,996,583	267,899,343	—	40,671,166
ATM Small Cap Portfolio(dd)	614,732,837	104,469,413	37,920,514	522,430,863	—	34,395,364
EQ/AllianceBernstein Small Cap Growth Portfolio(ee)	254,471,203	39,122,959	13,990,132	240,568,092	—	635,388
EQ/AXA Franklin Small Cap Value Core Portfolio(ff)	116,516,333	349,379	7,785,587	87,168,510	—	265,776
EQ/BlackRock Basic Value Equity Portfolio(gg)	194,347,853	45,029,842	12,317,928	201,006,498	—	26,933
EQ/Boston Advisors Equity Income Portfolio(hh)	175,019,539	36,524,069	11,252,374	182,610,595	—	824,669
EQ/Core Bond Index Portfolio(ii)	1,648,458,812	25,433,454	383,578,610	1,358,351,232	98,893	(1,031,943)
EQ/Davis New York Venture Portfolio(jj)	—	4,001,290	—	3,861,915	1,290	—
EQ/GAMCO Small Company Value Portfolio(kk)	111,250,752	30,866,697	8,628,101	112,477,945	—	226,715
EQ/Global Multi-Sector Equity Portfolio(ll)	226,206,280	32,663,987	14,492,090	207,840,903	546,801	(134,388)
EQ/Intermediate Government Bond Index Portfolio(mm)	353,067,043	1,162,492	106,423,255	259,305,826	125,900	2,945,196
EQ/International Core PLUS Portfolio(nn)	178,487,551	933,981	6,310,191	138,628,497	660,401	263,966
EQ/International Equity Index Portfolio(oo)	143,151,761	574,491	10,933,993	111,539,606	61,968	607,415
EQ/International ETF Portfolio(pp)	133,436,039	4,957,851	7,955,606	107,764,509	34,718	669,510
EQ/International Value PLUS Portfolio(qq)	149,543,464	525,640	11,601,444	113,675,479	13,117	(60,037)
EQ/Large Cap Core PLUS Portfolio(rr)	185,728,270	3,506,849	11,569,993	153,965,140	—	3,489,830
EQ/Large Cap Growth Index Portfolio(ss)	267,046,495	7,097,785	36,047,896	212,227,354	61,682	11,567,670
EQ/Large Cap Growth PLUS Portfolio(tt)	458,827,290	33,945,051	26,134,512	421,270,858	19,159	1,907,141
EQ/Large Cap Value PLUS Portfolio(uu)	428,340,685	1,292,854	52,842,773	320,053,556	—	14,046,383
EQ/MFS International Growth Portfolio(vv)	201,682,077	74,941,007	9,278,212	231,685,415	66,270	1,620,779
EQ/Mid Cap Index Portfolio(ww)	9,860,954	—	—	8,548,374	—	—
EQ/PIMCO Ultra Short Bond Portfolio(xx)	437,670,801	215,945,340	88,274,352	565,214,577	95,736	37,210
EQ/Small Company Index Portfolio(yy)	17,470,771	—	—	14,556,366	—	—
Multimanager Core Bond Portfolio(zz)	1,040,021,663	30,656,540	296,568,798	804,859,540	17,715,679	(971,307)
Multimanager International Equity Portfolio(aaa)	193,115,070	1,397,499	16,737,823	141,933,866	640,259	38,653
Multimanager Large Cap Core Equity Portfolio(bbb)	283,766,364	829,553	16,450,819	232,850,257	125,021	(80,276)
Multimanager Large Cap Value Portfolio(ccc)	386,307,846	1,194,426	72,526,443	276,416,776	163,606	(175,809)
Multimanager Mid Cap Growth Portfolio(ddd)	18,922,546	3,464	160,653	16,016,138	—	37

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
Multimanager Mid Cap Value Portfolio(eee)	$13,402,371	$2,309	$107,044	$10,785,283	$—	$83
Multimanager Multi-Sector Bond Portfolio(fff)	195,940,598	106,168,721	36,267,012	276,285,410	110,994	411,167
Multimanager Small Cap Growth Portfolio(ggg)	212,303,312	524,069	10,975,578	155,418,498	—	1,101,466
Multimanager Small Cap Value Portfolio(hhh)	168,811,470	430,951	9,789,446	129,529,355	—	6,939

	$12,576,694,242	$1,142,703,551	$1,701,960,963	$10,741,098,880	$20,541,494	$210,399,402

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM International Portfolio for Class K in the amount of $1,058,075,441, representing 111,412,859 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Large Cap Portfolio for Class K in the amount of $1,960,129,793, representing 189,888,237 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Mid Cap Portfolio for Class K in the amount of $297,461,579, representing 30,723,286 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Small Cap Portfolio for Class K in the amount of $588,439,199, representing 57,453,538 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/AllianceBernstein Small Cap Growth Portfolio for Class K in the amount of $267,490,266, representing 17,009,944 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/AXA Franklin Small Cap Value Core Portfolio for Class K in the amount of $98,270,550, representing 10,733,208 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/BlackRock Basic Value Equity Portfolio for Class K in the amount of $212,425,650, representing 16,588,124 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(hh)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Boston Advisors Equity Income Portfolio for Class K in the amount of $190,653,283, representing 37,969,453 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ii)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $1,428,400,511, representing 141,217,195 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(jj)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Davis New York Venture Portfolio for Class K in the amount of $4,181,234, representing 460,973 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(kk)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/GAMCO Small Company Value Portfolio for Class K in the amount of $127,627,769, representing 3,454,386 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ll)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Multi-Sector Equity Portfolio for Class K in the amount of $212,520,290, representing 18,387,697 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(mm)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Intermediate Government Bond Index Portfolio for Class K in the amount of $270,877,856, representing 26,227,473 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(nn)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Core PLUS Portfolio for Class K in the amount of $157,860,733, representing 18,113,563 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(oo)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Equity Index Portfolio for Class K in the amount of $122,736,525, representing 15,492,660 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(pp)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International ETF Portfolio for Class K in the amount of $120,589,244, representing 18,359,732 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(qq)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Value PLUS Portfolio for Class K in the amount of $126,127,961, representing 11,919,910 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(rr)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Core PLUS Portfolio for Class K in the amount of $166,326,002, representing 24,795,669 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

(ss)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Growth Index Portfolio for Class K in the amount of $222,884,570, representing 25,692,807 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(tt)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Growth PLUS Portfolio for Class K in the amount of $448,664,966, representing 27,353,167 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(uu)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Value PLUS Portfolio for Class K in the amount of $345,669,908, representing 36,136,701 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(vv)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/MFS International Growth Portfolio for Class K in the amount of $223,156,725, representing 37,016,802 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ww)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Mid Cap Index Portfolio for Class K in the amount of $9,492,536, representing 1,170,839 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(xx)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/PIMCO Ultra Short Bond Portfolio for Class K in the amount of $596,121,910, representing 59,816,231 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(yy)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Small Company Index Portfolio for Class K in the amount of $16,320,381, representing 1,661,284 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(zz)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Core Bond Portfolio for Class K in the amount of $839,598,603, representing 77,731,051 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(aaa)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager International Equity Portfolio for Class K in the amount of $158,483,832, representing 16,188,719 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bbb)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Core Equity Portfolio for Class K in the amount of $254,284,419, representing 26,600,080 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ccc)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Value Portfolio for Class K in the amount of $299,208,201, representing 32,725,334 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ddd)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Growth Portfolio for Class K in the amount of $17,773,156, representing 2,043,643 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(eee)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Value Portfolio for Class K in the amount of $12,138,665, representing 1,328,407 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(fff)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Multi-Sector Bond Portfolio for Class K in the amount of $299,464,753, representing 73,988,315 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ggg)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Small Cap Growth Portfolio for Class K in the amount of $178,144,250, representing 22,742,135 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(hhh)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Small Cap Value Portfolio for Class K in the amount of $147,529,016, representing 14,871,145 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)	Total
Investment Companies	$—	$10,741,098,880	$—	$10,741,098,880
Total Assets	$—	$10,741,098,880	$—	$10,741,098,880

Total Liabilities	$—	$—	$—	$—

Total	$—	$10,741,098,880	$—	$10,741,098,880

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$1,142,703,551
Net Proceeds of Sales and Redemptions:
Investment Companies	$1,912,360,365

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$673,897,575
Aggregate gross unrealized depreciation	(562,477,473)

Net unrealized appreciation	$111,420,102

Federal income tax cost of investments	$10,629,678,778

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
ATM International Portfolio‡	37,733,497	$328,106,734
ATM Large Cap Portfolio‡	73,095,272	706,405,240
ATM Mid Cap Portfolio‡	11,788,788	103,335,051
ATM Small Cap Portfolio‡	20,738,203	190,025,016
EQ/AllianceBernstein Small Cap Growth Portfolio‡	5,425,533	77,307,120
EQ/AXA Franklin Small Cap Value Core Portfolio‡	4,314,873	35,366,057
EQ/BlackRock Basic Value Equity Portfolio‡	5,210,477	61,395,904
EQ/Boston Advisors Equity Income Portfolio‡	9,135,454	43,099,361
EQ/Core Bond Index Portfolio‡	13,322,868	134,876,991
EQ/GAMCO Small Company Value Portfolio‡	2,152,343	70,954,987
EQ/Global Multi-Sector Equity Portfolio‡	5,877,702	62,018,077
EQ/Intermediate Government Bond Index Portfolio‡	1,738,463	18,024,812
EQ/International Core PLUS Portfolio‡	4,613,059	35,559,101
EQ/International Equity Index Portfolio‡	7,328,682	53,153,894
EQ/International ETF Portfolio‡	5,293,247	31,303,888
EQ/International Value PLUS Portfolio‡	6,858,207	65,874,005
EQ/Large Cap Core PLUS Portfolio‡	9,492,435	59,411,978
EQ/Large Cap Growth Index Portfolio‡	12,074,467	97,876,651
EQ/Large Cap Growth PLUS Portfolio‡	9,495,304	145,627,946
EQ/Large Cap Value PLUS Portfolio‡	18,427,916	164,465,023
EQ/MFS International Growth Portfolio‡	15,963,024	86,741,302
EQ/Mid Cap Index Portfolio‡	584,627	4,268,404
EQ/PIMCO Ultra Short Bond Portfolio‡	5,409,019	53,793,999
EQ/Small Company Index Portfolio‡	522,537	4,578,528
Multimanager Core Bond Portfolio‡	6,257,097	67,679,669
Multimanager International Equity Portfolio‡	3,851,032	33,955,195
Multimanager Large Cap Core Equity Portfolio‡	10,077,306	88,906,934
Multimanager Large Cap Value Portfolio‡	15,908,004	135,264,189
Multimanager Mid Cap Growth Portfolio*‡	673,530	5,318,121
Multimanager Mid Cap Value Portfolio‡	596,417	4,878,199
Multimanager Multi-Sector Bond Portfolio‡	5,666,263	22,919,063
Multimanager Small Cap Growth Portfolio*‡	7,880,623	54,266,034
Multimanager Small Cap Value Portfolio‡	541,548	4,746,016

Total Investments (99.8%) (Cost $2,989,483,856)		3,051,503,489
Other Assets Less Liabilities (0.2%)		6,148,920

Net Assets (100%)		$3,057,652,409

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
ATM International Portfolio(aa)	$407,401,323	$27,702,968	$37,310,790	$328,106,734	$—	$3,450,129
ATM Large Cap Portfolio(bb)	839,512,167	49,692,233	66,868,305	706,405,240	—	28,264,120
ATM Mid Cap Portfolio(cc)	139,441,858	14,714,182	18,833,349	103,335,051	—	13,131,364
ATM Small Cap Portfolio(dd)	245,456,790	17,360,899	15,103,670	190,025,016	—	12,641,651
EQ/AllianceBernstein Small Cap Growth Portfolio(ee)	93,111,530	1,770,617	4,917,359	77,307,120	—	660,598
EQ/AXA Franklin Small Cap Value Core Portfolio(ff)	47,142,364	1,506,668	4,413,944	35,366,057	—	44,352
EQ/BlackRock Basic Value Equity Portfolio(gg)	75,195,419	2,012,100	5,867,445	61,395,904	—	171,103
EQ/Boston Advisors Equity Income Portfolio(hh)	50,930,619	1,506,668	4,314,463	43,099,361	—	143,833
EQ/Core Bond Index Portfolio(ii)	175,280,039	5,015,880	52,331,889	134,876,991	9,702	(141,666)
EQ/GAMCO Small Company Value Portfolio(jj)	87,323,270	1,516,296	4,366,686	70,954,987	—	374,069
EQ/Global Multi-Sector Equity Portfolio(kk)	77,256,948	2,185,265	6,011,590	62,018,077	176,375	(67,195)
EQ/Intermediate Government Bond Index Portfolio(ll)	21,897,913	761,991	5,456,926	18,024,812	8,657	222,222
EQ/International Core PLUS Portfolio(mm)	46,354,246	1,181,062	3,077,584	35,559,101	170,197	82,919
EQ/International Equity Index Portfolio(nn)	68,044,634	2,778,979	7,566,707	53,153,894	29,594	230,225
EQ/International ETF Portfolio(oo)	39,259,607	933,567	2,296,124	31,303,888	10,100	194,100
EQ/International Value PLUS Portfolio(pp)	85,345,340	2,756,989	7,819,011	65,874,005	7,604	(22,080)
EQ/Large Cap Core PLUS Portfolio(qq)	71,559,864	3,409,668	6,445,558	59,411,978	—	1,300,610
EQ/Large Cap Growth Index Portfolio(rr)	111,174,663	3,042,571	8,299,677	97,876,651	29,236	616,916
EQ/Large Cap Growth PLUS Portfolio(ss)	170,899,623	4,552,414	13,246,525	145,627,946	6,735	881,586
EQ/Large Cap Value PLUS Portfolio(tt)	203,255,187	5,759,511	18,383,960	164,465,023	—	2,985,412
EQ/MFS International Growth Portfolio(uu)	94,652,719	15,070,812	6,823,690	86,741,302	27,622	851,660
EQ/Mid Cap Index Portfolio(vv)	4,923,806	—	—	4,268,404	—	—
EQ/PIMCO Ultra Short Bond Portfolio(ww)	34,546,568	22,771,851	3,511,333	53,793,999	8,889	274
EQ/Small Company Index Portfolio(xx)	5,495,219	—	—	4,578,528	—	—
Multimanager Core Bond Portfolio(yy)	62,226,039	12,564,323	9,337,400	67,679,669	1,308,518	(2,163)
Multimanager International Equity Portfolio(zz)	44,869,258	1,409,472	3,649,535	33,955,195	153,916	65,712
Multimanager Large Cap Core Equity Portfolio(aaa)	108,295,755	3,061,153	8,976,558	88,906,934	47,818	(59,966)
Multimanager Large Cap Value Portfolio(bbb)	168,486,385	4,580,773	18,468,916	135,264,189	80,028	(908,944)
Multimanager Mid Cap Growth Portfolio(ccc)	6,285,988	1,926	56,504	5,318,121	—	(12)
Multimanager Mid Cap Value Portfolio(ddd)	6,049,284	1,284	37,617	4,878,199	—	44
Multimanager Multi-Sector Bond Portfolio(eee)	23,122,061	18,543	1,123,734	22,919,063	8,914	58,724
Multimanager Small Cap Growth Portfolio(fff)	73,973,718	2,005,681	5,589,398	54,266,034	—	260,844

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
Multimanager Small Cap Value Portfolio(ggg)	$6,237,343	$247,902	$625,748	$4,746,016	$—	$23,149

	$3,695,007,547	$211,894,248	$351,131,995	$3,051,503,489	$2,083,905	$65,453,590

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM International Portfolio for Class K in the amount of $358,026,640, representing 37,699,364 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Large Cap Portfolio for Class K in the amount of $761,798,175, representing 73,799,456 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Mid Cap Portfolio for Class K in the amount of $114,688,293, representing 11,845,568 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in ATM Small Cap Portfolio for Class K in the amount of $214,468,290, representing 20,940,077 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/AllianceBernstein Small Cap Growth Portfolio for Class K in the amount of $86,179,415, representing 5,480,226 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/AXA Franklin Small Cap Value Core Portfolio for Class K in the amount of $39,982,928, representing 4,366,975 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/BlackRock Basic Value Equity Portfolio for Class K in the amount of $67,425,865, representing 5,265,224 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(hh)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Boston Advisors Equity Income Portfolio for Class K in the amount of $46,334,242, representing 9,227,671 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ii)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $140,151,571, representing 13,855,926 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(jj)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/GAMCO Small Company Value Portfolio for Class K in the amount of $80,236,203, representing 21,171,681 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(kk)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Multi-Sector Equity Portfolio for Class K in the amount of $68,561,194, representing 5,932,057 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ll)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Intermediate Government Bond Index Portfolio for Class K in the amount of $18,627,076, representing 1,803,548 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(mm)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Core PLUS Portfolio for Class K in the amount of $40,682,498, representing 4,668,070 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(nn)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Equity Index Portfolio for Class K in the amount of $58,618,959, representing 7,399,294 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(oo)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International ETF Portfolio for Class K in the amount of $35,086,887, representing 5,341,984 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(pp)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International Value PLUS Portfolio for Class K in the amount of $73,126,408, representing 6,910,920 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(qq)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Core PLUS Portfolio for Class K in the amount of $64,294,117, representing 9,584,885 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(rr)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Growth Index Portfolio for Class K in the amount of $105,664,578, representing 12,180,384 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ss)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Growth PLUS Portfolio for Class K in the amount of $157,738,822, representing 9,616,655 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(tt)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Large Cap Value PLUS Portfolio for Class K in the amount of $177,671,537, representing 18,573,972 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

(uu)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/MFS International Growth Portfolio for Class K in the amount of $93,027,614, representing 15,431,239 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(vv)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Mid Cap Index Portfolio for Class K in the amount of $4,739,846, representing 584,627 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ww)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/PIMCO Ultra Short Bond Portfolio for Class K in the amount of $55,354,631, representing 5,554,410 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(xx)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Small Company Index Portfolio for Class K in the amount of $5,133,378, representing 522,537 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(yy)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Core Bond Portfolio for Class K in the amount of $69,464,671, representing 6,431,123 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(zz)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager International Equity Portfolio for Class K in the amount of $38,096,454, representing 3,891,455 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(aaa)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Core Equity Portfolio for Class K in the amount of $97,268,193, representing 10,174,991 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bbb)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Value Portfolio for Class K in the amount of $146,381,579, representing 16,010,210 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ccc)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Growth Portfolio for Class K in the amount of $5,904,395, representing 678,916 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ddd)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Value Portfolio for Class K in the amount of $5,481,553, representing 599,879 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(eee)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Multi-Sector Bond Portfolio for Class K in the amount of $24,051,952, representing 5,942,480 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(fff)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Small Cap Growth Portfolio for Class K in the amount of $62,286,940, representing 7,951,635 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ggg)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Small Cap Value Portfolio for Class K in the amount of $5,372,422, representing 541,548 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$3,051,503,489	$—	$3,051,503,489

Total Assets	$—	$3,051,503,489	$—	$3,051,503,489

Total Liabilities	$—	$—	$—	$—

Total	$—	$3,051,503,489	$—	$3,051,503,489

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$211,894,248
Net Proceeds of Sales and Redemptions:
Investment Companies	$416,585,586

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$239,977,280
Aggregate gross unrealized depreciation	(178,023,272)

Net unrealized appreciation	$61,954,008

Federal income tax cost of investments	$2,989,549,481

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.4%)
Auto Components (0.3%)
Amerigon, Inc.*	1,800	$22,914
BorgWarner, Inc.*	32,093	1,942,589
Dana Holding Corp.*	9,800	102,900
Drew Industries, Inc.	1,400	27,972
Gentex Corp.	11,900	286,195
Goodyear Tire & Rubber Co.*	20,593	207,784
Johnson Controls, Inc.	68,541	1,807,426
Tenneco, Inc.*	4,300	110,123

		4,507,903

Automobiles (0.4%)
Ford Motor Co.*	266,334	2,575,450
Harley-Davidson, Inc.	19,400	666,002
Tesla Motors, Inc.*	64,782	1,580,033

		4,821,485

Distributors (0.0%)
Genuine Parts Co.	3,100	157,480
LKQ Corp.*	12,018	290,355
Pool Corp.	3,200	83,776

		531,611

Diversified Consumer Services (0.1%)
American Public Education, Inc.*	1,643	55,862
Apollo Group, Inc., Class A*	10,961	434,165
Bridgepoint Education, Inc.*	1,425	24,852
DeVry, Inc.	5,346	197,588
Grand Canyon Education, Inc.*	2,000	32,300
H&R Block, Inc.	12,800	170,368
Hillenbrand, Inc.	3,408	62,707
ITT Educational Services, Inc.*	3,000	172,740
K12, Inc.*	2,197	55,936
Sotheby’s, Inc.	6,600	181,962
Steiner Leisure Ltd.*	800	32,616
Universal Technical Institute, Inc.*	1,961	26,650
Weight Watchers International, Inc.	1,968	114,636

		1,562,382

Hotels, Restaurants & Leisure (4.0%)
AFC Enterprises, Inc.*	1,100	13,013
Ambassadors Group, Inc.	1,500	8,595
Ameristar Casinos, Inc.	2,398	38,488
BJ’s Restaurants, Inc.*	65,700	2,898,027
Brinker International, Inc.	2,400	50,208
Carnival Corp.	30,100	912,030
CEC Entertainment, Inc.	2,094	59,616
Chipotle Mexican Grill, Inc.*	13,579	4,113,758
Choice Hotels International, Inc.	200	5,944
Cracker Barrel Old Country Store, Inc.	2,100	84,168
Ctrip.com International Ltd. (ADR)*	83,486	2,684,910
Darden Restaurants, Inc.	12,000	513,000
Denny’s Corp.*	7,700	25,641
DineEquity, Inc.*	2,200	84,678
Einstein Noah Restaurant Group, Inc.	200	2,566
International Game Technology	10,953	159,147
Interval Leisure Group, Inc.*	3,592	47,845
Krispy Kreme Doughnuts, Inc.*	4,600	31,372
Las Vegas Sands Corp.*	49,473	1,896,795
Life Time Fitness, Inc.*	296	10,908
Marriott International, Inc., Class A	56,181	1,530,370
McDonald’s Corp.	116,301	10,213,554
Morgans Hotel Group Co.*	1,800	10,782
Panera Bread Co., Class A*	2,200	228,668
Papa John’s International, Inc.*	1,400	42,560
Peet’s Coffee & Tea, Inc.*	1,100	61,204
Pinnacle Entertainment, Inc.*	3,134	28,457
Royal Caribbean Cruises Ltd.	5,400	116,856
Ruth’s Hospitality Group, Inc.*	900	3,861
Scientific Games Corp., Class A*	7,600	54,112
Shuffle Master, Inc.*	7,000	58,870
Sonic Corp.*	6,900	48,783
Starbucks Corp.	369,524	13,779,550
Starwood Hotels & Resorts Worldwide, Inc.	85,010	3,300,088
Texas Roadhouse, Inc.	6,300	83,286
Wynn Resorts Ltd.	89,425	10,291,029
Yum! Brands, Inc.	33,096	1,634,611

		55,127,350

Household Durables (0.1%)
Harman International Industries, Inc.	800	22,864
iRobot Corp.*	1,500	37,740
Leggett & Platt, Inc.	7,830	154,956
Tempur-Pedic International, Inc.*	6,368	335,020
Tupperware Brands Corp.	5,400	290,196
Universal Electronics, Inc.*	1,100	18,029

		858,805

Internet & Catalog Retail (3.4%)
1-800-FLOWERS.COM, Inc., Class A*	2,100	4,872
Amazon.com, Inc.*	112,712	24,371,716
Blue Nile, Inc.*	1,500	52,920
Expedia, Inc.	5,982	154,036
HomeAway, Inc.*	36,200	1,217,044
Liberty Interactive Corp.*	186,895	2,760,439
Netflix, Inc.*	16,945	1,917,496
Nutrisystem, Inc.	2,500	30,275
Overstock.com, Inc.*	1,300	12,051
PetMed Express, Inc.	1,900	17,100
priceline.com, Inc.*	35,608	16,004,372

		46,542,321

Leisure Equipment & Products (0.1%)
Hasbro, Inc.	11,075	361,156
Mattel, Inc.	18,383	475,936
Polaris Industries, Inc.	3,800	189,886
Smith & Wesson Holding Corp.*	8,200	20,664

		1,047,642

Media (3.0%)
AMC Networks, Inc., Class A*	45,922	1,467,208
Arbitron, Inc.	2,200	72,776
British Sky Broadcasting Group plc	230,809	2,369,645
Cablevision Systems Corp. - New York Group, Class A	199,190	3,133,259
CBS Corp., Class B	41,280	841,286
Charter Communications, Inc., Class A*	4,100	192,044
Comcast Corp., Class A	402,997	8,377,946
Crown Media Holdings, Inc., Class A*	400	572
DIRECTV, Class A*	104,491	4,414,745
Discovery Communications, Inc., Class A*	19,800	744,876
DISH Network Corp., Class A*	10,700	268,142
Global Sources Ltd.*	1,540	10,426
Interpublic Group of Cos., Inc.	13,300	95,760
John Wiley & Sons, Inc., Class A	3,300	146,586
Lamar Advertising Co., Class A*	300	5,109
Liberty Global, Inc., Class A*	29,695	1,074,365
Liberty Media Corp. - Liberty Capital*	39,248	2,595,078
Liberty Media Corp. - Liberty Starz*	12,636	803,144

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Madison Square Garden Co., Class A*	49,747	$1,134,232
McGraw-Hill Cos., Inc.	18,235	747,635
Morningstar, Inc.	600	33,864
National CineMedia, Inc.	224	3,250
Omnicom Group, Inc.	20,713	763,067
Regal Entertainment Group, Class A	4,227	49,625
Scripps Networks Interactive, Inc., Class A	7,366	273,794
Sirius XM Radio, Inc.*	320,700	484,257
Thomson Reuters Corp.	12,600	340,704
Time Warner Cable, Inc.	23,900	1,497,813
Time Warner, Inc.	134,282	4,024,431
Value Line, Inc.	100	1,149
Viacom, Inc., Class B	99,190	3,842,621
Virgin Media, Inc.	22,600	550,310
Walt Disney Co.	25,000	754,000
World Wrestling Entertainment, Inc., Class A	42,700	380,457

		41,494,176

Multiline Retail (0.5%)
99 Cents Only Stores*	3,796	69,922
Dollar General Corp.*	87,182	3,291,992
Dollar Tree, Inc.*	8,700	653,457
Family Dollar Stores, Inc.	8,703	442,635
Kohl’s Corp.	16,133	792,130
Nordstrom, Inc.	11,173	510,383
Target Corp.	29,260	1,434,910

		7,195,429

Specialty Retail (1.4%)
Aaron’s, Inc.	850	21,462
Abercrombie & Fitch Co., Class A	5,600	344,736
Advance Auto Parts, Inc.	7,600	441,560
Aeropostale, Inc.*	8,050	87,021
America’s Car-Mart, Inc.*	900	26,118
Ascena Retail Group, Inc.*	2,252	60,962
AutoNation, Inc.*	500	16,390
AutoZone, Inc.*	2,014	642,849
Bed Bath & Beyond, Inc.*	18,605	1,066,253
Buckle, Inc.	2,900	111,534
Cato Corp., Class A	2,606	58,791
Dick’s Sporting Goods, Inc.*	7,400	247,604
DSW, Inc., Class A	600	27,708
Finish Line, Inc., Class A	1,100	21,989
Guess?, Inc.	5,200	148,148
hhgregg, Inc.*	1,000	9,750
Home Depot, Inc.	68,589	2,254,520
Limited Brands, Inc.	18,300	704,733
Lowe’s Cos., Inc.	112,700	2,179,618
Lumber Liquidators Holdings, Inc.*	2,000	30,200
O’Reilly Automotive, Inc.*	11,583	771,775
PetSmart, Inc.	10,600	452,090
Ross Stores, Inc.	8,400	660,996
Sally Beauty Holdings, Inc.*	1,963	32,586
Systemax, Inc.*	400	5,088
Tiffany & Co.	10,039	610,572
TJX Cos., Inc.	28,875	1,601,696
Tractor Supply Co.	6,082	380,429
Ulta Salon Cosmetics & Fragrance, Inc.*	95,100	5,918,073
Urban Outfitters, Inc.*	10,752	239,985
Zumiez, Inc.*	1,600	28,016

		19,203,252

Textiles, Apparel & Luxury Goods (1.1%)
Cherokee, Inc.	300	3,855
Coach, Inc.	21,614	1,120,254
Crocs, Inc.*	3,900	92,313
Deckers Outdoor Corp.*	2,800	261,128
Fossil, Inc.*	9,600	778,176
G-III Apparel Group Ltd.*	700	16,002
Hanesbrands, Inc.*	8,200	205,082
Liz Claiborne, Inc.*	6,868	34,340
Maidenform Brands, Inc.*	2,500	58,525
NIKE, Inc., Class B	56,038	4,791,809
Oxford Industries, Inc.	1,300	44,590
Ralph Lauren Corp.	8,068	1,046,419
Steven Madden Ltd.*	3,327	100,143
True Religion Apparel, Inc.*	2,344	63,194
Under Armour, Inc., Class A*	85,500	5,678,055

		14,293,885

Total Consumer Discretionary		197,186,241

Consumer Staples (6.3%)
Beverages (1.9%)
Brown-Forman Corp., Class B	6,600	462,924
Coca-Cola Bottling Co. Consolidated	300	16,638
Coca-Cola Co.	135,506	9,154,785
Coca-Cola Enterprises, Inc.	16,436	408,928
Diageo plc (ADR)	33,100	2,513,283
Dr. Pepper Snapple Group, Inc.	15,800	612,724
Hansen Natural Corp.*	48,800	4,259,752
National Beverage Corp.	100	1,516
PepsiCo, Inc.	144,571	8,948,945

		26,379,495

Food & Staples Retailing (1.4%)
Arden Group, Inc., Class A	100	7,950
Costco Wholesale Corp.	31,169	2,559,598
Fresh Market, Inc.*	4,200	160,272
Kroger Co.	32,300	709,308
Pantry, Inc.*	300	3,639
Pricesmart, Inc.	1,200	74,784
Ruddick Corp.	3,500	136,465
Sysco Corp.	41,937	1,086,168
Walgreen Co.	59,264	1,949,193
Wal-Mart Stores, Inc.	92,505	4,801,010
Whole Foods Market, Inc.	105,564	6,894,385

		18,382,772

Food Products (1.5%)
Alico, Inc.	200	3,928
Bunge Ltd.	2,700	157,383
Campbell Soup Co.	10,850	351,214
ConAgra Foods, Inc.	5,600	135,632
Corn Products International, Inc.	4,400	172,656
Darling International, Inc.*	9,000	113,310
Flowers Foods, Inc.	7,650	148,869
General Mills, Inc.	77,366	2,976,270
Green Mountain Coffee Roasters, Inc.*	42,300	3,931,362
H.J. Heinz Co.	13,364	674,615
Hershey Co.	48,583	2,878,057
Hormel Foods Corp.	5,200	140,504
Kellogg Co.	16,303	867,156
Lifeway Foods, Inc.*	400	4,268
McCormick & Co., Inc. (Non-Voting)	5,449	251,526
Mead Johnson Nutrition Co.	96,761	6,660,060
Sara Lee Corp.	39,554	646,708
Smart Balance, Inc.*	3,900	23,010

		20,136,528

Household Products (0.6%)
Church & Dwight Co., Inc.	5,900	260,780
Colgate-Palmolive Co.	31,398	2,784,375

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Kimberly-Clark Corp.	24,479	$1,738,254
Procter & Gamble Co.	48,657	3,074,149

		7,857,558

Personal Products (0.1%)
Avon Products, Inc.	30,360	595,056
Estee Lauder Cos., Inc., Class A	7,714	677,598
Herbalife Ltd.	10,600	568,160
Inter Parfums, Inc.	100	1,545
USANA Health Sciences, Inc.*	500	13,750

		1,856,109

Tobacco (0.8%)
Altria Group, Inc.	111,193	2,981,084
Philip Morris International, Inc.	131,534	8,205,091
Reynolds American, Inc.	7,300	273,604
Star Scientific, Inc.*	1,100	2,541

		11,462,320

Total Consumer Staples		86,074,782

Energy (7.4%)
Energy Equipment & Services (2.6%)
Baker Hughes, Inc.	12,300	567,768
Cameron International Corp.*	51,866	2,154,514
CARBO Ceramics, Inc.	1,400	143,542
Complete Production Services, Inc.*	5,600	105,560
Core Laboratories N.V.	3,800	341,354
Diamond Offshore Drilling, Inc.	2,300	125,902
Dresser-Rand Group, Inc.*	7,000	283,710
Dril-Quip, Inc.*	2,400	129,384
FMC Technologies, Inc.*	30,700	1,154,320
Halliburton Co.	231,174	7,055,431
Helmerich & Payne, Inc.	6,300	255,780
Lufkin Industries, Inc.	2,200	117,062
McDermott International, Inc.*	18,528	199,361
Nabors Industries Ltd.*	196,100	2,404,186
National Oilwell Varco, Inc.	62,131	3,182,350
Oceaneering International, Inc.	7,700	272,118
Oil States International, Inc.*	3,100	157,852
Patterson-UTI Energy, Inc.	5,500	95,370
Rowan Cos., Inc.*	2,183	65,905
RPC, Inc.	3,600	58,752
Schlumberger Ltd.	176,111	10,519,110
Superior Energy Services, Inc.*	5,700	149,568
TETRA Technologies, Inc.*	3,406	26,294
Tidewater, Inc.	3,000	126,150
Weatherford International Ltd.*	485,010	5,921,972

		35,613,315

Oil, Gas & Consumable Fuels (4.8%)
Alpha Natural Resources, Inc.*	9,000	159,210
Anadarko Petroleum Corp.	144,146	9,088,405
Apache Corp.	7,900	633,896
Apco Oil and Gas International, Inc.	1,200	89,304
Berry Petroleum Co., Class A	3,700	130,906
BPZ Resources, Inc.*	9,200	25,484
Brigham Exploration Co.*	8,298	209,608
Cabot Oil & Gas Corp.	7,400	458,134
Cheniere Energy, Inc.*	3,100	15,965
Chevron Corp.	8,900	823,428
Cimarex Energy Co.	14,200	790,940
Clean Energy Fuels Corp.*	4,600	51,152
Cobalt International Energy, Inc.*	12,100	93,291
Concho Resources, Inc.*	7,600	540,664
Consol Energy, Inc.	87,181	2,958,051
Contango Oil & Gas Co.*	1,100	60,181
Continental Resources, Inc.*	3,000	145,110
CVR Energy, Inc.*	6,000	126,840
Denbury Resources, Inc.*	311,677	3,584,286
El Paso Corp.	51,500	900,220
Energy XXI Bermuda Ltd.*	5,400	115,830
EOG Resources, Inc.	35,500	2,520,855
EQT Corp.	3,773	201,327
Exxon Mobil Corp.	249,286	18,105,642
Forest Oil Corp.*	6,000	86,400
FX Energy, Inc.*	3,300	13,629
Golar LNG Ltd.	2,400	76,272
Gulfport Energy Corp.*	3,600	87,048
HollyFrontier Corp.	13,510	354,232
Isramco, Inc.*	200	11,558
Kinder Morgan, Inc.	175,362	4,540,122
Kosmos Energy Ltd.*	8,400	98,364
McMoRan Exploration Co.*	9,800	97,314
Newfield Exploration Co.*	5,500	218,295
Noble Energy, Inc.	27,300	1,932,840
Northern Oil and Gas, Inc.*	1,700	32,963
Occidental Petroleum Corp.	98,653	7,053,690
Panhandle Oil and Gas, Inc., Class A	600	17,022
Peabody Energy Corp.	45,000	1,524,600
Pioneer Natural Resources Co.	6,700	440,659
QEP Resources, Inc.	9,900	267,993
Quicksilver Resources, Inc.*	10,400	78,832
Range Resources Corp.	28,967	1,693,411
Rex Energy Corp.*	1,400	17,710
Rosetta Resources, Inc.*	3,800	130,036
SandRidge Energy, Inc.*	29,200	162,352
SM Energy Co.	3,700	224,405
Southwestern Energy Co.*	24,488	816,185
Suncor Energy, Inc.	52,710	1,340,942
Syntroleum Corp.*	9,600	8,257
Ultra Petroleum Corp.*	12,600	349,272
VAALCO Energy, Inc.*	1,500	7,290
Valero Energy Corp.	87,000	1,546,860
Venoco, Inc.*	1,600	14,096
W&T Offshore, Inc.	2,400	33,024
Warren Resources, Inc.*	4,700	11,280
Whiting Petroleum Corp.*	8,400	294,672

		65,410,354

Total Energy		101,023,669

Financials (3.0%)
Capital Markets (1.1%)
Affiliated Managers Group, Inc.*	3,700	288,785
Apollo Global Management LLC, Class A	247,100	2,530,304
BGC Partners, Inc., Class A	1,500	9,045
BlackRock, Inc.	21,575	3,193,316
Charles Schwab Corp.	195,299	2,201,020
Cohen & Steers, Inc.	800	23,000
Diamond Hill Investment Group, Inc.	200	13,878
Duff & Phelps Corp., Class A	2,100	22,386
Eaton Vance Corp.	10,011	222,945
Epoch Holding Corp.	800	10,856
Federated Investors, Inc., Class B	6,200	108,686
Franklin Resources, Inc.	24,415	2,335,051
GAMCO Investors, Inc., Class A	200	7,878
Greenhill & Co., Inc.	57,600	1,646,784
ICG Group, Inc.*	1,900	17,499
Lazard Ltd., Class A	6,900	145,590
LPL Investment Holdings, Inc.*	4,400	111,848
Pzena Investment Management, Inc., Class A	500	1,640
SEI Investments Co.	10,900	167,642

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
State Street Corp.	37,900	$1,218,864
T. Rowe Price Group, Inc.	18,402	879,063
TD Ameritrade Holding Corp.	21,721	319,407
Waddell & Reed Financial, Inc., Class A	7,500	187,575
Westwood Holdings Group, Inc.	400	13,820

		15,676,882

Commercial Banks (0.1%)
Arrow Financial Corp.	955	21,244
Signature Bank/New York*	2,900	138,417
SY Bancorp, Inc.	100	1,862
Wells Fargo & Co.	24,500	590,940
Westamerica Bancorp	1,978	75,797

		828,260

Consumer Finance (0.7%)
American Express Co.	140,606	6,313,209
Discover Financial Services	6,500	149,110
EZCORP, Inc., Class A*	4,336	123,749
Green Dot Corp., Class A*	109,814	3,439,375

		10,025,443

Diversified Financial Services (0.3%)
Citigroup, Inc.	55,300	1,416,786
IntercontinentalExchange, Inc.*	9,495	1,122,879
Moody’s Corp.	16,426	500,172
MSCI, Inc., Class A*	8,741	265,115
NASDAQ OMX Group, Inc.*	6,700	155,038
NYSE Euronext	5,052	117,408
Portfolio Recovery Associates, Inc.*	1,811	112,680

		3,690,078

Real Estate Investment Trusts (REITs) (0.5%)
Acadia Realty Trust (REIT)	1,300	24,310
Alexander’s, Inc. (REIT)	100	36,102
Associated Estates Realty Corp. (REIT)	700	10,822
Boston Properties, Inc. (REIT)	8,500	757,350
Camden Property Trust (REIT)	3,600	198,936
CBL & Associates Properties, Inc. (REIT)	8,500	96,560
Digital Realty Trust, Inc. (REIT)	6,711	370,179
DuPont Fabros Technology, Inc. (REIT)	600	11,814
Equity Lifestyle Properties, Inc. (REIT)	1,900	119,130
Equity Residential (REIT)	3,000	155,610
Essex Property Trust, Inc. (REIT)	1,300	156,052
Federal Realty Investment Trust (REIT)	3,000	247,230
Getty Realty Corp. (REIT)	1,000	14,420
Home Properties, Inc. (REIT)	2,800	158,928
Macerich Co. (REIT)	3,300	140,679
Mid-America Apartment Communities, Inc. (REIT)	1,500	90,330
Plum Creek Timber Co., Inc. (REIT)	5,200	180,492
Potlatch Corp. (REIT)	1,929	60,802
PS Business Parks, Inc. (REIT)	400	19,816
Public Storage (REIT)	9,030	1,005,491
Rayonier, Inc. (REIT)	8,700	320,073
Saul Centers, Inc. (REIT)	500	16,905
Simon Property Group, Inc. (REIT)	17,050	1,875,159
Tanger Factory Outlet Centers (REIT)	5,076	132,027
UDR, Inc. (REIT)	6,300	139,482
Universal Health Realty Income Trust (REIT)	900	30,249
Ventas, Inc. (REIT)	11,000	543,400
Vornado Realty Trust (REIT)	1,900	141,778
Washington Real Estate Investment Trust (REIT)	547	15,414
Weyerhaeuser Co. (REIT)	11,100	172,605

		7,242,145

Real Estate Management & Development (0.1%)
CB Richard Ellis Group, Inc., Class A*	49,691	668,841
Jones Lang LaSalle, Inc.	3,500	181,335
Tejon Ranch Co.*	900	21,483

		871,659

Thrifts & Mortgage Finance (0.2%)
Astoria Financial Corp.	174,000	1,338,060
Hudson City Bancorp, Inc.	18,600	105,276
New York Community Bancorp, Inc.	117,500	1,398,250
People’s United Financial, Inc.	11,600	132,240
TrustCo Bank Corp./New York	2,100	9,366

		2,983,192

Total Financials		41,317,659

Health Care (12.4%)
Biotechnology (4.3%)
Affymax, Inc.*	900	4,032
Alexion Pharmaceuticals, Inc.*	115,096	7,373,050
Allos Therapeutics, Inc.*	7,600	13,984
Alnylam Pharmaceuticals, Inc.*	4,300	28,251
AMAG Pharmaceuticals, Inc.*	2,000	29,520
Amgen, Inc.	90,805	4,989,735
Amylin Pharmaceuticals, Inc.*	12,000	110,760
Ardea Biosciences, Inc.*	1,200	18,744
Arena Pharmaceuticals, Inc.*	7,588	11,003
ArQule, Inc.*	3,300	16,665
Array BioPharma, Inc.*	3,900	7,644
AVI BioPharma, Inc.*	15,200	17,024
BioCryst Pharmaceuticals, Inc.*	2,500	6,900
Biogen Idec, Inc.*	142,078	13,234,566
BioMarin Pharmaceutical, Inc.*	7,200	229,464
BioMimetic Therapeutics, Inc.*	34,618	114,239
Celgene Corp.*	256,893	15,906,815
Celldex Therapeutics, Inc.*	1,200	2,742
Cepheid, Inc.*	69,054	2,681,367
Chelsea Therapeutics International Ltd.*	3,900	14,235
Codexis, Inc.*	149	681
Curis, Inc.*	9,800	30,968
Cytori Therapeutics, Inc.*	1,700	5,015
Dendreon Corp.*	11,619	104,571
Dyax Corp.*	4,500	5,670
Emergent Biosolutions, Inc.*	2,300	35,489
Enzon Pharmaceuticals, Inc.*	3,600	25,344
Exelixis, Inc.*	12,700	69,342
Genomic Health, Inc.*	107,778	2,368,960
Geron Corp.*	4,000	8,480
Gilead Sciences, Inc.*	98,554	3,823,895
Halozyme Therapeutics, Inc.*	8,500	52,190
Human Genome Sciences, Inc.*	61,192	776,527
Idenix Pharmaceuticals, Inc.*	2,000	9,980
Immunogen, Inc.*	17,300	189,608
Immunomedics, Inc.*	5,300	16,960
Incyte Corp.*	6,200	86,614
InterMune, Inc.*	4,700	94,940
Isis Pharmaceuticals, Inc.*	39,560	268,217
Lexicon Pharmaceuticals, Inc.*	1,900	1,748
Ligand Pharmaceuticals, Inc., Class B*	1,383	18,919
MannKind Corp.*	4,949	18,757

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Medivation, Inc.*	3,400	$57,732
Metabolix, Inc.*	1,500	6,570
Micromet, Inc.*	4,528	21,734
Momenta Pharmaceuticals, Inc.*	4,500	51,750
Myriad Genetics, Inc.*	59,700	1,118,778
Nabi Biopharmaceuticals*	400	672
Neurocrine Biosciences, Inc.*	3,100	18,538
Novavax, Inc.*	4,700	7,567
NPS Pharmaceuticals, Inc.*	3,800	24,738
Onyx Pharmaceuticals, Inc.*	4,500	135,045
Opko Health, Inc.*	3,900	16,887
Orexigen Therapeutics, Inc.*	1,600	3,184
Osiris Therapeutics, Inc.*	1,200	6,144
PDL BioPharma, Inc.	14,400	79,920
Pharmasset, Inc.*	5,200	428,324
Progenics Pharmaceuticals, Inc.*	2,200	12,628
Regeneron Pharmaceuticals, Inc.*	5,200	302,640
Rigel Pharmaceuticals, Inc.*	3,000	22,080
Sangamo BioSciences, Inc.*	3,000	13,050
Sciclone Pharmaceuticals, Inc.*	5,800	22,098
Seattle Genetics, Inc.*	9,600	182,976
SIGA Technologies, Inc.*	2,771	9,061
Spectrum Pharmaceuticals, Inc.*	3,469	26,468
Synta Pharmaceuticals Corp.*	1,400	4,550
United Therapeutics Corp.*	4,142	155,284
Vanda Pharmaceuticals, Inc.*	2,614	12,939
Vertex Pharmaceuticals, Inc.*	90,030	4,009,936
Vical, Inc.*	6,900	17,112

		59,592,020

Health Care Equipment & Supplies (2.3%)
Abaxis, Inc.*	2,700	61,857
ABIOMED, Inc.*	2,800	30,884
Accuray, Inc.*	3,410	13,708
Align Technology, Inc.*	7,000	106,190
Analogic Corp.	1,100	49,951
Atrion Corp.	100	20,739
Baxter International, Inc.	49,514	2,779,716
Becton, Dickinson and Co.	16,525	1,211,613
C.R. Bard, Inc.	6,053	529,880
CareFusion Corp.*	6,600	158,070
Cerus Corp.*	498,150	1,056,078
Conceptus, Inc.*	3,800	39,786
Cooper Cos., Inc.	2,200	174,130
Covidien plc	87,795	3,871,759
CryoLife, Inc.*	2,300	10,327
Cyberonics, Inc.*	3,500	99,050
DENTSPLY International, Inc.	17,400	534,006
DexCom, Inc.*	5,033	60,396
Edwards Lifesciences Corp.*	15,396	1,097,427
Endologix, Inc.*	5,900	59,236
Exactech, Inc.*	600	8,448
GenMark Diagnostics, Inc.*	100,000	575,000
Gen-Probe, Inc.*	4,200	240,450
Given Imaging Ltd.*	171,409	2,586,562
Hansen Medical, Inc.*	1,400	4,648
HeartWare International, Inc.*	800	51,528
Hill-Rom Holdings, Inc.	3,581	107,502
ICU Medical, Inc.*	1,176	43,277
IDEXX Laboratories, Inc.*	5,000	344,850
Insulet Corp.*	3,600	54,936
Integra LifeSciences Holdings Corp.*	2,300	82,271
Intuitive Surgical, Inc.*	15,356	5,593,884
Invacare Corp.	1,700	39,168
IRIS International, Inc.*	1,500	13,455
Kensey Nash Corp.*	600	14,700
Kinetic Concepts, Inc.*	2,742	180,670
MAKO Surgical Corp.*	2,600	88,972
Medtronic, Inc.	140,002	4,653,666
Merit Medical Systems, Inc.*	4,500	59,130
Natus Medical, Inc.*	2,200	20,922
Neogen Corp.*	1,800	62,496
NxStage Medical, Inc.*	1,200	25,032
OraSure Technologies, Inc.*	3,600	28,656
Orthofix International N.V.*	1,609	55,527
Quidel Corp.*	2,300	37,651
ResMed, Inc.*	13,000	374,270
RTI Biologics, Inc.*	4,400	14,476
Sirona Dental Systems, Inc.*	4,000	169,640
SonoSite, Inc.*	1,400	42,476
Spectranetics Corp.*	2,600	18,564
St. Jude Medical, Inc.	23,111	836,387
Stereotaxis, Inc.*	2,500	2,775
Stryker Corp.	38,303	1,805,220
Synovis Life Technologies, Inc.*	900	15,030
Thoratec Corp.*	4,700	153,408
Varian Medical Systems, Inc.*	8,313	433,606
Volcano Corp.*	2,500	74,075
Zoll Medical Corp.*	1,700	64,158

		30,942,289

Health Care Providers & Services (1.5%)
Aetna, Inc.	45,270	1,645,564
Air Methods Corp.*	900	57,303
Alliance HealthCare Services, Inc.*	1,900	2,166
AMERIGROUP Corp.*	2,400	93,624
AmerisourceBergen Corp.	21,999	819,903
AMN Healthcare Services, Inc.*	2,600	10,426
Bio-Reference Labs, Inc.*	1,800	33,138
BioScrip, Inc.*	4,447	28,283
Brookdale Senior Living, Inc.*	6,700	84,018
Cardinal Health, Inc.	12,500	523,500
CardioNet, Inc.*	2,261	6,783
Catalyst Health Solutions, Inc.*	3,000	173,070
Chindex International, Inc.*	900	7,929
Corvel Corp.*	700	29,750
DaVita, Inc.*	6,831	428,099
Emeritus Corp.*	1,600	22,560
Ensign Group, Inc.	1,800	41,598
Express Scripts, Inc.*	56,774	2,104,612
HCA Holdings, Inc.*	5,800	116,928
Health Management Associates, Inc., Class A*	18,000	124,560
Healthspring, Inc.*	3,500	127,610
Henry Schein, Inc.*	3,517	218,089
IPC The Hospitalist Co., Inc.*	1,517	54,142
Laboratory Corp. of America Holdings*	7,381	583,468
Landauer, Inc.	400	19,816
Lincare Holdings, Inc.	7,400	166,500
McKesson Corp.	39,858	2,897,676
Medco Health Solutions, Inc.*	27,391	1,284,364
MEDNAX, Inc.*	2,751	172,323
MWI Veterinary Supply, Inc.*	1,400	96,348
National Research Corp.	100	3,314
Providence Service Corp.*	800	8,520
Quest Diagnostics, Inc.	9,113	449,818
Tenet Healthcare Corp.*	31,500	130,095
U.S. Physical Therapy, Inc.	1,000	18,520
UnitedHealth Group, Inc.	159,895	7,374,357

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Universal Health Services, Inc., Class B	6,434	$218,756

		20,177,530

Health Care Technology (0.6%)
Allscripts Healthcare Solutions, Inc.*	9,525	171,640
athenahealth, Inc.*	53,189	3,167,405
Cerner Corp.*	71,700	4,912,884
Computer Programs & Systems, Inc.	1,300	85,995
Emdeon, Inc., Class A*	2,813	52,856
MedAssets, Inc.*	4,765	45,792
Omnicell, Inc.*	2,500	34,450
Quality Systems, Inc.	1,900	184,300
SXC Health Solutions Corp.*	5,200	289,640

		8,944,962

Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.*	71,913	2,247,281
Charles River Laboratories International, Inc.*	300	8,586
Complete Genomics, Inc.*	96,000	563,520
Compugen Ltd.*	144,885	579,540
Covance, Inc.*	31,891	1,449,446
Enzo Biochem, Inc.*	2,000	5,140
eResearchTechnology, Inc.*	3,500	15,610
Illumina, Inc.*	108,642	4,445,631
Life Technologies Corp.*	2,892	111,140
Luminex Corp.*	5,000	110,850
Mettler-Toledo International, Inc.*	2,900	405,884
Pharmaceutical Product Development, Inc.	9,100	233,506
Sequenom, Inc.*	4,900	24,941
Techne Corp.	3,200	217,632
Waters Corp.*	6,500	490,685

		10,909,392

Pharmaceuticals (2.9%)
Abbott Laboratories, Inc.	157,091	8,033,634
Acura Pharmaceuticals, Inc.*	700	2,380
Akorn, Inc.*	4,600	35,926
Allergan, Inc.	85,366	7,032,451
Bristol-Myers Squibb Co.	11,057	346,968
Cadence Pharmaceuticals, Inc.*	2,900	18,995
Depomed, Inc.*	4,100	22,140
Durect Corp.*	6,600	10,626
Eli Lilly and Co.	74,977	2,771,900
Endo Pharmaceuticals Holdings, Inc.*	8,300	232,317
Forest Laboratories, Inc.*	223,795	6,890,648
Hospira, Inc.*	9,985	369,445
Impax Laboratories, Inc.*	5,689	101,890
Johnson & Johnson	81,730	5,207,018
MAP Pharmaceuticals, Inc.*	600	8,772
Medicines Co.*	4,200	62,496
Mylan, Inc.*	28,265	480,505
Novartis AG (ADR)	14,400	803,088
Obagi Medical Products, Inc.*	1,400	12,698
Optimer Pharmaceuticals, Inc.*	3,700	51,208
Pain Therapeutics, Inc.*	2,800	13,328
Perrigo Co.	6,900	670,059
Pozen, Inc.*	2,100	5,061
Questcor Pharmaceuticals, Inc.*	4,100	111,766
Roche Holding AG (ADR)	38,300	1,540,426
Santarus, Inc.*	5,801	16,185
Sucampo Pharmaceuticals, Inc., Class A*	700	2,611
Teva Pharmaceutical Industries Ltd. (ADR)	14,700	547,134
Valeant Pharmaceuticals International, Inc.	34,650	1,286,208
Vivus, Inc.*	8,400	67,788
Warner Chilcott plc, Class A*	122,690	1,754,467
Watson Pharmaceuticals, Inc.*	8,500	580,125
XenoPort, Inc.*	3,500	20,650

		39,110,913

Total Health Care		169,677,106

Industrials (8.4%)
Aerospace & Defense (2.4%)
Aerovironment, Inc.*	1,700	47,855
BE Aerospace, Inc.*	6,500	215,215
Boeing Co.	68,099	4,120,670
Cubic Corp.	1,439	56,222
DigitalGlobe, Inc.*	1,478	28,717
GenCorp, Inc.*	4,600	20,654
GeoEye, Inc.*	1,673	47,429
Goodrich Corp.	53,241	6,425,124
HEICO Corp.	3,000	147,720
Honeywell International, Inc.	55,971	2,457,687
L-3 Communications Holdings, Inc.	36,065	2,234,948
Lockheed Martin Corp.	17,168	1,247,083
National Presto Industries, Inc.	459	39,892
Precision Castparts Corp.	50,802	7,897,679
Rockwell Collins, Inc.	10,989	579,780
Spirit AeroSystems Holdings, Inc., Class A*	3,446	54,964
Taser International, Inc.*	5,100	21,981
Teledyne Technologies, Inc.*	1,000	48,860
TransDigm Group, Inc.*	3,472	283,558
United Technologies Corp.	97,347	6,849,335

		32,825,373

Air Freight & Logistics (0.6%)
C.H. Robinson Worldwide, Inc.	11,711	801,852
Expeditors International of Washington, Inc.	24,943	1,011,439
FedEx Corp.	26,420	1,788,105
Forward Air Corp.	1,173	29,853
Hub Group, Inc., Class A*	1,900	53,713
United Parcel Service, Inc., Class B	73,548	4,644,556
UTi Worldwide, Inc.	2,100	27,384

		8,356,902

Airlines (0.2%)
Allegiant Travel Co.*	1,415	66,689
AMR Corp.*	16,068	47,561
Copa Holdings S.A., Class A	400	24,508
Delta Air Lines, Inc.*	36,141	271,058
Southwest Airlines Co.	162,800	1,308,912
United Continental Holdings, Inc.*	22,652	438,996

		2,157,724

Building Products (0.0%)
AAON, Inc.	1,650	25,988
Armstrong World Industries, Inc.	1,200	41,328
Masco Corp.	25,475	181,382
Trex Co., Inc.*	1,900	30,457
USG Corp.*	600	4,038

		283,193

Commercial Services & Supplies (0.2%)
ABM Industries, Inc.	1,120	21,347
American Reprographics Co.*	3,000	10,080
APAC Customer Services, Inc.*	4,100	34,932
Avery Dennison Corp.	2,045	51,289
Cenveo, Inc.*	3,900	11,739
Clean Harbors, Inc.*	3,400	174,420

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Copart, Inc.*	5,769	$225,683
Covanta Holding Corp.	200	3,038
Deluxe Corp.	3,500	65,100
EnerNOC, Inc.*	1,185	10,665
Healthcare Services Group, Inc.	7,800	125,892
InnerWorkings, Inc.*	2,600	20,384
Interface, Inc., Class A	4,300	50,998
Iron Mountain, Inc.	15,393	486,727
KAR Auction Services, Inc.*	100	1,211
Knoll, Inc.	6,000	82,200
Mine Safety Appliances Co.	2,266	61,091
Multi-Color Corp.	800	18,072
Standard Parking Corp.*	500	7,820
Stericycle, Inc.*	7,300	589,256
Sykes Enterprises, Inc.*	4,302	64,315
Team, Inc.*	1,500	31,470
U.S. Ecology, Inc.	1,300	20,111
Waste Connections, Inc.	7,756	262,308

		2,430,148

Construction & Engineering (0.5%)
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	4,000	114,520
Fluor Corp.	38,750	1,803,813
Furmanite Corp.*	2,200	11,902
MYR Group, Inc.*	1,650	29,106
Quanta Services, Inc.*	88,850	1,669,491
Shaw Group, Inc.*	128,618	2,796,155

		6,424,987

Electrical Equipment (0.5%)
A123 Systems, Inc.*	421,500	1,449,960
Acuity Brands, Inc.	2,600	93,704
AMETEK, Inc.	13,810	455,316
AZZ, Inc.	1,149	44,547
Babcock & Wilcox Co.*	9,264	181,111
Broadwind Energy, Inc.*	3,167	1,014
Cooper Industries plc	7,700	355,124
Emerson Electric Co.	53,354	2,204,054
General Cable Corp.*	400	9,340
GrafTech International Ltd.*	5,547	70,447
II-VI, Inc.*	4,400	77,000
Polypore International, Inc.*	2,800	158,256
PowerSecure International, Inc.*	1,400	6,622
Rockwell Automation, Inc.	9,900	554,400
Roper Industries, Inc.	7,172	494,222
Thomas & Betts Corp.*	1,760	70,241
Vicor Corp.	1,600	14,000

		6,239,358

Industrial Conglomerates (1.4%)
3M Co.	67,568	4,850,707
Carlisle Cos., Inc.	1,675	53,399
Danaher Corp.	212,516	8,912,921
General Electric Co.	132,490	2,019,147
Raven Industries, Inc.	1,300	62,660
Tyco International Ltd.	72,685	2,961,914

		18,860,748

Machinery (1.7%)
3D Systems Corp.*	2,600	36,374
Actuant Corp., Class A	3,923	77,479
Ampco-Pittsburgh Corp.	500	10,225
Badger Meter, Inc.	1,800	52,074
Caterpillar, Inc.	44,170	3,261,513
CLARCOR, Inc.	2,298	95,091
Colfax Corp.*	1,700	34,442
Cummins, Inc.	79,199	6,467,390
Deere & Co.	29,867	1,928,512
Donaldson Co., Inc.	6,600	361,680
Dover Corp.	10,941	509,851
Dynamic Materials Corp.	1,000	15,750
Eaton Corp.	72,196	2,562,958
Flow International Corp.*	3,100	6,851
Flowserve Corp.	3,393	251,082
Gardner Denver, Inc.	4,100	260,555
Gorman-Rupp Co.	1,500	37,035
Graco, Inc.	4,610	157,385
Graham Corp.	800	13,312
Harsco Corp.	100	1,939
IDEX Corp.	5,600	174,496
Illinois Tool Works, Inc.	31,200	1,297,920
Ingersoll-Rand plc	18,700	525,283
Joy Global, Inc.	7,933	494,861
Kennametal, Inc.	1,300	42,562
Lindsay Corp.	1,000	53,800
Manitowoc Co., Inc.	2,900	19,459
Met-Pro Corp.	1,200	10,296
Nordson Corp.	4,920	195,521
Omega Flex, Inc.*	300	3,990
PACCAR, Inc.	25,818	873,165
Pall Corp.	55,745	2,363,588
Parker Hannifin Corp.	4,800	303,024
PMFG, Inc.*	1,100	17,347
RBC Bearings, Inc.*	1,800	61,182
Sauer-Danfoss, Inc.*	800	23,120
SPX Corp.	2,200	99,682
Sun Hydraulics Corp.	1,350	27,513
Tennant Co.	2,300	81,351
Timken Co.	4,500	147,690
Valmont Industries, Inc.	1,600	124,704
WABCO Holdings, Inc.*	4,600	174,156
Wabtec Corp.	3,400	179,758

		23,435,966

Marine (0.0%)
Kirby Corp.*	1,037	54,588

Professional Services (0.1%)
Acacia Research Corp. - Acacia Technologies*	3,307	119,019
Advisory Board Co.*	1,300	83,889
CDI Corp.	100	1,068
CoStar Group, Inc.*	2,400	124,728
CRA International, Inc.*	600	12,006
Dun & Bradstreet Corp.	4,249	260,294
Exponent, Inc.*	1,800	74,394
Huron Consulting Group, Inc.*	2,700	84,051
ICF International, Inc.*	909	17,098
IHS, Inc., Class A*	4,130	308,965
Insperity, Inc.	2,600	57,850
Korn/Ferry International*	300	3,657
Nielsen Holdings N.V.*	5,200	135,616
Robert Half International, Inc.	13,212	280,359
Towers Watson & Co., Class A	2,500	149,450
Verisk Analytics, Inc., Class A*	9,800	340,746

		2,053,190

Road & Rail (0.6%)
Avis Budget Group, Inc.*	6,628	64,093
Celadon Group, Inc.	2,003	17,787
Con-way, Inc.	2,020	44,702
CSX Corp.	78,500	1,465,595
Genesee & Wyoming, Inc., Class A*	2,800	130,256
Heartland Express, Inc.	2,800	37,968
Hertz Global Holdings, Inc.*	17,400	154,860

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
J.B. Hunt Transport Services, Inc.	7,723	$278,955
Kansas City Southern*	5,000	249,800
Marten Transport Ltd.	1,496	25,791
Old Dominion Freight Line, Inc.*	571	16,542
Union Pacific Corp.	78,366	6,400,151

		8,886,500

Trading Companies & Distributors (0.2%)
Beacon Roofing Supply, Inc.*	3,481	55,661
Fastenal Co.	46,208	1,537,802
Houston Wire & Cable Co.	1,400	16,086
Kaman Corp.	2,098	58,430
MSC Industrial Direct Co., Class A	3,700	208,902
TAL International Group, Inc.	300	7,482
Titan Machinery, Inc.*	600	10,740
W.W. Grainger, Inc.	4,102	613,413
WESCO International, Inc.*	3,000	100,650

		2,609,166

Total Industrials		114,617,843

Information Technology (23.8%)
Communications Equipment (2.8%)
Acme Packet, Inc.*	101,000	4,301,590
ADTRAN, Inc.	4,400	116,424
Anaren, Inc.*	1,339	25,642
Arris Group, Inc.*	27,371	281,921
Aruba Networks, Inc.*	231,100	4,832,301
Ciena Corp.*	2,836	31,763
Cisco Systems, Inc.	255,040	3,950,570
DG FastChannel, Inc.*	2,500	42,375
Digi International, Inc.*	400	4,400
F5 Networks, Inc.*	32,700	2,323,335
Harmonic, Inc.*	6,860	29,223
Harris Corp.	3,369	115,119
Infinera Corp.*	10,300	79,516
InterDigital, Inc.	3,100	144,398
Ixia*	2,100	16,107
JDS Uniphase Corp.*	17,800	177,466
Juniper Networks, Inc.*	296,707	5,121,163
Loral Space & Communications, Inc.*	1,058	53,006
NETGEAR, Inc.*	500	12,945
Nokia Oyj (ADR)	58,480	330,997
Oplink Communications, Inc.*	600	9,084
Polycom, Inc.*	14,000	257,180
QUALCOMM, Inc.	323,761	15,744,497
Riverbed Technology, Inc.*	10,900	217,564
ShoreTel, Inc.*	3,000	14,940
ViaSat, Inc.*	2,361	78,645

		38,312,171

Computers & Peripherals (5.3%)
Apple, Inc.*	135,794	51,761,957
Dell, Inc.*	85,860	1,214,919
EMC Corp.*	405,527	8,512,012
Immersion Corp.*	1,200	7,176
NCR Corp.*	11,360	191,870
NetApp, Inc.*	90,915	3,085,655
Novatel Wireless, Inc.*	3,014	9,102
SanDisk Corp.*	126,415	5,100,845
Seagate Technology plc	147,825	1,519,641
Silicon Graphics International Corp.*	127,800	1,523,376
STEC, Inc.*	3,341	33,878
Stratasys, Inc.*	1,700	31,518
Super Micro Computer, Inc.*	1,600	20,048

		73,011,997

Electronic Equipment, Instruments & Components (0.4%)
Amphenol Corp., Class A	14,660	597,688
Anixter International, Inc.	200	9,488
Brightpoint, Inc.*	4,906	45,184
Cognex Corp.	607	16,456
Corning, Inc.	38,900	480,804
Daktronics, Inc.	2,700	23,166
Dolby Laboratories, Inc., Class A*	17,500	480,200
DTS, Inc.*	1,400	34,762
Echelon Corp.*	2,400	16,824
FARO Technologies, Inc.*	1,400	44,170
FEI Co.*	4,106	123,016
FLIR Systems, Inc.	12,888	322,844
IPG Photonics Corp.*	1,600	69,504
Jabil Circuit, Inc.	11,300	201,027
Maxwell Technologies, Inc.*	1,500	27,615
MTS Systems Corp.	500	15,320
Multi-Fineline Electronix, Inc.*	1,300	25,922
National Instruments Corp.	6,500	148,590
OSI Systems, Inc.*	1,000	33,520
Plexus Corp.*	1,118	25,289
Power-One, Inc.*	400	1,800
Rofin-Sinar Technologies, Inc.*	1,083	20,794
TE Connectivity Ltd.	87,780	2,470,129
Trimble Navigation Ltd.*	10,300	345,565
Universal Display Corp.*	2,300	110,262

		5,689,939

Internet Software & Services (3.4%)
Akamai Technologies, Inc.*	15,019	298,578
Baidu, Inc. (ADR)*	80,719	8,629,668
comScore, Inc.*	1,500	25,305
Constant Contact, Inc.*	2,900	50,141
Cornerstone OnDemand, Inc.*	204,973	2,570,361
DealerTrack Holdings, Inc.*	4,700	73,649
Dice Holdings, Inc.*	1,300	10,166
Digital River, Inc.*	3,675	76,183
eBay, Inc.*	162,098	4,780,270
Equinix, Inc.*	23,860	2,119,484
Google, Inc., Class A*	28,798	14,813,115
InfoSpace, Inc.*	1,600	13,376
j2 Global Communications, Inc.	4,900	131,810
Keynote Systems, Inc.	200	4,226
Limelight Networks, Inc.*	1,300	3,068
LinkedIn Corp., Class A*	14,747	1,151,446
Liquidity Services, Inc.*	1,200	38,484
LivePerson, Inc.*	5,500	54,725
LoopNet, Inc.*	2,400	41,112
MercadoLibre, Inc.	22,100	1,187,875
Move, Inc.*	933,970	1,354,256
NIC, Inc.	6,200	70,990
Rackspace Hosting, Inc.*	228,150	7,789,041
RightNow Technologies, Inc.*	2,300	76,015
Stamps.com, Inc.	1,100	22,484
support.com, Inc.*	2,600	5,148
VeriSign, Inc.	15,600	446,316
Vocus, Inc.*	1,300	21,788
XO Group, Inc.*	2,300	18,791
Zix Corp.*	9,600	25,632

		45,903,503

IT Services (3.2%)
Accenture plc, Class A	130,859	6,893,652
Alliance Data Systems Corp.*	4,580	424,566
Automatic Data Processing, Inc.	35,659	1,681,322
Broadridge Financial Solutions, Inc.	12,969	261,196
CACI International, Inc., Class A*	500	24,970
Cardtronics, Inc.*	1,000	22,920
Cass Information Systems, Inc.	500	15,525

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cognizant Technology Solutions Corp., Class A*	56,924	$3,569,135
CSG Systems International, Inc.*	1,500	18,960
DST Systems, Inc.	700	30,681
ExlService Holdings, Inc.*	1,200	26,400
Fiserv, Inc.*	8,409	426,925
Forrester Research, Inc.	1,300	42,263
Gartner, Inc.*	5,200	181,324
Global Payments, Inc.	7,000	282,730
Hackett Group, Inc.*	3,300	12,309
Heartland Payment Systems, Inc.	4,700	92,684
iGATE Corp.	1,800	20,772
International Business Machines Corp.	83,074	14,540,442
Jack Henry & Associates, Inc.	9,701	281,135
Lionbridge Technologies, Inc.*	9,400	23,124
Mastercard, Inc., Class A	17,728	5,622,612
MAXIMUS, Inc.	2,930	102,257
MoneyGram International, Inc.*	10,300	23,999
NCI, Inc., Class A*	500	5,965
NeuStar, Inc., Class A*	1,600	40,224
Paychex, Inc.	21,172	558,306
SAIC, Inc.*	9,236	109,077
TeleTech Holdings, Inc.*	3,000	45,720
Teradata Corp.*	12,485	668,322
TNS, Inc.*	3,200	60,160
VeriFone Systems, Inc.*	6,100	213,622
Virtusa Corp.*	500	6,600
Visa, Inc., Class A	76,086	6,522,092
Western Union Co.	47,559	727,177

		43,579,168

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	3,900	120,666

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Analogic Technologies, Inc.*	3,700	16,021
Advanced Micro Devices, Inc.*	43,800	222,504
Altera Corp.	47,314	1,491,811
Analog Devices, Inc.	20,499	640,594
Applied Materials, Inc.	12,300	127,305
Applied Micro Circuits Corp.*	6,142	32,983
ASML Holding N.V. (N.Y. Shares)	12,200	421,388
Atmel Corp.*	34,100	275,187
ATMI, Inc.*	782	12,371
Avago Technologies Ltd.	13,600	445,672
Broadcom Corp., Class A*	202,851	6,752,910
Cabot Microelectronics Corp.*	212	7,291
CEVA, Inc.*	1,200	29,172
Cree, Inc.*	100,945	2,622,551
Cypress Semiconductor Corp.*	13,400	200,598
Diodes, Inc.*	3,900	69,888
Entropic Communications, Inc.*	700	2,891
Exar Corp.*	300	1,713
First Solar, Inc.*	16,716	1,056,618
GT Advanced Technologies, Inc.*	1,700	11,934
Integrated Device Technology, Inc.*	2,978	15,337
Intel Corp.	52,595	1,121,851
Intersil Corp., Class A	8,272	85,119
IXYS Corp.*	1,500	16,320
KLA-Tencor Corp.	9,200	352,176
Kopin Corp.*	6,811	23,362
Lam Research Corp.*	10,859	412,425
Lattice Semiconductor Corp.*	4,700	24,675
Linear Technology Corp.	19,142	529,276
LSI Corp.*	22,400	116,032
Maxim Integrated Products, Inc.	22,786	531,597
MEMC Electronic Materials, Inc.*	2,100	11,004
Micrel, Inc.	427	4,044
Microchip Technology, Inc.	14,581	453,615
Monolithic Power Systems, Inc.*	4,055	41,280
Netlogic Microsystems, Inc.*	3,800	182,818
NVE Corp.*	400	24,264
NVIDIA Corp.*	319,660	3,995,750
ON Semiconductor Corp.*	35,965	257,869
PMC-Sierra, Inc.*	300	1,794
Power Integrations, Inc.	2,800	85,708
Rambus, Inc.*	9,000	126,000
Rubicon Technology, Inc.*	1,100	12,023
Silicon Laboratories, Inc.*	40,861	1,369,252
Skyworks Solutions, Inc.*	14,994	268,992
Standard Microsystems Corp.*	25,400	492,760
Texas Instruments, Inc.	52,471	1,398,352
TriQuint Semiconductor, Inc.*	7,870	39,507
Ultratech, Inc.*	1,900	32,585
Varian Semiconductor Equipment Associates, Inc.*	6,200	379,130
Veeco Instruments, Inc.*	2,300	56,120
Volterra Semiconductor Corp.*	2,100	40,383
Xilinx, Inc.	18,300	502,152

		27,444,974

Software (6.7%)
Actuate Corp.*	4,900	27,048
Adobe Systems, Inc.*	163,987	3,963,566
Advent Software, Inc.*	2,800	58,380
American Software, Inc., Class A	1,200	8,700
ANSYS, Inc.*	7,541	369,811
Ariba, Inc.*	6,900	191,199
Autodesk, Inc.*	122,461	3,401,967
Blackbaud, Inc.	5,000	111,350
BMC Software, Inc.*	12,595	485,663
Bottomline Technologies, Inc.*	2,617	52,706
BroadSoft, Inc.*	183,900	5,581,365
Cadence Design Systems, Inc.*	19,100	176,484
Check Point Software Technologies Ltd.*	22,910	1,208,732
Citrix Systems, Inc.*	45,052	2,456,686
CommVault Systems, Inc.*	139,700	5,177,282
Compuware Corp.*	2,800	21,448
Concur Technologies, Inc.*	2,900	107,938
Deltek, Inc.*	1,306	7,849
DemandTec, Inc.*	1,700	11,118
Ebix, Inc.*	1,500	22,050
Electronic Arts, Inc.*	27,211	556,465
EPIQ Systems, Inc.	3,002	37,615
FactSet Research Systems, Inc.	3,600	320,292
FalconStor Software, Inc.*	3,100	9,052
Fortinet, Inc.*	8,500	142,800
Informatica Corp.*	15,700	642,915
Interactive Intelligence Group*	1,100	29,865
Intuit, Inc.*	21,567	1,023,138
JDA Software Group, Inc.*	2,324	54,475
Kenexa Corp.*	2,900	45,356
Manhattan Associates, Inc.*	2,000	66,160
Mentor Graphics Corp.*	500	4,810
MICROS Systems, Inc.*	6,900	302,979
Microsoft Corp.#	631,359	15,714,526
NetScout Systems, Inc.*	2,000	22,840
NetSuite, Inc.*	2,200	59,422
Nuance Communications, Inc.*	134,212	2,732,556

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Opnet Technologies, Inc.	1,000	$34,910
Oracle Corp.	506,641	14,560,862
Parametric Technology Corp.*	13,400	206,092
Pegasystems, Inc.	1,900	58,159
PROS Holdings, Inc.*	1,000	12,890
QLIK Technologies, Inc.*	5,000	108,300
Red Hat, Inc.*	244,525	10,333,626
Renaissance Learning, Inc.	800	13,424
Rovi Corp.*	14,838	637,737
Salesforce.com, Inc.*	44,494	5,084,774
SolarWinds, Inc.*	1,326	29,199
Solera Holdings, Inc.	5,945	300,223
Sourcefire, Inc.*	2,800	74,928
Symantec Corp.*	53,800	876,940
Synchronoss Technologies, Inc.*	1,700	42,347
Synopsys, Inc.*	6,100	148,596
Take-Two Interactive Software, Inc.*	890	11,321
Taleo Corp., Class A*	3,700	95,164
TeleCommunication Systems, Inc., Class A*	2,700	9,315
TIBCO Software, Inc.*	294,947	6,603,863
Tyler Technologies, Inc.*	3,100	78,368
VASCO Data Security International, Inc.*	2,200	11,242
VMware, Inc., Class A*	79,285	6,372,928
Websense, Inc.*	5,300	91,690

		91,003,506

Total Information Technology		325,065,924

Materials (3.6%)
Chemicals (2.4%)
Air Products and Chemicals, Inc.	31,838	2,431,468
Airgas, Inc.	6,900	440,358
Albemarle Corp.	7,549	304,980
Balchem Corp.	2,250	83,948
Calgon Carbon Corp.*	6,600	96,162
Celanese Corp.	13,324	433,430
CF Industries Holdings, Inc.	4,218	520,459
Dow Chemical Co.	157,794	3,544,053
E.I. du Pont de Nemours & Co.	66,058	2,640,338
Eastman Chemical Co.	5,100	349,503
Ecolab, Inc.	16,508	807,076
FMC Corp.	5,016	346,907
Hawkins, Inc.	891	28,369
International Flavors & Fragrances, Inc.	6,400	359,808
Koppers Holdings, Inc.	1,245	31,884
LSB Industries, Inc.*	2,300	65,941
Monsanto Co.	180,327	10,826,833
Mosaic Co.	19,568	958,245
Nalco Holding Co.	11,745	410,840
NL Industries, Inc.	300	3,759
Omnova Solutions, Inc.*	5,500	19,690
PPG Industries, Inc.	11,300	798,458
Praxair, Inc.	56,470	5,278,816
Rockwood Holdings, Inc.*	4,600	154,974
Sherwin-Williams Co.	6,373	473,641
Sigma-Aldrich Corp.	7,911	488,821
Solutia, Inc.*	8,700	111,795
Valspar Corp.	4,500	140,445
W.R. Grace & Co.*	4,701	156,543
Zep, Inc.	1,700	25,534

		32,333,078

Construction Materials (0.0%)
Eagle Materials, Inc.	5,974	99,467
Martin Marietta Materials, Inc.	1,900	120,118
United States Lime & Minerals, Inc.*	100	3,990

		223,575

Containers & Packaging (0.1%)
AEP Industries, Inc.*	400	8,880
Ball Corp.	12,000	372,240
Crown Holdings, Inc.*	13,600	416,296
Packaging Corp. of America	6,600	153,780
Rock-Tenn Co., Class A	4,900	238,532
Temple-Inland, Inc.	400	12,548

		1,202,276

Metals & Mining (1.1%)
AK Steel Holding Corp.	400	2,616
Allegheny Technologies, Inc.	8,200	303,318
Allied Nevada Gold Corp.*	6,400	229,184
AMCOL International Corp.	700	16,793
Barrick Gold Corp.	82,240	3,836,496
Carpenter Technology Corp.	3,100	139,159
Cliffs Natural Resources, Inc.	9,264	474,039
Compass Minerals International, Inc.	2,700	180,306
Freeport-McMoRan Copper & Gold, Inc.	210,239	6,401,778
Goldcorp, Inc.	28,300	1,291,612
Hecla Mining Co.*	19,100	102,376
Molycorp, Inc.*	4,000	131,480
Nucor Corp.	33,300	1,053,612
Royal Gold, Inc.	3,878	248,425
Schnitzer Steel Industries, Inc., Class A	100	3,680
Southern Copper Corp.	13,954	348,710
Steel Dynamics, Inc.	11,300	112,096
Stillwater Mining Co.*	900	7,650
Titanium Metals Corp.	1,900	28,462
Walter Energy, Inc.	4,300	258,043

		15,169,835

Paper & Forest Products (0.0%)
Deltic Timber Corp.	900	53,712
International Paper Co.	6,600	153,450

		207,162

Total Materials		49,135,926

Telecommunication Services (0.5%)
Diversified Telecommunication Services (0.2%)
AboveNet, Inc.	1,150	61,640
Alaska Communications Systems Group, Inc.	4,318	28,326
Consolidated Communications Holdings, Inc.	700	12,635
tw telecom, Inc.*	12,703	209,854
Verizon Communications, Inc.	45,500	1,674,400
Windstream Corp.	20,141	234,844

		2,221,699

Wireless Telecommunication Services (0.3%)
American Tower Corp., Class A*	28,588	1,538,034
Clearwire Corp., Class A*	2,500	5,825
Crown Castle International Corp.*	62,517	2,542,566
MetroPCS Communications, Inc.*	15,322	133,455
NII Holdings, Inc.*	10,900	293,755
NTELOS Holdings Corp.	3,800	67,374
SBA Communications Corp., Class A*	10,100	348,248

		4,929,257

Total Telecommunication Services		7,150,956

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Utilities (0.1%)
Electric Utilities (0.1%)
ITC Holdings Corp.	19,020	$1,472,718

Gas Utilities (0.0%)
Oneok, Inc.	2,200	145,288

Total Utilities		1,618,006

Total Common Stocks (79.9%) (Cost $1,013,122,048)		1,092,868,112

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Corporate Bond (0.0%)
Financials (0.0%)
Capital Markets (0.0%)
GAMCO Investors, Inc. (Zero Coupon), 12/31/15	$600	408

Total Financials		408

Total Corporate Bonds		408

Total Long-Term Debt Securities (0.0%) (Cost $600)		408

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11*	700	1,099

Pharmaceuticals (0.0%)
Forest Laboratories, Inc., expiring 12/31/49*†	900	855

Total Rights (0.0%) (Cost $3,710)		1,954

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Government Securities (2.1%)
U.S. Treasury Bills 0.01%, 11/3/11 #(p)	$28,032,000	28,031,702

Total Short-Term Investments (2.1%) (Cost $28,030,715)		28,031,702

Total Investments (82.0%) (Cost $1,041,157,073)		1,120,902,176
Other Assets Less Liabilities (18.0%)		246,518,629

Net Assets (100%)		$1,367,420,805

*	Non-income producing.

†	Securities (totaling $855 or 0.0% of net assets) at fair value by management.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of 28,678,842

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	643	December-11	$28,101,829	$27,449,670	$652,159
S&P 500 E-Mini Index	1,050	December-11	59,124,215	59,115,000	9,215
S&P MidCap 400 E-Mini Index	441	December-11	34,561,785	34,349,490	212,295

					$873,669

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$194,816,596	$2,369,645	$—	$197,186,241
Consumer Staples	86,074,782	—	—	86,074,782
Energy	101,023,669	—	—	101,023,669
Financials	41,317,659	—	—	41,317,659
Health Care	169,677,106	—	—	169,677,106
Industrials	114,617,843	—	—	114,617,843
Information Technology	325,065,924	—	—	325,065,924
Materials	49,135,926	—	—	49,135,926
Telecommunication Services	7,150,956	—	—	7,150,956
Utilities	1,618,006	—	—	1,618,006
Corporate Bonds
Financials	—	408	—	408
Futures	873,669	—	—	873,669
Rights
Health Care	1,099	—	855	1,954
Short-Term Investments	—	28,031,702	—	28,031,702

Total Assets	$1,091,373,235	$30,401,755	$855	$1,121,775,845

Total Liabilities	$—	$—	$—	—

Total	$1,091,373,235	$30,401,755	$855	$1,121,775,845

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Financials	Investments in Corporate Bonds-Financials	Investments in Rights-Health Care
Balance as of 12/31/10	$2,800,000	$640	$—
Total gains or losses (realized/unrealized) included in earnings	4,180,925	—	855
Purchases	—	—	—
Sales	(6,980,925)	—	—
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(640)	—

Balance as of 9/30/11	$—	$—	$855

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 09/30/11.	$—	$—	$855

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$774,595,118
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$909,380,384

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$149,539,539
Aggregate gross unrealized depreciation	(88,938,646)

Net unrealized appreciation	$60,600,893

Federal income tax cost of investments	$1,060,301,283

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (6.0%)
Asset-Backed Securities (1.9%)
321 Henderson Receivables LLC, Series 2010-3A A
3.820%, 12/15/48§		$1,359,072	$1,368,020
American Money Management Corp., Series 2006-6A A1A
0.537%, 5/3/18(l)§		2,481,796	2,358,331
Avery Point CLO Ltd., Series 2003-1A A1
0.830%, 12/17/15(l)§		431,926	424,437
Capital One Multi-Asset Execution Trust, Series 2006-A5 A5
0.289%, 1/15/16(l)		550,000	548,764
Series 2007-C2 C2
0.529%, 11/17/14(l)		1,590,000	1,583,136
Chase Issuance Trust, Series 2009-A2 A2
1.779%, 4/15/14(l)		9,800,000	9,879,145
Citibank Omni Master Trust, Series 2009-A12 A12
3.350%, 8/15/16§		1,000,000	1,017,949
Series 2009-A13 A13
5.350%, 8/15/18§		1,255,000	1,386,535
Series 2009-A14A A14
2.979%, 8/15/18(l)§		1,190,000	1,245,417
Series 2009-A17 A17
4.900%, 11/15/18§		3,250,000	3,534,104
Series 2009-A8 A8
2.329%, 5/16/16(l)§		810,000	817,502
Continental Airlines, Inc., Series 1997-4A
6.900%, 1/2/18		262,084	267,326
Cumberland CLO Ltd., Series 2005-2A A
0.525%, 11/10/19(l)§		9,230,725	8,875,776
EFS Volunteer LLC, Series 2010-1 A1
1.103%, 10/26/26(l)§		1,654,794	1,658,348
Galaxy CLO Ltd., Series 2005-4A A1VB
0.530%, 4/17/17(l)§		2,322,338	2,246,194
GSAA Home Equity Trust, Series 2005-11 2A1
0.515%, 10/25/35(l)		1,200,996	808,861
Series 2006-5 2A1
0.305%, 3/25/36(l)		85,681	35,480
Harvest CLO S.A., Series IX A1
2.228%, 3/29/17(l)	EUR	2,356,197	3,011,266
Katonah Ltd., Series 3A A
0.733%, 5/18/15(l)§		$1,296,168	1,272,696
Magnolia Funding Ltd., Series 2010-1A A1
3.000%, 4/20/17§	EUR	2,189,459	2,927,487
Mid-State Trust, Series 4 A
8.330%, 4/1/30		$143,807	144,790
Nelnet Student Loan Trust, Series 2006-1 A5
0.413%, 8/23/27(l)		1,645,000	1,547,440
Renaissance Home Equity Loan Trust, Series 2003-3 A
0.735%, 12/25/33(l)		172,676	139,326
Sagamore CLO Ltd., Series 2003-1A A2
0.789%, 10/15/15(l)§		720,787	704,454
Scholar Funding Trust, Series 2011-A A
1.153%, 10/28/43(l)§		1,763,599	1,706,060
SLM Student Loan Trust, Series 2003-B A2
0.747%, 3/15/22(l)		968,809	920,500
Series 2004-B A2
0.547%, 6/15/21(l)		365,174	346,947
Series 2005-B A2
0.527%, 3/15/23(l)		1,614,288	1,533,097
Series 2008-5 A3
1.553%, 1/25/18(l)		870,000	890,301
Series 2008-5 A4
1.953%, 7/25/23(l)		3,405,000	3,544,969
Series 2008-9 A
1.753%, 4/25/23(l)		15,158,356	15,577,839
Structured Asset Receivables Trust, Series 2003-2A CTFS
1.989%, 1/21/11† (b)(l)§		976	976
Structured Receivables Finance LLC, Series 2010-B A
3.730%, 8/15/36§		818,619	818,619
Union Square CDO Ltd., Series 2003-1A A1
0.779%, 10/15/15(l)§		969,852	959,086

			74,101,178

Non-Agency CMO (4.1%)
American Home Mortgage Investment Trust, Series 2004-3 5A
2.258%, 10/25/34(l)		221,253	183,829
Banc of America Commercial Mortgage, Inc., Series 2006-5 AM
5.448%, 9/10/47		190,000	167,220
Series 2007-3 A4
5.801%, 6/10/49(l)		920,000	963,812
Banc of America Funding Corp., Series 2006-A 1A1
2.733%, 2/20/36(l)		1,128,870	962,386
Banc of America Large Loan, Inc., Series 2009-UB1 A4A
5.691%, 6/24/50(l)§		2,200,000	2,385,203
Series 2010-HLTN
1.979%, 11/15/15(l)§		7,657,121	6,823,337
Series 2010-UB4 A4A
5.037%, 12/20/41(l)§		1,235,000	1,309,100
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-4 22A1
5.705%, 6/25/47(l)		517,706	390,034
Bear Stearns Commercial Mortgage Securities, Inc., Series 2003-T12 A4
4.680%, 8/13/39(l)		1,825,000	1,899,899
Series 2005-PW10 AM
5.449%, 12/11/40(l)		210,000	203,461
Series 2006-PW14 A4
5.201%, 12/11/38		400,000	429,938
Citigroup Commercial Mortgage Trust, Inc., Series 2008-C7 A3
6.274%, 12/10/49(l)		7,500,000	7,796,843

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Series 2008-C7 A4
6.274%, 12/10/49(l)		$2,259,313	$2,449,908
Citigroup Mortgage Loan Trust, Inc., Series 2005-4 A
5.323%, 8/25/35(l)		4,496,924	4,272,527
Series 2006-AR1 1A1
2.660%, 10/25/35(l)		5,321,940	3,683,498
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3 AJ
5.688%, 10/15/48		660,000	413,751
Series 2007-CD4 A4
5.322%, 12/11/49		1,460,000	1,495,325
Commercial Mortgage Pass Through Certificates, Series 2010-C1 A1
3.156%, 7/10/46§		7,662,706	7,744,030
Countrywide Alternative Loan Trust, Series 2003-J3 2A1
6.250%, 12/25/33		95,027	101,595
Series 2006-OA21 A1
0.421%, 3/20/47(l)		1,032,863	507,065
Series 2006-OA22 A1
0.395%, 2/25/47(l)		381,566	208,174
Series 2006-OA6 1A2
0.445%, 7/25/46(l)		232,337	133,563
Series 2007-OH1 A1D
0.445%, 4/25/47(l)		395,723	201,763
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA5 2A1
0.435%, 4/25/46(l)		422,608	217,006
Credit Suisse Commercial Mortgage Trust, Series 2007-C3 A2
5.903%, 6/15/39(l)		3,532,910	3,566,903
Credit Suisse Mortgage Capital Certificates, Series 2006-8 3A1
6.000%, 10/25/21		332,554	261,019
Series 2006-C3 AM
6.011%, 6/15/38(l)		540,000	510,296
Series 2006-C5 A3
5.311%, 12/15/39		3,000,000	3,149,845
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		4,800,000	5,320,843
Series 2010-RR1 3A
5.801%, 6/10/49(l)§		4,800,000	5,296,829
Series 2010-RR2 2A
5.991%, 9/15/39(l)§		1,630,000	1,796,108
Series 2010-RR7 2A
5.467%, 9/18/39(l)§		2,785,000	3,033,809
Series 2011-4R 5A1
5.367%, 5/27/36(l)§		3,020,448	2,950,091
Series 2011-4R 6A1
2.712%, 5/27/36(l)§		1,352,808	1,306,927
CS First Boston Mortgage Securities Corp., Series 2002-CP3 A3
5.603%, 7/15/35		2,121,824	2,154,451
Series 2003-C3 A5
3.936%, 5/15/38		2,220,000	2,272,941
Series 2005-C3 AJ
4.771%, 7/15/37		1,105,000	838,284
CW Capital Cobalt Ltd., Series 2007-C3 A4
6.011%, 5/15/46(l)		567,500	591,951
Deutsche Bank AG, Series 2006-OA1 A1
0.435%, 2/25/47(l)		209,818	119,528
EMF-NL B.V., Series 2008-1X A1
2.506%, 10/17/39(l) (m)	EUR	12,652	16,817
Series 2008-2X A2
2.606%, 7/17/41(l) (m)		1,200,000	970,716
Extended Stay America Trust, Series 2010-ESHA A
2.951%, 11/5/27§		$1,290,032	1,273,369
Series 2010-ESHA D
5.498%, 11/5/27§		925,000	878,383
First Republic Mortgage Loan Trust, Series 2001-FRB1 A
0.579%, 11/15/31(l)		449,588	366,471
First Union National Bank Commercial Mortgage Trust, Series 2001-C4 A2
6.223%, 12/12/33		278,723	279,349
GMAC Commercial Mortgage Securities, Inc., Series 2002-C3 A2
4.930%, 7/10/39		2,075,000	2,123,102
Series 2006-C1 AM
5.290%, 11/10/45(l)		330,000	306,666
Granite Master Issuer plc, Series 2006-3 A7
0.331%, 12/20/54(l)		1,169,984	1,102,710
Series 2006-4 A6
0.321%, 12/20/54(l)		2,924,960	2,756,775
Greenwich Capital Commercial Funding Corp., Series 2007-GG9 A4
5.444%, 3/10/39		910,000	943,707
GS Mortgage Securities Corp. II, Series 2010-C1 A2
4.592%, 8/10/43§		6,200,000	6,475,793
GSR Mortgage Loan Trust, Series 2005-AR6 2A1
2.738%, 9/25/35(l)		1,197,493	1,063,217
Series 2006-AR2 2A1
2.824%, 4/25/36(l)		590,965	419,306
Holmes Master Issuer plc, Series 2007-2A 3A1
0.329%, 7/15/21(l)		950,000	949,556
Homebanc Mortgage Trust, Series 2005-4 A1
0.505%, 10/25/35(l)		609,841	405,614
Impac CMB Trust, Series 2003-8 2A1
1.135%, 10/25/33(l)		120,731	89,918
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CB8 A1A
4.158%, 1/12/39§		812,565	840,437
Series 2004-LN2 A2
5.115%, 7/15/41		1,190,000	1,252,728
Series 2006-CB17 AM
5.464%, 12/12/43		260,000	235,512
JP Morgan Mortgage Trust, Series 2006-A3 6A1
2.785%, 8/25/34(l)		865,448	758,383
Series 2006-A4 2A2
5.710%, 6/25/36(l)		1,617,951	1,388,325
Series 2006-S2 2A2
5.875%, 7/25/36		133,664	123,775

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2007-A1 3A3
2.796%, 7/25/35(l)	$809,901	$698,932
Series 2007-S1 1A2
5.500%, 3/25/22	124,605	116,298
LB-UBS Commercial Mortgage Trust, Series 2002-C2 A4
5.594%, 6/15/31	2,089,000	2,121,802
Series 2003-C7 A2
4.064%, 9/15/27(l)	39,863	39,974
Series 2004-C7 A1A
4.475%, 10/15/29	1,034,495	1,079,278
Series 2006-C4 AM
6.087%, 6/15/38(l)	240,000	234,556
Series 2006-C7 AM
5.378%, 11/15/38	230,000	209,938
Series 2007-C1 A4
5.424%, 2/15/40	4,000,000	4,184,066
Series 2007-C6 A4
5.858%, 7/15/40(l)	850,000	890,838
Series 2007-C7 A3
5.866%, 9/15/45(l)	2,390,000	2,503,550
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1 3A
1.932%, 12/25/32(l)	187,785	163,440
Series 2005-A10 A
0.445%, 2/25/36(l)	1,856,461	1,137,713
Merrill Lynch Mortgage Trust, Series 2004-KEY2 A4
4.864%, 8/12/39(l)	1,000,000	1,061,099
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9 A4
5.700%, 9/12/49	1,910,000	1,975,628
Morgan Stanley, Series 2009-GG10 A4A
5.984%, 8/12/45(l)§	1,800,000	1,963,093
Morgan Stanley Capital I, Series 1998-HF2 J
6.010%, 11/15/30§	7,000,000	7,085,326
Morgan Stanley Capital I, Inc., Series 2007-HQ12 A2FL
0.479%, 4/12/49(l)	317,316	299,803
Series 2007-HQ12 A2FX
5.774%, 4/12/49(l)	670,897	690,461
Series 2007-HQ13 A1
5.357%, 12/15/44	1,127,537	1,130,007
Series 2007-IQ14 A2FX
5.610%, 4/15/49	2,442,458	2,524,894
Series 2007-IQ15 A4
6.080%, 6/11/49(l)	3,450,000	3,641,734
Series 2007-T27 A4
5.795%, 6/11/42(l)	1,210,000	1,334,084
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-IQ2 A4
5.740%, 12/15/35	1,091,842	1,110,196
Morgan Stanley Reremic Trust, Series 2011-IO A
2.500%, 3/23/51§	524,460	523,148
OBP Depositor LLC Trust, Series 2010-OBP A
4.646%, 7/15/45§	6,500,000	6,907,102
RBSCF Trust, Series 2010-RR3 CSCA
5.467%, 9/16/39(l)§	800,000	865,640
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§	2,500,000	2,697,685
Series 2010-RR4 CMLA
6.214%, 12/16/49(l)§	1,234,000	1,362,780
Sequoia Mortgage Trust, Series 10 2A1
0.991%, 10/20/27(l)	60,707	51,957
Series 2003-4 2A1
0.581%, 7/20/33(l)	168,496	143,419
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-16 3A1
2.649%, 11/25/34(l)	1,140,039	956,949
Structured Asset Mortgage Investments, Inc., Series 2005-AR5 A1
0.480%, 7/19/35(l)	388,412	229,333
Series 2005-AR5 A2
0.480%, 7/19/35(l)	1,839,336	1,354,384
Series 2006-AR3 12A1
0.455%, 5/25/36(l)	1,536,455	836,513
Thornburg Mortgage Securities Trust, Series 2007-1 A3A
0.335%, 3/25/37(l)	894,548	878,424
UBS Commercial Mortgage Trust, Series 2007-FL1 A1
1.129%, 7/15/24(l)§	1,388,343	1,249,508
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17 APB
5.037%, 3/15/42	1,137,629	1,168,320
Series 2005-C20 A6A
5.110%, 7/15/42(l)	2,000,970	2,026,533
Series 2005-C22 A4
5.444%, 12/15/44(l)	1,320,000	1,441,368
WaMu Mortgage Pass-Through Certificates, Series 2002-AR9 1A
1.642%, 8/25/42(l)	77,393	63,142
Series 2003-AR1 A5
2.255%, 3/25/33(l)	683,722	584,264
Series 2005-AR7 A4
2.581%, 8/25/35(l)	570,125	443,665
Series 2007-OA4 1A
1.012%, 5/25/47(l)	467,091	280,036

		163,394,601

Total Asset-Backed and Mortgage-Backed Securities		237,495,779

Corporate Bonds (38.7%)
Consumer Discretionary (1.7%)
Auto Components (0.1%)
BorgWarner, Inc. 4.625%, 9/15/20	445,000	478,622
Johnson Controls, Inc. 1.750%, 3/1/14	600,000	604,692
4.250%, 3/1/21	310,000	325,240

		1,408,554

Automobiles (0.0%)
Daimler Finance N.A. LLC 6.500%, 11/15/13	819,000	899,192

Hotels, Restaurants & Leisure (0.1%)
Hyatt Hotels Corp. 3.875%, 8/15/16	100,000	99,675
5.375%, 8/15/21	100,000	102,616
International Game Technology 7.500%, 6/15/19	75,000	89,500

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 6/15/20	$100,000	$107,585
Marriott International, Inc.
5.625%, 2/15/13	500,000	519,711
McDonald’s Corp.
5.800%, 10/15/17	750,000	903,609
3.500%, 7/15/20	160,000	171,258
3.625%, 5/20/21	100,000	108,872
Starbucks Corp.
6.250%, 8/15/17	250,000	298,581
Yum! Brands, Inc.
4.250%, 9/15/15	500,000	536,598
6.250%, 4/15/16	411,000	481,237
5.300%, 9/15/19	422,000	476,525

		3,895,767

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20	350,000	356,383
Tupperware Brands Corp.
4.750%, 6/1/21§	100,000	100,163
Whirlpool Corp.
8.600%, 5/1/14	500,000	570,293
4.850%, 6/15/21	100,000	100,469

		1,127,308

Internet & Catalog Retail (0.0%)
Expedia, Inc.
5.950%, 8/15/20	500,000	502,416

Leisure Equipment & Products (0.0%)
Mattel, Inc.
5.625%, 3/15/13	250,000	265,220

Media (1.3%)
CBS Corp.
4.625%, 5/15/18	245,000	262,208
8.875%, 5/15/19	1,035,000	1,321,861
5.750%, 4/15/20	415,000	456,704
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.000%, 4/30/12§	1,450,000	1,471,750
3.540%, 9/6/16	1,786,398	1,723,874
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	183,000	201,064
9.455%, 11/15/22	740,000	1,067,710
Comcast Corp.
6.500%, 1/15/15	1,469,000	1,674,247
5.900%, 3/15/16	1,000,000	1,144,064
6.500%, 1/15/17	500,000	587,258
5.875%, 2/15/18	777,000	900,192
5.700%, 5/15/18	300,000	346,719
5.700%, 7/1/19	250,000	291,450
5.150%, 3/1/20	500,000	564,348
6.950%, 8/15/37	416,000	498,674
COX Communications, Inc.
7.125%, 10/1/12	415,000	439,605
4.625%, 6/1/13	400,000	420,600
5.500%, 10/1/15	250,000	278,828
8.375%, 3/1/39§	1,390,000	1,914,665
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14	350,000	379,190
3.550%, 3/15/15	195,000	203,368
3.125%, 2/15/16	775,000	788,513
3.500%, 3/1/16	750,000	773,869
7.625%, 5/15/16	414,000	445,050
5.875%, 10/1/19	200,000	225,019
5.200%, 3/15/20	130,000	140,040
4.600%, 2/15/21	500,000	513,453
Discovery Communications LLC
3.700%, 6/1/15	200,000	210,492
5.050%, 6/1/20	600,000	655,870
DISH DBS Corp.
6.375%, 10/1/11	5,450,000	5,450,000
Interpublic Group of Cos., Inc.
10.000%, 7/15/17	1,970,000	2,240,875
NBCUniversal Media LLC
3.650%, 4/30/15	750,000	789,060
5.150%, 4/30/20	2,236,000	2,451,955
4.375%, 4/1/21	2,105,000	2,162,121
News America, Inc.
4.500%, 2/15/21	700,000	703,260
7.750%, 1/20/24	1,543,000	1,916,383
8.500%, 2/23/25	232,000	304,664
Omnicom Group, Inc.
5.900%, 4/15/16	500,000	553,634
6.250%, 7/15/19	150,000	172,055
4.450%, 8/15/20	340,000	343,010
Reed Elsevier Capital, Inc.
8.625%, 1/15/19	500,000	638,248
Thomson Reuters Corp.
5.700%, 10/1/14	730,000	803,339
4.700%, 10/15/19	150,000	162,742
Time Warner Cable, Inc.
6.200%, 7/1/13	1,000,000	1,080,273
5.850%, 5/1/17	1,000,000	1,111,162
5.000%, 2/1/20	1,220,000	1,295,984
4.000%, 9/1/21	500,000	488,959
5.875%, 11/15/40	745,000	763,366
5.500%, 9/1/41	720,000	711,653
Time Warner, Inc.
5.875%, 11/15/16	768,000	868,071
4.875%, 3/15/20	1,000,000	1,063,781
4.700%, 1/15/21	340,000	355,378
6.100%, 7/15/40	220,000	241,656
Viacom, Inc.
4.375%, 9/15/14	500,000	534,261
5.625%, 9/15/19	500,000	563,957
Walt Disney Co.
4.500%, 12/15/13	500,000	540,113
5.500%, 3/15/19	500,000	594,652
WPP Finance UK Corp.
8.000%, 9/15/14	500,000	565,891

		49,371,188

Multiline Retail (0.1%)
Family Dollar Stores, Inc.
5.000%, 2/1/21	100,000	97,966
Kohl’s Corp.
6.250%, 12/15/17	200,000	237,255
Macy’s Retail Holdings, Inc.
5.750%, 7/15/14	160,000	170,894
5.900%, 12/1/16	2,070,000	2,271,875
Nordstrom, Inc.
6.750%, 6/1/14	100,000	113,005
4.750%, 5/1/20	170,000	186,566
Target Corp.
5.125%, 1/15/13	500,000	528,527
1.125%, 7/18/14	90,000	90,710
6.000%, 1/15/18	700,000	847,925

		4,544,723

Specialty Retail (0.1%)
AutoZone, Inc.
6.500%, 1/15/14	500,000	556,909

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
4.000%, 11/15/20	$250,000	$250,409
Best Buy Co., Inc.
5.500%, 3/15/21	500,000	454,311
Home Depot, Inc.
5.400%, 3/1/16	1,000,000	1,131,483
4.400%, 4/1/21	500,000	543,305
Lowe’s Cos., Inc.
2.125%, 4/15/16	500,000	507,078
4.625%, 4/15/20	300,000	331,023
O’Reilly Automotive, Inc.
4.875%, 1/14/21	90,000	93,304
4.625%, 9/15/21	200,000	201,983
Staples, Inc.
9.750%, 1/15/14	600,000	695,428
TJX Cos., Inc.
4.200%, 8/15/15	100,000	109,507
6.950%, 4/15/19	145,000	181,913

		5,056,653

Textiles, Apparel & Luxury Goods (0.0%)
Cintas Corp. No. 2
2.850%, 6/1/16	200,000	206,185

Total Consumer Discretionary		67,277,206

Consumer Staples (1.6%)
Beverages (0.5%)
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12	700,000	714,540
1.500%, 7/14/14	500,000	503,560
5.375%, 11/15/14	4,250,000	4,748,967
4.125%, 1/15/15	630,000	682,733
2.875%, 2/15/16	200,000	209,423
7.750%, 1/15/19	1,000,000	1,298,689
6.875%, 11/15/19	250,000	318,079
5.375%, 1/15/20	500,000	582,543
4.375%, 2/15/21	500,000	552,380
Bottling Group LLC
6.950%, 3/15/14	700,000	800,475
5.500%, 4/1/16	200,000	232,731
Brown-Forman Corp.
2.500%, 1/15/16	150,000	154,003
Coca-Cola Co.
0.750%, 11/15/13	150,000	149,768
1.500%, 11/15/15	1,000,000	1,009,261
1.800%, 9/1/16§	630,000	631,821
3.150%, 11/15/20	500,000	516,094
Coca-Cola Enterprises, Inc.
1.125%, 11/12/13	100,000	99,834
2.000%, 8/19/16	100,000	99,778
3.250%, 8/19/21	100,000	100,510
Diageo Capital plc
5.750%, 10/23/17	750,000	876,061
Diageo Finance B.V.
3.250%, 1/15/15	200,000	209,330
5.300%, 10/28/15	500,000	564,129
Dr. Pepper Snapple Group, Inc.
2.350%, 12/21/12	100,000	101,507
Fortune Brands, Inc.
6.375%, 6/15/14	100,000	110,736
PepsiAmericas, Inc.
4.375%, 2/15/14	1,250,000	1,354,630
PepsiCo, Inc.
3.750%, 3/1/14	100,000	106,781
7.900%, 11/1/18	500,000	665,291
4.500%, 1/15/20	1,000,000	1,122,591

		18,516,245

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	500,000	591,315
CVS Caremark Corp.
4.875%, 9/15/14	250,000	273,092
3.250%, 5/18/15	600,000	631,467
4.750%, 5/18/20	600,000	656,865
CVS Pass-Through Trust
7.507%, 1/10/32§	5,427,369	6,395,883
Delhaize Group S.A.
5.875%, 2/1/14	250,000	272,415
Kroger Co.
7.500%, 1/15/14	500,000	565,612
3.900%, 10/1/15	250,000	267,152
6.400%, 8/15/17	250,000	296,426
Safeway, Inc.
5.000%, 8/15/19	500,000	545,818
Walgreen Co.
4.875%, 8/1/13	200,000	214,879
5.250%, 1/15/19	200,000	236,704
Wal-Mart Stores, Inc.
3.000%, 2/3/14	1,000,000	1,054,103
2.875%, 4/1/15	1,000,000	1,055,128
5.800%, 2/15/18	1,000,000	1,214,035
3.250%, 10/25/20	1,000,000	1,035,926
Woolworths Ltd.
4.000%, 9/22/20§	2,725,000	2,833,711

		18,140,531

Food Products (0.4%)
Bunge Ltd. Finance Corp.
5.350%, 4/15/14	500,000	527,669
8.500%, 6/15/19	85,000	105,906
Campbell Soup Co.
3.375%, 8/15/14	100,000	106,375
3.050%, 7/15/17	100,000	105,712
4.500%, 2/15/19	300,000	328,933
ConAgra Foods, Inc.
5.819%, 6/15/17	200,000	219,438
Corn Products International, Inc.
3.200%, 11/1/15	100,000	102,506
4.625%, 11/1/20	100,000	105,273
General Mills, Inc.
5.250%, 8/15/13	550,000	593,051
5.650%, 2/15/19	650,000	769,680
H.J. Heinz Co.
5.350%, 7/15/13	400,000	430,918
Hershey Co.
4.850%, 8/15/15	640,000	717,619
Hormel Foods Corp.
4.125%, 4/15/21	100,000	110,326
Kellogg Co.
4.250%, 3/6/13	500,000	522,598
3.250%, 5/21/18	80,000	84,052
4.000%, 12/15/20	500,000	535,827
Kraft Foods, Inc.
2.625%, 5/8/13	750,000	765,552
4.125%, 2/9/16	1,150,000	1,224,595
6.500%, 8/11/17	1,030,000	1,222,177
6.125%, 2/1/18	1,702,000	1,997,792
5.375%, 2/10/20	1,000,000	1,131,721
McCormick & Co., Inc.
3.900%, 7/15/21	75,000	80,377

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Mead Johnson Nutrition Co.
3.500%, 11/1/14	$200,000	$209,693
4.900%, 11/1/19	300,000	335,614
Tyson Foods, Inc.
10.500%, 3/1/14	1,970,000	2,275,350
Wm. Wrigley Jr. Co.
2.450%, 6/28/12§	3,000,000	3,036,615

		17,645,369

Household Products (0.1%)
Clorox Co.
5.450%, 10/15/12	400,000	417,227
3.550%, 11/1/15	500,000	520,240
Colgate-Palmolive Co.
3.150%, 8/5/15	500,000	535,574
Energizer Holdings, Inc.
4.700%, 5/19/21§	150,000	160,440
Kimberly-Clark Corp.
6.125%, 8/1/17	500,000	599,178
7.500%, 11/1/18	250,000	330,220
3.875%, 3/1/21	105,000	115,387
Procter & Gamble Co.
3.150%, 9/1/15	350,000	375,296
4.700%, 2/15/19	500,000	586,438

		3,640,000

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	200,000	215,140

Tobacco (0.1%)
Altria Group, Inc.
8.500%, 11/10/13	1,000,000	1,140,516
9.700%, 11/10/18	1,000,000	1,325,191
4.750%, 5/5/21	400,000	413,748
Lorillard Tobacco Co.
3.500%, 8/4/16	110,000	110,152
6.875%, 5/1/20	500,000	554,464
Philip Morris International, Inc.
4.875%, 5/16/13	500,000	530,487
5.650%, 5/16/18	1,352,000	1,597,622
Reynolds American, Inc.
6.750%, 6/15/17	400,000	461,033

		6,133,213

Total Consumer Staples		64,290,498

Energy (3.3%)
Energy Equipment & Services (0.2%)
Cameron International Corp.
4.500%, 6/1/21	150,000	157,448
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	105,000	121,626
Ensco plc
3.250%, 3/15/16	520,000	528,010
4.700%, 3/15/21	1,051,000	1,071,217
Halliburton Co.
6.150%, 9/15/19	500,000	605,550
Pride International, Inc.
6.875%, 8/15/20	360,000	415,398
Rowan Cos., Inc.
7.875%, 8/1/19	130,000	153,495
Transocean, Inc.
4.950%, 11/15/15	500,000	526,579
6.000%, 3/15/18	273,000	290,686
6.500%, 11/15/20	500,000	545,599
Weatherford International Ltd.
5.500%, 2/15/16	649,000	706,856
9.625%, 3/1/19	500,000	646,007
6.750%, 9/15/40	250,000	266,619

		6,035,090

Oil, Gas & Consumable Fuels (3.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	2,651,000	2,899,661
6.375%, 9/15/17	2,530,000	2,838,215
8.700%, 3/15/19	300,000	378,339
6.950%, 6/15/19	294,000	341,047
Apache Corp.
6.000%, 9/15/13	500,000	547,062
5.625%, 1/15/17	300,000	353,578
BG Energy Capital plc
2.500%, 12/9/15§	5,575,000	5,686,561
Buckeye Partners LP
5.500%, 8/15/19	150,000	164,215
4.875%, 2/1/21	400,000	411,970
Canadian Natural Resources Ltd.
5.700%, 5/15/17	689,000	786,759
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	107,804
5.700%, 10/15/19	500,000	577,233
Chevron Corp.
3.950%, 3/3/14	750,000	807,836
4.950%, 3/3/19	250,000	297,752
ConocoPhillips
4.400%, 5/15/13	1,500,000	1,579,505
5.750%, 2/1/19	500,000	597,822
6.000%, 1/15/20	500,000	612,160
Devon Energy Corp.
2.400%, 7/15/16	350,000	354,699
4.000%, 7/15/21	350,000	364,704
Enbridge Energy Partners LP
9.875%, 3/1/19	250,000	331,436
5.200%, 3/15/20	200,000	212,803
Enbridge, Inc.
5.800%, 6/15/14	500,000	550,024
EnCana Corp.
4.750%, 10/15/13	656,000	696,198
6.500%, 5/15/19	2,845,000	3,404,950
Energy Transfer Partners LP
6.000%, 7/1/13	500,000	528,837
9.000%, 4/15/19	500,000	602,292
Enterprise Products Operating LLC
9.750%, 1/31/14	475,000	555,823
3.200%, 2/1/16	700,000	715,091
6.300%, 9/15/17	625,000	725,516
5.250%, 1/31/20	250,000	274,737
5.200%, 9/1/20	1,420,000	1,561,298
6.125%, 10/15/39	160,000	174,205
EOG Resources, Inc.
2.950%, 6/1/15	500,000	524,814
5.625%, 6/1/19	300,000	355,118
4.100%, 2/1/21	500,000	534,840
EQT Corp.
8.125%, 6/1/19	450,000	545,580
Gazprom S.A. (Gaz Capital S.A.)
8.146%, 4/11/18§	1,800,000	1,975,500
9.250%, 4/23/19(m)	1,600,000	1,856,000
Husky Energy, Inc.
5.900%, 6/15/14	835,000	916,102
7.250%, 12/15/19	50,000	61,262
Kinder Morgan Energy Partners LP
5.000%, 12/15/13	200,000	214,359
5.625%, 2/15/15	300,000	332,406

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 2/1/17	$200,000	$226,483
6.850%, 2/15/20	500,000	590,336
5.300%, 9/15/20	200,000	216,755
5.800%, 3/1/21	10,600,000	11,829,356
Magellan Midstream Partners LP
6.550%, 7/15/19	150,000	177,230
4.250%, 2/1/21	200,000	206,556
Marathon Petroleum Corp.
3.500%, 3/1/16§	280,000	288,676
5.125%, 3/1/21§	300,000	312,415
6.500%, 3/1/41§	1,198,000	1,292,413
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	379,504
Nexen, Inc.
6.200%, 7/30/19	330,000	376,460
7.500%, 7/30/39	1,825,000	2,137,418
Noble Holding International Ltd.
3.050%, 3/1/16	500,000	514,602
4.625%, 3/1/21	300,000	314,856
NuStar Logistics LP
4.800%, 9/1/20	200,000	209,924
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	104,177
4.125%, 6/1/16	150,000	166,582
1.750%, 2/15/17	125,000	124,060
4.100%, 2/1/21	500,000	542,388
ONEOK Partners LP
3.250%, 2/1/16	100,000	101,622
8.625%, 3/1/19	300,000	386,419
PC Financial Partnership
5.000%, 11/15/14	750,000	813,551
Petrobras International Finance Co.
3.875%, 1/27/16	3,690,000	3,660,480
5.875%, 3/1/18	1,125,000	1,171,541
8.375%, 12/10/18	400,000	472,000
7.875%, 3/15/19	750,000	870,000
5.750%, 1/20/20	4,180,000	4,338,840
5.375%, 1/27/21	1,000,000	1,011,000
Petrohawk Energy Corp.
6.250%, 6/1/19	250,000	283,750
Petroleos Mexicanos
4.875%, 3/15/15	1,250,000	1,309,375
8.000%, 5/3/19	500,000	610,000
6.000%, 3/5/20	620,000	678,280
5.500%, 1/21/21	7,500,000	7,875,000
Plains All American Pipeline LP
3.950%, 9/15/15	500,000	526,142
8.750%, 5/1/19	100,000	127,618
5.000%, 2/1/21	400,000	421,672
Shell International Finance B.V.
1.875%, 3/25/13	235,000	239,824
4.000%, 3/21/14	500,000	538,940
3.100%, 6/28/15	8,550,000	9,077,056
4.300%, 9/22/19	400,000	449,301
4.375%, 3/25/20	300,000	336,908
Spectra Energy Capital LLC
6.200%, 4/15/18	350,000	395,393
8.000%, 10/1/19	100,000	125,656
Statoil ASA
2.900%, 10/15/14	500,000	526,146
3.125%, 8/17/17	5,200,000	5,508,022
5.250%, 4/15/19	750,000	884,634
Talisman Energy, Inc.
7.750%, 6/1/19	475,000	583,404
Total Capital Canada Ltd.
1.625%, 1/28/14	540,000	549,467
Total Capital S.A.
3.125%, 10/2/15	400,000	424,645
4.450%, 6/24/20	4,650,000	5,198,561
4.125%, 1/28/21	200,000	217,683
TransCanada PipeLines Ltd.
3.400%, 6/1/15	200,000	212,159
7.125%, 1/15/19	700,000	888,640
3.800%, 10/1/20	8,900,000	9,386,901
6.350%, 5/15/67(l)	300,000	298,712
Transcontinental Gas Pipe Line Corp.
8.875%, 7/15/12	1,000,000	1,057,958
Valero Energy Corp.
4.500%, 2/1/15	65,000	69,400
6.125%, 2/1/20	945,000	1,048,607
6.625%, 6/15/37	157,000	168,677
Williams Partners LP
3.800%, 2/15/15	200,000	208,669
5.250%, 3/15/20	610,000	656,114
XTO Energy, Inc.
6.250%, 8/1/17	500,000	614,743

		121,689,814

Total Energy		127,724,904

Financials (22.8%)
Capital Markets (3.5%)
Ameriprise Financial, Inc.
5.650%, 11/15/15	250,000	282,269
7.300%, 6/28/19	90,000	110,462
5.300%, 3/15/20	250,000	276,334
Bank of New York Mellon Corp.
5.125%, 8/27/13	500,000	538,172
1.500%, 1/31/14	100,000	100,804
4.300%, 5/15/14	500,000	539,480
3.100%, 1/15/15	500,000	519,003
2.500%, 1/15/16	300,000	306,017
5.450%, 5/15/19	200,000	231,084
4.150%, 2/1/21	300,000	318,131
3.550%, 9/23/21	300,000	299,049
Bear Stearns Cos. LLC
5.300%, 10/30/15	829,000	894,978
BlackRock, Inc.
3.500%, 12/10/14	500,000	531,291
5.000%, 12/10/19	500,000	548,157
Charles Schwab Corp.
4.950%, 6/1/14	375,000	409,804
4.450%, 7/22/20	250,000	263,420
Deutsche Bank AG/London
5.375%, 10/12/12	1,000,000	1,031,275
2.375%, 1/11/13	1,000,000	993,088
3.875%, 8/18/14	500,000	510,298
3.250%, 1/11/16	1,000,000	980,494
6.000%, 9/1/17	500,000	550,790
Eaton Vance Corp.
6.500%, 10/2/17	250,000	285,177
Goldman Sachs Group, Inc.
5.300%, 2/14/12	5,000,000	5,062,095
5.700%, 9/1/12	10,000,000	10,265,310
5.450%, 11/1/12	2,000,000	2,061,696
5.250%, 10/15/13	1,518,000	1,577,279
6.000%, 5/1/14	575,000	608,770
5.125%, 1/15/15	4,000,000	4,129,508
5.350%, 1/15/16	1,200,000	1,241,657
3.625%, 2/7/16	3,175,000	3,091,101

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.625%, 1/15/17	$1,000,000	$970,067
6.150%, 4/1/18	3,100,000	3,212,456
7.500%, 2/15/19	1,300,000	1,450,695
5.375%, 3/15/20	1,500,000	1,489,612
5.250%, 7/27/21	725,000	715,223
Jefferies Group, Inc.
5.125%, 4/13/18	500,000	468,252
8.500%, 7/15/19	300,000	333,654
Lazard Group LLC
7.125%, 5/15/15	200,000	220,895
Lehman Brothers Holdings, Inc.
0.000%, 12/23/08	10,200,000	2,358,750
5.625%, 1/24/13(h)	5,000,000	1,200,000
6.750%, 12/28/17(b)(h)	1,297,000	649
Macquarie Bank Ltd.
0.550%, 7/16/12(l)	1,500,000	1,502,622
3.300%, 7/17/14§	14,400,000	15,372,706
Merrill Lynch & Co., Inc.
0.561%, 6/5/12(l)	1,500,000	1,441,907
6.050%, 8/15/12	700,000	706,426
6.150%, 4/25/13	2,774,000	2,775,334
5.700%, 5/2/17	1,500,000	1,337,953
6.400%, 8/28/17	13,000,000	12,604,085
6.875%, 4/25/18	4,000,000	4,001,436
Morgan Stanley
5.250%, 11/2/12	2,000,000	2,036,470
5.300%, 3/1/13	2,543,000	2,564,234
2.786%, 5/14/13(l)	4,720,000	4,564,108
6.000%, 5/13/14	700,000	708,883
2.875%, 7/28/14	60,000	57,176
4.200%, 11/20/14	3,663,000	3,582,315
6.000%, 4/28/15	12,845,000	12,784,320
4.000%, 7/24/15	1,500,000	1,413,909
0.729%, 10/15/15(l)	4,800,000	4,053,490
5.375%, 10/15/15	1,000,000	992,038
5.550%, 4/27/17	1,000,000	963,049
6.250%, 8/28/17	825,000	814,645
5.950%, 12/28/17	2,700,000	2,618,150
6.625%, 4/1/18	500,000	496,031
7.300%, 5/13/19	1,200,000	1,236,630
5.750%, 1/25/21	2,000,000	1,840,134
5.500%, 7/28/21	1,910,000	1,769,151
Nomura Holdings, Inc.
5.000%, 3/4/15	300,000	314,372
4.125%, 1/19/16	500,000	507,381
6.700%, 3/4/20	203,000	228,265
Northern Trust Corp.
4.625%, 5/1/14	65,000	70,075
3.450%, 11/4/20	200,000	205,053
3.375%, 8/23/21	125,000	126,541
Raymond James Financial, Inc.
4.250%, 4/15/16	100,000	101,033
8.600%, 8/15/19	600,000	716,171
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§	2,091,703	2,161,168
TD Ameritrade Holding Corp.
5.600%, 12/1/19	250,000	269,858

		137,914,365

Commercial Banks (7.6%)
American Express Bank FSB
5.500%, 4/16/13	1,000,000	1,055,698
Banco do Brasil S.A.
2.947%, 7/2/14(l)§	1,500,000	1,486,545
4.500%, 1/22/15§	5,350,000	5,463,420
Banco Santander Brazil S.A./Cayman Islands (Zero Coupon), 12/29/11§	2,800,000	2,787,400
Banco Santander S.A./Chile
1.501%, 4/20/12(l)§	7,800,000	7,805,476
1.850%, 1/19/16(l)§	7,600,000	6,840,000
Bancolombia S.A.
4.250%, 1/12/16§	250,000	245,000
Bank of Montreal
2.125%, 6/28/13	200,000	204,461
Bank of Nova Scotia
2.250%, 1/22/13	260,000	264,909
2.375%, 12/17/13	2,000,000	2,055,966
3.400%, 1/22/15	200,000	210,472
Bank of Scotland plc
5.250%, 2/21/17§	8,200,000	8,859,780
Bank of Tokyo-Mitsubishi UFJ Ltd.
2.600%, 1/22/13§	1,500,000	1,526,859
Barclays Bank plc
2.375%, 1/13/14	1,000,000	978,000
5.200%, 7/10/14	500,000	511,340
5.000%, 9/22/16	500,000	501,122
6.750%, 5/22/19	400,000	432,140
5.125%, 1/8/20	1,200,000	1,175,954
5.926%, 9/29/49(l)§	225,000	166,500
BB&T Corp.
3.375%, 9/25/13	400,000	414,409
2.050%, 4/28/14	300,000	303,139
3.200%, 3/15/16	500,000	510,683
3.950%, 4/29/16	200,000	211,482
5.250%, 11/1/19	300,000	326,983
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14	200,000	187,427
BNP Paribas
3.250%, 3/11/15	1,250,000	1,214,788
5.000%, 1/15/21	1,000,000	979,015
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12	300,000	295,478
Canadian Imperial Bank of Commerce
2.000%, 2/4/13§	14,700,000	14,918,413
1.450%, 9/13/13	300,000	301,755
2.350%, 12/11/15	400,000	405,135
Comerica Bank
5.750%, 11/21/16	500,000	557,382
Commonwealth Bank of Australia
0.666%, 7/12/13(l)§	12,800,000	12,793,600
Credit Agricole
0.606%, 2/2/12(l)§	1,200,000	1,185,830
Credit Suisse AG/New York
5.000%, 5/15/13	2,000,000	2,067,056
2.200%, 1/14/14	150,000	148,667
5.500%, 5/1/14	300,000	317,144
5.300%, 8/13/19	250,000	252,574
5.400%, 1/14/20	1,380,000	1,325,778
4.375%, 8/5/20	1,000,000	967,677
Dexia Credit Local S.A.
0.496%, 1/12/12(l)§	1,500,000	1,499,636
Dexia Credit Local S.A./New York
0.731%, 3/5/13(l)§	10,000,000	9,973,740
Discover Bank/Delaware
8.700%, 11/18/19	500,000	571,273
DnB NOR Boligkreditt
2.100%, 10/14/15§	6,390,000	6,466,923
Fifth Third Bancorp
3.625%, 1/25/16	750,000	762,458
5.450%, 1/15/17	250,000	265,757

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Fifth Third Capital Trust IV
6.500%, 4/15/37(l)		$250,000	$237,525
First Horizon National Corp.
5.375%, 12/15/15		400,000	404,857
HBOS plc
6.750%, 5/21/18§		1,400,000	1,193,587
HSBC Bank plc
3.100%, 5/24/16§		1,070,000	1,063,766
HSBC Bank S.A./Brasil
4.000%, 5/11/16§		2,150,000	2,101,625
HSBC Bank USA/New York
4.875%, 8/24/20		1,000,000	937,864
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/29/49(l)§		550,000	486,208
HSBC Holdings plc
5.100%, 4/5/21		900,000	926,775
Huntington BancShares, Inc.
7.000%, 12/15/20		25,000	28,296
ICICI Bank Ltd./Bahrain
6.625%, 10/3/12§		550,000	563,475
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		2,555,000	2,754,037
6.000%, 10/1/17		6,360,000	6,686,300
KeyBank N.A./Ohio
7.413%, 5/6/15		400,000	438,321
KeyCorp
6.500%, 5/14/13		500,000	533,334
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13		2,500,000	2,542,535
3.250%, 3/15/13		2,705,000	2,810,311
1.375%, 7/15/13		1,045,000	1,059,968
4.000%, 10/15/13		500,000	533,754
1.375%, 1/13/14		1,500,000	1,523,188
3.500%, 3/10/14		1,000,000	1,068,161
2.625%, 3/3/15		500,000	528,942
1.250%, 10/26/15		1,000,000	1,005,932
2.625%, 2/16/16		2,000,000	2,127,128
5.125%, 3/14/16		900,000	1,055,113
2.000%, 6/1/16		935,000	970,560
4.875%, 1/17/17		2,724,000	3,200,313
4.500%, 7/16/18		500,000	587,438
4.875%, 6/17/19		500,000	601,033
4.000%, 1/27/20		1,500,000	1,712,918
2.750%, 9/8/20		1,000,000	1,036,276
6.250%, 5/19/21	AUD	6,200,000	6,444,279
Landwirtschaftliche Rentenbank
3.125%, 7/15/15		$1,000,000	1,074,028
2.500%, 2/15/16		1,000,000	1,053,093
Lloyds TSB Bank plc
1.246%, 4/2/12(l)§		3,800,000	3,817,533
4.875%, 1/21/16		600,000	591,448
6.375%, 1/21/21		600,000	591,555
M&I Marshall & Ilsley Bank
4.850%, 6/16/15		250,000	271,187
Mellon Funding Corp.
5.000%, 12/1/14		500,000	536,773
National Australia Bank Ltd.
5.350%, 6/12/13§		9,100,000	9,617,654
NIBC Bank N.V.
2.800%, 12/2/14§		8,900,000	9,323,560
Nordea Bank AB
1.149%, 1/14/14(l)§		10,400,000	10,448,838
Oesterreichische Kontrollbank AG
1.375%, 1/21/14		1,000,000	1,014,269
4.875%, 2/16/16		1,000,000	1,149,212
PNC Bank N.A.
4.875%, 9/21/17		1,250,000	1,317,103
PNC Funding Corp.
3.625%, 2/8/15		1,100,000	1,153,912
2.700%, 9/19/16		300,000	300,025
5.625%, 2/1/17		500,000	542,864
5.125%, 2/8/20		100,000	110,687
4.375%, 8/11/20		200,000	207,378
Rabobank Nederland N.V.
1.850%, 1/10/14		1,000,000	1,011,014
11.000%, 12/29/49(l)§		624,000	750,360
Regions Bank/Alabama
7.500%, 5/15/18		3,700,000	3,658,375
Royal Bank of Canada
2.100%, 7/29/13		700,000	717,862
3.125%, 4/14/15§		1,371,000	1,454,580
2.625%, 12/15/15		500,000	517,038
2.300%, 7/20/16		450,000	454,938
Royal Bank of Scotland Group plc
0.579%, 3/30/12(l)§		17,900,000	17,910,167
1.153%, 4/23/12(l)		1,000,000	1,004,442
5.000%, 10/1/14		1,000,000	931,170
5.050%, 1/8/15		2,100,000	1,951,035
6.400%, 10/21/19		375,000	358,485
Royal Bank of Scotland plc
0.902%, 12/2/11(l)		7,700,000	7,707,315
2.723%, 8/23/13(l)		7,600,000	7,574,365
3.400%, 8/23/13		500,000	497,695
3.250%, 1/11/14		500,000	484,789
3.950%, 9/21/15		500,000	470,230
4.375%, 3/16/16		400,000	382,478
5.625%, 8/24/20		800,000	772,681
Sberbank (SB Capital S.A.)
5.499%, 7/7/15		2,250,000	2,216,250
Sparebanken 1 Boligkredit
1.250%, 10/25/13§		2,510,000	2,520,994
SunTrust Banks, Inc./Georgia
7.250%, 3/15/18		500,000	581,383
SVB Financial Group
5.375%, 9/15/20		80,000	83,146
Svenska Handelsbanken AB
1.343%, 9/14/12(l)§		1,400,000	1,409,654
3.125%, 7/12/16		500,000	502,788
Toronto-Dominion Bank
2.200%, 7/29/15§		7,500,000	7,733,573
2.500%, 7/14/16		500,000	513,210
U.S. Bancorp
4.200%, 5/15/14		1,000,000	1,073,187
2.450%, 7/27/15		500,000	513,067
U.S. Bank N.A./Ohio
4.950%, 10/30/14		1,000,000	1,088,385
UBS AG/Connecticut
1.403%, 2/23/12(l)		1,300,000	1,303,426
2.250%, 8/12/13		3,400,000	3,339,038
1.253%, 1/28/14(l)		700,000	691,262
3.875%, 1/15/15		1,000,000	995,789
5.875%, 7/15/16		500,000	514,965
5.875%, 12/20/17		700,000	720,322
5.750%, 4/25/18		1,600,000	1,645,797
4.875%, 8/4/20		1,090,000	1,049,554
UFJ Finance Aruba AEC
6.750%, 7/15/13		1,310,000	1,407,725
Union Bank N.A.
2.125%, 12/16/13		450,000	454,064

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Wachovia Bank N.A.
4.875%, 2/1/15	$1,250,000	$1,315,922
Wachovia Corp.
5.700%, 8/1/13	1,000,000	1,069,502
5.625%, 10/15/16	1,000,000	1,080,993
5.750%, 2/1/18	700,000	788,682
Wells Fargo & Co.
5.250%, 10/23/12	1,335,000	1,391,691
4.950%, 10/16/13	1,000,000	1,056,890
3.750%, 10/1/14	600,000	633,574
5.625%, 12/11/17	765,000	865,172
4.600%, 4/1/21	750,000	801,679
Wells Fargo Bank N.A.
5.750%, 5/16/16	1,500,000	1,616,865
Wells Fargo Capital XIII
7.700%, 12/29/49(l)	500,000	500,000
Wells Fargo Capital XV
9.750%, 9/29/49(l)	250,000	248,625
Westpac Banking Corp.
2.250%, 11/19/12	200,000	202,660
2.100%, 8/2/13	500,000	507,151
2.900%, 9/10/14§	300,000	317,949
4.200%, 2/27/15	400,000	419,354
3.000%, 8/4/15	1,300,000	1,323,672
4.875%, 11/19/19	500,000	523,772
Westpac Securities NZ Ltd.
3.450%, 7/28/14§	12,900,000	13,848,898
Zions Bancorp
7.750%, 9/23/14	250,000	263,555

		299,823,386

Consumer Finance (2.5%)
Ally Financial, Inc.
6.000%, 12/15/11	700,000	702,625
7.000%, 2/1/12	1,641,000	1,651,256
6.875%, 8/28/12	1,000,000	1,018,750
1.750%, 10/30/12	500,000	507,768
2.200%, 12/19/12	1,200,000	1,226,476
3.478%, 2/11/14(l)	4,000,000	3,676,084
8.300%, 2/12/15	600,000	593,250
American Express Co.
4.875%, 7/15/13	1,000,000	1,050,226
7.250%, 5/20/14	3,250,000	3,683,401
6.150%, 8/28/17	1,000,000	1,143,035
7.000%, 3/19/18	8,718,000	10,313,629
8.125%, 5/20/19	250,000	315,528
American Express Credit Corp.
5.125%, 8/25/14	500,000	541,175
2.750%, 9/15/15	1,000,000	1,004,908
2.800%, 9/19/16	300,000	298,512
Capital One Bank USA N.A.
6.500%, 6/13/13	1,000,000	1,067,178
8.800%, 7/15/19	313,000	368,750
Capital One Financial Corp.
7.375%, 5/23/14	125,000	139,624
2.125%, 7/15/14	100,000	99,003
3.150%, 7/15/16	4,385,000	4,341,097
4.750%, 7/15/21	1,770,000	1,772,912
Discover Financial Services
6.450%, 6/12/17	200,000	208,181
Ford Motor Credit Co. LLC
7.250%, 10/25/11	7,500,000	7,509,360
7.800%, 6/1/12	1,800,000	1,844,858
7.500%, 8/1/12	3,000,000	3,059,634
HSBC Finance Corp.
0.523%, 4/24/12(l)	2,000,000	1,988,824
0.600%, 7/19/12(l)	10,000,000	9,910,650
0.697%, 9/14/12(l)	13,850,000	13,648,856
6.375%, 11/27/12	4,675,000	4,845,404
4.750%, 7/15/13	1,000,000	1,033,830
0.499%, 1/15/14(l)	4,200,000	3,960,356
5.000%, 6/30/15	685,000	706,160
0.756%, 6/1/16(l)	500,000	445,767
6.676%, 1/15/21§	1,000,000	982,822
PACCAR Financial Corp.
1.950%, 12/17/12	200,000	202,058
1.550%, 9/29/14	250,000	249,869
SLM Corp.
5.000%, 10/1/13	500,000	489,439
0.553%, 1/27/14(l)	885,000	812,346
6.250%, 1/25/16	2,073,000	2,034,720
8.000%, 3/25/20	1,100,000	1,085,917
Toyota Motor Credit Corp.
1.375%, 8/12/13	150,000	151,156
3.200%, 6/17/15	100,000	104,922
2.800%, 1/11/16	400,000	408,600
2.000%, 9/15/16	300,000	298,625
4.500%, 6/17/20	100,000	109,657
4.250%, 1/11/21	350,000	379,313
3.400%, 9/15/21	300,000	302,572
Volkswagen International Finance N.V.
4.000%, 8/12/20§	5,000,000	5,037,675

		97,326,758

Diversified Financial Services (5.2%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	2,380,000	2,522,343
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	3,860,000	3,781,723
Bank of America Corp.
4.750%, 8/15/13	970,000	965,956
7.375%, 5/15/14	1,500,000	1,546,548
0.677%, 9/15/14(l)	1,450,000	1,240,569
4.500%, 4/1/15	1,500,000	1,421,616
6.500%, 8/1/16	1,000,000	993,046
5.625%, 10/14/16	1,390,000	1,335,779
5.625%, 7/1/20	2,985,000	2,749,370
Bank of America N.A.
5.300%, 3/15/17	500,000	451,580
Boeing Capital Corp.
3.250%, 10/27/14	1,000,000	1,060,869
2.125%, 8/15/16	150,000	151,781
BP Capital Markets plc
2.750%, 2/27/12	2,000,000	2,017,694
5.250%, 11/7/13	2,450,000	2,638,001
3.625%, 5/8/14	2,050,000	2,151,856
3.875%, 3/10/15	650,000	689,141
3.125%, 10/1/15	6,400,000	6,612,992
3.200%, 3/11/16	750,000	781,895
4.750%, 3/10/19	300,000	331,406
4.500%, 10/1/20	7,800,000	8,448,406
Cantor Fitzgerald LP
7.875%, 10/15/19§	900,000	923,968
Caterpillar Financial Services Corp.
4.250%, 2/8/13	842,000	879,594
2.000%, 4/5/13	100,000	101,254
1.550%, 12/20/13	200,000	202,554
1.375%, 5/20/14	140,000	140,783
2.750%, 6/24/15	1,000,000	1,041,426
7.150%, 2/15/19	800,000	1,028,283
CDP Financial, Inc.
3.000%, 11/25/14§	3,345,000	3,496,358

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Citigroup Funding, Inc.
1.875%, 10/22/12		$500,000	$507,899
1.875%, 11/15/12		1,000,000	1,017,075
2.250%, 12/10/12		1,500,000	1,532,754
Citigroup, Inc.
5.500%, 4/11/13		7,100,000	7,307,505
6.500%, 8/19/13		1,500,000	1,578,444
6.000%, 12/13/13		700,000	735,258
6.375%, 8/12/14		1,000,000	1,058,719
5.000%, 9/15/14		1,945,000	1,907,576
4.750%, 5/19/15		3,655,000	3,745,436
4.587%, 12/15/15		5,800,000	5,955,220
3.953%, 6/15/16		500,000	498,811
5.500%, 2/15/17		500,000	497,719
6.000%, 8/15/17		580,000	615,516
1.986%, 5/15/18(l)		14,140,000	13,007,881
6.125%, 5/15/18		2,000,000	2,145,208
8.500%, 5/22/19		1,500,000	1,811,730
5.375%, 8/9/20		315,000	326,345
CME Group, Inc.
5.750%, 2/15/14		500,000	549,129
Credit Suisse FB USA, Inc.
5.125%, 8/15/15		2,000,000	2,109,828
Crown Castle Towers LLC
6.113%, 1/15/20§		2,495,000	2,804,378
DanFin Funding Ltd.
0.950%, 7/16/13(l)§		6,000,000	5,997,750
General Electric Capital Corp.
0.366%, 4/10/12(l)		3,665,000	3,666,763
5.250%, 10/19/12		1,500,000	1,568,010
2.125%, 12/21/12		3,185,000	3,254,274
2.625%, 12/28/12		1,000,000	1,028,233
2.800%, 1/8/13		1,500,000	1,525,821
1.875%, 9/16/13		1,500,000	1,506,895
5.900%, 5/13/14		1,000,000	1,093,224
3.750%, 11/14/14		1,000,000	1,043,913
3.500%, 6/29/15		1,500,000	1,549,425
5.400%, 2/15/17		2,308,000	2,516,085
6.000%, 8/7/19		3,000,000	3,376,932
5.300%, 2/11/21		1,140,000	1,182,637
5.500%, 9/15/67(l)§	EUR	6,200,000	6,645,160
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)		$700,000	831,875
John Deere Capital Corp.
5.250%, 10/1/12		200,000	208,992
4.500%, 4/3/13		500,000	528,167
1.875%, 6/17/13		500,000	509,192
2.800%, 9/18/17		500,000	510,248
5.750%, 9/10/18		300,000	364,280
3.900%, 7/12/21		100,000	107,938
JPMorgan Chase & Co.
2.125%, 12/26/12		1,000,000	1,021,875
4.650%, 6/1/14		1,250,000	1,323,293
5.125%, 9/15/14		2,000,000	2,106,292
3.700%, 1/20/15		1,100,000	1,127,124
4.750%, 3/1/15		1,000,000	1,059,223
3.450%, 3/1/16		1,500,000	1,506,186
3.150%, 7/5/16		12,666,000	12,583,747
6.000%, 1/15/18		2,174,000	2,421,036
6.300%, 4/23/19		1,000,000	1,131,329
4.400%, 7/22/20		1,000,000	1,011,738
4.625%, 5/10/21		2,030,000	2,075,261
NASDAQ OMX Group, Inc.
4.000%, 1/15/15		100,000	101,911
5.250%, 1/16/18		60,000	63,520
5.550%, 1/15/20		200,000	200,270
National Credit Union Administration Guaranteed Notes Series A3
2.350%, 6/12/17		200,000	208,398
National Rural Utilities Cooperative Finance Corp.
3.050%, 3/1/16		1,000,000	1,046,297
5.450%, 2/1/18		500,000	575,389
Nile Finance Ltd.
5.250%, 8/5/15(m)		1,500,000	1,526,250
Northern Rock Asset Management plc
5.625%, 6/22/17§		450,000	475,294
Novus USA Trust
1.543%, 11/18/11(l)§		1,420,000	1,410,354
ORIX Corp.
4.710%, 4/27/15		500,000	518,418
Private Export Funding Corp.
4.550%, 5/15/15		200,000	224,840
4.950%, 11/15/15		200,000	230,260
RZD Capital Ltd.
5.739%, 4/3/17		200,000	198,944
SSIF Nevada LP
0.949%, 4/14/14(l)§		15,700,000	15,699,607
TECO Finance, Inc.
4.000%, 3/15/16		65,000	68,522
5.150%, 3/15/20		300,000	329,515
TNK-BP Finance S.A.
7.500%, 3/13/13(m)		800,000	824,000
6.250%, 2/2/15(m)		600,000	604,500
7.500%, 7/18/16(m)		2,000,000	2,075,240
6.625%, 3/20/17(m)		1,100,000	1,091,750
7.875%, 3/13/18(m)		1,300,000	1,352,000
Transneft OJSC (TransCapitalInvest Ltd.)
8.700%, 8/7/18(m)		900,000	1,041,750
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)		250,000	185,625
Unilever Capital Corp.
2.750%, 2/10/16		100,000	105,639
4.800%, 2/15/19		500,000	581,688
4.250%, 2/10/21		100,000	113,717
Waha Aerospace B.V.
3.925%, 7/28/20§		8,910,000	9,155,025
Woodside Finance Ltd.
4.600%, 5/10/21§		315,000	325,410
XTRA Finance Corp.
5.150%, 4/1/17		250,000	281,351

			206,417,624

Insurance (2.0%)
ACE INA Holdings, Inc.
5.600%, 5/15/15		250,000	279,733
2.600%, 11/23/15		200,000	202,287
5.900%, 6/15/19		300,000	349,988
Aegon N.V.
4.625%, 12/1/15		300,000	306,690
Aflac, Inc.
3.450%, 8/15/15		100,000	102,184
8.500%, 5/15/19		150,000	182,587
Alleghany Corp.
5.625%, 9/15/20		100,000	105,880
Allstate Corp.
7.500%, 6/15/13		250,000	272,768
6.200%, 5/16/14		200,000	223,084
7.450%, 5/16/19		300,000	366,723
American Financial Group, Inc./Ohio
9.875%, 6/15/19		250,000	309,175

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
American International Group, Inc.
0.451%, 3/20/12(l)	$1,000,000	$995,359
4.250%, 9/15/14	300,000	291,761
5.050%, 10/1/15	1,000,000	978,551
4.875%, 9/15/16	300,000	287,609
5.600%, 10/18/16	1,000,000	989,288
5.450%, 5/18/17	1,000,000	957,575
5.850%, 1/16/18	500,000	495,350
8.250%, 8/15/18	1,200,000	1,330,136
6.400%, 12/15/20	750,000	764,093
8.175%, 5/15/58(l)	17,500,000	15,443,750
Aon Corp.
3.500%, 9/30/15	250,000	258,007
3.125%, 5/27/16	150,000	150,041
5.000%, 9/30/20	250,000	270,913
Axis Specialty Finance LLC
5.875%, 6/1/20	250,000	256,401
Berkshire Hathaway Finance Corp.
4.750%, 5/15/12	2,728,000	2,797,463
5.000%, 8/15/13	600,000	644,090
1.500%, 1/10/14	100,000	101,301
4.850%, 1/15/15	400,000	442,316
4.250%, 1/15/21	500,000	524,693
Berkshire Hathaway, Inc.
2.125%, 2/11/13	500,000	508,103
3.200%, 2/11/15	500,000	525,686
Chubb Corp.
5.750%, 5/15/18	250,000	294,089
6.375%, 3/29/67(l)	500,000	484,375
CNA Financial Corp.
7.350%, 11/15/19	120,000	132,887
5.875%, 8/15/20	500,000	513,749
Delphi Financial Group, Inc.
7.875%, 1/31/20	50,000	57,376
Fairfax Financial Holdings Ltd.
5.800%, 5/15/21§	925,000	880,567
Genworth Financial, Inc.
8.625%, 12/15/16	200,000	197,317
7.700%, 6/15/20	500,000	440,673
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	500,000	502,977
6.000%, 1/15/19	515,000	517,412
5.500%, 3/30/20	300,000	292,504
HCC Insurance Holdings, Inc.
6.300%, 11/15/19	100,000	111,624
Lincoln National Corp.
8.750%, 7/1/19	350,000	414,844
6.250%, 2/15/20	150,000	157,672
4.850%, 6/24/21	80,000	77,122
7.000%, 6/15/40	585,000	603,361
6.050%, 4/20/67(l)	907,000	734,670
Manulife Financial Corp.
3.400%, 9/17/15	1,230,000	1,251,494
Markel Corp.
7.125%, 9/30/19	100,000	113,301
5.350%, 6/1/21	100,000	102,049
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	375,000	417,712
4.800%, 7/15/21	200,000	209,691
MetLife, Inc.
2.375%, 2/6/14	800,000	813,894
6.750%, 6/1/16	800,000	920,100
4.750%, 2/8/21	500,000	520,336
Metropolitan Life Global Funding I
2.875%, 9/17/12§	1,725,000	1,752,341
2.500%, 1/11/13§	4,470,000	4,517,516
5.125%, 4/10/13§	900,000	944,656
5.125%, 6/10/14§	775,000	837,050
Monumental Global Funding III
0.423%, 1/25/13(l)§	2,900,000	2,873,967
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	200,000	207,968
Principal Financial Group, Inc.
8.875%, 5/15/19	200,000	254,691
Principal Life Income Funding Trusts
5.300%, 12/14/12	400,000	418,588
Progressive Corp.
3.750%, 8/23/21	125,000	127,504
Protective Life Corp.
7.375%, 10/15/19	500,000	545,675
Prudential Financial, Inc.
2.750%, 1/14/13	150,000	151,323
4.500%, 7/15/13	819,000	849,981
3.875%, 1/14/15	65,000	66,437
6.200%, 1/15/15	45,000	49,393
4.750%, 9/17/15	1,695,000	1,769,446
6.000%, 12/1/17	1,244,000	1,318,712
5.375%, 6/21/20	1,470,000	1,542,508
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	113,501
5.000%, 6/1/21	60,000	62,910
Sun Life Financial Global Funding LP
0.496%, 10/6/13(l)§	9,300,000	9,235,514
Torchmark Corp.
9.250%, 6/15/19	100,000	126,653
Travelers Cos., Inc.
5.500%, 12/1/15	500,000	560,981
5.800%, 5/15/18	500,000	575,990
Unum Group
5.625%, 9/15/20	7,550,000	8,316,740
Willis North America, Inc.
5.625%, 7/15/15	665,000	722,956

		80,418,382

Real Estate Investment Trusts (REITs) (0.5%)
AvalonBay Communities, Inc.
5.700%, 3/15/17	150,000	168,454
Boston Properties LP
5.875%, 10/15/19	300,000	329,268
Brandywine Operating Partnership LP
4.950%, 4/15/18	100,000	96,606
Camden Property Trust
4.625%, 6/15/21	200,000	198,858
CommonWealth REIT
6.650%, 1/15/18	100,000	111,032
Digital Realty Trust LP
4.500%, 7/15/15	100,000	102,055
Duke Realty LP
6.250%, 5/15/13	500,000	522,104
6.750%, 3/15/20	250,000	259,620
Entertainment Properties Trust
7.750%, 7/15/20	100,000	107,000
Equity One, Inc.
6.250%, 12/15/14	100,000	105,700
ERP Operating LP
5.125%, 3/15/16	500,000	536,399
4.750%, 7/15/20	500,000	520,819
HCP, Inc.
2.700%, 2/1/14	120,000	118,220
3.750%, 2/1/16	555,000	548,478
6.000%, 1/30/17	300,000	315,867

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
5.375%, 2/1/21		$1,065,000	$1,068,554
Health Care REIT, Inc.
4.700%, 9/15/17		500,000	501,323
6.125%, 4/15/20		145,000	151,221
Healthcare Realty Trust, Inc.
6.500%, 1/17/17		200,000	215,896
Hospitality Properties Trust
7.875%, 8/15/14		1,100,000	1,193,980
5.625%, 3/15/17		250,000	253,814
Kilroy Realty LP
5.000%, 11/3/15		100,000	103,809
4.800%, 7/15/18		175,000	168,819
Kimco Realty Corp.
6.875%, 10/1/19		100,000	114,147
Liberty Property LP
4.750%, 10/1/20		200,000	201,046
Mack-Cali Realty LP
7.750%, 8/15/19		250,000	296,395
Realty Income Corp.
5.750%, 1/15/21		500,000	554,629
Senior Housing Properties Trust
4.300%, 1/15/16		100,000	99,809
Simon Property Group LP
4.200%, 2/1/15		135,000	142,455
5.100%, 6/15/15		658,000	708,868
5.650%, 2/1/20		1,000,000	1,096,621
4.375%, 3/1/21		7,600,000	7,721,121
UDR, Inc.
4.250%, 6/1/18		200,000	204,436
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15		100,000	98,842
6.750%, 4/1/17		760,000	791,719

			19,727,984

Real Estate Management & Development (0.0%)
ProLogis LP
7.625%, 8/15/14		150,000	163,416
6.250%, 3/15/17		100,000	104,640
7.375%, 10/30/19		300,000	324,510
6.875%, 3/15/20		8,000	8,346

			600,912

Thrifts & Mortgage Finance (1.5%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14		200,000	188,464
3.875%, 11/10/14§		5,200,000	4,993,144
4.000%, 4/27/16		300,000	276,942
Cie de Financement Foncier
2.125%, 4/22/13§		6,300,000	6,311,120
Nykredit Realkredit A/S
4.000%, 1/1/12	DKK	88,000,000	15,932,619
Realkredit Danmark A/S
2.000%, 1/1/12		100,000,000	18,025,979
Santander Holdings USA, Inc.
4.625%, 4/19/16		$500,000	481,693
Stadshypotek AB
0.919%, 9/30/13(l)§		10,000,000	9,988,240
U.S. Central Federal Credit Union
1.900%, 10/19/12		500,000	508,691
Western Corporate Federal Credit Union
1.750%, 11/2/12		200,000	203,036

			56,909,928

Total Financials			899,139,339

Health Care (1.8%)
Biotechnology (0.2%)
Amgen, Inc.
2.300%, 6/15/16		185,000	189,413
5.850%, 6/1/17		500,000	595,715
6.150%, 6/1/18		330,000	401,205
4.500%, 3/15/20		50,000	55,763
3.450%, 10/1/20		6,700,000	6,905,040
4.100%, 6/15/21		300,000	322,914
Biogen Idec, Inc.
6.875%, 3/1/18		100,000	122,505
Celgene Corp.
3.950%, 10/15/20		200,000	202,609
Genentech, Inc.
4.750%, 7/15/15		350,000	392,728
Gilead Sciences, Inc.
4.500%, 4/1/21		300,000	323,340

			9,511,232

Health Care Equipment & Supplies (0.4%)
Baxter International, Inc.
4.000%, 3/1/14		500,000	535,338
5.900%, 9/1/16		300,000	354,435
4.250%, 3/15/20		300,000	327,107
Becton Dickinson and Co.
3.250%, 11/12/20		500,000	511,969
Boston Scientific Corp.
4.500%, 1/15/15		775,000	809,818
6.400%, 6/15/16		4,085,000	4,565,739
5.125%, 1/12/17		960,000	1,031,172
6.000%, 1/15/20		250,000	280,281
C.R. Bard, Inc.
2.875%, 1/15/16		100,000	103,994
4.400%, 1/15/21		65,000	72,442
CareFusion Corp.
5.125%, 8/1/14		130,000	141,551
6.375%, 8/1/19		1,250,000	1,495,117
Covidien International Finance S.A.
1.875%, 6/15/13		200,000	202,817
2.800%, 6/15/15		500,000	518,369
4.200%, 6/15/20		200,000	216,996
DENTSPLY International, Inc.
2.750%, 8/15/16		55,000	55,379
4.125%, 8/15/21		100,000	104,582
Medtronic, Inc.
3.000%, 3/15/15		300,000	317,620
4.450%, 3/15/20		500,000	566,154
St. Jude Medical, Inc.
3.750%, 7/15/14		300,000	319,938
Stryker Corp.
3.000%, 1/15/15		100,000	105,443
2.000%, 9/30/16		315,000	316,519
4.375%, 1/15/20		100,000	109,947
Zimmer Holdings, Inc.
4.625%, 11/30/19		400,000	441,874

			13,504,601

Health Care Providers & Services (0.6%)
Aetna, Inc.
3.950%, 9/1/20		500,000	516,765
AmerisourceBergen Corp.
4.875%, 11/15/19		350,000	392,429
Cardinal Health, Inc.
4.000%, 6/15/15		500,000	536,391
5.800%, 10/15/16		150,000	172,805
4.625%, 12/15/20		100,000	108,546

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
CIGNA Corp.
5.125%, 6/15/20	$215,000	$233,788
4.375%, 12/15/20	500,000	522,584
Coventry Health Care, Inc.
5.450%, 6/15/21	155,000	167,364
Express Scripts, Inc.
6.250%, 6/15/14	135,000	148,596
3.125%, 5/15/16	600,000	605,825
7.250%, 6/15/19	80,000	98,091
Fresenius Medical Care U.S. Finance, Inc.
1.744%, 3/31/13	6,527,929	6,419,814
HCA, Inc.
2.553%, 11/17/13(l)	3,500,000	3,388,875
2.746%, 5/1/18	2,962,500	2,750,498
7.250%, 9/15/20	2,300,000	2,323,000
Humana, Inc.
7.200%, 6/15/18	300,000	355,328
Laboratory Corp. of America Holdings
4.625%, 11/15/20	500,000	534,759
McKesson Corp.
6.500%, 2/15/14	300,000	335,272
4.750%, 3/1/21	500,000	565,627
Medco Health Solutions, Inc.
2.750%, 9/15/15	500,000	502,828
7.125%, 3/15/18	250,000	303,030
Quest Diagnostics, Inc.
6.400%, 7/1/17	200,000	236,195
4.750%, 1/30/20	60,000	64,127
UnitedHealth Group, Inc.
4.875%, 2/15/13	400,000	419,760
4.700%, 2/15/21	1,000,000	1,103,613
WellPoint, Inc.
4.350%, 8/15/20	1,000,000	1,058,144

		23,864,054

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
4.450%, 9/14/12	2,000,000	2,056,610
2.500%, 7/15/13	300,000	304,266
6.500%, 11/1/17	200,000	234,014
5.000%, 7/15/20	300,000	323,665
Life Technologies Corp.
4.400%, 3/1/15	300,000	314,505
6.000%, 3/1/20	1,055,000	1,167,956
5.000%, 1/15/21	167,000	172,906
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	500,000	514,116
3.200%, 3/1/16	500,000	525,219

		5,613,257

Pharmaceuticals (0.5%)
Abbott Laboratories, Inc.
5.150%, 11/30/12	300,000	316,429
2.700%, 5/27/15	500,000	524,869
5.600%, 11/30/17	1,000,000	1,188,416
4.125%, 5/27/20	500,000	553,453
Allergan, Inc.
3.375%, 9/15/20	400,000	410,800
AstraZeneca plc
5.900%, 9/15/17	750,000	896,071
Bristol-Myers Squibb Co.
5.450%, 5/1/18	400,000	477,841
Eli Lilly and Co.
5.200%, 3/15/17	600,000	696,285
GlaxoSmithKline Capital, Inc.
5.650%, 5/15/18	1,500,000	1,813,878
Hospira, Inc.
6.400%, 5/15/15	515,000	583,009
Johnson & Johnson
1.200%, 5/15/14	500,000	507,134
2.150%, 5/15/16	250,000	258,026
5.550%, 8/15/17	500,000	601,436
2.950%, 9/1/20	200,000	211,603
3.550%, 5/15/21	100,000	110,559
Merck & Co., Inc.
5.300%, 12/1/13	1,000,000	1,094,295
6.000%, 9/15/17	350,000	426,602
5.000%, 6/30/19	500,000	594,065
Novartis Capital Corp.
1.900%, 4/24/13	340,000	346,959
4.125%, 2/10/14	300,000	322,578
2.900%, 4/24/15	750,000	793,730
Novartis Securities Investment Ltd.
5.125%, 2/10/19	800,000	944,363
Pfizer, Inc.
4.500%, 2/15/14	250,000	271,696
5.350%, 3/15/15	1,000,000	1,139,287
6.200%, 3/15/19	1,000,000	1,253,137
Sanofi S.A.
1.625%, 3/28/14	200,000	203,340
1.200%, 9/30/14	250,000	250,454
2.625%, 3/29/16	500,000	517,296
4.000%, 3/29/21	500,000	542,376
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	268,000	306,624
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	400,000	419,300
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	125,000	135,309
6.125%, 8/15/19	130,000	153,484
Wyeth
5.500%, 2/15/16	652,000	750,130

		19,614,834

Total Health Care		72,107,978

Industrials (1.3%)
Aerospace & Defense (0.2%)
Boeing Co.
3.500%, 2/15/15	100,000	107,252
6.000%, 3/15/19	500,000	607,284
4.875%, 2/15/20	55,000	62,758
Embraer Overseas Ltd.
6.375%, 1/15/20	350,000	379,750
General Dynamics Corp.
5.250%, 2/1/14	600,000	659,489
Goodrich Corp.
6.125%, 3/1/19	200,000	240,809
4.875%, 3/1/20	100,000	112,822
Honeywell International, Inc.
5.300%, 3/1/18	500,000	587,944
4.250%, 3/1/21	500,000	554,859
ITT Corp.
4.900%, 5/1/14	220,000	240,510
L-3 Communications Corp.
4.950%, 2/15/21	700,000	730,444
Lockheed Martin Corp.
4.121%, 3/14/13	658,000	691,558
2.125%, 9/15/16	250,000	248,566
3.350%, 9/15/21	250,000	247,531

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Northrop Grumman Corp.
3.700%, 8/1/14	$560,000	$594,423
Raytheon Co.
4.400%, 2/15/20	600,000	651,149
Rockwell Collins, Inc.
5.250%, 7/15/19	50,000	58,510
Textron, Inc.
4.625%, 9/21/16	100,000	101,223
7.250%, 10/1/19	200,000	224,054
5.950%, 9/21/21	100,000	104,600
United Technologies Corp.
4.875%, 5/1/15	500,000	560,925
6.125%, 2/1/19	500,000	613,138
4.500%, 4/15/20	300,000	332,969
Xylem, Inc.
3.550%, 9/20/16§	250,000	254,233

		8,966,800

Air Freight & Logistics (0.1%)
FedEx Corp.
8.000%, 1/15/19	250,000	326,243
United Parcel Service, Inc.
3.875%, 4/1/14	1,000,000	1,073,879
3.125%, 1/15/21	700,000	730,811

		2,130,933

Airlines (0.3%)
Continental Airlines, Inc., Class B
9.000%, 7/8/16	228,016	248,537
6.000%, 1/12/19	3,000,000	2,775,000
Delta Air Lines, Inc.
4.950%, 5/23/19	492,839	477,872
7.750%, 12/17/19	186,966	196,782
Southwest Airlines Co.
10.500%, 12/15/11§	7,000,000	7,116,011
UAL Pass Through Trust, Class 2009-2A
9.750%, 1/15/17	444,671	486,915

		11,301,117

Building Products (0.0%)
CRH America, Inc.
6.000%, 9/30/16	500,000	535,511
5.750%, 1/15/21	500,000	515,242
Owens Corning, Inc.
9.000%, 6/15/19	300,000	354,205

		1,404,958

Commercial Services & Supplies (0.1%)
Allied Waste North America, Inc.
6.875%, 6/1/17	350,000	374,063
Avery Dennison Corp.
5.375%, 4/15/20	100,000	101,687
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16	500,000	559,595
Cornell University
5.450%, 2/1/19	200,000	239,162
Dartmouth College
4.750%, 6/1/19	50,000	57,007
Pitney Bowes, Inc.
3.875%, 6/15/13	500,000	518,045
5.750%, 9/15/17	400,000	410,126
Republic Services, Inc.
3.800%, 5/15/18	150,000	155,974
5.500%, 9/15/19	398,000	454,324
Vanderbilt University
5.250%, 4/1/19	500,000	583,710
Waste Management, Inc.
6.375%, 11/15/12	700,000	741,300
7.375%, 3/11/19	200,000	250,660
4.750%, 6/30/20	100,000	108,721
Yale University
2.900%, 10/15/14	500,000	530,420

		5,084,794

Electrical Equipment (0.1%)
Emerson Electric Co.
5.625%, 11/15/13	500,000	547,109
4.875%, 10/15/19	500,000	580,440
Roper Industries, Inc.
6.625%, 8/15/13	300,000	324,904

		1,452,453

Industrial Conglomerates (0.2%)
3M Co.
4.375%, 8/15/13	350,000	375,316
1.375%, 9/29/16	250,000	248,648
Acuity Brands Lighting, Inc.
6.000%, 12/15/19	100,000	108,198
Cooper U.S., Inc.
2.375%, 1/15/16	300,000	303,368
3.875%, 12/15/20	200,000	212,673
Danaher Corp.
1.300%, 6/23/14	90,000	91,041
2.300%, 6/23/16	150,000	153,663
5.400%, 3/1/19	500,000	600,154
3.900%, 6/23/21	150,000	161,334
General Electric Co.
5.000%, 2/1/13	1,300,000	1,361,529
5.250%, 12/6/17	1,000,000	1,111,064
Harsco Corp.
2.700%, 10/15/15	250,000	254,327
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 8/15/13	300,000	323,791
6.875%, 8/15/18	300,000	367,874
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18	500,000	574,593
Siemens Financieringsmat N.V.
5.500%, 2/16/12§	877,000	889,592
Tyco Electronics Group S.A.
4.875%, 1/15/21	675,000	714,566
Tyco International Finance S.A.
6.000%, 11/15/13	110,000	120,430
4.125%, 10/15/14	500,000	531,547
3.375%, 10/15/15	100,000	104,003
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21	300,000	376,135

		8,983,846

Machinery (0.1%)
Caterpillar, Inc.
1.375%, 5/27/14	125,000	125,834
3.900%, 5/27/21	100,000	107,851
Dover Corp.
5.450%, 3/15/18	300,000	355,350
Eaton Corp.
4.900%, 5/15/13	250,000	266,155
Illinois Tool Works, Inc.
5.150%, 4/1/14	250,000	273,703
3.375%, 9/15/21§	120,000	122,967
Pall Corp.
5.000%, 6/15/20	300,000	336,862
Pentair, Inc.
5.000%, 5/15/21	150,000	156,650

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Snap-On, Inc.
4.250%, 1/15/18	$100,000	$109,935

		1,855,307

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	115,000	118,501
Equifax, Inc.
4.450%, 12/1/14	100,000	106,543
Verisk Analytics, Inc.
5.800%, 5/1/21	100,000	112,265

		337,309

Road & Rail (0.1%)
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	500,000	557,051
Canadian National Railway Co.
5.550%, 3/1/19	500,000	600,704
Canadian Pacific Railway Co.
7.250%, 5/15/19	220,000	275,900
CSX Corp.
6.250%, 4/1/15	300,000	346,180
6.250%, 3/15/18	650,000	783,163
3.700%, 10/30/20	100,000	103,127
JB Hunt Transport Services, Inc.
3.375%, 9/15/15	100,000	100,835
Norfolk Southern Corp.
7.700%, 5/15/17	268,000	336,880
5.900%, 6/15/19	550,000	661,856
Ryder System, Inc.
3.600%, 3/1/16	200,000	208,712
Union Pacific Corp.
5.125%, 2/15/14	500,000	545,127
5.700%, 8/15/18	500,000	583,875
4.000%, 2/1/21	65,000	69,010

		5,172,420

Trading Companies & Distributors (0.1%)
GATX Corp.
4.750%, 5/15/15	100,000	105,951
3.500%, 7/15/16	100,000	99,570
Noble Group Ltd.
6.750%, 1/29/20§	5,800,000	5,104,000

		5,309,521

Total Industrials		51,999,458

Information Technology (0.8%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	1,000,000	1,152,973
4.950%, 2/15/19	1,500,000	1,706,932
Harris Corp.
6.375%, 6/15/19	85,000	101,487
Motorola Solutions, Inc.
6.000%, 11/15/17	300,000	332,093
Nokia Oyj
5.375%, 5/15/19	300,000	292,619

		3,586,104

Computers & Peripherals (0.2%)
Dell, Inc.
1.400%, 9/10/13	500,000	502,818
2.300%, 9/10/15	500,000	502,847
5.875%, 6/15/19	125,000	142,353
Hewlett-Packard Co.
4.750%, 6/2/14	475,000	510,330
2.350%, 3/15/15	250,000	250,757
2.200%, 12/1/15	500,000	494,536
2.650%, 6/1/16	700,000	699,134
3.000%, 9/15/16	250,000	252,085
3.750%, 12/1/20	1,000,000	971,381
4.375%, 9/15/21	250,000	253,971
Seagate Technology HDD Holdings
6.375%, 10/1/11	2,200,000	2,200,000

		6,780,212

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14	100,000	106,020
Arrow Electronics, Inc.
3.375%, 11/1/15	200,000	197,947
6.000%, 4/1/20	100,000	106,791
5.125%, 3/1/21	200,000	200,242
Avnet, Inc.
5.875%, 6/15/20	500,000	538,612
Corning, Inc.
6.625%, 5/15/19	30,000	36,511
4.250%, 8/15/20	65,000	68,796
Jabil Circuit, Inc.
8.250%, 3/15/18	1,970,000	2,231,025

		3,485,944

Internet Software & Services (0.0%)
eBay, Inc.
0.875%, 10/15/13	50,000	50,172
1.625%, 10/15/15	500,000	501,497
3.250%, 10/15/20	100,000	99,395
Google, Inc.
1.250%, 5/19/14	250,000	253,448
2.125%, 5/19/16	250,000	257,539
3.625%, 5/19/21	250,000	265,161

		1,427,212

IT Services (0.2%)
Computer Sciences Corp.
5.500%, 3/15/13	300,000	314,197
6.500%, 3/15/18	300,000	324,041
Fiserv, Inc.
3.125%, 10/1/15	250,000	254,485
4.625%, 10/1/20	300,000	312,245
HP Enterprise Services LLC
6.000%, 8/1/13	1,170,000	1,254,518
International Business Machines Corp.
2.100%, 5/6/13	500,000	510,191
1.000%, 8/5/13	1,175,000	1,183,468
1.250%, 5/12/14	250,000	252,065
1.950%, 7/22/16	280,000	282,460
5.700%, 9/14/17	2,000,000	2,379,510
SAIC, Inc.
4.450%, 12/1/20§	200,000	216,756
Western Union Co.
5.253%, 4/1/20	500,000	556,973

		7,840,909

Office Electronics (0.0%)
Xerox Corp.
8.250%, 5/15/14	540,000	614,782
6.350%, 5/15/18	750,000	852,488
4.500%, 5/15/21	95,000	95,011

		1,562,281

Semiconductors & Semiconductor Equipment (0.0%)
Analog Devices, Inc.
5.000%, 7/1/14	100,000	109,305
3.000%, 4/15/16	150,000	155,485
Intel Corp.
1.950%, 10/1/16	500,000	503,608

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
3.300%, 10/1/21	$107,000	$109,305
Maxim Integrated Products, Inc.
3.450%, 6/14/13	100,000	103,152
Texas Instruments, Inc.
0.875%, 5/15/13	150,000	150,486
1.375%, 5/15/14	250,000	252,709
2.375%, 5/16/16	250,000	256,358

		1,640,408

Software (0.2%)
Adobe Systems, Inc.
3.250%, 2/1/15	500,000	524,956
4.750%, 2/1/20	125,000	131,321
CA, Inc.
6.125%, 12/1/14	500,000	555,968
Microsoft Corp.
2.950%, 6/1/14	1,390,000	1,475,239
4.200%, 6/1/19	725,000	803,547
Oracle Corp.
5.250%, 1/15/16	800,000	918,889
5.750%, 4/15/18	1,500,000	1,787,149
5.375%, 7/15/40§	150,000	174,000

		6,371,069

Total Information Technology		32,694,139

Materials (1.9%)
Chemicals (0.7%)
Air Products and Chemicals, Inc.
2.000%, 8/2/16	55,000	55,894
4.375%, 8/21/19	200,000	220,223
Airgas, Inc.
2.850%, 10/1/13	100,000	102,330
3.250%, 10/1/15	200,000	206,060
Cabot Corp.
5.000%, 10/1/16	100,000	109,620
Dow Chemical Co.
4.850%, 8/15/12	6,100,000	6,280,578
6.000%, 10/1/12	7,912,000	8,273,104
7.600%, 5/15/14	3,170,000	3,600,397
2.500%, 2/15/16	60,000	59,027
8.550%, 5/15/19	310,000	397,098
4.250%, 11/15/20	1,040,000	1,045,587
E.I. du Pont de Nemours & Co.
4.750%, 11/15/12	300,000	313,237
1.750%, 3/25/14	200,000	204,063
3.250%, 1/15/15	400,000	425,636
2.750%, 4/1/16	500,000	524,854
6.000%, 7/15/18	500,000	609,229
3.625%, 1/15/21	500,000	521,910
Monsanto Co.
5.125%, 4/15/18	250,000	293,772
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	155,000	170,590
3.750%, 9/30/15	120,000	127,448
6.500%, 5/15/19	335,000	409,698
4.875%, 3/30/20	320,000	358,849
PPG Industries, Inc.
1.900%, 1/15/16	300,000	298,675
6.650%, 3/15/18	300,000	369,097
3.600%, 11/15/20	150,000	154,730
Praxair, Inc.
2.125%, 6/14/13	800,000	818,850
4.625%, 3/30/15	253,000	279,177
4.500%, 8/15/19	500,000	551,128
RPM International, Inc.
6.125%, 10/15/19	100,000	107,993
Sherwin-Williams Co.
3.125%, 12/15/14	500,000	528,166
Valspar Corp.
7.250%, 6/15/19	100,000	120,760

		27,537,780

Construction Materials (0.0%)
Lafarge S.A.
7.125%, 7/15/36	260,000	224,428

Containers & Packaging (0.0%)
Bemis Co., Inc.
5.650%, 8/1/14	55,000	59,584
6.800%, 8/1/19	200,000	235,546

		295,130

Metals & Mining (1.0%)
Alcoa, Inc.
6.000%, 7/15/13	750,000	802,058
6.150%, 8/15/20	500,000	506,491
Allegheny Technologies, Inc.
9.375%, 6/1/19	200,000	251,753
5.950%, 1/15/21	50,000	52,623
Anglo American Capital plc
2.150%, 9/27/13§	5,450,000	5,433,852
ArcelorMittal S.A.
5.375%, 6/1/13	300,000	306,122
9.000%, 2/15/15	225,000	247,409
3.750%, 3/1/16	500,000	459,751
6.125%, 6/1/18	250,000	241,343
9.850%, 6/1/19	250,000	283,268
5.500%, 3/1/21	1,000,000	896,050
Barrick Gold Corp.
1.750%, 5/30/14	150,000	150,706
2.900%, 5/30/16	4,235,000	4,290,631
6.950%, 4/1/19	500,000	606,243
Barrick North America Finance LLC
4.400%, 5/30/21	275,000	281,995
BHP Billiton Finance USA Ltd.
5.500%, 4/1/14	1,000,000	1,098,443
5.400%, 3/29/17	1,050,000	1,203,499
6.500%, 4/1/19	800,000	983,058
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	105,000	102,175
4.875%, 4/1/21	770,000	744,277
Codelco, Inc.
3.750%, 11/4/20§	419,000	416,535
Commercial Metals Co.
6.500%, 7/15/17	200,000	199,518
CSN Islands VIII Corp.
9.750%, 12/16/13(m)	1,500,000	1,650,000
CSN Islands XI Corp.
6.875%, 9/21/19§	100,000	105,250
CSN Resources S.A.
6.500%, 7/21/20§	2,500,000	2,606,250
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	1,000,000	1,072,500
Gerdau Holdings, Inc.
7.000%, 1/20/20§	1,600,000	1,640,000
Gerdau Trade, Inc.
5.750%, 1/30/21§	1,100,000	1,042,250
Newmont Mining Corp.
5.125%, 10/1/19	360,000	391,876
Nucor Corp.
5.850%, 6/1/18	300,000	355,837
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	500,000	541,608

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	$360,000	$425,729
1.875%, 11/2/15	500,000	500,525
2.500%, 5/20/16	200,000	202,200
9.000%, 5/1/19	1,000,000	1,345,768
4.125%, 5/20/21	250,000	257,140
Southern Copper Corp.
5.375%, 4/16/20	55,000	56,100
Steel Dynamics, Inc.
7.375%, 11/1/12	4,250,000	4,345,625
Teck Resources Ltd.
10.750%, 5/15/19	500,000	621,250
4.500%, 1/15/21	500,000	508,397
Vale Overseas Ltd.
6.250%, 1/11/16	700,000	757,750
4.625%, 9/15/20	500,000	485,000
Xstrata Canada Corp.
5.500%, 6/15/17	724,000	792,343

		39,261,198

Paper & Forest Products (0.2%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	250,000	251,329
Georgia-Pacific LLC
9.500%, 12/1/11	2,260,000	2,285,246
8.250%, 5/1/16§	1,970,000	2,177,520
International Paper Co.
5.300%, 4/1/15	464,000	492,332
9.375%, 5/15/19	700,000	855,637
Inversiones CMPC S.A.
4.750%, 1/19/18§	365,000	368,970

		6,431,034

Total Materials		73,749,570

Telecommunication Services (1.4%)
Diversified Telecommunication Services (0.9%)
AT&T, Inc.
4.850%, 2/15/14	1,500,000	1,612,560
2.500%, 8/15/15	500,000	511,149
2.950%, 5/15/16	400,000	412,760
2.400%, 8/15/16	145,000	146,342
5.500%, 2/1/18	1,500,000	1,731,421
4.450%, 5/15/21	1,000,000	1,072,874
3.875%, 8/15/21	95,000	97,723
BellSouth Corp.
5.200%, 9/15/14	1,107,000	1,215,525
British Telecommunications plc
5.950%, 1/15/18	500,000	556,025
CenturyLink, Inc.
6.450%, 6/15/21	500,000	463,308
Deutsche Telekom International Finance B.V.
4.875%, 7/8/14	500,000	533,262
6.750%, 8/20/18	700,000	827,214
Embarq Corp.
7.082%, 6/1/16	750,000	776,373
France Telecom S.A.
4.375%, 7/8/14	1,844,000	1,967,677
2.125%, 9/16/15	2,150,000	2,128,008
2.750%, 9/14/16	250,000	248,078
5.375%, 7/8/19	200,000	218,481
4.125%, 9/14/21	250,000	248,523
Qwest Communications International, Inc.
8.000%, 10/1/15	365,000	379,600
7.125%, 4/1/18	75,000	73,500
Qwest Corp.
7.625%, 6/15/15	1,939,000	2,074,730
8.375%, 5/1/16	710,000	779,225
6.500%, 6/1/17	620,000	640,150
Telecom Italia Capital S.A.
6.175%, 6/18/14	1,250,000	1,243,950
6.999%, 6/4/18	500,000	501,012
7.175%, 6/18/19	250,000	250,650
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	650,000	629,024
4.949%, 1/15/15	1,440,000	1,420,695
3.729%, 4/27/15	90,000	85,890
3.992%, 2/16/16	600,000	570,915
6.421%, 6/20/16	300,000	307,572
6.221%, 7/3/17	400,000	404,235
5.877%, 7/15/19	145,000	142,321
5.134%, 4/27/20	180,000	167,642
5.462%, 2/16/21	600,000	569,749
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	500,000	535,000
Verizon Communications, Inc.
4.350%, 2/15/13	700,000	730,604
1.950%, 3/28/14	500,000	511,757
5.550%, 2/15/16	1,000,000	1,140,878
5.500%, 2/15/18	1,798,000	2,084,912
4.600%, 4/1/21	500,000	552,670
6.400%, 2/15/38	1,113,000	1,364,229
Verizon New Jersey, Inc. Series A
5.875%, 1/17/12	312,000	316,530
Virgin Media Secured Finance plc
6.500%, 1/15/18	3,026,000	3,215,125
5.250%, 1/15/21	500,000	538,053

		35,997,921

Wireless Telecommunication Services (0.5%)
America Movil S.A.B. de C.V.
2.375%, 9/8/16	1,700,000	1,643,900
5.625%, 11/15/17	822,000	912,643
5.000%, 3/30/20	4,600,000	4,857,600
American Tower Corp.
4.625%, 4/1/15	150,000	159,049
5.050%, 9/1/20	500,000	498,983
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	1,500,000	1,641,063
8.500%, 11/15/18	500,000	666,271
Rogers Communications, Inc.
6.250%, 6/15/13	500,000	541,299
6.800%, 8/15/18	750,000	909,545
Vodafone Group plc
4.150%, 6/10/14	1,000,000	1,074,332
5.000%, 9/15/15	500,000	556,655
5.450%, 6/10/19	500,000	586,150
Term Loan
6.875%, 8/17/15	4,495,370	4,495,370

		18,542,860

Total Telecommunication Services		54,540,781

Utilities (2.1%)
Electric Utilities (1.2%)
Alabama Power Co.
3.950%, 6/1/21	710,000	770,622
Ameren Illinois Co.
6.250%, 4/1/18	500,000	578,318
Arizona Public Service Co.
5.800%, 6/30/14	500,000	552,893

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Carolina Power & Light Co.
5.300%, 1/15/19	$500,000	$589,767
3.000%, 9/15/21	250,000	251,756
Cleveland Electric Illuminating Co.
8.875%, 11/15/18	187,000	252,899
5.950%, 12/15/36	340,000	355,932
Columbus Southern Power Co.
6.050%, 5/1/18	500,000	581,336
Commonwealth Edison Co.
1.625%, 1/15/14	100,000	100,686
6.150%, 9/15/17	1,080,000	1,267,280
Consolidated Edison Co. of New York, Inc. Series 02-B
4.875%, 2/1/13	700,000	735,493
Consumers Energy Co.
6.700%, 9/15/19	500,000	632,808
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	968,222
Detroit Edison Co.
5.600%, 6/15/18	250,000	302,149
Duke Energy Carolinas LLC
4.300%, 6/15/20	1,000,000	1,104,606
6.000%, 1/15/38	1,045,000	1,332,709
Duke Energy Corp.
3.350%, 4/1/15	100,000	104,362
5.050%, 9/15/19	300,000	338,029
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,700,000	2,747,345
Entergy Texas, Inc.
7.125%, 2/1/19	250,000	303,072
Exelon Generation Co. LLC
5.350%, 1/15/14	300,000	321,094
FirstEnergy Solutions Corp.
4.800%, 2/15/15	1,000,000	1,060,463
Florida Power & Light Co.
5.550%, 11/1/17	500,000	596,344
4.950%, 6/1/35	262,000	293,377
5.950%, 2/1/38	689,000	879,906
Florida Power Corp.
4.550%, 4/1/20	50,000	56,056
3.100%, 8/15/21	240,000	240,441
5.900%, 3/1/33	582,000	711,420
Georgia Power Co.
1.300%, 9/15/13	1,000,000	1,006,649
3.000%, 4/15/16	620,000	649,508
5.400%, 6/1/18	500,000	590,800
4.250%, 12/1/19	80,000	88,231
Hydro Quebec
7.500%, 4/1/16	300,000	372,580
2.000%, 6/30/16	350,000	357,194
9.400%, 2/1/21	600,000	920,213
8.400%, 1/15/22	1,150,000	1,683,872
8.050%, 7/7/24	2,930,000	4,358,275
Indiana Michigan Power Co.
7.000%, 3/15/19	250,000	308,600
Ipalco Enterprises, Inc.
5.000%, 5/1/18§	1,150,000	1,052,250
Jersey Central Power & Light Co.
7.350%, 2/1/19	382,000	486,793
Kansas City Power & Light Co.
5.850%, 6/15/17	500,000	574,116
LG&E and KU Energy LLC
2.125%, 11/15/15	500,000	487,011
3.750%, 11/15/20	500,000	483,904
MidAmerican Energy Co.
4.650%, 10/1/14	500,000	547,897
MidAmerican Energy Holdings Co.
5.750%, 4/1/18	500,000	576,451
5.950%, 5/15/37	1,684,000	1,981,487
6.500%, 9/15/37	600,000	750,404
Nevada Power Co.
7.125%, 3/15/19	500,000	624,262
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	400,000	406,984
7.875%, 12/15/15	300,000	357,898
Northern States Power Co.
1.950%, 8/15/15	100,000	102,257
5.250%, 3/1/18	500,000	591,360
NSTAR
4.500%, 11/15/19	100,000	109,759
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	500,000	608,017
Pacific Gas & Electric Co.
6.250%, 12/1/13	500,000	551,822
3.500%, 10/1/20	700,000	717,502
4.250%, 5/15/21	100,000	106,679
PacifiCorp
5.500%, 1/15/19	500,000	598,197
Peco Energy Co.
5.000%, 10/1/14	500,000	550,684
Portland General Electric Co.
6.100%, 4/15/19	100,000	122,806
Progress Energy, Inc.
5.625%, 1/15/16	500,000	571,775
PSEG Power LLC
6.950%, 6/1/12	400,000	415,089
2.500%, 4/15/13	100,000	101,271
5.125%, 4/15/20	380,000	412,687
Public Service Co. of Colorado
3.200%, 11/15/20	500,000	508,791
Public Service Co. of Oklahoma
4.400%, 2/1/21	400,000	427,488
Public Service Electric & Gas Co.
6.330%, 11/1/13	500,000	551,207
5.300%, 5/1/18	250,000	295,869
Southern California Edison Co.
5.750%, 3/15/14	500,000	554,407
Series 08-A
5.950%, 2/1/38	300,000	391,735
Southern Co.
4.150%, 5/15/14	125,000	133,224
1.950%, 9/1/16	110,000	109,498
Tampa Electric Co.
6.100%, 5/15/18	75,000	90,453
Toledo Edison Co.
7.250%, 5/1/20	30,000	37,943
Trans-Allegheny Interstate Line Co.
4.000%, 1/15/15§	395,000	414,821
TransAlta Corp.
4.750%, 1/15/15	500,000	531,152
Union Electric Co.
6.700%, 2/1/19	500,000	614,207
Virginia Electric & Power Co. Series A
5.400%, 1/15/16	816,000	938,292
Wisconsin Electric Power Co.
2.950%, 9/15/21	250,000	249,398

		48,103,154

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Gas Utilities (0.6%)
AGL Capital Corp.
3.500%, 9/15/21	$250,000	$246,525
Boardwalk Pipelines LP
5.750%, 9/15/19	500,000	558,028
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	500,000	545,171
6.150%, 5/1/16	300,000	344,258
4.500%, 1/15/21	300,000	308,513
El Paso Pipeline Partners Operating Co. LLC
6.500%, 4/1/20	375,000	412,787
KeySpan Gas East Corp.
5.819%, 4/1/41§	390,000	473,537
NGPL PipeCo LLC
6.514%, 12/15/12§	14,400,000	14,987,851
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	450,000	522,661
Questar Corp.
2.750%, 2/1/16	85,000	86,923
Rockies Express Pipeline LLC
3.900%, 4/15/15§	1,388,000	1,422,583
6.850%, 7/15/18§	1,827,000	1,919,682
Southern California Gas Co.
5.500%, 3/15/14	200,000	220,818

		22,049,337

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	250,000	254,957
Tennessee Valley Authority
4.750%, 8/1/13	1,500,000	1,615,656
5.500%, 7/18/17	676,000	817,051
3.875%, 2/15/21	2,000,000	2,251,686
5.250%, 9/15/39	2,815,000	3,605,649

		8,544,999

Multi-Utilities (0.1%)
Alliant Energy Corp.
4.000%, 10/15/14	200,000	208,291
Dominion Resources, Inc.
5.150%, 7/15/15	383,000	429,676
6.000%, 11/30/17	831,000	982,984
5.200%, 8/15/19	80,000	92,374
DTE Energy Co.
7.625%, 5/15/14	50,000	57,163
National Grid plc
6.300%, 8/1/16	500,000	574,800
NiSource Finance Corp.
6.150%, 3/1/13	500,000	529,295
6.400%, 3/15/18	500,000	582,119
Sempra Energy
9.800%, 2/15/19	600,000	839,673
Xcel Energy, Inc.
4.700%, 5/15/20	300,000	335,350

		4,631,725

Total Utilities		83,329,215

Total Corporate Bonds		1,526,853,088

Government Securities (60.2%)
Agency ABS (2.5%)
Federal Farm Credit Bank
0.400%, 11/2/12	200,000	200,189
1.750%, 2/21/13	1,000,000	1,017,416
1.375%, 6/25/13	250,000	254,435
1.125%, 2/27/14	2,000,000	2,027,912
Federal Home Loan Bank
0.500%, 11/16/12	500,000	500,177
1.750%, 12/14/12	500,000	508,240
1.625%, 3/20/13	3,600,000	3,666,650
1.000%, 5/17/13	500,000	500,375
1.875%, 6/21/13	3,000,000	3,076,587
0.875%, 10/28/13	100,000	100,035
1.050%, 11/25/13	400,000	400,435
0.875%, 12/27/13	1,000,000	1,008,696
1.375%, 5/28/14	250,000	255,125
2.000%, 12/9/14	800,000	802,226
1.630%, 8/20/15	500,000	514,002
1.550%, 11/18/15	200,000	200,336
Federal Home Loan Mortgage Corp.
0.375%, 11/30/12	5,000,000	5,003,540
0.700%, 4/29/13	200,000	200,058
0.625%, 5/23/13	500,000	500,167
0.750%, 6/7/13	400,000	400,226
0.500%, 10/3/13	500,000	499,177
0.500%, 10/18/13	1,000,000	998,755
0.550%, 10/25/13	1,000,000	1,000,000
0.875%, 10/28/13	2,500,000	2,521,925
1.000%, 12/9/13	400,000	400,470
1.050%, 12/9/13	1,000,000	1,001,119
1.000%, 1/27/14	200,000	200,078
1.375%, 2/25/14	4,000,000	4,083,432
1.200%, 4/28/14	200,000	200,106
1.250%, 5/23/14	400,000	400,496
1.350%, 5/23/14	500,000	500,654
1.300%, 6/2/14	400,000	400,564
1.125%, 6/30/14	200,000	200,297
0.800%, 10/24/14	400,000	399,856
1.500%, 11/25/14	1,000,000	1,001,526
1.350%, 1/6/15	200,000	200,436
2.875%, 2/9/15	2,000,000	2,138,174
1.500%, 7/13/15	200,000	201,272
1.050%, 9/28/15	200,000	199,019
1.750%, 11/23/15	500,000	500,991
2.250%, 12/21/15	200,000	200,925
2.500%, 5/25/16	500,000	501,522
5.500%, 8/23/17	2,000,000	2,440,272
Federal National Mortgage Association
0.500%, 10/30/12	5,000,000	5,014,210
0.375%, 12/28/12	6,000,000	6,005,976
1.750%, 2/22/13	2,000,000	2,037,230
3.250%, 4/9/13	3,000,000	3,133,143
1.750%, 5/7/13	1,800,000	1,837,181
1.500%, 6/26/13	500,000	509,449
4.375%, 7/17/13	2,000,000	2,138,830
0.500%, 8/9/13	2,000,000	2,002,038
1.000%, 9/23/13	2,500,000	2,525,153
0.500%, 10/3/13	500,000	498,392
1.125%, 10/8/13	200,000	202,602
1.000%, 10/15/13	200,000	201,293
0.750%, 10/25/13	200,000	200,059
0.875%, 11/4/13	200,000	200,065
0.800%, 11/29/13	200,000	200,174
1.000%, 11/29/13	1,000,000	1,000,946
0.750%, 12/18/13	4,000,000	4,017,716
1.300%, 12/30/13	200,000	200,444
1.500%, 12/30/13	200,000	200,452
1.450%, 1/24/14	1,000,000	1,003,423
1.375%, 1/27/14	400,000	401,158
1.550%, 1/27/14	250,000	250,751

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
1.350%, 2/24/14		$200,000	$203,754
1.250%, 2/27/14		1,500,000	1,526,418
1.000%, 4/25/14		500,000	500,192
0.700%, 10/17/14		1,000,000	993,711
0.800%, 10/17/14		1,000,000	1,000,000
1.250%, 10/28/14		200,000	200,106
2.375%, 7/28/15		1,500,000	1,578,192
2.150%, 8/4/15		100,000	104,139
2.000%, 9/21/15		200,000	206,785
1.875%, 10/15/15		200,000	206,310
1.625%, 10/26/15		1,500,000	1,538,238
1.550%, 10/27/15		200,000	200,172
1.520%, 10/28/15		100,000	100,095
1.650%, 10/29/15		200,000	200,204
1.625%, 11/9/15		100,000	100,144
1.500%, 11/23/15		400,000	397,785
2.000%, 11/30/15		200,000	200,528
2.250%, 6/6/16		400,000	404,283
2.150%, 6/28/16		200,000	200,827
2.200%, 7/5/16		200,000	200,816
Financing Corp.
10.700%, 10/6/17		600,000	907,025
Small Business Administration
Series 2003-10A 1
4.628%, 3/10/13		78,363	81,331
Series 2008-P10B 1
5.944%, 8/10/18		1,973,256	2,162,084
Series P10A
4.504%, 2/1/14		142,865	149,469
Small Business Administration Participation Certificates
4.524%, 2/10/13		24,342	25,208
Series 2004-20A 1
4.930%, 1/1/24		415,060	452,181
Series 2004-20C
4.340%, 3/1/24		2,802,945	3,014,593
Series 2005-20B
4.625%, 2/1/25		255,567	277,345
Series 2008-20A
5.170%, 1/1/28		686,023	755,798
Series 2008-20C 1
5.490%, 3/1/28		2,500,278	2,777,918
Series 2008-20G
5.870%, 7/1/28		2,627,582	2,967,365

			98,741,594

Agency CMO (0.2%)
Federal Home Loan Mortgage Corp.
4.879%, 5/19/17		3,500,000	3,975,183
5.500%, 1/15/31		242,110	250,857
Federal National Mortgage Association
4.500%, 3/25/17		22,179	22,121
5.310%, 8/25/33		1,047,925	1,112,096
6.500%, 7/25/34		187,955	199,400
FHLMC Multifamily Structured Pass Through Certificates
3.974%, 1/25/21(l)		1,440,000	1,567,347
Government National Mortgage Association
6.500%, 6/20/32		101,228	115,101

			7,242,105

Foreign Governments (3.6%)
Australia Government Bond
4.500%, 4/15/20	AUD	13,000,000	12,871,078
5.750%, 7/15/22		31,200,000	33,924,303
5.500%, 4/21/23		7,200,000	7,679,094
Canadian Government Bond
2.375%, 9/10/14		$700,000	736,709
3.500%, 6/1/20	CAD	600,000	638,208
Development Bank of Japan
5.125%, 2/1/17		$500,000	587,433
Export-Import Bank of China
5.250%, 7/29/14§		3,700,000	4,000,762
Export-Import Bank of Korea
8.125%, 1/21/14		200,000	223,239
5.875%, 1/14/15		1,500,000	1,594,995
4.125%, 9/9/15		200,000	201,634
4.000%, 1/29/21		1,500,000	1,386,427
Federative Republic of Brazil
6.000%, 1/17/17		1,000,000	1,141,500
8.000%, 1/15/18		1,444,444	1,706,611
4.875%, 1/22/21		1,500,000	1,603,500
Japan Finance Corp.
2.125%, 11/5/12		1,975,000	2,009,963
2.500%, 1/21/16		1,000,000	1,046,344
2.250%, 7/13/16		500,000	515,616
Japan Finance Organization for Municipalities
5.000%, 5/16/17		500,000	585,123
Korea Development Bank
8.000%, 1/23/14		500,000	555,421
3.250%, 3/9/16		1,100,000	1,060,394
Province of British Columbia
2.850%, 6/15/15		500,000	533,114
2.100%, 5/18/16		500,000	519,519
Province of Manitoba
1.375%, 4/28/14		100,000	101,922
4.900%, 12/6/16		500,000	582,946
Province of New Brunswick
2.750%, 6/15/18		500,000	522,835
Province of Nova Scotia
5.125%, 1/26/17		1,000,000	1,173,231
Province of Ontario
3.500%, 7/15/13		1,000,000	1,049,846
1.375%, 1/27/14		2,000,000	2,022,224
4.100%, 6/16/14		600,000	649,219
2.950%, 2/5/15		2,000,000	2,114,144
1.875%, 9/15/15		2,000,000	2,038,802
4.000%, 10/7/19		750,000	836,877
4.400%, 4/14/20		500,000	569,319
Province of Quebec
4.600%, 5/26/15		1,372,000	1,540,036
3.500%, 7/29/20		500,000	534,100
Republic of Chile
5.500%, 1/15/13		300,000	315,666
3.875%, 8/5/20		250,000	260,625
Republic of Colombia
8.250%, 12/22/14		1,000,000	1,176,500
4.375%, 7/12/21		1,200,000	1,224,000
Republic of Hungary
4.750%, 2/3/15		250,000	245,000
6.250%, 1/29/20		500,000	485,000
6.375%, 3/29/21		1,000,000	973,000
Republic of Italy
4.500%, 1/21/15		3,699,000	3,655,918
5.250%, 9/20/16		750,000	745,207
Republic of Korea
5.750%, 4/16/14		5,000,000	5,376,400
4.875%, 9/22/14		300,000	317,988
7.125%, 4/16/19		9,900,000	11,982,485
Republic of Panama
5.200%, 1/30/20		800,000	875,600

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
9.375%, 4/1/29		$298,000	$447,745
Republic of Peru
8.375%, 5/3/16		300,000	366,000
7.125%, 3/30/19		200,000	241,500
Republic of Poland
5.250%, 1/15/14		1,000,000	1,052,500
6.375%, 7/15/19		1,200,000	1,320,000
5.125%, 4/21/21		1,090,000	1,087,275
Republic of South Africa
7.375%, 4/25/12		60,000	62,016
6.500%, 6/2/14		1,480,000	1,639,100
6.875%, 5/27/19		500,000	595,000
5.500%, 3/9/20		700,000	765,625
State of Israel
5.500%, 11/9/16		1,056,000	1,198,376
United Kingdom Gilt
3.750%, 9/7/21	GBP	3,200,000	5,569,478
4.750%, 12/7/30		2,200,000	4,173,697
United Mexican States
6.625%, 3/3/15		$2,170,000	2,446,675
5.625%, 1/15/17		590,000	657,260
8.125%, 12/30/19		1,856,000	2,487,040
5.125%, 1/15/20		235,000	254,388
6.750%, 9/27/34		532,000	654,360

			141,507,912

Municipal Bonds (2.4%)
Bay Area Toll Authority California State
6.793%, 4/1/30		4,100,000	5,012,455
California State University
5.000%, 11/1/30		300,000	308,175
Chabot-Las Positas California Community College District Financing Corp., Class C
(Zero Coupon), 8/1/22		6,230,000	3,714,264
City of Chicago, Illinois
4.750%, 1/1/36		400,000	404,408
City of New York, New York
6.246%, 6/1/35		5,400,000	6,018,894
Dallas, Texas Area Rapid Transit
6.249%, 12/1/34		400,000	449,416
Los Angeles County, California Public Works Financing Authority
5.591%, 8/1/20		3,700,000	4,012,576
5.841%, 8/1/21		400,000	437,452
6.091%, 8/1/22		1,400,000	1,548,414
Los Angeles, California Community College District
5.000%, 8/1/27		1,100,000	1,175,416
Los Angeles, California Unified School District
4.500%, 7/1/22		1,500,000	1,588,515
4.500%, 7/1/24		1,300,000	1,340,365
4.500%, 7/1/25		1,700,000	1,742,228
4.500%, 1/1/28		1,500,000	1,513,500
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	164,622
Metropolitan Washington Airports Authority
7.462%, 10/1/46		13,000,000	14,938,690
New Jersey Economic Development Authority
1.347%, 6/15/13(l)		3,000,000	3,010,830
New Jersey State Turnpike Authority
7.414%, 1/1/40		1,000,000	1,377,590
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39		4,400,000	4,931,696
New York City Municipal Water Finance Authority
6.124%, 6/15/42		500,000	543,100
5.375%, 6/15/43		635,000	716,693
5.500%, 6/15/43		750,000	853,732
New York City Transitional Finance Authority
4.075%, 11/1/20		800,000	872,360
4.325%, 11/1/21		1,300,000	1,430,819
4.525%, 11/1/22		1,800,000	1,997,748
5.267%, 5/1/27		5,000,000	5,630,750
5.008%, 8/1/27		2,100,000	2,221,044
Northern California Power Agency
7.311%, 6/1/40		2,075,000	2,423,600
Puerto Rico Sales Tax Financing Corp., Class A
(Zero Coupon), 8/1/54		1,100,000	77,242
San Diego County Regional Airport Authority
6.628%, 7/1/40		700,000	752,899
State of California
4.850%, 10/1/14		250,000	269,063
5.450%, 4/1/15		125,000	137,775
3.950%, 11/1/15		500,000	529,390
5.950%, 4/1/16		35,000	39,443
5.750%, 3/1/17		100,000	112,463
6.200%, 3/1/19		100,000	114,221
6.200%, 10/1/19		500,000	569,685
4.500%, 8/1/28		1,200,000	1,183,212
7.550%, 4/1/39		3,000,000	3,675,780
State of Illinois
3.321%, 1/1/13		100,000	101,730
4.071%, 1/1/14		100,000	102,956
4.421%, 1/1/15		100,000	104,006
4.961%, 3/1/16		800,000	845,168
5.665%, 3/1/18		600,000	645,852
State of Illinois Toll Highway Authority
6.184%, 1/1/34		1,000,000	1,130,330
State of Iowa
6.750%, 6/1/34		1,800,000	2,079,342
State of Texas
4.631%, 4/1/33		3,000,000	3,310,350
4.750%, 4/1/37		300,000	315,372
Tennessee State School Bond Authority
4.848%, 9/15/27		4,100,000	4,397,373
University of California Medical Center
5.235%, 5/15/22		1,500,000	1,639,680
5.435%, 5/15/23		1,975,000	2,179,946

			94,692,630

Supranational (1.4%)
African Development Bank
1.750%, 10/1/12		375,000	379,632
3.000%, 5/27/14		200,000	212,303
2.500%, 3/15/16		500,000	531,025
Asian Development Bank
1.625%, 7/15/13		1,500,000	1,531,155
2.750%, 5/21/14		1,000,000	1,054,992
0.875%, 6/10/14		215,000	216,810
2.625%, 2/9/15		1,000,000	1,061,386
2.500%, 3/15/16		1,000,000	1,062,441
Corp. Andina de Fomento
3.750%, 1/15/16		750,000	758,908
8.125%, 6/4/19		475,000	582,863
Council of Europe Development Bank
2.625%, 2/16/16		500,000	531,122
Eksportfinans ASA
2.000%, 9/15/15		1,500,000	1,531,049
2.375%, 5/25/16		500,000	516,845
5.500%, 5/25/16		1,675,000	1,965,656
European Bank for Reconstruction & Development
3.625%, 6/17/13		400,000	420,762
2.500%, 3/15/16		1,000,000	1,049,171

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
European Investment Bank
1.875%, 6/17/13	$4,500,000	$4,601,722
1.250%, 2/14/14	1,000,000	1,014,300
4.625%, 5/15/14	4,020,000	4,421,276
3.125%, 6/4/14	500,000	531,286
1.125%, 8/15/14	1,000,000	1,011,503
1.375%, 10/20/15	3,000,000	3,033,951
4.875%, 2/16/16	1,334,000	1,542,603
2.250%, 3/15/16	1,000,000	1,045,840
2.500%, 5/16/16	2,000,000	2,114,684
4.875%, 1/17/17	500,000	585,758
2.875%, 9/15/20	500,000	522,789
4.000%, 2/16/21	1,000,000	1,137,219
Export Development Canada
2.250%, 5/28/15	1,150,000	1,208,666
Inter-American Development Bank
1.750%, 10/22/12	2,000,000	2,028,786
3.000%, 4/22/14	2,000,000	2,121,248
4.250%, 9/10/18	2,368,000	2,766,774
International Bank for Reconstruction & Development
3.625%, 5/21/13	1,000,000	1,052,542
3.500%, 10/8/13	1,000,000	1,059,850
2.375%, 5/26/15	2,800,000	2,952,830
2.125%, 3/15/16	1,500,000	1,567,252
International Finance Corp.
3.500%, 5/15/13	475,000	495,820
3.000%, 4/22/14	1,510,000	1,583,673
2.125%, 11/17/17	500,000	506,470
Kommunalbanken A/S
1.750%, 10/5/15§	1,600,000	1,639,056
Nordic Investment Bank
1.625%, 1/28/13	500,000	507,037
2.500%, 7/15/15	1,000,000	1,057,453
5.000%, 2/1/17	300,000	353,453
Svensk Exportkredit AB
3.250%, 9/16/14	575,000	610,614
1.750%, 10/20/15	1,000,000	1,014,411

		57,494,986

U.S. Government Agencies (18.0%)
Federal Farm Credit Bank
1.875%, 12/7/12	300,000	305,425
5.125%, 8/25/16	685,000	808,187
4.875%, 1/17/17	840,000	983,280
Federal Home Loan Bank
1.625%, 11/21/12	5,000,000	5,074,310
3.375%, 2/27/13	500,000	521,120
3.625%, 5/29/13	1,000,000	1,053,454
5.125%, 8/14/13	1,500,000	1,632,291
0.700%, 8/23/13	800,000	800,311
4.000%, 9/6/13	1,000,000	1,067,544
3.625%, 10/18/13	3,500,000	3,724,609
5.250%, 6/18/14	1,000,000	1,125,662
1.000%, 8/8/14	400,000	400,474
5.500%, 8/13/14	3,500,000	3,981,320
0.700%, 9/16/14	1,000,000	995,541
2.875%, 6/12/15	3,000,000	3,215,361
5.375%, 5/18/16	2,000,000	2,373,418
4.750%, 12/16/16	1,500,000	1,749,241
5.250%, 6/5/17	1,350,000	1,613,471
5.000%, 11/17/17	2,740,000	3,299,064
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	2,450,000	2,732,243
Federal Home Loan Mortgage Corp.
4.125%, 12/21/12	2,000,000	2,091,532
0.500%, 2/15/13	800,000	799,733
3.750%, 6/28/13	1,000,000	1,059,437
0.700%, 7/25/13	500,000	500,430
4.125%, 9/27/13	2,000,000	2,146,652
0.550%, 9/30/13	2,500,000	2,497,412
4.875%, 11/15/13	5,440,000	5,952,502
6.000%, 1/1/14	5,100	5,479
2.500%, 1/7/14	2,000,000	2,091,876
5.500%, 2/1/14	15,207	16,425
6.000%, 7/1/14	3,674	3,946
1.200%, 7/25/14	200,000	200,849
3.000%, 7/28/14	2,900,000	3,092,461
1.100%, 8/8/14	300,000	301,010
4.500%, 1/15/15	2,710,000	3,039,688
1.000%, 6/16/15	1,000,000	995,126
4.750%, 11/17/15	2,928,000	3,365,361
5.125%, 10/18/16	2,000,000	2,368,448
6.000%, 2/1/17	91,290	98,073
6.000%, 3/1/17	4,211	4,524
6.500%, 3/1/17	36,443	39,821
6.000%, 4/1/17	70,156	75,369
6.000%, 5/1/17	1,325	1,423
6.000%, 7/1/17	12,636	13,575
6.000%, 8/1/17	35,840	38,503
5.500%, 11/1/17	35,267	38,091
4.875%, 6/13/18	4,000,000	4,783,688
3.750%, 3/27/19	1,500,000	1,694,570
2.486%, 11/1/31(l)	13,736	14,443
2.482%, 4/1/36(l)	419,730	441,484
4.000%, 10/15/26 TBA	900,000	947,110
4.500%, 10/15/41 TBA	600,000	634,758
5.000%, 10/15/41 TBA	7,600,000	8,148,031
5.500%, 10/15/41 TBA	100,000	108,164
Federal National Mortgage Association
4.750%, 11/19/12	3,500,000	3,674,597
4.625%, 5/1/13	1,695,000	1,801,026
4.625%, 10/15/13	3,790,000	4,108,349
5.125%, 1/2/14	607,000	663,148
2.750%, 2/5/14	1,500,000	1,578,468
2.750%, 3/13/14	3,000,000	3,161,601
2.500%, 5/15/14	1,000,000	1,048,531
1.100%, 8/1/14	300,000	300,397
1.150%, 8/8/14	300,000	300,500
3.000%, 9/16/14	1,000,000	1,069,476
2.625%, 11/20/14	500,000	529,966
2.000%, 1/27/15	500,000	501,948
7.000%, 4/1/15	15,519	16,457
4.375%, 10/15/15	2,028,000	2,300,178
5.000%, 3/15/16	3,000,000	3,503,766
7.000%, 4/1/16	24,773	26,682
4.875%, 12/15/16	2,050,000	2,407,996
5.500%, 2/1/17	44,468	48,216
5.500%, 6/1/17	13,720	14,876
5.375%, 6/12/17	5,000,000	6,063,730
(Zero Coupon), 10/9/19	905,000	688,114
4.500%, 12/1/20	9,381,182	10,045,560
4.000%, 4/1/23	33,085	35,020
4.770%, 2/1/24(l)	1,830	1,973
5.024%, 6/1/24(l)	945	981
4.000%, 1/1/26	5,043,549	5,387,337
4.000%, 2/1/26	3,106,227	3,317,960
4.000%, 3/1/26	1,430,378	1,527,878
4.000%, 4/1/26	1,853,024	1,979,334
4.000%, 5/1/26	2,932,751	3,116,163
4.000%, 6/1/26	4,945,353	5,279,141

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
2.443%, 1/1/28(l)	$112,304	$116,995
2.609%, 3/1/33(l)	133,624	138,364
5.500%, 5/1/33	1,128,573	1,230,806
5.500%, 6/1/33	6,431,477	7,014,078
6.000%, 2/1/34	520,929	576,985
5.000%, 7/1/34	2,918,242	3,147,597
6.000%, 8/1/34	307,851	341,402
5.500%, 2/1/35	1,622,243	1,768,688
5.000%, 3/1/35	1,696,466	1,829,532
5.000%, 4/1/35	4,273,888	4,609,120
6.000%, 4/1/35	4,809,912	5,325,911
5.000%, 5/1/35	147,506	159,053
5.000%, 6/1/35	705,249	760,677
5.000%, 7/1/35	245,336	264,580
5.500%, 8/1/35	1,093,988	1,192,575
5.500%, 12/1/35	1,098,148	1,197,110
2.475%, 1/1/36(l)	2,037,865	2,147,621
6.500%, 9/1/37	712,596	784,746
5.500%, 6/1/38	2	2
6.500%, 10/1/38	3,267,182	3,597,985
6.500%, 10/1/39	2,549,183	2,807,287
4.000%, 8/1/40	1,732,456	1,817,657
4.000%, 9/1/40	1,353,493	1,420,058
4.000%, 10/1/40	6,351,899	6,665,129
4.500%, 10/1/40	854,881	918,096
4.000%, 11/1/40	13,975,665	14,662,984
2.454%, 12/1/40(l)	59,403	61,837
3.500%, 12/1/40	5,909,682	6,077,739
4.000%, 12/1/40	49,031,493	51,442,847
4.500%, 12/1/40	288,072	309,373
4.000%, 1/1/41	34,712,226	36,419,363
4.500%, 1/1/41	256,869	273,776
4.000%, 2/1/41	64,206,732	67,366,492
4.000%, 3/1/41	8,419,775	8,833,856
4.500%, 3/1/41	11,732,406	12,504,637
4.000%, 4/1/41	4,899,595	5,140,555
4.500%, 4/1/41	7,857,961	8,377,477
4.000%, 5/1/41	2,634,722	2,764,297
4.500%, 6/1/41	4,648,508	4,971,215
4.500%, 7/1/41	2,956,092	3,138,654
4.500%, 8/1/41	8,347,986	8,863,539
4.000%, 9/1/41	8,368,225	8,779,772
3.500%, 10/25/26 TBA	1,300,000	1,357,078
5.000%, 10/25/26 TBA	5,200,000	5,588,781
5.500%, 10/25/26 TBA	4,800,000	5,207,250
3.500%, 10/25/41 TBA	85,000,000	87,297,652
4.500%, 10/25/41 TBA	109,100,000	115,748,281
5.500%, 10/25/41 TBA	10,100,000	10,962,445
6.000%, 10/25/41 TBA	6,600,000	7,239,891
Government National Mortgage Association
2.625%, 7/20/27(l)	5,904	6,064
5.500%, 4/15/33	18,248	20,302
4.000%, 10/15/41 TBA	4,900,000	5,239,937
4.500%, 10/15/41 TBA	9,100,000	9,887,719
5.000%, 10/15/41 TBA	9,700,000	10,648,781
5.500%, 10/15/41 TBA	4,400,000	4,869,219
6.000%, 10/15/41 TBA	4,200,000	4,685,953
Resolution Funding Corp.
0.000%, 7/15/18 STRIPS	75,000	66,420
0.000%, 10/15/18 STRIPS	75,000	65,871

		708,277,800

U.S. Treasuries (32.1%)
U.S. Treasury Bonds
11.250%, 2/15/15	2,716,000	3,688,032
9.250%, 2/15/16	3,684,000	5,029,522
7.250%, 5/15/16	2,734,000	3,530,064
7.500%, 11/15/16	4,695,000	6,226,744
8.875%, 8/15/17	4,107,000	5,915,361
8.500%, 2/15/20	5,627,000	8,668,658
7.875%, 2/15/21	2,000,000	3,051,718
4.750%, 2/15/41	3,360,000	4,591,124
4.375%, 5/15/41	1,335,000	1,724,660
3.750%, 8/15/41#	21,290,000	24,786,244
U.S. Treasury Notes
1.375%, 10/15/12	9,000,000	9,110,043
0.375%, 10/31/12	5,000,000	5,010,350
1.375%, 11/15/12	15,000,000	15,198,045
4.000%, 11/15/12	7,000,000	7,296,408
1.125%, 12/15/12	2,000,000	2,022,032
0.625%, 12/31/12	17,000,000	17,089,641
3.625%, 12/31/12	4,780,000	4,982,031
1.375%, 1/15/13	15,000,000	15,220,905
0.625%, 1/31/13	17,000,000	17,092,973
1.375%, 2/15/13	7,000,000	7,108,556
2.750%, 2/28/13	12,000,000	12,421,404
1.375%, 3/15/13	7,000,000	7,114,870
1.750%, 4/15/13	7,000,000	7,159,390
0.625%, 4/30/13	10,000,000	10,060,500
3.125%, 4/30/13	6,487,000	6,780,180
1.375%, 5/15/13	6,000,000	6,106,620
0.500%, 5/31/13	10,000,000	10,042,190
3.500%, 5/31/13	3,000,000	3,159,960
0.375%, 6/30/13	5,000,000	5,010,950
3.375%, 6/30/13	16,490,000	17,384,071
1.000%, 7/15/13	8,000,000	8,101,840
3.375%, 7/31/13	5,563,000	5,877,437
0.750%, 8/15/13	15,000,000	15,130,665
4.250%, 8/15/13	8,000,000	8,590,000
3.125%, 8/31/13	18,000,000	18,972,414
0.125%, 9/30/13	10,000,000	9,974,200
3.125%, 9/30/13	10,000,000	10,564,060
0.500%, 10/15/13	12,000,000	12,046,872
2.750%, 10/31/13	8,848,000	9,293,161
0.500%, 11/15/13	5,000,000	5,019,140
4.250%, 11/15/13	5,000,000	5,414,455
2.000%, 11/30/13	1,139,000	1,180,022
1.500%, 12/31/13	7,782,000	7,988,098
1.750%, 1/31/14	4,000,000	4,130,000
1.250%, 2/15/14	20,000,000	20,418,760
4.000%, 2/15/14	2,000,000	2,171,562
1.875%, 2/28/14	1,500,000	1,553,907
1.750%, 3/31/14	5,000,000	5,170,705
1.250%, 4/15/14	2,000,000	2,043,594
1.875%, 4/30/14	5,000,000	5,190,235
1.000%, 5/15/14	5,000,000	5,077,750
4.750%, 5/15/14	11,000,000	12,247,818
2.250%, 5/31/14	5,000,000	5,243,750
2.625%, 6/30/14	8,000,000	8,483,128
2.625%, 7/31/14	5,000,000	5,309,765
4.250%, 8/15/14	8,000,000	8,873,752
2.375%, 8/31/14	17,500,000	18,483,010
0.250%, 9/15/14	9,975,000	9,925,923
2.375%, 9/30/14	6,000,000	6,345,468
2.375%, 10/31/14	16,000,000	16,936,256
4.250%, 11/15/14	4,000,000	4,467,812
2.625%, 12/31/14	10,000,000	10,680,470
2.250%, 1/31/15	15,000,000	15,855,465
4.000%, 2/15/15	4,082,000	4,553,026
2.500%, 4/30/15	1,630,000	1,740,917
4.125%, 5/15/15	9,000,000	10,138,356

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
2.125%, 5/31/15	$15,000,000	$15,828,450
1.875%, 6/30/15	10,500,000	10,985,625
1.750%, 7/31/15	5,000,000	5,210,550
1.250%, 8/31/15	5,000,000	5,115,625
1.250%, 9/30/15	14,000,000	14,310,632
1.250%, 10/31/15	5,000,000	5,105,860
4.500%, 11/15/15	12,000,000	13,840,308
1.375%, 11/30/15	10,000,000	10,259,380
2.625%, 2/29/16	6,000,000	6,471,096
2.375%, 3/31/16	6,000,000	6,408,282
2.000%, 4/30/16	5,000,000	5,259,400
2.625%, 4/30/16	2,500,000	2,698,827
5.125%, 5/15/16	4,087,000	4,878,537
1.750%, 5/31/16	5,000,000	5,199,600
3.250%, 5/31/16	8,000,000	8,875,000
3.250%, 6/30/16	2,000,000	2,220,156
1.500%, 7/31/16	8,000,000	8,215,040
4.875%, 8/15/16	10,810,000	12,852,074
3.000%, 8/31/16	9,000,000	9,890,856
1.000%, 9/30/16	36,920,000	36,974,642
3.000%, 9/30/16	5,000,000	5,496,485
3.125%, 10/31/16	5,000,000	5,530,080
2.750%, 11/30/16	7,500,000	8,158,590
3.250%, 12/31/16	9,000,000	10,022,346
3.125%, 1/31/17	10,000,000	11,078,120
4.625%, 2/15/17	5,458,000	6,475,830
3.000%, 2/28/17	5,000,000	5,508,595
3.125%, 4/30/17	5,000,000	5,546,875
4.500%, 5/15/17	3,500,000	4,149,415
2.750%, 5/31/17	6,000,000	6,535,782
2.500%, 6/30/17	10,800,000	11,610,000
2.375%, 7/31/17	3,000,000	3,204,375
4.750%, 8/15/17	3,186,000	3,836,142
1.875%, 8/31/17	5,500,000	5,713,125
1.875%, 9/30/17	11,000,000	11,420,233
1.875%, 10/31/17	5,000,000	5,187,890
4.250%, 11/15/17	6,150,000	7,253,156
2.250%, 11/30/17	10,000,000	10,595,310
2.750%, 12/31/17	5,000,000	5,449,610
3.500%, 2/15/18	4,000,000	4,543,436
2.750%, 2/28/18	12,000,000	13,077,192
2.625%, 4/30/18	3,000,000	3,243,750
3.875%, 5/15/18	7,432,000	8,632,149
2.375%, 5/31/18	11,000,000	11,708,950
2.250%, 7/31/18	9,075,000	9,576,956
4.000%, 8/15/18	6,500,000	7,617,188
1.375%, 9/30/18	6,300,000	6,269,483
3.750%, 11/15/18	8,000,000	9,254,376
2.750%, 2/15/19	14,000,000	15,220,632
3.125%, 5/15/19	13,000,000	14,482,806
3.625%, 8/15/19	7,000,000	8,060,934
3.375%, 11/15/19	11,500,000	13,041,713
3.625%, 2/15/20	16,000,000	18,470,000
3.500%, 5/15/20	14,000,000	16,033,220
2.625%, 8/15/20	17,000,000	18,207,272
2.625%, 11/15/20	5,000,000	5,346,875
3.625%, 2/15/21	13,000,000	15,018,042
3.125%, 5/15/21	64,800,000	71,922,816
0.625%, 7/15/21	1,315,000	1,375,812
2.125%, 8/15/21#	114,890,000	116,918,957

		1,267,171,497

Total Government Securities		2,375,128,524

Time Deposit (0.3%)
Financials (0.3%)
Certificates of Deposit (0.3%)
Banco do Brasil S.A.
2.270%, 2/14/14(p)	10,600,000	10,584,418

Total Financials		10,584,418

Total Time Deposits		10,584,418

Total Long-Term Debt Securities (105.2%) (Cost $4,038,879,204)		4,150,061,809

	Number of Shares	Value (Note 1)
CONVERTIBLE PREFERRED STOCK:
Financials (0.1%)
Commercial Banks (0.1%)
Wells Fargo & Co.
7.500%	5,000	5,165,300

Total Convertible Preferred Stocks (0.1%) (Cost $5,000,000)		5,165,300

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Certificate of Deposit (0.4%)
Itau Unibanco Holding S.A.
2.99%, 2/6/12 (p)	$15,400,000	15,325,310

Government Securities (0.6%)
U.S. Treasury Bills
0.01%, 10/6/11 (p)	700,000	699,999
0.01%, 10/27/11 (p)	1,200,000	1,199,988
0.01%, 11/17/11 (p)	13,800,000	13,799,779
0.01%, 11/25/11 (p)	1,300,000	1,299,972
0.03%, 2/16/12 (p)	5,500,000	5,499,274

Total Government Securities		22,499,012

Total Short-Term Investments (1.0%) (Cost $37,810,507)		37,824,322

	Number of Contracts	Value (Note 1)
OPTIONS PURCHASED:
Call Options Purchased (0.0%)
10 Year U.S. Treasury Notes
November 2011 @ $131.00*	93	88,641
November 2011 @ $134.00*	93	18,890

		107,531

Put Option Purchased (0.0%)
Eurodollars 1 Year Mid Curve
March 2012 @ $99.25*	658	156,275

Total Options Purchased (0.0%) (Cost $281,078)		263,806

Total Investments Before Options Written and Securities Sold Short (106.3%) (Cost $4,081,970,789)		4,193,315,237

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Contracts	Value (Note 1)
OPTIONS WRITTEN:
Call Options Written (0.0%)
10 Year U.S. Treasury Notes
November 2011 @ $132.00*	(93)	$(55,219)
November 2011 @ $133.00*	(93)	(33,422)

Total Options Written (0.0%) (Premiums Received $86,723)		(88,641)

Total Investments Before Securities Sold Short (106.3%) (Cost$4,081,884,066)		4,193,226,596

	Principal Amount	Value (Note 1)
SECURITIES SOLD SHORT:
U.S. Government Agency (-4.5%)
Federal National Mortgage Association
4.000%, 10/25/26 TBA	$(16,900,000)	$(17,818,937)
4.500%, 10/25/26 TBA	(9,300,000)	(9,901,594)
4.000%, 10/25/41 TBA	(137,900,000)	(144,536,438)
5.000%, 10/25/41 TBA	(6,300,000)	(6,776,437)

Total Securities Sold Short (-4.5%) (Proceeds Received $177,635,742)		(179,033,406)

Total Investments after Options Written and Securities Sold Short (101.8%) (Cost $3,904,248,324)		4,014,193,190
Other Assets Less Liabilities (-1.8%)		(70,276,403)

Net Assets (100%)		$3,943,916,787

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of 3,716,294

(b)	Illiquid Security.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2011.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $462,493,206 or 11.7% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

†	Securities (totaling $976 or 0.0% of net assets) at fair value by management.

Glossary:
ABS — Asset-Backed Security
AUD — Australian Dollar
CAD — Canadian Dollar
CMO — Collateralized Mortgage Obligation
DKK — Denmark Krone
EUR — European Currency Unit
GBP — British Pound
STRIPS — Separate Trading of Registered Interest and Principal Securities
TBA — Security is subject to delayed delivery.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
10 Year U.S. Treasury Notes	167	December-11	$21,738,376	$21,725,656	$(12,720)
2 Year U.S. Treasury Notes	131	December-11	28,870,707	28,846,610	(24,097)
90 Day Eurodollar	3	March-12	741,533	745,575	4,042
90 Day Eurodollar	3	June-12	739,546	745,575	6,029
90 Day Eurodollar	3	September-12	737,521	745,650	8,129
90 Day Eurodollar	3	December-12	744,870	745,612	742
90 Day Eurodollar	2	March-13	489,055	497,000	7,945
90 Day Eurodollar	2	June-13	492,487	496,650	4,163
90 Day Eurodollar	2	September-13	486,356	496,100	9,744
90 Day Eurodollar	2	December-13	485,030	495,275	10,245
90 Day Eurodollar	3,511	June-14	862,315,982	866,470,913	4,154,931
90 Day Eurodollar	290	September-14	70,746,126	71,430,625	684,499
Long Gilt	171	December-11	34,519,452	34,662,796	143,344
U.S. Long Bond	97	December-11	13,775,936	13,834,625	58,689

					$5,055,685

Sales
5 Year U.S. Treasury Notes	194	December-11	$23,762,012	$23,761,969	$43
90 Day Eurodollar	95	December-11	23,640,489	23,624,125	16,364
U.S. Ultra Bond	67	December-11	9,614,074	10,627,875	(1,013,801)

					$(997,394)

					$4,058,291

At September 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Canadian Dollar vs. U.S. Dollar, expiring 11/17/11	Royal Bank of Canada	6,134	$5,847,586	$6,251,210	$(403,624)
Canadian Dollar vs. U.S. Dollar, expiring 11/17/11	Royal Bank of Canada	27,024	25,762,171	27,540,382	(1,778,211)
Chinese Renminbi vs. U.S. Dollar, expiring 11/15/11	JPMorgan Chase Bank	35,018	5,486,447	5,452,040	34,407
European Union Euro vs. U.S. Dollar, expiring 10/19/11	Barclays Bank plc	662	886,815	908,817	(22,002)
Korean Won vs. U.S. Dollar, expiring 11/14/11	JPMorgan Chase Bank	16,540,804	14,003,279	15,525,440	(1,522,161)
Mexican Peso vs. U.S. Dollar, expiring 11/18/11	Morgan Stanley	1,440	103,333	122,720	(19,387)
Norwegian Krone vs. U.S. Dollar, expiring 10/7/11	Credit Suisse First Boston	22,534	3,838,195	3,855,393	(17,198)
Taiwan Dollar vs. U.S. Dollar, expiring 1/11/12	JPMorgan Chase Bank	216,372	7,121,678	7,600,000	(478,322)

					$(4,206,498)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 10/20/11	JPMorgan Chase Bank	56,100	$54,978,000	$54,171,282	$806,718
British Pound vs. U.S. Dollar, expiring 12/8/11	Barclays Bank plc	6,022	9,296,867	9,384,885	(88,018)
British Pound vs. U.S. Dollar, expiring 12/8/11	Credit Suisse First Boston	601	939,964	936,618	3,346

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Canadian Dollar vs. U.S. Dollar, expiring 11/17/11	Royal Bank of Canada	33,285	$33,628,210	$31,730,827	$1,897,383
Chinese Renminbi vs. U.S. Dollar, expiring 11/15/11	HSBC Bank plc	35,018	5,404,916	5,486,446	(81,530)
Danish Krone vs. U.S. Dollar, expiring 10/7/11	JPMorgan Chase Bank	2,839	541,109	511,115	29,994
Danish Krone vs. U.S. Dollar, expiring 1/3/12	HSBC Bank plc	140,351	24,543,306	25,271,587	(728,281)
Danish Krone vs. U.S. Dollar, expiring 1/3/12	JPMorgan Chase Bank	50,260	8,768,384	9,049,727	(281,343)
European Union Euro vs. U.S. Dollar, expiring 10/19/11	Citibank N.A.	335	457,935	448,766	9,169
European Union Euro vs. U.S. Dollar, expiring 10/19/11	Credit Suisse First Boston	16,544	23,099,559	22,162,342	937,217
European Union Euro vs. U.S. Dollar, expiring 10/19/11	Morgan Stanley	16,544	23,054,064	22,162,342	891,722
Norwegian Krone vs. U.S. Dollar, expiring 10/7/11	JPMorgan Chase Bank	21,150	3,945,896	3,602,460	343,436
Singapore Dollar vs. U.S. Dollar, expiring 12/9/11	JPMorgan Chase Bank	1	895	827	68
Taiwan Dollar vs. U.S. Dollar, expiring 1/11/12	Barclays Bank plc	210,382	7,400,000	6,924,523	475,477

					$4,215,358

					$8,860

Options Written:

Options written through the nine months ended September 30, 2011 were as follows:

	Total Number of Contracts	Total Premiums Received
Options Outstanding – January 1, 2011	1,524	$927,688
Options Written	8,704	4,304,425
Options Terminated in Closing Purchase Transactions	(9,512)	(4,924,215)
Options Expired	(530)	(221,175)
Options Exercised	—	—

Options Outstanding – September 30, 2011	186	$86,723

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$74,100,202	$976	$74,101,178
Non-Agency CMO	—	163,394,601	—	163,394,601
Convertible Preferred Stocks
Financials	5,165,300	—	—	5,165,300
Corporate Bonds
Consumer Discretionary	—	67,277,206	—	67,277,206
Consumer Staples	—	64,290,498	—	64,290,498
Energy	—	127,724,904	—	127,724,904
Financials	—	899,139,339	—	899,139,339
Health Care	—	72,107,978	—	72,107,978
Industrials	—	51,999,458	—	51,999,458
Information Technology	—	32,694,139	—	32,694,139
Materials	—	73,749,570	—	73,749,570
Telecommunication Services	—	54,540,781	—	54,540,781
Utilities	—	83,329,215	—	83,329,215
Forward Currency Contracts	—	5,428,937	—	5,428,937
Futures	5,108,909	—	—	5,108,909
Government Securities
Agency ABS	—	98,741,594	—	98,741,594
Agency CMO	—	7,242,105	—	7,242,105
Foreign Governments	—	141,507,912	—	141,507,912
Municipal Bonds	—	94,692,630	—	94,692,630
Supranational	—	57,494,986	—	57,494,986
U.S. Government Agencies	—	708,277,800	—	708,277,800
U.S. Treasuries	—	1,267,171,497	—	1,267,171,497
Options Purchased
Call Options Purchased	107,531	—	—	107,531
Put Options Purchased	156,275	—	—	156,275
Short-Term Investments	—	37,824,322	—	37,824,322
Time Deposits
Certificates of Deposit	—	10,584,418	—	10,584,418

Total Assets	$10,538,015	$4,193,314,092	$976	$4,203,853,083

Liabilities:
Forward Currency Contracts	$—	$(5,420,077)	$—	$(5,420,077)
Futures	(1,050,618)	—	—	(1,050,618)
Government Securities
U.S. Government Agencies	—	(179,033,406)	—	(179,033,406)
Options Written
Call Options Written	(88,641)	—	—	(88,641)

Total Liabilities	$(1,139,259)	$(184,453,483)	$—	$(185,592,742)

Total	$9,398,756	$4,008,860,609	$976	$4,018,260,341

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Long Term Debt Securities- Asset-Backed Securities
Balance as of 12/31/10	$2,353,045
Total gains or losses (realized/unrealized) included in earnings	—
Purchases	—
Sales	—
Issuances	—
Settlements	—
Transfers into Level 3	—
Transfers out of Level 3	(2,352,069)

Balance as of 9/30/11	$976

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$—

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$5,256,597,364
Long-term U.S. Treasury securities	7,235,066,243

$12,491,663,607

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$5,960,078,181
Long-term U.S. Treasury securities	7,146,689,262

$13,106,767,443

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,666,607
Aggregate gross unrealized depreciation	(42,029,774)

Net unrealized appreciation	$106,636,833

Federal income tax cost of investments	$4,086,678,404

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Argentina (0.5%)
Arcos Dorados Holdings, Inc., Class A	68,416	$1,586,567
MercadoLibre, Inc.	36,859	1,981,171

		3,567,738

Australia (4.2%)
AGL Energy Ltd.	16,422	225,189
Alumina Ltd.	73,267	102,443
Amcor Ltd.	41,564	273,499
AMP Ltd.	96,345	361,662
Asciano Ltd.	85,797	118,094
ASX Ltd.	6,373	185,025
Australia & New Zealand Banking Group Ltd.	84,581	1,570,796
Bendigo and Adelaide Bank Ltd.	14,198	115,080
BGP Holdings plc*†	568,558	—
BHP Billiton Ltd.	150,714	5,007,474
BHP Billiton Ltd. (ADR)	59,400	3,946,536
BlueScope Steel Ltd.	50,846	35,082
Boral Ltd.	21,820	72,591
Brambles Ltd.	46,904	289,374
Caltex Australia Ltd.	4,453	45,893
CFS Retail Property Trust (REIT)	55,267	92,699
Coca-Cola Amatil Ltd.	18,417	210,723
Cochlear Ltd.	1,685	74,873
Commonwealth Bank of Australia	51,274	2,229,417
Computershare Ltd.	16,759	119,335
Crown Ltd.	13,076	99,637
CSL Ltd.	17,780	507,164
Dexus Property Group (REIT)	181,786	143,385
Echo Entertainment Group Ltd.*	25,077	87,583
Fairfax Media Ltd.	97,264	76,505
Fortescue Metals Group Ltd.	38,463	159,447
Foster’s Group Ltd.	68,127	345,857
Goodman Group (REIT)	205,274	112,313
GPT Group (REIT)	64,305	192,175
Harvey Norman Holdings Ltd.	11,472	23,580
Iluka Resources Ltd.	12,775	149,362
Incitec Pivot Ltd.	58,680	181,917
Insurance Australia Group Ltd.	73,904	213,695
Leighton Holdings Ltd.	4,258	74,646
Lend Lease Group	15,898	106,517
Lynas Corp., Ltd.*	48,902	49,420
MacArthur Coal Ltd.	4,884	74,722
Macquarie Group Ltd.	10,928	233,764
MAp Group	14,238	44,109
Metcash Ltd.	21,988	86,377
Mirvac Group (REIT)	100,021	109,134
National Australia Bank Ltd.	70,685	1,501,766
Newcrest Mining Ltd.	25,420	837,706
OneSteel Ltd.	34,036	39,920
Orica Ltd.	12,120	271,480
Origin Energy Ltd.	36,130	462,507
OZ Minerals Ltd.	10,682	95,058
Paladin Energy Ltd.*	16,884	19,331
Qantas Airways Ltd.*	45,797	61,317
QBE Insurance Group Ltd.	35,846	439,815
QR National Ltd.	52,267	157,997
Ramsay Health Care Ltd.	3,622	66,123
Rio Tinto Ltd.	22,325	1,307,074
Santos Ltd.	27,663	299,141
Sonic Healthcare Ltd.	13,740	150,348
SP AusNet	29,901	26,827
Spark Infrastructure Group	—	—
Stockland Corp., Ltd. (REIT)	83,907	233,392
Suncorp Group Ltd.	40,241	305,970
TABCORP Holdings Ltd.	25,077	62,058
Tatts Group Ltd.	35,067	75,035
Telstra Corp., Ltd.	142,325	424,189
Toll Holdings Ltd.	25,729	107,891
Transurban Group	42,335	220,081
Wesfarmers Ltd.	33,628	1,016,166
Wesfarmers Ltd. (PPS)	5,562	170,839
Westfield Group (REIT)	70,373	521,024
Westfield Retail Trust (REIT)	95,224	220,897
Westpac Banking Corp.	99,736	1,916,933
Woodside Petroleum Ltd.	20,352	630,057
Woolworths Ltd.	40,361	964,423
WorleyParsons Ltd.	5,975	149,093

		30,901,552

Austria (1.0%)
Conwert Immobilien Invest SE	54,594	658,246
Erste Group Bank AG	82,162	2,094,225
Immofinanz AG*	27,178	77,162
OMV AG	5,368	160,530
Raiffeisen Bank International AG	2,010	58,738
Schoeller-Bleckmann Oilfield Equipment AG	60,600	4,149,558
Telekom Austria AG	10,728	108,230
Verbund AG	2,236	64,638
Vienna Insurance Group AG	1,637	62,169
Voestalpine AG	4,058	117,617

		7,551,113

Belgium (1.1%)
Ageas	67,900	116,801
Anheuser-Busch InBev N.V.	119,803	6,353,562
Bekaert S.A.	1,174	47,937
Belgacom S.A.	4,529	136,511
Colruyt S.A.	2,853	118,437
Delhaize Group S.A.	3,146	183,687
Dexia S.A.*	14,596	27,695
Groupe Bruxelles Lambert S.A.	2,470	173,818
KBC Groep N.V.	5,805	133,611
Mobistar S.A.	1,357	77,492
Solvay S.A.	2,090	196,608
UCB S.A.	3,751	159,726
Umicore S.A.	3,441	124,743

		7,850,628

Bermuda (0.4%)
Everest Reinsurance Group Ltd.	38,000	3,016,440
Seadrill Ltd.	10,776	298,422

		3,314,862

Brazil (2.2%)
Amil Participacoes S.A.	398,100	3,525,257
Anhanguera Educacional Participacoes S.A.	77,500	925,342
Banco Bradesco S.A. (ADR)	142,300	2,104,617
BR Malls Participacoes S.A.	223,700	2,241,462
Itau Unibanco Holding S.A. (Preference) (ADR)	119,600	1,856,192
OGX Petroleo e Gas Participacoes S.A.*	697,900	4,301,907
Petroleo Brasileiro S.A. (ADR)	63,100	1,416,595

		16,371,372

Canada (1.8%)
Canadian National Railway Co.	65,989	4,393,548
Imax Corp.*	59,316	858,896
Pacific Rubiales Energy Corp.	144,282	3,056,647
Potash Corp. of Saskatchewan, Inc.	75,002	3,241,586

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Rogers Communications, Inc., Class B	52,700	$1,802,867

		13,353,544

China (2.9%)
Anhui Conch Cement Co., Ltd., Class H	866,500	2,355,965
Baidu, Inc. (ADR)*	33,928	3,627,242
China Construction Bank Corp., Class H	699,000	417,099
China Merchants Bank Co., Ltd., Class H	947,000	1,434,135
China Oilfield Services Ltd., Class H	1,393,400	1,734,423
China Shipping Container Lines Co., Ltd., Class H*	2,756,000	414,498
CNOOC Ltd.	1,187,100	1,907,193
Foxconn International Holdings Ltd.*	100,424	50,860
Industrial & Commercial Bank of China Ltd., Class H	3,514,135	1,698,633
Li Ning Co., Ltd.	61,500	61,558
Mindray Medical International Ltd. (ADR)	93,700	2,212,257
SINA Corp.*	21,024	1,505,529
Weichai Power Co., Ltd., Class H	735,900	3,337,748
Yangzijiang Shipbuilding Holdings Ltd.	63,182	42,113

		20,799,253

Colombia (0.4%)
Bancolombia S.A. (ADR)	53,300	2,968,810

Cyprus (0.0%)
Bank of Cyprus Public Co., Ltd.	29,326	45,607

Czech Republic (0.1%)
Komercni Banka A/S	3,500	652,417

Denmark (1.0%)
A. P. Moller - Maersk A/S, Class A	20	112,238
A. P. Moller - Maersk A/S, Class B	45	264,877
Carlsberg A/S, Class B	3,426	203,217
Coloplast A/S, Class B	891	128,597
Danske Bank A/S*	20,654	289,494
DSV A/S	6,208	111,900
Novo Nordisk A/S, Class B	40,589	4,035,035
Novozymes A/S, Class B	14,010	1,993,025
Pandora A/S	1,932	12,871
TDC A/S	10,394	84,804
Tryg A/S	1,190	62,542
Vestas Wind Systems A/S*	6,466	104,848
William Demant Holding A/S*	689	51,709

		7,455,157

Finland (0.4%)
Elisa Oyj	3,912	79,886
Fortum Oyj	14,089	330,870
Kesko Oyj, Class B	2,564	78,800
Kone Oyj, Class B	5,323	252,570
Metso Oyj	4,014	116,958
Neste Oil Oyj	4,467	38,650
Nokia Oyj	120,425	682,137
Nokian Renkaat Oyj	3,566	106,317
Orion Oyj, Class B	2,434	48,996
Outokumpu Oyj	6,019	39,441
Pohjola Bank plc, Class A	6,060	63,690
Rautaruukki Oyj	2,069	20,753
Sampo Oyj, Class A	13,292	332,908
Sanoma Oyj	3,770	44,313
Stora Enso Oyj, Class R	19,191	112,060
UPM-Kymmene Oyj	16,207	182,438
Wartsila Oyj	5,246	124,576

		2,655,363

France (6.0%)
Accor S.A.	20,498	545,597
Aeroports de Paris S.A.	1,361	102,227
Air France-KLM*	4,672	34,172
Air Liquide S.A.	9,214	1,077,455
Alcatel-Lucent S.A.*	80,179	229,249
Alstom S.A.	6,548	216,612
Arkema S.A.	1,663	96,577
AtoS	1,940	83,901
AXA S.A.‡	55,619	722,164
BNP Paribas S.A.	84,123	3,329,787
Bouygues S.A.	7,454	246,671
Bureau Veritas S.A.	1,856	133,478
Cap Gemini S.A.	4,570	152,296
Carrefour S.A.	19,446	442,379
Casino Guichard Perrachon S.A.	2,015	156,967
Christian Dior S.A.	1,930	215,911
Cie de Saint-Gobain S.A.	13,335	509,325
Cie Generale de Geophysique-Veritas*	5,304	93,136
Cie Generale des Etablissements Michelin, Class B	5,621	335,678
Cie Generale d’Optique Essilor International S.A.	6,451	464,902
CNP Assurances S.A.	5,136	75,839
Credit Agricole S.A.	31,689	217,838
Danone S.A.	18,885	1,162,206
Dassault Systemes S.A.	1,746	123,284
Edenred	4,639	110,293
EDF S.A.	8,010	232,753
Eiffage S.A.	1,687	52,012
Eramet S.A.	238	32,904
Eurazeo S.A.	1,250	52,529
Eutelsat Communications S.A.	3,724	149,591
Fonciere des Regions (REIT)	1,018	71,015
France Telecom S.A.	60,485	991,819
GDF Suez S.A.	40,623	1,213,544
Gecina S.A. (REIT)	868	76,019
Groupe Eurotunnel S.A. (Registered)	19,029	160,999
ICADE (REIT)	931	72,700
Iliad S.A.	795	88,966
Imerys S.A.	6,752	338,730
J.C. Decaux S.A.*	2,848	70,645
Klepierre S.A. (REIT)	3,936	110,386
Lafarge S.A.	16,753	576,744
Lagardere S.C.A.	3,893	95,508
Legrand S.A.	6,096	190,043
L’Oreal S.A.	7,759	759,231
LVMH Moet Hennessy Louis Vuitton S.A.	13,601	1,803,585
Metropole Television S.A.	1,206	19,613
Natixis S.A.	32,506	102,890
Neopost S.A.	1,068	78,485
Pernod-Ricard S.A.	42,005	3,293,539
Peugeot S.A.	5,441	115,764
PPR S.A.	6,530	842,375
Publicis Groupe S.A.	45,070	1,886,935
Renault S.A.	6,686	221,607
Safran S.A.	4,955	152,216
Sanofi S.A.	50,114	3,290,439
Schneider Electric S.A.	103,458	5,570,029
SCOR SE	6,304	135,905
Societe BIC S.A.	1,092	92,914
Societe Generale S.A.	70,459	1,846,131

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Societe Television Francaise 1 S.A.	2,933	$36,443
Sodexo S.A.	2,879	189,708
Suez Environnement Co. S.A.	9,867	137,523
Technip S.A.	9,518	761,706
Thales S.A.	3,770	117,810
Total S.A.	100,005	4,409,288
Unibail-Rodamco S.A. (REIT)	2,939	523,795
Vallourec S.A.	3,676	210,695
Veolia Environnement S.A.	12,185	177,956
Vinci S.A.	14,338	615,667
Vivendi S.A.	40,111	818,971
Wendel S.A.	940	58,934

		43,725,005

Germany (5.1%)
Adidas AG	49,669	2,996,845
Allianz SE (Registered)	15,064	1,417,534
Axel Springer AG	1,257	42,324
BASF SE	58,888	3,573,032
Bayer AG (Registered)	39,632	2,178,016
Bayerische Motoren Werke (BMW) AG	52,178	3,457,329
Bayerische Motoren Werke (BMW) AG (Preference)	1,722	80,289
Beiersdorf AG	3,062	163,978
Brenntag AG	959	83,390
Celesio AG	3,526	46,544
Commerzbank AG*	118,113	297,333
Continental AG*	2,463	141,538
Daimler AG (Registered)	29,602	1,311,200
Deutsche Bank AG (Registered)	30,403	1,059,301
Deutsche Boerse AG*	6,199	311,288
Deutsche Lufthansa AG (Registered)	7,065	91,138
Deutsche Post AG (Registered)	27,271	348,542
Deutsche Telekom AG (Registered)	92,369	1,086,560
E.ON AG	60,094	1,310,586
Fraport AG	1,212	70,728
Fresenius Medical Care AG & Co. KGaA	13,392	907,295
Fresenius SE & Co. KGaA	3,989	354,022
GEA Group AG	5,457	127,505
Hannover Rueckversicherung AG (Registered)	1,989	89,993
HeidelbergCement AG	4,336	156,710
Henkel AG & Co. KGaA	4,628	202,507
Henkel AG & Co. KGaA (Preference)	5,714	303,618
Hochtief AG	1,644	102,172
Infineon Technologies AG	187,488	1,380,747
K+S AG (Registered)	5,479	288,076
Kabel Deutschland Holding AG*	2,953	159,180
Lanxess AG	2,597	124,837
Linde AG	9,538	1,272,108
MAN SE	2,084	161,167
Merck KGaA	2,149	175,843
Metro AG	4,009	168,676
Muenchener Rueckversicherungs- Gesellschaft AG (Registered)	6,369	789,470
Porsche Automobil Holding SE (Preference)	5,049	241,697
ProSiebenSat.1 Media AG (Preference)	2,149	37,624
RWE AG	13,610	501,157
RWE AG (Preference)	1,550	53,179
Salzgitter AG	1,442	69,183
SAP AG	47,982	2,445,894
Siemens AG (Registered)	55,584	5,021,580
Suedzucker AG	2,105	59,729
Symrise AG	9,642	224,032
ThyssenKrupp AG	12,659	310,715
TUI AG*	4,785	24,479
United Internet AG (Registered)	2,841	47,942
Volkswagen AG	1,099	136,202
Volkswagen AG (Preference)	10,071	1,332,392
Wacker Chemie AG	615	54,625

		37,391,851

Greece (0.0%)
Alpha Bank AE*	14,285	25,373
Coca Cola Hellenic Bottling Co. S.A.*	6,870	121,525
EFG Eurobank Ergasias S.A.*	6,917	8,592
Hellenic Telecommunications Organization S.A.	8,460	36,160
National Bank of Greece S.A.*	29,864	109,190
OPAP S.A.	7,714	78,268
Public Power Corp. S.A.	2,363	18,903

		398,011

Hong Kong (3.1%)
AIA Group Ltd.	276,527	782,677
ASM Pacific Technology Ltd.	6,800	66,391
Bank of East Asia Ltd.	55,247	167,621
Belle International Holdings Ltd.	1,190,000	2,030,359
BOC Hong Kong Holdings Ltd.	115,000	239,816
Cathay Pacific Airways Ltd.	41,000	65,913
Cheung Kong Holdings Ltd.	45,000	480,331
Cheung Kong Infrastructure Holdings Ltd.	19,000	110,645
China Unicom Hong Kong Ltd.	2,156,000	4,402,421
CLP Holdings Ltd.	65,000	583,069
Esprit Holdings Ltd.	44,619	54,134
Galaxy Entertainment Group Ltd.*	33,000	46,601
Hang Lung Group Ltd.	27,000	137,125
Hang Lung Properties Ltd.	981,000	2,869,573
Hang Seng Bank Ltd.	24,400	285,764
Henderson Land Development Co., Ltd.	33,000	146,394
Hong Kong & China Gas Co., Ltd.	152,020	342,268
Hong Kong Exchanges and Clearing Ltd.	32,800	469,840
Hopewell Holdings Ltd.	25,500	72,495
Hutchison Whampoa Ltd.	69,000	510,785
Hysan Development Co., Ltd.	24,448	73,374
Kerry Properties Ltd.	20,500	64,471
Li & Fung Ltd.	2,100,000	3,447,776
Lifestyle International Holdings Ltd.	26,500	67,028
Link REIT (REIT)	79,813	252,213
MTR Corp.	49,589	148,409
New World Development Ltd.	90,808	85,301
Noble Group Ltd.	115,454	115,316
NWS Holdings Ltd.	57,653	76,220
Orient Overseas International Ltd.	606,700	2,428,222
PCCW Ltd.	116,974	43,123
Power Assets Holdings Ltd.	43,500	330,928
Shangri-La Asia Ltd.	55,166	103,939
Sino Land Co., Ltd.	85,373	112,927
SJM Holdings Ltd.	49,000	85,051
Sun Hung Kai Properties Ltd.	46,000	521,181
Swire Pacific Ltd., Class A	25,000	256,706
Wharf Holdings Ltd.	52,000	252,776
Wheelock & Co., Ltd.	35,000	102,317
Wing Hang Bank Ltd.	7,500	60,466
Yue Yuen Industrial Holdings Ltd.	23,000	58,636

		22,550,602

India (0.9%)
ICICI Bank Ltd. (ADR)	110,730	3,844,546

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Yes Bank Ltd.	482,000	$2,644,039

		6,488,585

Ireland (2.5%)
Accenture plc, Class A	51,730	2,725,136
CRH plc	24,106	374,084
Elan Corp. plc*	24,520	259,707
Experian plc	277,001	3,116,319
ICON plc (ADR)*	130,800	2,103,264
James Hardie Industries SE (CDI)*	12,101	66,005
Kerry Group plc, Class A	4,846	170,054
Shire plc	265,781	8,287,538
WPP plc	113,781	1,049,305

		18,151,412

Israel (0.5%)
Bank Hapoalim B.M.	31,394	108,991
Bank Leumi Le-Israel B.M.	35,356	109,311
Bezeq Israeli Telecommunication Corp., Ltd.	50,965	95,546
Cellcom Israel Ltd.	1,268	25,896
Ceragon Networks Ltd.*	127,300	1,215,715
Delek Group Ltd.	78	11,913
Elbit Systems Ltd.	540	21,070
Israel Chemicals Ltd.	13,554	154,627
Israel Corp., Ltd.	61	39,437
Israel Discount Bank Ltd., Class A*	17,173	25,167
Makhteshim-Agan Industries Ltd.*	4,416	24,151
Mizrahi Tefahot Bank Ltd.	2,711	22,338
NICE Systems Ltd.*	1,520	45,443
Partner Communications Co., Ltd.	1,968	18,764
Teva Pharmaceutical Industries Ltd.	30,480	1,128,569
Teva Pharmaceutical Industries Ltd. (ADR)	12,545	466,925

		3,513,863

Italy (1.1%)
A2A S.p.A.	48,630	60,489
Assicurazioni Generali S.p.A.	39,117	617,913
Atlantia S.p.A.	10,396	149,098
Autogrill S.p.A.	2,955	29,699
Banca Carige S.p.A.	14,331	27,766
Banca Monte dei Paschi di Siena S.p.A.	118,403	65,885
Banco Popolare S.c.a.r.l.	66,562	109,620
Enel Green Power S.p.A.	49,820	113,466
Enel S.p.A.	213,797	945,916
ENI S.p.A.	79,839	1,402,806
Exor S.p.A.	1,808	35,279
Fiat Industrial S.p.A.*	26,264	195,834
Fiat S.p.A.	26,264	141,945
Finmeccanica S.p.A.	14,990	103,469
Intesa Sanpaolo S.p.A. (BATS Europe Exchange)	40,356	51,705
Intesa Sanpaolo S.p.A. (XetraIntlMkt Exchange)	551,215	861,280
Luxottica Group S.p.A.	3,315	83,981
Mediaset S.p.A.	24,518	76,977
Mediobanca S.p.A.	18,913	148,954
Parmalat S.p.A.	12,670	26,690
Pirelli & C. S.p.A.	6,116	43,401
Prada S.p.A.*	129,300	537,531
Prysmian S.p.A.	6,729	88,260
Saipem S.p.A.	8,382	293,897
Snam Rete Gas S.p.A.	49,982	230,723
Telecom Italia S.p.A.	309,598	336,178
Telecom Italia S.p.A. (RNC)	198,781	193,122
Terna Rete Elettrica Nazionale S.p.A.	42,513	157,698
UniCredit S.p.A.	448,606	477,394
Unione di Banche Italiane S.c.p.A.	24,186	89,305

		7,696,281

Japan (14.7%)
ABC-Mart, Inc.	1,100	42,237
Advantest Corp.	6,100	65,773
Aeon Co., Ltd.	17,900	241,626
Aeon Credit Service Co., Ltd.	1,200	18,407
Aeon Mall Co., Ltd.	1,700	38,653
Air Water, Inc.	3,000	37,023
Aisin Seiki Co., Ltd.	6,900	229,238
Ajinomoto Co., Inc.	20,000	236,528
Alfresa Holdings Corp.	800	33,479
All Nippon Airways Co., Ltd.	23,000	71,880
Amada Co., Ltd.	10,000	65,151
Aozora Bank Ltd.	25,000	57,304
Asahi Breweries Ltd.	13,800	292,236
Asahi Glass Co., Ltd.	35,000	341,246
Asahi Kasei Corp.	39,000	234,072
Asics Corp.	4,000	54,245
Astellas Pharma, Inc.	14,800	558,335
Bank of Kyoto Ltd.	13,000	115,626
Bank of Yokohama Ltd.	37,000	185,367
Benesse Holdings, Inc.	2,000	88,109
Bridgestone Corp.	20,600	467,093
Brother Industries Ltd.	9,200	107,832
Canon, Inc.	114,100	5,165,541
Casio Computer Co., Ltd.	9,600	60,779
Central Japan Railway Co.	48	418,228
Chiba Bank Ltd.	23,000	159,159
Chiyoda Corp.	6,000	58,574
Chubu Electric Power Co., Inc.	21,200	398,650
Chugai Pharmaceutical Co., Ltd.	8,600	145,732
Chugoku Bank Ltd.	7,000	103,058
Chugoku Electric Power Co., Inc.	11,400	200,888
Citizen Holdings Co., Ltd.	6,100	30,400
Coca-Cola West Co., Ltd.	1,200	22,985
Cosmo Oil Co., Ltd.	15,000	37,199
Credit Saison Co., Ltd.	4,000	76,978
Dai Nippon Printing Co., Ltd.	18,000	186,154
Daicel Chemical Industries Ltd.	10,000	56,834
Daido Steel Co., Ltd.	8,000	47,608
Daihatsu Motor Co., Ltd.	6,000	108,463
Dai-ichi Life Insurance Co., Ltd.	285	294,448
Daiichi Sankyo Co., Ltd.	21,100	439,344
Daikin Industries Ltd.	20,300	580,708
Dainippon Sumitomo Pharma Co., Ltd.	7,500	82,533
Daito Trust Construction Co., Ltd.	2,500	229,237
Daiwa House Industry Co., Ltd.	15,000	193,052
Daiwa Securities Group, Inc.	51,000	190,299
DeNA Co., Ltd.	35,400	1,480,966
Denki Kagaku Kogyo KK	13,000	49,436
Denso Corp.	120,300	3,855,839
Dentsu, Inc.	5,383	170,244
East Japan Railway Co.	17,405	1,056,824
Eisai Co., Ltd.	8,300	334,517
Electric Power Development Co., Ltd.	3,200	94,297
Elpida Memory, Inc.*	8,500	53,208
FamilyMart Co., Ltd.	1,600	61,115
FANUC Corp.	28,900	3,978,916
Fast Retailing Co., Ltd.	1,700	304,409
Fuji Electric Holdings Co., Ltd.	13,000	33,563
Fuji Heavy Industries Ltd.	17,000	99,305
Fujifilm Holdings Corp.	15,900	369,045
Fujitsu Ltd.	59,000	277,941
Fukuoka Financial Group, Inc.	20,000	83,706

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Furukawa Electric Co., Ltd.	17,000	$46,196
Gree, Inc.	3,000	89,997
GS Yuasa Corp.	9,000	42,015
Gunma Bank Ltd.	17,000	94,653
Hachijuni Bank Ltd.	18,000	110,196
Hakuhodo DY Holdings, Inc.	670	38,869
Hamamatsu Photonics KK	2,200	88,503
Hino Motors Ltd.	5,000	29,719
Hirose Electric Co., Ltd.	1,300	120,807
Hiroshima Bank Ltd.	21,000	103,814
Hisamitsu Pharmaceutical Co., Inc.	2,500	120,056
Hitachi Chemical Co., Ltd.	4,500	73,934
Hitachi Construction Machinery Co., Ltd.	2,700	45,112
Hitachi High-Technologies Corp.	3,100	62,036
Hitachi Ltd.	625,000	3,108,580
Hitachi Metals Ltd.	4,000	45,875
Hokkaido Electric Power Co., Inc.	7,300	107,474
Hokuhoku Financial Group, Inc.	53,000	115,493
Hokuriku Electric Power Co.	5,400	100,029
Honda Motor Co., Ltd.	137,900	4,043,226
Hoya Corp.	95,100	2,191,639
Ibiden Co., Ltd.	3,300	69,309
Idemitsu Kosan Co., Ltd.	700	62,758
IHI Corp.	37,000	81,655
INPEX Corp.	71	437,531
Isetan Mitsukoshi Holdings Ltd.	15,000	151,376
Isuzu Motors Ltd.	35,000	149,857
ITOCHU Corp.	47,600	454,633
ITOCHU Techno-Solutions Corp.	400	17,999
Iyo Bank Ltd.	10,000	101,862
J. Front Retailing Co., Ltd.	22,000	104,516
Japan Petroleum Exploration Co.	500	18,207
Japan Prime Realty Investment Corp. (REIT)	25	63,954
Japan Real Estate Investment Corp. (REIT)	17	165,832
Japan Retail Fund Investment Corp. (REIT)	42	67,611
Japan Steel Works Ltd.	8,000	47,688
Japan Tobacco, Inc.	324	1,511,615
JFE Holdings, Inc.	16,000	322,653
JGC Corp.	6,000	147,327
Joyo Bank Ltd.	16,000	74,369
JS Group Corp.	8,100	226,885
JSR Corp.	5,300	91,104
JTEKT Corp.	5,900	70,461
Jupiter Telecommunications Co., Ltd.	64	68,812
JX Holdings, Inc.	70,844	397,620
Kajima Corp.	35,000	115,157
Kamigumi Co., Ltd.	10,000	89,411
Kaneka Corp.	11,000	62,059
Kansai Electric Power Co., Inc.	23,900	410,984
Kansai Paint Co., Ltd.	7,000	67,026
Kao Corp.	17,100	475,663
Kawasaki Heavy Industries Ltd.	43,000	109,441
Kawasaki Kisen Kaisha Ltd.	19,000	39,472
KDDI Corp.	99	679,940
Keikyu Corp.	15,000	138,428
Keio Corp.	23,000	164,438
Keisei Electric Railway Co., Ltd.	9,000	61,070
Keyence Corp.	1,300	355,945
Kikkoman Corp.	6,000	68,491
Kinden Corp.	3,000	25,846
Kintetsu Corp.	60,000	225,802
Kirin Holdings Co., Ltd.	26,000	339,429
Kobe Steel Ltd.	72,000	120,566
Koito Manufacturing Co., Ltd.	2,000	31,490
Komatsu Ltd.	134,500	2,904,419
Konami Corp.	3,100	104,084
Konica Minolta Holdings, Inc.	13,500	92,484
Kubota Corp.	113,000	902,894
Kuraray Co., Ltd.	10,300	140,419
Kurita Water Industries Ltd.	4,500	125,869
Kyocera Corp.	5,200	434,384
Kyowa Hakko Kirin Co., Ltd.	11,000	122,478
Kyushu Electric Power Co., Inc.	12,200	196,573
Lawson, Inc.	2,000	113,041
Mabuchi Motor Co., Ltd.	500	23,107
Makita Corp.	3,300	117,541
Marubeni Corp.	335,000	1,873,377
Marui Group Co., Ltd.	4,900	36,821
Maruichi Steel Tube Ltd.	900	21,199
Mazda Motor Corp.*	61,000	122,802
McDonald’s Holdings Co. Japan Ltd.	3,000	79,730
Medipal Holdings Corp.	2,700	27,285
MEIJI Holdings Co., Ltd.	2,282	108,090
Minebea Co., Ltd.	8,000	26,848
Miraca Holdings, Inc.	1,500	65,941
Mitsubishi Chemical Holdings Corp.	42,000	284,172
Mitsubishi Corp.	81,800	1,665,831
Mitsubishi Electric Corp.	63,000	557,954
Mitsubishi Estate Co., Ltd.	40,000	647,367
Mitsubishi Gas Chemical Co., Inc.	16,000	98,365
Mitsubishi Heavy Industries Ltd.	104,000	437,342
Mitsubishi Logistics Corp.	3,000	32,293
Mitsubishi Materials Corp.	44,000	107,115
Mitsubishi Motors Corp.*	142,000	187,582
Mitsubishi Tanabe Pharma Corp.	6,400	118,642
Mitsubishi UFJ Financial Group, Inc.	422,900	1,900,754
Mitsubishi UFJ Lease & Finance Co., Ltd.	2,490	99,452
Mitsui & Co., Ltd.	56,100	811,993
Mitsui Chemicals, Inc.	22,000	73,307
Mitsui Engineering & Shipbuilding Co., Ltd.	16,000	26,807
Mitsui Fudosan Co., Ltd.	27,000	427,334
Mitsui O.S.K. Lines Ltd.	34,000	130,307
Mizuho Financial Group, Inc.	746,350	1,077,982
MS&AD Insurance Group Holdings, Inc.	18,038	390,951
Murata Manufacturing Co., Ltd.	13,100	706,795
Nabtesco Corp.	2,600	49,264
Namco Bandai Holdings, Inc.	7,600	102,673
NEC Corp.*	79,000	160,479
NGK Insulators Ltd.	8,000	120,478
NGK Spark Plug Co., Ltd.	7,000	94,769
NHK Spring Co., Ltd.	6,000	52,926
Nidec Corp.	10,200	820,531
Nikon Corp.	10,500	246,726
Nintendo Co., Ltd.	4,700	684,594
Nippon Building Fund, Inc. (REIT)	16	165,386
Nippon Electric Glass Co., Ltd.	14,000	126,842
Nippon Express Co., Ltd.	31,000	132,033
Nippon Meat Packers, Inc.	4,000	51,957
Nippon Paper Group, Inc.	2,368	62,961
Nippon Sheet Glass Co., Ltd.	30,000	67,005
Nippon Steel Corp.	1,027,000	2,939,699
Nippon Telegraph & Telephone Corp.	16,192	778,199
Nippon Yusen KK	46,000	124,182

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Nishi-Nippon City Bank Ltd.	25,000	$76,791
Nissan Motor Co., Ltd.	84,000	742,329
Nisshin Seifun Group, Inc.	8,000	104,373
Nisshin Steel Co., Ltd.	25,000	44,671
Nissin Foods Holdings Co., Ltd.	1,500	60,438
Nitori Holdings Co., Ltd.	1,450	145,884
Nitto Denko Corp.	5,400	212,723
NKSJ Holdings, Inc.	13,223	292,119
NOK Corp.	2,700	48,550
Nomura Holdings, Inc.	120,400	438,727
Nomura Real Estate Holdings, Inc.	2,100	31,672
Nomura Real Estate Office Fund, Inc. (REIT)	10	60,941
Nomura Research Institute Ltd.	4,100	93,196
NSK Ltd.	17,000	124,778
NTN Corp.	20,000	93,754
NTT Data Corp.	36	111,070
NTT DoCoMo, Inc.	499	909,627
NTT Urban Development Corp.	19	13,793
Obayashi Corp.	26,000	128,861
Odakyu Electric Railway Co., Ltd.	23,000	218,550
OJI Paper Co., Ltd.	24,000	131,741
Olympus Corp.	7,800	240,778
Omron Corp.	18,200	356,471
Ono Pharmaceutical Co., Ltd.	3,200	190,551
Oracle Corp. Japan	1,700	59,796
Oriental Land Co., Ltd.	1,800	192,080
ORIX Corp.	3,670	286,003
Osaka Gas Co., Ltd.	58,000	241,090
Otsuka Corp.	200	13,770
Otsuka Holdings Co., Ltd.	8,300	226,990
Panasonic Corp.	72,800	703,624
Paramount Bed Holdings Co., Ltd.*	—	—
Rakuten, Inc.	222	259,244
Resona Holdings, Inc.	60,657	287,192
Ricoh Co., Ltd.	21,000	175,686
Rinnai Corp.	1,000	83,584
Rohm Co., Ltd.	3,600	187,107
Sankyo Co., Ltd.	1,500	80,922
Santen Pharmaceutical Co., Ltd.	2,000	83,585
SBI Holdings, Inc.	533	46,041
Secom Co., Ltd.	76,600	3,682,826
Sega Sammy Holdings, Inc.	6,100	142,473
Seiko Epson Corp.	3,400	43,086
Sekisui Chemical Co., Ltd.	17,000	142,683
Sekisui House Ltd.	21,000	197,926
Seven & I Holdings Co., Ltd.	24,800	696,187
Seven Bank Ltd.	15	29,195
Sharp Corp.	31,000	260,277
Shikoku Electric Power Co., Inc.	6,000	165,039
Shimadzu Corp.	6,000	50,537
Shimamura Co., Ltd.	600	62,883
Shimano, Inc.	2,900	153,359
Shimizu Corp.	17,000	74,927
Shin-Etsu Chemical Co., Ltd.	26,100	1,279,701
Shinsei Bank Ltd.	48,000	53,897
Shionogi & Co., Ltd.	9,100	134,680
Shiseido Co., Ltd.	11,000	213,044
Shizuoka Bank Ltd.	18,000	188,343
Showa Denko KK	63,000	124,041
Showa Shell Sekiyu KK	8,400	59,850
SMC Corp.	5,500	803,141
Softbank Corp.	28,000	819,641
Sojitz Corp.	53,000	96,844
Sony Corp.	33,800	648,666
Sony Financial Holdings, Inc.	6,900	104,348
Square Enix Holdings Co., Ltd.	2,100	37,739
Stanley Electric Co., Ltd.	3,800	57,398
Sumco Corp.*	4,600	42,985
Sumitomo Chemical Co., Ltd.	48,000	184,613
Sumitomo Corp.	71,300	881,582
Sumitomo Electric Industries Ltd.	26,300	307,739
Sumitomo Heavy Industries Ltd.	16,000	82,051
Sumitomo Metal Industries Ltd.	121,000	250,573
Sumitomo Metal Mining Co., Ltd.	17,000	225,336
Sumitomo Mitsui Financial Group, Inc.	44,184	1,246,965
Sumitomo Mitsui Trust Holdings, Inc.	98,070	324,201
Sumitomo Realty & Development Co., Ltd.	108,000	2,075,296
Sumitomo Rubber Industries Ltd.	4,500	57,573
Suruga Bank Ltd.	4,000	38,893
Suzuken Co., Ltd.	1,400	37,577
Suzuki Motor Corp.	10,500	230,975
Sysmex Corp.	3,000	107,760
T&D Holdings, Inc.	21,300	200,473
Taisei Corp.	43,000	118,601
Taisho Pharmaceutical Co., Ltd.†	3,000	73,668
Taiyo Nippon Sanso Corp.	11,000	76,438
Takashimaya Co., Ltd.	6,000	43,646
Takeda Pharmaceutical Co., Ltd.	25,600	1,215,486
TDK Corp.	4,200	146,159
Teijin Ltd.	31,000	111,163
Terumo Corp.	5,900	306,867
THK Co., Ltd.	3,300	55,056
Tobu Railway Co., Ltd.	35,000	164,914
Toho Co., Ltd.	2,700	47,154
Toho Gas Co., Ltd.	10,000	65,650
Tohoku Electric Power Co., Inc.	14,200	196,572
Tokio Marine Holdings, Inc.	23,400	593,156
Tokyo Electric Power Co., Inc.*	47,200	144,824
Tokyo Electron Ltd.	5,400	244,614
Tokyo Gas Co., Ltd.	80,000	372,643
Tokyu Corp.	42,000	210,866
Tokyu Land Corp.	11,000	39,504
TonenGeneral Sekiyu KK	11,000	126,153
Toppan Printing Co., Ltd.	21,000	153,010
Toray Industries, Inc.	48,000	336,377
Toshiba Corp.	136,000	554,572
Tosoh Corp.	12,000	37,493
TOTO Ltd.	12,000	106,011
Toyo Seikan Kaisha Ltd.	6,400	96,927
Toyo Suisan Kaisha Ltd.	3,000	82,210
Toyoda Gosei Co., Ltd.	1,400	26,493
Toyota Boshoku Corp.	1,400	20,029
Toyota Industries Corp.	6,600	191,967
Toyota Motor Corp.	113,400	3,876,515
Toyota Tsusho Corp.	8,300	141,820
Trend Micro, Inc.	4,100	127,976
Tsumura & Co.	1,600	50,989
Ube Industries Ltd.	40,000	132,625
Unicharm Corp.	4,200	201,594
Ushio, Inc.	2,800	42,532
USS Co., Ltd.	760	64,646
West Japan Railway Co.	5,400	231,576
Yahoo! Japan Corp.	1,665	517,283
Yakult Honsha Co., Ltd.	2,700	84,002
Yamada Denki Co., Ltd.	27,190	1,898,340
Yamaguchi Financial Group, Inc.	9,000	90,764
Yamaha Corp.	6,100	65,841
Yamaha Motor Co., Ltd.*	8,300	108,703

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Yamato Holdings Co., Ltd.	12,000	$218,403
Yamato Kogyo Co., Ltd.	1,400	36,619
Yamazaki Baking Co., Ltd.	4,000	60,724
Yaskawa Electric Corp.	5,000	37,715
Yokogawa Electric Corp.*	9,300	87,648

		107,089,555

Luxembourg (0.7%)
ArcelorMittal S.A.	28,833	460,493
Millicom International Cellular S.A. (New York Exchange)	41,425	4,105,218
Millicom International Cellular S.A. (Quote MTF Exchange) (SDR)	2,345	234,847
SES S.A. (FDR)	10,633	258,187
Tenaris S.A.	16,932	215,093

		5,273,838

Macau (0.1%)
Sands China Ltd.*	218,933	503,543
Wynn Macau Ltd.	46,000	106,272

		609,815

Mauritius (0.0%)
Essar Energy plc*	9,424	36,530

Mexico (0.6%)
America Movil S.A.B. de C.V. (Frankfurt Exchange) (ADR)	12,878	284,346
America Movil S.A.B. de C.V. (New York Exchange) (ADR)	5,200	114,816
Fresnillo plc	5,968	146,854
Grupo Elektra S.A. de C.V.	27,700	2,107,253
Wal-Mart de Mexico S.A.B. de C.V.	731,100	1,676,394

		4,329,663

Netherlands (4.8%)
Aegon N.V.*	54,492	219,685
Akzo Nobel N.V.	7,642	337,837
ASML Holding N.V.	156,301	5,431,177
Core Laboratories N.V.	57,600	5,174,208
Corio N.V. (REIT)	2,258	103,913
Delta Lloyd N.V.	2,573	40,640
European Aeronautic Defence and Space Co. N.V.	13,568	380,657
Fugro N.V. (CVA)	2,226	112,713
Heineken Holding N.V.	4,186	161,472
Heineken N.V.	8,342	372,800
ING Groep N.V. (CVA)*	247,828	1,744,217
Koninklijke (Royal) KPN N.V.	170,437	2,243,725
Koninklijke Ahold N.V.	38,000	446,811
Koninklijke Boskalis Westminster N.V.	1,968	60,544
Koninklijke DSM N.V.	4,809	209,077
Koninklijke Philips Electronics N.V.	33,158	593,551
Koninklijke Vopak N.V.	1,956	93,710
PostNL N.V.	12,030	52,680
QIAGEN N.V.*	8,716	120,366
Randstad Holding N.V.	3,572	113,946
Reed Elsevier N.V.	72,913	797,323
Royal Dutch Shell plc (BATS Europe Exchange), Class A	128,447	3,988,113
Royal Dutch Shell plc (Euro Comp Exchange), Class A	117,673	3,649,665
Royal Dutch Shell plc, Class B	89,153	2,769,072
SBM Offshore N.V.	5,529	95,879
Sensata Technologies Holding N.V.*	117,565	3,110,770
TNT Express N.V.	13,777	95,059
Unilever N.V. (CVA)	54,161	1,715,496
Wolters Kluwer N.V.	9,087	147,155
Yandex N.V., Class A*	36,849	752,088

		35,134,349

New Zealand (0.1%)
Auckland International Airport Ltd.	26,544	46,112
Contact Energy Ltd.*	10,143	41,906
Fletcher Building Ltd.	25,169	146,241
Sky City Entertainment Group Ltd.	25,800	64,945
Telecom Corp. of New Zealand Ltd.	63,135	124,846

		424,050

Norway (1.3%)
Aker Solutions ASA	4,621	44,339
DnB NOR ASA	347,199	3,466,167
Gjensidige Forsikring ASA	5,245	54,297
Norsk Hydro ASA	345,512	1,569,787
Orkla ASA	23,554	179,208
Renewable Energy Corp. ASA*	19,768	17,335
Statoil ASA	36,814	786,599
Statoil ASA (ADR)	131,100	2,825,205
Telenor ASA	25,768	397,233
Yara International ASA	6,550	249,788

		9,589,958

Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)*	112,858	29,280
Banco Espirito Santo S.A. (Registered)	14,683	38,879
Cimpor Cimentos de Portugal SGPS S.A.	9,376	62,822
EDP - Energias de Portugal S.A.	59,847	183,811
Galp Energia SGPS S.A., Class B	6,811	124,119
Jeronimo Martins SGPS S.A.	7,324	114,121
Portugal Telecom SGPS S.A. (Registered)	21,091	153,791

		706,823

Singapore (1.0%)
Ascendas Real Estate Investment Trust (REIT)	49,000	75,676
CapitaLand Ltd.	78,000	145,407
CapitaMall Trust (REIT)	49,000	68,043
CapitaMalls Asia Ltd.	60,032	54,812
City Developments Ltd.	19,000	137,922
ComfortDelGro Corp., Ltd.	76,000	75,559
Cosco Corp., (Singapore) Ltd.	23,000	15,809
DBS Group Holdings Ltd.	56,000	502,027
Fraser and Neave Ltd.	33,000	144,444
Genting Singapore plc*	2,180,677	2,534,196
Global Logistic Properties Ltd.*	52,000	65,244
Golden Agri-Resources Ltd.	190,576	87,526
Hutchison Port Holdings Trust, Class U	172,000	113,793
Jardine Cycle & Carriage Ltd.	4,000	126,977
Keppel Corp., Ltd.	44,800	262,418
Keppel Land Ltd.	19,000	37,122
Neptune Orient Lines Ltd.	19,000	15,632
Olam International Ltd.	50,962	86,885
Oversea-Chinese Banking Corp., Ltd.	83,525	513,999
SembCorp Industries Ltd.	37,000	95,478
SembCorp Marine Ltd.	23,000	56,261
Singapore Airlines Ltd.	18,000	155,742
Singapore Exchange Ltd.	25,000	125,419
Singapore Press Holdings Ltd.	55,000	157,187
Singapore Technologies Engineering Ltd.	48,000	101,747
Singapore Telecommunications Ltd.	270,000	651,889
StarHub Ltd.	29,000	63,102
United Overseas Bank Ltd.	42,000	540,605
UOL Group Ltd.	18,000	56,699

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Wilmar International Ltd.	61,000	$241,969

		7,309,589

South Korea (0.3%)
Hanjin Shipping Co., Ltd.	61,600	531,403
POSCO	4,200	1,291,299
Samsung Electronics Co., Ltd.	808	566,014

		2,388,716

Spain (2.3%)
Abertis Infraestructuras S.A.	11,983	184,134
Acciona S.A.	1,037	87,538
Acerinox S.A.	2,131	23,963
ACS Actividades de Construccion y Servicios S.A.	4,745	167,424
Amadeus IT Holding S.A., Class A	9,544	153,208
Banco Bilbao Vizcaya Argentaria S.A.	189,906	1,547,373
Banco de Sabadell S.A.	32,625	116,852
Banco Popular Espanol S.A.	28,732	132,298
Banco Santander S.A.	275,836	2,254,971
Bankia S.A.*	28,435	138,990
Bankinter S.A.	10,548	57,451
CaixaBank	25,355	111,816
Distribuidora Internacional de Alimentacion S.A.*	19,446	76,579
EDP Renovaveis S.A.*	10,233	55,845
Enagas S.A.	5,174	95,282
Ferrovial S.A.	13,481	153,997
Fomento de Construcciones y Contratas S.A.	1,127	27,852
Gas Natural SDG S.A.	10,523	179,363
Grifols S.A.*	4,422	82,717
Iberdrola S.A.	129,505	876,420
Inditex S.A.	50,838	4,353,651
Indra Sistemas S.A.	2,454	35,328
Mapfre S.A.	823,095	2,542,538
Mediaset Espana Comunicacion S.A.	3,504	19,895
Red Electrica Corporacion S.A.	3,279	149,635
Repsol YPF S.A.	25,561	673,479
Telefonica S.A.	135,811	2,603,674
Zardoya Otis S.A.	4,880	62,230

		16,964,503

Sweden (1.8%)
Alfa Laval AB	11,137	174,847
Assa Abloy AB, Class B	9,691	199,507
Atlas Copco AB, Class A	44,643	788,602
Atlas Copco AB, Class B	13,801	216,507
Boliden AB	8,132	83,887
Electrolux AB, Class B	7,364	107,951
Getinge AB, Class B	127,464	2,778,549
Hennes & Mauritz AB, Class B	84,929	2,536,925
Hexagon AB, Class B	8,436	109,798
Holmen AB, Class B	1,621	40,226
Husqvarna AB, Class B	17,251	69,644
Industrivarden AB, Class C	3,159	33,021
Investor AB, Class B	14,279	250,636
Kinnevik Investment AB, Class B	7,160	132,674
Modern Times Group AB, Class B	1,331	53,141
Nordea Bank AB	86,677	700,373
Ratos AB, Class B	6,714	77,210
Sandvik AB	32,399	372,173
Scania AB, Class B	11,380	162,245
Securitas AB, Class B	12,270	89,441
Skandinaviska Enskilda Banken AB, Class A	44,425	238,855
Skanska AB, Class B	12,395	171,340
SKF AB, Class B	12,253	230,920
SSAB AB, Class A	4,639	34,331
Svenska Cellulosa AB, Class B	18,875	229,490
Svenska Handelsbanken AB, Class A	15,725	399,764
Swedbank AB, Class A	25,695	283,143
Swedish Match AB	7,007	231,855
Tele2 AB, Class B	9,929	181,560
Telefonaktiebolaget LM Ericsson, Class B	97,564	934,821
TeliaSonera AB	73,825	487,137
Volvo AB, Class B	44,778	437,783

		12,838,356

Switzerland (8.2%)
ABB Ltd. (Registered)*	107,067	1,828,459
Actelion Ltd. (Registered)*	3,527	117,337
Adecco S.A. (Registered)*	4,104	160,930
Aryzta AG	2,479	107,378
Baloise Holding AG (Registered)	1,402	102,460
Cie Financiere Richemont S.A., Class A	16,934	751,712
Credit Suisse Group AG (Registered)*	61,385	1,592,890
Credit Suisse Group AG (ADR)	79,500	2,086,080
GAM Holding AG*	5,934	74,164
Geberit AG (Registered)*	1,210	222,441
Givaudan S.A. (Registered)*	276	215,618
Glencore International plc	25,402	157,220
Holcim Ltd. (Registered)*	15,528	820,922
Julius Baer Group Ltd.*	122,634	4,086,726
Kuehne + Nagel International AG (Registered)	1,868	208,950
Lindt & Spruengli AG	35	101,870
Lindt & Spruengli AG (Registered)	4	138,196
Lonza Group AG (Registered)*	1,460	87,638
Nestle S.A. (Registered)	186,459	10,249,712
Novartis AG (Registered)	94,117	5,252,627
Novartis AG (ADR)	46,600	2,598,882
Pargesa Holding S.A.	1,111	75,935
Roche Holding AG	72,658	11,689,342
Schindler Holding AG	1,616	173,028
Schindler Holding AG (Registered)	878	95,737
SGS S.A. (Registered)	463	702,174
Sika AG	61	107,846
Sonova Holding AG (Registered)*	1,450	130,845
STMicroelectronics N.V.	19,085	124,703
Straumann Holding AG (Registered)	316	49,405
Sulzer AG (Registered)	697	71,354
Swatch Group AG	11,703	3,835,272
Swatch Group AG (Registered)	1,682	100,521
Swiss Life Holding AG (Registered)*	901	98,482
Swiss Reinsurance Co., Ltd.*	11,617	540,679
Swisscom AG (Registered)	806	327,501
Syngenta AG (Registered)*	3,165	819,923
Transocean Ltd. (BATS Europe Exchange)	10,415	501,028
Transocean Ltd. (New York Exchange)	41,900	2,000,306
UBS AG (Registered)*	120,354	1,370,022
Wolseley plc	9,511	236,759
Xstrata plc	282,549	3,543,568
Zurich Financial Services AG*	9,442	1,954,739

		59,511,381

Taiwan (1.2%)
Advanced Semiconductor Engineering, Inc. (ADR)	761,300	3,212,686

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	460,138	$5,259,377

		8,472,063

United Kingdom (14.5%)
3i Group plc	32,514	94,583
Admiral Group plc	6,237	122,280
Aggreko plc	8,206	207,243
AMEC plc	11,118	139,840
Anglo American plc	43,208	1,490,054
Antofagasta plc	13,212	187,590
ARM Holdings plc	320,908	2,746,638
ARM Holdings plc (ADR)	248,100	6,326,550
Associated British Foods plc	11,893	203,977
AstraZeneca plc	45,238	2,002,988
Autonomy Corp. plc*	7,206	285,431
Aviva plc	150,692	712,040
Babcock International Group plc	11,991	121,886
BAE Systems plc	115,820	477,492
Balfour Beatty plc	23,696	93,618
Barclays plc	566,599	1,390,901
BG Group plc	177,529	3,380,559
BHP Billiton plc	70,151	1,858,859
BP plc	620,308	3,720,548
British American Tobacco plc	88,786	3,763,188
British Land Co. plc (REIT)	29,707	219,383
British Sky Broadcasting Group plc	380,135	3,902,730
BT Group plc, Class A	259,746	696,281
Bunzl plc	10,989	130,520
Burberry Group plc	51,661	935,141
Cairn Energy plc*	43,780	189,737
Capita Group plc	20,877	228,185
Capital Shopping Centres Group plc (REIT)	16,532	83,986
Carnival plc	5,549	171,707
Centrica plc	299,735	1,377,863
Cobham plc	38,352	104,028
Compass Group plc	62,136	502,461
Diageo plc	244,043	4,643,104
Eurasian Natural Resources Corp.	8,489	75,602
G4S plc	42,319	175,463
GKN plc	50,952	137,749
GlaxoSmithKline plc	220,579	4,554,178
Hammerson plc (REIT)	23,536	137,371
HSBC Holdings plc	136,233	1,047,766
HSBC Holdings plc (London Exchange)	803,323	6,122,398
ICAP plc	84,818	539,134
Imperial Tobacco Group plc	55,526	1,875,141
Inmarsat plc	14,605	110,966
Intercontinental Hotels Group plc	8,613	139,820
International Consolidated Airlines Group S.A.*	31,006	73,003
International Power plc	51,006	241,624
Intertek Group plc	5,300	151,959
Invensys plc	27,024	93,917
Investec plc	13,763	74,224
ITV plc*	107,268	98,422
J Sainsbury plc	39,569	168,104
Johnson Matthey plc	7,193	176,065
Kazakhmys plc	7,170	87,799
Kingfisher plc	79,120	303,280
Land Securities Group plc (REIT)	25,330	252,299
Legal & General Group plc	196,397	293,932
Lloyds Banking Group plc*	1,358,133	720,165
London Stock Exchange Group plc	4,933	61,898
Lonmin plc	5,134	83,508
Man Group plc	175,159	453,002
Marks & Spencer Group plc	170,402	828,389
Meggitt plc	45,620	236,727
National Grid plc	115,383	1,144,031
Next plc	5,696	222,956
Old Mutual plc	189,202	305,907
Pearson plc	27,169	478,213
Petrofac Ltd.	7,884	145,862
Prudential plc	233,771	2,000,888
Randgold Resources Ltd.	3,019	293,812
Reckitt Benckiser Group plc	20,284	1,025,496
Reed Elsevier plc	274,401	2,090,424
Resolution Ltd.	48,205	185,025
Rexam plc	29,378	140,887
Rio Tinto plc	61,113	2,699,048
Rio Tinto plc (ADR)	85,800	3,782,064
Rolls-Royce Holdings plc*	331,676	3,041,057
Royal Bank of Scotland Group plc*	566,441	202,786
RSA Insurance Group plc	114,322	196,094
SABMiller plc	31,392	1,020,303
Sage Group plc	44,002	174,464
Schroders plc	4,067	80,694
Scottish & Southern Energy plc	30,928	618,525
Segro plc (REIT)	21,225	72,469
Serco Group plc	16,438	130,242
Severn Trent plc	7,927	189,693
Smith & Nephew plc	29,672	266,769
Smiths Group plc	13,063	201,256
Standard Chartered plc	310,393	6,195,251
Standard Life plc	74,922	232,033
Subsea 7 S.A.*	9,283	176,486
Tesco plc	395,430	2,313,048
TUI Travel plc	18,728	43,156
Tullow Oil plc	217,681	4,416,461
Unilever plc	84,405	2,644,050
United Utilities Group plc	22,841	221,222
Vedanta Resources plc	4,570	77,821
Vodafone Group plc	2,258,668	5,832,660
Weir Group plc	6,560	157,179
Whitbread plc	5,868	143,776
WM Morrison Supermarkets plc	70,471	317,769

		105,305,173

United States (0.7%)
Carnival Corp.	67,700	2,051,310
Sims Metal Management Ltd.	4,602	54,648
Synthes, Inc.	2,052	331,788
Wynn Resorts Ltd.	20,499	2,359,025

		4,796,771

Total Common Stocks (87.6%) (Cost $644,530,799)		638,184,159

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.9%)
iShares MSCI EAFE Index Fund	82,100	3,920,275
iShares MSCI United Kingdom Index Fund	149,500	2,208,115

Total Investment Companies (0.9%) (Cost $6,671,747)		6,128,390

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Rights	Value (Note 1)
RIGHTS:
Spain (0.0%)
Banco Bilbao Vizcaya Argentaria S.A., expiring 10/14/11*	189,906	$27,987
CaixaBank, expiring 10/13/11*	25,355	2,072

Total Rights (0.0%) (Cost $—)		30,059

	Number of Warrants	Value (Note 1)
WARRANT:
Singapore (0.0%)
Golden Agri-Resources Ltd., expiring 7/23/12* (Cost $—)	155	13

Total Investments (88.5%) (Cost $651,202,546)		644,342,621
Other Assets Less Liabilities (11.5%)		83,926,007

Net Assets (100%)		$728,268,628

*	Non-income producing.

†	Securities (totaling $73,668 or 0.0% of net assets) at fair value by management.

‡	Affiliated company as defined under the Investment Company Act of 1940.

Glossary:

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVA — Dutch Certification

FDR — Finnish Depositary Receipt

PPS — Price Protected Share

RNC — Risparmio Non-Convertible Savings Shares

SDR — Swedish Certification

Market Sector Diversification
As a Percentage of Total Net Assets
Consumer Discretionary	11 .1%
Consumer Staples	8 .0
Energy	8 .6
Exchange Traded Funds	0 .9
Financials	17 .2
Health Care	9 .2
Industrials	9 .7
Information Technology	8 .5
Materials	8 .2
Telecommunication Services	4 .7
Utilities	2 .4
Cash and Other	11 .5

100 .0%

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
AXA Asia Pacific Holdings Ltd.	$269,791	$—	$240,313	$—	$3,941	$16,640
AXA S.A.	925,330	—	—	722,164	48,316	—
BlackRock Liquidity Funds TempFund	2,903,453	25,042,580	27,946,033	—	2,523	—

	$4,098,574	$25,042,580	$28,186,346	$722,164	$54,780	$16,640

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchase	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
E-Mini MSCI EAFE Index	5	December-11	$344,874	$336,650	$(8,224)

Sales
DJ EURO Stoxx 50 Index	1,786	December-11	$48,042,106	$51,588,628	$(3,546,522)
FTSE 100 Index	402	December-11	31,636,384	31,911,266	(274,882)
SPI 200 Index	132	December-11	12,587,025	12,773,640	(186,615)
TOPIX Index	340	December-11	32,251,810	33,391,676	(1,139,866)

					$(5,147,885)

					$(5,156,109)

At September 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	4,556	$4,369,810	$4,676,331	$(306,521)
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	2,750	2,636,963	2,799,623	(162,660)
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	2,700	2,589,489	2,646,329	(56,840)
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	1,752	1,680,290	1,766,804	(86,514)
British Pound vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	7,286	11,353,501	11,497,476	(143,975)
British Pound vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	4,170	6,498,222	6,522,822	(24,600)
British Pound vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	5,119	7,977,074	8,083,935	(106,861)
British Pound vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	2,626	4,092,477	4,104,619	(12,142)
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	14,334	19,198,244	19,742,792	(544,548)
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	8,800	11,786,280	11,963,116	(176,836)
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	9,938	13,310,460	13,752,751	(442,291)
European Union Euro vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	4,464	5,978,456	6,072,685	(94,229)
Japanese Yen vs. U.S. Dollar, expiring 10/11/11	State Street Bank & Trust	293,359	3,803,810	3,741,658	62,152
Japanese Yen vs. U.S. Dollar, expiring 10/11/11	State Street Bank & Trust	105,399	1,366,648	1,358,500	8,148
Japanese Yen vs. U.S. Dollar, expiring 10/11/11	State Street Bank & Trust	961,745	12,470,360	12,306,708	163,652

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	777,327	$10,089,231	$10,123,554	$(34,323)
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	668,708	8,679,422	8,730,439	(51,017)
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	410,000	5,321,550	5,370,407	(48,857)
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	326,141	4,233,111	4,274,456	(41,345)

					$(2,099,607)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	1,456	$1,438,630	$1,396,790	$41,840
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	7,100	6,889,414	6,809,397	80,017
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	1,991	1,929,984	1,909,796	20,188
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	1,150	1,107,167	1,103,122	4,045
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	2,201	2,142,235	2,110,913	31,322
Australian Dollar vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	13,500	13,638,375	12,947,445	690,930
British Pound vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	1,788	2,805,523	2,786,911	18,612
British Pound vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	3,271	5,125,607	5,097,910	27,697
British Pound vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	3,032	4,648,013	4,725,025	(77,012)
British Pound vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	1,386	2,152,862	2,159,529	(6,667)
British Pound vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	11,590	17,878,850	18,061,006	(182,156)
British Pound vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	25,000	39,366,251	38,958,167	408,084
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	3,379	4,604,905	4,525,664	79,241
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	21,200	28,648,090	28,394,220	253,870
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	5,232	7,042,141	7,007,479	34,662
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	2,730	3,676,163	3,656,425	19,738
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	5,640	7,694,419	7,553,666	140,753
European Union Euro vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	45,000	61,560,000	60,270,750	1,289,250
Japanese Yen vs. U.S. Dollar, expiring 10/11/11	State Street Bank & Trust	1,360,503	16,841,512	17,640,817	(799,305)
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	241,972	3,159,761	3,140,649	19,112
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Credit Suisse First Boston	360,815	4,699,954	4,683,159	16,795
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	323,842	4,248,265	4,203,275	44,990
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	2,695,000	35,188,510	34,979,459	209,051

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	Deutsche Bank AG	148,118	$1,941,163	$1,922,478	$18,685
Japanese Yen vs. U.S. Dollar, expiring 12/16/11	HSBC Bank plc	1,348,200	17,698,023	17,498,815	199,208

					$2,582,950

					$483,343

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$9,888,393	$73,142,768	$—	$83,031,161
Consumer Staples	1,676,394	53,895,385	—	55,571,779
Energy	18,774,868	43,161,071	—	61,935,939
Financials	18,118,147	106,079,078	—	124,197,225
Health Care	10,906,585	54,423,600	73,668	65,403,853
Industrials	7,504,318	71,401,198	—	78,905,516
Information Technology	26,605,494	34,937,474	—	61,542,968
Materials	10,970,186	48,647,230	—	59,617,416
Telecommunication Services	6,307,247	26,345,257	—	32,652,504
Utilities	—	15,325,798	—	15,325,798
Forward Currency Contracts	—	3,882,042	—	3,882,042
Investment Companies
Exchange Traded Funds (ETFs)	6,128,390	—	—	6,128,390
Rights
Financials	—	30,059	—	30,059
Warrants
Consumer Staples	—	13	—	13

Total Assets	$116,880,022	$531,270,973	$73,668	$648,224,663

Liabilities:
Forward Currency Contracts	$—	$(3,398,699)	$—	$(3,398,699)
Futures	(5,156,109)	—	—	(5,156,109)

Total Liabilities	$(5,156,109)	$(3,398,699)	$—	$(8,554,808)

Total	$111,723,913	$527,872,274	$73,668	$639,669,855

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Health Care	Investments in Common Stocks-Industrials
Balance as of 12/31/10	$—	$35,243
Total gains or losses (realized/unrealized) included in earnings	8,007	(179)
Purchases	—	—
Sales	—	(35,064)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	65,661	—
Transfers out of Level 3	—	—

Balance as of 9/30/11	$73,668	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$8,007	$—

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$202,144,553
Net Proceeds of Sales and Redemptions:
Stocks	$203,494,845

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$53,782,514
Aggregate gross unrealized depreciation	(74,889,570)

Net unrealized depreciation	$(21,107,056)

Federal income tax cost of investments	$665,449,677

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.8%)
Auto Components (0.2%)
Goodyear Tire & Rubber Co.*	4,600	$46,414
Johnson Controls, Inc.	12,800	337,536
Lear Corp.	12,700	544,830
TRW Automotive Holdings Corp.*	8,600	281,478

		1,210,258

Automobiles (0.3%)
Ford Motor Co.*	127,110	1,229,154
General Motors Co.*	21,300	429,834
Harley-Davidson, Inc.	4,400	151,052

		1,810,040

Distributors (0.0%)
Genuine Parts Co.	3,000	152,400

Diversified Consumer Services (0.0%)
Apollo Group, Inc., Class A*	2,300	91,103
DeVry, Inc.	1,200	44,352
H&R Block, Inc.	5,700	75,867

		211,322

Hotels, Restaurants & Leisure (1.8%)
Carnival Corp.	8,100	245,430
Chipotle Mexican Grill, Inc.*	598	181,164
Darden Restaurants, Inc.	2,600	111,150
International Game Technology	5,600	81,368
Las Vegas Sands Corp.*	46,520	1,783,577
Life Time Fitness, Inc.*	87,020	3,206,687
Marriott International, Inc., Class A	29,290	797,860
McDonald’s Corp.	22,700	1,993,514
Starbucks Corp.	14,200	529,518
Starwood Hotels & Resorts Worldwide, Inc.	3,700	143,634
Vail Resorts, Inc.	32,460	1,226,663
Wyndham Worldwide Corp.	3,200	91,232
Wynn Resorts Ltd.	1,500	172,620
Yum! Brands, Inc.	8,800	434,632

		10,999,049

Household Durables (0.4%)
D.R. Horton, Inc.	5,300	47,912
Harman International Industries, Inc.	1,300	37,154
Leggett & Platt, Inc.	2,700	53,433
Lennar Corp., Class A	3,000	40,620
Newell Rubbermaid, Inc.	5,500	65,285
NVR, Inc.*	600	362,388
Pulte Group, Inc.*	376,907	1,488,783
Whirlpool Corp.	1,400	69,874

		2,165,449

Internet & Catalog Retail (0.5%)
Amazon.com, Inc.*	8,900	1,924,447
Expedia, Inc.	3,700	95,275
Netflix, Inc.*	6,400	724,224
priceline.com, Inc.*	1,000	449,460

		3,193,406

Leisure Equipment & Products (0.0%)
Hasbro, Inc.	2,500	81,525
Mattel, Inc.	6,500	168,285

		249,810

Media (2.8%)
Cablevision Systems Corp. - New York Group, Class A	4,300	67,639
CBS Corp., Class B	192,285	3,918,768
Comcast Corp., Class A	107,800	2,253,020
DIRECTV, Class A*	78,094	3,299,471
Discovery Communications, Inc., Class A*	5,217	196,264
Gannett Co., Inc.	21,000	200,130
Interpublic Group of Cos., Inc.	9,200	66,240
McGraw-Hill Cos., Inc.	15,700	643,700
News Corp., Class A	58,700	908,089
Omnicom Group, Inc.	5,300	195,252
Scripps Networks Interactive, Inc., Class A	1,700	63,189
Time Warner Cable, Inc.	36,184	2,267,651
Time Warner, Inc.	20,233	606,383
Viacom, Inc., Class B	32,200	1,247,428
Walt Disney Co.	35,700	1,076,712
Washington Post Co., Class B	100	32,697

		17,042,633

Multiline Retail (0.4%)
Big Lots, Inc.*	13,900	484,137
Family Dollar Stores, Inc.	2,300	116,978
J.C. Penney Co., Inc.	4,000	107,120
Kohl’s Corp.	5,300	260,230
Macy’s, Inc.	8,000	210,560
Nordstrom, Inc.	3,200	146,176
Sears Holdings Corp.*	800	46,016
Target Corp.	18,000	882,720

		2,253,937

Specialty Retail (4.1%)
Abercrombie & Fitch Co., Class A	1,700	104,652
AutoNation, Inc.*	1,200	39,336
AutoZone, Inc.*	5,370	1,714,050
Bed Bath & Beyond, Inc.*	4,700	269,357
Best Buy Co., Inc.	141,900	3,306,270
CarMax, Inc.*	4,178	99,645
Foot Locker, Inc.	17,000	341,530
GameStop Corp., Class A*	11,600	267,960
Gap, Inc.	233,000	3,783,920
Home Depot, Inc.	41,200	1,354,244
Limited Brands, Inc.	17,300	666,223
Lowe’s Cos., Inc.	52,200	1,009,548
Office Depot, Inc.*	626,900	1,291,414
OfficeMax, Inc.*	196,200	951,570
O’Reilly Automotive, Inc.*	2,600	173,238
Ross Stores, Inc.	8,300	653,127
Staples, Inc.	487,300	6,481,090
Tiffany & Co.	18,625	1,132,773
TJX Cos., Inc.	31,770	1,762,282
Urban Outfitters, Inc.*	2,347	52,385

		25,454,614

Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc.	40,280	2,087,712
Lululemon Athletica, Inc.*	16,480	801,752
NIKE, Inc., Class B	53,450	4,570,510
Ralph Lauren Corp.	1,200	155,640
VF Corp.	1,700	206,584

		7,822,198

Total Consumer Discretionary		72,565,116

Consumer Staples (5.6%)
Beverages (1.1%)
Brown-Forman Corp., Class B	2,000	140,280
Coca-Cola Co.	50,400	3,405,024
Coca-Cola Enterprises, Inc.	6,100	151,768
Constellation Brands, Inc., Class A*	33,200	597,600
Dr. Pepper Snapple Group, Inc.	4,200	162,876
Fortune Brands, Inc.	2,900	156,832
Molson Coors Brewing Co., Class B	3,000	118,830

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
PepsiCo, Inc.	29,893	$1,850,377

		6,583,587

Food & Staples Retailing (0.9%)
Costco Wholesale Corp.	8,300	681,596
CVS Caremark Corp.	25,600	859,648
Kroger Co.	47,400	1,040,904
Safeway, Inc.	6,600	109,758
SUPERVALU, Inc.	4,000	26,640
Sysco Corp.	11,000	284,900
Walgreen Co.	17,300	568,997
Wal-Mart Stores, Inc.	30,431	1,579,369
Whole Foods Market, Inc.	2,800	182,868

		5,334,680

Food Products (0.9%)
Archer-Daniels-Midland Co.	12,900	320,049
Bunge Ltd.	8,900	518,781
Campbell Soup Co.	3,400	110,058
ConAgra Foods, Inc.	25,500	617,610
Dean Foods Co.*	3,400	30,158
General Mills, Inc.	16,700	642,449
H.J. Heinz Co.	6,100	307,928
Hershey Co.	2,900	171,796
Hormel Foods Corp.	2,600	70,252
J.M. Smucker Co.	2,200	160,358
Kellogg Co.	4,700	249,993
Kraft Foods, Inc., Class A	33,200	1,114,856
McCormick & Co., Inc. (Non-Voting)	2,500	115,400
Mead Johnson Nutrition Co.	3,893	267,955
Sara Lee Corp.	11,000	179,850
Smithfield Foods, Inc.*	9,100	177,450
Tyson Foods, Inc., Class A	40,000	694,400

		5,749,343

Household Products (1.0%)
Clorox Co.	2,500	165,825
Colgate-Palmolive Co.	9,300	824,724
Kimberly-Clark Corp.	10,300	731,403
Procter & Gamble Co.	71,100	4,492,098

		6,214,050

Personal Products (0.3%)
Avon Products, Inc.	8,100	158,760
Estee Lauder Cos., Inc., Class A	18,560	1,630,310

		1,789,070

Tobacco (1.4%)
Altria Group, Inc.	108,553	2,910,306
Lorillard, Inc.	9,000	996,300
Philip Morris International, Inc.	66,713	4,161,557
Reynolds American, Inc.	8,800	329,824

		8,397,987

Total Consumer Staples		34,068,717

Energy (10.0%)
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	8,263	381,420
Cameron International Corp.*	4,600	191,084
Diamond Offshore Drilling, Inc.	1,300	71,162
FMC Technologies, Inc.*	4,500	169,200
Halliburton Co.	17,300	527,996
Helmerich & Payne, Inc.	8,793	356,996
McDermott International, Inc.*	19,200	206,592
Nabors Industries Ltd.*	5,400	66,204
National Oilwell Varco, Inc.	8,000	409,760
Noble Corp.*	4,693	137,739
Rowan Cos., Inc.*	2,400	72,456
Schlumberger Ltd.	50,078	2,991,159
Transocean Ltd.	146,870	7,011,574

		12,593,342

Oil, Gas & Consumable Fuels (7.9%)
Alpha Natural Resources, Inc.*	4,250	75,183
Anadarko Petroleum Corp.	22,600	1,424,930
Apache Corp.	7,300	585,752
BP plc (ADR)	19,400	699,758
Cabot Oil & Gas Corp.	2,000	123,820
Chesapeake Energy Corp.	12,400	316,820
Chevron Corp.	68,735	6,359,362
ConocoPhillips	54,200	3,431,944
Consol Energy, Inc.	4,300	145,899
Denbury Resources, Inc.*	7,505	86,308
Devon Energy Corp.	18,700	1,036,728
El Paso Corp.	14,500	253,460
EOG Resources, Inc.	5,100	362,151
EQT Corp.	2,800	149,408
Exxon Mobil Corp.#	223,926	16,263,745
Hess Corp.	42,907	2,250,901
INPEX Corp.	945	5,823,474
Marathon Oil Corp.	46,200	996,996
Marathon Petroleum Corp.	28,750	777,975
Murphy Oil Corp.	3,700	163,392
Newfield Exploration Co.*	2,500	99,225
Nexen, Inc.	10,700	165,743
Noble Energy, Inc.	3,400	240,720
Occidental Petroleum Corp.	31,955	2,284,783
Peabody Energy Corp.	5,100	172,788
Pioneer Natural Resources Co.	2,200	144,694
QEP Resources, Inc.	3,347	90,603
Range Resources Corp.	3,000	175,380
Royal Dutch Shell plc (ADR), Class A	6,070	373,426
SandRidge Energy, Inc.*	418,477	2,326,732
Southwestern Energy Co.*	6,600	219,978
Spectra Energy Corp.	12,200	299,266
Sunoco, Inc.	2,300	71,323
Tesoro Corp.*	12,900	251,163
Valero Energy Corp.	14,700	261,366
Williams Cos., Inc.	11,100	270,174

		48,775,370

Total Energy		61,368,712

Financials (11.4%)
Capital Markets (2.1%)
Ameriprise Financial, Inc.	4,600	181,056
Bank of New York Mellon Corp.	23,400	435,006
BlackRock, Inc.	1,862	275,595
Blackstone Group LP	16,235	194,495
Charles Schwab Corp.	300,000	3,381,000
E*TRADE Financial Corp.*	4,760	43,364
Federated Investors, Inc., Class B	1,700	29,801
Franklin Resources, Inc.	2,800	267,792
Goldman Sachs Group, Inc.	56,448	5,337,158
Invesco Ltd.	8,700	134,937
Janus Capital Group, Inc.	3,500	21,000
Legg Mason, Inc.	2,800	71,988
Morgan Stanley	125,188	1,690,038
Northern Trust Corp.	4,600	160,908
State Street Corp.	9,500	305,520
T. Rowe Price Group, Inc.	4,900	234,073

		12,763,731

Commercial Banks (2.6%)
BB&T Corp.	13,100	279,423
CIT Group, Inc.*	32,465	985,962
Comerica, Inc.	3,300	75,801

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Fifth Third Bancorp	17,300	$174,730
First Horizon National Corp.	4,897	29,186
Huntington Bancshares, Inc./Ohio	16,300	78,240
KeyCorp	17,900	106,147
M&T Bank Corp.	2,400	167,760
PNC Financial Services Group, Inc.	9,962	480,069
Regions Financial Corp.	23,700	78,921
SunTrust Banks, Inc.	10,100	181,295
Turkiye Garanti Bankasi A.S. (ADR)	964,000	3,769,240
U.S. Bancorp	286,030	6,733,146
Wells Fargo & Co.	119,500	2,882,340
Zions Bancorp	3,400	47,838

		16,070,098

Consumer Finance (0.4%)
American Express Co.	19,825	890,143
Capital One Financial Corp.	33,240	1,317,301
Discover Financial Services	10,300	236,282
SLM Corp.	9,900	123,255

		2,566,981

Diversified Financial Services (3.3%)
Bank of America Corp.	813,500	4,978,620
Citigroup, Inc.	111,294	2,851,352
CME Group, Inc.	1,300	320,320
IntercontinentalExchange, Inc.*	1,400	165,564
JPMorgan Chase & Co.	331,450	9,983,274
Leucadia National Corp.	3,700	83,916
Moody’s Corp.	20,800	633,360
NASDAQ OMX Group, Inc.*	2,800	64,792
NYSE Euronext	38,643	898,064

		19,979,262

Insurance (2.5%)
ACE Ltd.	15,465	937,179
Aflac, Inc.	8,800	307,560
Allstate Corp.	9,800	232,162
American International Group, Inc.*	8,188	179,726
Aon Corp.	6,200	260,276
Assurant, Inc.	1,800	64,440
Berkshire Hathaway, Inc., Class B*	32,742	2,325,992
Chubb Corp.	7,800	467,922
Cincinnati Financial Corp.	3,000	78,990
Genworth Financial, Inc., Class A*	566,700	3,252,858
Hartford Financial Services Group, Inc.	242,400	3,912,336
Lincoln National Corp.	5,900	92,217
Loews Corp.	5,800	200,390
Marsh & McLennan Cos., Inc.	10,300	273,362
MetLife, Inc.	19,988	559,864
Principal Financial Group, Inc.	6,000	136,020
Progressive Corp.	12,300	218,448
Prudential Financial, Inc.	9,200	431,112
Torchmark Corp.	2,100	73,206
Travelers Cos., Inc.	23,300	1,135,409
Unum Group	5,800	121,568
XL Group plc	5,800	109,040

		15,370,077

Real Estate Investment Trusts (REITs) (0.5%)
Apartment Investment & Management Co. (REIT), Class A	2,200	48,664
AvalonBay Communities, Inc. (REIT)	1,700	193,885
Boston Properties, Inc. (REIT)	2,800	249,480
Equity Residential (REIT)	5,600	290,472
HCP, Inc. (REIT)	7,600	266,456
Health Care REIT, Inc. (REIT)	3,300	154,440
Host Hotels & Resorts, Inc. (REIT)	12,958	141,760
Kimco Realty Corp. (REIT)	7,600	114,228
Plum Creek Timber Co., Inc. (REIT)	3,000	104,130
ProLogis, Inc. (REIT)	8,547	207,265
Public Storage (REIT)	2,700	300,645
Simon Property Group, Inc. (REIT)	5,609	616,878
Ventas, Inc. (REIT)	5,408	267,155
Vornado Realty Trust (REIT)	3,069	229,009
Weyerhaeuser Co. (REIT)	10,122	157,397

		3,341,864

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A*	5,500	74,030

Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	9,900	56,034
People’s United Financial, Inc.	7,100	80,940

		136,974

Total Financials		70,303,017

Health Care (11.2%)
Biotechnology (3.0%)
Alexion Pharmaceuticals, Inc.*	43,105	2,761,306
Amgen, Inc.	26,900	1,478,155
Biogen Idec, Inc.*	4,600	428,490
Celgene Corp.*	42,270	2,617,359
Cephalon, Inc.*	1,500	121,050
Gilead Sciences, Inc.*	279,485	10,844,018

		18,250,378

Health Care Equipment & Supplies (1.5%)
Alere, Inc.*	102,900	2,021,985
Baxter International, Inc.	10,800	606,312
Becton, Dickinson and Co.	4,200	307,944
Boston Scientific Corp.*	28,900	170,799
C.R. Bard, Inc.	1,600	140,064
CareFusion Corp.*	4,150	99,392
Covidien plc	9,376	413,482
DENTSPLY International, Inc.	2,600	79,794
Edwards Lifesciences Corp.*	2,138	152,397
Intuitive Surgical, Inc.*	800	291,424
Medtronic, Inc.	20,200	671,448
St. Jude Medical, Inc.	6,200	224,378
Stryker Corp.	6,300	296,919
Varian Medical Systems, Inc.*	65,948	3,439,848
Zimmer Holdings, Inc.*	3,600	192,600

		9,108,786

Health Care Providers & Services (1.7%)
Aetna, Inc.	10,000	363,500
AmerisourceBergen Corp.	5,200	193,804
Cardinal Health, Inc.	6,600	276,408
CIGNA Corp.	5,100	213,894
Community Health Systems, Inc.*	100,481	1,672,004
Coventry Health Care, Inc.*	2,800	80,668
DaVita, Inc.*	1,800	112,806
Express Scripts, Inc.*	59,550	2,207,518
Health Net, Inc.*	9,700	229,987
Humana, Inc.	3,200	232,736
Laboratory Corp. of America Holdings*	1,900	150,195
McKesson Corp.	6,600	479,820
Medco Health Solutions, Inc.*	7,600	356,364
Patterson Cos., Inc.	1,800	51,534
Quest Diagnostics, Inc.	3,000	148,080
Tenet Healthcare Corp.*	9,200	37,996
UnitedHealth Group, Inc.	42,100	1,941,652
WellPoint, Inc.	26,500	1,729,920

		10,478,886

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Technology (0.0%)
Cerner Corp.*	2,710	$185,689

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.*	6,600	206,250
Life Technologies Corp.*	3,400	130,662
PerkinElmer, Inc.	2,100	40,341
Thermo Fisher Scientific, Inc.*	124,509	6,305,136
Waters Corp.*	1,800	135,882

		6,818,271

Pharmaceuticals (3.9%)
Abbott Laboratories, Inc.	42,200	2,158,108
Allergan, Inc.	22,135	1,823,481
AstraZeneca plc (ADR)	26,300	1,166,668
Bristol-Myers Squibb Co.	32,224	1,011,189
Eli Lilly and Co.	19,200	709,824
Forest Laboratories, Inc.*	5,400	166,266
Hospira, Inc.*	3,200	118,400
Johnson & Johnson	81,200	5,173,252
Merck & Co., Inc.	79,841	2,611,599
Mylan, Inc.*	65,960	1,121,320
Pfizer, Inc.	313,850	5,548,868
Shire plc (ADR)	24,720	2,321,950
Watson Pharmaceuticals, Inc.*	2,400	163,800

		24,094,725

Total Health Care		68,936,735

Industrials (6.6%)
Aerospace & Defense (1.5%)
Boeing Co.	45,410	2,747,759
General Dynamics Corp.	9,600	546,144
Goodrich Corp.	2,400	289,632
Honeywell International, Inc.	14,900	654,259
ITT Corp.	3,500	147,000
L-3 Communications Holdings, Inc.	2,000	123,940
Lockheed Martin Corp.	5,400	392,256
Northrop Grumman Corp.	21,700	1,131,872
Precision Castparts Corp.	11,055	1,718,610
Raytheon Co.	6,700	273,829
Rockwell Collins, Inc.	2,900	153,004
Textron, Inc.	5,200	91,728
United Technologies Corp.	17,300	1,217,228

		9,487,261

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	3,100	212,257
Expeditors International of Washington, Inc.	4,000	162,200
FedEx Corp.	6,000	406,080
United Parcel Service, Inc., Class B	18,700	1,180,905

		1,961,442

Airlines (0.1%)
Delta Air Lines, Inc.*	65,600	492,000
Southwest Airlines Co.	14,900	119,796

		611,796

Building Products (0.0%)
Masco Corp.	6,700	47,704

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	1,950	48,906
Cintas Corp.	2,350	66,129
Iron Mountain, Inc.	3,750	118,575
Pitney Bowes, Inc.	3,850	72,380
R.R. Donnelley & Sons Co.	3,450	48,714
Republic Services, Inc.	5,700	159,942
Stericycle, Inc.*	1,650	133,188
Waste Management, Inc.	8,900	289,784

		937,618

Construction & Engineering (0.0%)
Fluor Corp.	3,300	153,615
Jacobs Engineering Group, Inc.*	2,400	77,496
Quanta Services, Inc.*	4,000	75,160

		306,271

Electrical Equipment (0.3%)
Emerson Electric Co.	14,200	586,602
Rockwell Automation, Inc.	18,925	1,059,800
Roper Industries, Inc.	1,800	124,038

		1,770,440

Industrial Conglomerates (2.3%)
3M Co.	13,500	969,165
Danaher Corp.	10,300	431,982
General Electric Co.	791,500	12,062,460
Tyco International Ltd.	11,920	485,740

		13,949,347

Machinery (1.1%)
Caterpillar, Inc.	16,800	1,240,512
Cummins, Inc.	4,700	383,802
Deere & Co.	24,275	1,567,437
Dover Corp.	3,500	163,100
Eaton Corp.	6,400	227,200
Flowserve Corp.	1,100	81,400
Illinois Tool Works, Inc.	9,410	391,456
Ingersoll-Rand plc	20,453	574,525
Joy Global, Inc.	2,011	125,446
Oshkosh Corp.*	86,000	1,353,640
PACCAR, Inc.	6,900	233,358
Pall Corp.	2,200	93,280
Parker Hannifin Corp.	7,000	441,910
Snap-on, Inc.	1,100	48,840
Stanley Black & Decker, Inc.	3,177	155,990

		7,081,896

Professional Services (0.0%)
Dun & Bradstreet Corp.	900	55,134
Equifax, Inc.	2,300	70,702
Robert Half International, Inc.	2,750	58,355

		184,191

Road & Rail (0.7%)
CSX Corp.	28,900	539,563
Norfolk Southern Corp.	6,700	408,834
Ryder System, Inc.	1,000	37,510
Union Pacific Corp.	37,165	3,035,266

		4,021,173

Trading Companies & Distributors (0.1%)
Fastenal Co.	5,500	183,040
W.W. Grainger, Inc.	1,100	164,494

		347,534

Total Industrials		40,706,673

Information Technology (17.7%)
Communications Equipment (0.9%)
Cisco Systems, Inc.	136,600	2,115,934
F5 Networks, Inc.*	1,600	113,680
Harris Corp.	2,400	82,008
JDS Uniphase Corp.*	4,200	41,874
Juniper Networks, Inc.*	68,435	1,181,188
Motorola Mobility Holdings, Inc.*	5,550	209,679
Motorola Solutions, Inc.	8,771	367,505
QUALCOMM, Inc.	31,600	1,536,708
Tellabs, Inc.	6,800	29,172

		5,677,748

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Computers & Peripherals (4.3%)
Apple, Inc.*	25,639	$9,773,074
Dell, Inc.*	587,320	8,310,578
EMC Corp.*	38,900	816,511
Hewlett-Packard Co.	224,596	5,042,180
Lexmark International, Inc., Class A*	1,400	37,842
NetApp, Inc.*	55,670	1,889,440
SanDisk Corp.*	4,500	181,575
Western Digital Corp.*	4,400	113,168

		26,164,368

Electronic Equipment, Instruments & Components (1.0%)
Amphenol Corp., Class A	50,955	2,077,435
Corning, Inc.	171,810	2,123,572
FLIR Systems, Inc.	3,000	75,150
Jabil Circuit, Inc.	3,700	65,823
Molex, Inc.	2,600	52,962
TE Connectivity Ltd.	69,145	1,945,740

		6,340,682

Internet Software & Services (2.9%)
Akamai Technologies, Inc.*	3,500	69,580
eBay, Inc.*	102,986	3,037,057
Google, Inc., Class A*	19,920	10,246,450
Monster Worldwide, Inc.*	2,350	16,873
VeriSign, Inc.	3,100	88,691
Yahoo!, Inc.*	332,700	4,378,332

		17,836,983

IT Services (3.4%)
Accenture plc, Class A	16,420	865,006
Amdocs Ltd.*	151,420	4,106,510
Automatic Data Processing, Inc.	9,400	443,210
Cognizant Technology Solutions Corp., Class A*	38,485	2,413,010
Computer Sciences Corp.	2,900	77,865
Fidelity National Information Services, Inc.	5,000	121,600
Fiserv, Inc.*	2,700	137,079
International Business Machines Corp.	30,875	5,404,051
Mastercard, Inc., Class A	8,312	2,636,234
Paychex, Inc.	6,000	158,220
SAIC, Inc.*	5,200	61,412
Teradata Corp.*	52,050	2,786,236
Total System Services, Inc.	3,000	50,790
Visa, Inc., Class A	12,280	1,052,642
Western Union Co.	47,607	727,911

		21,041,776

Office Electronics (0.0%)
Xerox Corp.	26,479	184,558

Semiconductors & Semiconductor Equipment (2.0%)
Advanced Micro Devices, Inc.*	10,900	55,372
Advanced Semiconductor Engineering, Inc. (ADR)	82,948	350,041
Altera Corp.	6,100	192,333
Analog Devices, Inc.	5,600	175,000
Applied Materials, Inc.	65,500	677,925
Broadcom Corp., Class A*	9,000	299,610
First Solar, Inc.*	1,100	69,531
Intel Corp.	132,000	2,815,560
KLA-Tencor Corp.	3,200	122,496
Lam Research Corp.*	9,000	341,820
Linear Technology Corp.	4,300	118,895
LSI Corp.*	11,400	59,052
MEMC Electronic Materials, Inc.*	512,004	2,682,901
Microchip Technology, Inc.	3,600	111,996
Micron Technology, Inc.*	16,200	81,648
Novellus Systems, Inc.*	1,600	43,616
NVIDIA Corp.*	11,300	141,250
ON Semiconductor Corp.*	391,342	2,805,922
Teradyne, Inc.*	3,500	38,535
Texas Instruments, Inc.	21,900	583,635
Xilinx, Inc.	5,000	137,200

		11,904,338

Software (3.2%)
Adobe Systems, Inc.*	9,500	229,615
Autodesk, Inc.*	4,300	119,454
BMC Software, Inc.*	3,300	127,248
CA, Inc.	7,100	137,811
Citrix Systems, Inc.*	3,600	196,308
Compuware Corp.*	4,100	31,406
Electronic Arts, Inc.*	6,200	126,790
Intuit, Inc.*	5,200	246,688
Microsoft Corp.	458,187	11,404,275
Oracle Corp.	223,376	6,419,826
Red Hat, Inc.*	3,600	152,136
Salesforce.com, Inc.*	2,300	262,844
Symantec Corp.*	14,200	231,460

		19,685,861

Total Information Technology		108,836,314

Materials (2.7%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	4,000	305,480
Airgas, Inc.	1,300	82,966
CF Industries Holdings, Inc.	1,400	172,746
Dow Chemical Co.	30,000	673,800
E.I. du Pont de Nemours & Co.	67,045	2,679,789
Eastman Chemical Co.	1,400	95,942
Ecolab, Inc.	4,400	215,116
FMC Corp.	1,400	96,824
Huntsman Corp.	17,900	173,093
International Flavors & Fragrances, Inc.	1,500	84,330
LyondellBasell Industries N.V., Class A	34,680	847,232
Monsanto Co.	10,100	606,404
Mosaic Co.	5,000	244,850
PPG Industries, Inc.	4,100	289,706
Praxair, Inc.	5,800	542,184
Sherwin-Williams Co.	1,700	126,344
Sigma-Aldrich Corp.	2,300	142,117
Syngenta AG (ADR)	15,376	797,553

		8,176,476

Construction Materials (0.0%)
Vulcan Materials Co.	2,400	66,144

Containers & Packaging (0.1%)
Ball Corp.	3,100	96,162
Bemis Co., Inc.	1,900	55,689
Owens-Illinois, Inc.*	3,100	46,872
Sealed Air Corp.	3,000	50,100

		248,823

Metals & Mining (1.2%)
AK Steel Holding Corp.	2,000	13,080
Alcoa, Inc.	64,400	616,308
Allegheny Technologies, Inc.	2,000	73,980
Cliffs Natural Resources, Inc.	2,800	143,276
Freeport-McMoRan Copper & Gold, Inc.	42,260	1,286,817
Newmont Mining Corp.	12,600	792,540
Nucor Corp.	5,900	186,676

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Titanium Metals Corp.	1,700	$25,466
United States Steel Corp.	201,000	4,424,010

		7,562,153

Paper & Forest Products (0.1%)
International Paper Co.	8,200	190,650
MeadWestvaco Corp.	3,200	78,592

		269,242

Total Materials		16,322,838

Telecommunication Services (2.6%)
Diversified Telecommunication Services (1.7%)
AT&T, Inc.	124,800	3,559,296
CenturyLink, Inc.	36,609	1,212,490
Frontier Communications Corp.	18,806	114,905
Global Crossing Ltd.*	43,406	1,037,837
Level 3 Communications, Inc.*	1,833,100	2,731,319
Verizon Communications, Inc.	53,500	1,968,800
Windstream Corp.	9,600	111,936

		10,736,583

Wireless Telecommunication Services (0.9%)
American Tower Corp., Class A*	7,500	403,500
KDDI Corp.	688	4,725,241
MetroPCS Communications, Inc.*	5,000	43,550
Sprint Nextel Corp.*	56,600	172,064

		5,344,355

Total Telecommunication Services		16,080,938

Utilities (1.8%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.	9,100	345,982
Duke Energy Corp.	25,100	501,749
Edison International	16,500	631,125
Entergy Corp.	3,400	225,386
Exelon Corp.	12,500	532,625
FirstEnergy Corp.	7,901	354,834
NextEra Energy, Inc.	8,000	432,160
Northeast Utilities	3,300	111,045
NV Energy, Inc.	26,100	383,931
Pepco Holdings, Inc.	4,200	79,464
Pinnacle West Capital Corp.	2,000	85,880
PPL Corp.	10,900	311,086
Progress Energy, Inc.	5,600	289,632
Southern Co.	16,000	677,920

		4,962,819

Gas Utilities (0.1%)
Atmos Energy Corp.	12,200	395,890
Nicor, Inc.	900	49,509
Oneok, Inc.	2,076	137,099
UGI Corp.	5,000	131,350

		713,848

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	12,400	121,024
Constellation Energy Group, Inc.	3,800	144,628
NRG Energy, Inc.*	4,528	96,039

		361,691

Multi-Utilities (0.8%)
Ameren Corp.	4,500	133,965
CenterPoint Energy, Inc.	34,900	684,738
CMS Energy Corp.	30,775	609,037
Consolidated Edison, Inc.	5,500	313,610
Dominion Resources, Inc.	10,900	553,393
DTE Energy Co.	17,500	857,850
Integrys Energy Group, Inc.	1,500	72,930
NiSource, Inc.	5,200	111,176
PG&E Corp.	7,500	317,325
Public Service Enterprise Group, Inc.	9,500	317,015
SCANA Corp.	2,100	84,945
Sempra Energy	4,500	231,750
TECO Energy, Inc.	27,500	471,075
Wisconsin Energy Corp.	4,400	137,676
Xcel Energy, Inc.	9,100	224,679

		5,121,164

Total Utilities		11,159,522

Total Common Stocks (81.4%) (Cost $496,172,764)		500,348,582

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bond (0.1%)
Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Level 3 Communications, Inc. 6.500%, 10/1/16	$554,000	786,680

Total Telecommunication Services		786,680

Total Convertible Bonds		786,680

Total Long-Term Debt Securities (0.1%) (Cost $554,000)		786,680

SHORT-TERM INVESTMENT:
Government Securities (1.7%)
U.S. Treasury Bills 0.01%, 11/3/11 #(p) (Cost $10,121,536)	10,122,000	10,121,892

Total Short-Term Investments (1.7%) (Cost $10,121,536)		10,121,892

Total Investments (83.2%) (Cost $506,848,300)		511,257,154
Other Assets Less Liabilities (16.8%)		103,547,991

Net Assets (100%)		$614,805,145

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $13,027,092

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	906	December-11	$51,043,246	$51,007,800	$35,446

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$72,565,116	$—	$—	$72,565,116
Consumer Staples	34,068,717	—	—	34,068,717
Energy	55,545,238	5,823,474	—	61,368,712
Financials	70,303,017	—	—	70,303,017
Health Care	68,936,735	—	—	68,936,735
Industrials	40,706,673	—	—	40,706,673
Information Technology	108,836,314	—	—	108,836,314
Materials	16,322,838	—	—	16,322,838
Telecommunication Services	11,355,697	4,725,241	—	16,080,938
Utilities	11,159,522	—	—	11,159,522
Convertible Bonds
Telecommunication Services	—	786,680	—	786,680
Futures	35,446	—	—	35,446
Short-Term Investments	—	10,121,892	—	10,121,892

Total Assets	$489,835,313	$21,457,287	$—	$511,292,600

Total Liabilities	$—	$—	$—	$—

Total	$489,835,313	$21,457,287	$—	$511,292,600

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$207,613,147
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$233,951,736

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,621,423
Aggregate gross unrealized depreciation	(63,165,094)

Net unrealized depreciation	$(6,543,671)

Federal income tax cost of investments	$517,800,825

See Notes to Portfolio of Investments.

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MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.1%)
Auto Components (1.0%)
Autoliv, Inc.	4,900	$237,650
Federal-Mogul Corp.*	1,000	14,750
Johnson Controls, Inc.	297,980	7,857,733
Lear Corp.	38,000	1,630,200
TRW Automotive Holdings Corp.*	28,000	916,440
Visteon Corp.*	2,700	116,100

		10,772,873

Automobiles (0.4%)
Ford Motor Co.*	164,800	1,593,616
General Motors Co.*	134,270	2,709,568
Thor Industries, Inc.	2,400	53,160

		4,356,344

Distributors (0.0%)
Genuine Parts Co.	6,300	320,040

Diversified Consumer Services (0.0%)
Career Education Corp.*	3,300	43,065
DeVry, Inc.	700	25,872
Education Management Corp.*	2,100	31,164
H&R Block, Inc.	6,900	91,839
Service Corp. International	13,100	119,996

		311,936

Hotels, Restaurants & Leisure (0.3%)
Bally Technologies, Inc.*	200	5,396
Brinker International, Inc.	300	6,276
Carnival Corp.	23,400	709,020
Choice Hotels International, Inc.	1,400	41,608
Dunkin’ Brands Group, Inc.*	185	5,125
Hyatt Hotels Corp., Class A*	2,300	72,151
International Game Technology	8,000	116,240
McDonald’s Corp.	10,020	879,956
MGM Resorts International*	15,000	139,350
Penn National Gaming, Inc.*	3,700	123,173
Royal Caribbean Cruises Ltd.	3,300	71,412
Wendy’s Co.	17,300	79,407
WMS Industries, Inc.*	3,100	54,529
Wyndham Worldwide Corp.	9,300	265,143

		2,568,786

Household Durables (0.3%)
D.R. Horton, Inc.	15,300	138,312
Garmin Ltd.	5,500	174,735
Harman International Industries, Inc.	1,300	37,154
Jarden Corp.	5,000	141,300
Leggett & Platt, Inc.	1,900	37,601
Lennar Corp., Class A	8,800	119,152
Mohawk Industries, Inc.*	3,100	133,021
Newell Rubbermaid, Inc.	16,000	189,920
NVR, Inc.*	2,700	1,630,746
Pulte Group, Inc.*	72,747	287,351
Toll Brothers, Inc.*	8,000	115,440
Whirlpool Corp.	4,200	209,622

		3,214,354

Internet & Catalog Retail (0.1%)
Expedia, Inc.	4,400	113,300
HomeAway, Inc.*	182	6,119
Liberty Interactive Corp.*	33,000	487,410

		606,829

Leisure Equipment & Products (0.2%)
Hasbro, Inc.	53,350	1,739,743
Mattel, Inc.	4,900	126,861

		1,866,604

Media (4.3%)
CBS Corp., Class B	49,800	1,014,924
Clear Channel Outdoor Holdings, Inc., Class A*	2,200	20,592
Comcast Corp., Class A	314,860	6,568,402
DIRECTV, Class A*	33,700	1,423,825
DISH Network Corp., Class A*	2,700	67,662
DreamWorks Animation SKG, Inc., Class A*	3,900	70,902
Gannett Co., Inc.	59,800	569,894
Interpublic Group of Cos., Inc.	130,700	941,040
Lamar Advertising Co., Class A*	2,200	37,466
Liberty Media Corp. - Liberty Capital*	3,900	257,868
Liberty Media Corp. - Liberty Starz*	2,860	181,782
Madison Square Garden Co., Class A*	3,275	74,670
McGraw-Hill Cos., Inc.	24,400	1,000,400
News Corp., Class A	193,800	2,998,086
Omnicom Group, Inc.	52,385	1,929,863
Pandora Media, Inc.*	380	5,567
Regal Entertainment Group, Class A	2,900	34,046
Thomson Reuters Corp.	10,900	294,736
Time Warner Cable, Inc.	27,400	1,717,158
Time Warner, Inc.	349,483	10,474,006
Viacom, Inc., Class B	245,970	9,528,878
Walt Disney Co.	186,050	5,611,268
Washington Post Co., Class B	300	98,091

		44,921,126

Multiline Retail (0.8%)
Big Lots, Inc.*	35,000	1,219,050
Dillard’s, Inc., Class A	1,900	82,612
J.C. Penney Co., Inc.	9,100	243,698
Kohl’s Corp.	17,140	841,574
Macy’s, Inc.	65,000	1,710,800
Sears Holdings Corp.*	2,100	120,792
Target Corp.	92,600	4,541,104

		8,759,630

Specialty Retail (1.6%)
Aaron’s, Inc.	1,200	30,300
Abercrombie & Fitch Co., Class A	700	43,092
Advance Auto Parts, Inc.	19,370	1,125,397
American Eagle Outfitters, Inc.	10,700	125,404
AutoNation, Inc.*	1,100	36,058
Best Buy Co., Inc.	17,400	405,420
CarMax, Inc.*	10,300	245,655
Chico’s FAS, Inc.	3,200	36,576
DSW, Inc., Class A	100	4,618
Foot Locker, Inc.	51,200	1,028,608
GameStop Corp., Class A*	33,000	762,300
Gap, Inc.	22,100	358,904
Home Depot, Inc.	73,400	2,412,658
Limited Brands, Inc.	27,400	1,055,174
Lowe’s Cos., Inc.	340,775	6,590,589
RadioShack Corp.	5,800	67,396
Ross Stores, Inc.	13,100	1,030,839
Sally Beauty Holdings, Inc.*	300	4,980
Signet Jewelers Ltd.*	4,800	162,240
Staples, Inc.	79,625	1,059,012
Williams-Sonoma, Inc.	2,700	83,133

		16,668,353

Textiles, Apparel & Luxury Goods (0.1%)
PVH Corp.	2,800	163,072

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
VF Corp.	4,800	$583,296

		746,368

Total Consumer Discretionary		95,113,243

Consumer Staples (9.1%)
Beverages (2.0%)
Brown-Forman Corp., Class B	800	56,112
Coca-Cola Co.	101,550	6,860,718
Coca-Cola Enterprises, Inc.	4,100	102,008
Constellation Brands, Inc., Class A*	87,900	1,582,200
Diageo plc	158,325	3,012,254
Fortune Brands, Inc.	8,500	459,680
Molson Coors Brewing Co., Class B	7,400	293,114
PepsiCo, Inc.	134,535	8,327,716

		20,693,802

Food & Staples Retailing (0.7%)
BJ’s Wholesale Club, Inc.*	2,700	138,348
CVS Caremark Corp.	110,946	3,725,567
Kroger Co.	91,300	2,004,948
Safeway, Inc.	32,000	532,160
SUPERVALU, Inc.	11,600	77,256
Walgreen Co.	2,800	92,092
Wal-Mart Stores, Inc.	23,390	1,213,941

		7,784,312

Food Products (2.3%)
Archer-Daniels-Midland Co.	180,650	4,481,927
Bunge Ltd.	36,100	2,104,269
Campbell Soup Co.	2,300	74,451
ConAgra Foods, Inc.	56,500	1,368,430
Corn Products International, Inc.	800	31,392
Dean Foods Co.*	10,000	88,700
General Mills, Inc.	91,960	3,537,701
H.J. Heinz Co.	7,400	373,552
Hershey Co.	2,100	124,404
Hormel Foods Corp.	3,500	94,570
J.M. Smucker Co.	13,569	989,044
Kellogg Co.	25,180	1,339,324
Kraft Foods, Inc., Class A	90,800	3,049,064
McCormick & Co., Inc. (Non-Voting)	2,300	106,168
Mead Johnson Nutrition Co.	9,208	633,787
Nestle S.A. (Registered)	43,607	2,397,091
Ralcorp Holdings, Inc.*	3,000	230,130
Sara Lee Corp.	5,400	88,290
Smithfield Foods, Inc.*	36,600	713,700
Tyson Foods, Inc., Class A	106,000	1,840,160

		23,666,154

Household Products (2.5%)
Church & Dwight Co., Inc.	3,300	145,860
Clorox Co.	6,900	457,677
Colgate-Palmolive Co.	2,700	239,436
Energizer Holdings, Inc.*	3,800	252,472
Kimberly-Clark Corp.	2,700	191,727
Procter & Gamble Co.	402,352	25,420,599

		26,707,771

Tobacco (1.6%)
Altria Group, Inc.	176,235	4,724,861
Lorillard, Inc.	25,200	2,789,640
Philip Morris International, Inc.	118,045	7,363,647
Reynolds American, Inc.	52,490	1,967,325

		16,845,473

Total Consumer Staples		95,697,512

Energy (9.1%)
Energy Equipment & Services (0.6%)
Atwood Oceanics, Inc.*	2,200	75,592
Baker Hughes, Inc.	14,392	664,335
Cameron International Corp.*	3,500	145,390
Diamond Offshore Drilling, Inc.	2,000	109,480
Helmerich & Payne, Inc.	400	16,240
McDermott International, Inc.*	52,200	561,672
Nabors Industries Ltd.*	43,010	527,302
National Oilwell Varco, Inc.	23,300	1,193,426
Oil States International, Inc.*	500	25,460
Patterson-UTI Energy, Inc.	7,500	130,050
Rowan Cos., Inc.*	5,800	175,102
SEACOR Holdings, Inc.	1,200	96,252
Tidewater, Inc.	2,700	113,535
Transocean Ltd.	53,540	2,556,000
Unit Corp.*	2,300	84,916

		6,474,752

Oil, Gas & Consumable Fuels (8.5%)
Alpha Natural Resources, Inc.*	5,447	96,357
Anadarko Petroleum Corp.	62,900	3,965,845
Apache Corp.	41,106	3,298,345
Arch Coal, Inc.	8,000	116,640
BP plc (ADR)	48,200	1,738,574
Chesapeake Energy Corp.	36,100	922,355
Chevron Corp.	196,894	18,216,633
Cimarex Energy Co.	3,500	194,950
Cobalt International Energy, Inc.*	400	3,084
ConocoPhillips	161,205	10,207,501
Denbury Resources, Inc.*	3,655	42,033
Devon Energy Corp.	55,400	3,071,376
El Paso Corp.	2,400	41,952
Energen Corp.	4,000	163,560
EOG Resources, Inc.	11,135	790,696
EQT Corp.	4,500	240,120
EXCO Resources, Inc.	600	6,432
Exxon Mobil Corp.	260,974	18,954,542
Forest Oil Corp.*	1,300	18,720
Hess Corp.	30,520	1,601,079
Kinder Morgan, Inc.	2,900	75,081
Kosmos Energy Ltd.*	200	2,342
Marathon Oil Corp.	129,500	2,794,610
Marathon Petroleum Corp.	160,200	4,335,012
Murphy Oil Corp.	9,000	397,440
Newfield Exploration Co.*	3,100	123,039
Nexen, Inc.	65,600	1,016,144
Noble Energy, Inc.	7,800	552,240
Occidental Petroleum Corp.	157,201	11,239,871
Pioneer Natural Resources Co.	1,200	78,924
Plains Exploration & Production Co.*	7,700	174,867
QEP Resources, Inc.	2,100	56,847
Quicksilver Resources, Inc.*	6,000	45,480
SM Energy Co.	700	42,455
Southern Union Co.	6,800	275,876
Spectra Energy Corp.	35,700	875,721
Sunoco, Inc.	6,600	204,666
Teekay Corp.	2,300	52,003
Tesoro Corp.*	36,000	700,920
Valero Energy Corp.	49,100	872,998
Williams Cos., Inc.	32,300	786,182

		88,393,512

Total Energy		94,868,264

Financials (15.3%)
Capital Markets (2.3%)
Affiliated Managers Group, Inc.*	800	62,440
American Capital Ltd.*	19,300	131,626
Ameriprise Financial, Inc.	13,300	523,488

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Ares Capital Corp.	11,200	$154,224
Bank of New York Mellon Corp.	230,189	4,279,214
BlackRock, Inc.	41,272	6,108,669
E*TRADE Financial Corp.*	13,700	124,807
Federated Investors, Inc., Class B	900	15,777
Franklin Resources, Inc.	4,610	440,900
Goldman Sachs Group, Inc.	75,060	7,096,923
Invesco Ltd.	25,400	393,954
Janus Capital Group, Inc.	10,200	61,200
Jefferies Group, Inc.	7,400	91,834
Legg Mason, Inc.	8,200	210,822
LPL Investment Holdings, Inc.*	232	5,897
Morgan Stanley	84,835	1,145,272
Northern Trust Corp.	11,900	416,262
Raymond James Financial, Inc.	5,600	145,376
State Street Corp.	73,780	2,372,765

		23,781,450

Commercial Banks (3.2%)
Associated Banc-Corp	9,500	88,350
Bank of Hawaii Corp.	2,600	94,640
BB&T Corp.	233,750	4,985,888
BOK Financial Corp.	1,400	65,646
CapitalSource, Inc.	17,700	108,678
CIT Group, Inc.*	11,000	334,070
City National Corp./California	2,600	98,176
Comerica, Inc.	9,700	222,809
Commerce Bancshares, Inc./Missouri	4,024	139,834
Cullen/Frost Bankers, Inc.	2,900	132,994
East West Bancorp, Inc.	8,100	120,771
Fifth Third Bancorp	50,500	510,050
First Citizens BancShares, Inc./North Carolina, Class A	300	43,062
First Horizon National Corp.	14,439	86,056
First Republic Bank/California*	4,000	92,640
Fulton Financial Corp.	10,900	83,385
Huntington Bancshares, Inc./Ohio	47,400	227,520
KeyCorp	52,200	309,546
M&T Bank Corp.	6,967	486,993
PNC Financial Services Group, Inc.	56,743	2,734,445
Popular, Inc.*	56,200	84,300
Regions Financial Corp.	107,200	356,976
SunTrust Banks, Inc.	43,590	782,441
Synovus Financial Corp.	43,100	46,117
TCF Financial Corp.	8,700	79,692
U.S. Bancorp	105,900	2,492,886
Valley National Bancorp	9,257	98,032
Wells Fargo & Co.	766,700	18,492,804
Zions Bancorp	10,100	142,107

		33,540,908

Consumer Finance (0.3%)
American Express Co.	22,800	1,023,720
Capital One Financial Corp.	25,200	998,676
Discover Financial Services	27,000	619,380
SLM Corp.	28,900	359,805

		3,001,581

Diversified Financial Services (3.9%)
Bank of America Corp.	954,173	5,839,539
Citigroup, Inc.	336,760	8,627,791
CME Group, Inc.	3,700	911,680
Interactive Brokers Group, Inc., Class A	2,000	27,860
JPMorgan Chase & Co.	790,821	23,819,529
Leucadia National Corp.	10,800	244,944
Moody’s Corp.	56,850	1,731,082
NASDAQ OMX Group, Inc.*	5,900	136,526
NYSE Euronext	9,900	230,076

		41,569,027

Insurance (4.5%)
ACE Ltd.	68,950	4,178,370
Aflac, Inc.	25,700	898,215
Alleghany Corp.*	438	126,363
Allied World Assurance Co. Holdings AG	2,100	112,791
Allstate Corp.	28,700	679,903
American Financial Group, Inc./Ohio	4,400	136,708
American International Group, Inc.*	24,300	533,385
American National Insurance Co.	400	27,700
Aon Corp.	62,275	2,614,305
Arch Capital Group Ltd.*	7,200	235,260
Arthur J. Gallagher & Co.	6,000	157,800
Aspen Insurance Holdings Ltd.	3,800	87,552
Assurant, Inc.	5,300	189,740
Assured Guaranty Ltd.	10,100	110,999
Axis Capital Holdings Ltd.	7,100	184,174
Berkshire Hathaway, Inc., Class B*	108,706	7,722,474
Brown & Brown, Inc.	6,400	113,920
Chubb Corp.	48,590	2,914,914
Cincinnati Financial Corp.	8,000	210,640
CNA Financial Corp.	1,400	31,458
Endurance Specialty Holdings Ltd.	2,200	75,130
Everest Reinsurance Group Ltd.	2,500	198,450
Fidelity National Financial, Inc., Class A	12,200	185,196
Genworth Financial, Inc., Class A*	26,900	154,406
Hanover Insurance Group, Inc.	2,500	88,750
Hartford Financial Services Group, Inc.	24,400	393,816
HCC Insurance Holdings, Inc.	6,200	167,710
Kemper Corp.	2,700	64,692
Lincoln National Corp.	17,200	268,836
Loews Corp.	17,400	601,170
Markel Corp.*	600	214,278
Marsh & McLennan Cos., Inc.	30,100	798,854
MBIA, Inc.*	8,100	58,887
Mercury General Corp.	1,500	57,525
MetLife, Inc.	333,110	9,330,411
Old Republic International Corp.	14,200	126,664
PartnerReinsurance Ltd.	3,700	193,399
Principal Financial Group, Inc.	17,600	398,992
Progressive Corp.	36,000	639,360
Protective Life Corp.	4,700	73,461
Prudential Financial, Inc.	78,165	3,662,812
Reinsurance Group of America, Inc.	4,100	188,395
RenaissanceReinsurance Holdings Ltd.	2,900	185,020
StanCorp Financial Group, Inc.	2,500	68,925
Torchmark Corp.	6,300	219,618
Transatlantic Holdings, Inc.	3,400	164,968
Travelers Cos., Inc.	119,469	5,821,724
Unum Group	16,900	354,224
Validus Holdings Ltd.	3,600	89,712
W. R. Berkley Corp.	6,300	187,047
White Mountains Insurance Group Ltd.	400	162,300
XL Group plc	26,100	490,680

		46,952,083

Real Estate Investment Trusts (REITs) (1.0%)
Alexandria Real Estate Equities, Inc. (REIT)	3,400	208,726

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
American Capital Agency Corp. (REIT)	7,000	$189,700
Annaly Capital Management, Inc. (REIT)	52,838	878,696
Apartment Investment & Management Co. (REIT), Class A	2,100	46,452
AvalonBay Communities, Inc. (REIT)	4,800	547,440
Boston Properties, Inc. (REIT)	1,500	133,650
Brandywine Realty Trust (REIT)	7,400	59,274
BRE Properties, Inc. (REIT)	4,100	173,594
Camden Property Trust (REIT)	1,100	60,786
Chimera Investment Corp. (REIT)	56,400	156,228
CommonWealth REIT (REIT)	3,925	74,457
Corporate Office Properties Trust/Maryland (REIT)	2,700	58,806
DDR Corp. (REIT)	11,800	128,620
Douglas Emmett, Inc. (REIT)	6,800	116,280
Duke Realty Corp. (REIT)	13,800	144,900
Equity Residential (REIT)	15,000	778,050
Essex Property Trust, Inc. (REIT)	800	96,032
Federal Realty Investment Trust (REIT)	900	74,169
General Growth Properties, Inc. (REIT)	30,959	374,604
HCP, Inc. (REIT)	22,261	780,471
Health Care REIT, Inc. (REIT)	9,700	453,960
Hospitality Properties Trust (REIT)	6,700	142,241
Host Hotels & Resorts, Inc. (REIT)	37,709	412,536
Kimco Realty Corp. (REIT)	22,300	335,169
Liberty Property Trust (REIT)	6,300	183,393
Macerich Co. (REIT)	4,635	197,590
Mack-Cali Realty Corp. (REIT)	4,800	128,400
Piedmont Office Realty Trust, Inc. (REIT), Class A	9,400	151,998
Plum Creek Timber Co., Inc. (REIT)	3,500	121,485
ProLogis, Inc. (REIT)	23,315	565,389
Public Storage (REIT)	500	55,675
Realty Income Corp. (REIT)	6,900	222,456
Regency Centers Corp. (REIT)	4,900	173,117
Senior Housing Properties Trust (REIT)	7,700	165,858
Simon Property Group, Inc. (REIT)	3,024	332,579
SL Green Realty Corp. (REIT)	4,500	261,675
Taubman Centers, Inc. (REIT)	3,100	155,961
UDR, Inc. (REIT)	9,600	212,544
Ventas, Inc. (REIT)	5,506	271,996
Vornado Realty Trust (REIT)	9,058	675,908
Weingarten Realty Investors (REIT)	6,600	139,722
Weyerhaeuser Co. (REIT)	20,992	326,426

		10,767,013

Real Estate Management & Development (0.0%)
Forest City Enterprises, Inc., Class A*	7,500	79,950
Howard Hughes Corp.*	1,185	49,889
Jones Lang LaSalle, Inc.	600	31,086
St. Joe Co.*	3,500	52,465

		213,390

Thrifts & Mortgage Finance (0.1%)
BankUnited, Inc.	1,800	37,368
Capitol Federal Financial, Inc.	9,116	96,265
First Niagara Financial Group, Inc.	16,600	151,890
Hudson City Bancorp, Inc.	23,400	132,444
New York Community Bancorp, Inc.	24,000	285,600
People’s United Financial, Inc.	15,800	180,120
TFS Financial Corp.*	4,300	34,959
Washington Federal, Inc.	6,100	77,714

		996,360

Total Financials		160,821,812

Health Care (12.9%)
Biotechnology (0.7%)
Amgen, Inc.	85,300	4,687,235
Cephalon, Inc.*	4,200	338,940
Gilead Sciences, Inc.*	73,600	2,855,680
Vertex Pharmaceuticals, Inc.*	1,300	57,902

		7,939,757

Health Care Equipment & Supplies (1.2%)
Alere, Inc.*	4,700	92,355
Baxter International, Inc.	3,100	174,034
Becton, Dickinson and Co.	25,020	1,834,466
Boston Scientific Corp.*	84,000	496,440
CareFusion Corp.*	8,400	201,180
Cooper Cos., Inc.	1,900	150,385
Covidien plc	100,550	4,434,255
DENTSPLY International, Inc.	4,600	141,174
Hill-Rom Holdings, Inc.	300	9,006
Hologic, Inc.*	14,300	217,503
Kinetic Concepts, Inc.*	800	52,712
Medtronic, Inc.	82,040	2,727,010
St. Jude Medical, Inc.	33,580	1,215,260
Teleflex, Inc.	2,200	118,294
Zimmer Holdings, Inc.*	10,600	567,100

		12,431,174

Health Care Providers & Services (1.6%)
Aetna, Inc.	33,600	1,221,360
AMERIGROUP Corp.*	800	31,208
Brookdale Senior Living, Inc.*	600	7,524
Cardinal Health, Inc.	9,600	402,048
CIGNA Corp.	14,900	624,906
Community Health Systems, Inc.*	5,200	86,528
Coventry Health Care, Inc.*	8,100	233,361
HCA Holdings, Inc.*	2,800	56,448
Health Net, Inc.*	35,400	839,334
Henry Schein, Inc.*	2,400	148,824
Humana, Inc.	9,300	676,389
LifePoint Hospitals, Inc.*	2,900	106,256
Omnicare, Inc.	6,300	160,209
Patterson Cos., Inc.	3,400	97,342
Quest Diagnostics, Inc.	21,180	1,045,445
Tenet Healthcare Corp.*	25,400	104,902
UnitedHealth Group, Inc.	127,007	5,857,563
VCA Antech, Inc.*	4,700	75,106
WellPoint, Inc.	73,300	4,785,024

		16,559,777

Health Care Technology (0.0%)
Allscripts Healthcare Solutions, Inc.*	2,000	36,040
Emdeon, Inc., Class A*	1,500	28,185

		64,225

Life Sciences Tools & Services (0.3%)
Bio-Rad Laboratories, Inc., Class A*	1,100	99,847
Life Technologies Corp.*	9,000	345,870
PerkinElmer, Inc.	6,200	119,102
QIAGEN N.V.*	12,800	177,024
Thermo Fisher Scientific, Inc.*	42,670	2,160,809

		2,902,652

Pharmaceuticals (9.1%)
Abbott Laboratories, Inc.	86,310	4,413,893
AstraZeneca plc (ADR)	71,500	3,171,740
Bristol-Myers Squibb Co.	93,737	2,941,467
Eli Lilly and Co.	37,600	1,390,072

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Forest Laboratories, Inc.*	15,700	$483,403
Hospira, Inc.*	49,700	1,838,900
Johnson & Johnson	461,345	29,392,290
Merck & Co., Inc.	487,515	15,946,616
Mylan, Inc.*	2,200	37,400
Pfizer, Inc.	1,761,985	31,151,895
Roche Holding AG	6,558	1,055,062
Sanofi S.A. (ADR)	117,150	3,842,520
Warner Chilcott plc, Class A*	800	11,440
Watson Pharmaceuticals, Inc.*	400	27,300

		95,703,998

Total Health Care		135,601,583

Industrials (6.9%)
Aerospace & Defense (2.9%)
Alliant Techsystems, Inc.	1,700	92,667
BE Aerospace, Inc.*	300	9,933
Boeing Co.	4,600	278,346
General Dynamics Corp.	28,400	1,615,676
Goodrich Corp.	4,100	494,788
Honeywell International, Inc.	208,705	9,164,237
Huntington Ingalls Industries, Inc.*	9,424	229,286
ITT Corp.	10,100	424,200
L-3 Communications Holdings, Inc.	5,900	365,623
Lockheed Martin Corp.	93,710	6,807,094
Northrop Grumman Corp.	98,250	5,124,720
Raytheon Co.	19,600	801,052
Spirit AeroSystems Holdings, Inc., Class A*	5,100	81,345
Textron, Inc.	14,300	252,252
United Technologies Corp.	62,070	4,367,245

		30,108,464

Air Freight & Logistics (0.1%)
FedEx Corp.	16,400	1,109,952
UTi Worldwide, Inc.	500	6,520

		1,116,472

Airlines (0.2%)
AMR Corp.*	9,700	28,712
Copa Holdings S.A., Class A	400	24,508
Delta Air Lines, Inc.*	178,100	1,335,750
Southwest Airlines Co.	35,800	287,832
United Continental Holdings, Inc.*	2,700	52,326

		1,729,128

Building Products (0.0%)
Armstrong World Industries, Inc.	1,000	34,440
Owens Corning, Inc.*	6,800	147,424

		181,864

Commercial Services & Supplies (0.2%)
Avery Dennison Corp.	5,500	137,940
Cintas Corp.	6,900	194,166
Corrections Corp. of America*	5,800	131,602
Covanta Holding Corp.	6,200	94,178
KAR Auction Services, Inc.*	1,200	14,532
Pitney Bowes, Inc.	10,000	188,000
R.R. Donnelley & Sons Co.	11,400	160,968
Republic Services, Inc.	17,600	493,856
Waste Connections, Inc.	750	25,365
Waste Management, Inc.	26,100	849,816

		2,290,423

Construction & Engineering (0.1%)
AECOM Technology Corp.*	3,600	63,612
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	2,300	65,849
Fluor Corp.	6,220	289,541
Jacobs Engineering Group, Inc.*	7,000	226,030
KBR, Inc.	7,800	184,314
Quanta Services, Inc.*	11,800	221,722
Shaw Group, Inc.*	3,900	84,786
URS Corp.*	4,300	127,538

		1,263,392

Electrical Equipment (0.1%)
Cooper Industries plc	3,100	142,972
General Cable Corp.*	1,400	32,690
GrafTech International Ltd.*	6,600	83,820
Hubbell, Inc., Class B	3,300	163,482
Regal-Beloit Corp.	2,100	95,298
Thomas & Betts Corp.*	2,200	87,802

		606,064

Industrial Conglomerates (2.1%)
3M Co.	40,700	2,921,853
Carlisle Cos., Inc.	3,100	98,828
Danaher Corp.	48,750	2,044,575
General Electric Co.	892,000	13,594,080
Tyco International Ltd.	79,220	3,228,215

		21,887,551

Machinery (0.7%)
AGCO Corp.*	5,200	179,764
CNH Global N.V.*	1,400	36,736
Crane Co.	2,700	96,363
Dover Corp.	2,300	107,180
Eaton Corp.	36,610	1,299,655
Flowserve Corp.	300	22,200
Harsco Corp.	4,000	77,560
IDEX Corp.	500	15,580
Illinois Tool Works, Inc.	1,600	66,560
Ingersoll-Rand plc	51,700	1,452,253
Kennametal, Inc.	4,000	130,960
Lincoln Electric Holdings, Inc.	1,800	52,218
Navistar International Corp.*	1,800	57,816
Oshkosh Corp.*	5,000	78,700
Parker Hannifin Corp.	15,400	972,202
Pentair, Inc.	5,400	172,854
Snap-on, Inc.	2,600	115,440
SPX Corp.	2,100	95,151
Stanley Black & Decker, Inc.	46,901	2,302,839
Terex Corp.*	6,000	61,560
Timken Co.	700	22,974
Trinity Industries, Inc.	4,400	94,204

		7,510,769

Marine (0.0%)
Alexander & Baldwin, Inc.	2,300	84,019
Kirby Corp.*	900	47,376

		131,395

Professional Services (0.1%)
Dun & Bradstreet Corp.	15,060	922,576
Equifax, Inc.	6,400	196,736
Manpower, Inc.	4,500	151,290
Nielsen Holdings N.V.*	629	16,404
Towers Watson & Co., Class A	2,500	149,450
Verisk Analytics, Inc., Class A*	1,000	34,770

		1,471,226

Road & Rail (0.4%)
Canadian National Railway Co.	15,030	1,000,697
Con-way, Inc.	2,700	59,751
Kansas City Southern*	1,500	74,940
Norfolk Southern Corp.	19,400	1,183,788
Ryder System, Inc.	2,800	105,028
Union Pacific Corp.	22,600	1,845,742

		4,269,946

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Trading Companies & Distributors (0.0%)
Air Lease Corp.*	1,900	$36,480
GATX Corp.	2,500	77,475
WESCO International, Inc.*	1,300	43,615

		157,570

Total Industrials		72,724,264

Information Technology (8.4%)
Communications Equipment (1.5%)
Brocade Communications Systems, Inc.*	25,900	111,888
Cisco Systems, Inc.	864,450	13,390,330
EchoStar Corp., Class A*	2,100	47,481
Harris Corp.	5,100	174,267
Motorola Mobility Holdings, Inc.*	14,250	538,365
Motorola Solutions, Inc.	25,414	1,064,847
Tellabs, Inc.	19,900	85,371

		15,412,549

Computers & Peripherals (0.9%)
Dell, Inc.*	125,400	1,774,410
Diebold, Inc.	3,600	99,036
Fusion-io, Inc.*	416	7,904
Hewlett-Packard Co.	277,740	6,235,263
Lexmark International, Inc., Class A*	4,300	116,229
NCR Corp.*	1,800	30,402
QLogic Corp.*	1,000	12,680
SanDisk Corp.*	13,100	528,585
Western Digital Corp.*	12,800	329,216

		9,133,725

Electronic Equipment, Instruments & Components (0.4%)
Arrow Electronics, Inc.*	5,400	150,012
Avnet, Inc.*	8,400	219,072
AVX Corp.	2,600	30,862
Corning, Inc.	226,600	2,800,776
Ingram Micro, Inc., Class A*	8,800	141,944
Itron, Inc.*	2,200	64,900
Jabil Circuit, Inc.	1,800	32,022
Molex, Inc.	7,400	150,738
Tech Data Corp.*	2,600	112,398
Vishay Intertechnology, Inc.*	8,300	69,388

		3,772,112

Internet Software & Services (0.2%)
Akamai Technologies, Inc.*	900	17,892
AOL, Inc.*	5,875	70,500
eBay, Inc.*	28,700	846,363
IAC/InterActiveCorp*	4,400	174,020
Monster Worldwide, Inc.*	7,100	50,978
Yahoo!, Inc.*	71,600	942,256

		2,102,009

IT Services (1.4%)
Accenture plc, Class A	68,350	3,600,678
Amdocs Ltd.*	10,200	276,624
Booz Allen Hamilton Holding Corp.*	612	9,100
Broadridge Financial Solutions, Inc.	300	6,042
Computer Sciences Corp.	8,500	228,225
CoreLogic, Inc.*	5,300	56,551
DST Systems, Inc.	1,600	70,128
Fidelity National Information Services, Inc.	14,417	350,622
Fiserv, Inc.*	3,490	177,187
Genpact Ltd.*	1,500	21,585
International Business Machines Corp.	24,650	4,314,490
Mastercard, Inc., Class A	4,330	1,373,303
Paychex, Inc.	1,400	36,918
SAIC, Inc.*	10,700	126,367
Total System Services, Inc.	8,900	150,677
Visa, Inc., Class A	29,900	2,563,028
Western Union Co.	63,735	974,508

		14,336,033

Office Electronics (0.0%)
Xerox Corp.	76,994	536,648

Semiconductors & Semiconductor Equipment (2.5%)
Advanced Semiconductor Engineering, Inc. (ADR)	95,768	404,142
Applied Materials, Inc.	484,250	5,011,988
ASML Holding N.V. (N.Y. Shares)	20,300	701,162
Atmel Corp.*	1,600	12,912
Cree, Inc.*	5,600	145,488
Fairchild Semiconductor International, Inc.*	7,000	75,600
Freescale Semiconductor Holdings I Ltd.*	900	9,927
Intel Corp.	508,490	10,846,092
International Rectifier Corp.*	3,800	70,756
Intersil Corp., Class A	3,400	34,986
KLA-Tencor Corp.	2,100	80,388
Lam Research Corp.*	22,700	862,146
LSI Corp.*	23,200	120,176
Marvell Technology Group Ltd.*	27,900	405,387
MEMC Electronic Materials, Inc.*	5,100	26,724
Micron Technology, Inc.*	47,600	239,904
Novellus Systems, Inc.*	4,900	133,574
PMC-Sierra, Inc.*	12,000	71,760
Silicon Laboratories, Inc.*	200	6,702
SunPower Corp., Class A*	5,400	43,686
Teradyne, Inc.*	10,100	111,201
Texas Instruments, Inc.	250,225	6,668,496

		26,083,197

Software (1.5%)
Activision Blizzard, Inc.	23,200	276,080
CA, Inc.	21,000	407,610
Compuware Corp.*	3,200	24,512
Microsoft Corp.	459,550	11,438,199
Oracle Corp.	137,755	3,959,079
Synopsys, Inc.*	7,500	182,700

		16,288,180

Total Information Technology		87,664,453

Materials (2.0%)
Chemicals (1.3%)
Air Products and Chemicals, Inc.	24,490	1,870,301
Ashland, Inc.	4,400	194,216
Cabot Corp.	3,600	89,208
CF Industries Holdings, Inc.	681	84,029
Cytec Industries, Inc.	2,700	94,878
Dow Chemical Co.	99,100	2,225,786
Huntsman Corp.	64,700	625,649
LyondellBasell Industries N.V., Class A	70,300	1,717,429
Monsanto Co.	45,400	2,725,816
Nalco Holding Co.	800	27,984
PPG Industries, Inc.	29,720	2,100,015
Rockwood Holdings, Inc.*	200	6,738
RPM International, Inc.	7,100	132,770
Scotts Miracle-Gro Co., Class A	300	13,380
Sherwin-Williams Co.	22,330	1,659,566
Valspar Corp.	4,600	143,566
W.R. Grace & Co.*	400	13,320

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Westlake Chemical Corp.	900	$30,852

		13,755,503

Construction Materials (0.0%)
Martin Marietta Materials, Inc.	1,400	88,508
Vulcan Materials Co.	7,100	195,676

		284,184

Containers & Packaging (0.1%)
AptarGroup, Inc.	3,700	165,279
Bemis Co., Inc.	5,800	169,998
Greif, Inc., Class A	2,100	90,069
Owens-Illinois, Inc.*	9,000	136,080
Packaging Corp. of America	500	11,650
Sealed Air Corp.	8,800	146,960
Sonoco Products Co.	5,500	155,265
Temple-Inland, Inc.	4,400	138,028

		1,013,329

Metals & Mining (0.5%)
AK Steel Holding Corp.	4,800	31,392
Alcoa, Inc.	193,000	1,847,010
Commercial Metals Co.	6,300	59,913
Newmont Mining Corp.	26,700	1,679,430
Nucor Corp.	17,400	550,536
Reliance Steel & Aluminum Co.	3,500	119,035
Schnitzer Steel Industries, Inc., Class A	900	33,120
Steel Dynamics, Inc.	3,200	31,744
Titanium Metals Corp.	2,100	31,458
United States Steel Corp.	7,900	173,879

		4,557,517

Paper & Forest Products (0.1%)
Domtar Corp.	2,300	156,791
International Paper Co.	18,900	439,425
MeadWestvaco Corp.	9,300	228,408

		824,624

Total Materials		20,435,157

Telecommunication Services (3.7%)
Diversified Telecommunication Services (2.5%)
AT&T, Inc.	625,215	17,831,132
CenturyLink, Inc.	103,164	3,416,792
Frontier Communications Corp.	54,639	333,844
Level 3 Communications, Inc.*	93,600	139,464
tw telecom, Inc.*	1,200	19,824
Verizon Communications, Inc.	120,400	4,430,720
Windstream Corp.	12,400	144,584

		26,316,360

Wireless Telecommunication Services (1.2%)
Clearwire Corp., Class A*	1,300	3,029
NII Holdings, Inc.*	1,200	32,340
Sprint Nextel Corp.*	164,400	499,776
Telephone & Data Systems, Inc.	4,900	104,125
U.S. Cellular Corp.*	800	31,720
Vodafone Group plc	1,050,562	2,712,914
Vodafone Group plc (ADR)	336,150	8,622,247

		12,006,151

Total Telecommunication Services		38,322,511

Utilities (3.6%)
Electric Utilities (1.5%)
American Electric Power Co., Inc.	46,500	1,767,930
DPL, Inc.	6,400	192,896
Duke Energy Corp.	73,100	1,461,269
Edison International	17,900	684,675
Entergy Corp.	9,800	649,642
Exelon Corp.	36,400	1,551,004
FirstEnergy Corp.	22,970	1,031,583
Great Plains Energy, Inc.	7,400	142,820
Hawaiian Electric Industries, Inc.	5,200	126,256
NextEra Energy, Inc.	23,200	1,253,264
Northeast Utilities	9,700	326,405
NV Energy, Inc.	87,700	1,290,067
Pepco Holdings, Inc.	12,400	234,608
Pinnacle West Capital Corp.	6,000	257,640
PPL Corp.	57,086	1,629,234
Progress Energy, Inc.	16,200	837,864
Southern Co.	46,700	1,978,679
Westar Energy, Inc.	6,200	163,804

		15,579,640

Gas Utilities (0.2%)
AGL Resources, Inc.	4,300	175,182
Atmos Energy Corp.	37,700	1,223,365
National Fuel Gas Co.	3,900	189,852
Oneok, Inc.	5,500	363,220
Questar Corp.	9,700	171,787
UGI Corp.	6,100	160,247

		2,283,653

Independent Power Producers & Energy Traders (0.1%)
AES Corp.*	36,100	352,336
Calpine Corp.*	19,200	270,336
Constellation Energy Group, Inc.	10,200	388,212
GenOn Energy, Inc.*	42,316	117,639
NRG Energy, Inc.*	13,200	279,972

		1,408,495

Multi-Utilities (1.7%)
Alliant Energy Corp.	6,100	235,948
Ameren Corp.	13,200	392,964
CenterPoint Energy, Inc.	60,700	1,190,934
CMS Energy Corp.	79,300	1,569,347
Consolidated Edison, Inc.	16,100	918,022
Dominion Resources, Inc.	31,700	1,609,409
DTE Energy Co.	48,400	2,372,568
Integrys Energy Group, Inc.	4,300	209,066
MDU Resources Group, Inc.	10,300	197,657
NiSource, Inc.	15,300	327,114
NSTAR	5,700	255,417
OGE Energy Corp.	5,400	258,066
PG&E Corp.	71,065	3,006,760
Public Service Enterprise Group, Inc.	52,825	1,762,770
SCANA Corp.	6,300	254,835
Sempra Energy	13,200	679,800
TECO Energy, Inc.	72,500	1,241,925
Vectren Corp.	4,500	121,860
Wisconsin Energy Corp.	12,800	400,512
Xcel Energy, Inc.	26,600	656,754

		17,661,728

Water Utilities (0.1%)
American Water Works Co., Inc.	9,600	289,728
Aqua America, Inc.	6,800	146,676

		436,404

Total Utilities		37,369,920

Total Common Stocks (80.1%) (Cost $836,141,874)		838,618,719

CONVERTIBLE PREFERRED STOCK:
Utilities (0.0%)
Electric Utilities (0.0%)
PPL Corp.
9.500%	7,500	414,975

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Total Convertible Preferred Stock (0.0%) (Cost $375,000)		$414,975

	Number of Rights	Value (Note 1)
RIGHTS:
Health Care (0.0%)
Biotechnology (0.0%)
Celgene Corp., expiring 12/31/11* (Cost $1,590)	300	471

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Commercial Paper (0.2%)
HSBC USA, Inc.
0.06%, 10/3/11 (p)	$2,160,000	2,159,989

Government Securities (2.1%)
U.S. Treasury Bills
0.01%, 11/3/11 #(p)	22,008,300	22,008,066

Total Short-Term Investments (2.3%) (Cost $24,167,284)		24,168,055

Total Investments (82.4%) (Cost $860,685,748)		863,202,220
Other Assets Less Liabilities (17.6%)		184,468,277

Net Assets (100%)		$1,047,670,497

*	Non-income producing.

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $22,008,066

(p)	Yield to maturity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	1,378	December-11	$77,670,784	$77,581,400	$89,384
S&P MidCap 400 E-Mini Index	29	December-11	2,275,425	2,258,810	16,615

					$105,999

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$95,113,243	$—	$—	$95,113,243
Consumer Staples	90,288,167	5,409,345	—	95,697,512
Energy	94,868,264	—	—	94,868,264
Financials	160,821,812	—	—	160,821,812
Health Care	134,546,521	1,055,062	—	135,601,583
Industrials	72,724,264	—	—	72,724,264
Information Technology	87,664,453	—	—	87,664,453
Materials	20,435,157	—	—	20,435,157
Telecommunication Services	35,609,597	2,712,914	—	38,322,511
Utilities	37,369,920	—	—	37,369,920
Convertible Preferred Stocks
Utilities	—	414,975	—	414,975
Futures	105,999	—	—	105,999
Rights
Health Care	471	—	—	471
Short-Term Investments	—	24,168,055	—	24,168,055

Total Assets	$829,547,868	$33,760,351	$—	$863,308,219

Total Liabilities	$—	$—	$—	$—

Total	$829,547,868	$33,760,351	$—	$863,308,219

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$309,944,122
Net Proceeds of Sales and Redemptions:
Stocks	$451,064,078

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$46,954,811
Aggregate gross unrealized depreciation	(73,029,625)

Net unrealized depreciation	$(26,074,814)

Federal income tax cost of investments	$889,277,034

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.5%)
Auto Components (0.6%)
American Axle & Manufacturing Holdings, Inc.*	1,772	$13,520
Amerigon, Inc.*	2,756	35,084
Cooper Tire & Rubber Co.	7,752	84,419
Dana Holding Corp.*	17,019	178,700
Dorman Products, Inc.*	1,368	45,253
Drew Industries, Inc.	952	19,021
Exide Technologies, Inc.*	2,378	9,512
Gentex Corp.	41,939	1,008,633
Goodyear Tire & Rubber Co.*	30,203	304,748
Stoneridge, Inc.*	3,249	16,960
Tenneco, Inc.*	30,772	788,071
Tower International, Inc.*	793	8,176
Visteon Corp.*	345	14,835

		2,526,932

Automobiles (0.0%)
Tesla Motors, Inc.*	6,588	160,681
Winnebago Industries, Inc.*	3,546	24,539

		185,220

Distributors (0.3%)
Core-Mark Holding Co., Inc.*	188	5,759
LKQ Corp.*	55,025	1,329,404
Pool Corp.	5,963	156,111

		1,491,274

Diversified Consumer Services (1.4%)
American Public Education, Inc.*	2,215	75,310
Archipelago Learning, Inc.*	901	7,568
Bridgepoint Education, Inc.*	2,215	38,630
Capella Education Co.*	1,948	55,284
Coinstar, Inc.*	33,881	1,355,240
DeVry, Inc.	6,922	255,837
Estacio Participacoes S.A.	62,100	536,697
Grand Canyon Education, Inc.*	65,058	1,050,687
Hillenbrand, Inc.	7,739	142,398
ITT Educational Services, Inc.*	3,473	199,975
K12, Inc.*	3,200	81,472
Matthews International Corp., Class A	1,419	43,648
National American University Holdings, Inc.	1,041	7,454
Sotheby’s, Inc.	8,358	230,430
Steiner Leisure Ltd.*	1,882	76,729
Strayer Education, Inc.	1,515	116,155
Universal Technical Institute, Inc.*	2,639	35,864
Weight Watchers International, Inc.	25,268	1,471,861

		5,781,239

Hotels, Restaurants & Leisure (2.7%)
AFC Enterprises, Inc.*	3,052	36,105
Ambassadors Group, Inc.	558	3,197
Ameristar Casinos, Inc.	3,976	63,815
Bally Technologies, Inc.*	4,968	134,037
Biglari Holdings, Inc.*	13	3,853
BJ’s Restaurants, Inc.*	18,426	812,771
Bravo Brio Restaurant Group, Inc.*	2,375	39,520
Brinker International, Inc.	9,669	202,276
Buffalo Wild Wings, Inc.*	18,369	1,098,466
Caribou Coffee Co., Inc.*	760	8,983
Carrols Restaurant Group, Inc.*	1,547	13,768
CEC Entertainment, Inc.	2,462	70,093
Cheesecake Factory, Inc.*	15,699	386,980
Chipotle Mexican Grill, Inc.*	2,030	614,989
Choice Hotels International, Inc.	329	9,778
Churchill Downs, Inc.	406	15,846
Cracker Barrel Old Country Store, Inc.	2,681	107,455
Denny’s Corp.*	8,953	29,814
DineEquity, Inc.*	1,917	73,785
Domino’s Pizza UK & IRL plc	152,583	1,051,804
Domino’s Pizza, Inc.*	2,909	79,270
Dunkin’ Brands Group, Inc.*	2,717	75,261
Einstein Noah Restaurant Group, Inc.	600	7,698
Interval Leisure Group, Inc.*	4,988	66,440
Jack in the Box, Inc.*	45,560	907,555
Jamba, Inc.*	8,344	10,764
Krispy Kreme Doughnuts, Inc.*	7,250	49,445
Life Time Fitness, Inc.*	4,758	175,332
Marriott International, Inc., Class A	8,600	234,264
Morgans Hotel Group Co.*	1,011	6,056
Orient-Express Hotels Ltd., Class A*	112,990	780,761
P.F. Chang’s China Bistro, Inc.	2,589	70,524
Panera Bread Co., Class A*	17,641	1,833,606
Papa John’s International, Inc.*	2,435	74,024
Peet’s Coffee & Tea, Inc.*	19,384	1,078,526
Pinnacle Entertainment, Inc.*	465	4,222
Red Robin Gourmet Burgers, Inc.*	1,443	34,762
Ruth’s Hospitality Group, Inc.*	794	3,406
Scientific Games Corp., Class A*	3,788	26,971
Shuffle Master, Inc.*	87,334	734,479
Six Flags Entertainment Corp.	5,156	142,924
Sonic Corp.*	7,519	53,159
Texas Roadhouse, Inc.	7,274	96,162
Town Sports International Holdings, Inc.*	1,057	7,674
Vail Resorts, Inc.	3,515	132,832

		11,463,452

Household Durables (1.0%)
American Greetings Corp., Class A	297	5,495
Ethan Allen Interiors, Inc.	1,040	14,154
Harman International Industries, Inc.	5,705	163,049
iRobot Corp.*	2,934	73,819
Jarden Corp.	33,970	959,992
Leggett & Platt, Inc.	13,264	262,495
Libbey, Inc.*	2,437	25,686
Skullcandy, Inc.*	208	2,939
Tempur-Pedic International, Inc.*	41,890	2,203,833
Tupperware Brands Corp.	7,667	412,025
Universal Electronics, Inc.*	691	11,325
Zagg, Inc.*	2,767	27,449

		4,162,261

Internet & Catalog Retail (1.0%)
Blue Nile, Inc.*	21,097	744,302
Gaiam, Inc., Class A	47,468	160,917
Geeknet, Inc.*	538	10,878
HomeAway, Inc.*	5,447	183,128
HSN, Inc.*	4,947	163,894
Nutrisystem, Inc.	3,394	41,101
Overstock.com, Inc.*	1,445	13,395
PetMed Express, Inc.	2,691	24,219
priceline.com, Inc.*	1,430	642,728
Shutterfly, Inc.*	49,692	2,046,317
U.S. Auto Parts Network, Inc.*	1,966	9,968
Valuevision Media, Inc., Class A*	4,034	9,520

		4,050,367

Leisure Equipment & Products (0.3%)
Brunswick Corp.	57,020	800,561

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Marine Products Corp.*	549	$1,877
Polaris Industries, Inc.	8,008	400,160
Smith & Wesson Holding Corp.*	2,605	6,565
Sturm Ruger & Co., Inc.	2,344	60,897

		1,270,060

Media (1.0%)
Arbitron, Inc.	3,377	111,711
Belo Corp., Class A	3,398	16,616
Cinemark Holdings, Inc.	10,424	196,805
Crown Media Holdings, Inc., Class A*	1,200	1,716
Cumulus Media, Inc., Class A*	884	2,511
Entravision Communications Corp., Class A*	3,738	3,813
Global Sources Ltd.*	1,375	9,309
interCLICK, Inc.*	2,521	13,992
Interpublic Group of Cos., Inc.	22,629	162,929
John Wiley & Sons, Inc., Class A	5,758	255,770
Knology, Inc.*	3,572	46,365
Lamar Advertising Co., Class A*	2,146	36,546
Lions Gate Entertainment Corp.*	85,564	590,392
MDC Partners, Inc., Class A	3,083	44,457
Morningstar, Inc.	3,014	170,110
National CineMedia, Inc.	76,003	1,102,803
Nexstar Broadcasting Group, Inc., Class A*	389	2,571
Pandora Media, Inc.*	45,807	671,073
ReachLocal, Inc.*	1,228	13,348
Regal Entertainment Group, Class A	3,330	39,094
Rentrak Corp.*	1,194	15,032
Sinclair Broadcast Group, Inc., Class A	436	3,126
Sirius XM Radio, Inc.*	464,100	700,791
Valassis Communications, Inc.*	6,081	113,958
Value Line, Inc.	118	1,356
World Wrestling Entertainment, Inc., Class A	3,007	26,792

		4,352,986

Multiline Retail (0.3%)
99 Cents Only Stores*	673	12,397
Big Lots, Inc.*	2,683	93,449
Dollar Tree, Inc.*	15,830	1,188,991
Gordmans Stores, Inc.*	621	7,433

		1,302,270

Specialty Retail (3.7%)
Aaron’s, Inc.	7,211	182,078
Abercrombie & Fitch Co., Class A	18,442	1,135,290
Aeropostale, Inc.*	9,992	108,014
America’s Car-Mart, Inc.*	597	17,325
ANN, Inc.*	6,443	147,158
Ascena Retail Group, Inc.*	7,770	210,334
AutoNation, Inc.*	2,502	82,016
Body Central Corp.*	1,451	26,350
Buckle, Inc.	3,333	128,187
CarMax, Inc.*	45,375	1,082,194
Cato Corp., Class A	3,433	77,448
Chico’s FAS, Inc.	14,528	166,055
Children’s Place Retail Stores, Inc.*	11,900	553,707
Citi Trends, Inc.*	24,600	289,542
Cost Plus, Inc.*	1,479	9,318
Destination Maternity Corp.	1,341	17,259
Dick’s Sporting Goods, Inc.*	49,526	1,657,140
DSW, Inc., Class A	2,474	114,249
Express, Inc.	55,831	1,132,811
Finish Line, Inc., Class A	1,962	39,220
Francesca’s Holdings Corp.*	10,686	226,650
Genesco, Inc.*	296	15,253
GNC Holdings, Inc., Class A*	8,115	163,274
Guess?, Inc.	23,220	661,538
hhgregg, Inc.*	135	1,316
Hibbett Sports, Inc.*	3,392	114,955
Jos. A. Bank Clothiers, Inc.*	3,421	159,521
Lumber Liquidators Holdings, Inc.*	2,854	43,095
Men’s Wearhouse, Inc.	1,088	28,375
Monro Muffler Brake, Inc.	3,783	124,726
PetSmart, Inc.	13,877	591,854
Pier 1 Imports, Inc.*	3,430	33,545
Ross Stores, Inc.	16,210	1,275,565
Rue21, Inc.*	1,830	41,523
Sally Beauty Holdings, Inc.*	10,756	178,550
Select Comfort Corp.*	6,042	84,407
Systemax, Inc.*	92	1,170
Teavana Holdings, Inc.*	5,339	108,595
Tractor Supply Co.	29,451	1,842,160
Ulta Salon Cosmetics & Fragrance, Inc.*	33,189	2,065,351
Vitamin Shoppe, Inc.*	12,667	474,252
Williams-Sonoma, Inc.	6,770	208,448
Winmark Corp.	272	12,572
Zumiez, Inc.*	2,635	46,139

		15,678,529

Textiles, Apparel & Luxury Goods (2.2%)
Carter’s, Inc.*	5,266	160,824
Cherokee, Inc.	895	11,501
Coach, Inc.	19,940	1,033,490
Columbia Sportswear Co.	12,220	567,008
Crocs, Inc.*	10,585	250,547
Deckers Outdoor Corp.*	19,405	1,809,710
Fossil, Inc.*	6,423	520,648
G-III Apparel Group Ltd.*	2,089	47,755
Hanesbrands, Inc.*	60,556	1,514,506
Iconix Brand Group, Inc.*	55,500	876,900
Kenneth Cole Productions, Inc., Class A*	289	3,101
Liz Claiborne, Inc.*	627	3,135
Maidenform Brands, Inc.*	2,926	68,498
Oxford Industries, Inc.	1,592	54,606
Perry Ellis International, Inc.*	123	2,312
PVH Corp.	1,105	64,355
R.G. Barry Corp.	141	1,495
Steven Madden Ltd.*	4,645	139,814
True Religion Apparel, Inc.*	3,162	85,247
Under Armour, Inc., Class A*	11,958	794,131
Vera Bradley, Inc.*	2,449	88,286
Warnaco Group, Inc.*	4,585	211,323
Wolverine World Wide, Inc.	31,942	1,062,071

		9,371,263

Total Consumer Discretionary		61,635,853

Consumer Staples (2.9%)
Beverages (0.4%)
Boston Beer Co., Inc., Class A*	11,925	866,947
Coca-Cola Bottling Co. Consolidated	565	31,335
Craft Brewers Alliance, Inc.*	402	2,255
Hansen Natural Corp.*	8,627	753,051
Heckmann Corp.*	5,656	29,920
National Beverage Corp.	1,300	19,708
Primo Water Corp.*	1,226	6,915

		1,710,131

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Food & Staples Retailing (0.4%)
Arden Group, Inc., Class A	87	$6,917
BJ’s Wholesale Club, Inc.*	676	34,638
Casey’s General Stores, Inc.	21,786	950,959
Chefs’ Warehouse Holdings LLC*	21,113	248,289
Fresh Market, Inc.*	3,478	132,721
Pantry, Inc.*	208	2,523
Pricesmart, Inc.	2,201	137,166
Rite Aid Corp.*	5,496	5,386
Ruddick Corp.	3,276	127,731
United Natural Foods, Inc.*	5,746	212,832

		1,859,162

Food Products (1.7%)
Alico, Inc.	127	2,494
B&G Foods, Inc.	3,393	56,595
Calavo Growers, Inc.	1,440	29,549
Cal-Maine Foods, Inc.	120	3,772
Corn Products International, Inc.	7,625	299,205
Darling International, Inc.*	14,471	182,190
Diamond Foods, Inc.	2,708	216,071
Dole Food Co., Inc.*	821	8,210
Farmer Bros Co.	248	1,367
Flowers Foods, Inc.	13,822	268,976
Green Mountain Coffee Roasters, Inc.*	31,217	2,901,308
Hain Celestial Group, Inc.*	24,984	763,261
J&J Snack Foods Corp.	1,762	84,664
Lancaster Colony Corp.	2,316	141,299
Lifeway Foods, Inc.*	716	7,640
Limoneira Co.	1,018	14,537
Omega Protein Corp.*	231	2,097
Smart Balance, Inc.*	3,528	20,815
Smithfield Foods, Inc.*	40,400	787,800
Tootsie Roll Industries, Inc.	2,691	64,907
TreeHouse Foods, Inc.*	18,483	1,142,989

		6,999,746

Household Products (0.1%)
Church & Dwight Co., Inc.	10,166	449,337
Oil-Dri Corp. of America	147	2,731
Spectrum Brands Holdings, Inc.*	1,625	38,383
WD-40 Co.	2,082	82,947

		573,398

Personal Products (0.3%)
Elizabeth Arden, Inc.*	2,447	69,593
Female Health Co.	2,500	10,200
Herbalife Ltd.	14,577	781,327
Inter Parfums, Inc.	1,982	30,622
Medifast, Inc.*	1,734	28,004
Nature’s Sunshine Products, Inc.*	1,370	19,290
Nu Skin Enterprises, Inc., Class A	6,774	274,482
Schiff Nutrition International, Inc.*	392	4,343
Synutra International, Inc.*	2,061	10,965
USANA Health Sciences, Inc.*	839	23,072

		1,251,898

Tobacco (0.0%)
Star Scientific, Inc.*	11,761	27,168
Vector Group Ltd.	4,071	69,937

		97,105

Total Consumer Staples		12,491,440

Energy (6.4%)
Energy Equipment & Services (2.4%)
Atwood Oceanics, Inc.*	2,006	68,926
Basic Energy Services, Inc.*	2,981	42,211
C&J Energy Services, Inc.*	17,565	288,769
Cal Dive International, Inc.*	7,254	13,855
CARBO Ceramics, Inc.	2,374	243,406
Complete Production Services, Inc.*	43,390	817,901
Core Laboratories N.V.	5,575	500,802
Dawson Geophysical Co.*	269	6,343
Dresser-Rand Group, Inc.*	9,763	395,694
Dril-Quip, Inc.*	18,560	1,000,570
Ensco plc (ADR)	12,700	513,461
Geokinetics, Inc.*	1,311	3,173
Global Geophysical Services, Inc.*	2,230	17,773
Gulf Island Fabrication, Inc.	258	5,335
Gulfmark Offshore, Inc., Class A*	519	18,860
Helmerich & Payne, Inc.	10,823	439,414
ION Geophysical Corp.*	16,387	77,511
Key Energy Services, Inc.*	79,329	752,832
Lufkin Industries, Inc.	3,771	200,655
Matrix Service Co.*	600	5,106
Mitcham Industries, Inc.*	821	9,195
Newpark Resources, Inc.*	765	4,659
Oceaneering International, Inc.	36,871	1,303,021
Oil States International, Inc.*	21,489	1,094,220
OYO Geospace Corp.*	536	30,171
Patterson-UTI Energy, Inc.	2,123	36,813
Pioneer Drilling Co.*	70,354	505,142
RigNet, Inc.*	714	11,445
Rowan Cos., Inc.*	2,603	78,585
RPC, Inc.	5,314	86,724
Superior Energy Services, Inc.*	35,750	938,080
Tesco Corp.*	3,020	35,032
TETRA Technologies, Inc.*	1,062	8,199
Tidewater, Inc.	15,612	656,485
Willbros Group, Inc.*	910	3,795

		10,214,163

Oil, Gas & Consumable Fuels (4.0%)
Abraxas Petroleum Corp.*	10,155	26,809
Alon USA Energy, Inc.	1,061	6,504
Alpha Natural Resources, Inc.*	16,000	283,040
Amyris, Inc.*	2,178	44,083
Apco Oil and Gas International, Inc.	1,143	85,062
Approach Resources, Inc.*	1,986	33,742
Arch Coal, Inc.	2,494	36,363
ATP Oil & Gas Corp.*	5,502	42,420
Berry Petroleum Co., Class A	6,372	225,441
Bill Barrett Corp.*	10,142	367,546
BPZ Resources, Inc.*	3,474	9,623
Brigham Exploration Co.*	14,373	363,062
Bumi plc*	25,523	343,217
Cabot Oil & Gas Corp.	38,449	2,380,378
Callon Petroleum Co.*	4,832	18,700
Carrizo Oil & Gas, Inc.*	4,817	103,806
Cheniere Energy, Inc.*	9,842	50,686
Clayton Williams Energy, Inc.*	729	31,209
Clean Energy Fuels Corp.*	6,128	68,143
Cloud Peak Energy, Inc.*	1,553	26,323
Cobalt International Energy, Inc.*	30,919	238,386
Comstock Resources, Inc.*	39,700	613,762
Consol Energy, Inc.	15,840	537,451
Contango Oil & Gas Co.*	1,507	82,448
Crosstex Energy, Inc.	4,469	60,242
CVR Energy, Inc.*	10,859	229,559
Energy XXI Bermuda Ltd.*	9,317	199,850
Evolution Petroleum Corp.*	1,958	13,824
EXCO Resources, Inc.	16,899	181,157

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Forest Oil Corp.*	11,035	$158,904
FX Energy, Inc.*	6,497	26,833
GeoResources, Inc.*	965	17,167
Gevo, Inc.*	723	4,027
GMX Resources, Inc.*	2,369	5,378
Golar LNG Ltd.	4,880	155,086
Goodrich Petroleum Corp.*	3,201	37,836
Gulfport Energy Corp.*	5,055	122,230
Hallador Energy Co.	465	3,980
HollyFrontier Corp.	23,501	616,196
Houston American Energy Corp.	2,057	28,304
Hyperdynamics Corp.*	19,241	71,192
Isramco, Inc.*	139	8,033
James River Coal Co.*	46,800	298,116
Karoon Gas Australia Ltd.*	38,090	102,013
KiOR, Inc., Class A*	748	15,514
Kodiak Oil & Gas Corp.*	157,803	822,154
Magnum Hunter Resources Corp.*	13,769	45,575
McMoRan Exploration Co.*	12,152	120,669
Northern Oil and Gas, Inc.*	7,811	151,455
Oasis Petroleum, Inc.*	37,410	835,365
Panhandle Oil and Gas, Inc., Class A	885	25,108
Patriot Coal Corp.*	10,537	89,143
Petroleum Development Corp.*	34,600	670,894
PetroQuest Energy, Inc.*	1,611	8,861
Pioneer Natural Resources Co.	9,800	644,546
Quicksilver Resources, Inc.*	978	7,413
Rentech, Inc.*	28,612	22,323
Resolute Energy Corp.*	66,959	760,654
Rex Energy Corp.*	3,684	46,603
Rosetta Resources, Inc.*	6,554	224,278
SandRidge Energy, Inc.*	50,722	282,014
SM Energy Co.	18,216	1,104,800
Solazyme, Inc.*	1,031	9,908
Southwestern Energy Co.*	18,400	613,272
Stone Energy Corp.*	6,059	98,216
Syntroleum Corp.*	11,089	9,538
Targa Resources Corp.	2,035	60,541
Triangle Petroleum Corp.*	2,534	9,097
Ultra Petroleum Corp.*	22,900	634,788
Uranerz Energy Corp.*	7,970	10,919
Uranium Energy Corp.*	8,800	24,112
Uranium Resources, Inc.*	11,514	7,847
Ur-Energy, Inc.*	10,420	9,378
VAALCO Energy, Inc.*	727	3,533
Vallares plc(b)*†	54,057	838,750
Venoco, Inc.*	921	8,114
Voyager Oil & Gas, Inc.*	4,202	8,824
W&T Offshore, Inc.	4,306	59,251
Warren Resources, Inc.*	1,479	3,550
Western Refining, Inc.*	6,128	76,355
Westmoreland Coal Co.*	327	2,538
World Fuel Services Corp.	4,974	162,401
Zion Oil & Gas, Inc.*	3,067	6,011

		16,892,443

Total Energy		27,106,606

Financials (4.7%)
Capital Markets (1.5%)
Affiliated Managers Group, Inc.*	20,449	1,596,044
Artio Global Investors, Inc.	3,553	28,282
BGC Partners, Inc., Class A	9,345	56,350
Cohen & Steers, Inc.	1,823	52,411
Diamond Hill Investment Group, Inc.	300	20,817
Duff & Phelps Corp., Class A	3,747	39,943
Eaton Vance Corp.	14,704	327,458
Epoch Holding Corp.	1,900	25,783
Evercore Partners, Inc., Class A	39,133	892,232
Federated Investors, Inc., Class B	9,059	158,804
Financial Engines, Inc.*	4,736	85,769
GAMCO Investors, Inc., Class A	529	20,837
Greenhill & Co., Inc.	14,665	419,272
HFF, Inc., Class A*	3,578	31,272
ICG Group, Inc.*	345	3,178
KBW, Inc.	13,349	184,083
Ladenburg Thalmann Financial Services, Inc.*	13,100	20,305
Lazard Ltd., Class A	46,248	975,833
LPL Investment Holdings, Inc.*	3,571	90,775
Pzena Investment Management, Inc., Class A	949	3,113
SEI Investments Co.	24,546	377,518
Stifel Financial Corp.*	29,538	784,529
Virtus Investment Partners, Inc.*	633	33,942
Waddell & Reed Financial, Inc., Class A	10,690	267,357
Westwood Holdings Group, Inc.	804	27,778

		6,523,685

Commercial Banks (1.0%)
Arrow Financial Corp.	62	1,375
Bank of the Ozarks, Inc.	540	11,302
Bridge Bancorp, Inc.	321	5,874
Bryn Mawr Bank Corp.	183	3,032
Enterprise Financial Services Corp.	268	3,642
First Financial Bankshares, Inc.	1,786	46,722
Hampton Roads Bankshares, Inc.*	1,208	5,677
Hancock Holding Co.	21,100	565,058
IBERIABANK Corp.	17,346	816,303
Investors Bancorp, Inc.*	709	8,955
MB Financial, Inc.	45,300	666,816
Signature Bank/New York*	41,020	1,957,885
SVB Financial Group*	1,179	43,623
SY Bancorp, Inc.	300	5,586
Taylor Capital Group, Inc.*	411	2,639
Westamerica Bancorp	1,629	62,423

		4,206,912

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	861	6,337
Cash America International, Inc.	1,216	62,211
Credit Acceptance Corp.*	825	53,097
DFC Global Corp.*	5,372	117,378
EZCORP, Inc., Class A*	5,804	165,646
First Cash Financial Services, Inc.*	3,745	157,103
Green Dot Corp., Class A*	2,731	85,535
Imperial Holdings, Inc.*	1,833	4,399
Netspend Holdings, Inc.*	82,165	422,328
World Acceptance Corp.*	1,755	98,192

		1,172,226

Diversified Financial Services (0.3%)
CBOE Holdings, Inc.	6,509	159,275
Encore Capital Group, Inc.*	1,992	43,525
Justice Holdings Ltd.*	41,190	603,840
MarketAxess Holdings, Inc.	3,565	92,761
MSCI, Inc., Class A*	14,748	447,307
NASDAQ OMX Group, Inc.*	1,867	43,203
Portfolio Recovery Associates, Inc.*	2,117	131,720

		1,521,631

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Insurance (0.1%)
Amtrust Financial Services, Inc.	373	$8,303
Crawford & Co., Class B	3,169	16,986
Erie Indemnity Co., Class A	3,421	243,507
Flagstone Reinsurance Holdings S.A.	359	2,782
Greenlight Capital Reinsurance Ltd., Class A*	775	16,073
Hallmark Financial Services*	583	4,297
State Auto Financial Corp.	206	2,709
Validus Holdings Ltd.	1,314	32,745

		327,402

Real Estate Investment Trusts (REITs) (1.3%)
Acadia Realty Trust (REIT)	1,101	20,589
Alexander’s, Inc. (REIT)	253	91,338
American Assets Trust, Inc. (REIT)	3,752	67,348
American Campus Communities, Inc. (REIT)	3,712	138,124
Apartment Investment & Management Co. (REIT), Class A	10,022	221,687
Associated Estates Realty Corp. (REIT)	329	5,086
Camden Property Trust (REIT)	6,257	345,762
CBL & Associates Properties, Inc. (REIT)	5,724	65,025
Cogdell Spencer, Inc. (REIT)	1,442	5,436
Corporate Office Properties Trust/Maryland (REIT)	2,771	60,352
Digital Realty Trust, Inc. (REIT)	12,311	679,075
DuPont Fabros Technology, Inc. (REIT)	2,771	54,561
EastGroup Properties, Inc. (REIT)	1,557	59,384
Equity Lifestyle Properties, Inc. (REIT)	2,605	163,333
Essex Property Trust, Inc. (REIT)	2,250	270,090
Extra Space Storage, Inc. (REIT)	4,504	83,910
Federal Realty Investment Trust (REIT)	5,822	479,791
FelCor Lodging Trust, Inc. (REIT)*	7,681	17,897
Getty Realty Corp. (REIT)	1,477	21,298
Gladstone Commercial Corp. (REIT)	488	7,652
Glimcher Realty Trust (REIT)	11,048	78,220
Highwoods Properties, Inc. (REIT)	6,761	191,066
Home Properties, Inc. (REIT)	5,632	319,672
Investors Real Estate Trust (REIT)	1,866	13,435
Kilroy Realty Corp. (REIT)	3,557	111,334
LTC Properties, Inc. (REIT)	691	17,496
Macerich Co. (REIT)	5,797	247,126
Mid-America Apartment Communities, Inc. (REIT)	4,537	273,218
National Health Investors, Inc. (REIT)	1,350	56,875
Newcastle Investment Corp. (REIT)	11,062	45,022
Omega Healthcare Investors, Inc. (REIT)	11,898	189,535
Potlatch Corp. (REIT)	2,701	85,136
PS Business Parks, Inc. (REIT)	467	23,135
Rayonier, Inc. (REIT)	15,049	553,653
Sabra Health Care REIT, Inc. (REIT)	1,135	10,828
Saul Centers, Inc. (REIT)	905	30,598
Strategic Hotels & Resorts, Inc. (REIT)*	5,464	23,550
Tanger Factory Outlet Centers (REIT)	10,266	267,019
UDR, Inc. (REIT)	1,899	42,044
Universal Health Realty Income Trust (REIT)	671	22,552
Urstadt Biddle Properties, Inc. (REIT), Class A	363	5,797
Washington Real Estate Investment Trust (REIT)	2,125	59,883

		5,524,932

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.	4,118	213,354
Tejon Ranch Co.*	1,752	41,820

		255,174

Thrifts & Mortgage Finance (0.1%)
Apollo Residential Mortgage, Inc.*	878	14,399
Hudson City Bancorp, Inc.	5,937	33,603
Northwest Bancshares, Inc.	32,900	391,839
People’s United Financial, Inc.	8,772	100,001
TrustCo Bank Corp./New York	685	3,055
Walker & Dunlop, Inc.*	1,313	15,257
Westfield Financial, Inc.	908	5,984

		564,138

Total Financials		20,096,100

Health Care (14.3%)
Biotechnology (3.0%)
Achillion Pharmaceuticals, Inc.*	5,919	27,938
Acorda Therapeutics, Inc.*	4,928	98,363
Affymax, Inc.*	2,139	9,583
Alexion Pharmaceuticals, Inc.*	10,450	669,427
Alkermes plc*	11,781	179,778
Allos Therapeutics, Inc.*	7,915	14,564
Alnylam Pharmaceuticals, Inc.*	4,400	28,908
AMAG Pharmaceuticals, Inc.*	299	4,413
Amarin Corp. plc (ADR)*	106,940	983,848
Amicus Therapeutics, Inc.*	1,915	7,354
Amylin Pharmaceuticals, Inc.*	23,166	213,822
Anacor Pharmaceuticals, Inc.*	1,235	7,039
Anthera Pharmaceuticals, Inc.*	2,470	11,782
Ardea Biosciences, Inc.*	7,263	113,448
Arena Pharmaceuticals, Inc.*	1,475	2,139
ARIAD Pharmaceuticals, Inc.*	54,034	474,959
ArQule, Inc.*	53,572	270,539
Array BioPharma, Inc.*	3,219	6,309
Astex Pharmaceuticals*	550	1,056
AVEO Pharmaceuticals, Inc.*	25,304	389,429
AVI BioPharma, Inc.*	16,100	18,032
BioCryst Pharmaceuticals, Inc.*	3,595	9,922
BioMarin Pharmaceutical, Inc.*	13,716	437,129
BioMimetic Therapeutics, Inc.*	995	3,283
BioSante Pharmaceuticals, Inc.*	12,874	29,353
Biospecifics Technologies Corp.*	662	10,685
Biotime, Inc.*	3,088	13,618
Cell Therapeutics, Inc.*	20,929	22,185
Celldex Therapeutics, Inc.*	847	1,935
Cepheid, Inc.*	26,944	1,046,236
Chelsea Therapeutics International Ltd.*	63,548	231,950
Cleveland Biolabs, Inc.*	3,841	9,756
Codexis, Inc.*	3,014	13,774
Cubist Pharmaceuticals, Inc.*	7,413	261,827
Curis, Inc.*	6,735	21,283
Cytori Therapeutics, Inc.*	4,400	12,980
DUSA Pharmaceuticals, Inc.*	3,007	11,126
Dyax Corp.*	10,081	12,702
Dynavax Technologies Corp.*	14,873	27,664

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Emergent Biosolutions, Inc.*	3,003	$46,336
Enzon Pharmaceuticals, Inc.*	325	2,288
Exact Sciences Corp.*	4,464	29,596
Exelixis, Inc.*	15,801	86,273
Genomic Health, Inc.*	2,096	46,070
Geron Corp.*	3,587	7,604
GTx, Inc.*	2,876	9,635
Halozyme Therapeutics, Inc.*	10,125	62,167
Horizon Pharma, Inc.*	373	2,607
Human Genome Sciences, Inc.*	23,463	297,745
Idenix Pharmaceuticals, Inc.*	1,911	9,536
Immunogen, Inc.*	6,667	73,070
Immunomedics, Inc.*	8,184	26,189
Incyte Corp.*	26,127	364,994
Infinity Pharmaceuticals, Inc.*	2,324	16,384
Inhibitex, Inc.*	5,762	14,175
InterMune, Inc.*	34,664	700,213
Ironwood Pharmaceuticals, Inc.*	27,836	300,629
Isis Pharmaceuticals, Inc.*	12,297	83,374
Keryx Biopharmaceuticals, Inc.*	8,843	26,529
Lexicon Pharmaceuticals, Inc.*	8,200	7,543
Ligand Pharmaceuticals, Inc., Class B*	2,443	33,420
MannKind Corp.*	9,533	36,130
Medivation, Inc.*	3,882	65,916
Metabolix, Inc.*	2,880	12,614
Micromet, Inc.*	5,807	27,874
Momenta Pharmaceuticals, Inc.*	5,700	65,550
Myriad Genetics, Inc.*	10,609	198,813
Nabi Biopharmaceuticals*	5,342	8,975
Neurocrine Biosciences, Inc.*	4,406	26,348
Novavax, Inc.*	8,207	13,213
NPS Pharmaceuticals, Inc.*	10,629	69,195
Nymox Pharmaceutical Corp.*	2,019	16,515
OncoGenex Pharmaceutical, Inc.*	1,192	11,682
Oncothyreon, Inc.*	3,664	21,911
Onyx Pharmaceuticals, Inc.*	13,915	417,589
Opko Health, Inc.*	13,457	58,269
Orexigen Therapeutics, Inc.*	4,055	8,069
Osiris Therapeutics, Inc.*	1,972	10,097
PDL BioPharma, Inc.	14,298	79,354
Peregrine Pharmaceuticals, Inc.*	8,487	9,251
Pharmacyclics, Inc.*	44,669	528,434
Pharmasset, Inc.*	16,620	1,368,989
PharmAthene, Inc.*	4,373	7,696
Progenics Pharmaceuticals, Inc.*	2,715	15,584
Raptor Pharmaceutical Corp.*	5,110	23,046
Regeneron Pharmaceuticals, Inc.*	13,168	766,378
Rigel Pharmaceuticals, Inc.*	6,352	46,751
Sangamo BioSciences, Inc.*	6,700	29,145
Savient Pharmaceuticals, Inc.*	33,060	135,546
Sciclone Pharmaceuticals, Inc.*	4,307	16,410
Seattle Genetics, Inc.*	11,930	227,386
SIGA Technologies, Inc.*	4,254	13,911
Spectrum Pharmaceuticals, Inc.*	6,493	49,542
Sunesis Pharmaceuticals, Inc.*	3,232	3,975
Synta Pharmaceuticals Corp.*	2,925	9,506
Targacept, Inc.*	3,406	51,090
Theravance, Inc.*	7,129	143,578
Trius Therapeutics, Inc.*	767	4,832
United Therapeutics Corp.*	6,400	239,936
Vanda Pharmaceuticals, Inc.*	3,281	16,241
Vical, Inc.*	7,894	19,577
Zalicus, Inc.*	5,645	5,535
ZIOPHARM Oncology, Inc.*	6,991	30,830
Zogenix, Inc.*	2,789	5,104

		12,872,902

Health Care Equipment & Supplies (4.4%)
Abaxis, Inc.*	2,759	63,209
ABIOMED, Inc.*	3,895	42,962
Accuray, Inc.*	7,431	29,873
Align Technology, Inc.*	7,584	115,049
Alimera Sciences, Inc.*	1,370	10,960
Analogic Corp.	1,164	52,857
Antares Pharma, Inc.*	10,783	25,017
ArthroCare Corp.*	3,405	97,962
AtriCure, Inc.*	1,719	16,743
Atrion Corp.	193	40,026
Bacterin International Holdings, Inc.*	2,690	5,380
Biolase Technology, Inc.*	818	2,454
Cardiovascular Systems, Inc.*	1,631	18,577
Cerus Corp.*	5,371	11,386
Conceptus, Inc.*	3,745	39,210
Cooper Cos., Inc.	1,543	122,128
CryoLife, Inc.*	317	1,423
Cyberonics, Inc.*	3,513	99,418
Delcath Systems, Inc.*	5,966	19,926
DexCom, Inc.*	101,691	1,220,292
DynaVox, Inc., Class A*	886	3,190
Edwards Lifesciences Corp.*	22,560	1,608,077
Endologix, Inc.*	6,076	61,003
Exactech, Inc.*	690	9,715
Gen-Probe, Inc.*	30,283	1,733,702
Haemonetics Corp.*	3,039	177,721
Hansen Medical, Inc.*	5,781	19,193
HeartWare International, Inc.*	26,466	1,704,675
Hill-Rom Holdings, Inc.	7,075	212,391
Hologic, Inc.*	81,520	1,239,919
ICU Medical, Inc.*	352	12,954
IDEXX Laboratories, Inc.*	7,054	486,514
Insulet Corp.*	5,683	86,723
Integra LifeSciences Holdings Corp.*	2,574	92,072
Intuitive Surgical, Inc.*	2,880	1,049,126
Invacare Corp.	208	4,792
IRIS International, Inc.*	1,601	14,361
Kensey Nash Corp.*	1,045	25,602
Kinetic Concepts, Inc.*	6,157	405,685
MAKO Surgical Corp.*	20,767	710,647
Masimo Corp.	6,522	141,201
Medical Action Industries, Inc.*	859	4,338
Meridian Bioscience, Inc.	5,120	80,589
Merit Medical Systems, Inc.*	4,891	64,268
Natus Medical, Inc.*	1,882	17,898
Neogen Corp.*	14,369	498,892
Neoprobe Corp.*	11,949	35,369
NuVasive, Inc.*	4,908	83,779
NxStage Medical, Inc.*	43,249	902,174
OraSure Technologies, Inc.*	5,796	46,136
Orthofix International N.V.*	2,255	77,820
Quidel Corp.*	3,513	57,508
ResMed, Inc.*	18,747	539,726
Rockwell Medical Technologies, Inc.*	1,976	16,124
RTI Biologics, Inc.*	463	1,523
Sirona Dental Systems, Inc.*	24,208	1,026,661
SonoSite, Inc.*	1,714	52,003
Spectranetics Corp.*	4,169	29,767
STAAR Surgical Co.*	3,922	30,592
Stereotaxis, Inc.*	5,419	6,015
STERIS Corp.	7,317	214,169

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Symmetry Medical, Inc.*	1,099	$8,484
Synergetics USA, Inc.*	2,705	14,580
Synovis Life Technologies, Inc.*	1,480	24,716
Thoratec Corp.*	30,379	991,571
Tornier N.V.*	1,298	26,596
Unilife Corp.*	6,999	29,396
Uroplasty, Inc.*	2,215	10,743
Vascular Solutions, Inc.*	2,208	25,282
Volcano Corp.*	54,235	1,606,983
West Pharmaceutical Services, Inc.	2,277	84,477
Young Innovations, Inc.	238	6,783
Zoll Medical Corp.*	2,707	102,162

		18,551,239

Health Care Providers & Services (2.9%)
Accretive Health, Inc.*	4,946	105,004
Air Methods Corp.*	1,403	89,329
Alliance HealthCare Services, Inc.*	3,106	3,541
AMERIGROUP Corp.*	3,610	140,826
AMN Healthcare Services, Inc.*	2,147	8,609
Bio-Reference Labs, Inc.*	3,115	57,347
BioScrip, Inc.*	3,756	23,888
Brookdale Senior Living, Inc.*	10,478	131,394
Capital Senior Living Corp.*	1,079	6,657
Cardinal Health, Inc.	16,300	682,644
CardioNet, Inc.*	822	2,466
Catalyst Health Solutions, Inc.*	40,288	2,324,215
Centene Corp.*	35,778	1,025,755
Chemed Corp.	2,440	134,102
Chindex International, Inc.*	630	5,550
Continucare Corp.*	2,659	16,964
Corvel Corp.*	773	32,853
Emeritus Corp.*	3,774	53,213
Ensign Group, Inc.	2,013	46,520
ExamWorks Group, Inc.*	3,340	34,001
Hanger Orthopedic Group, Inc.*	2,166	40,916
Health Management Associates, Inc., Class A*	31,215	216,008
Healthspring, Inc.*	26,954	982,743
HMS Holdings Corp.*	79,402	1,936,615
IPC The Hospitalist Co., Inc.*	2,033	72,558
Landauer, Inc.	1,160	57,466
LHC Group, Inc.*	109	1,860
Lincare Holdings, Inc.	11,720	263,700
MEDNAX, Inc.*	16,405	1,027,609
MedQuist Holdings, Inc.*	3,895	29,446
Metropolitan Health Networks, Inc.*	5,140	23,336
Molina Healthcare, Inc.*	2,088	32,239
MWI Veterinary Supply, Inc.*	9,443	649,867
National Research Corp.	214	7,092
Owens & Minor, Inc.	6,410	182,557
Patterson Cos., Inc.	5,090	145,727
Providence Service Corp.*	346	3,685
PSS World Medical, Inc.*	6,865	135,172
RadNet, Inc.*	3,740	9,126
Select Medical Holdings Corp.*	1,216	8,111
Skilled Healthcare Group, Inc., Class A*	302	1,090
Sunrise Senior Living, Inc.*	5,323	24,645
Team Health Holdings, Inc.*	3,292	54,055
Tenet Healthcare Corp.*	3,352	13,844
U.S. Physical Therapy, Inc.	1,450	26,854
Universal Health Services, Inc., Class B	11,036	375,224
Vanguard Health Systems, Inc.*	33,519	340,553
VCA Antech, Inc.*	19,500	311,610
WellCare Health Plans, Inc.*	5,262	199,851

		12,098,437

Health Care Technology (1.2%)
Allscripts Healthcare Solutions, Inc.*	69,968	1,260,823
athenahealth, Inc.*	4,313	256,839
Computer Programs & Systems, Inc.	1,367	90,427
Emdeon, Inc., Class A*	225	4,228
Epocrates, Inc.*	712	6,415
HealthStream, Inc.*	1,888	24,223
MedAssets, Inc.*	4,844	46,551
Medidata Solutions, Inc.*	2,602	42,777
Merge Healthcare, Inc.*	6,111	37,216
Omnicell, Inc.*	1,993	27,463
Quality Systems, Inc.	7,586	735,842
SXC Health Solutions Corp.*	48,501	2,701,506
Transcend Services, Inc.*	1,096	24,704

		5,259,014

Life Sciences Tools & Services (1.2%)
BG Medicine, Inc.*	784	2,783
Bruker Corp.*	10,472	141,686
Caliper Life Sciences, Inc.*	5,812	60,852
Charles River Laboratories International, Inc.*	6,385	182,739
Complete Genomics, Inc.*	1,220	7,161
Covance, Inc.*	7,423	337,375
Enzo Biochem, Inc.*	466	1,198
eResearchTechnology, Inc.*	3,185	14,205
Fluidigm Corp.*	788	10,977
Luminex Corp.*	4,661	103,334
Medtox Scientific, Inc.	917	12,003
Mettler-Toledo International, Inc.*	3,955	553,542
Pacific Biosciences of California, Inc.*	941	3,021
PAREXEL International Corp.*	82,598	1,563,580
Pharmaceutical Product Development, Inc.	43,896	1,126,371
Sequenom, Inc.*	8,541	43,474
Techne Corp.	4,589	312,098
Waters Corp.*	10,700	807,743

		5,284,142

Pharmaceuticals (1.6%)
Acura Pharmaceuticals, Inc.*	1,300	4,420
Aegerion Pharmaceuticals, Inc.*	26,834	339,987
Akorn, Inc.*	6,974	54,467
Ampio Pharmaceuticals, Inc.*	2,430	16,159
Auxilium Pharmaceuticals, Inc.*	55,891	837,806
AVANIR Pharmaceuticals, Inc., Class A*	13,770	39,382
Cadence Pharmaceuticals, Inc.*	55,592	364,128
Columbia Laboratories, Inc.*	7,297	14,229
Corcept Therapeutics, Inc.*	5,038	15,618
Depomed, Inc.*	6,665	35,991
Durect Corp.*	9,408	15,147
Endo Pharmaceuticals Holdings, Inc.*	14,261	399,165
Endocyte, Inc.*	2,046	21,688
Hi-Tech Pharmacal Co., Inc.*	406	13,642
Impax Laboratories, Inc.*	74,783	1,339,364
ISTA Pharmaceuticals, Inc.*	3,975	13,714
Jazz Pharmaceuticals, Inc.*	2,732	113,433
KV Pharmaceutical Co., Class A*	4,211	5,685
Lannett Co., Inc.*	800	3,064
MAP Pharmaceuticals, Inc.*	2,702	39,503
Medicines Co.*	3,841	57,154
Medicis Pharmaceutical Corp., Class A	6,289	229,423

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Nektar Therapeutics*	8,934	$43,330
Neostem, Inc.*	4,782	3,108
Obagi Medical Products, Inc.*	2,311	20,961
Optimer Pharmaceuticals, Inc.*	29,425	407,242
Pacira Pharmaceuticals, Inc.*	599	5,948
Pain Therapeutics, Inc.*	4,593	21,863
Par Pharmaceutical Cos., Inc.*	3,099	82,495
Pernix Therapeutics Holdings*	388	3,422
Pozen, Inc.*	3,000	7,230
Questcor Pharmaceuticals, Inc.*	18,277	498,231
Sagent Pharmaceuticals, Inc.*	15,718	318,132
Salix Pharmaceuticals Ltd.*	44,600	1,320,160
Santarus, Inc.*	6,656	18,570
Sucampo Pharmaceuticals, Inc., Class A*	1,515	5,651
Transcept Pharmaceuticals, Inc.*	481	3,184
Vivus, Inc.*	10,974	88,560
XenoPort, Inc.*	3,500	20,650

		6,841,906

Total Health Care		60,907,640

Industrials (13.0%)
Aerospace & Defense (1.5%)
AAR Corp.	1,241	20,687
Aerovironment, Inc.*	2,091	58,862
Alliant Techsystems, Inc.	283	15,426
American Science & Engineering, Inc.	1,137	69,414
Astronics Corp.*	1,109	31,329
Astronics Corp., Class B*	110	3,030
BE Aerospace, Inc.*	11,354	375,931
Cubic Corp.	866	33,835
DigitalGlobe, Inc.*	60,660	1,178,624
Esterline Technologies Corp.*	6,500	336,960
GenCorp, Inc.*	5,320	23,887
GeoEye, Inc.*	161	4,564
HEICO Corp.	15,461	761,300
Hexcel Corp.*	105,322	2,333,936
KEYW Holding Corp.*	66,204	470,710
LMI Aerospace, Inc.*	564	9,622
Moog, Inc., Class A*	541	17,647
National Presto Industries, Inc.	600	52,146
Orbital Sciences Corp.*	3,061	39,181
Spirit AeroSystems Holdings, Inc., Class A*	2,991	47,706
Taser International, Inc.*	7,363	31,735
Teledyne Technologies, Inc.*	1,273	62,199
TransDigm Group, Inc.*	6,151	502,352
Triumph Group, Inc.	542	26,417

		6,507,500

Air Freight & Logistics (0.4%)
Atlas Air Worldwide Holdings, Inc.*	15,453	514,430
Forward Air Corp.	3,661	93,172
Hub Group, Inc., Class A*	27,962	790,486
Pacer International, Inc.*	488	1,830
Park-Ohio Holdings Corp.*	1,064	12,779
UTi Worldwide, Inc.	11,456	149,386

		1,562,083

Airlines (0.4%)
Alaska Air Group, Inc.*	247	13,904
Allegiant Travel Co.*	29,632	1,396,556
AMR Corp.*	19,378	57,359
Copa Holdings S.A., Class A	3,124	191,407

		1,659,226

Building Products (0.3%)
AAON, Inc.	2,342	36,886
Ameresco, Inc., Class A*	2,170	22,047
Armstrong World Industries, Inc.	258	8,886
Lennox International, Inc.	6,595	170,019
Simpson Manufacturing Co., Inc.	30,120	750,892
Trex Co., Inc.*	1,984	31,804
USG Corp.*	6,255	42,096

		1,062,630

Commercial Services & Supplies (1.5%)
A.T. Cross Co., Class A*	1,057	11,923
ABM Industries, Inc.	1,791	34,136
American Reprographics Co.*	686	2,305
APAC Customer Services, Inc.*	3,309	28,193
Avery Dennison Corp.	816	20,465
Brink’s Co.	5,004	116,643
Casella Waste Systems, Inc., Class A*	2,660	13,992
Cenveo, Inc.*	3,665	11,032
Clean Harbors, Inc.*	12,106	621,038
Consolidated Graphics, Inc.*	1,116	40,767
Copart, Inc.*	6,835	267,385
Corrections Corp. of America*	23,606	535,620
Covanta Holding Corp.	948	14,400
Deluxe Corp.	6,357	118,240
EnergySolutions, Inc.*	2,129	7,515
EnerNOC, Inc.*	896	8,064
Fuel Tech, Inc.*	2,106	12,257
GEO Group, Inc.*	21,700	402,752
Healthcare Services Group, Inc.	8,121	131,073
Heritage-Crystal Clean, Inc.*	574	10,424
Herman Miller, Inc.	7,087	126,574
Higher One Holdings, Inc.*	59,476	967,674
HNI Corp.	5,534	105,865
InnerWorkings, Inc.*	3,039	23,826
Interface, Inc., Class A	6,572	77,944
Intersections, Inc.	1,128	14,495
KAR Auction Services, Inc.*	699	8,465
Knoll, Inc.	64,489	883,499
M&F Worldwide Corp.*	118	2,905
McGrath RentCorp	1,287	30,618
Metalico, Inc.*	2,857	11,142
Mine Safety Appliances Co.	3,351	90,343
Mobile Mini, Inc.*	55,074	905,417
Multi-Color Corp.	94	2,123
Quad/Graphics, Inc.	279	5,042
Rollins, Inc.	7,800	145,938
Standard Parking Corp.*	1,997	31,233
Steelcase, Inc., Class A	1,119	7,061
Swisher Hygiene, Inc.*	10,468	42,395
Sykes Enterprises, Inc.*	589	8,806
Team, Inc.*	2,396	50,268
Tetra Tech, Inc.*	1,584	29,684
TMS International Corp., Class A*	638	4,645
TRC Cos., Inc.*	2,164	6,514
U.S. Ecology, Inc.	2,200	34,034
United Stationers, Inc.	3,676	100,171
Viad Corp.	408	6,928
Waste Connections, Inc.	12,217	413,179

		6,545,012

Construction & Engineering (0.6%)
AECOM Technology Corp.*	55,800	985,986
Argan, Inc.*	214	2,178
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	7,139	204,390

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Dycom Industries, Inc.*	719	$11,001
Fluor Corp.	11,360	528,808
Foster Wheeler AG*	28,120	500,255
Furmanite Corp.*	4,555	24,643
KBR, Inc.	1,216	28,734
MasTec, Inc.*	6,997	123,217
MYR Group, Inc.*	2,328	41,066
Primoris Services Corp.	2,866	29,978

		2,480,256

Electrical Equipment (0.8%)
A123 Systems, Inc.*	1,983	6,822
Active Power, Inc.*	9,824	12,673
Acuity Brands, Inc.	5,357	193,066
AMETEK, Inc.	51,784	1,707,319
AZZ, Inc.	1,528	59,241
Babcock & Wilcox Co.*	14,537	284,198
Belden, Inc.	5,035	129,853
Brady Corp., Class A	494	13,056
Broadwind Energy, Inc.*	3,878	1,241
Capstone Turbine Corp.*	30,412	30,412
Coleman Cable, Inc.*	1,064	9,001
EnerSys*	1,818	36,396
Franklin Electric Co., Inc.	2,700	97,956
FuelCell Energy, Inc.*	15,337	12,882
Generac Holdings, Inc.*	1,136	21,368
General Cable Corp.*	3,349	78,199
Global Power Equipment Group, Inc.*	977	22,735
GrafTech International Ltd.*	856	10,871
II-VI, Inc.*	6,422	112,385
Polypore International, Inc.*	4,829	272,935
PowerSecure International, Inc.*	406	1,920
Preformed Line Products Co.	32	1,466
SatCon Technology Corp.*	9,700	9,215
Thermon Group Holdings, Inc.*	1,222	16,888
Thomas & Betts Corp.*	1,570	62,659
Valence Technology, Inc.*	3,911	4,067
Vicor Corp.	2,477	21,674
Woodward, Inc.	7,609	208,487

		3,438,985

Industrial Conglomerates (0.0%)
Carlisle Cos., Inc.	622	19,829
Raven Industries, Inc.	2,234	107,679
Standex International Corp.	282	8,779

		136,287

Machinery (3.6%)
3D Systems Corp.*	5,182	72,496
Accuride Corp.*	480	2,458
Actuant Corp., Class A	41,387	817,393
Albany International Corp., Class A	650	11,862
Altra Holdings, Inc.*	3,303	38,216
Ampco-Pittsburgh Corp.	116	2,372
Badger Meter, Inc.	1,559	45,102
Blount International, Inc.*	6,012	80,320
Cascade Corp.	67	2,237
Chart Industries, Inc.*	22,192	935,837
CIRCOR International, Inc.	1,337	39,268
CLARCOR, Inc.	5,919	244,928
Colfax Corp.*	24,637	499,146
Columbus McKinnon Corp.*	1,870	20,495
Commercial Vehicle Group, Inc.*	3,537	23,238
Donaldson Co., Inc.	9,317	510,572
Douglas Dynamics, Inc.	1,242	15,873
Dynamic Materials Corp.	1,645	25,909
EnPro Industries, Inc.*	1,098	32,589
ESCO Technologies, Inc.	840	21,420
Federal Signal Corp.	625	2,762
Flow International Corp.*	5,234	11,567
Force Protection, Inc.*	3,416	13,152
Gardner Denver, Inc.	6,393	406,275
Gorman-Rupp Co.	1,889	46,639
Graco, Inc.	7,507	256,289
Graham Corp.	1,172	19,502
Harsco Corp.	884	17,141
IDEX Corp.	40,465	1,260,889
John Bean Technologies Corp.	3,307	47,158
Joy Global, Inc.	14,870	927,591
Kadant, Inc.*	411	7,299
Kaydon Corp.	22,300	639,564
Kennametal, Inc.	1,191	38,993
Lincoln Electric Holdings, Inc.	37,023	1,074,037
Lindsay Corp.	1,544	83,067
Manitowoc Co., Inc.	16,308	109,427
Meritor, Inc.*	7,946	56,099
Met-Pro Corp.	177	1,519
Middleby Corp.*	13,718	966,570
Mueller Industries, Inc.	634	24,466
Navistar International Corp.*	21,913	703,846
NN, Inc.*	2,071	10,458
Nordson Corp.	7,509	298,408
Omega Flex, Inc.*	302	4,017
Pall Corp.	14,196	601,910
PMFG, Inc.*	2,137	33,700
RBC Bearings, Inc.*	29,821	1,013,616
Robbins & Myers, Inc.	10,640	369,314
Sauer-Danfoss, Inc.*	1,434	41,443
Snap-on, Inc.	1,301	57,764
SPX Corp.	1,728	78,296
Sun Hydraulics Corp.	2,478	50,502
Tennant Co.	2,374	83,968
Timken Co.	9,128	299,581
Titan International, Inc.	5,202	78,030
Toro Co.	3,837	189,049
Trimas Corp.*	3,158	46,896
Twin Disc, Inc.	1,041	27,763
Valmont Industries, Inc.	13,113	1,022,027
Wabash National Corp.*	8,449	40,302
WABCO Holdings, Inc.*	8,345	315,942
Wabtec Corp.	5,972	315,740
Watts Water Technologies, Inc., Class A	352	9,381
Xerium Technologies, Inc.*	1,358	14,218

		15,157,908

Marine (0.3%)
Kirby Corp.*	26,799	1,410,699

Professional Services (1.4%)
Acacia Research Corp. - Acacia Technologies*	5,290	190,387
Advisory Board Co.*	1,963	126,672
CDI Corp.	316	3,375
Corporate Executive Board Co.	4,272	127,306
CoStar Group, Inc.*	26,410	1,372,528
CRA International, Inc.*	276	5,523
Dun & Bradstreet Corp.	6,107	374,115
Equifax, Inc.	801	24,623
Exponent, Inc.*	1,738	71,832
GP Strategies Corp.*	561	5,604

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Heidrick & Struggles International, Inc.	180	$2,961
Huron Consulting Group, Inc.*	29,273	911,268
ICF International, Inc.*	820	15,424
IHS, Inc., Class A*	6,089	455,518
Insperity, Inc.	2,808	62,478
Kforce, Inc.*	3,658	35,885
Korn/Ferry International*	319	3,889
Manpower, Inc.	14,810	497,912
Mistras Group, Inc.*	1,827	32,082
Odyssey Marine Exploration, Inc.*	2,200	5,412
On Assignment, Inc.*	511	3,613
Pendrell Corp.*	11,758	26,455
Robert Half International, Inc.	40,630	862,169
RPX Corp.*	26,076	540,034
Towers Watson & Co., Class A	1,460	87,279
TrueBlue, Inc.*	3,586	40,629

		5,884,973

Road & Rail (1.2%)
Avis Budget Group, Inc.*	12,969	125,410
Celadon Group, Inc.	1,583	14,057
Con-way, Inc.	620	13,721
Dollar Thrifty Automotive Group, Inc.*	3,578	201,441
Genesee & Wyoming, Inc., Class A*	23,720	1,103,454
Heartland Express, Inc.	6,199	84,058
Hertz Global Holdings, Inc.*	30,243	269,163
J.B. Hunt Transport Services, Inc.	11,172	403,533
Kansas City Southern*	10,080	503,597
Knight Transportation, Inc.	43,351	577,002
Landstar System, Inc.	5,931	234,630
Localiza Rent a Car S.A.	50,830	670,705
Marten Transport Ltd.	48,913	843,260
Old Dominion Freight Line, Inc.*	5,870	170,054
Quality Distribution, Inc.*	555	4,978
Roadrunner Transportation Systems, Inc.*	90	1,235
Swift Transportation Co.*	2,850	18,354
Werner Enterprises, Inc.	787	16,393
Zipcar, Inc.*	980	17,640

		5,272,685

Trading Companies & Distributors (1.0%)
Aircastle Ltd.	716	6,816
Applied Industrial Technologies, Inc.	5,247	142,509
Beacon Roofing Supply, Inc.*	5,667	90,615
CAI International, Inc.*	1,414	16,572
DXP Enterprises, Inc.*	1,072	20,186
Essex Rental Corp.*	439	1,080
H&E Equipment Services, Inc.*	1,620	13,365
Houston Wire & Cable Co.	2,244	25,784
Interline Brands, Inc.*	359	4,620
Kaman Corp.	1,806	50,297
MSC Industrial Direct Co., Class A	24,161	1,364,130
TAL International Group, Inc.	2,714	67,687
Textainer Group Holdings Ltd.	1,405	28,494
Titan Machinery, Inc.*	27,720	496,188
United Rentals, Inc.*	100,290	1,688,884
Watsco, Inc.	3,483	177,981
WESCO International, Inc.*	2,515	84,378

		4,279,586

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	534	5,837

Total Industrials		55,403,667

Information Technology (20.3%)
Communications Equipment (2.8%)
AAC Technologies Holdings, Inc.	184,000	394,115
Acme Packet, Inc.*	26,515	1,129,274
ADTRAN, Inc.	39,454	1,043,953
Anaren, Inc.*	216	4,136
Aruba Networks, Inc.*	63,599	1,329,855
Blue Coat Systems, Inc.*	2,017	27,996
Calix, Inc.*	4,645	36,231
Ciena Corp.*	11,694	130,973
DG FastChannel, Inc.*	2,605	44,155
Dialogic, Inc.*	1,868	3,456
Digi International, Inc.*	500	5,500
Extreme Networks, Inc.*	3,169	8,398
F5 Networks, Inc.*	13,775	978,714
Finisar Corp.*	39,734	696,934
Globecomm Systems, Inc.*	1,948	26,317
Harmonic, Inc.*	3,174	13,521
Infinera Corp.*	849	6,554
InterDigital, Inc.	5,610	261,314
Ixia*	99,600	763,932
JDS Uniphase Corp.*	64,034	638,419
Juniper Networks, Inc.*	26,000	448,760
KVH Industries, Inc.*	134	1,060
Loral Space & Communications, Inc.*	109	5,461
Meru Networks, Inc.*	64,622	526,669
NETGEAR, Inc.*	4,529	117,256
Numerex Corp., Class A*	1,141	6,344
Oplink Communications, Inc.*	1,021	15,458
Plantronics, Inc.	1,610	45,804
Polycom, Inc.*	80,717	1,482,771
Powerwave Technologies, Inc.*	17,112	29,433
Procera Networks, Inc.*	1,666	15,994
Riverbed Technology, Inc.*	18,834	375,927
ShoreTel, Inc.*	118,552	590,389
Sonus Networks, Inc.*	2,040	4,427
ViaSat, Inc.*	18,376	612,104

		11,821,604

Computers & Peripherals (0.3%)
Dot Hill Systems Corp.*	1,557	2,351
Electronics for Imaging, Inc.*	397	5,347
Fusion-io, Inc.*	1,082	20,558
Immersion Corp.*	3,253	19,453
NCR Corp.*	15,437	260,731
Novatel Wireless, Inc.*	688	2,078
OCZ Technology Group, Inc.*	6,354	30,817
QLogic Corp.*	10,587	134,243
Silicon Graphics International Corp.*	3,830	45,654
STEC, Inc.*	5,092	51,633
Stratasys, Inc.*	26,205	485,841
Super Micro Computer, Inc.*	3,319	41,587
Synaptics, Inc.*	3,749	89,601

		1,189,894

Electronic Equipment, Instruments & Components (2.1%)
Aeroflex Holding Corp.*	2,443	22,231
Anixter International, Inc.	1,846	87,574
Arrow Electronics, Inc.*	2,015	55,977
Brightpoint, Inc.*	3,700	34,077
Cognex Corp.	36,787	997,296

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Coherent, Inc.*	2,199	$94,469
Daktronics, Inc.	868	7,448
DDi Corp.	704	5,097
DTS, Inc.*	19,855	493,000
Echelon Corp.*	4,333	30,374
Electro Rent Corp.	936	12,926
Electro Scientific Industries, Inc.*	250	2,973
eMagin Corp.*	2,129	5,599
Fabrinet*	55,214	1,032,502
FARO Technologies, Inc.*	42,024	1,325,857
FEI Co.*	4,419	132,393
FLIR Systems, Inc.	19,547	489,652
IPG Photonics Corp.*	3,400	147,696
Jabil Circuit, Inc.	67,257	1,196,502
Kemet Corp.*	275	1,966
LeCroy Corp.*	2,013	15,903
Littelfuse, Inc.	2,470	99,319
Maxwell Technologies, Inc.*	3,497	64,380
Measurement Specialties, Inc.*	1,845	47,896
Microvision, Inc.*	11,980	8,148
MTS Systems Corp.	1,933	59,227
Multi-Fineline Electronix, Inc.*	199	3,968
National Instruments Corp.	33,184	758,586
NeoPhotonics Corp.*	513	3,530
Newport Corp.*	1,447	15,642
OSI Systems, Inc.*	1,810	60,671
Plexus Corp.*	3,689	83,445
Power-One, Inc.*	7,915	35,618
Pulse Electronics Corp.	5,141	14,703
Rofin-Sinar Technologies, Inc.*	1,656	31,795
Rogers Corp.*	679	26,569
Scansource, Inc.*	484	14,307
Trimble Navigation Ltd.*	29,325	983,854
TTM Technologies, Inc.*	1,530	14,550
Universal Display Corp.*	12,318	590,525
Zygo Corp.*	288	3,329

		9,111,574

Internet Software & Services (1.5%)
Active Network, Inc.*	1,514	22,331
Ancestry.com, Inc.*	3,917	92,049
Bankrate, Inc.*	2,079	31,622
Carbonite, Inc.*	423	5,093
comScore, Inc.*	3,940	66,468
Constant Contact, Inc.*	3,622	62,624
Cornerstone OnDemand, Inc.*	1,401	17,569
DealerTrack Holdings, Inc.*	65,792	1,030,961
Demand Media, Inc.*	970	7,760
Dice Holdings, Inc.*	5,984	46,795
Digital River, Inc.*	633	13,122
Envestnet, Inc.*	45,151	451,510
Equinix, Inc.*	5,742	510,062
FriendFinder Networks, Inc.*	751	1,382
IAC/InterActiveCorp*	19,180	758,569
InfoSpace, Inc.*	621	5,192
Internap Network Services Corp.*	5,538	27,247
IntraLinks Holdings, Inc.*	3,952	29,679
j2 Global Communications, Inc.	5,682	152,846
Keynote Systems, Inc.	1,714	36,217
Limelight Networks, Inc.*	7,097	16,749
LinkedIn Corp., Class A*	3,900	304,512
Liquidity Services, Inc.*	2,319	74,370
LivePerson, Inc.*	6,514	64,814
LogMeIn, Inc.*	2,521	83,722
LoopNet, Inc.*	2,061	35,305
Marchex, Inc., Class B	1,067	9,069
Move, Inc.*	19,725	28,601
NIC, Inc.	7,897	90,421
OpenTable, Inc.*	11,248	517,520
Openwave Systems, Inc.*	3,261	5,087
Perficient, Inc.*	2,172	15,899
Quepasa Corp.*	843	2,900
QuinStreet, Inc.*	55,318	572,541
Rackspace Hosting, Inc.*	12,663	432,315
Responsys, Inc.*	1,164	12,548
RightNow Technologies, Inc.*	3,051	100,836
Saba Software, Inc.*	3,534	20,356
SciQuest, Inc.*	1,516	22,649
SPS Commerce, Inc.*	1,027	16,730
Stamps.com, Inc.	1,352	27,635
support.com, Inc.*	3,768	7,461
TechTarget, Inc.*	1,247	7,120
Travelzoo, Inc.*	682	14,997
ValueClick, Inc.*	9,730	151,399
VistaPrint N.V.*	4,958	134,015
Vocus, Inc.*	2,181	36,554
Web.com Group, Inc.*	3,588	25,044
WebMD Health Corp.*	7,312	220,457
XO Group, Inc.*	2,072	16,928
Zillow, Inc.*	105	2,872
Zix Corp.*	8,269	22,078

		6,462,602

IT Services (2.7%)
Alliance Data Systems Corp.*	6,278	581,971
Booz Allen Hamilton Holding Corp.*	1,311	19,495
Broadridge Financial Solutions, Inc.	14,414	290,298
CACI International, Inc., Class A*	262	13,084
Cardtronics, Inc.*	5,322	121,980
Cass Information Systems, Inc.	1,049	32,571
CIBER, Inc.*	183,500	556,005
Computer Task Group, Inc.*	1,200	13,404
CSG Systems International, Inc.*	2,094	26,468
DST Systems, Inc.	644	28,226
Echo Global Logistics, Inc.*	66,987	890,927
ExlService Holdings, Inc.*	2,024	44,528
FleetCor Technologies, Inc.*	1,831	48,082
Forrester Research, Inc.	1,823	59,266
Gartner, Inc.*	34,741	1,211,419
Genpact Ltd.*	49,369	710,420
Global Payments, Inc.	9,907	400,144
Hackett Group, Inc.*	2,709	10,105
Heartland Payment Systems, Inc.	4,774	94,143
iGATE Corp.	3,821	44,094
Jack Henry & Associates, Inc.	10,348	299,885
Lender Processing Services, Inc.	10,691	146,360
Lionbridge Technologies, Inc.*	7,407	18,221
MAXIMUS, Inc.	4,294	149,861
MoneyGram International, Inc.*	9,487	22,105
NCI, Inc., Class A*	163	1,945
NeuStar, Inc., Class A*	9,100	228,774
PRGX Global, Inc.*	2,383	11,248
Sapient Corp.	84,666	858,513
ServiceSource International, Inc.*	55,931	738,848
Syntel, Inc.	1,903	82,191
TeleTech Holdings, Inc.*	3,144	47,914
Teradata Corp.*	12,900	690,537
TNS, Inc.*	3,146	59,145
Unisys Corp.*	2,261	35,475
VeriFone Systems, Inc.*	45,095	1,579,227

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Virtusa Corp.*	1,861	$24,565
Western Union Co.	67,080	1,025,653
Wright Express Corp.*	4,779	181,793

		11,398,890

Office Electronics (0.0%)
Zebra Technologies Corp., Class A*	6,755	209,000

Semiconductors & Semiconductor Equipment (4.1%)
Advanced Analogic Technologies, Inc.*	1,136	4,919
Altera Corp.	11,280	355,658
Amtech Systems, Inc.*	1,108	8,864
Applied Micro Circuits Corp.*	6,653	35,727
Atmel Corp.*	52,403	422,892
ATMI, Inc.*	202	3,196
AXT, Inc.*	1,686	8,497
Cabot Microelectronics Corp.*	665	22,869
Cavium, Inc.*	24,263	655,344
CEVA, Inc.*	2,749	66,828
Cirrus Logic, Inc.*	8,199	120,853
Cree, Inc.*	798	20,732
Cymer, Inc.*	19,735	733,747
Cypress Semiconductor Corp.*	62,959	942,496
Diodes, Inc.*	4,368	78,275
Entegris, Inc.*	5,396	34,427
Entropic Communications, Inc.*	10,595	43,757
Exar Corp.*	408	2,330
Fairchild Semiconductor International, Inc.*	74,618	805,874
Freescale Semiconductor Holdings I Ltd.*	3,333	36,763
GT Advanced Technologies, Inc.*	15,572	109,315
Hittite Microwave Corp.*	15,755	767,269
Inphi Corp.*	2,530	22,188
Integrated Device Technology, Inc.*	11,734	60,430
International Rectifier Corp.*	30,110	560,648
Intersil Corp., Class A	7,728	79,521
IXYS Corp.*	1,976	21,499
Kopin Corp.*	3,140	10,770
Lattice Semiconductor Corp.*	4,534	23,804
LSI Corp.*	21,369	110,691
LTX-Credence Corp.*	3,317	17,547
Magnachip Semiconductor Corp.*	39,167	263,202
MaxLinear, Inc., Class A*	1,955	12,629
Mellanox Technologies Ltd.*	27,300	852,306
MEMC Electronic Materials, Inc.*	16,868	88,388
Micrel, Inc.	6,127	58,023
Microsemi Corp.*	10,678	170,634
Mindspeed Technologies, Inc.*	2,278	11,846
MIPS Technologies, Inc.*	4,618	22,351
Monolithic Power Systems, Inc.*	2,862	29,135
MoSys, Inc.*	3,995	14,622
Netlogic Microsystems, Inc.*	41,135	1,979,005
NVE Corp.*	579	35,122
OmniVision Technologies, Inc.*	5,658	79,438
ON Semiconductor Corp.*	54,298	389,317
PDF Solutions, Inc.*	2,703	11,028
Pericom Semiconductor Corp.*	344	2,549
PMC-Sierra, Inc.*	1,629	9,741
Power Integrations, Inc.	27,164	831,490
Rambus, Inc.*	12,156	170,184
RF Micro Devices, Inc.*	3,622	22,964
Rubicon Technology, Inc.*	2,168	23,696
Semtech Corp.*	48,370	1,020,607
Silicon Image, Inc.*	7,750	45,493
Silicon Laboratories, Inc.*	29,245	980,000
Skyworks Solutions, Inc.*	73,454	1,317,765
Teradyne, Inc.*	70,770	779,178
TriQuint Semiconductor, Inc.*	20,312	101,966
Ultra Clean Holdings, Inc.*	2,809	12,051
Ultratech, Inc.*	3,107	53,285
Varian Semiconductor Equipment Associates, Inc.*	9,283	567,656
Veeco Instruments, Inc.*	3,521	85,912
Volterra Semiconductor Corp.*	43,747	841,255
Xilinx, Inc.	13,000	356,720

		17,427,288

Software (6.8%)
ACI Worldwide, Inc.*	4,140	114,016
Activision Blizzard, Inc.	63,900	760,410
Actuate Corp.*	4,148	22,897
Advent Software, Inc.*	45,116	940,669
American Software, Inc., Class A	2,700	19,575
ANSYS, Inc.*	11,295	553,907
Ariba, Inc.*	37,347	1,034,885
Aspen Technology, Inc.*	75,653	1,155,221
Blackbaud, Inc.	5,513	122,774
Blackboard, Inc.*	4,300	192,038
Bottomline Technologies, Inc.*	73,152	1,473,281
BroadSoft, Inc.*	20,589	624,876
Cadence Design Systems, Inc.*	342,559	3,165,245
Callidus Software, Inc.*	3,690	17,011
Citrix Systems, Inc.*	10,920	595,468
CommVault Systems, Inc.*	24,214	897,371
Compuware Corp.*	19,784	151,545
Concur Technologies, Inc.*	25,131	935,376
Convio, Inc.*	1,482	12,464
Deltek, Inc.*	2,849	17,122
DemandTec, Inc.*	3,985	26,062
Digimarc Corp.*	773	19,619
Ebix, Inc.*	2,190	32,193
Ellie Mae, Inc.*	1,017	5,654
EPIQ Systems, Inc.	283	3,546
FactSet Research Systems, Inc.	5,669	504,371
Fair Isaac Corp.	2,865	62,543
FalconStor Software, Inc.*	3,776	11,026
Fortinet, Inc.*	52,062	874,642
Glu Mobile, Inc.*	5,182	10,934
Guidance Software, Inc.*	1,691	10,975
Informatica Corp.*	29,608	1,212,448
Interactive Intelligence Group*	1,793	48,680
JDA Software Group, Inc.*	979	22,948
Kenexa Corp.*	3,264	51,049
Magma Design Automation, Inc.*	8,259	37,578
Manhattan Associates, Inc.*	2,696	89,184
Mentor Graphics Corp.*	5,301	50,996
MICROS Systems, Inc.*	40,694	1,786,874
MicroStrategy, Inc., Class A*	5,629	642,100
Monotype Imaging Holdings, Inc.*	4,415	53,554
Motricity, Inc.*	4,306	7,277
NetScout Systems, Inc.*	4,618	52,738
NetSuite, Inc.*	3,367	90,943
Nuance Communications, Inc.*	29,234	595,204
Opnet Technologies, Inc.	1,786	62,349
Parametric Technology Corp.*	14,690	225,932
Pegasystems, Inc.	2,055	62,904
Progress Software Corp.*	41,535	728,939
PROS Holdings, Inc.*	2,659	34,274

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
QAD, Inc., Class A*	751	$8,028
QAD, Inc., Class B*	116	1,177
QLIK Technologies, Inc.*	51,178	1,108,515
Quest Software, Inc.*	2,323	36,889
RealD, Inc.*	4,971	46,479
RealPage, Inc.*	3,747	76,626
Red Hat, Inc.*	8,760	370,198
Renaissance Learning, Inc.	584	9,799
Rovi Corp.*	13,878	596,476
S1 Corp.*	898	8,235
SeaChange International, Inc.*	1,613	12,420
SolarWinds, Inc.*	49,047	1,080,015
Solera Holdings, Inc.	8,686	438,643
Sourcefire, Inc.*	3,534	94,570
SRS Labs, Inc.*	1,529	10,948
SuccessFactors, Inc.*	10,304	236,889
Synchronoss Technologies, Inc.*	3,269	81,431
Synopsys, Inc.*	1,252	30,499
Take-Two Interactive Software, Inc.*	9,088	115,599
Taleo Corp., Class A*	53,635	1,379,492
Tangoe, Inc.*	675	7,634
TeleCommunication Systems, Inc., Class A*	2,396	8,266
TeleNav, Inc.*	1,908	16,924
TIBCO Software, Inc.*	104,480	2,339,307
TiVo, Inc.*	14,645	136,784
Tyler Technologies, Inc.*	3,917	99,022
Ultimate Software Group, Inc.*	3,177	148,429
VASCO Data Security International, Inc.*	3,340	17,067
Verint Systems, Inc.*	2,617	68,801
VirnetX Holding Corp.*	5,037	75,505
Wave Systems Corp., Class A*	9,703	22,705
Websense, Inc.*	4,949	85,618

		28,992,677

Total Information Technology		86,613,529

Materials (3.2%)
Chemicals (1.5%)
A. Schulman, Inc.	191	3,245
Airgas, Inc.	9,587	611,842
Albemarle Corp.	11,185	451,874
American Vanguard Corp.	438	4,888
Balchem Corp.	3,573	133,309
Calgon Carbon Corp.*	5,575	81,228
Chemtura Corp.*	7,305	73,269
Flotek Industries, Inc.*	6,173	28,828
FutureFuel Corp.	827	8,601
H.B. Fuller Co.	408	7,434
Hawkins, Inc.	1,088	34,642
Huntsman Corp.	4,652	44,985
Innophos Holdings, Inc.	2,679	106,812
Innospec, Inc.*	2,616	63,333
International Flavors & Fragrances, Inc.	9,824	552,305
Intrepid Potash, Inc.*	6,469	160,884
KMG Chemicals, Inc.	774	9,536
Koppers Holdings, Inc.	2,556	65,459
Kraton Performance Polymers, Inc.*	3,443	55,708
Kronos Worldwide, Inc.	2,694	43,320
LSB Industries, Inc.*	2,290	65,654
Methanex Corp.	25,700	535,588
Nalco Holding Co.	15,087	527,743
NewMarket Corp.	1,115	169,335
NL Industries, Inc.	737	9,235
Olin Corp.	5,943	107,033
Omnova Solutions, Inc.*	5,623	20,130
PolyOne Corp.	46,571	498,775
Quaker Chemical Corp.	1,194	30,949
Rockwood Holdings, Inc.*	8,028	270,463
Scotts Miracle-Gro Co., Class A	4,860	216,756
Senomyx, Inc.*	4,857	17,048
Solutia, Inc.*	77,584	996,954
TPC Group, Inc.*	1,057	21,225
Valspar Corp.	1,505	46,971
W.R. Grace & Co.*	8,173	272,161
Westlake Chemical Corp.	518	17,757
Zep, Inc.	2,653	39,848

		6,405,127

Construction Materials (0.1%)
Eagle Materials, Inc.	4,462	74,292
Martin Marietta Materials, Inc.	2,648	167,407
United States Lime & Minerals, Inc.*	82	3,272

		244,971

Containers & Packaging (0.7%)
AEP Industries, Inc.*	587	13,031
Ball Corp.	45,826	1,421,522
Crown Holdings, Inc.*	19,203	587,804
Graphic Packaging Holding Co.*	17,230	59,443
Myers Industries, Inc.	291	2,954
Packaging Corp. of America	11,389	265,364
Rock-Tenn Co., Class A	8,457	411,687
Silgan Holdings, Inc.	6,117	224,739
Temple-Inland, Inc.	3,481	109,199

		3,095,743

Metals & Mining (0.9%)
AK Steel Holding Corp.	2,738	17,906
Allied Nevada Gold Corp.*	10,956	392,334
AMCOL International Corp.	3,023	72,522
Carpenter Technology Corp.	5,448	244,561
Coeur d’Alene Mines Corp.*	722	15,480
Compass Minerals International, Inc.	4,070	271,795
Detour Gold Corp.*	17,300	450,701
General Moly, Inc.*	8,479	24,589
Globe Specialty Metals, Inc.	7,746	112,472
Gold Resource Corp.	3,514	58,508
Golden Minerals Co.*	3,207	23,860
Handy & Harman Ltd.*	187	1,887
Haynes International, Inc.	1,169	50,793
Hecla Mining Co.*	34,535	185,108
Horsehead Holding Corp.*	273	2,026
Kaiser Aluminum Corp.	869	38,479
Materion Corp.*	196	4,445
Metals USA Holdings Corp.*	1,419	12,700
Midway Gold Corp.*	9,856	19,811
Molycorp, Inc.*	17,833	586,171
Noranda Aluminum Holding Corp.*	2,799	23,372
Paramount Gold and Silver Corp.*	14,482	34,177
Reliance Steel & Aluminum Co.	1,342	45,641
Revett Minerals, Inc.*	1,675	6,465
Royal Gold, Inc.	6,677	427,729
RTI International Metals, Inc.*	497	11,590
Schnitzer Steel Industries, Inc., Class A	785	28,888
Steel Dynamics, Inc.	19,706	195,484
Stillwater Mining Co.*	12,744	108,324
SunCoke Energy, Inc.*	319	3,509
Titanium Metals Corp.	5,644	84,547

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
U.S. Gold Corp.*	13,043	$52,302
Vista Gold Corp.*	1,377	4,599
Worthington Industries, Inc.	4,442	62,055

		3,674,830

Paper & Forest Products (0.0%)
Deltic Timber Corp.	1,343	80,150
Neenah Paper, Inc.	930	13,187

		93,337

Total Materials		13,514,008

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.5%)
8x8, Inc.*	7,668	31,209
AboveNet, Inc.	2,886	154,690
Alaska Communications Systems Group, Inc.	1,145	7,511
Atlantic Tele-Network, Inc.	277	9,108
Boingo Wireless, Inc.*	518	3,704
Cbeyond, Inc.*	3,506	24,752
Cincinnati Bell, Inc.*	7,010	21,661
Cogent Communications Group, Inc.*	5,684	76,450
Consolidated Communications Holdings, Inc.	2,508	45,269
Fairpoint Communications, Inc.*	294	1,264
General Communication, Inc., Class A*	5,074	41,607
Global Crossing Ltd.*	2,386	57,049
HickoryTech Corp.	1,575	15,151
IDT Corp., Class B	1,567	31,967
inContact, Inc.*	3,391	11,699
Iridium Communications, Inc.*	602	3,732
PAETEC Holding Corp.*	10,982	58,095
SureWest Communications	195	2,042
Towerstream Corp.*	4,831	12,367
tw telecom, Inc.*	81,480	1,346,050
Vonage Holdings Corp.*	7,268	18,897

		1,974,274

Wireless Telecommunication Services (0.2%)
Clearwire Corp., Class A*	19,217	44,776
Leap Wireless International, Inc.*	1,564	10,792
MetroPCS Communications, Inc.*	34,338	299,084
NTELOS Holdings Corp.	3,747	66,434
SBA Communications Corp., Class A*	13,938	480,582
Shenandoah Telecommunications Co.	3,025	33,698

		935,366

Total Telecommunication Services		2,909,640

Utilities (0.2%)
Electric Utilities (0.1%)
ITC Holdings Corp.	6,307	488,351
Otter Tail Corp.	230	4,209

		492,560

Gas Utilities (0.1%)
National Fuel Gas Co.	1,489	72,485
South Jersey Industries, Inc.	698	34,725

		107,210

Independent Power Producers & Energy Traders (0.0%)
Atlantic Power Corp.	642	9,110

Water Utilities (0.0%)
Aqua America, Inc.	1,739	37,510
Pennichuck Corp.	270	7,555

		45,065

Total Utilities		653,945

Total Common Stocks (80.2%) (Cost $317,936,709)		341,332,428

	Number of Warrants	Value (Note 1)
WARRANTS:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 12/31/49* (Cost $—)	1,376	—

Total Investments (80.2%) (Cost $317,936,709)		341,332,428
Other Assets Less Liabilities (19.8%)		84,296,182

Net Assets (100%)		$425,628,610

*	Non-income producing.

†	Securities (totaling $838,750 or 0.2% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$102,579,992	$82,585,586	$185,438,578	$—	$76,540	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
NASDAQ 100 E-Mini Index	78	December-11	$3,421,156	$3,329,820	$91,336
Russell 2000 Mini Index	157	December-11	10,088,801	10,071,550	17,251
S&P MidCap 400 E-Mini Index	257	December-11	20,167,929	20,017,730	150,199

					$258,786

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$60,584,049	$1,051,804	$—	$61,635,853
Consumer Staples	12,491,440	—	—	12,491,440
Energy	25,822,626	445,230	838,750	27,106,606
Financials	19,492,260	603,840	—	20,096,100
Health Care	60,907,640	—	—	60,907,640
Industrials	55,400,637	3,030	—	55,403,667
Information Technology	86,219,414	394,115	—	86,613,529
Materials	13,514,008	—	—	13,514,008
Telecommunication Services	2,909,640	—	—	2,909,640
Utilities	653,945	—	—	653,945
Futures	258,786	—	—	258,786
Warrants
Energy	—	—	—	—

Total Assets	$338,254,445	$2,498,019	$838,750	$341,591,214

Total Liabilities	$—	$—	$—	$—

Total	$338,254,445	$2,498,019	$838,750	$341,591,214

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Common Stocks- Energy	Investments in Corporate Bonds- Financials
Balance as of 12/31/10	$8,837	$—	$1,693
Total gains or losses (realized/unrealized) included in earnings	(3,114)	(35,812)	(633)
Purchases	—	1,051,394	—
Sales	(5,723)	(176,832)	(1,060)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/11	$—	$838,750	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$—	$(35,812)	$—

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$232,348,530
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$274,047,495

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$56,537,198
Aggregate gross unrealized depreciation	(37,916,111)

Net unrealized appreciation	$18,621,087

Federal income tax cost of investments	$322,711,341

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (6.5%)
Auto Components (0.8%)
American Axle & Manufacturing Holdings, Inc.*	6,534	$49,854
Autoliv, Inc.	10,974	532,239
Dana Holding Corp.*	1,098	11,529
Drew Industries, Inc.	1,424	28,452
Exide Technologies, Inc.*	7,220	28,880
Federal-Mogul Corp.*	2,416	35,636
Fuel Systems Solutions, Inc.*	2,063	39,630
Lear Corp.	12,979	556,799
Modine Manufacturing Co.*	5,830	52,820
Motorcar Parts of America, Inc.*	1,418	11,670
Shiloh Industries, Inc.	533	4,781
Spartan Motors, Inc.	4,100	16,933
Standard Motor Products, Inc.	2,402	31,154
Superior Industries International, Inc.	2,883	44,542
TRW Automotive Holdings Corp.*	12,645	413,871
Visteon Corp.*	47,993	2,063,699

		3,922,489

Automobiles (0.0%)
Thor Industries, Inc.	5,496	121,737

Distributors (0.0%)
Audiovox Corp., Class A*	2,375	13,039
Core-Mark Holding Co., Inc.*	1,199	36,725
Weyco Group, Inc.	779	17,372

		67,136

Diversified Consumer Services (0.6%)
Archipelago Learning, Inc.*	682	5,729
Ascent Capital Group, Inc., Class A*	1,776	69,832
Cambium Learning Group, Inc.*	1,725	5,158
Career Education Corp.*	7,673	100,133
Corinthian Colleges, Inc.*	9,729	15,177
DeVry, Inc.	1,605	59,321
Education Management Corp.*	4,779	70,920
Hillenbrand, Inc.	67,370	1,239,608
Lincoln Educational Services Corp.	2,774	22,442
Mac-Gray Corp.	1,588	20,501
Matthews International Corp., Class A	2,208	67,918
Regis Corp.	7,226	101,814
Service Corp. International	29,694	271,997
Steiner Leisure Ltd.*	28,230	1,150,937
Stewart Enterprises, Inc., Class A	9,924	59,048

		3,260,535

Hotels, Restaurants & Leisure (1.2%)
Ambassadors Group, Inc.	1,616	9,260
Bally Technologies, Inc.*	400	10,792
Benihana, Inc., Class A*	1,524	13,122
Biglari Holdings, Inc.*	141	41,791
Bob Evans Farms, Inc.	3,764	107,349
Boyd Gaming Corp.*	7,142	34,996
Brinker International, Inc.	886	18,535
Caribou Coffee Co., Inc.*	836	9,882
Choice Hotels International, Inc.	3,448	102,475
Churchill Downs, Inc.	1,140	44,494
Cracker Barrel Old Country Store, Inc.	189	7,575
Denny’s Corp.*	3,306	11,009
Domino’s Pizza, Inc.*	4,766	129,873
Dunkin’ Brands Group, Inc.*	255	7,063
Gaylord Entertainment Co.*	4,490	86,837
International Speedway Corp., Class A	3,642	83,183
Isle of Capri Casinos, Inc.*	2,637	12,763
Jack in the Box, Inc.*	5,352	106,612
Life Time Fitness, Inc.*	530	19,531
Luby’s, Inc.*	2,069	8,483
Marcus Corp.	2,851	28,367
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,614	11,169
Monarch Casino & Resort, Inc.*	1,236	12,088
Morgans Hotel Group Co.*	2,058	12,327
Multimedia Games Holding Co., Inc.*	3,636	14,689
O’Charleys, Inc.*	2,211	13,133
Orient-Express Hotels Ltd., Class A*	12,050	83,265
P.F. Chang’s China Bistro, Inc.	253	6,892
Penn National Gaming, Inc.*	8,510	283,298
Pinnacle Entertainment, Inc.*	7,043	63,950
Red Lion Hotels Corp.*	2,287	15,346
Red Robin Gourmet Burgers, Inc.*	186	4,481
Ruby Tuesday, Inc.*	8,110	58,068
Ruth’s Hospitality Group, Inc.*	3,536	15,169
Scientific Games Corp., Class A*	3,421	24,358
Shuffle Master, Inc.*	1,244	10,462
Speedway Motorsports, Inc.	1,588	19,183
Texas Roadhouse, Inc.	541	7,152
Town Sports International Holdings, Inc.*	1,376	9,990
Vail Resorts, Inc.	1,002	37,866
Wendy’s Co.	891,302	4,091,076
WMS Industries, Inc.*	7,135	125,505
Wyndham Worldwide Corp.	21,034	599,679

		6,413,138

Household Durables (0.8%)
American Greetings Corp., Class A	4,713	87,191
Beazer Homes USA, Inc.*	9,604	14,502
Blyth, Inc.	635	35,211
Cavco Industries, Inc.*	821	28,275
CSS Industries, Inc.	1,023	17,064
D.R. Horton, Inc.	34,318	310,235
Ethan Allen Interiors, Inc.	2,001	27,234
Furniture Brands International, Inc.*	5,145	10,599
Harman International Industries, Inc.	2,969	84,854
Helen of Troy Ltd.*	3,829	96,184
Hovnanian Enterprises, Inc., Class A*	7,674	9,362
Jarden Corp.	11,398	322,107
KB Home	9,769	57,246
La-Z-Boy, Inc.*	6,338	46,965
Leggett & Platt, Inc.	62,486	1,236,598
Lennar Corp., Class A	19,967	270,353
Lifetime Brands, Inc.	1,089	10,498
M.D.C. Holdings, Inc.	4,638	78,568
M/I Homes, Inc.*	2,386	14,340
Meritage Homes Corp.*	3,515	53,217
Mohawk Industries, Inc.*	7,050	302,515
NVR, Inc.*	681	411,310
Pulte Group, Inc.*	41,634	164,454
Ryland Group, Inc.	5,639	60,055
Sealy Corp.*	6,468	9,573
Skullcandy, Inc.*	412	5,822
Skyline Corp.	931	8,891
Standard Pacific Corp.*	13,609	33,614
Toll Brothers, Inc.*	18,181	262,352
Universal Electronics, Inc.*	1,117	18,308

		4,087,497

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	3,372	$7,823
HomeAway, Inc.*	430	14,456
Valuevision Media, Inc., Class A*	963	2,273

		24,552

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.*	1,447	20,967
Black Diamond, Inc.*	1,533	9,995
Callaway Golf Co.	152,898	790,483
Eastman Kodak Co.*	33,478	26,116
JAKKS Pacific, Inc.	3,297	62,478
Johnson Outdoors, Inc., Class A*	508	7,813
Leapfrog Enterprises, Inc.*	5,072	17,093
Marine Products Corp.*	581	1,987
Mattel, Inc.	44,970	1,164,273
Smith & Wesson Holding Corp.*	4,736	11,935
Steinway Musical Instruments, Inc.*	861	18,563
Summer Infant, Inc.*	1,516	10,006

		2,141,709

Media (0.5%)
AH Belo Corp., Class A	2,211	9,286
Belo Corp., Class A	8,094	39,580
Central European Media Enterprises Ltd., Class A*	4,590	35,848
Cinemark Holdings, Inc.	1,092	20,617
Clear Channel Outdoor Holdings, Inc., Class A*	5,020	46,987
Crown Media Holdings, Inc., Class A*	2,300	3,289
Cumulus Media, Inc., Class A*	3,278	9,309
DreamWorks Animation SKG, Inc., Class A*	8,851	160,911
Entercom Communications Corp., Class A*	2,972	15,603
Entravision Communications Corp., Class A*	2,346	2,393
EW Scripps Co., Class A*	4,369	30,583
Fisher Communications, Inc.*	1,143	25,535
Gannett Co., Inc.	29,963	285,547
Gray Television, Inc.*	6,015	9,383
Harte-Hanks, Inc.	5,439	46,123
Interpublic Group of Cos., Inc.	37,990	273,528
Journal Communications, Inc., Class A*	5,247	15,584
Knology, Inc.*	323	4,193
Lamar Advertising Co., Class A*	5,080	86,512
Liberty Media Corp. - Liberty Starz*	6,364	404,496
LIN TV Corp., Class A*	3,645	7,946
Live Nation Entertainment, Inc.*	17,487	140,071
Madison Square Garden Co., Class A*	7,432	169,450
Martha Stewart Living Omnimedia, Inc., Class A*	3,342	10,427
McClatchy Co., Class A*	7,090	9,501
Meredith Corp.	4,558	103,193
New York Times Co., Class A*	17,059	99,113
Nexstar Broadcasting Group, Inc., Class A*	1,032	6,821
Outdoor Channel Holdings, Inc.*	1,929	11,034
Pandora Media, Inc.*	493	7,222
Regal Entertainment Group, Class A	6,791	79,726
Saga Communications, Inc., Class A*	420	12,394
Scholastic Corp.	3,358	94,125
Sinclair Broadcast Group, Inc., Class A	5,776	41,414
Washington Post Co., Class B	619	202,394
Westwood One, Inc.*	722	2,621
World Wrestling Entertainment, Inc., Class A	359	3,199

		2,525,958

Multiline Retail (0.1%)
99 Cents Only Stores*	5,159	95,029
Big Lots, Inc.*	5,133	178,782
Bon-Ton Stores, Inc.	1,474	7,326
Dillard’s, Inc., Class A	3,769	163,876
Fred’s, Inc., Class A	4,856	51,765
Saks, Inc.*	14,401	126,009
Tuesday Morning Corp.*	5,315	18,709

		641,496

Specialty Retail (1.6%)
Aaron’s, Inc.	23,732	599,233
Abercrombie & Fitch Co., Class A	1,538	94,679
American Eagle Outfitters, Inc.	24,250	284,210
America’s Car-Mart, Inc.*	511	14,829
Asbury Automotive Group, Inc.*	3,598	59,331
AutoNation, Inc.*	2,588	84,835
Barnes & Noble, Inc.	3,634	42,990
bebe stores, Inc.	4,576	30,751
Best Buy Co., Inc.	117,105	2,728,547
Big 5 Sporting Goods Corp.	2,632	16,003
Brown Shoe Co., Inc.	5,502	39,174
Build-A-Bear Workshop, Inc.*	2,256	11,506
Cabela’s, Inc.*	5,383	110,298
CarMax, Inc.*	23,315	556,063
Casual Male Retail Group, Inc.*	5,031	18,917
Charming Shoppes, Inc.*	14,526	37,768
Chico’s FAS, Inc.	7,345	83,953
Children’s Place Retail Stores, Inc.*	3,250	151,222
Christopher & Banks Corp.	4,368	15,419
Citi Trends, Inc.*	1,855	21,833
Coldwater Creek, Inc.*	7,370	9,212
Collective Brands, Inc.*	7,671	99,416
Conn’s, Inc.*	1,555	11,165
Cost Plus, Inc.*	815	5,135
DSW, Inc., Class A	208	9,605
Finish Line, Inc., Class A	4,474	89,435
Foot Locker, Inc.	19,243	386,592
Francesca’s Holdings Corp.*	822	17,435
GameStop Corp., Class A*	17,208	397,505
Genesco, Inc.*	2,622	135,112
Group 1 Automotive, Inc.	2,989	106,259
Haverty Furniture Cos., Inc.	2,272	22,697
hhgregg, Inc.*	2,130	20,768
HOT Topic, Inc.	5,483	41,835
Kirkland’s, Inc.*	2,055	18,844
Lithia Motors, Inc., Class A	2,764	39,746
MarineMax, Inc.*	2,810	18,181
Men’s Wearhouse, Inc.	5,330	139,006
New York & Co., Inc.*	3,268	10,425
Office Depot, Inc.*	34,589	71,253
OfficeMax, Inc.*	10,716	51,973
Pacific Sunwear of California, Inc.*	6,080	7,296
Penske Automotive Group, Inc.	5,527	88,432
PEP Boys-Manny, Moe & Jack	6,531	64,461
Pier 1 Imports, Inc.*	7,897	77,233
RadioShack Corp.	12,352	143,530
Rent-A-Center, Inc.	7,924	217,514
Sally Beauty Holdings, Inc.*	909	15,089
Select Comfort Corp.*	875	12,224

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Shoe Carnival, Inc.*	1,155	$27,258
Signet Jewelers Ltd.*	10,809	365,344
Sonic Automotive, Inc., Class A	4,987	53,810
Stage Stores, Inc.	3,367	46,700
Stein Mart, Inc.	3,324	20,775
Syms Corp.*	694	6,086
Systemax, Inc.*	1,225	15,582
Talbots, Inc.*	8,799	23,757
Teavana Holdings, Inc.*	256	5,207
West Marine, Inc.*	1,969	15,161
Wet Seal, Inc., Class A*	10,639	47,663
Williams-Sonoma, Inc.	6,252	192,499
Zale Corp.*	3,932	11,206

		8,159,987

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.*	32,804	1,001,834
Cherokee, Inc.	208	2,673
Columbia Sportswear Co.	498	23,107
Delta Apparel, Inc.*	740	11,655
Iconix Brand Group, Inc.*	9,063	143,195
Jones Group, Inc.	10,800	99,468
Kenneth Cole Productions, Inc., Class A*	603	6,470
K-Swiss, Inc., Class A*	115,119	489,256
Liz Claiborne, Inc.*	11,135	55,675
Movado Group, Inc.	2,193	26,711
Perry Ellis International, Inc.*	1,440	27,072
PVH Corp.	6,315	367,786
Quiksilver, Inc.*	16,088	49,068
R.G. Barry Corp.	835	8,851
Skechers U.S.A., Inc., Class A*	4,685	65,730
Unifi, Inc.*	1,781	14,551
Warnaco Group, Inc.*	876	40,375

		2,433,477

Total Consumer Discretionary		33,799,711

Consumer Staples (6.1%)
Beverages (1.1%)
Central European Distribution Corp.*	409,060	2,867,510
Constellation Brands, Inc., Class A*	22,452	404,136
Craft Brewers Alliance, Inc.*	733	4,112
Heckmann Corp.*	5,799	30,677
MGP Ingredients, Inc.	1,366	6,926
Molson Coors Brewing Co., Class B	55,099	2,182,471
Primo Water Corp.*	476	2,685

		5,498,517

Food & Staples Retailing (1.1%)
Andersons, Inc.	2,326	78,293
Arden Group, Inc., Class A	57	4,532
BJ’s Wholesale Club, Inc.*	6,130	314,101
Chefs’ Warehouse Holdings LLC*	274	3,222
Ingles Markets, Inc., Class A	1,481	21,089
Kroger Co.	174,429	3,830,461
Nash Finch Co.	1,473	39,668
Pantry, Inc.*	2,580	31,295
Rite Aid Corp.*	68,013	66,653
Ruddick Corp.	27,023	1,053,627
Spartan Stores, Inc.	2,851	44,133
SUPERVALU, Inc.	26,405	175,857
Susser Holdings Corp.*	933	18,595
Village Super Market, Inc., Class A	722	17,285
Weis Markets, Inc.	1,378	51,069
Winn-Dixie Stores, Inc.*	7,024	41,582

		5,791,462

Food Products (3.2%)
Alico, Inc.	238	4,674
B&G Foods, Inc.	78,405	1,307,795
Cal-Maine Foods, Inc.	1,615	50,759
Chiquita Brands International, Inc.*	5,699	47,530
ConAgra Foods, Inc.	161,920	3,921,702
Corn Products International, Inc.	1,848	72,516
Cresud S.A.C.I.F. y A. (ADR)	33,150	358,683
Dean Foods Co.*	319,068	2,830,133
Dole Food Co., Inc.*	3,655	36,550
Farmer Bros Co.	1,000	5,510
Flowers Foods, Inc.	106,635	2,075,117
Fresh Del Monte Produce, Inc.	69,632	1,615,462
Griffin Land & Nurseries, Inc.	388	9,964
Hain Celestial Group, Inc.*	3,384	103,381
Harbinger Group, Inc.*	1,330	6,743
Imperial Sugar Co.	1,546	9,956
Omega Protein Corp.*	2,121	19,259
Pilgrim’s Pride Corp.*	6,230	26,602
Ralcorp Holdings, Inc.*	23,482	1,801,304
Sanderson Farms, Inc.	2,751	130,673
Seneca Foods Corp., Class A*	1,199	23,740
Smart Balance, Inc.*	3,774	22,267
Smithfield Foods, Inc.*	20,628	402,246
Snyders-Lance, Inc.	5,802	120,972
Tootsie Roll Industries, Inc.	227	5,475
TreeHouse Foods, Inc.*	1,839	113,724
Tyson Foods, Inc., Class A	88,349	1,533,739

		16,656,476

Household Products (0.7%)
Central Garden & Pet Co., Class A*	5,978	42,324
Church & Dwight Co., Inc.	7,444	329,025
Energizer Holdings, Inc.*	49,113	3,263,068
Oil-Dri Corp. of America	627	11,649
Spectrum Brands Holdings, Inc.*	461	10,889

		3,656,955

Personal Products (0.0%)
Elizabeth Arden, Inc.*	604	17,178
Nutraceutical International Corp.*	1,289	16,474
Prestige Brands Holdings, Inc.*	6,227	56,354
Revlon, Inc., Class A*	1,400	17,248
Schiff Nutrition International, Inc.*	1,000	11,080

		118,334

Tobacco (0.0%)
Alliance One International, Inc.*	10,609	25,886
Star Scientific, Inc.*	1,438	3,322
Universal Corp.	2,915	104,532
Vector Group Ltd.	1,828	31,406

		165,146

Total Consumer Staples		31,886,890

Energy (8.8%)
Energy Equipment & Services (0.8%)
Atwood Oceanics, Inc.*	5,014	172,281
Bristow Group, Inc.	21,691	920,349
C&J Energy Services, Inc.*	378	6,214
Cal Dive International, Inc.*	4,615	8,815
Dawson Geophysical Co.*	722	17,025
Exterran Holdings, Inc.*	79,917	776,793
Global Industries Ltd.*	12,605	99,832
Gulf Island Fabrication, Inc.	1,527	31,578
Gulfmark Offshore, Inc., Class A*	2,425	88,125
Helix Energy Solutions Group, Inc.*	12,876	168,676
Helmerich & Payne, Inc.	869	35,281

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hercules Offshore, Inc.*	14,223	$41,531
Hornbeck Offshore Services, Inc.*	2,874	71,591
Key Energy Services, Inc.*	1,624	15,412
Matrix Service Co.*	2,817	23,973
Mitcham Industries, Inc.*	723	8,098
Natural Gas Services Group, Inc.*	1,566	20,092
Newpark Resources, Inc.*	10,514	64,030
Oil States International, Inc.*	1,011	51,480
Parker Drilling Co.*	14,565	63,940
Patterson-UTI Energy, Inc.	17,048	295,612
PHI, Inc. (Non-Voting)*	1,700	32,538
Pioneer Drilling Co.*	1,461	10,490
Rowan Cos., Inc.*	13,231	399,444
SEACOR Holdings, Inc.	2,505	200,926
Solar Cayman Ltd.(b)*†§	141,300	14,130
Tesco Corp.*	725	8,410
TETRA Technologies, Inc.*	8,456	65,280
Tidewater, Inc.	6,030	253,562
Union Drilling, Inc.*	2,000	9,400
Unit Corp.*	5,194	191,762
Vantage Drilling Co.*	21,978	27,473
Willbros Group, Inc.*	3,984	16,613

		4,210,756

Oil, Gas & Consumable Fuels (8.0%)
Alon USA Energy, Inc.	327	2,005
Approach Resources, Inc.*	786	13,354
Arch Coal, Inc.	222,389	3,242,432
Berry Petroleum Co., Class A	31,605	1,118,185
Bill Barrett Corp.*	5,436	197,001
BPZ Resources, Inc.*	9,561	26,484
CAMAC Energy, Inc.*	6,838	4,103
Cameco Corp.	198,565	3,637,711
Chesapeake Energy Corp.	86,462	2,209,104
Cimarex Energy Co.	50,575	2,817,027
Cloud Peak Energy, Inc.*	6,009	101,853
Cobalt International Energy, Inc.*	1,044	8,049
Comstock Resources, Inc.*	5,878	90,874
Consol Energy, Inc.	37,468	1,271,289
Crimson Exploration, Inc.*	2,291	4,926
Crosstex Energy, Inc.	583	7,859
Delek U.S. Holdings, Inc.	1,788	20,151
Denbury Resources, Inc.*	149,965	1,724,597
DHT Holdings, Inc.	8,310	16,952
Endeavour International Corp.*	4,546	36,277
Energen Corp.	34,711	1,419,333
Energy Partners Ltd.*	3,572	39,542
EXCO Resources, Inc.	1,505	16,134
Forest Oil Corp.*	23,493	338,299
Frontline Ltd.	6,403	31,055
Gastar Exploration Ltd.*	7,075	21,225
General Maritime Corp.	14,346	3,730
GeoResources, Inc.*	1,564	27,824
GMX Resources, Inc.*	5,216	11,840
Green Plains Renewable Energy, Inc.*	2,639	24,622
Harvest Natural Resources, Inc.*	4,256	36,474
James River Coal Co.*	4,402	28,041
KiOR, Inc., Class A*	361	7,487
Knightsbridge Tankers Ltd.	2,675	44,271
L&L Energy, Inc.*	2,749	7,422
Miller Energy Resources, Inc.*	3,734	9,858
Nexen, Inc.	170,992	2,648,666
Noble Energy, Inc.	48,450	3,430,260
Nordic American Tankers Ltd.	5,911	83,345
Overseas Shipholding Group, Inc.	153,289	2,106,191
Patriot Coal Corp.*	782	6,616
Pengrowth Energy Corp.	271,000	2,436,290
Penn Virginia Corp.	5,671	31,587
Petrobras Argentina S.A. (ADR)	26,226	360,608
Petroleum Development Corp.*	2,897	56,173
PetroQuest Energy, Inc.*	5,436	29,898
Plains Exploration & Production Co.*	134,345	3,050,975
QEP Resources, Inc.	105,000	2,842,350
Quicksilver Resources, Inc.*	13,708	103,907
REX American Resources Corp.*	913	15,411
Rex Energy Corp.*	666	8,425
SandRidge Energy, Inc.*	427,000	2,374,120
Scorpio Tankers, Inc.*	2,986	15,766
SemGroup Corp., Class A*	5,129	102,375
Ship Finance International Ltd.	5,649	73,437
SM Energy Co.	1,522	92,309
Solazyme, Inc.*	308	2,960
Southern Union Co.	15,483	628,145
Southwestern Energy Co.*	12,000	399,960
Swift Energy Co.*	5,272	128,320
Teekay Corp.	5,176	117,029
Teekay Tankers Ltd., Class A	5,215	23,989
Tesoro Corp.*	37,846	736,862
Triangle Petroleum Corp.*	2,685	9,639
Ur-Energy, Inc.*	2,288	2,059
USEC, Inc.*	14,589	23,488
VAALCO Energy, Inc.*	5,792	28,149
Venoco, Inc.*	2,782	24,509
Voyager Oil & Gas, Inc.*	1,442	3,028
Warren Resources, Inc.*	7,629	18,310
Western Refining, Inc.*	424	5,283
Westmoreland Coal Co.*	833	6,464
Whiting Petroleum Corp.*	26,765	938,916
World Fuel Services Corp.	3,788	123,678

		41,706,887

Total Energy		45,917,643

Financials (18.7%)
Capital Markets (1.9%)
Affiliated Managers Group, Inc.*	1,852	144,549
American Capital Ltd.*	43,802	298,730
Apollo Investment Corp.	24,216	182,104
Ares Capital Corp.	25,367	349,304
Arlington Asset Investment Corp., Class A	774	18,615
Artio Global Investors, Inc.	533	4,243
BlackRock Kelso Capital Corp.	7,984	58,283
Calamos Asset Management, Inc., Class A	2,456	24,585
Capital Southwest Corp.	385	28,490
CIFC Corp.*	1,316	5,698
Cohen & Steers, Inc.	400	11,500
Cowen Group, Inc., Class A*	8,882	24,070
Daiwa Securities Group, Inc. (ADR)	370,180	1,362,262
E*TRADE Financial Corp.*	30,699	279,668
Edelman Financial Group, Inc.	2,790	18,023
FBR & Co.*	6,124	14,575
Federated Investors, Inc., Class B	2,213	38,794
Fidus Investment Corp.	277	3,487
Fifth Street Finance Corp.	9,131	85,101
FXCM, Inc., Class A	2,137	29,961
GAMCO Investors, Inc., Class A	342	13,471
GFI Group, Inc.	8,574	34,467
Gladstone Capital Corp.	2,697	18,501

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Gladstone Investment Corp.	2,970	$20,196
Gleacher & Co., Inc.*	9,577	11,397
Golub Capital BDC, Inc.	1,187	17,627
Harris & Harris Group, Inc.*	4,100	14,555
Hercules Technology Growth Capital, Inc.	5,331	45,420
ICG Group, Inc.*	4,272	39,345
INTL FCStone, Inc.*	1,609	33,403
Investment Technology Group, Inc.*	5,248	51,378
Janus Capital Group, Inc.	23,214	139,284
Jefferies Group, Inc.	16,771	208,128
JMP Group, Inc.	2,169	12,602
KBW, Inc.	4,485	61,848
Knight Capital Group, Inc., Class A*	12,609	153,325
Kohlberg Capital Corp.	2,176	12,730
LPL Investment Holdings, Inc.*	691	17,565
Main Street Capital Corp.	2,450	43,512
MCG Capital Corp.	9,700	38,412
Medallion Financial Corp.	2,047	19,037
Medley Capital Corp.	1,322	13,326
MF Global Holdings Ltd.*	20,387	84,198
MVC Capital, Inc.	3,157	33,054
New Mountain Finance Corp.	904	11,490
NGP Capital Resources Co.	2,849	18,632
Oppenheimer Holdings, Inc., Class A	1,324	21,237
PennantPark Investment Corp.	5,555	49,551
Piper Jaffray Cos., Inc.*	2,007	35,986
Prospect Capital Corp.	13,554	113,989
Raymond James Financial, Inc.	12,673	328,991
Safeguard Scientifics, Inc.*	2,610	39,150
Solar Capital Ltd.	4,469	89,961
Solar Senior Capital Ltd.	934	13,347
Stifel Financial Corp.*	4,026	106,931
SWS Group, Inc.	3,788	17,766
TICC Capital Corp.	4,119	33,652
Triangle Capital Corp.	2,810	42,768
Virtus Investment Partners, Inc.*	54	2,895
Walter Investment Management Corp.	208,286	4,775,998

		9,821,167

Commercial Banks (3.9%)
1st Source Corp.	2,035	42,389
1st United Bancorp, Inc.*	3,303	16,284
Alliance Financial Corp./New York	684	19,186
Ameris Bancorp*	2,994	26,078
Ames National Corp.	1,104	17,256
Arrow Financial Corp.	1,174	26,126
Associated Banc-Corp	21,598	200,861
BancFirst Corp.	928	30,772
Banco Latinoamericano de Comercio Exterior S.A., Class E	3,396	51,721
Bancorp Rhode Island, Inc.	504	21,365
Bancorp, Inc./Delaware*	3,797	27,187
BancorpSouth, Inc.	10,434	91,611
Bank of Hawaii Corp.	5,953	216,689
Bank of Kentucky Financial Corp.	641	12,987
Bank of Marin Bancorp/California	629	20,782
Bank of the Ozarks, Inc.	3,026	63,334
Banner Corp.	2,049	26,207
BOK Financial Corp.	3,193	149,720
Boston Private Financial Holdings, Inc.	9,850	57,918
Bridge Bancorp, Inc.	512	9,370
Bridge Capital Holdings*	993	9,990
Bryn Mawr Bank Corp.	1,112	18,426
Camden National Corp.	1,060	28,864
Cape Bancorp, Inc.*	1,223	8,647
Capital Bank Corp.*	1,488	3,095
Capital City Bank Group, Inc.	1,642	17,077
CapitalSource, Inc.	433,258	2,660,204
Cardinal Financial Corp.	3,777	32,558
Cascade Bancorp*	681	3,970
Cathay General Bancorp	9,926	112,958
Center Bancorp, Inc.	1,277	12,323
Center Financial Corp.*	4,454	20,889
Centerstate Banks, Inc.	3,600	18,828
Central Pacific Financial Corp.*	1,817	18,751
Century Bancorp, Inc./Massachusetts, Class A	171	3,971
Chemical Financial Corp.	3,471	53,141
Citizens & Northern Corp.	1,630	24,222
City Holding Co.	1,898	51,227
City National Corp./California	5,826	219,990
CNB Financial Corp./Pennsylvania	1,443	18,499
CoBiz Financial, Inc.	4,443	19,860
Columbia Banking System, Inc.	4,998	71,571
Commerce Bancshares, Inc./Missouri	9,239	321,055
Community Bank System, Inc.	4,580	103,920
Community Trust Bancorp, Inc.	1,860	43,319
Cullen/Frost Bankers, Inc.	6,648	304,877
CVB Financial Corp.	11,106	85,405
Eagle Bancorp, Inc.*	2,305	27,130
East West Bancorp, Inc.	18,530	276,282
Encore Bancshares, Inc.*	911	9,711
Enterprise Bancorp, Inc./Massachusetts	611	7,534
Enterprise Financial Services Corp.	1,800	24,462
F.N.B. Corp./Pennsylvania	15,801	135,415
Financial Institutions, Inc.	1,861	26,538
First Bancorp, Inc./Maine	1,341	16,883
First Bancorp/North Carolina	2,064	20,723
First Busey Corp.	9,389	40,842
First Citizens BancShares, Inc./North Carolina, Class A	688	98,756
First Commonwealth Financial Corp.	13,423	49,665
First Community Bancshares, Inc./Virginia	2,118	21,604
First Connecticut Bancorp, Inc./Connecticut*	2,213	25,051
First Financial Bancorp	7,246	99,995
First Financial Bankshares, Inc.	2,173	56,846
First Financial Corp./Indiana	1,471	40,467
First Horizon National Corp.	32,328	192,675
First Interstate Bancsystem, Inc.	1,860	19,921
First Merchants Corp.	3,113	21,947
First Midwest Bancorp, Inc./Illinois	9,177	67,176
First of Long Island Corp.	1,100	24,926
First Republic Bank/California*	9,110	210,988
FirstMerit Corp.	13,640	154,950
Fulton Financial Corp.	24,794	189,674
German American Bancorp, Inc.	1,814	29,242
Glacier Bancorp, Inc.	8,973	84,077
Great Southern Bancorp, Inc.	1,375	23,072
Hancock Holding Co.	5,821	155,886
Hanmi Financial Corp.*	18,352	15,232
Heartland Financial USA, Inc.	1,865	26,446
Heritage Commerce Corp.*	2,376	9,148
Heritage Financial Corp./Washington	2,070	22,853
Home Bancshares, Inc./Arkansas	2,795	59,310

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Hudson Valley Holding Corp.	1,820	$31,723
Huntington Bancshares, Inc./Ohio	308,209	1,479,403
IBERIABANK Corp.	3,601	169,463
Independent Bank Corp./Massachusetts	2,659	57,807
International Bancshares Corp.	6,609	86,908
Investors Bancorp, Inc.*	5,105	64,476
Lakeland Bancorp, Inc.	2,974	23,257
Lakeland Financial Corp.	1,983	40,969
MainSource Financial Group, Inc.	2,418	21,085
MB Financial, Inc.	6,789	99,934
Merchants Bancshares, Inc.	762	20,406
Metro Bancorp, Inc.*	1,717	14,852
Midsouth Bancorp, Inc.	1,100	11,825
Nara Bancorp, Inc.*	4,600	27,922
National Bankshares, Inc./Virginia	1,010	24,371
National Penn Bancshares, Inc.	202,536	1,419,777
NBT Bancorp, Inc.	4,273	79,563
Northfield Bancorp, Inc./New Jersey	2,418	32,014
Old National Bancorp/Indiana	11,820	110,162
OmniAmerican Bancorp, Inc.*	1,500	20,475
Oriental Financial Group, Inc.	5,607	54,220
Orrstown Financial Services, Inc.	835	10,730
Pacific Capital Bancorp N.A.*	130,527	3,331,049
Pacific Continental Corp.	2,674	18,959
PacWest Bancorp	3,776	52,637
Park National Corp.	1,612	85,243
Park Sterling Corp.*	3,427	11,720
Penns Woods Bancorp, Inc.	499	16,342
Peoples Bancorp, Inc./Ohio	1,432	15,752
Pinnacle Financial Partners, Inc.*	4,234	46,320
Popular, Inc.*	511,145	766,717
PrivateBancorp, Inc.	7,467	56,152
Prosperity Bancshares, Inc.	5,848	191,113
Renasant Corp.	3,198	40,711
Republic Bancorp, Inc./Kentucky, Class A	1,216	21,535
S&T Bancorp, Inc.	3,481	56,253
Sandy Spring Bancorp, Inc.	3,089	45,192
SCBT Financial Corp.	1,727	42,622
Seacoast Banking Corp. of Florida*	8,650	12,715
Sierra Bancorp	1,600	14,640
Simmons First National Corp., Class A	2,131	46,243
Southside Bancshares, Inc.	2,161	38,920
Southwest Bancorp, Inc./Oklahoma*	2,397	10,115
State Bancorp, Inc./New York	2,002	21,161
State Bank Financial Corp.*	3,883	49,003
StellarOne Corp.	3,042	30,268
Sterling Bancorp/New York	3,872	28,111
Sterling Financial Corp./Washington*	3,319	41,089
Suffolk Bancorp	1,319	10,974
Sumitomo Mitsui Trust Holdings, Inc. (ADR)	269,638	887,109
Sun Bancorp, Inc./New Jersey*	4,450	11,792
SunTrust Banks, Inc.	17,475	313,676
Susquehanna Bancshares, Inc.	16,352	89,445
SVB Financial Group*	4,188	154,956
SY Bancorp, Inc.	1,449	26,980
Synovus Financial Corp.	95,078	101,733
Taylor Capital Group, Inc.*	788	5,059
TCF Financial Corp.	19,643	179,930
Texas Capital Bancshares, Inc.*	4,639	106,001
Tompkins Financial Corp.	1,094	39,143
Tower Bancorp, Inc.	1,294	27,096
TowneBank/Virginia	3,179	36,145
Trico Bancshares	1,954	23,976
Trustmark Corp.	7,985	144,928
UMB Financial Corp.	4,002	128,384
Umpqua Holdings Corp.	13,726	120,652
Union First Market Bankshares Corp.	2,683	28,762
United Bankshares, Inc./Virginia	4,678	93,981
United Community Banks, Inc./Georgia*	5,213	44,258
Univest Corp. of Pennsylvania	2,258	30,099
Valley National Bancorp	21,098	223,428
Virginia Commerce Bancorp, Inc.*	2,692	15,802
Washington Banking Co.	1,859	18,088
Washington Trust Bancorp, Inc.	1,879	37,167
Webster Financial Corp.	8,984	137,455
WesBanco, Inc.	3,002	51,965
West Bancorp, Inc.	1,663	14,102
West Coast Bancorp/Oregon*	2,396	33,544
Westamerica Bancorp	2,065	79,131
Western Alliance Bancorp*	8,658	47,446
Wilshire Bancorp, Inc.*	6,954	19,054
Wintrust Financial Corp.	4,345	112,144
Zions Bancorp	22,653	318,728

		20,405,964

Consumer Finance (0.0%)
Advance America Cash Advance Centers, Inc.	5,766	42,438
Cash America International, Inc.	2,466	126,161
First Marblehead Corp.*	7,605	7,757
Imperial Holdings, Inc.*	360	864
Nelnet, Inc., Class A	3,199	60,077
Nicholas Financial, Inc.	1,146	11,196

		248,493

Diversified Financial Services (0.2%)
Compass Diversified Holdings	4,958	60,388
Gain Capital Holdings, Inc.*	900	5,661
Guoco Group Ltd. (ADR)	25,897	477,800
Marlin Business Services Corp.*	972	10,303
NASDAQ OMX Group, Inc.*	13,475	311,812
NewStar Financial, Inc.*	3,473	32,438
PHH Corp.*	7,018	112,849
PICO Holdings, Inc.*	2,774	56,895
Primus Guaranty Ltd.*	2,997	15,794

		1,083,940

Insurance (7.1%)
Ageas (ADR)	379,675	683,415
Alleghany Corp.*	5,074	1,463,849
Allied World Assurance Co. Holdings AG	4,535	243,575
Alterra Capital Holdings Ltd.	11,307	214,494
American Equity Investment Life Holding Co.	7,333	64,164
American Financial Group, Inc./Ohio	9,675	300,602
American National Insurance Co.	866	59,970
American Safety Insurance Holdings Ltd.*	1,375	25,300
AMERISAFE, Inc.*	2,332	42,932
Amtrust Financial Services, Inc.	2,620	58,321
Aon Corp.	22,605	948,958
Arch Capital Group Ltd.*	46,096	1,506,187
Argo Group International Holdings Ltd.	3,379	95,862
Arthur J. Gallagher & Co.	13,729	361,073
Aspen Insurance Holdings Ltd.	8,833	203,512

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Assurant, Inc.	95,602	$3,422,552
Assured Guaranty Ltd.	363,134	3,990,843
Axis Capital Holdings Ltd.	49,800	1,291,812
Baldwin & Lyons, Inc., Class B	1,112	23,763
Brown & Brown, Inc.	14,462	257,424
Citizens, Inc./Texas*	4,461	28,595
CNA Financial Corp.	53,265	1,196,865
CNO Financial Group, Inc.*	27,610	149,370
Delphi Financial Group, Inc., Class A	5,999	129,098
Donegal Group, Inc., Class A	1,120	13,485
eHealth, Inc.*	2,644	36,117
EMC Insurance Group, Inc.	650	11,960
Employers Holdings, Inc.	4,857	61,975
Endurance Specialty Holdings Ltd.	18,902	645,503
Enstar Group Ltd.*	861	81,993
Everest Reinsurance Group Ltd.	5,691	451,752
FBL Financial Group, Inc., Class A	1,613	42,938
Fidelity National Financial, Inc., Class A	27,702	420,516
First American Financial Corp.	247,027	3,161,946
Flagstone Reinsurance Holdings S.A.	6,252	48,453
Fortegra Financial Corp.*	691	3,628
FPIC Insurance Group, Inc.*	1,064	44,518
Global Indemnity plc*	1,723	29,429
Greenlight Capital Reinsurance Ltd., Class A*	2,736	56,745
Hallmark Financial Services*	1,045	7,702
Hanover Insurance Group, Inc.	5,646	200,433
Harleysville Group, Inc.	1,553	91,410
HCC Insurance Holdings, Inc.	66,589	1,801,232
Hilltop Holdings, Inc.*	4,839	34,889
Horace Mann Educators Corp.	4,901	55,920
Independence Holding Co.	760	5,510
Infinity Property & Casualty Corp.	1,520	79,770
Kansas City Life Insurance Co.	566	17,472
Kemper Corp.	6,198	148,504
Loews Corp.	40,683	1,405,598
Maiden Holdings Ltd.	6,360	47,000
Markel Corp.*	1,204	429,984
MBIA, Inc.*	339,422	2,467,598
Meadowbrook Insurance Group, Inc.	6,774	60,356
Mercury General Corp.	3,271	125,443
Montpelier Reinsurance Holdings Ltd.	7,806	138,010
National Financial Partners Corp.*	5,557	60,794
National Interstate Corp.	960	21,101
National Western Life Insurance Co., Class A	282	38,211
Navigators Group, Inc.*	1,307	56,462
Old Republic International Corp.	302,633	2,699,486
OneBeacon Insurance Group Ltd., Class A	2,589	35,314
Phoenix Cos., Inc.*	14,131	17,240
Platinum Underwriters Holdings Ltd.	4,240	130,380
Presidential Life Corp.	2,133	17,533
Primerica, Inc.	4,238	91,371
ProAssurance Corp.	3,691	265,826
Protective Life Corp.	10,590	165,522
Reinsurance Group of America, Inc.	9,159	420,856
RenaissanceReinsurance Holdings Ltd.	6,302	402,068
RLI Corp.	2,259	143,627
Safety Insurance Group, Inc.	1,524	57,653
SeaBright Holdings, Inc.	2,681	19,303
Selective Insurance Group, Inc.	6,797	88,701
StanCorp Financial Group, Inc.	5,661	156,074
State Auto Financial Corp.	1,682	22,118
Stewart Information Services Corp.	2,148	18,988
Symetra Financial Corp.	8,281	67,490
Tower Group, Inc.	4,557	104,173
Transatlantic Holdings, Inc.	7,750	376,030
United Fire & Casualty Co.	2,755	48,736
Universal Insurance Holdings, Inc.	2,050	7,892
Validus Holdings Ltd.	8,252	205,640
W. R. Berkley Corp.	14,149	420,084
White Mountains Insurance Group Ltd.	2,060	835,845
XL Group plc	75,770	1,424,476

		37,409,319

Real Estate Investment Trusts (REITs) (3.9%)
Acadia Realty Trust (REIT)	4,199	78,521
AG Mortgage Investment Trust, Inc.	426	7,966
Agree Realty Corp. (REIT)	1,359	29,599
Alexandria Real Estate Equities, Inc. (REIT)	7,689	472,028
American Assets Trust, Inc. (REIT)	405	7,270
American Campus Communities, Inc. (REIT)	4,487	166,961
American Capital Agency Corp. (REIT)	22,317	604,791
American Capital Mortgage Investment Corp.	552	9,218
Anworth Mortgage Asset Corp. (REIT)	15,739	107,025
Apartment Investment & Management Co. (REIT), Class A	4,861	107,525
Apollo Commercial Real Estate Finance, Inc. (REIT)	2,364	31,134
ARMOUR Residential REIT, Inc. (REIT)	9,196	62,533
Ashford Hospitality Trust, Inc. (REIT)	6,569	46,114
Associated Estates Realty Corp. (REIT)	4,802	74,239
BioMed Realty Trust, Inc. (REIT)	16,508	273,538
Brandywine Realty Trust (REIT)	17,046	136,538
BRE Properties, Inc. (REIT)	9,304	393,931
Camden Property Trust (REIT)	2,493	137,763
Campus Crest Communities, Inc. (REIT)	3,792	41,257
CapLease, Inc. (REIT)	8,816	31,826
Capstead Mortgage Corp. (REIT)	10,573	122,012
CBL & Associates Properties, Inc. (REIT)	12,761	144,965
Cedar Shopping Centers, Inc. (REIT)	7,291	22,675
Chatham Lodging Trust (REIT)	1,686	16,725
Chesapeake Lodging Trust (REIT)	4,002	48,304
Chimera Investment Corp. (REIT)	128,484	355,901
Cogdell Spencer, Inc. (REIT)	4,580	17,267
Colonial Properties Trust (REIT)	10,404	188,937
Colony Financial, Inc. (REIT)	4,182	54,031
CommonWealth REIT (REIT)	10,365	196,624
Coresite Realty Corp. (REIT)	2,466	35,387
Corporate Office Properties Trust/Maryland (REIT)	6,216	135,384
Cousins Properties, Inc. (REIT)	531,649	3,110,147
CreXus Investment Corp. (REIT)	7,345	65,224
CubeSmart (REIT)	12,579	107,299
CYS Investments, Inc. (REIT)	10,498	126,921

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
DCT Industrial Trust, Inc. (REIT)	30,725	$134,883
DDR Corp. (REIT)	26,860	292,774
DiamondRock Hospitality Co. (REIT)	20,769	145,175
Douglas Emmett, Inc. (REIT)	15,600	266,760
Duke Realty Corp. (REIT)	31,465	330,382
DuPont Fabros Technology, Inc. (REIT)	4,559	89,767
Dynex Capital, Inc. (REIT)	4,943	39,841
EastGroup Properties, Inc. (REIT)	1,850	70,559
Education Realty Trust, Inc. (REIT)	9,344	80,265
Entertainment Properties Trust (REIT)	5,875	229,007
Equity Lifestyle Properties, Inc. (REIT)	1,099	68,907
Equity One, Inc. (REIT)	6,725	106,658
Essex Property Trust, Inc. (REIT)	1,818	218,233
Excel Trust, Inc. (REIT)	3,614	34,767
Extra Space Storage, Inc. (REIT)	7,321	136,390
Federal Realty Investment Trust (REIT)	1,934	159,381
FelCor Lodging Trust, Inc. (REIT)*	7,975	18,582
First Industrial Realty Trust, Inc. (REIT)*	10,598	84,784
First Potomac Realty Trust (REIT)	6,200	77,314
Franklin Street Properties Corp. (REIT)	9,099	102,910
Getty Realty Corp. (REIT)	1,842	26,562
Gladstone Commercial Corp. (REIT)	907	14,222
Glimcher Realty Trust (REIT)	1,874	13,268
Government Properties Income Trust (REIT)	4,344	93,439
Hatteras Financial Corp. (REIT)	9,432	237,309
Healthcare Realty Trust, Inc. (REIT)	9,542	160,783
Hersha Hospitality Trust (REIT)	17,833	61,702
Highwoods Properties, Inc. (REIT)	2,338	66,072
Hospitality Properties Trust (REIT)	15,388	326,687
Hudson Pacific Properties, Inc. (REIT)	2,715	31,575
Inland Real Estate Corp. (REIT)	10,048	73,350
Invesco Mortgage Capital, Inc. (REIT)	14,071	198,823
Investors Real Estate Trust (REIT)	8,648	62,266
iStar Financial, Inc. (REIT)*	218,767	1,273,224
Kilroy Realty Corp. (REIT)	3,834	120,004
Kite Realty Group Trust (REIT)	7,538	27,589
LaSalle Hotel Properties (REIT)	10,637	204,230
Lexington Realty Trust (REIT)	15,095	98,721
Liberty Property Trust (REIT)	14,324	416,972
LTC Properties, Inc. (REIT)	3,161	80,036
Macerich Co. (REIT)	10,471	446,379
Mack-Cali Realty Corp. (REIT)	10,885	291,174
Medical Properties Trust, Inc. (REIT)	13,829	123,770
MFA Financial, Inc. (REIT)	44,467	312,158
Mission West Properties, Inc. (REIT)	2,729	20,713
Monmouth Real Estate Investment Corp. (REIT), Class A	4,916	38,984
MPG Office Trust, Inc. (REIT)*	6,495	13,704
National Health Investors, Inc. (REIT)	1,795	75,623
National Retail Properties, Inc. (REIT)	11,512	309,327
Newcastle Investment Corp. (REIT)	811	3,301
NorthStar Realty Finance Corp. (REIT)	12,090	39,897
Omega Healthcare Investors, Inc. (REIT)	905	14,417
One Liberty Properties, Inc. (REIT)	1,266	18,560
Parkway Properties, Inc./Maryland (REIT)	2,861	31,500
Pebblebrook Hotel Trust (REIT)	6,419	100,457
Pennsylvania Real Estate Investment Trust (REIT)	7,035	54,381
PennyMac Mortgage Investment Trust (REIT)	3,418	54,346
Piedmont Office Realty Trust, Inc. (REIT), Class A	21,374	345,618
Post Properties, Inc. (REIT)	6,232	216,500
Potlatch Corp. (REIT)	2,352	74,135
PS Business Parks, Inc. (REIT)	1,892	93,730
RAIT Financial Trust (REIT)	4,964	16,828
Ramco-Gershenson Properties Trust (REIT)	5,001	41,008
Realty Income Corp. (REIT)	16,488	531,573
Redwood Trust, Inc. (REIT)	9,942	111,052
Regency Centers Corp. (REIT)	11,197	395,590
Resource Capital Corp. (REIT)	9,116	45,580
Retail Opportunity Investments Corp. (REIT)	5,129	56,829
RLJ Lodging Trust (REIT)	3,421	43,686
Sabra Health Care REIT, Inc. (REIT)	3,299	31,472
Senior Housing Properties Trust (REIT)	19,077	410,919
Sovran Self Storage, Inc. (REIT)	3,472	129,054
STAG Industrial, Inc. (REIT)	1,917	19,553
Strategic Hotels & Resorts, Inc. (REIT)*	16,218	69,900
Sun Communities, Inc. (REIT)	2,637	92,796
Sunstone Hotel Investors, Inc. (REIT)*	14,766	84,019
Taubman Centers, Inc. (REIT)	6,960	350,158
Terreno Realty Corp. (REIT)	1,507	19,335
Two Harbors Investment Corp. (REIT)	17,493	154,463
UDR, Inc. (REIT)	24,826	549,648
UMH Properties, Inc. (REIT)	1,729	15,717
Universal Health Realty Income Trust (REIT)	818	27,493
Urstadt Biddle Properties, Inc. (REIT), Class A	2,809	44,860
Washington Real Estate Investment Trust (REIT)	6,300	177,534
Weingarten Realty Investors (REIT)	15,011	317,783
Whitestone REIT (REIT), Class B	949	10,572
Winthrop Realty Trust (REIT)	3,623	31,484

		20,299,333

Real Estate Management & Development (0.7%)
Avatar Holdings, Inc.*	1,164	9,521
Consolidated-Tomoka Land Co.	580	15,231
Forest City Enterprises, Inc., Class A*	17,035	181,593
Forestar Group, Inc.*	4,444	48,484
Howard Hughes Corp.*	79,662	3,353,770
Jones Lang LaSalle, Inc.	1,197	62,017
Kennedy-Wilson Holdings, Inc.	2,826	29,956
St. Joe Co.*	8,086	121,209

		3,821,781

Thrifts & Mortgage Finance (1.0%)
Abington Bancorp, Inc.	2,374	17,093
Apollo Residential Mortgage, Inc.*	242	3,969

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Astoria Financial Corp.	10,903	$83,844
Bank Mutual Corp.	6,216	16,224
BankFinancial Corp.	3,076	20,425
BankUnited, Inc.	4,112	85,365
Beneficial Mutual Bancorp, Inc.*	4,093	30,493
Berkshire Hills Bancorp, Inc.	2,343	43,275
BofI Holding, Inc.*	993	13,366
Brookline Bancorp, Inc.	6,833	52,682
Capitol Federal Financial, Inc.	20,781	219,447
Charter Financial Corp.	679	6,369
Clifton Savings Bancorp, Inc.	1,390	12,732
Dime Community Bancshares, Inc.	3,779	38,281
Doral Financial Corp.*	15,608	17,013
ESB Financial Corp.	1,737	19,038
ESSA Bancorp, Inc.	932	9,795
Farmer Mac, Class C	1,298	24,701
First Defiance Financial Corp.*	1,090	14,606
First Financial Holdings, Inc.	2,189	8,778
First Niagara Financial Group, Inc.	156,091	1,428,233
First PacTrust Bancorp, Inc.	967	10,956
Flagstar Bancorp, Inc.*	24,114	11,813
Flushing Financial Corp.	3,859	41,677
Fox Chase Bancorp, Inc.	1,762	22,342
Franklin Financial Corp.*	1,686	18,613
Home Federal Bancorp, Inc./Idaho	2,321	18,150
Hudson City Bancorp, Inc.	52,783	298,752
Kearny Financial Corp.	1,800	15,912
Meridian Interstate Bancorp, Inc.*	645	7,037
MGIC Investment Corp.*	497,469	930,267
Northwest Bancshares, Inc.	13,423	159,868
OceanFirst Financial Corp.	1,930	22,523
Ocwen Financial Corp.*	9,318	123,091
Oritani Financial Corp.	6,097	78,407
People’s United Financial, Inc.	38,048	433,747
PMI Group, Inc.*	19,418	3,884
Provident Financial Services, Inc.	7,497	80,593
Provident New York Bancorp	5,111	29,746
Radian Group, Inc.	16,596	36,345
Rockville Financial, Inc.	3,691	34,991
Roma Financial Corp.	1,200	9,780
Territorial Bancorp, Inc.	1,323	25,335
TFS Financial Corp.*	9,843	80,024
TrustCo Bank Corp./New York	10,453	46,620
United Financial Bancorp, Inc.	1,874	25,655
ViewPoint Financial Group	4,311	49,361
Washington Federal, Inc.	13,885	176,895
Westfield Financial, Inc.	2,911	19,184
WSFS Financial Corp.	787	24,846

		5,002,143

Total Financials		98,092,140

Health Care (5.0%)
Biotechnology (0.3%)
Affymax, Inc.*	2,326	10,420
Allos Therapeutics, Inc.*	2,024	3,724
AMAG Pharmaceuticals, Inc.*	2,324	34,302
Arena Pharmaceuticals, Inc.*	16,865	24,454
Array BioPharma, Inc.*	3,871	7,587
Astex Pharmaceuticals*	6,387	12,263
BioMimetic Therapeutics, Inc.*	1,408	4,646
Cell Therapeutics, Inc.*	2,562	2,716
Celldex Therapeutics, Inc.*	4,688	10,712
Curis, Inc.*	2,698	8,526
Cytori Therapeutics, Inc.*	1,598	4,714
Dyax Corp.*	2,161	2,723
Enzon Pharmaceuticals, Inc.*	4,314	30,371
Exact Sciences Corp.*	1,985	13,161
Geron Corp.*	12,458	26,411
Idenix Pharmaceuticals, Inc.*	4,843	24,167
Immunogen, Inc.*	2,637	28,902
Inhibitex, Inc.*	2,069	5,090
Insmed, Inc.*	3,031	15,458
InterMune, Inc.*	3,486	70,417
Lexicon Pharmaceuticals, Inc.*	13,528	12,444
Maxygen, Inc.	3,833	20,966
Metabolix, Inc.*	1,170	5,125
Micromet, Inc.*	5,537	26,578
Myriad Genetics, Inc.*	57,125	1,070,522
Neurocrine Biosciences, Inc.*	1,684	10,070
Novavax, Inc.*	3,735	6,013
Nymox Pharmaceutical Corp.*	483	3,951
Oncothyreon, Inc.*	1,459	8,725
PDL BioPharma, Inc.	3,095	17,177
Progenics Pharmaceuticals, Inc.*	964	5,533
Rigel Pharmaceuticals, Inc.*	1,980	14,573
Savient Pharmaceuticals, Inc.*	2,578	10,570
Theravance, Inc.*	1,406	28,317
Vical, Inc.*	974	2,416
Zalicus, Inc.*	3,553	3,484

		1,587,228

Health Care Equipment & Supplies (0.9%)
Accuray, Inc.*	996	4,004
Alere, Inc.*	10,620	208,683
Alphatec Holdings, Inc.*	6,524	13,766
Analogic Corp.	424	19,254
AngioDynamics, Inc.*	3,130	41,128
Biolase Technology, Inc.*	2,673	8,019
Cantel Medical Corp.	1,596	33,708
Cerus Corp.*	1,242	2,633
CONMED Corp.*	3,551	81,709
Cooper Cos., Inc.	4,197	332,193
CryoLife, Inc.*	3,010	13,515
Cynosure, Inc., Class A*	1,065	10,746
DynaVox, Inc., Class A*	346	1,246
Exactech, Inc.*	256	3,604
Greatbatch, Inc.*	51,800	1,036,518
Hill-Rom Holdings, Inc.	756	22,695
Hologic, Inc.*	32,163	489,199
ICU Medical, Inc.*	1,119	41,179
Invacare Corp.	3,375	77,760
IRIS International, Inc.*	566	5,077
Kinetic Concepts, Inc.*	1,723	113,528
Medical Action Industries, Inc.*	1,267	6,398
Natus Medical, Inc.*	1,696	16,129
Palomar Medical Technologies, Inc.*	2,281	17,974
RTI Biologics, Inc.*	6,227	20,487
Solta Medical, Inc.*	7,199	8,999
STAAR Surgical Co.*	689	5,374
SurModics, Inc.*	1,838	16,726
Symmetry Medical, Inc.*	3,551	27,414
Teleflex, Inc.	4,992	268,420
Uroplasty, Inc.*	465	2,255
West Pharmaceutical Services, Inc.	1,864	69,154
Wright Medical Group, Inc.*	4,824	86,253
Young Innovations, Inc.	462	13,167
Zimmer Holdings, Inc.*	26,831	1,435,458

		4,554,372

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Health Care Providers & Services (1.9%)
Aetna, Inc.	50,968	$1,852,687
Almost Family, Inc.*	1,010	16,796
Amedisys, Inc.*	3,657	54,197
American Dental Partners, Inc.*	1,917	18,518
AMERIGROUP Corp.*	1,837	71,661
AMN Healthcare Services, Inc.*	2,634	10,562
Amsurg Corp.*	3,869	87,053
Assisted Living Concepts, Inc., Class A	2,505	31,738
BioScrip, Inc.*	1,146	7,289
Brookdale Senior Living, Inc.*	1,584	19,863
Capital Senior Living Corp.*	2,432	15,005
CardioNet, Inc.*	2,166	6,498
Centene Corp.*	2,369	67,919
Chindex International, Inc.*	825	7,268
Community Health Systems, Inc.*	11,804	196,419
Continucare Corp.*	813	5,187
Coventry Health Care, Inc.*	18,228	525,149
Cross Country Healthcare, Inc.*	3,412	14,262
Five Star Quality Care, Inc.*	4,675	11,688
Gentiva Health Services, Inc.*	3,777	20,849
Hanger Orthopedic Group, Inc.*	1,965	37,119
Health Net, Inc.*	11,254	266,832
HealthSouth Corp.*	11,786	175,965
Healthspring, Inc.*	3,868	141,027
Healthways, Inc.*	4,191	41,198
Kindred Healthcare, Inc.*	6,452	55,616
LHC Group, Inc.*	1,843	31,442
LifePoint Hospitals, Inc.*	45,886	1,681,263
Magellan Health Services, Inc.*	4,003	193,345
Molina Healthcare, Inc.*	1,410	21,770
National Healthcare Corp.	1,245	40,214
Omnicare, Inc.	14,402	366,243
Owens & Minor, Inc.	1,505	42,862
Patterson Cos., Inc.	7,693	220,251
PharMerica Corp.*	3,619	51,643
Providence Service Corp.*	1,210	12,886
Quest Diagnostics, Inc.	64,215	3,169,652
Select Medical Holdings Corp.*	4,421	29,488
Skilled Healthcare Group, Inc., Class A*	2,138	7,718
Sun Healthcare Group, Inc.*	3,148	8,500
Sunrise Senior Living, Inc.*	1,765	8,172
Tenet Healthcare Corp.*	52,526	216,932
Triple-S Management Corp., Class B*	2,497	41,825
Universal American Corp.	3,978	40,019
Vanguard Health Systems, Inc.*	2,451	24,902
VCA Antech, Inc.*	10,723	171,354

		10,138,846

Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc.*	4,574	82,424
Emdeon, Inc., Class A*	3,415	64,168
MedAssets, Inc.*	1,074	10,321
Omnicell, Inc.*	2,103	28,979

		185,892

Life Sciences Tools & Services (0.7%)
Affymetrix, Inc.*	8,812	43,179
Albany Molecular Research, Inc.*	2,973	8,384
Bio-Rad Laboratories, Inc., Class A*	2,460	223,294
Cambrex Corp.*	3,468	17,479
Enzo Biochem, Inc.*	4,212	10,825
eResearchTechnology, Inc.*	2,856	12,738
Furiex Pharmaceuticals, Inc.*	1,191	16,948
Harvard Bioscience, Inc.*	2,469	10,419
Life Technologies Corp.*	29,220	1,122,925
Pacific Biosciences of California, Inc.*	3,207	10,294
PAREXEL International Corp.*	699	13,232
PerkinElmer, Inc.	13,992	268,786
Pharmaceutical Product Development, Inc.	62,455	1,602,595
QIAGEN N.V.*	29,067	401,997
Sequenom, Inc.*	3,697	18,818

		3,781,913

Pharmaceuticals (1.1%)
AVANIR Pharmaceuticals, Inc., Class A*	1,628	4,656
Columbia Laboratories, Inc.*	1,600	3,120
Cornerstone Therapeutics, Inc.*	892	5,709
Forest Laboratories, Inc.*	178,117	5,484,222
Hi-Tech Pharmacal Co., Inc.*	890	29,904
Impax Laboratories, Inc.*	716	12,824
KV Pharmaceutical Co., Class A*	2,145	2,896
Lannett Co., Inc.*	1,321	5,059
Medicines Co.*	2,924	43,509
Medicis Pharmaceutical Corp., Class A	1,401	51,109
Nektar Therapeutics*	5,230	25,366
Par Pharmaceutical Cos., Inc.*	1,441	38,359
ViroPharma, Inc.*	8,560	154,679
XenoPort, Inc.*	816	4,814

		5,866,226

Total Health Care		26,114,477

Industrials (11.5%)
Aerospace & Defense (1.4%)
AAR Corp.	3,720	62,012
Alliant Techsystems, Inc.	37,494	2,043,798
BE Aerospace, Inc.*	675	22,349
Ceradyne, Inc.*	3,097	83,278
Cubic Corp.	1,134	44,305
Curtiss-Wright Corp.	5,759	166,032
Ducommun, Inc.	1,357	20,328
Esterline Technologies Corp.*	3,790	196,474
Finmeccanica S.p.A. (ADR)	141,304	477,607
GenCorp, Inc.*	2,061	9,254
GeoEye, Inc.*	2,593	73,512
Hexcel Corp.*	1,861	41,240
Huntington Ingalls Industries, Inc.*	6,043	147,026
ITT Corp.	79,000	3,318,000
KEYW Holding Corp.*	2,205	15,678
Kratos Defense & Security Solutions, Inc.*	3,963	26,631
LMI Aerospace, Inc.*	599	10,219
Moog, Inc., Class A*	5,119	166,982
Orbital Sciences Corp.*	4,292	54,938
Spirit AeroSystems Holdings, Inc., Class A*	11,576	184,637
Teledyne Technologies, Inc.*	3,299	161,189
Triumph Group, Inc.	4,136	201,589

		7,527,078

Air Freight & Logistics (0.3%)
Air Transport Services Group, Inc.*	6,586	28,517
Atlas Air Worldwide Holdings, Inc.*	3,281	109,225
Hub Group, Inc., Class A*	31,075	878,490
Pacer International, Inc.*	3,793	14,224
TNT Express N.V. (ADR)	57,850	393,380
UTi Worldwide, Inc.	1,252	16,326

		1,440,162

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Airlines (1.2%)
Alaska Air Group, Inc.*	4,214	$237,206
AMR Corp.*	509,126	1,507,013
Copa Holdings S.A., Class A	882	54,040
Hawaiian Holdings, Inc.*	6,125	25,786
JetBlue Airways Corp.*	30,470	124,927
Republic Airways Holdings, Inc.*	5,885	16,655
SkyWest, Inc.	170,030	1,957,045
Southwest Airlines Co.	307,542	2,472,638
Spirit Airlines, Inc.*	1,914	23,925
U.S. Airways Group, Inc.*	20,221	111,215

		6,530,450

Building Products (0.5%)
A.O. Smith Corp.	4,714	150,990
American Woodmark Corp.	1,247	15,101
Ameron International Corp.	1,151	97,766
Apogee Enterprises, Inc.	3,426	29,429
Armstrong World Industries, Inc.	2,341	80,624
Builders FirstSource, Inc.*	5,201	6,605
Gibraltar Industries, Inc.*	3,798	30,840
Griffon Corp.*	6,019	49,236
Insteel Industries, Inc.	2,157	21,721
NCI Building Systems, Inc.*	2,413	18,242
Owens Corning, Inc.*	15,496	335,953
Quanex Building Products Corp.	4,682	51,268
Simpson Manufacturing Co., Inc.	5,154	128,489
Universal Forest Products, Inc.	2,416	58,105
USG Corp.*	213,632	1,437,743

		2,512,112

Commercial Services & Supplies (1.8%)
ABM Industries, Inc.	4,761	90,745
ACCO Brands Corp.*	6,912	32,970
American Reprographics Co.*	3,923	13,181
APAC Customer Services, Inc.*	637	5,427
Avery Dennison Corp.	12,429	311,719
Brink’s Co.	217,559	5,071,300
Casella Waste Systems, Inc., Class A*	650	3,419
Cenveo, Inc.*	3,117	9,382
Cintas Corp.	13,637	383,745
Corrections Corp. of America*	92,518	2,099,234
Courier Corp.	1,475	9,647
Covanta Holding Corp.	13,460	204,458
EnergySolutions, Inc.*	7,930	27,993
EnerNOC, Inc.*	1,994	17,946
Ennis, Inc.	3,190	41,662
Fuel Tech, Inc.*	279	1,624
G&K Services, Inc., Class A	2,281	58,257
GEO Group, Inc.*	8,059	149,575
KAR Auction Services, Inc.*	2,862	34,659
Kimball International, Inc., Class B	4,105	19,950
M&F Worldwide Corp.*	1,287	31,686
McGrath RentCorp	1,769	42,085
Metalico, Inc.*	2,199	8,576
Mobile Mini, Inc.*	3,433	56,439
Multi-Color Corp.	1,290	29,141
Quad/Graphics, Inc.	2,834	51,210
R.R. Donnelley & Sons Co.	23,319	329,264
Schawk, Inc.	1,430	14,114
Steelcase, Inc., Class A	8,674	54,733
Sykes Enterprises, Inc.*	4,617	69,024
Tetra Tech, Inc.*	6,138	115,026
TMS International Corp., Class A*	912	6,639
U.S. Ecology, Inc.	207	3,202
UniFirst Corp.	1,700	76,993
United Stationers, Inc.	2,013	54,854
Viad Corp.	2,205	37,441
Waste Connections, Inc.	1,776	60,064
WCA Waste Corp.*	1,648	6,988

		9,634,372

Construction & Engineering (1.5%)
AECOM Technology Corp.*	8,188	144,682
Argan, Inc.*	650	6,617
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	5,257	150,508
Comfort Systems USA, Inc.	4,809	40,011
Dycom Industries, Inc.*	3,689	56,442
EMCOR Group, Inc.*	8,268	168,089
Fluor Corp.	17,825	829,754
Granite Construction, Inc.	4,804	90,171
Great Lakes Dredge & Dock Corp.	7,186	29,247
Insituform Technologies, Inc., Class A*	4,867	56,360
KBR, Inc.	17,580	415,415
Layne Christensen Co.*	73,250	1,692,075
Michael Baker Corp.*	997	19,073
Murray & Roberts Holdings Ltd. (ADR)	294,311	968,283
MYR Group, Inc.*	195	3,440
Northwest Pipe Co.*	1,170	23,739
Orion Marine Group, Inc.*	3,316	19,133
Pike Electric Corp.*	2,128	14,407
Primoris Services Corp.	353	3,692
Quanta Services, Inc.*	26,770	503,008
Shaw Group, Inc.*	95,808	2,082,866
Sterling Construction Co., Inc.*	2,131	23,803
Tutor Perini Corp.	3,859	44,340
UniTek Global Services, Inc.*	1,212	6,012
URS Corp.*	9,743	288,977

		7,680,144

Electrical Equipment (0.8%)
A123 Systems, Inc.*	9,025	31,046
American Superconductor Corp.*	5,576	21,914
Babcock & Wilcox Co.*	135,000	2,639,250
Belden, Inc.	830	21,406
Brady Corp., Class A	5,430	143,515
Broadwind Energy, Inc.*	9,588	3,069
Encore Wire Corp.	2,353	48,425
Ener1, Inc.*	8,883	1,217
EnerSys*	4,390	87,888
Franklin Electric Co., Inc.	213	7,727
Generac Holdings, Inc.*	1,885	35,457
General Cable Corp.*	3,142	73,366
Global Power Equipment Group, Inc.*	940	21,874
GrafTech International Ltd.*	15,067	191,351
Hubbell, Inc., Class B	7,466	369,865
LSI Industries, Inc.	2,558	15,936
Powell Industries, Inc.*	1,108	34,315
PowerSecure International, Inc.*	1,891	8,944
Preformed Line Products Co.	260	11,908
Regal-Beloit Corp.	4,805	218,051
Thomas & Betts Corp.*	4,952	197,634
Valence Technology, Inc.*	4,178	4,345

		4,188,503

Industrial Conglomerates (0.1%)
Carlisle Cos., Inc.	6,990	222,841
Seaboard Corp.	39	70,278
Standex International Corp.	1,284	39,971

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Tredegar Corp.	3,026	$44,875

		377,965

Machinery (2.7%)
Accuride Corp.*	404,494	2,071,009
Actuant Corp., Class A	7,173	141,667
AGCO Corp.*	52,905	1,828,926
Alamo Group, Inc.	748	15,551
Albany International Corp., Class A	2,809	51,264
American Railcar Industries, Inc.*	1,231	18,933
Ampco-Pittsburgh Corp.	992	20,286
Astec Industries, Inc.*	2,512	73,551
Badger Meter, Inc.	310	8,968
Barnes Group, Inc.	6,735	129,649
Briggs & Stratton Corp.	6,245	84,370
Cascade Corp.	1,097	36,629
CIRCOR International, Inc.	822	24,142
CLARCOR, Inc.	346	14,318
Columbus McKinnon Corp.*	562	6,160
Crane Co.	6,052	215,996
Douglas Dynamics, Inc.	1,002	12,806
Dover Corp.	67,900	3,164,140
Energy Recovery, Inc.*	5,443	16,384
EnPro Industries, Inc.*	1,481	43,956
ESCO Technologies, Inc.	2,496	63,648
Federal Signal Corp.	7,227	31,943
Flow International Corp.*	1,300	2,873
Force Protection, Inc.*	5,385	20,732
FreightCar America, Inc.*	1,476	21,269
Greenbrier Cos., Inc.*	2,322	27,051
Harsco Corp.	9,136	177,147
Hurco Cos., Inc.*	764	15,509
IDEX Corp.	1,075	33,497
Japan Steel Works Ltd. (ADR)	8,485	495,863
John Bean Technologies Corp.	228	3,251
Kadant, Inc.*	1,134	20,140
Kaydon Corp.	4,045	116,011
Kennametal, Inc.	40,720	1,333,173
L.B. Foster Co., Class A	1,207	26,832
Lincoln Electric Holdings, Inc.	3,999	116,011
Lydall, Inc.*	2,026	18,031
Meritor, Inc.*	3,771	26,623
Met-Pro Corp.	1,542	13,230
Miller Industries, Inc.	1,542	26,754
Mueller Industries, Inc.	4,065	156,868
Mueller Water Products, Inc., Class A	19,112	47,398
NACCO Industries, Inc., Class A	711	45,077
Navistar International Corp.*	4,124	132,463
Oshkosh Corp.*	11,326	178,271
Parker Hannifin Corp.	8,480	535,342
Pentair, Inc.	12,193	390,298
RBC Bearings, Inc.*	542	18,423
Robbins & Myers, Inc.	4,896	169,940
Snap-on, Inc.	5,929	263,248
SPX Corp.	4,604	208,607
Tecumseh Products Co., Class A*	2,251	16,410
Terex Corp.*	13,637	139,916
Timken Co.	1,695	55,630
Toro Co.	20,755	1,022,599
Trinity Industries, Inc.	9,924	212,473
Watts Water Technologies, Inc., Class A	3,405	90,743

		14,251,999

Marine (0.1%)
Alexander & Baldwin, Inc.	5,163	188,604
Baltic Trading Ltd.	1,942	9,030
Eagle Bulk Shipping, Inc.*	8,022	12,595
Excel Maritime Carriers Ltd.*	5,588	11,623
Genco Shipping & Trading Ltd.*	3,868	30,209
International Shipholding Corp.	729	13,479
Kirby Corp.*	1,951	102,701
Ultrapetrol Bahamas Ltd.*	2,830	6,424

		374,665

Professional Services (0.4%)
Barrett Business Services, Inc.	956	13,327
CBIZ, Inc.*	97,679	643,705
CDI Corp.	1,365	14,578
CRA International, Inc.*	1,036	20,730
Dolan Co.*	3,720	33,443
Equifax, Inc.	14,331	440,535
Franklin Covey Co.*	1,443	10,967
FTI Consulting, Inc.*	5,236	192,737
GP Strategies Corp.*	1,227	12,258
Heidrick & Struggles International, Inc.	2,014	33,130
Hill International, Inc.*	2,975	13,923
Hudson Highland Group, Inc.*	3,883	13,280
Huron Consulting Group, Inc.*	201	6,257
ICF International, Inc.*	1,571	29,550
Kelly Services, Inc., Class A	3,269	37,267
Kforce, Inc.*	455	4,463
Korn/Ferry International*	5,507	67,130
Navigant Consulting, Inc.*	6,391	59,245
Odyssey Marine Exploration, Inc.*	5,889	14,487
On Assignment, Inc.*	4,015	28,386
Pendrell Corp.*	6,659	14,983
Resources Connection, Inc.	5,712	55,863
School Specialty, Inc.*	1,953	13,925
Towers Watson & Co., Class A	5,650	337,757
TrueBlue, Inc.*	1,981	22,445
VSE Corp.	486	12,578

		2,146,949

Road & Rail (0.6%)
Amerco, Inc.*	1,075	67,134
Arkansas Best Corp.	3,140	50,711
Canadian Pacific Railway Ltd.	25,802	1,240,818
Celadon Group, Inc.	1,000	8,880
Con-way, Inc.	6,222	137,693
Covenant Transportation Group, Inc., Class A*	844	3,081
Kansas City Southern*	3,417	170,713
Marten Transport Ltd.	1,633	28,153
Patriot Transportation Holding, Inc.*	710	14,349
Quality Distribution, Inc.*	1,220	10,943
RailAmerica, Inc.*	2,615	34,073
Roadrunner Transportation Systems, Inc.*	1,015	13,926
Ryder System, Inc.	6,376	239,164
Saia, Inc.*	2,029	21,345
Swift Transportation Co.*	6,951	44,764
Universal Truckload Services, Inc.	830	10,790
Werner Enterprises, Inc.	4,642	96,693
West Japan Railway Co. (ADR)	17,837	771,629
Zipcar, Inc.*	281	5,058

		2,969,917

Trading Companies & Distributors (0.1%)
Aceto Corp.	3,488	18,451
Air Lease Corp.*	4,302	82,598
Aircastle Ltd.	6,453	61,433

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
CAI International, Inc.*	112	$1,313
Essex Rental Corp.*	1,661	4,086
GATX Corp.	5,750	178,192
H&E Equipment Services, Inc.*	1,952	16,104
Interline Brands, Inc.*	3,776	48,597
Kaman Corp.	1,426	39,714
Lawson Products, Inc.	498	6,733
RSC Holdings, Inc.*	8,404	59,921
Rush Enterprises, Inc., Class A*	3,999	56,626
SeaCube Container Leasing Ltd.	1,332	16,157
Titan Machinery, Inc.*	1,286	23,019
United Rentals, Inc.*	5,506	92,721
WESCO International, Inc.*	2,852	95,685

		801,350

Transportation Infrastructure (0.0%)
Wesco Aircraft Holdings, Inc.*	1,606	17,554

Total Industrials		60,453,220

Information Technology (5.6%)
Communications Equipment (0.4%)
Anaren, Inc.*	1,650	31,597
Arris Group, Inc.*	15,380	158,414
Aviat Networks, Inc.*	7,730	18,166
Bel Fuse, Inc., Class B	1,317	20,532
BigBand Networks, Inc.*	5,138	6,577
Black Box Corp.	2,222	47,440
Blue Coat Systems, Inc.*	3,387	47,012
Brocade Communications Systems, Inc.*	58,706	253,610
Communications Systems, Inc.	737	9,581
Comtech Telecommunications Corp.	3,311	93,006
DG FastChannel, Inc.*	791	13,407
Digi International, Inc.*	2,726	29,986
EchoStar Corp., Class A*	4,726	106,855
Emcore Corp.*	10,711	10,604
Emulex Corp.*	10,962	70,157
Extreme Networks, Inc.*	8,546	22,647
Globecomm Systems, Inc.*	891	12,037
Harmonic, Inc.*	11,209	47,750
Infinera Corp.*	12,106	93,458
Juniper Networks, Inc.*	24,140	416,656
KVH Industries, Inc.*	1,671	13,218
Loral Space & Communications, Inc.*	1,243	62,274
Oclaro, Inc.*	6,257	22,775
Oplink Communications, Inc.*	1,555	23,543
Opnext, Inc.*	5,430	6,787
ORBCOMM, Inc.*	3,954	10,083
Plantronics, Inc.	4,366	124,213
Sonus Networks, Inc.*	24,136	52,375
Sycamore Networks, Inc.	2,447	44,168
Symmetricom, Inc.*	5,589	24,256
Tekelec*	7,598	45,892
Tellabs, Inc.	45,458	195,015
ViaSat, Inc.*	2,822	94,001
Westell Technologies, Inc., Class A*	6,318	13,647

		2,241,739

Computers & Peripherals (0.4%)
Avid Technology, Inc.*	3,624	28,050
Cray, Inc.*	4,394	23,332
Diebold, Inc.	8,095	222,693
Dot Hill Systems Corp.*	5,056	7,634
Electronics for Imaging, Inc.*	5,419	72,994
Fusion-io, Inc.*	984	18,696
Imation Corp.*	3,844	28,100
Immersion Corp.*	422	2,524
Intermec, Inc.*	7,316	47,700
Intevac, Inc.*	2,795	19,537
Lexmark International, Inc., Class A*	9,796	264,786
NCR Corp.*	4,209	71,090
Novatel Wireless, Inc.*	3,533	10,670
QLogic Corp.*	2,441	30,952
Quantum Corp.*	27,908	50,513
Rimage Corp.	1,298	16,420
Western Digital Corp.*	51,110	1,314,549
Xyratex Ltd.	3,810	35,319

		2,265,559

Electronic Equipment, Instruments & Components (1.3%)
Agilysys, Inc.*	2,260	16,114
Anixter International, Inc.	1,756	83,305
Arrow Electronics, Inc.*	12,253	340,388
Avnet, Inc.*	18,769	489,496
AVX Corp.	5,911	70,164
Benchmark Electronics, Inc.*	7,548	98,199
Brightpoint, Inc.*	4,784	44,061
Checkpoint Systems, Inc.*	4,969	67,479
Cognex Corp.	958	25,971
Coherent, Inc.*	902	38,750
CTS Corp.	4,219	34,300
Daktronics, Inc.	3,387	29,060
DDi Corp.	1,100	7,964
Electro Rent Corp.	1,372	18,947
Electro Scientific Industries, Inc.*	2,601	30,926
FEI Co.*	386	11,565
GSI Group, Inc.*	3,147	24,169
Identive Group, Inc.*	4,716	9,385
Ingram Micro, Inc., Class A*	138,809	2,238,989
Insight Enterprises, Inc.*	5,769	87,343
Itron, Inc.*	5,047	148,886
Jabil Circuit, Inc.	4,192	74,576
Kemet Corp.*	5,173	36,987
Littelfuse, Inc.	354	14,234
Mercury Computer Systems, Inc.*	3,786	43,539
Methode Electronics, Inc.	4,495	33,398
Molex, Inc.	16,778	341,768
Multi-Fineline Electronix, Inc.*	919	18,325
NeoPhotonics Corp.*	541	3,722
Newport Corp.*	3,237	34,992
OSI Systems, Inc.*	560	18,771
Park Electrochemical Corp.	2,518	53,810
PC Connection, Inc.*	1,251	9,983
Plexus Corp.*	448	10,134
Power-One, Inc.*	544	2,448
RadiSys Corp.*	2,278	13,941
Richardson Electronics Ltd.	1,729	23,532
Rofin-Sinar Technologies, Inc.*	1,881	36,115
Rogers Corp.*	1,326	51,886
Sanmina-SCI Corp.*	9,948	66,453
Scansource, Inc.*	2,894	85,547
SYNNEX Corp.*	3,110	81,482
Tech Data Corp.*	35,551	1,536,870
TTM Technologies, Inc.*	4,977	47,331
Viasystems Group, Inc.*	290	5,101
Vishay Intertechnology, Inc.*	17,670	147,721
Vishay Precision Group, Inc.*	1,506	19,849
X-Rite, Inc.*	3,544	13,219
Zygo Corp.*	1,763	20,380

		6,761,575

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Internet Software & Services (0.4%)
AOL, Inc.*	75,302	$903,624
Bankrate, Inc.*	505	7,681
Carbonite, Inc.*	290	3,492
DealerTrack Holdings, Inc.*	691	10,828
Digital River, Inc.*	4,351	90,196
EarthLink, Inc.	13,736	89,696
IAC/InterActiveCorp*	9,302	367,894
InfoSpace, Inc.*	4,008	33,507
Internap Network Services Corp.*	1,026	5,048
KIT Digital, Inc.*	4,775	40,110
Limelight Networks, Inc.*	1,335	3,151
Marchex, Inc., Class B	1,473	12,520
ModusLink Global Solutions, Inc.	5,669	19,785
Monster Worldwide, Inc.*	16,113	115,691
Openwave Systems, Inc.*	7,236	11,288
Perficient, Inc.*	1,039	7,605
QuinStreet, Inc.*	3,024	31,298
RealNetworks, Inc.	2,612	22,019
support.com, Inc.*	2,160	4,277
TechTarget, Inc.*	767	4,380
United Online, Inc.	11,000	57,530
XO Group, Inc.*	1,721	14,061
Zillow, Inc.*	269	7,357

		1,863,038

IT Services (1.8%)
Acxiom Corp.*	10,064	107,081
Booz Allen Hamilton Holding Corp.*	1,488	22,127
Broadridge Financial Solutions, Inc.	102,029	2,054,864
CACI International, Inc., Class A*	3,498	174,690
CIBER, Inc.*	7,813	23,673
Computer Sciences Corp.	68,022	1,826,391
Computer Task Group, Inc.*	504	5,630
Convergys Corp.*	13,073	122,625
CoreLogic, Inc.*	127,726	1,362,836
CSG Systems International, Inc.*	62,968	795,916
DST Systems, Inc.	3,713	162,741
Dynamics Research Corp.*	1,035	9,232
Euronet Worldwide, Inc.*	6,458	101,649
Genpact Ltd.*	3,525	50,725
Global Cash Access Holdings, Inc.*	3,359	8,599
Hackett Group, Inc.*	1,547	5,770
ManTech International Corp., Class A	2,886	90,563
MoneyGram International, Inc.*	1,237	2,882
NCI, Inc., Class A*	641	7,647
Ness Technologies, Inc.*	4,078	31,237
SAIC, Inc.*	174,908	2,065,664
Stream Global Services, Inc.*	1,055	2,173
Total System Services, Inc.	20,176	341,580
Unisys Corp.*	3,154	49,486

		9,425,781

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Analogic Technologies, Inc.*	4,168	18,047
Advanced Energy Industries, Inc.*	5,369	46,281
Alpha & Omega Semiconductor Ltd.*	1,777	14,589
Amkor Technology, Inc.*	13,045	56,876
ANADIGICS, Inc.*	8,271	17,865
Applied Micro Circuits Corp.*	1,194	6,412
Atmel Corp.*	3,635	29,335
ATMI, Inc.*	3,697	58,487
Axcelis Technologies, Inc.*	12,920	15,504
AXT, Inc.*	2,220	11,189
Brooks Automation, Inc.	8,156	66,471
Cabot Microelectronics Corp.*	2,280	78,409
Cohu, Inc.	3,120	30,826
Cree, Inc.*	12,805	332,674
CSR plc (ADR)*	919	11,930
Cymer, Inc.*	2,866	106,558
DSP Group, Inc.*	3,053	18,013
Entegris, Inc.*	11,317	72,203
Exar Corp.*	4,259	24,319
Fairchild Semiconductor International, Inc.*	15,865	171,342
FormFactor, Inc.*	6,313	39,330
Freescale Semiconductor Holdings I Ltd.*	2,035	22,446
FSI International, Inc.*	4,663	8,813
GSI Technology, Inc.*	2,392	11,769
Integrated Device Technology, Inc.*	6,765	34,840
Integrated Silicon Solution, Inc.*	3,240	25,304
International Rectifier Corp.*	8,699	161,975
Intersil Corp., Class A	7,916	81,456
IXYS Corp.*	1,100	11,968
KLA-Tencor Corp.	13,925	533,049
Kopin Corp.*	4,721	16,193
Kulicke & Soffa Industries, Inc.*	8,910	66,469
Lattice Semiconductor Corp.*	10,023	52,621
Linear Technology Corp.	56,425	1,560,151
LSI Corp.*	49,539	256,612
LTX-Credence Corp.*	2,808	14,854
MEMC Electronic Materials, Inc.*	11,806	61,863
Mindspeed Technologies, Inc.*	1,865	9,698
MIPS Technologies, Inc.*	1,921	9,298
MKS Instruments, Inc.	6,485	140,789
Monolithic Power Systems, Inc.*	855	8,704
Nanometrics, Inc.*	2,477	35,917
Novellus Systems, Inc.*	8,588	234,109
OmniVision Technologies, Inc.*	1,541	21,636
Pericom Semiconductor Corp.*	2,890	21,415
Photronics, Inc.*	7,218	35,946
PLX Technology, Inc.*	5,302	15,959
PMC-Sierra, Inc.*	27,500	164,450
RF Micro Devices, Inc.*	30,663	194,403
Rudolph Technologies, Inc.*	3,873	25,910
Sigma Designs, Inc.*	3,925	30,772
Silicon Image, Inc.*	2,170	12,738
Silicon Laboratories, Inc.*	584	19,570
Spansion, Inc., Class A*	6,220	76,008
Standard Microsystems Corp.*	2,833	54,960
SunPower Corp., Class A*	12,314	99,620
Supertex, Inc.*	1,343	23,234
Teradyne, Inc.*	23,041	253,681
Tessera Technologies, Inc.*	6,318	75,437
Veeco Instruments, Inc.*	1,533	37,405

		5,748,702

Software (0.2%)
Accelrys, Inc.*	6,790	41,147
Compuware Corp.*	7,335	56,186
Ebix, Inc.*	1,209	17,772
EPIQ Systems, Inc.	3,163	39,632
ePlus, Inc.*	497	12,261
Fair Isaac Corp.	2,116	46,192
JDA Software Group, Inc.*	4,313	101,097
Mentor Graphics Corp.*	6,718	64,627
Motricity, Inc.*	453	766
Progress Software Corp.*	3,382	59,354
Quest Software, Inc.*	5,283	83,894

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Renaissance Learning, Inc.	1,033	$17,334
Rosetta Stone, Inc.*	1,382	12,645
S1 Corp.*	5,666	51,957
SeaChange International, Inc.*	1,650	12,705
Smith Micro Software, Inc.*	4,449	6,763
SS&C Technologies Holdings, Inc.*	3,102	44,328
Synopsys, Inc.*	16,764	408,371
Tangoe, Inc.*	293	3,314
TeleCommunication Systems, Inc., Class A*	3,283	11,326
THQ, Inc.*	8,438	14,598

		1,106,269

Total Information Technology		29,412,663

Materials (6.2%)
Chemicals (1.2%)
A. Schulman, Inc.	3,675	62,438
American Vanguard Corp.	2,411	26,907
Arch Chemicals, Inc.	2,822	132,408
Ashland, Inc.	9,830	433,896
Cabot Corp.	8,147	201,883
Calgon Carbon Corp.*	1,428	20,806
Chase Corp.	660	7,095
Chemtura Corp.*	304,585	3,054,988
Cytec Industries, Inc.	6,131	215,443
Ferro Corp.*	10,735	66,020
FutureFuel Corp.	1,490	15,496
Georgia Gulf Corp.*	4,258	58,888
H.B. Fuller Co.	5,760	104,947
Huntsman Corp.	19,310	186,728
Innospec, Inc.*	296	7,166
Kraton Performance Polymers, Inc.*	495	8,009
Landec Corp.*	3,090	16,439
Minerals Technologies, Inc.	2,272	111,941
Nalco Holding Co.	1,929	67,476
NL Industries, Inc.	85	1,065
Olin Corp.	3,971	71,518
OM Group, Inc.*	3,903	101,361
PolyOne Corp.	3,249	34,797
Quaker Chemical Corp.	404	10,472
Rockwood Holdings, Inc.*	454	15,295
RPM International, Inc.	16,124	301,519
Scotts Miracle-Gro Co., Class A	758	33,807
Sensient Technologies Corp.	6,188	201,419
Spartech Corp.*	3,776	12,083
Stepan Co.	989	66,441
STR Holdings, Inc.*	3,752	30,429
TPC Group, Inc.*	563	11,305
Valspar Corp.	10,424	325,333
W.R. Grace & Co.*	935	31,136
Westlake Chemical Corp.	1,964	67,326
Zoltek Cos., Inc.*	3,528	22,685

		6,136,965

Construction Materials (0.0%)
Eagle Materials, Inc.	1,059	17,632
Headwaters, Inc.*	7,705	11,095
Martin Marietta Materials, Inc.	3,004	189,913
Texas Industries, Inc.	2,830	89,824
United States Lime & Minerals, Inc.*	200	7,980

		316,444

Containers & Packaging (0.4%)
AptarGroup, Inc.	8,331	372,146
Bemis Co., Inc.	12,877	377,425
Boise, Inc.	12,930	66,848
Graphic Packaging Holding Co.*	2,680	9,246
Greif, Inc., Class A	4,710	202,012
Myers Industries, Inc.	3,740	37,961
Packaging Corp. of America	1,265	29,474
Sealed Air Corp.	19,917	332,614
Sonoco Products Co.	12,364	349,036
Temple-Inland, Inc.	9,976	312,947

		2,089,709

Metals & Mining (3.7%)
A.M. Castle & Co.*	2,121	23,204
African Barrick Gold Ltd.	420,000	3,278,305
AK Steel Holding Corp.	11,004	71,966
Banro Corp.*	365,328	1,439,392
Century Aluminum Co.*	6,429	57,475
Coeur d’Alene Mines Corp.*	10,427	223,555
Commercial Metals Co.	14,306	136,050
Geovic Mining Corp.*	330,759	71,080
Gold Fields Ltd. (ADR)	134,518	2,060,816
Golden Minerals Co.*	218	1,622
Golden Star Resources Ltd.*	32,086	59,680
Handy & Harman Ltd.*	521	5,257
Haynes International, Inc.	346	15,034
Horsehead Holding Corp.*	5,191	38,517
Impala Platinum Holdings Ltd. (ADR)	29,361	593,092
Ivanhoe Mines Ltd.*	61,770	846,249
Jaguar Mining, Inc.*	10,519	49,439
Kaiser Aluminum Corp.	1,153	51,055
Kinross Gold Corp.	228,196	3,372,737
Materion Corp.*	2,347	53,230
Novagold Resources, Inc.*	248,823	1,604,908
Olympic Steel, Inc.	1,154	19,549
Polyus Gold International Ltd. (ADR)*	888,877	2,755,519
Reliance Steel & Aluminum Co.	7,946	270,243
Revett Minerals, Inc.*	1,233	4,759
RTI International Metals, Inc.*	3,270	76,256
Schnitzer Steel Industries, Inc., Class A	1,967	72,386
Silver Standard Resources, Inc.*	40,706	746,955
St. Barbara Ltd. (ADR)*	95,623	872,082
Steel Dynamics, Inc.	7,345	72,862
SunCoke Energy, Inc.*	294	3,234
Thompson Creek Metals Co., Inc.*	18,981	115,215
Titanium Metals Corp.	4,944	74,061
U.S. Energy Corp./Wyoming*	2,790	6,445
Universal Stainless & Alloy Products, Inc.*	887	22,548
Vista Gold Corp.*	7,299	24,379
Worthington Industries, Inc.	2,658	37,132

		19,226,288

Paper & Forest Products (0.9%)
AbitibiBowater, Inc.*	170,000	2,550,000
Buckeye Technologies, Inc.	4,970	119,827
Clearwater Paper Corp.*	2,840	96,503
Domtar Corp.	5,101	347,735
KapStone Paper and Packaging Corp.*	4,905	68,130
Louisiana-Pacific Corp.*	16,441	83,849
Neenah Paper, Inc.	953	13,514
P.H. Glatfelter Co.	52,095	688,175
Schweitzer-Mauduit International, Inc.	1,998	111,628
UPM-Kymmene OYJ (ADR)	41,269	470,054
Verso Paper Corp.*	1,642	2,742

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Wausau Paper Corp.	6,250	$39,938

		4,592,095

Total Materials		32,361,501

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.	4,435	29,094
Atlantic Tele-Network, Inc.	885	29,099
Cincinnati Bell, Inc.*	17,651	54,542
Consolidated Communications Holdings, Inc.	616	11,119
Fairpoint Communications, Inc.*	2,454	10,552
Global Crossing Ltd.*	1,431	34,215
Globalstar, Inc.*	12,099	4,948
IDT Corp., Class B	167	3,407
Iridium Communications, Inc.*	4,816	29,859
Level 3 Communications, Inc.*	211,635	315,336
Neutral Tandem, Inc.*	3,968	38,410
PAETEC Holding Corp.*	4,452	23,551
Premiere Global Services, Inc.*	6,464	41,499
SureWest Communications	1,539	16,113
TELUS Corp. (Non-Voting)	18,893	873,612
tw telecom, Inc.*	2,701	44,621
Vonage Holdings Corp.*	9,851	25,613

		1,585,590

Wireless Telecommunication Services (0.5%)
Clearwire Corp., Class A*	3,128	7,288
Leap Wireless International, Inc.*	6,063	41,835
SK Telecom Co., Ltd. (ADR)	96,790	1,361,835
Telephone & Data Systems, Inc.	11,267	239,424
Turkcell Iletisim Hizmetleri A/S (ADR)*	81,101	914,819
U.S. Cellular Corp.*	1,801	71,409
USA Mobility, Inc.	2,764	36,485

		2,673,095

Total Telecommunication Services		4,258,685

Utilities (4.7%)
Electric Utilities (1.7%)
Allete, Inc.	4,005	146,703
Centrais Eletricas Brasileiras S.A. (Preference) (ADR), Class B	74,976	876,469
Central Vermont Public Service Corp.	1,672	58,871
Cleco Corp.	29,940	1,022,152
DPL, Inc.	14,515	437,482
El Paso Electric Co.	5,284	169,564
Empire District Electric Co.	5,269	102,113
Federal Hydrogenerating Co. JSC (ADR)	243,544	813,437
Great Plains Energy, Inc.	16,766	323,584
Hawaiian Electric Industries, Inc.	11,716	284,465
IDACORP, Inc.	32,736	1,236,766
MGE Energy, Inc.	2,922	118,838
Northeast Utilities	21,897	736,834
NV Energy, Inc.	29,053	427,370
Otter Tail Corp.	4,140	75,762
Pepco Holdings, Inc.	27,857	527,054
Pinnacle West Capital Corp.	13,495	579,475
PNM Resources, Inc.	10,831	177,953
Portland General Electric Co.	9,444	223,728
UIL Holdings Corp.	6,349	209,073
UniSource Energy Corp.	4,604	166,158
Unitil Corp.	1,453	37,313
Westar Energy, Inc.	13,991	369,642

		9,120,806

Gas Utilities (1.0%)
AGL Resources, Inc.	9,499	386,989
Atmos Energy Corp.	11,139	361,460
Chesapeake Utilities Corp.	1,242	49,817
Laclede Group, Inc.	2,841	110,089
National Fuel Gas Co.	8,655	421,325
New Jersey Resources Corp.	5,116	217,788
Nicor, Inc.	5,600	308,056
Northwest Natural Gas Co.	3,376	148,882
Piedmont Natural Gas Co., Inc.	8,901	257,150
Questar Corp.	21,955	388,823
South Jersey Industries, Inc.	3,095	153,976
Southwest Gas Corp.	5,739	207,580
UGI Corp.	71,465	1,877,386
WGL Holdings, Inc.	6,345	247,899

		5,137,220

Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	7,758	110,086
Dynegy, Inc.*	12,893	53,119
GenOn Energy, Inc.*	94,039	261,428
Ormat Technologies, Inc.	2,218	35,666

		460,299

Multi-Utilities (1.6%)
Alliant Energy Corp.	13,720	530,690
Ameren Corp.	116,273	3,461,447
Avista Corp.	7,214	172,054
Black Hills Corp.	4,925	150,902
CH Energy Group, Inc.	1,959	102,201
CMS Energy Corp.	31,272	618,873
Integrys Energy Group, Inc.	9,680	470,642
MDU Resources Group, Inc.	23,344	447,971
NorthWestern Corp.	4,559	145,614
NSTAR	12,776	572,493
OGE Energy Corp.	12,112	578,832
SCANA Corp.	14,217	575,078
TECO Energy, Inc.	26,529	454,442
Vectren Corp.	10,101	273,535

		8,554,774

Water Utilities (0.3%)
American States Water Co.	2,410	81,771
American Water Works Co., Inc.	21,728	655,751
Aqua America, Inc.	15,445	333,149
Artesian Resources Corp., Class A	405	7,092
Cadiz, Inc.*	1,372	10,852
California Water Service Group	5,376	95,209
Connecticut Water Service, Inc.	1,197	29,949
Consolidated Water Co., Ltd.	2,014	15,870
Middlesex Water Co.	2,096	35,779
Pennichuck Corp.	195	5,456
SJW Corp.	1,871	40,732
York Water Co.	1,594	25,791

		1,337,401

Total Utilities		24,610,500

Total Common Stocks (73.9%) (Cost $437,464,063)		386,907,430

INVESTMENT COMPANY:
Investment Company (0.0%)
THL Credit, Inc. (Cost $13,409)	1,044	11,400

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Convertible Bonds (0.2%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
USEC, Inc.
3.000%, 10/1/14	$747,000	$394,042

Total Energy		394,042

Industrials (0.1%)
Airlines (0.1%)
JetBlue Airways Corp. Series B
6.750%, 10/15/39	507,000	593,824

Total Industrials		593,824

Total Convertible Bonds		987,866

Corporate Bonds (0.7%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Goodrich Petroleum Corp.
5.000%, 10/1/29	519,000	467,749

Total Energy		467,749

Financials (0.3%)
Insurance (0.3%)
Old Republic International Corp.
8.000%, 5/15/12	1,684,000	1,711,365

Total Financials		1,711,365

Information Technology (0.3%)
Communications Equipment (0.3%)
Alcatel-Lucent USA, Inc. Series B
2.875%, 6/15/25	1,807,000	1,669,216

Total Information Technology		1,669,216

Total Corporate Bonds		3,848,330

Total Long-Term Debt Securities (0.9%) (Cost $4,975,489)		4,836,196

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*† (Cost $—)	3,050	31

Total Investments (74.8%) (Cost $442,452,961)		391,755,057
Other Assets Less Liabilities (25.2%)		132,185,359

Net Assets (100%)		$523,940,416

*	Non-income producing.

†	Securities (totaling $14,161 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $14,130 or 0.0% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$120,078,984	$104,440,452	$224,519,436	$—	$94,966	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	74	December-11	$4,772,183	$4,747,100	$25,083
S&P MidCap 400 E-Mini Index	245	December-11	19,267,968	19,083,050	184,918

					$210,001

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$33,799,711	$—	$—	$33,799,711
Consumer Staples	31,886,890	—	—	31,886,890
Energy	45,903,513	—	14,130	45,917,643
Financials	98,092,140	—	—	98,092,140
Health Care	26,114,477	—	—	26,114,477
Industrials	60,453,220	—	—	60,453,220
Information Technology	29,412,663	—	—	29,412,663
Materials	29,083,196	3,278,305	—	32,361,501
Telecommunication Services	4,258,685	—	—	4,258,685
Utilities	24,610,500	—	—	24,610,500
Convertible Bonds
Energy	—	394,042	—	394,042
Industrials	—	593,824	—	593,824
Corporate Bonds
Energy	—	467,749	—	467,749
Financials	—	1,711,365	—	1,711,365
Information Technology	—	1,669,216	—	1,669,216
Futures	210,001	—	—	210,001
Investment Companies
Investment Companies	11,400	—	—	11,400
Rights
Information Technology	—	—	31	31

Total Assets	$383,836,396	$8,114,501	$14,161	$391,965,058

Total Liabilities	$—	$—	$—	$—

Total	$383,836,396	$8,114,501	$14,161	$391,965,058

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks-Energy	Investments in Rights-Information Technology	Investments in Corporate Bonds-Financials
Balance as of 12/31/10	$62,172	$—	$1,757
Total gains or losses (realized/unrealized) included in earnings	(48,042)	31	(672)
Purchases	—	—	—
Sales	—	—	(1,085)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 9/30/11	$14,130	$31	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 09/30/11.	$(48,042)	$31	$—

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$413,577,497
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$412,846,689

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,914,972
Aggregate gross unrealized depreciation	(81,392,962)

Net unrealized depreciation	$(57,477,990)

Federal income tax cost of investments	$449,233,047

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (1.5%)
Asset-Backed Securities (0.4%)
Aircraft Certificate Owner Trust,
Series 2003-1A D
6.455%, 9/20/22§		$815,342	$790,882
Series 2003-1A E
7.001%, 9/20/22§†		3,900,000	3,583,471
American Express Credit Account Master Trust,
Series 2009-1 A
1.579%, 12/15/14(l)		750,000	756,052
American Money Management Corp.,
Series 2006-6A A1A
0.537%, 5/3/18(l)§		992,718	943,333
Chase Issuance Trust,
Series 2009-A2 A2
1.779%, 4/15/14(l)		2,800,000	2,822,613
Continental Airlines, Inc.,
Series 1997-4A
6.900%, 1/2/18		104,834	106,930
Harvest CLO S.A.,
Series IX A1
2.228%, 3/29/17(l)	EUR	724,984	926,543

			9,929,824

Non-Agency CMO (1.1%)
Adjustable Rate Mortgage Trust,
Series 2005-5 2A1
2.871%, 9/25/35(l)		$941,203	668,490
Banc of America Funding Corp.,
Series 2004-A 1A3
4.674%, 9/20/34(l)		1,227,484	1,181,850
Banc of America Large Loan, Inc.,
Series 2009-UB1 A4A
5.691%, 6/24/50(l)§		500,000	542,091
Series 2010-HLTN
1.979%, 11/15/15(l)§		1,835,777	1,635,879
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-9 2A1
2.846%, 2/25/34(l)		575,479	476,170
Bear Stearns Alt-A Trust,
Series 2005-7 22A1
2.772%, 9/25/35(l)		639,508	431,893
Citigroup Commercial Mortgage Trust, Inc.,
Series 2008-C7 A3
6.274%, 12/10/49(l)		2,200,000	2,287,074
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-3 2A2A
2.701%, 8/25/35(l)		237,104	188,390
Commercial Mortgage Pass Through Certificates,
Series 2010-C1 A1
3.156%, 7/10/46§		2,161,276	2,184,214
Countrywide Alternative Loan Trust,
Series 2006-OA22 A1
0.395%, 2/25/47(l)		381,566	208,174
Credit Suisse Mortgage Capital Certificates,
Series 2010-RR1 2A
5.695%, 9/15/40(l)§		700,000	775,957
Series 2010-RR1 3A
5.801%, 6/10/49(l)§		700,000	772,454
Series 2010-RR7 2A
5.467%, 9/18/39(l)§		800,000	871,471
EMF-NL B.V.,
Series 2008-APRX A2
2.406%, 4/17/41(l)	EUR	1,000,000	1,018,317
Granite Master Issuer plc,
Series 2006-3 A7
0.331%, 12/20/54(l)		$269,996	254,471
Series 2006-4 A6
0.321%, 12/20/54(l)		719,990	678,591
Greenpoint Mortgage Funding Trust,
Series 2007-AR1 3A1
0.335%, 2/25/37(l)		50,068	43,867
Greenpoint Mortgage Pass-Through Certificates,
Series 2003-1 A1
2.810%, 10/25/33(l)		581,922	464,190
GS Mortgage Securities Corp. II,
Series 2010-C1 A2
4.592%, 8/10/43§		1,500,000	1,566,724
Harborview Mortgage Loan Trust,
Series 2006-12 2A2A
0.420%, 1/19/38(l)		341,373	211,454
MLCC Mortgage Investors, Inc.,
Series 2005-2 3A
1.222%, 10/25/35(l)		358,824	273,773
Morgan Stanley,
Series 2009-GG10 A4A
5.984%, 8/12/45(l)§		800,000	872,486
Morgan Stanley Capital I,
Series 1998-HF2 J
6.010%, 11/15/30§		3,000,000	3,036,568
OBP Depositor LLC Trust,
Series 2010-OBP A
4.646%, 7/15/45§		1,000,000	1,062,631
RBSCF Trust,
Series 2009-RR1 JPA
6.068%, 9/17/39(l)§		800,000	865,207
Series 2010-RR3 CSCA
5.467%, 9/16/39(l)§		800,000	865,640
Series 2010-RR3 JPMA
5.420%, 1/16/49(l)§		1,000,000	1,079,074
Series 2010-RR4 CMLA
6.214%, 12/16/49(l)§		500,000	552,180
Structured Asset Mortgage Investments, Inc.,
Series 2005-AR5 A1
0.480%, 7/19/35(l)		165,075	97,466
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28 A2
5.500%, 10/15/48		597,052	597,807
WaMu Mortgage Pass-Through Certificates,
Series 2002-AR9 1A
1.642%, 8/25/42(l)		67,074	54,723
Series 2005-AR17 A1A1
0.505%, 12/25/45(l)		300,089	229,014

			26,048,290

Total Asset-Backed and Mortgage-Backed Securities			35,978,114

Corporate Bonds (44.0%)
Consumer Discretionary (3.6%)
Auto Components (0.0%)
Johnson Controls, Inc.
1.750%, 3/1/14		300,000	302,346
5.000%, 3/30/20		250,000	275,820
4.250%, 3/1/21		60,000	62,950

			641,116

Automobiles (0.2%)
Chrysler Group LLC
6.000%, 6/2/17		2,250,000	1,969,688

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Chrysler Group LLC/CG Co.-Issuer, Inc.
8.250%, 6/15/21§		$2,150,000	$1,655,500
Daimler Finance N.A. LLC
6.500%, 11/15/13		800,000	878,332
Hyva Global B.V.
8.625%, 3/24/16§		850,000	671,500

			5,175,020

Distributors (0.1%)
American Tire Distributors, Inc.
9.750%, 6/1/17		1,650,000	1,633,500

Hotels, Restaurants & Leisure (0.7%)
Diamond Resorts Corp.
12.000%, 8/15/18		3,100,000	2,906,250
El Pollo Loco, Inc.
9.250%, 6/6/17		598,500	538,650
Greektown Superholdings, Inc.
Series A
13.000%, 7/1/15		1,200,000	1,212,000
Series B
13.000%, 7/1/15		975,000	984,750
Hyatt Hotels Corp.
3.875%, 8/15/16		100,000	99,675
5.375%, 8/15/21		100,000	102,616
International Game Technology
7.500%, 6/15/19		50,000	59,667
5.500%, 6/15/20		100,000	107,585
Landry’s Restaurants, Inc.
11.625%, 12/1/15		2,450,000	2,462,250
Marriott International, Inc.
5.625%, 2/15/13		400,000	415,769
McDonald’s Corp.
4.300%, 3/1/13		200,000	210,134
5.350%, 3/1/18		500,000	596,313
3.500%, 7/15/20		150,000	160,554
3.625%, 5/20/21		100,000	108,872
Roadhouse Financing, Inc.
10.750%, 10/15/17		1,650,000	1,530,375
Seven Seas Cruises S de RL LLC
9.125%, 5/15/19§		1,450,000	1,435,500
Starbucks Corp.
6.250%, 8/15/17		200,000	238,865
Travelport LLC/Travelport, Inc.
9.000%, 3/1/16		500,000	292,500
Wendy’s Co.
10.000%, 7/15/16		1,950,000	2,052,375
Yum! Brands, Inc.
4.250%, 9/15/15		400,000	429,278
5.300%, 9/15/19		100,000	112,921

			16,056,899

Household Durables (0.0%)
Newell Rubbermaid, Inc.
4.700%, 8/15/20		300,000	305,471
Tupperware Brands Corp.
4.750%, 6/1/21§		100,000	100,163
Whirlpool Corp.
5.500%, 3/1/13		200,000	209,070
8.600%, 5/1/14		35,000	39,920
4.850%, 6/15/21		100,000	100,469

			755,093

Internet & Catalog Retail (0.2%)
Affinion Group, Inc.
11.500%, 10/15/15		2,700,000	2,106,000
Catalina Marketing Corp.
10.500%, 10/1/15 PIK§		2,740,000	2,644,100
Expedia, Inc.
5.950%, 8/15/20		400,000	401,933

			5,152,033

Leisure Equipment & Products (0.0%)
Mattel, Inc.
5.625%, 3/15/13		200,000	212,176

Media (1.7%)
CBS Corp.
8.875%, 5/15/19		400,000	510,864
5.750%, 4/15/20		100,000	110,049
Charter Communications Operating LLC
2.260%, 3/6/14(l)§		29,965	29,459
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.
8.000%, 4/30/12		500,000	507,500
Clear Channel Worldwide Holdings, Inc.
9.250%, 12/15/17		1,000,000	1,020,063
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13		183,000	201,064
Comcast Corp.
6.500%, 1/15/15		1,000,000	1,139,719
5.900%, 3/15/16		400,000	457,626
6.500%, 1/15/17		500,000	587,258
5.700%, 7/1/19		100,000	116,580
5.150%, 3/1/20		500,000	564,348
COX Communications, Inc.
7.125%, 10/1/12		400,000	423,715
5.450%, 12/15/14		200,000	221,453
5.500%, 10/1/15		400,000	446,125
Crown Media Holdings, Inc.
10.500%, 7/15/19§		2,000,000	1,980,000
DCP LLC/DCP Corp.
10.750%, 8/15/15§		2,175,000	1,807,969
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
4.750%, 10/1/14		250,000	270,850
3.550%, 3/15/15		295,000	307,659
3.500%, 3/1/16		500,000	515,912
7.625%, 5/15/16		223,000	239,725
5.875%, 10/1/19		300,000	337,529
5.200%, 3/15/20		130,000	140,040
5.000%, 3/1/21		650,000	687,551
Discovery Communications LLC
3.700%, 6/1/15		150,000	157,869
5.050%, 6/1/20		500,000	546,558
DISH DBS Corp.
6.375%, 10/1/11		1,000,000	1,000,000
European Media Capital S.A.
10.000%, 2/1/15(b)§†		1,984,553	1,786,098
Good Sam Enterprises LLC
11.500%, 12/1/16		1,875,000	1,753,125
inVentiv Health, Inc.
10.000%, 8/15/18§		1,825,000	1,606,000
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17		1,916,000	192
MPL 2 Acquisition Canco, Inc.
9.875%, 8/15/18§		1,700,000	1,581,000
Nara Cable Funding Ltd.
8.875%, 12/1/18§	EUR	1,600,000	1,736,316
NBCUniversal Media LLC
3.650%, 4/30/15		$600,000	631,248
5.150%, 4/30/20		500,000	548,291
4.375%, 4/1/21		500,000	513,568
Network Communications, Inc.
8.600%, 1/14/20 PIK(b)§†		1,955,016	1,368,511

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
News America, Inc.
8.000%, 10/17/16		$400,000	$478,364
6.900%, 3/1/19		500,000	584,164
Omnicom Group, Inc.
5.900%, 4/15/16		400,000	442,907
6.250%, 7/15/19		200,000	229,407
4.450%, 8/15/20		35,000	35,310
ProQuest LLC/ProQuest Notes Co.
9.000%, 10/15/18§		2,650,000	2,431,375
Radio One, Inc.
7.500%, 3/7/16		1,122,188	1,050,648
15.000%, 5/24/16 PIK		1,542,121	1,380,198
Reed Elsevier Capital, Inc.
8.625%, 1/15/19		400,000	510,598
Thomson Reuters Corp.
6.500%, 7/15/18		500,000	593,161
4.700%, 10/15/19		50,000	54,247
Time Warner Cable, Inc.
6.200%, 7/1/13		1,250,000	1,350,341
3.500%, 2/1/15		100,000	103,984
5.850%, 5/1/17		400,000	444,465
8.250%, 4/1/19		700,000	876,558
5.000%, 2/1/20		575,000	610,812
Time Warner, Inc.
3.150%, 7/15/15		200,000	206,862
5.875%, 11/15/16		700,000	791,210
4.875%, 3/15/20		500,000	531,890
Viacom, Inc.
4.375%, 9/15/14		400,000	427,408
6.250%, 4/30/16		134,000	154,330
5.625%, 9/15/19		400,000	451,166
Walt Disney Co.
4.500%, 12/15/13		658,000	710,788
6.000%, 7/17/17		100,000	119,937
3.750%, 6/1/21		250,000	268,256
WPP Finance UK Corp.
5.875%, 6/15/14		400,000	432,361

			41,122,581

Multiline Retail (0.2%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14		1,350,000	1,080,000
Family Dollar Stores, Inc.
5.000%, 2/1/21		100,000	97,966
Kohl’s Corp.
6.250%, 12/15/17		200,000	237,255
Macy’s Retail Holdings, Inc.
5.875%, 1/15/13		94,000	98,017
5.750%, 7/15/14		160,000	170,894
5.900%, 12/1/16		500,000	548,762
Nordstrom, Inc.
6.750%, 6/1/14		100,000	113,005
4.750%, 5/1/20		150,000	164,617
Target Corp.
5.125%, 1/15/13		400,000	422,821
1.125%, 7/18/14		105,000	105,828
6.000%, 1/15/18		700,000	847,926

			3,887,091

Specialty Retail (0.4%)
Academy Ltd./Academy Finance Corp.
9.250%, 8/1/19§		2,000,000	1,860,000
AutoZone, Inc.
6.500%, 1/15/14		400,000	445,527
4.000%, 11/15/20		200,000	200,327
Burlington Coat Factory Warehouse Corp.
10.000%, 2/15/19§		2,500,000	2,125,000
Home Depot, Inc.
5.400%, 3/1/16		800,000	905,186
4.400%, 4/1/21		500,000	543,305
Lowe’s Cos., Inc.
2.125%, 4/15/16		400,000	405,663
4.625%, 4/15/20		250,000	275,852
O’Reilly Automotive, Inc.
4.875%, 1/14/21		100,000	103,671
4.625%, 9/15/21		150,000	151,487
Staples, Inc.
9.750%, 1/15/14		500,000	579,524
TJX Cos., Inc.
4.200%, 8/15/15		100,000	109,507
6.950%, 4/15/19		100,000	125,457
Toys R Us Property Co. I LLC
10.750%, 7/15/17		1,250,000	1,321,875
Toys R Us Property Co. II LLC
8.500%, 12/1/17		1,000,000	975,000

			10,127,381

Textiles, Apparel & Luxury Goods (0.1%)
Boardriders S.A.
8.875%, 12/15/17§	EUR	800,000	964,620
Cintas Corp. No. 2
2.850%, 6/1/16		$100,000	103,092
6.125%, 12/1/17		100,000	117,453

			1,185,165

Total Consumer Discretionary			85,948,055

Consumer Staples (2.9%)
Beverages (0.7%)
Anheuser-Busch Cos., Inc.
4.950%, 1/15/14		200,000	217,252
Anheuser-Busch InBev Worldwide, Inc.
3.000%, 10/15/12		725,000	740,059
1.088%, 3/26/13(l)		3,000,000	3,023,052
0.802%, 1/27/14(l)		2,200,000	2,216,559
5.375%, 11/15/14		325,000	363,156
4.125%, 1/15/15		125,000	135,463
2.875%, 2/15/16		545,000	570,677
7.750%, 1/15/19		500,000	649,344
5.375%, 1/15/20		575,000	669,925
4.375%, 2/15/21		430,000	475,047
Bottling Group LLC
6.950%, 3/15/14		300,000	343,061
Brown-Forman Corp.
2.500%, 1/15/16		100,000	102,668
Coca-Cola Co.
0.750%, 11/15/13		600,000	599,072
1.500%, 11/15/15		600,000	605,557
1.800%, 9/1/16§		400,000	401,156
3.150%, 11/15/20		400,000	412,875
Coca-Cola Enterprises, Inc.
2.000%, 8/19/16		100,000	99,778
3.500%, 9/15/20		300,000	308,172
3.250%, 8/19/21		100,000	100,510
Diageo Capital plc
5.750%, 10/23/17		600,000	700,849
Diageo Finance B.V.
5.500%, 4/1/13		400,000	426,942
3.250%, 1/15/15		150,000	156,998
Dr. Pepper Snapple Group, Inc.
6.120%, 5/1/13		100,000	107,306
2.900%, 1/15/16		400,000	413,052
Fortune Brands, Inc.
6.375%, 6/15/14		100,000	110,736

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.375%, 1/15/16	$63,000	$69,497
PepsiCo, Inc.
0.875%, 10/25/13	500,000	500,371
3.750%, 3/1/14	100,000	106,781
3.100%, 1/15/15	100,000	105,895
2.500%, 5/10/16	500,000	517,657
5.000%, 6/1/18	200,000	232,098
7.900%, 11/1/18	850,000	1,130,995
4.500%, 1/15/20	550,000	617,425

		17,229,985

Food & Staples Retailing (0.5%)
Costco Wholesale Corp.
5.500%, 3/15/17	400,000	473,052
CVS Caremark Corp.
3.250%, 5/18/15	500,000	526,223
5.750%, 6/1/17	200,000	229,549
6.600%, 3/15/19	300,000	364,910
4.750%, 5/18/20	150,000	164,216
CVS Pass-Through Trust
5.789%, 1/10/26§	2,329,681	2,561,667
7.507%, 1/10/32§	1,356,842	1,598,971
Kroger Co.
7.500%, 1/15/14	300,000	339,367
3.900%, 10/1/15	200,000	213,722
6.400%, 8/15/17	200,000	237,141
6.150%, 1/15/20	200,000	240,051
Safeway, Inc.
6.350%, 8/15/17	200,000	231,357
5.000%, 8/15/19	400,000	436,654
Walgreen Co.
4.875%, 8/1/13	200,000	214,879
5.250%, 1/15/19	150,000	177,528
Wal-Mart Stores, Inc.
4.550%, 5/1/13	400,000	424,895
1.625%, 4/15/14	1,000,000	1,021,413
2.875%, 4/1/15	800,000	844,102
5.800%, 2/15/18	800,000	971,228
3.250%, 10/25/20	800,000	828,741
Woolworths Ltd.
4.000%, 9/22/20§	700,000	727,926

		12,827,592

Food Products (0.7%)
Archer-Daniels-Midland Co.
4.479%, 3/1/21	500,000	561,159
Bunge Ltd. Finance Corp.
5.875%, 5/15/13	700,000	734,854
Campbell Soup Co.
3.375%, 8/15/14	100,000	106,375
3.050%, 7/15/17	200,000	211,423
4.250%, 4/15/21	250,000	275,119
ConAgra Foods, Inc.
7.000%, 4/15/19	250,000	301,073
Corn Products International, Inc.
3.200%, 11/1/15	100,000	102,506
General Mills, Inc.
5.250%, 8/15/13	500,000	539,137
5.200%, 3/17/15	200,000	224,229
5.650%, 2/15/19	300,000	355,237
H.J. Heinz Co.
5.350%, 7/15/13	200,000	215,459
Hershey Co.
5.000%, 4/1/13	1,000,000	1,059,672
Hormel Foods Corp.
4.125%, 4/15/21	100,000	110,326
Kellogg Co.
4.250%, 3/6/13	200,000	209,039
4.450%, 5/30/16	500,000	557,265
3.250%, 5/21/18	65,000	68,292
4.000%, 12/15/20	200,000	214,331
Kraft Foods, Inc.
2.625%, 5/8/13	500,000	510,368
6.750%, 2/19/14	2,900,000	3,237,285
4.125%, 2/9/16	600,000	638,919
6.125%, 2/1/18	550,000	645,585
6.125%, 8/23/18	250,000	294,710
5.375%, 2/10/20	800,000	905,377
McCormick & Co., Inc.
3.900%, 7/15/21	100,000	107,169
Mead Johnson Nutrition Co.
3.500%, 11/1/14	50,000	52,423
4.900%, 11/1/19	250,000	279,679
Sara Lee Corp.
2.750%, 9/15/15	300,000	301,696
Tyson Foods, Inc.
10.500%, 3/1/14	400,000	462,000
Viskase Cos., Inc.
9.875%, 1/15/18§	2,400,000	2,424,000

		15,704,707

Household Products (0.6%)
Amscan Holdings, Inc.
8.750%, 5/1/14	1,000,000	982,500
Armored Autogroup, Inc.
9.250%, 11/1/18§	2,000,000	1,605,000
Clorox Co.
5.000%, 3/1/13	300,000	315,605
3.550%, 11/1/15	300,000	312,144
Colgate-Palmolive Co.
3.150%, 8/5/15	400,000	428,459
Diversey Holdings, Inc.
10.500%, 5/15/20	2,414,713	3,072,722
Energizer Holdings, Inc.
4.700%, 5/19/21§	150,000	160,440
Kimberly-Clark Corp.
6.125%, 8/1/17	400,000	479,342
7.500%, 11/1/18	200,000	264,176
3.875%, 3/1/21	100,000	109,892
Procter & Gamble Co.
3.500%, 2/15/15	300,000	322,373
4.850%, 12/15/15	200,000	227,793
4.700%, 2/15/19	400,000	469,150
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer S.A.
7.875%, 8/15/19§	1,075,000	1,037,375
9.875%, 8/15/19§	2,600,000	2,288,000
Spectrum Brands Holdings, Inc.
9.500%, 6/15/18	850,000	905,250
12.000%, 8/28/19 PIK	1,976,000	2,139,020

		15,119,241

Personal Products (0.0%)
Avon Products, Inc.
5.625%, 3/1/14	300,000	322,710

Tobacco (0.4%)
Altria Group, Inc.
7.750%, 2/6/14	500,000	569,548
4.125%, 9/11/15	700,000	749,188
9.700%, 11/10/18	500,000	662,595
9.250%, 8/6/19	600,000	786,482
4.750%, 5/5/21	325,000	336,170

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Lorillard Tobacco Co.
3.500%, 8/4/16	$85,000	$85,117
8.125%, 6/23/19	165,000	193,299
6.875%, 5/1/20	200,000	221,785
Philip Morris International, Inc.
4.875%, 5/16/13	400,000	424,390
6.875%, 3/17/14	500,000	567,414
2.500%, 5/16/16	250,000	257,735
5.650%, 5/16/18	500,000	590,837
4.500%, 3/26/20	100,000	111,246
Reynolds American, Inc.
7.250%, 6/1/13	200,000	218,197
7.625%, 6/1/16	400,000	478,880
Vector Group Ltd.
11.000%, 8/15/15	2,000,000	2,011,250

		8,264,133

Total Consumer Staples		69,468,368

Energy (3.4%)
Energy Equipment & Services (0.3%)
American Petroleum Tankers Parent LLC/AP Tankers Co.
10.250%, 5/1/15	747,000	737,663
Cameron International Corp.
6.375%, 7/15/18	100,000	117,550
4.500%, 6/1/21	100,000	104,966
Cie Generale de Geophysique - Veritas
6.500%, 6/1/21§	2,150,000	1,935,000
Diamond Offshore Drilling, Inc.
5.875%, 5/1/19	165,000	191,126
Ensco plc
3.250%, 3/15/16	200,000	203,081
4.700%, 3/15/21	300,000	305,771
Forbes Energy Services Ltd.
9.000%, 6/15/19§	1,800,000	1,665,000
Halliburton Co.
6.150%, 9/15/19	100,000	121,110
Rowan Cos., Inc.
7.875%, 8/1/19	65,000	76,747
Transocean, Inc.
4.950%, 11/15/15	400,000	421,263
6.000%, 3/15/18	250,000	266,196
6.500%, 11/15/20	400,000	436,479
Weatherford International Ltd.
6.000%, 3/15/18	200,000	221,229
9.625%, 3/1/19	500,000	646,007

		7,449,188

Oil, Gas & Consumable Fuels (3.1%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	400,000	437,520
6.375%, 9/15/17	250,000	280,456
8.700%, 3/15/19	400,000	504,451
Apache Corp.
5.250%, 4/15/13	100,000	106,450
6.000%, 9/15/13	965,000	1,055,829
5.625%, 1/15/17	400,000	471,437
BG Energy Capital plc
2.500%, 12/9/15§	1,700,000	1,734,019
Bill Barrett Corp.
7.625%, 10/1/19	1,350,000	1,326,375
Buckeye Partners LP
5.500%, 8/15/19	75,000	82,107
4.875%, 2/1/21	200,000	205,985
Canadian Natural Resources Ltd.
4.900%, 12/1/14	200,000	217,851
5.700%, 5/15/17	200,000	228,377
5.900%, 2/1/18	200,000	234,070
Cenovus Energy, Inc.
4.500%, 9/15/14	100,000	107,804
5.700%, 10/15/19	450,000	519,510
Chevron Corp.
3.950%, 3/3/14	800,000	861,691
ConocoPhillips
4.750%, 2/1/14	1,200,000	1,305,807
5.750%, 2/1/19	400,000	478,257
6.000%, 1/15/20	300,000	367,296
Devon Energy Corp.
2.400%, 7/15/16	350,000	354,699
4.000%, 7/15/21	350,000	364,704
Enbridge Energy Partners LP
9.875%, 3/1/19	200,000	265,149
5.200%, 3/15/20	100,000	106,401
4.200%, 9/15/21	250,000	247,232
Enbridge, Inc.
5.600%, 4/1/17	200,000	224,008
EnCana Corp.
5.900%, 12/1/17	100,000	113,787
6.500%, 5/15/19	200,000	239,364
EnCana Holdings Finance Corp.
5.800%, 5/1/14	200,000	218,969
Energy Transfer Partners LP
6.000%, 7/1/13	400,000	423,070
8.500%, 4/15/14	1,500,000	1,701,955
9.000%, 4/15/19	500,000	602,292
Energy XXI Gulf Coast, Inc.
9.250%, 12/15/17	2,625,000	2,559,375
Enterprise Products Operating LLC
9.750%, 1/31/14	400,000	468,061
3.200%, 2/1/16	100,000	102,156
6.300%, 9/15/17	300,000	348,248
5.250%, 1/31/20	200,000	219,790
5.200%, 9/1/20	200,000	219,901
Series M
5.650%, 4/1/13	300,000	317,330
EOG Resources, Inc.
2.950%, 6/1/15	400,000	419,852
5.625%, 6/1/19	300,000	355,117
4.100%, 2/1/21	400,000	427,872
EQT Corp.
8.125%, 6/1/19	350,000	424,340
Gaz Capital S.A. for Gazprom OAO
6.510%, 3/7/22(m)§	1,200,000	1,176,000
Gazprom S.A. (Gaz Capital S.A.)
5.092%, 11/29/15§	400,000	392,000
8.625%, 4/28/34(m)	500,000	575,000
General Maritime Corp.
12.000%, 11/15/17	1,800,000	643,500
Hess Corp.
8.125%, 2/15/19	250,000	322,228
Husky Energy, Inc.
5.900%, 6/15/14	105,000	115,199
7.250%, 12/15/19	265,000	324,691
Kinder Morgan Energy Partners LP
5.850%, 9/15/12	1,200,000	1,248,746
5.000%, 12/15/13	150,000	160,769
5.625%, 2/15/15	450,000	498,609
6.000%, 2/1/17	150,000	169,863
5.950%, 2/15/18	200,000	227,619
9.000%, 2/1/19	1,550,000	1,979,962
6.850%, 2/15/20	730,000	861,890

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
5.300%, 9/15/20	$150,000	$162,566
Linn Energy LLC/Linn Energy Finance Corp.
8.625%, 4/15/20	775,000	798,250
Magellan Midstream Partners LP
6.550%, 7/15/19	1,700,000	2,008,614
4.250%, 2/1/21	200,000	206,556
Marathon Oil Corp.
5.900%, 3/15/18	123,000	143,304
Marathon Petroleum Corp.
3.500%, 3/1/16§	450,000	463,943
5.125%, 3/1/21§	450,000	468,622
McMoRan Exploration Co.
11.875%, 11/15/14	1,950,000	2,008,500
Nabors Industries, Inc.
9.250%, 1/15/19	300,000	379,504
Nexen, Inc.
6.200%, 7/30/19	250,000	285,197
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC
8.875%, 3/15/18	1,175,000	1,163,250
Noble Energy, Inc.
8.250%, 3/1/19	200,000	262,594
Noble Holding International Ltd.
3.050%, 3/1/16	400,000	411,682
4.900%, 8/1/20	200,000	215,138
NuStar Logistics LP
4.800%, 9/1/20	150,000	157,443
Occidental Petroleum Corp.
2.500%, 2/1/16	100,000	104,178
4.125%, 6/1/16	150,000	166,582
1.750%, 2/15/17	100,000	99,248
4.100%, 2/1/21	400,000	433,910
ONEOK Partners LP
3.250%, 2/1/16	100,000	101,622
8.625%, 3/1/19	300,000	386,419
Petrobras International Finance Co.
3.875%, 1/27/16	1,000,000	992,000
5.875%, 3/1/18	900,000	937,233
7.875%, 3/15/19	650,000	754,000
5.750%, 1/20/20	400,000	415,200
5.375%, 1/27/21	500,000	505,500
Petrohawk Energy Corp.
6.250%, 6/1/19	250,000	283,750
Petroleos Mexicanos
4.875%, 3/15/15	1,050,000	1,099,875
8.000%, 5/3/19	500,000	610,000
6.000%, 3/5/20	500,000	547,000
5.500%, 1/21/21	1,900,000	1,995,000
Plains All American Pipeline LP
3.950%, 9/15/15	400,000	420,914
8.750%, 5/1/19	500,000	638,089
Shell International Finance B.V.
1.875%, 3/25/13	1,700,000	1,734,899
4.000%, 3/21/14	1,200,000	1,293,455
3.100%, 6/28/15	1,800,000	1,910,959
4.300%, 9/22/19	350,000	393,139
4.375%, 3/25/20	650,000	729,966
Spectra Energy Capital LLC
6.200%, 4/15/18	500,000	564,846
8.000%, 10/1/19	100,000	125,657
Statoil ASA
2.900%, 10/15/14	400,000	420,917
3.125%, 8/17/17	1,000,000	1,059,235
5.250%, 4/15/19	600,000	707,707
Stone Energy Corp.
8.625%, 2/1/17	2,150,000	2,021,000
Suncor Energy, Inc.
6.100%, 6/1/18	550,000	641,391
Talisman Energy, Inc.
7.750%, 6/1/19	400,000	491,288
Total Capital Canada Ltd.
1.625%, 1/28/14	450,000	457,889
Total Capital S.A.
3.125%, 10/2/15	350,000	371,565
4.450%, 6/24/20	2,100,000	2,347,737
4.125%, 1/28/21	200,000	217,683
TransCanada PipeLines Ltd.
3.400%, 6/1/15	400,000	424,318
7.125%, 1/15/19	550,000	698,217
3.800%, 10/1/20	2,700,000	2,847,712
6.350%, 5/15/67(l)	400,000	398,282
Valero Energy Corp.
4.750%, 6/15/13	100,000	105,322
4.500%, 2/1/15	45,000	48,047
9.375%, 3/15/19	200,000	256,295
6.125%, 2/1/20	65,000	72,126
Venoco, Inc.
8.875%, 2/15/19	1,825,000	1,569,500
W&T Offshore, Inc.
8.500%, 6/15/19§	1,925,000	1,867,250
Williams Partners LP
3.800%, 2/15/15	100,000	104,335
5.250%, 3/15/20	500,000	537,798
XTO Energy, Inc.
6.250%, 4/15/13	983,000	1,064,726
6.250%, 8/1/17	500,000	614,743

		75,668,727

Total Energy		83,117,915

Financials (19.2%)
Capital Markets (2.8%)
Ameriprise Financial, Inc.
5.650%, 11/15/15	200,000	225,815
7.300%, 6/28/19	145,000	177,966
5.300%, 3/15/20	200,000	221,067
Bank of New York Mellon Corp.
4.950%, 11/1/12	400,000	417,228
5.125%, 8/27/13	300,000	322,903
1.500%, 1/31/14	150,000	151,206
4.300%, 5/15/14	500,000	539,480
2.500%, 1/15/16	500,000	510,028
4.150%, 2/1/21	400,000	424,175
3.550%, 9/23/21	250,000	249,207
Bear Stearns Cos. LLC
5.700%, 11/15/14	200,000	215,684
6.400%, 10/2/17	250,000	283,850
7.250%, 2/1/18	300,000	353,637
BlackRock, Inc.
3.500%, 12/10/14	400,000	425,033
5.000%, 12/10/19	400,000	438,525
Charles Schwab Corp.
4.950%, 6/1/14	300,000	327,843
4.450%, 7/22/20	200,000	210,736
Deutsche Bank AG/London
5.375%, 10/12/12	100,000	103,128
2.375%, 1/11/13	2,050,000	2,035,830
4.875%, 5/20/13	400,000	413,380
3.450%, 3/30/15	200,000	199,037
6.000%, 9/1/17	500,000	550,790

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Eaton Vance Corp.
6.500%, 10/2/17		$200,000	$228,141
Franklin Resources, Inc.
3.125%, 5/20/15		100,000	103,247
Goldman Sachs Group, Inc.
5.450%, 11/1/12		1,000,000	1,030,848
5.250%, 4/1/13		1,000,000	1,032,462
5.250%, 10/15/13		500,000	519,525
5.150%, 1/15/14		300,000	310,611
6.000%, 5/1/14		1,500,000	1,588,095
3.700%, 8/1/15		2,000,000	1,958,164
5.350%, 1/15/16		1,000,000	1,034,714
0.805%, 3/22/16(l)		3,700,000	3,173,094
5.625%, 1/15/17		500,000	485,033
6.250%, 9/1/17		1,300,000	1,353,962
5.950%, 1/18/18		800,000	823,629
6.150%, 4/1/18		2,000,000	2,072,552
5.375%, 3/15/20		1,000,000	993,075
5.250%, 7/27/21		675,000	665,898
Jefferies Group, Inc.
5.125%, 4/13/18		400,000	374,602
8.500%, 7/15/19		350,000	389,263
Macquarie Bank Ltd.
2.600%, 1/20/12§		2,900,000	2,917,876
3.300%, 7/17/14§		3,000,000	3,202,647
Merrill Lynch & Co., Inc.
0.561%, 6/5/12(l)		4,000,000	3,845,084
6.150%, 4/25/13		1,500,000	1,500,722
5.000%, 2/3/14		100,000	98,001
4.875%, 5/30/14	EUR	1,600,000	2,038,594
2.054%, 7/22/14(l)		400,000	463,825
0.709%, 1/15/15(l)		$1,000,000	834,922
6.050%, 5/16/16		1,000,000	899,935
5.700%, 5/2/17		1,000,000	891,969
6.875%, 4/25/18		2,500,000	2,500,897
Morgan Stanley
5.327%, 8/8/12(l)	AUD	2,100,000	1,994,597
5.300%, 3/1/13		$1,000,000	1,008,350
2.786%, 5/14/13(l)		1,400,000	1,353,761
4.750%, 4/1/14		1,400,000	1,330,447
6.000%, 5/13/14		4,000,000	4,050,760
2.875%, 7/28/14		60,000	57,176
4.100%, 1/26/15		250,000	238,380
6.000%, 4/28/15		300,000	298,583
5.375%, 10/15/15		1,000,000	992,038
5.750%, 10/18/16		500,000	493,599
5.450%, 1/9/17		400,000	385,831
5.550%, 4/27/17		1,000,000	963,049
6.250%, 8/28/17		1,000,000	987,449
5.950%, 12/28/17		1,500,000	1,454,528
6.625%, 4/1/18		600,000	595,237
7.300%, 5/13/19		1,000,000	1,030,525
5.625%, 9/23/19		500,000	469,036
5.500%, 1/26/20		500,000	458,962
5.750%, 1/25/21		300,000	276,020
5.500%, 7/28/21		120,000	111,151
Nomura Holdings, Inc.
5.000%, 3/4/15		250,000	261,977
4.125%, 1/19/16		400,000	405,905
6.700%, 3/4/20		150,000	168,669
Northern Trust Corp.
4.625%, 5/1/14		140,000	150,931
3.450%, 11/4/20		150,000	153,790
Raymond James Financial, Inc.
4.250%, 4/15/16		100,000	101,033
8.600%, 8/15/19		250,000	298,405
SteelRiver Transmission Co. LLC
4.710%, 6/30/17(b)§		1,140,929	1,178,819
TD Ameritrade Holding Corp.
4.150%, 12/1/14		200,000	212,400
5.600%, 12/1/19		200,000	215,887

			67,825,230

Commercial Banks (6.7%)
American Express Bank FSB
5.500%, 4/16/13		500,000	527,849
American Express Centurion Bank
5.550%, 10/17/12		3,400,000	3,543,120
6.000%, 9/13/17		500,000	561,137
Banco do Brasil S.A.
4.500%, 1/22/15§		1,600,000	1,633,920
Banco Santander Brazil S.A./Cayman Islands
(Zero Coupon), 12/29/11§		1,800,000	1,791,900
Banco Santander S.A./Chile
1.501%, 4/20/12(l)§		1,600,000	1,601,123
1.850%, 1/19/16(l)§		3,100,000	2,790,000
Bancolombia S.A.
4.250%, 1/12/16§		200,000	196,000
Bank of Montreal
2.125%, 6/28/13		200,000	204,461
1.750%, 4/29/14		150,000	151,858
Bank of Nova Scotia
2.250%, 1/22/13		100,000	101,888
2.375%, 12/17/13		1,150,000	1,182,180
3.400%, 1/22/15		200,000	210,472
2.900%, 3/29/16		500,000	519,903
Barclays Bank plc
2.375%, 1/13/14		500,000	489,000
3.900%, 4/7/15		300,000	294,717
5.000%, 9/22/16		500,000	501,122
6.750%, 5/22/19		500,000	540,175
5.125%, 1/8/20		800,000	783,969
5.140%, 10/14/20		250,000	202,734
BB&T Corp.
4.750%, 10/1/12		300,000	309,171
3.375%, 9/25/13		200,000	207,205
2.050%, 4/28/14		200,000	202,093
3.200%, 3/15/16		500,000	510,684
3.950%, 4/29/16		150,000	158,611
6.850%, 4/30/19		350,000	432,666
BBVA Senior Finance S.A. Unipersonal
3.250%, 5/16/14		250,000	234,283
BNP Paribas
3.250%, 3/11/15		1,000,000	971,830
5.000%, 1/15/21		800,000	783,212
BNP Paribas/BNP Paribas U.S.
2.125%, 12/21/12		200,000	196,986
Canadian Imperial Bank of Commerce
2.000%, 2/4/13§		2,900,000	2,943,088
1.450%, 9/13/13		500,000	502,925
Citibank N.A.
1.750%, 12/28/12		500,000	508,686
Comerica Bank
5.750%, 11/21/16		500,000	557,382
Commonwealth Bank of Australia
0.717%, 12/10/12(l)§		2,900,000	2,910,533
0.666%, 7/12/13(l)§		2,900,000	2,898,550
2.900%, 9/17/14§		1,000,000	1,054,776
Credit Suisse AG/New York
5.000%, 5/15/13		1,300,000	1,343,586
2.200%, 1/14/14		100,000	99,111

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
5.500%, 5/1/14		$500,000	$528,573
3.500%, 3/23/15		1,000,000	1,000,055
6.000%, 2/15/18		500,000	507,389
5.400%, 1/14/20		750,000	720,532
4.375%, 8/5/20		800,000	774,142
Dexia Credit Local S.A.
0.733%, 4/29/14(l)§		3,300,000	3,107,857
Dexia Credit Local S.A./New York
0.731%, 3/5/13(l)§		3,000,000	2,992,122
Discover Bank/Delaware
7.000%, 4/15/20		300,000	317,984
Fifth Third Bancorp
3.625%, 1/25/16		800,000	813,289
5.450%, 1/15/17		200,000	212,606
Fifth Third Capital Trust IV
6.500%, 4/15/37(l)		200,000	190,020
First Horizon National Corp.
5.375%, 12/15/15		200,000	202,429
Groupe BPCE
2.375%, 10/4/13§		3,500,000	3,406,130
HSBC Bank USA/New York
4.625%, 4/1/14		400,000	409,599
4.875%, 8/24/20		250,000	234,466
HSBC Holdings plc
5.250%, 12/12/12		255,000	262,972
5.100%, 4/5/21		500,000	514,875
HSBC USA, Inc.
5.000%, 9/27/20		300,000	283,824
ICICI Bank Ltd./Bahrain
6.625%, 10/3/12§		450,000	461,025
JPMorgan Chase Bank N.A.
6.000%, 10/1/17		950,000	998,740
KeyBank N.A./Ohio
7.413%, 5/6/15		350,000	383,531
KeyCorp
6.500%, 5/14/13		100,000	106,667
5.100%, 3/24/21		500,000	504,552
Kreditanstalt fuer Wiederaufbau
1.875%, 1/14/13		1,850,000	1,881,476
3.250%, 3/15/13		2,250,000	2,337,597
4.000%, 10/15/13		400,000	427,003
1.375%, 1/13/14		1,200,000	1,218,551
3.500%, 3/10/14		1,500,000	1,602,242
2.625%, 3/3/15		900,000	952,096
1.250%, 10/26/15		1,000,000	1,005,932
2.625%, 2/16/16		2,050,000	2,180,306
5.125%, 3/14/16		1,000,000	1,172,348
4.500%, 7/16/18		900,000	1,057,389
4.875%, 6/17/19		400,000	480,826
4.000%, 1/27/20		1,650,000	1,884,209
2.750%, 9/8/20		800,000	829,021
6.250%, 5/19/21	AUD	2,200,000	2,286,680
Landwirtschaftliche Rentenbank
3.250%, 3/15/13		$1,000,000	1,037,602
3.125%, 7/15/15		800,000	859,222
2.500%, 2/15/16		800,000	842,474
5.125%, 2/1/17		500,000	590,090
Lloyds TSB Bank plc
1.246%, 4/2/12(l)§		2,700,000	2,712,458
2.603%, 1/24/14(l)		4,800,000	4,672,440
4.875%, 1/21/16		500,000	492,873
6.375%, 1/21/21		500,000	492,963
M&I Marshall & Ilsley Bank
4.850%, 6/16/15		200,000	216,950
Mellon Funding Corp.
5.000%, 12/1/14		400,000	429,418
NIBC Bank N.V.
2.800%, 12/2/14§		1,000,000	1,047,591
Nordea Bank AB
1.149%, 1/14/14(l)§		3,200,000	3,215,027
Oesterreichische Kontrollbank AG
1.750%, 3/11/13		1,000,000	1,016,126
1.375%, 1/21/14		500,000	507,134
4.875%, 2/16/16		800,000	919,370
PNC Funding Corp.
3.000%, 5/19/14		300,000	309,895
3.625%, 2/8/15		900,000	944,110
2.700%, 9/19/16		250,000	250,021
5.625%, 2/1/17		600,000	651,437
5.125%, 2/8/20		500,000	553,435
4.375%, 8/11/20		150,000	155,533
Rabobank Nederland N.V.
0.421%, 10/11/12(l)		2,900,000	2,881,376
1.850%, 1/10/14		800,000	808,811
2.125%, 10/13/15		200,000	199,594
Royal Bank of Canada
2.100%, 7/29/13		550,000	564,034
2.625%, 12/15/15		300,000	310,223
2.300%, 7/20/16		675,000	682,407
Royal Bank of Scotland Group plc
0.579%, 3/30/12(l)§		3,500,000	3,501,988
0.981%, 5/11/12(l)§		3,000,000	3,010,671
5.000%, 10/1/14		700,000	651,819
4.875%, 3/16/15		500,000	489,557
6.400%, 10/21/19		300,000	286,788
Royal Bank of Scotland plc
0.902%, 12/2/11(l)		1,700,000	1,701,615
2.723%, 8/23/13(l)		2,000,000	1,993,254
3.950%, 9/21/15		500,000	470,230
4.375%, 3/16/16		350,000	334,669
5.625%, 8/24/20		500,000	482,925
6.125%, 1/11/21		300,000	296,570
Sovereign Bank/Pennsylvania
8.750%, 5/30/18		200,000	232,966
Sparebanken 1 Boligkredit
1.250%, 10/25/13§		2,300,000	2,310,074
SunTrust Banks, Inc.
3.600%, 4/15/16		200,000	202,772
SunTrust Banks, Inc./Georgia
5.000%, 9/1/15		77,000	81,763
7.250%, 3/15/18		400,000	465,107
Svenska Handelsbanken AB
3.125%, 7/12/16		300,000	301,673
Swedbank AB
2.800%, 2/10/12§		2,800,000	2,822,952
2.900%, 1/14/13§		3,000,000	3,092,274
Toronto-Dominion Bank
2.200%, 7/29/15§		1,800,000	1,856,057
2.500%, 7/14/16		500,000	513,210
U.S. Bancorp
1.375%, 9/13/13		300,000	301,843
4.200%, 5/15/14		500,000	536,593
3.150%, 3/4/15		300,000	313,087
2.450%, 7/27/15		400,000	410,454
3.442%, 2/1/16		150,000	152,250
U.S. Bank N.A./Ohio
6.300%, 2/4/14		300,000	329,452
4.950%, 10/30/14		200,000	217,677
4.800%, 4/15/15		100,000	109,319

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
UBS AG/Connecticut
1.403%, 2/23/12(l)	$300,000	$300,791
2.250%, 8/12/13	250,000	245,518
1.253%, 1/28/14(l)	100,000	98,752
2.250%, 1/28/14	4,800,000	4,677,422
3.875%, 1/15/15	800,000	796,631
5.875%, 7/15/16	400,000	411,972
5.875%, 12/20/17	750,000	771,774
5.750%, 4/25/18	400,000	411,449
4.875%, 8/4/20	300,000	288,868
UFJ Finance Aruba AEC
6.750%, 7/15/13	300,000	322,380
Union Bank N.A.
2.125%, 12/16/13	350,000	353,161
Wachovia Bank N.A.
4.875%, 2/1/15	400,000	421,095
6.000%, 11/15/17	500,000	554,060
Wachovia Corp.
0.476%, 3/1/12(l)	1,400,000	1,401,903
2.024%, 5/1/13(l)	2,900,000	2,944,872
5.250%, 8/1/14	750,000	786,836
5.625%, 10/15/16	350,000	378,347
5.750%, 2/1/18	700,000	788,682
Wells Fargo & Co.
5.250%, 10/23/12	1,000,000	1,042,465
4.375%, 1/31/13	1,000,000	1,037,617
4.950%, 10/16/13	400,000	422,756
3.750%, 10/1/14	500,000	527,978
3.625%, 4/15/15	200,000	208,252
5.125%, 9/15/16	250,000	265,516
5.625%, 12/11/17	650,000	735,114
4.600%, 4/1/21	500,000	534,453
Wells Fargo Bank N.A.
4.750%, 2/9/15	300,000	312,612
5.750%, 5/16/16	850,000	916,223
Wells Fargo Capital XIII
7.700%, 12/29/49(l)§	500,000	500,000
Wells Fargo Capital XV
9.750%, 9/29/49(l)	250,000	248,625
Westpac Banking Corp.
2.250%, 11/19/12	3,000,000	3,039,906
2.100%, 8/2/13	400,000	405,721
2.900%, 9/10/14§	3,600,000	3,815,392
4.200%, 2/27/15	400,000	419,354
3.000%, 8/4/15	1,050,000	1,069,119
4.875%, 11/19/19	500,000	523,772
Westpac Securities NZ Ltd.
3.450%, 7/28/14§	2,800,000	3,005,962
Zions Bancorp
7.750%, 9/23/14	200,000	210,844

		162,930,378

Consumer Finance (1.6%)
Ally Financial, Inc.
6.000%, 12/15/11	1,300,000	1,304,875
7.000%, 2/1/12	700,000	704,375
1.750%, 10/30/12	400,000	406,215
2.200%, 12/19/12	1,000,000	1,022,063
3.478%, 2/11/14(l)	1,700,000	1,562,336
American Express Co.
4.875%, 7/15/13	300,000	315,068
7.250%, 5/20/14	150,000	170,003
6.150%, 8/28/17	800,000	914,428
7.000%, 3/19/18	2,350,000	2,780,113
8.125%, 5/20/19	150,000	189,317
6.800%, 9/1/66(l)	150,000	145,313
American Express Credit Corp.
5.875%, 5/2/13	500,000	530,253
7.300%, 8/20/13	500,000	547,308
2.750%, 9/15/15	550,000	552,699
2.800%, 9/19/16	250,000	248,760
Capital One Bank USA N.A.
8.800%, 7/15/19	437,000	514,836
Capital One Financial Corp.
7.375%, 5/23/14	600,000	670,194
2.125%, 7/15/14	100,000	99,003
3.150%, 7/15/16	90,000	89,099
6.150%, 9/1/16	300,000	317,795
6.750%, 9/15/17	300,000	340,236
4.750%, 7/15/21	150,000	150,247
Credit Acceptance Corp.
9.125%, 2/1/17§	450,000	442,125
9.125%, 2/1/17	1,800,000	1,773,000
Discover Financial Services
10.250%, 7/15/19	100,000	121,039
Ford Motor Credit Co. LLC
7.500%, 8/1/12	900,000	917,890
HSBC Finance Corp.
0.523%, 4/24/12(l)	2,880,000	2,863,906
0.697%, 9/14/12(l)	3,450,000	3,399,896
6.375%, 11/27/12	750,000	777,337
4.750%, 7/15/13	300,000	310,149
0.499%, 1/15/14(l)	2,000,000	1,885,884
5.000%, 6/30/15	600,000	618,535
6.676%, 1/15/21§	850,000	835,399
International Lease Finance Corp. Term Loan
7.000%, 3/5/16§	500,000	498,750
iPayment Holdings, Inc.
15.000%, 11/15/18 PIK§	2,000,000	1,955,000
iPayment, Inc.
10.250%, 5/15/18§	300,000	274,500
PACCAR Financial Corp.
1.950%, 12/17/12	150,000	151,544
SLM Corp.
5.000%, 10/1/13	550,000	538,383
6.250%, 1/25/16	800,000	785,227
8.450%, 6/15/18	300,000	312,050
8.000%, 3/25/20	500,000	493,599
Speedy Cash, Inc.
10.750%, 5/15/18§	1,350,000	1,360,125
Toyota Motor Credit Corp.
1.375%, 8/12/13	100,000	100,771
3.200%, 6/17/15	200,000	209,844
2.800%, 1/11/16	500,000	510,749
2.000%, 9/15/16	300,000	298,624
4.500%, 6/17/20	100,000	109,657
4.250%, 1/11/21	300,000	325,126
3.400%, 9/15/21	300,000	302,572
Volkswagen International Finance N.V.
4.000%, 8/12/20§	1,600,000	1,612,056

		37,358,273

Diversified Financial Services (4.8%)
Allstate Life Global Funding Trusts
5.375%, 4/30/13	550,000	582,894
AngloGold Ashanti Holdings plc
5.375%, 4/15/20	1,110,000	1,087,490
Aptalis Pharma, Inc.
12.750%, 3/1/16	1,800,000	1,818,000
Axcan Intermediate Holdings, Inc.
4.273%, 2/11/17(l)	1,169,125	1,038,329

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Bank of America Corp.
7.375%, 5/15/14		$1,500,000	$1,546,548
4.500%, 4/1/15		1,500,000	1,421,616
3.700%, 9/1/15		100,000	92,165
3.750%, 7/12/16		1,000,000	909,811
6.500%, 8/1/16		1,000,000	993,046
5.625%, 10/14/16		800,000	768,793
5.650%, 5/1/18		750,000	712,150
5.625%, 7/1/20		1,500,000	1,381,593
5.000%, 5/13/21		500,000	446,077
Bank of America N.A.
5.300%, 3/15/17		200,000	180,632
Bankrate, Inc.
11.750%, 7/15/15		1,623,000	1,817,760
Block Financial LLC
7.875%, 1/15/13		100,000	104,791
Boeing Capital Corp.
3.250%, 10/27/14		300,000	318,261
2.125%, 8/15/16		100,000	101,187
BP Capital Markets plc
2.750%, 2/27/12		500,000	504,423
3.625%, 5/8/14		200,000	209,937
3.875%, 3/10/15		500,000	530,108
3.125%, 10/1/15		1,600,000	1,653,248
4.750%, 3/10/19		100,000	110,469
4.500%, 10/1/20		4,750,000	5,144,863
Caterpillar Financial Services Corp.
1.900%, 12/17/12		30,000	30,417
2.000%, 4/5/13		550,000	556,900
4.900%, 8/15/13		200,000	214,676
1.550%, 12/20/13		200,000	202,554
6.125%, 2/17/14		200,000	223,142
1.375%, 5/20/14		180,000	181,006
2.750%, 6/24/15		800,000	833,141
2.050%, 8/1/16		500,000	503,480
7.150%, 2/15/19		500,000	642,677
Citigroup Funding, Inc.
1.875%, 10/22/12		1,250,000	1,269,747
2.250%, 12/10/12		1,500,000	1,532,754
Citigroup, Inc.
5.300%, 10/17/12		500,000	512,403
5.500%, 4/11/13		3,900,000	4,013,981
2.286%, 8/13/13(l)		1,700,000	1,681,536
6.500%, 8/19/13		3,500,000	3,683,036
6.000%, 12/13/13		200,000	210,074
6.375%, 8/12/14		700,000	741,103
5.000%, 9/15/14		1,250,000	1,225,949
6.010%, 1/15/15		750,000	797,088
4.750%, 5/19/15		200,000	204,949
5.850%, 8/2/16		400,000	427,664
5.500%, 2/15/17		250,000	248,860
6.125%, 11/21/17		1,000,000	1,068,572
6.125%, 5/15/18		600,000	643,562
8.500%, 5/22/19		1,000,000	1,207,820
5.375%, 8/9/20		800,000	828,814
CME Group, Inc.
5.750%, 2/15/14		400,000	439,303
CNG Holdings, Inc.
12.250%, 2/15/15§		1,500,000	1,560,000
13.750%, 8/15/15§		1,000,000	1,042,500
Community Choice Financial, Inc.
10.750%, 5/1/19§		2,900,000	2,813,000
ConocoPhillips Canada Funding Co. I
5.625%, 10/15/16		300,000	348,372
Credit Suisse FB USA, Inc.
5.125%, 8/15/15		300,000	316,474
Credit Suisse USA, Inc.
5.375%, 3/2/16		300,000	321,037
DanFin Funding Ltd.
0.950%, 7/16/13(l)§		2,000,000	1,999,250
Gazprom OAO Via White Nights Finance B.V.
10.500%, 3/25/14(m)		600,000	669,480
General Electric Capital Corp.
5.250%, 10/19/12		1,250,000	1,306,675
2.125%, 12/21/12		1,200,000	1,226,100
2.625%, 12/28/12		800,000	822,586
2.800%, 1/8/13		1,200,000	1,220,657
4.800%, 5/1/13		650,000	682,638
0.471%, 6/20/13(l)		1,500,000	1,481,426
5.900%, 5/13/14		1,350,000	1,475,852
5.650%, 6/9/14		300,000	326,042
4.875%, 3/4/15		300,000	320,348
3.500%, 6/29/15		1,250,000	1,291,188
5.400%, 2/15/17		1,050,000	1,144,666
5.625%, 5/1/18		1,900,000	2,077,059
6.000%, 8/7/19		1,000,000	1,125,644
5.300%, 2/11/21		1,000,000	1,037,401
Hutchison Whampoa International Ltd.
7.625%, 4/9/19(m)		600,000	713,036
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.000%, 1/15/18		2,500,000	2,490,625
John Deere Capital Corp.
1.875%, 6/17/13		800,000	814,707
5.500%, 4/13/17		200,000	232,245
2.800%, 9/18/17		800,000	816,397
3.900%, 7/12/21		100,000	107,939
JPMorgan Chase & Co.
5.750%, 1/2/13		500,000	523,849
4.750%, 5/1/13		400,000	420,544
2.050%, 1/24/14		500,000	505,017
4.650%, 6/1/14		1,000,000	1,058,635
5.125%, 9/15/14		1,000,000	1,053,146
3.700%, 1/20/15		1,000,000	1,024,658
4.750%, 3/1/15		1,650,000	1,747,718
3.450%, 3/1/16		1,200,000	1,204,949
3.150%, 7/5/16		2,050,000	2,036,687
6.000%, 1/15/18		1,000,000	1,113,632
6.300%, 4/23/19		950,000	1,074,763
4.400%, 7/22/20		1,000,000	1,011,738
4.250%, 10/15/20		250,000	250,592
MassMutual Global Funding II
0.491%, 12/6/13(l)§		2,000,000	1,993,778
Matalan Finance Ltd.
8.875%, 4/29/16§	GBP	1,875,000	2,397,578
NASDAQ OMX Group, Inc.
4.000%, 1/15/15		$100,000	101,911
5.250%, 1/16/18		100,000	105,867
5.550%, 1/15/20		150,000	150,203
National Credit Union Administration Guaranteed Notes
Series A3
2.350%, 6/12/17		200,000	208,398
National Money Mart Co.
10.375%, 12/15/16		2,575,000	2,639,375
National Rural Utilities Cooperative Finance Corp.
1.900%, 11/1/15		3,125,000	3,131,328
3.050%, 3/1/16		800,000	837,037
5.450%, 2/1/18		400,000	460,312

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
NYSE Euronext
4.800%, 6/28/13	$100,000	$106,227
ORIX Corp.
4.710%, 4/27/15	400,000	414,734
Private Export Funding Corp.
4.550%, 5/15/15	150,000	168,630
4.950%, 11/15/15	100,000	115,130
SquareTwo Financial Corp.
11.625%, 4/1/17	1,800,000	1,710,000
SSIF Nevada LP
0.949%, 4/14/14(l)§	5,300,000	5,299,867
TECO Finance, Inc.
4.000%, 3/15/16	85,000	89,605
5.150%, 3/15/20	250,000	274,596
TNK-BP Finance S.A.
7.500%, 3/13/13(m)	600,000	618,000
Tops Holding/Tops Markets LLC
10.125%, 10/15/15	1,275,000	1,275,000
UBS Preferred Funding Trust V
6.243%, 5/29/49(l)§	200,000	148,500
Unilever Capital Corp.
2.750%, 2/10/16	100,000	105,639
4.800%, 2/15/19	400,000	465,350
4.250%, 2/10/21	100,000	113,718
Waha Aerospace B.V.
3.925%, 7/28/20§	2,250,000	2,311,875
XTRA Finance Corp.
5.150%, 4/1/17	200,000	225,081

		115,876,410

Insurance (2.0%)
ACE INA Holdings, Inc.
2.600%, 11/23/15	400,000	404,573
5.800%, 3/15/18	100,000	114,168
5.900%, 6/15/19	200,000	233,325
Aegon N.V.
4.625%, 12/1/15	200,000	204,460
Aflac, Inc.
3.450%, 8/15/15	1,000,000	1,021,840
Allied World Assurance Co. Holdings Ltd./Bermuda
7.500%, 8/1/16	250,000	283,926
Allstate Corp.
7.500%, 6/15/13	200,000	218,214
6.200%, 5/16/14	150,000	167,314
7.450%, 5/16/19	200,000	244,482
American Financial Group, Inc./Ohio
9.875%, 6/15/19	200,000	247,340
American International Group, Inc.
3.750%, 11/30/13§	700,000	700,635
4.250%, 9/15/14	250,000	243,134
5.050%, 10/1/15	500,000	489,276
4.875%, 9/15/16	250,000	239,674
5.450%, 5/18/17	800,000	766,060
5.850%, 1/16/18	1,600,000	1,585,120
8.250%, 8/15/18	2,900,000	3,214,496
6.400%, 12/15/20	250,000	254,697
Aon Corp.
3.500%, 9/30/15	200,000	206,405
3.125%, 5/27/16	100,000	100,028
5.000%, 9/30/20	200,000	216,731
Asurion Corp.
9.000%, 6/10/19	1,550,000	1,477,344
Axis Specialty Finance LLC
5.875%, 6/1/20	200,000	205,121
Berkshire Hathaway Finance Corp.
1.500%, 1/10/14	100,000	101,301
4.250%, 1/15/21	500,000	524,693
Berkshire Hathaway, Inc.
2.125%, 2/11/13	1,000,000	1,016,206
3.200%, 2/11/15	800,000	841,097
Chubb Corp.
5.750%, 5/15/18	100,000	117,635
6.375%, 3/29/67(l)	400,000	387,500
CNA Financial Corp.
7.350%, 11/15/19	30,000	33,222
5.875%, 8/15/20	200,000	205,499
CNO Financial Group, Inc.
6.250%, 9/30/16*	844,004	834,861
9.000%, 1/15/18§	1,625,000	1,681,875
Genworth Financial, Inc.
8.625%, 12/15/16	400,000	394,635
7.700%, 6/15/20	400,000	352,538
Hartford Financial Services Group, Inc.
4.000%, 3/30/15	200,000	201,191
5.375%, 3/15/17	250,000	252,066
5.500%, 3/30/20	300,000	292,504
Jefferson-Pilot Corp.
4.750%, 1/30/14	200,000	210,749
Lincoln National Corp.
8.750%, 7/1/19	300,000	355,581
6.250%, 2/15/20	100,000	105,115
4.850%, 6/24/21	80,000	77,122
7.000%, 5/17/66(l)	100,000	86,000
6.050%, 4/20/67(l)	200,000	162,000
Markel Corp.
7.125%, 9/30/19	100,000	113,301
5.350%, 6/1/21	100,000	102,049
Marsh & McLennan Cos., Inc.
5.750%, 9/15/15	300,000	334,169
4.800%, 7/15/21	100,000	104,846
MetLife Institutional Funding II
0.760%, 3/27/12(l)§	3,100,000	3,103,109
MetLife, Inc.
2.375%, 2/6/14	800,000	813,894
6.750%, 6/1/16	500,000	575,063
7.717%, 2/15/19	300,000	367,728
Metropolitan Life Global Funding I
5.125%, 4/10/13§	200,000	209,924
Monumental Global Funding III
0.423%, 1/25/13(l)§	3,500,000	3,468,580
PartnerReinsurance Finance B LLC
5.500%, 6/1/20	150,000	155,976
Pricoa Global Funding I
0.353%, 1/30/12(l)§	1,900,000	1,896,823
Principal Financial Group, Inc.
8.875%, 5/15/19	200,000	254,691
Principal Life Income Funding Trusts
5.300%, 12/14/12	400,000	418,588
Protective Life Corp.
7.375%, 10/15/19	400,000	436,540
Prudential Financial, Inc.
2.750%, 1/14/13	100,000	100,882
4.500%, 7/15/13	500,000	518,914
5.100%, 9/20/14	200,000	210,885
3.875%, 1/14/15	100,000	102,210
6.200%, 1/15/15	100,000	109,762
4.750%, 6/13/15	150,000	156,916
6.000%, 12/1/17	500,000	530,029
7.375%, 6/15/19	385,000	451,143
Reinsurance Group of America, Inc.
6.450%, 11/15/19	100,000	113,501

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
5.000%, 6/1/21		$60,000	$62,910
Sun Life Financial Global Funding LP
0.496%, 10/6/13(l)§		3,600,000	3,575,038
Suncorp-Metway Ltd.
1.749%, 7/16/12(l)§		5,090,000	5,148,459
Torchmark Corp.
9.250%, 6/15/19		100,000	126,652
Travelers Cos., Inc.
5.500%, 12/1/15		400,000	448,784
5.800%, 5/15/18		400,000	460,793
Unum Group
5.625%, 9/15/20		2,200,000	2,423,421
W.R. Berkley Corp.
5.375%, 9/15/20		100,000	102,617
Willis North America, Inc.
5.625%, 7/15/15		300,000	326,146
7.000%, 9/29/19		200,000	231,361

			48,627,457

Real Estate Investment Trusts (REITs) (0.5%)
AvalonBay Communities, Inc.
5.700%, 3/15/17		100,000	112,303
6.100%, 3/15/20		100,000	113,175
BioMed Realty LP
6.125%, 4/15/20		100,000	105,473
Boston Properties LP
5.625%, 11/15/20		100,000	107,569
Boston Properties, Inc.
5.000%, 6/1/15		200,000	214,188
Brandywine Operating Partnership LP
4.950%, 4/15/18		100,000	96,606
Camden Property Trust
4.625%, 6/15/21		100,000	99,429
CommonWealth REIT
6.650%, 1/15/18		100,000	111,032
Digital Realty Trust LP
4.500%, 7/15/15		100,000	102,055
Duke Realty LP
6.250%, 5/15/13		400,000	417,683
6.750%, 3/15/20		200,000	207,696
Entertainment Properties Trust
7.750%, 7/15/20		100,000	107,000
Equity One, Inc.
6.250%, 12/15/14		100,000	105,700
ERP Operating LP
5.125%, 3/15/16		400,000	429,119
4.750%, 7/15/20		400,000	416,655
HCP, Inc.
5.650%, 12/15/13		200,000	210,059
2.700%, 2/1/14		100,000	98,517
3.750%, 2/1/16		450,000	444,712
5.625%, 5/1/17		200,000	207,501
5.375%, 2/1/21		1,150,000	1,153,838
Health Care REIT, Inc.
6.200%, 6/1/16		100,000	107,461
4.700%, 9/15/17		400,000	401,059
6.125%, 4/15/20		100,000	104,290
Healthcare Realty Trust, Inc.
6.500%, 1/17/17		150,000	161,922
Hospitality Properties Trust
7.875%, 8/15/14		400,000	434,175
5.625%, 3/15/17		200,000	203,051
HRPT Properties Trust
5.750%, 11/1/15		200,000	209,519
Kilroy Realty LP
5.000%, 11/3/15		100,000	103,809
4.800%, 7/15/18		100,000	96,468
Kimco Realty Corp.
6.875%, 10/1/19		100,000	114,147
Liberty Property LP
4.750%, 10/1/20		150,000	150,784
Mack-Cali Realty LP
7.750%, 8/15/19		200,000	237,116
Realty Income Corp.
5.750%, 1/15/21		300,000	332,777
Senior Housing Properties Trust
4.300%, 1/15/16		100,000	99,809
Simon Property Group LP
4.200%, 2/1/15		100,000	105,522
5.100%, 6/15/15		550,000	592,519
5.250%, 12/1/16		300,000	326,800
6.125%, 5/30/18		400,000	449,742
5.650%, 2/1/20		100,000	109,662
4.375%, 3/1/21		2,000,000	2,031,874
UDR, Inc.
4.250%, 6/1/18		150,000	153,327
Ventas Realty LP/Ventas Capital Corp.
3.125%, 11/30/15		100,000	98,842
Vornado Realty LP
4.250%, 4/1/15		100,000	103,696

			11,588,681

Real Estate Management & Development (0.1%)
ProLogis LP
7.625%, 8/15/14		100,000	108,944
6.250%, 3/15/17		100,000	104,640
4.000%, 1/15/18		2,500,000	2,329,520
6.625%, 5/15/18		300,000	311,094

			2,854,198

Thrifts & Mortgage Finance (0.7%)
Abbey National Treasury Services plc/London
2.875%, 4/25/14		100,000	94,232
4.000%, 4/27/16		300,000	276,942
Cie de Financement Foncier
1.625%, 7/23/12§		800,000	801,763
2.125%, 4/22/13§		3,200,000	3,205,648
Nykredit Realkredit A/S
4.000%, 1/1/12	DKK	25,000,000	4,526,312
Realkredit Danmark A/S
2.000%, 1/1/12		27,000,000	4,867,014
Santander Holdings USA, Inc.
4.625%, 4/19/16		$50,000	48,169
Stadshypotek AB
0.919%, 9/30/13(l)§		3,000,000	2,996,472
Western Corporate Federal Credit Union
1.750%, 11/2/12		150,000	152,277

			16,968,829

Total Financials			464,029,456

Health Care (2.6%)
Biotechnology (0.2%)
Alkermes, Inc.
5.600%, 6/9/17		775,000	755,625
8.350%, 6/9/18		950,000	931,000
Amgen, Inc.
4.850%, 11/18/14		200,000	222,883
2.300%, 6/15/16		130,000	133,101
5.850%, 6/1/17		300,000	357,429
4.500%, 3/15/20		325,000	362,458
3.450%, 10/1/20		1,700,000	1,752,025
4.100%, 6/15/21		200,000	215,276

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Genentech, Inc.
4.750%, 7/15/15	$300,000	$336,624

		5,066,421

Health Care Equipment & Supplies (0.2%)
Baxter International, Inc.
1.800%, 3/15/13	40,000	40,571
4.625%, 3/15/15	200,000	222,342
4.250%, 3/15/20	400,000	436,143
Becton Dickinson and Co.
5.000%, 5/15/19	300,000	346,567
Boston Scientific Corp.
4.500%, 1/15/15	250,000	261,231
6.400%, 6/15/16	250,000	279,421
6.000%, 1/15/20	250,000	280,281
C.R. Bard, Inc.
2.875%, 1/15/16	100,000	103,995
4.400%, 1/15/21	65,000	72,442
CareFusion Corp.
6.375%, 8/1/19	300,000	358,828
Covidien International Finance S.A.
1.875%, 6/15/13	100,000	101,408
2.800%, 6/15/15	400,000	414,695
6.000%, 10/15/17	100,000	118,745
4.200%, 6/15/20	100,000	108,498
DENTSPLY International, Inc.
2.750%, 8/15/16	55,000	55,379
4.125%, 8/15/21	100,000	104,582
Medtronic, Inc.
4.500%, 3/15/14	200,000	216,800
4.450%, 3/15/20	400,000	452,923
Series B
4.750%, 9/15/15	500,000	561,640
St. Jude Medical, Inc.
3.750%, 7/15/14	200,000	213,292
2.500%, 1/15/16	200,000	205,337
4.875%, 7/15/19	200,000	229,901
Stryker Corp.
3.000%, 1/15/15	50,000	52,722
2.000%, 9/30/16	330,000	331,591
4.375%, 1/15/20	100,000	109,947

		5,679,281

Health Care Providers & Services (1.1%)
Aetna, Inc.
6.500%, 9/15/18	200,000	240,003
3.950%, 9/1/20	200,000	206,706
AmerisourceBergen Corp.
4.875%, 11/15/19	350,000	392,429
Apria Healthcare Group, Inc.
11.250%, 11/1/14	1,050,000	1,008,000
12.375%, 11/1/14	1,550,000	1,426,000
Ardent Medical Services, Inc.
5.337%, 9/15/15(l)	1,400,000	1,351,000
Cardinal Health, Inc.
5.800%, 10/15/16	200,000	230,407
CIGNA Corp.
5.125%, 6/15/20	130,000	141,360
4.375%, 12/15/20	200,000	209,034
Coventry Health Care, Inc.
5.450%, 6/15/21	120,000	129,572
Express Scripts, Inc.
6.250%, 6/15/14	300,000	330,213
3.125%, 5/15/16	400,000	403,884
Fresenius Medical Care US Finance, Inc.
6.875%, 7/15/17	1,000,000	1,030,000
HCA, Inc.
2.746%, 5/1/18§	493,750	458,416
7.250%, 9/15/20	500,000	505,000
Howard Hughes Medical Institute
3.450%, 9/1/14	100,000	106,352
Humana, Inc.
7.200%, 6/15/18	250,000	296,107
INC Research LLC
7.000%, 7/13/18	1,700,000	1,598,000
Laboratory Corp. of America Holdings
4.625%, 11/15/20	400,000	427,807
McKesson Corp.
5.250%, 3/1/13	200,000	211,676
6.500%, 2/15/14	250,000	279,393
4.750%, 3/1/21	400,000	452,502
Medco Health Solutions, Inc.
2.750%, 9/15/15	500,000	502,827
7.125%, 3/15/18	300,000	363,636
MedImpact Holdings, Inc.
10.500%, 2/1/18§	1,375,000	1,282,187
Quest Diagnostics, Inc.
6.400%, 7/1/17	300,000	354,293
4.750%, 1/30/20	60,000	64,127
4.700%, 4/1/21	200,000	214,589
Radiation Therapy Services, Inc.
9.875%, 4/15/17	975,000	831,188
Res-Care, Inc.
10.750%, 1/15/19	2,200,000	2,134,000
Rotech Healthcare, Inc.
10.750%, 10/15/15	1,925,000	1,934,625
Skilled Healthcare Group, Inc.
11.000%, 1/15/14	1,820,000	1,738,100
Stonemor Operating LLC/Cornerstone Family Services/Osiris Holdings
10.250%, 12/1/17	1,650,000	1,579,875
Tenet Healthcare Corp.
10.000%, 5/1/18	1,100,000	1,190,750
UnitedHealth Group, Inc.
4.875%, 2/15/13	500,000	524,699
5.375%, 3/15/16	200,000	227,945
6.000%, 2/15/18	250,000	296,661
4.700%, 2/15/21	300,000	331,084
WellPoint, Inc.
5.250%, 1/15/16	400,000	445,243
4.350%, 8/15/20	800,000	846,515

		26,296,205

Life Sciences Tools & Services (0.1%)
Agilent Technologies, Inc.
2.500%, 7/15/13	250,000	253,555
5.000%, 7/15/20	250,000	269,721
Life Technologies Corp.
3.500%, 1/15/16	300,000	305,390
6.000%, 3/1/20	200,000	221,413
Thermo Fisher Scientific, Inc.
2.050%, 2/21/14	400,000	411,293
3.200%, 3/1/16	500,000	525,219
4.700%, 5/1/20	100,000	112,137

		2,098,728

Pharmaceuticals (1.0%)
Abbott Laboratories, Inc.
5.150%, 11/30/12	100,000	105,476
2.700%, 5/27/15	500,000	524,869
5.875%, 5/15/16	200,000	235,438
5.600%, 11/30/17	600,000	713,050
4.125%, 5/27/20	500,000	553,453

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Angiotech Pharmaceuticals, Inc.
5.000%, 12/1/13(l)	$2,695,000	$2,209,900
AstraZeneca plc
5.900%, 9/15/17	750,000	896,071
Bristol-Myers Squibb Co.
5.250%, 8/15/13	300,000	324,165
5.450%, 5/1/18	200,000	238,920
Elan Finance plc/Elan Finance Corp.
8.750%, 10/15/16	2,500,000	2,587,500
Eli Lilly and Co.
4.200%, 3/6/14	500,000	540,254
5.200%, 3/15/17	100,000	116,047
GlaxoSmithKline Capital, Inc.
4.850%, 5/15/13	200,000	213,360
4.375%, 4/15/14	200,000	217,131
5.650%, 5/15/18	1,000,000	1,209,252
Hospira, Inc.
6.400%, 5/15/15	450,000	509,425
Johnson & Johnson
1.200%, 5/15/14	350,000	354,994
2.150%, 5/15/16	250,000	258,026
5.550%, 8/15/17	400,000	481,149
5.150%, 7/15/18	200,000	242,451
3.550%, 5/15/21	100,000	110,558
Lantheus Medical Imaging, Inc.
9.750%, 5/15/17	2,175,000	1,979,250
Merck & Co., Inc.
5.300%, 12/1/13	800,000	875,436
6.000%, 9/15/17	100,000	121,886
5.000%, 6/30/19	400,000	475,252
Novartis Capital Corp.
1.900%, 4/24/13	540,000	551,053
4.125%, 2/10/14	250,000	268,815
2.900%, 4/24/15	300,000	317,492
4.400%, 4/24/20	200,000	226,004
Novartis Securities Investment Ltd.
5.125%, 2/10/19	800,000	944,363
Pfizer, Inc.
4.500%, 2/15/14	200,000	217,357
5.350%, 3/15/15	1,500,000	1,708,931
6.200%, 3/15/19	850,000	1,065,166
Sanofi S.A.
1.625%, 3/28/14	150,000	152,505
1.200%, 9/30/14	300,000	300,545
2.625%, 3/29/16	300,000	310,378
4.000%, 3/29/21	500,000	542,376
Teva Pharmaceutical Finance Co. LLC
5.550%, 2/1/16	200,000	228,824
Teva Pharmaceutical Finance II B.V./Teva Pharmaceutical Finance III LLC
3.000%, 6/15/15	350,000	366,888
Watson Pharmaceuticals, Inc.
5.000%, 8/15/14	165,000	178,608
6.125%, 8/15/19	100,000	118,065
Wyeth
5.500%, 3/15/13	200,000	213,745

		23,804,428

Total Health Care		62,945,063

Industrials (3.4%)
Aerospace & Defense (0.3%)
Boeing Co.
5.000%, 3/15/14	500,000	548,582
3.500%, 2/15/15	100,000	107,252
6.000%, 3/15/19	350,000	425,099
4.875%, 2/15/20	55,000	62,758
Embraer Overseas Ltd.
6.375%, 1/15/20	300,000	325,500
General Dynamics Corp.
4.250%, 5/15/13	200,000	211,241
5.250%, 2/1/14	300,000	329,745
Goodrich Corp.
6.125%, 3/1/19	150,000	180,607
4.875%, 3/1/20	100,000	112,822
3.600%, 2/1/21	200,000	205,130
Honeywell International, Inc.
4.250%, 3/1/13	200,000	209,908
5.300%, 3/1/18	500,000	587,944
4.250%, 3/1/21	100,000	110,972
ITT Corp.
4.900%, 5/1/14	200,000	218,646
6.125%, 5/1/19	90,000	115,398
L-3 Communications Corp.
5.200%, 10/15/19	200,000	211,025
4.950%, 2/15/21	300,000	313,047
Lockheed Martin Corp.
4.121%, 3/14/13	250,000	262,750
4.250%, 11/15/19	350,000	380,546
Northrop Grumman Corp.
3.700%, 8/1/14	250,000	265,367
5.050%, 8/1/19	50,000	56,621
Raytheon Co.
4.400%, 2/15/20	500,000	542,624
Rockwell Collins, Inc.
5.250%, 7/15/19	100,000	117,021
Textron, Inc.
4.625%, 9/21/16	100,000	101,222
5.600%, 12/1/17	100,000	105,477
5.950%, 9/21/21	100,000	104,600
United Technologies Corp.
4.875%, 5/1/15	400,000	448,740
5.375%, 12/15/17	200,000	231,953
6.125%, 2/1/19	250,000	306,569
4.500%, 4/15/20	250,000	277,474
Xylem, Inc.
3.550%, 9/20/16§	250,000	254,233

		7,730,873

Air Freight & Logistics (0.1%)
FedEx Corp.
7.375%, 1/15/14	100,000	113,215
8.000%, 1/15/19	200,000	260,995
United Parcel Service, Inc.
4.500%, 1/15/13	200,000	210,060
3.875%, 4/1/14	600,000	644,327
5.125%, 4/1/19	300,000	364,251
3.125%, 1/15/21	500,000	522,008

		2,114,856

Airlines (0.5%)
American Airlines, Inc.
Series 09-2
13.000%, 8/1/16	1,397,809	1,453,721
Series B
7.000%, 1/31/18§	1,192,078	977,504
Continental Airlines, Inc.
9.000%, 7/8/16	128,601	140,175
4.750%, 1/12/21	2,600,000	2,496,000
Delta Air Lines, Inc.
4.950%, 5/23/19	689,975	669,021
Series 1A
6.200%, 7/2/18	186,767	192,369

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Southwest Airlines Co.
10.500%, 12/15/11§		$3,050,000	$3,100,548
UAL Pass Through Trust, Class 2009-2A
9.750%, 1/15/17		1,422,947	1,558,127
US Airways Group, Inc.
2.856%, 3/23/14(l)		1,972,222	1,673,571

			12,261,036

Building Products (0.1%)
CRH America, Inc.
6.000%, 9/30/16		500,000	535,510
5.750%, 1/15/21		250,000	257,621
Euramax International, Inc.
9.500%, 4/1/16§		2,025,000	1,614,938
Owens Corning, Inc.
9.000%, 6/15/19		250,000	295,171

			2,703,240

Commercial Services & Supplies (0.5%)
Allied Waste North America, Inc.
6.875%, 6/1/17		350,000	374,063
Altegrity, Inc.
10.500%, 11/1/15§		650,000	604,500
12.000%, 11/1/15§		1,100,000	1,100,000
American Reprographics Co.
10.500%, 12/15/16		1,800,000	1,620,000
Avery Dennison Corp.
5.375%, 4/15/20		50,000	50,844
Board of Trustees of the Leland Stanford Junior University
4.250%, 5/1/16		400,000	447,676
4.750%, 5/1/19		100,000	116,106
Cornell University
5.450%, 2/1/19		200,000	239,162
Dartmouth College
4.750%, 6/1/19		50,000	57,007
Neff Rental LLC/Neff Finance Corp.
9.625%, 5/15/16§		2,125,000	1,774,375
Pitney Bowes, Inc.
4.625%, 10/1/12		45,000	46,505
3.875%, 6/15/13		400,000	414,435
5.750%, 9/15/17		200,000	205,063
6.250%, 3/15/19		200,000	224,913
Republic Services, Inc.
3.800%, 5/15/18		125,000	129,978
5.500%, 9/15/19		250,000	285,380
Sheridan Group, Inc.
12.500%, 4/15/14		1,425,000	1,225,500
Vanderbilt University
5.250%, 4/1/19		200,000	233,484
Waste Management, Inc.
6.375%, 11/15/12		300,000	317,700
6.100%, 3/15/18		100,000	115,268
7.375%, 3/11/19		150,000	187,995
4.750%, 6/30/20		100,000	108,721
WP Rocket Merger Sub, Inc.
10.125%, 7/15/19§		925,000	878,750
Yale University
2.900%, 10/15/14		400,000	424,336
Zinc Capital S.A.
8.875%, 5/15/18§	EUR	2,100,000	2,138,241

			13,320,002

Construction & Engineering (0.1%)
Abengoa Finance S.A.U.
8.875%, 11/1/17§		$2,375,000	2,173,125
Electrical Equipment (0.1%)
Emerson Electric Co.
4.625%, 10/15/12		100,000	103,780
5.625%, 11/15/13		400,000	437,687
4.125%, 4/15/15		100,000	109,354
5.250%, 10/15/18		100,000	118,131
4.875%, 10/15/19		200,000	232,176
Metals USA, Inc.
11.125%, 12/1/15		825,000	839,438
Roper Industries, Inc.
6.625%, 8/15/13		250,000	270,753

			2,111,319

Industrial Conglomerates (0.8%)
3M Co.
4.375%, 8/15/13		350,000	375,316
1.375%, 9/29/16		250,000	248,648
Cooper U.S., Inc.
5.250%, 11/15/12		100,000	104,679
2.375%, 1/15/16		200,000	202,245
3.875%, 12/15/20		100,000	106,337
Danaher Corp.
1.300%, 6/23/14		60,000	60,694
5.625%, 1/15/18		300,000	359,385
5.400%, 3/1/19		200,000	240,062
3.900%, 6/23/21		100,000	107,556
GE Capital Trust I
6.375%, 11/15/67(l)		500,000	481,875
General Electric Co.
5.000%, 2/1/13		1,050,000	1,099,697
5.250%, 12/6/17		800,000	888,851
Harland Clarke Holdings Corp.
2.869%, 6/30/14(l)		472,539	397,641
6.000%, 5/15/15(l)		1,565,000	1,032,900
9.500%, 5/15/15		1,250,000	925,000
Harsco Corp.
2.700%, 10/15/15		200,000	203,462
Ingersoll-Rand Global Holding Co., Ltd.
6.000%, 8/15/13		250,000	269,826
9.500%, 4/15/14		300,000	354,225
6.875%, 8/15/18		250,000	306,562
Koninklijke Philips Electronics N.V.
5.750%, 3/11/18		400,000	459,674
Mark IV USA/Euro Lux S.C.A.
8.875%, 12/15/17§	EUR	2,800,000	3,657,518
Siemens Financieringsmat N.V.
5.500%, 2/16/12§		$1,400,000	1,420,101
Tyco Electronics Group S.A.
6.000%, 10/1/12		1,768,000	1,852,595
6.550%, 10/1/17		300,000	352,627
4.875%, 1/15/21		200,000	211,723
Tyco International Finance S.A.
6.000%, 11/15/13		100,000	109,482
4.125%, 10/15/14		400,000	425,238
3.750%, 1/15/18		2,500,000	2,661,432
8.500%, 1/15/19		400,000	522,141
Tyco International Ltd./Tyco International Finance S.A.
6.875%, 1/15/21		100,000	125,378

			19,562,870

Machinery (0.3%)
Caterpillar, Inc.
1.375%, 5/27/14		100,000	100,667
3.900%, 5/27/21		100,000	107,851
Deere & Co.
4.375%, 10/16/19		75,000	84,719

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Dematic S.A.
8.750%, 5/1/16§	$1,300,000	$1,209,000
Dover Corp.
5.450%, 3/15/18	250,000	296,125
Eaton Corp.
4.900%, 5/15/13	200,000	212,924
FGI Holding Co., Inc.
11.250%, 10/1/15 PIK	1,693,767	1,651,423
FGI Operating Co., Inc.
10.250%, 8/1/15	810,000	842,400
Illinois Tool Works, Inc.
5.150%, 4/1/14	200,000	218,963
6.250%, 4/1/19	200,000	248,492
PACCAR, Inc.
6.875%, 2/15/14	200,000	227,176
Pall Corp.
5.000%, 6/15/20	250,000	280,719
Pentair, Inc.
5.000%, 5/15/21	100,000	104,433
Severstal Columbus LLC
10.250%, 2/15/18	2,000,000	2,040,000

		7,624,892

Marine (0.2%)
Hapag-Lloyd AG
9.750%, 10/15/17§	1,000,000	690,000
Horizon Lines, Inc.
4.250%, 8/15/12	2,374,000	1,733,020
Marquette Transportation Co./Marquette Transportation Finance Corp.
10.875%, 1/15/17	2,125,000	2,047,969

		4,470,989

Professional Services (0.0%)
Dun & Bradstreet Corp.
2.875%, 11/15/15	55,000	56,674
Equifax, Inc.
4.450%, 12/1/14	100,000	106,543
Verisk Analytics, Inc.
5.800%, 5/1/21	100,000	112,265

		275,482

Road & Rail (0.3%)
Burlington Northern Santa Fe Corp.
7.000%, 2/1/14	500,000	565,294
Burlington Northern Santa Fe LLC
4.700%, 10/1/19	200,000	222,820
Canadian National Railway Co.
5.550%, 3/1/19	500,000	600,705
Canadian Pacific Railway Co.
7.250%, 5/15/19	45,000	56,434
CSX Corp.
7.900%, 5/1/17	400,000	500,154
6.250%, 3/15/18	400,000	481,946
7.375%, 2/1/19	300,000	380,087
Norfolk Southern Corp.
7.700%, 5/15/17	200,000	251,403
5.750%, 4/1/18	300,000	351,635
5.900%, 6/15/19	65,000	78,219
Ryder System, Inc.
7.200%, 9/1/15	100,000	118,864
3.600%, 3/1/16	100,000	104,356
Sunstate Equipment Co. LLC
12.000%, 6/15/16 PIK§	2,050,000	1,845,000
Union Pacific Corp.
5.700%, 8/15/18	400,000	467,100
6.125%, 2/15/20	100,000	121,485
4.000%, 2/1/21	100,000	106,168

		6,251,670

Trading Companies & Distributors (0.1%)
GATX Corp.
3.500%, 7/15/16	150,000	149,354
4.850%, 6/1/21	100,000	101,318
Noble Group Ltd.
6.750%, 1/29/20§	1,900,000	1,672,000

		1,922,672

Total Industrials		82,523,026

Information Technology (1.4%)
Communications Equipment (0.1%)
Cisco Systems, Inc.
5.500%, 2/22/16	800,000	922,378
4.950%, 2/15/19	1,200,000	1,365,546
Harris Corp.
6.375%, 6/15/19	100,000	119,397
Motorola Solutions, Inc.
6.000%, 11/15/17	300,000	332,093
Nokia Oyj
5.375%, 5/15/19	250,000	243,849

		2,983,263

Computers & Peripherals (0.2%)
Dell, Inc.
1.400%, 9/10/13	400,000	402,255
2.300%, 9/10/15	400,000	402,277
5.875%, 6/15/19	50,000	56,941
Hewlett-Packard Co.
4.500%, 3/1/13	400,000	417,286
4.750%, 6/2/14	400,000	429,752
2.350%, 3/15/15	300,000	300,908
2.200%, 12/1/15	400,000	395,629
2.650%, 6/1/16	300,000	299,629
3.000%, 9/15/16	300,000	302,502
5.500%, 3/1/18	200,000	223,157
3.750%, 12/1/20	500,000	485,690
4.375%, 9/15/21	300,000	304,765
Seagate Technology HDD Holdings
6.375%, 10/1/11	1,300,000	1,300,000

		5,320,791

Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp.
4.750%, 11/15/14	50,000	53,010
Arrow Electronics, Inc.
3.375%, 11/1/15	150,000	148,461
6.000%, 4/1/20	100,000	106,791
5.125%, 3/1/21	150,000	150,181
Avnet, Inc.
6.000%, 9/1/15	100,000	108,107
5.875%, 6/15/20	400,000	430,889
Corning, Inc.
6.625%, 5/15/19	20,000	24,341
4.250%, 8/15/20	65,000	68,796
Kemet Corp.
10.500%, 5/1/18	1,445,000	1,517,250

		2,607,826

Internet Software & Services (0.1%)
Earthlink, Inc.
8.875%, 5/15/19	750,000	658,125
eBay, Inc.
0.875%, 10/15/13	100,000	100,344
1.625%, 10/15/15	100,000	100,299
3.250%, 10/15/20	100,000	99,396

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
Google, Inc.
1.250%, 5/19/14		$250,000	$253,448
2.125%, 5/19/16		250,000	257,539
3.625%, 5/19/21		250,000	265,161
Interactive Network, Inc./FriendFinder Networks, Inc.
14.000%, 9/30/13(b)§		1,041,633	1,041,633

			2,775,945

IT Services (0.4%)
Compucom Systems, Inc.
12.500%, 10/1/15§		1,975,000	1,984,875
Computer Sciences Corp.
5.500%, 3/15/13		250,000	261,830
6.500%, 3/15/18		442,000	477,421
Fiserv, Inc.
3.125%, 10/1/15		200,000	203,589
6.800%, 11/20/17		100,000	116,262
4.625%, 10/1/20		250,000	260,204
HP Enterprise Services LLC
6.000%, 8/1/13		950,000	1,018,626
International Business Machines Corp.
4.750%, 11/29/12		200,000	209,274
2.100%, 5/6/13		400,000	408,153
1.000%, 8/5/13		950,000	956,847
1.250%, 5/12/14		200,000	201,652
1.950%, 7/22/16		250,000	252,196
5.700%, 9/14/17		1,150,000	1,368,218
7.625%, 10/15/18		200,000	265,259
SAIC, Inc.
4.450%, 12/1/20§		250,000	270,945
SRA International, Inc.
6.500%, 7/13/18		1,900,000	1,752,750
Western Union Co.
5.930%, 10/1/16		500,000	571,194

			10,579,295

Office Electronics (0.1%)
Xerox Corp.
8.250%, 5/15/14		450,000	512,319
4.250%, 2/15/15		100,000	105,778
6.350%, 5/15/18		500,000	568,325
5.625%, 12/15/19		100,000	107,930
4.500%, 5/15/21		95,000	95,011

			1,389,363

Semiconductors & Semiconductor Equipment (0.1%)
Analog Devices, Inc.
5.000%, 7/1/14		150,000	163,957
3.000%, 4/15/16		100,000	103,657
Intel Corp.
1.950%, 10/1/16		300,000	302,164
3.300%, 10/1/21		92,000	93,982
KLA-Tencor Corp.
6.900%, 5/1/18		43,000	49,134
Maxim Integrated Products, Inc.
3.450%, 6/14/13		100,000	103,152
National Semiconductor Corp.
3.950%, 4/15/15		100,000	107,146
Texas Instruments, Inc.
0.875%, 5/15/13		100,000	100,324
1.375%, 5/15/14		250,000	252,709
2.375%, 5/16/16		250,000	256,358

			1,532,583

Software (0.3%)
Adobe Systems, Inc.
3.250%, 2/1/15		400,000	419,965
4.750%, 2/1/20		85,000	89,298
Aspect Software, Inc.
10.625%, 5/15/17		1,100,000	1,105,500
CA, Inc.
6.125%, 12/1/14		400,000	444,774
5.375%, 12/1/19		100,000	110,009
Lawson Software, Inc.
6.750%, 6/29/18		1,400,000	1,322,416
Microsoft Corp.
2.950%, 6/1/14		1,150,000	1,220,521
4.200%, 6/1/19		600,000	665,005
Oracle Corp.
5.250%, 1/15/16		1,050,000	1,206,042
5.750%, 4/15/18		1,000,000	1,191,433

			7,774,963

Total Information Technology			34,964,029

Materials (3.0%)
Chemicals (1.2%)
Air Products and Chemicals, Inc.
2.000%, 8/2/16		55,000	55,894
4.375%, 8/21/19		100,000	110,111
Airgas, Inc.
3.250%, 10/1/15		100,000	103,030
Cabot Corp.
5.000%, 10/1/16		100,000	109,620
Dow Chemical Co.
4.850%, 8/15/12		3,200,000	3,294,730
6.000%, 10/1/12		500,000	522,820
7.600%, 5/15/14		300,000	340,731
2.500%, 2/15/16		100,000	98,379
8.550%, 5/15/19		655,000	839,029
4.250%, 11/15/20		500,000	502,686
E.I. du Pont de Nemours & Co.
4.750%, 11/15/12		250,000	261,031
5.000%, 7/15/13		200,000	214,596
3.250%, 1/15/15		350,000	372,431
1.950%, 1/15/16		100,000	100,911
5.250%, 12/15/16		100,000	114,795
6.000%, 7/15/18		400,000	487,383
4.625%, 1/15/20		40,000	44,956
3.625%, 1/15/21		400,000	417,529
Eastman Chemical Co.
5.500%, 11/15/19		100,000	112,301
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC
8.875%, 2/1/18		700,000	577,500
9.000%, 11/15/20		675,000	494,438
Huntsman International LLC
8.625%, 3/15/21		1,050,000	1,005,375
Ineos Holdings Ltd.
7.501%, 12/16/13	EUR	708,740	926,587
8.001%, 12/16/14		778,110	1,017,279
Kinove German Bondco GmbH
9.625%, 6/15/18§		$2,000,000	1,810,000
Momentive Performance Materials, Inc.
12.500%, 6/15/14		625,000	637,500
9.500%, 1/15/21	EUR	2,025,000	2,143,265
Monsanto Co.
2.750%, 4/15/16		$100,000	105,322
5.125%, 4/15/18		200,000	235,018
Oxea Finance/Cy S.C.A.
9.500%, 7/15/17§		354,000	344,265
9.625%, 7/15/17§	EUR	712,500	906,843
Phibro Animal Health Corp.
9.250%, 7/1/18§		$2,125,000	2,077,187

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Potash Corp. of Saskatchewan, Inc.
5.250%, 5/15/14	$3,100,000	$3,411,804
3.750%, 9/30/15	100,000	106,207
6.500%, 5/15/19	300,000	366,894
4.875%, 3/30/20	100,000	112,140
PPG Industries, Inc.
1.900%, 1/15/16	250,000	248,896
6.650%, 3/15/18	250,000	307,581
3.600%, 11/15/20	100,000	103,153
Praxair, Inc.
1.750%, 11/15/12	200,000	202,453
2.125%, 6/14/13	150,000	153,534
4.625%, 3/30/15	200,000	220,693
4.500%, 8/15/19	400,000	440,903
3.000%, 9/1/21	250,000	250,466
Reichhold Industries, Inc.
9.000%, 8/15/14§	1,345,000	914,600
Rohm & Haas Co.
5.600%, 3/15/13	500,000	528,003
RPM International, Inc.
6.125%, 10/15/19	100,000	107,993
Sherwin-Williams Co.
3.125%, 12/15/14	400,000	422,533
Valspar Corp.
7.250%, 6/15/19	100,000	120,760

		28,402,155

Containers & Packaging (0.2%)
Bemis Co., Inc.
5.650%, 8/1/14	30,000	32,500
6.800%, 8/1/19	150,000	176,660
Berry Plastics Corp.
9.500%, 5/15/18	425,000	361,250
9.750%, 1/15/21	3,100,000	2,635,000
Packaging Corp. of America
5.750%, 8/1/13	150,000	160,140
Sealed Air Corp.
8.375%, 9/15/21§	1,500,000	1,515,000

		4,880,550

Metals & Mining (1.5%)
Alcoa, Inc.
6.000%, 7/15/13	400,000	427,765
6.750%, 7/15/18	300,000	321,331
6.150%, 8/15/20	300,000	303,894
5.400%, 4/15/21	300,000	290,708
Algoma Acquisition Corp.
9.875%, 6/15/15§	950,000	736,250
Allegheny Technologies, Inc.
9.375%, 6/1/19	100,000	125,876
5.950%, 1/15/21	50,000	52,623
Anglo American Capital plc
2.150%, 9/27/13§	2,100,000	2,093,778
Aperam
7.750%, 4/1/18§	2,700,000	2,349,000
ArcelorMittal S.A.
5.375%, 6/1/13	200,000	204,082
9.000%, 2/15/15	125,000	137,449
3.750%, 3/1/16	600,000	551,702
6.125%, 6/1/18	200,000	193,074
9.850%, 6/1/19	150,000	169,961
5.250%, 8/5/20	100,000	89,345
5.500%, 3/1/21	500,000	448,025
Barrick Gold Corp.
1.750%, 5/30/14	120,000	120,564
2.900%, 5/30/16	200,000	202,627
6.950%, 4/1/19	500,000	606,244
Barrick Gold Finance Co.
4.875%, 11/15/14	2,315,000	2,520,736
Barrick North America Finance LLC
4.400%, 5/30/21	200,000	205,087
BHP Billiton Finance USA Ltd.
5.125%, 3/29/12	1,500,000	1,531,276
4.800%, 4/15/13	200,000	210,917
5.500%, 4/1/14	850,000	933,677
7.250%, 3/1/16	1,375,000	1,661,909
6.500%, 4/1/19	500,000	614,411
Cliffs Natural Resources, Inc.
4.800%, 10/1/20	55,000	53,520
Commercial Metals Co.
6.500%, 7/15/17	100,000	99,759
CSN Islands XI Corp.
6.875%, 9/21/19§	800,000	842,000
CSN Resources S.A.
6.500%, 7/21/20§	900,000	938,250
Essar Steel Algoma, Inc.
9.375%, 3/15/15§	1,475,000	1,305,375
Freeport-McMoRan Copper & Gold, Inc.
8.375%, 4/1/17	850,000	911,625
Gerdau Trade, Inc.
5.750%, 1/30/21§	1,200,000	1,137,000
Newmont Mining Corp.
5.125%, 10/1/19	315,000	342,891
Novelis, Inc.
8.750%, 12/15/20	1,250,000	1,225,000
Nucor Corp.
5.750%, 12/1/17	200,000	235,640
5.850%, 6/1/18	250,000	296,531
Rio Tinto Alcan, Inc.
5.000%, 6/1/15	400,000	433,287
Rio Tinto Finance USA Ltd.
8.950%, 5/1/14	200,000	236,516
1.875%, 11/2/15	400,000	400,420
2.500%, 5/20/16	150,000	151,650
9.000%, 5/1/19	1,000,000	1,345,768
4.125%, 5/20/21	250,000	257,140
Ryerson Holding Corp.
(Zero Coupon), 2/1/15	3,150,000	1,354,500
Ryerson, Inc.
7.629%, 11/1/14(l)	1,550,000	1,441,500
12.000%, 11/1/15	100,000	100,000
Southern Copper Corp.
5.375%, 4/16/20	135,000	137,700
Steel Dynamics, Inc.
7.375%, 11/1/12	3,800,000	3,885,500
Teck Resources Ltd.
10.750%, 5/15/19	400,000	497,000
4.500%, 1/15/21	500,000	508,398
Vale Overseas Ltd.
6.250%, 1/11/16	800,000	866,000
4.625%, 9/15/20	500,000	485,000

		36,590,281

Paper & Forest Products (0.1%)
Celulosa Arauco y Constitucion S.A.
5.000%, 1/21/21	200,000	201,064
Georgia-Pacific LLC
9.500%, 12/1/11	1,000,000	1,011,171
International Paper Co.
5.300%, 4/1/15	350,000	371,371

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
9.375%, 5/15/19	$600,000	$733,403

		2,317,009

Total Materials		72,189,995

Telecommunication Services (2.2%)
Diversified Telecommunication Services (1.6%)
AT&T, Inc.
4.950%, 1/15/13	700,000	733,138
6.700%, 11/15/13	500,000	555,436
4.850%, 2/15/14	200,000	215,008
5.100%, 9/15/14	200,000	219,640
2.500%, 8/15/15	500,000	511,150
2.950%, 5/15/16	300,000	309,570
5.625%, 6/15/16	400,000	456,018
2.400%, 8/15/16	120,000	121,110
5.500%, 2/1/18	1,200,000	1,385,137
4.450%, 5/15/21	500,000	536,437
3.875%, 8/15/21	80,000	82,293
BellSouth Corp.
5.200%, 9/15/14	400,000	439,214
British Telecommunications plc
5.950%, 1/15/18	400,000	444,820
CenturyLink, Inc.
6.450%, 6/15/21	600,000	555,970
Deutsche Telekom International Finance B.V.
5.250%, 7/22/13	200,000	211,215
4.875%, 7/8/14	150,000	159,979
6.750%, 8/20/18	600,000	709,040
6.000%, 7/8/19	100,000	115,543
Embarq Corp.
7.082%, 6/1/16	600,000	621,098
France Telecom S.A.
4.375%, 7/8/14	2,300,000	2,454,261
2.125%, 9/16/15	750,000	742,328
2.750%, 9/14/16	250,000	248,078
5.375%, 7/8/19	300,000	327,722
4.125%, 9/14/21	250,000	248,523
Global Crossing Ltd.
12.000%, 9/15/15	1,100,000	1,247,125
Integra Telecom Holdings, Inc.
10.750%, 4/15/16§	1,650,000	1,460,250
ITC Deltacom, Inc.
10.500%, 4/1/16	2,000,000	2,040,000
Level 3 Escrow, Inc.
8.125%, 7/1/19§	2,100,000	1,855,875
Level 3 Financing, Inc.
4.502%, 9/1/18(l)	725,000	683,313
PAETEC Holding Corp.
9.875%, 12/1/18	1,200,000	1,257,000
Qwest Corp.
8.375%, 5/1/16	600,000	658,500
Sprint Capital Corp.
8.375%, 3/15/12	400,000	404,000
Telecom Italia Capital S.A.
5.250%, 11/15/13	200,000	195,495
6.175%, 6/18/14	700,000	696,612
5.250%, 10/1/15	400,000	381,353
7.175%, 6/18/19	200,000	200,520
Telefonica Emisiones S.A.U.
2.582%, 4/26/13	550,000	532,251
4.949%, 1/15/15	100,000	98,659
3.729%, 4/27/15	100,000	95,434
3.992%, 2/16/16	140,000	133,213
6.421%, 6/20/16	700,000	717,668
5.877%, 7/15/19	145,000	142,321
5.134%, 4/27/20	150,000	139,702
5.462%, 2/16/21	500,000	474,791
Telefonos de Mexico S.A.B. de C.V.
5.500%, 11/15/19	400,000	428,000
Verizon Communications, Inc.
7.375%, 9/1/12	400,000	422,909
4.350%, 2/15/13	1,000,000	1,043,720
5.550%, 2/15/16	1,050,000	1,197,922
3.000%, 4/1/16	500,000	522,942
5.500%, 2/15/18	600,000	695,744
8.750%, 11/1/18	3,900,000	5,222,611
6.350%, 4/1/19	500,000	601,265
4.600%, 4/1/21	300,000	331,602
Virgin Media Secured Finance plc
5.250%, 1/15/21	300,000	322,832
Wind Acquisition Finance S.A.
11.750%, 7/15/17§	2,125,000	1,806,250

		38,412,607

Wireless Telecommunication Services (0.6%)
America Movil S.A.B. de C.V.
3.625%, 3/30/15	300,000	310,500
2.375%, 9/8/16	300,000	290,100
5.000%, 3/30/20	1,550,000	1,636,800
American Tower Corp.
4.625%, 4/1/15	125,000	132,541
4.500%, 1/15/18	400,000	400,452
5.050%, 9/1/20	400,000	399,186
Cellco Partnership/Verizon Wireless Capital LLC
5.550%, 2/1/14	1,200,000	1,312,851
8.500%, 11/15/18	400,000	533,016
EH Holding Corp.
7.625%, 6/15/21§	1,425,000	1,371,562
Intelsat Jackson Holdings S.A.
9.500%, 6/15/16	1,725,000	1,748,719
Rogers Communications, Inc.
7.500%, 3/15/15	200,000	235,717
6.800%, 8/15/18	600,000	727,636
Vodafone Group plc
5.000%, 12/16/13	200,000	215,730
4.150%, 6/10/14	3,500,000	3,760,162
2.875%, 3/16/16	300,000	306,637
5.625%, 2/27/17	400,000	458,400
5.450%, 6/10/19	300,000	351,690
4.375%, 3/16/21	200,000	217,190
Term Loan
6.875%, 8/17/15	1,070,326	1,070,326

		15,479,215

Total Telecommunication Services		53,891,822

Utilities (2.3%)
Electric Utilities (1.4%)
Ameren Illinois Co.
6.250%, 4/1/18	400,000	462,655
Arizona Public Service Co.
5.800%, 6/30/14	400,000	442,314
Baltimore Gas & Electric Co.
6.125%, 7/1/13	300,000	322,889
Carolina Power & Light Co.
5.300%, 1/15/19	400,000	471,814
CenterPoint Energy Houston Electric LLC
7.000%, 3/1/14	300,000	337,937
Columbus Southern Power Co.
6.050%, 5/1/18	400,000	465,069

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Commonwealth Edison Co.
1.625%, 1/15/14	$100,000	$100,686
4.000%, 8/1/20	160,000	168,782
Connecticut Light & Power Co.
5.650%, 5/1/18	100,000	119,798
Consolidated Edison Co. of New York, Inc.
6.650%, 4/1/19	350,000	439,711
4.450%, 6/15/20	100,000	110,795
Series 04-A
4.700%, 2/1/14	2,900,000	3,116,616
Series 08-A
5.850%, 4/1/18	500,000	603,815
Consumers Energy Co.
6.700%, 9/15/19	350,000	442,966
Duke Energy Carolinas LLC
7.000%, 11/15/18	100,000	127,812
4.300%, 6/15/20	500,000	552,303
Duke Energy Corp.
5.650%, 6/15/13	400,000	426,936
6.300%, 2/1/14	500,000	554,341
3.350%, 4/1/15	800,000	834,898
5.050%, 9/15/19	250,000	281,691
Entergy Arkansas, Inc.
3.750%, 2/15/21	2,700,000	2,747,345
Entergy Corp.
5.125%, 9/15/20	700,000	720,059
Entergy Texas, Inc.
7.125%, 2/1/19	200,000	242,457
Exelon Corp.
4.900%, 6/15/15	200,000	216,478
Exelon Generation Co. LLC
5.350%, 1/15/14	100,000	107,031
6.200%, 10/1/17	100,000	112,759
FirstEnergy Solutions Corp.
4.800%, 2/15/15	800,000	848,370
Florida Power Corp.
4.550%, 4/1/20	25,000	28,028
Georgia Power Co.
1.300%, 9/15/13	800,000	805,319
4.250%, 12/1/19	80,000	88,232
Hydro Quebec
8.000%, 2/1/13	200,000	219,028
2.000%, 6/30/16	350,000	357,194
Indiana Michigan Power Co.
7.000%, 3/15/19	100,000	123,440
Jersey Central Power & Light Co.
7.350%, 2/1/19	500,000	637,163
Kansas City Power & Light Co.
5.850%, 6/15/17	400,000	459,293
6.375%, 3/1/18	100,000	117,759
Korea Electric Power Corp.
3.000%, 10/5/15§	2,000,000	1,944,906
LG&E and KU Energy LLC
2.125%, 11/15/15	400,000	389,609
3.750%, 11/15/20	400,000	387,123
Majapahit Holding B.V.
7.250%, 10/17/11(m)	915,000	915,000
MidAmerican Energy Co.
4.650%, 10/1/14	400,000	438,318
MidAmerican Energy Holdings Co.
5.875%, 10/1/12	400,000	419,328
5.750%, 4/1/18	400,000	461,161
Nevada Power Co.
6.500%, 8/1/18	200,000	241,132
NextEra Energy Capital Holdings, Inc.
2.550%, 11/15/13	350,000	356,111
7.875%, 12/15/15	250,000	298,248
6.000%, 3/1/19	200,000	232,674
Northern States Power Co.
1.950%, 8/15/15	100,000	102,257
5.250%, 3/1/18	200,000	236,544
NSTAR
4.500%, 11/15/19	150,000	164,639
Oncor Electric Delivery Co. LLC
6.800%, 9/1/18	400,000	486,414
Pacific Gas & Electric Co.
6.250%, 12/1/13	400,000	441,457
4.800%, 3/1/14	100,000	107,969
8.250%, 10/15/18	300,000	399,621
3.500%, 10/1/20	250,000	256,251
Peco Energy Co.
5.000%, 10/1/14	400,000	440,547
5.350%, 3/1/18	200,000	237,734
PPL Energy Supply LLC
6.500%, 5/1/18	100,000	116,975
Progress Energy, Inc.
5.625%, 1/15/16	400,000	457,420
7.050%, 3/15/19	500,000	621,808
PSEG Power LLC
2.500%, 4/15/13	75,000	75,953
5.125%, 4/15/20	200,000	217,204
Public Service Co. of Colorado
5.125%, 6/1/19	85,000	100,404
3.200%, 11/15/20	400,000	407,033
Public Service Co. of Oklahoma
5.150%, 12/1/19	30,000	33,309
4.400%, 2/1/21	200,000	213,744
Public Service Electric & Gas Co.
5.375%, 9/1/13	200,000	215,469
6.330%, 11/1/13	400,000	440,966
3.500%, 8/15/20	100,000	103,248
Sierra Pacific Power Co. Series M
6.000%, 5/15/16	100,000	114,925
Southern California Edison Co.
5.750%, 3/15/14	400,000	443,526
Southern Co.
4.150%, 5/15/14	145,000	154,540
2.375%, 9/15/15	100,000	101,995
1.950%, 9/1/16	110,000	109,498
Southwestern Electric Power Co. Series E
5.550%, 1/15/17	120,000	132,374
Tampa Electric Co.
6.100%, 5/15/18	100,000	120,604
TransAlta Corp.
4.750%, 1/15/15	400,000	424,922
Union Electric Co.
6.700%, 2/1/19	200,000	245,683
Virginia Electric & Power Co. Series A
4.750%, 3/1/13	200,000	210,342
5.400%, 1/15/16	300,000	344,960
Series B
5.000%, 6/30/19	165,000	190,358
Wisconsin Electric Power Co.
4.250%, 12/15/19	150,000	166,658
2.950%, 9/15/21	250,000	249,398

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Wisconsin Power & Light Co.
5.000%, 7/15/19	$50,000	$57,721

		33,241,863

Gas Utilities (0.5%)
AGL Capital Corp.
5.250%, 8/15/19	100,000	112,605
3.500%, 9/15/21	250,000	246,525
Atmos Energy Corp.
8.500%, 3/15/19	200,000	270,064
Boardwalk Pipelines LP
5.750%, 9/15/19	200,000	223,211
CenterPoint Energy Resources Corp.
7.875%, 4/1/13	200,000	218,068
4.500%, 1/15/21	200,000	205,675
Copano Energy LLC/Copano Energy Finance Corp.
7.750%, 6/1/18	1,250,000	1,278,125
Energy Transfer Equity LP
7.500%, 10/15/20	1,875,000	1,926,562
NGPL PipeCo LLC
6.514%, 12/15/12§	2,800,000	2,914,305
7.119%, 12/15/17§	1,650,000	1,739,971
Panhandle Eastern Pipeline Co.
6.200%, 11/1/17	350,000	406,514
Star Gas Partners LP/Star Gas Finance Co.
8.875%, 12/1/17(b)	2,600,000	2,652,000
Tennessee Gas Pipeline Co.
7.500%, 4/1/17	200,000	236,372
Transcontinental Gas Pipe Line Co. LLC
6.050%, 6/15/18	100,000	115,560

		12,545,557

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.
5.150%, 12/1/20	200,000	203,965
Tennessee Valley Authority
4.750%, 8/1/13	1,200,000	1,292,525
5.500%, 7/18/17	550,000	664,761
3.875%, 2/15/21	1,000,000	1,125,843

		3,287,094

Multi-Utilities (0.2%)
Alliant Energy Corp.
4.000%, 10/15/14	50,000	52,073
Ameren Corp.
8.875%, 5/15/14	300,000	339,339
CenterPoint Energy, Inc.
5.950%, 2/1/17	100,000	113,365
Dominion Resources, Inc.
1.800%, 3/15/14	500,000	504,571
5.150%, 7/15/15	300,000	336,561
8.875%, 1/15/19	300,000	399,864
5.200%, 8/15/19	80,000	92,374
DTE Energy Co.
7.625%, 5/15/14	100,000	114,326
6.350%, 6/1/16	200,000	230,327
National Grid plc
6.300%, 8/1/16	500,000	574,800
NiSource Finance Corp.
6.150%, 3/1/13	400,000	423,437
6.400%, 3/15/18	400,000	465,695
5.450%, 9/15/20	100,000	108,477
SCANA Corp.
6.250%, 4/1/20	100,000	115,066
Sempra Energy
6.000%, 2/1/13	200,000	211,859
6.500%, 6/1/16	60,000	70,201
6.150%, 6/15/18	100,000	117,790
9.800%, 2/15/19	500,000	699,728
Veolia Environnement S.A.
6.000%, 6/1/18	200,000	221,582
Xcel Energy, Inc.
4.700%, 5/15/20	300,000	335,350

		5,526,785

Water Utilities (0.0%)
United Utilities plc
4.550%, 6/19/18	78,000	81,534

Total Utilities		54,682,833

Total Corporate Bonds		1,063,760,562

Government Securities (55.9%)
Agency ABS (3.1%)
Federal Farm Credit Bank
0.400%, 11/2/12	100,000	100,095
1.750%, 2/21/13	800,000	813,933
1.375%, 6/25/13	200,000	203,548
1.125%, 2/27/14	1,650,000	1,673,027
1.500%, 11/16/15	1,000,000	1,021,947
Federal Home Loan Bank
4.625%, 10/10/12	1,000,000	1,044,683
0.500%, 11/16/12	500,000	500,177
1.750%, 12/14/12	400,000	406,592
1.500%, 1/16/13	2,500,000	2,536,803
1.625%, 3/20/13	2,950,000	3,004,616
1.000%, 5/17/13	500,000	500,375
1.875%, 6/21/13	2,450,000	2,512,546
0.875%, 10/28/13	100,000	100,035
1.050%, 11/25/13	400,000	400,435
0.875%, 12/27/13	800,000	806,957
2.000%, 12/9/14	800,000	802,226
1.630%, 8/20/15	400,000	411,201
1.550%, 11/18/15	100,000	100,168
Federal Home Loan Mortgage Corp.
4.625%, 10/25/12	1,000,000	1,046,114
0.375%, 11/30/12	4,050,000	4,052,867
0.700%, 4/29/13	200,000	200,058
0.625%, 5/23/13	250,000	250,084
0.750%, 6/7/13	400,000	400,226
0.500%, 10/3/13	500,000	499,177
0.500%, 10/18/13	1,000,000	998,755
0.550%, 10/25/13	1,000,000	1,000,000
0.875%, 10/28/13	2,050,000	2,067,979
1.000%, 12/9/13	400,000	400,470
1.050%, 12/9/13	1,000,000	1,001,119
1.000%, 1/27/14	150,000	150,058
1.375%, 2/25/14	1,900,000	1,939,630
1.200%, 4/28/14	150,000	150,080
1.250%, 5/23/14	400,000	400,496
1.350%, 5/23/14	500,000	500,654
1.300%, 6/2/14	400,000	400,564
1.125%, 6/30/14	200,000	200,297
0.800%, 10/24/14	400,000	399,856
1.500%, 11/25/14	1,000,000	1,001,526
1.350%, 1/6/15	200,000	200,436
2.875%, 2/9/15	1,500,000	1,603,630
1.500%, 7/13/15	200,000	201,272
1.050%, 9/28/15	200,000	199,019
1.750%, 11/23/15	250,000	250,496
2.250%, 12/21/15	100,000	100,462
2.500%, 5/25/16	500,000	501,522

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
5.500%, 8/23/17		$2,450,000	$2,989,333
Federal National Mortgage Association
0.500%, 10/30/12		5,000,000	5,014,210
0.375%, 12/28/12		4,900,000	4,904,880
1.750%, 2/22/13		1,650,000	1,680,715
3.250%, 4/9/13		2,450,000	2,558,734
1.750%, 5/7/13		1,450,000	1,479,951
1.500%, 6/26/13		400,000	407,559
4.375%, 7/17/13		1,650,000	1,764,535
1.000%, 9/23/13		2,050,000	2,070,625
0.500%, 10/3/13		500,000	498,392
1.125%, 10/8/13		100,000	101,301
1.000%, 10/15/13		100,000	100,646
0.750%, 10/25/13		500,000	500,149
0.875%, 11/4/13		100,000	100,033
0.800%, 11/29/13		150,000	150,131
1.000%, 11/29/13		1,000,000	1,000,946
0.750%, 12/18/13		3,250,000	3,264,394
1.300%, 12/30/13		100,000	100,222
1.500%, 12/30/13		100,000	100,226
1.450%, 1/24/14		800,000	802,738
1.375%, 1/27/14		200,000	200,579
1.550%, 1/27/14		100,000	100,300
1.350%, 2/24/14		150,000	152,815
1.250%, 2/27/14		1,200,000	1,221,134
1.000%, 4/25/14		500,000	500,192
0.700%, 10/17/14		1,000,000	993,711
0.800%, 10/17/14		1,000,000	1,000,000
1.250%, 10/28/14		150,000	150,079
2.375%, 7/28/15		1,200,000	1,262,554
1.875%, 9/9/15		250,000	258,967
1.875%, 10/15/15		100,000	103,155
1.625%, 10/26/15		1,250,000	1,281,865
1.550%, 10/27/15		150,000	150,129
1.650%, 10/29/15		200,000	200,204
1.625%, 11/9/15		100,000	100,144
1.500%, 11/23/15		200,000	198,892
2.000%, 11/30/15		150,000	150,396
2.250%, 6/6/16		400,000	404,283
2.150%, 6/28/16		200,000	200,828
2.200%, 7/5/16		200,000	200,816

			75,476,974

Agency CMO (0.1%)
Federal Home Loan Mortgage Corp.
4.879%, 5/19/17		1,200,000	1,362,920

Foreign Governments (2.8%)
Australia Government Bond
4.500%, 4/15/20	AUD	3,800,000	3,762,315
5.750%, 7/15/22		10,600,000	11,525,564
5.500%, 4/21/23		600,000	639,925
Canadian Government Bond
2.375%, 9/10/14		$800,000	841,953
3.500%, 6/1/20	CAD	100,000	106,368
Development Bank of Japan
5.125%, 2/1/17		$500,000	587,433
Export-Import Bank of Korea
8.125%, 1/21/14		1,000,000	1,116,195
5.875%, 1/14/15		250,000	265,833
4.125%, 9/9/15		150,000	151,225
4.000%, 1/29/21		1,000,000	924,285
Federative Republic of Brazil
10.250%, 6/17/13		340,000	389,300
8.000%, 1/15/18		1,119,444	1,322,624
5.875%, 1/15/19		750,000	860,625
8.875%, 10/14/19		270,000	365,850
4.875%, 1/22/21		500,000	534,500
Japan Finance Corp.
2.125%, 11/5/12		1,600,000	1,628,325
2.500%, 1/21/16		800,000	837,075
2.250%, 7/13/16		750,000	773,423
Japan Finance Organization for Municipalities
5.000%, 5/16/17		400,000	468,098
4.000%, 1/13/21		300,000	333,477
Korea Development Bank
8.000%, 1/23/14		500,000	555,421
4.375%, 8/10/15		115,000	117,556
3.250%, 3/9/16		900,000	867,596
Province of British Columbia
2.850%, 6/15/15		400,000	426,491
Province of Manitoba
4.900%, 12/6/16		400,000	466,356
Province of Nova Scotia
5.125%, 1/26/17		800,000	938,585
Province of Ontario
3.500%, 7/15/13		800,000	839,877
1.375%, 1/27/14		1,650,000	1,668,335
4.100%, 6/16/14		750,000	811,523
2.950%, 2/5/15		1,650,000	1,744,169
1.875%, 9/15/15		650,000	662,611
4.950%, 11/28/16		550,000	638,014
4.000%, 10/7/19		600,000	669,501
4.400%, 4/14/20		400,000	455,455
Province of Quebec
4.875%, 5/5/14		540,000	594,715
4.600%, 5/26/15		150,000	168,371
4.625%, 5/14/18		540,000	626,224
3.500%, 7/29/20		400,000	427,280
Republic of Chile
3.875%, 8/5/20		400,000	417,000
Republic of Colombia
8.250%, 12/22/14		500,000	588,250
4.375%, 7/12/21		1,500,000	1,530,000
Republic of Hungary
4.750%, 2/3/15		200,000	196,000
6.250%, 1/29/20		500,000	485,000
6.375%, 3/29/21		750,000	729,750
Republic of Italy
4.375%, 6/15/13		1,000,000	1,002,715
2.125%, 9/16/13		300,000	288,181
4.500%, 1/21/15		2,000,000	1,976,706
5.250%, 9/20/16		1,130,000	1,122,779
Republic of Korea
5.750%, 4/16/14		2,250,000	2,419,380
7.125%, 4/16/19		2,000,000	2,420,704
Republic of Panama
5.200%, 1/30/20		650,000	711,425
Republic of Peru
8.375%, 5/3/16		250,000	305,000
7.125%, 3/30/19		300,000	362,250
Republic of Poland
5.250%, 1/15/14		800,000	842,000
3.875%, 7/16/15		300,000	304,050
6.375%, 7/15/19§†		1,000,000	1,100,000
Republic of South Africa
6.875%, 5/27/19		400,000	476,000
5.500%, 3/9/20		850,000	929,688
Societe Financement de l’Economie Francaise
2.250%, 6/11/12§		3,000,000	3,033,669
State of Israel
5.125%, 3/1/14		120,000	129,141

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount		Value (Note 1)
5.500%, 11/9/16		$350,000	$397,189
5.125%, 3/26/19		300,000	330,224
United Kingdom Gilt
4.750%, 12/7/30	GBP	700,000	1,327,994
United Mexican States
6.375%, 1/16/13		$270,000	285,525
5.875%, 2/17/14		500,000	541,000
6.625%, 3/3/15		750,000	845,625
5.625%, 1/15/17		960,000	1,069,440
8.125%, 12/30/19		750,000	1,005,000
5.125%, 1/15/20		400,000	433,000

			67,717,158

Municipal Bonds (1.5%)
City of New York, New York
6.246%, 6/1/35		1,200,000	1,337,532
Indianapolis, Indiana Local Public Improvement
5.854%, 1/15/30		1,500,000	1,729,200
Los Angeles County, California Public Works Financing Authority
6.091%, 8/1/22		1,400,000	1,548,414
Metro Wastewater Reclamation District
4.718%, 4/1/19		1,000,000	1,117,020
New Jersey State Turnpike Authority
7.414%, 1/1/40		1,000,000	1,377,590
New Jersey Transportation Trust Fund Authority
6.875%, 12/15/39		1,000,000	1,120,840
New York City Transitional Finance Authority
5.267%, 5/1/27		1,000,000	1,126,150
5.008%, 8/1/27		1,800,000	1,903,752
Northern California Power Agency
7.311%, 6/1/40		1,000,000	1,168,000
Port Authority of New York & New Jersey
5.647%, 11/1/40		700,000	813,715
San Diego County Regional Airport Authority
6.628%, 7/1/40		500,000	537,785
Seminole County Florida Water & Sewer
6.443%, 10/1/40		800,000	868,080
State of California
3.950%, 11/1/15		400,000	423,512
6.200%, 10/1/19		400,000	455,748
7.550%, 4/1/39		3,000,000	3,675,780
State of Illinois
3.321%, 1/1/13		100,000	101,730
4.071%, 1/1/14		100,000	102,956
4.421%, 1/1/15		100,000	104,006
4.961%, 3/1/16		650,000	686,699
5.665%, 3/1/18		500,000	538,210
State of Illinois Toll Highway Authority
5.293%, 1/1/24		3,000,000	3,165,150
State of Texas
4.631%, 4/1/33		700,000	772,415
Tennessee State School Bond Authority
4.848%, 9/15/27		1,000,000	1,072,530
Texas State Transportation Commission
5.028%, 4/1/26		1,800,000	2,119,104
University of California Medical Center
5.435%, 5/15/23		4,700,000	5,187,719
University of Texas, Class B
6.276%, 8/15/41		2,900,000	3,281,930

			36,335,567

Supranational (2.0%)
African Development Bank
3.000%, 5/27/14		500,000	530,758
2.500%, 3/15/16		500,000	531,025
Asian Development Bank
1.625%, 7/15/13		500,000	510,385
3.625%, 9/5/13		500,000	529,925
2.750%, 5/21/14		500,000	527,496
0.875%, 6/10/14		180,000	181,516
4.250%, 10/20/14		540,000	597,281
2.625%, 2/9/15		800,000	849,109
2.500%, 3/15/16		500,000	531,220
5.500%, 6/27/16		500,000	599,975
Corp. Andina de Fomento
3.750%, 1/15/16		800,000	809,502
8.125%, 6/4/19		325,000	398,801
Council of Europe Development Bank
2.625%, 2/16/16		400,000	424,898
Eksportfinans ASA
1.875%, 4/2/13		500,000	508,242
2.000%, 9/15/15		1,250,000	1,275,874
European Bank for Reconstruction & Development
3.625%, 6/17/13		350,000	368,167
1.625%, 9/3/15		700,000	707,716
2.500%, 3/15/16		300,000	314,751
European Investment Bank
1.625%, 3/15/13		500,000	507,718
1.875%, 6/17/13		1,500,000	1,533,908
4.250%, 7/15/13		1,390,000	1,479,724
1.250%, 2/14/14		1,000,000	1,014,300
3.000%, 4/8/14		1,000,000	1,056,114
4.625%, 5/15/14		2,300,000	2,529,586
3.125%, 6/4/14		750,000	796,929
1.125%, 8/15/14		1,000,000	1,011,503
2.875%, 1/15/15		500,000	531,930
2.750%, 3/23/15		500,000	530,409
1.375%, 10/20/15		2,450,000	2,477,727
4.875%, 2/16/16		1,100,000	1,272,011
2.250%, 3/15/16		800,000	836,672
2.125%, 7/15/16		1,000,000	1,041,019
4.875%, 1/17/17		550,000	644,333
2.875%, 9/15/20		500,000	522,789
4.000%, 2/16/21		800,000	909,775
Export Development Canada
2.250%, 5/28/15		950,000	998,463
Inter-American Development Bank
1.750%, 10/22/12		1,000,000	1,014,393
3.000%, 4/22/14		1,300,000	1,378,811
5.125%, 9/13/16		280,000	329,591
4.250%, 9/10/18		1,000,000	1,168,401
3.875%, 2/14/20		700,000	803,587
International Bank for Reconstruction & Development
3.625%, 5/21/13		800,000	842,034
3.500%, 10/8/13		800,000	847,880
1.375%, 2/10/14		300,000	300,940
1.125%, 8/25/14		1,000,000	1,016,242
2.375%, 5/26/15		500,000	527,291
2.125%, 3/15/16		1,200,000	1,253,802
5.000%, 4/1/16		550,000	639,442
International Finance Corp.
3.500%, 5/15/13		400,000	417,533
3.000%, 4/22/14		1,000,000	1,048,790
2.250%, 4/11/16		500,000	516,023
2.125%, 11/17/17		400,000	405,176
Kommunalbanken A/S
3.375%, 11/15/11		2,000,000	2,006,466
1.750%, 10/5/15§		400,000	409,764

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
Nordic Investment Bank
1.625%, 1/28/13	$400,000	$405,630
3.625%, 6/17/13	250,000	263,043
2.625%, 10/6/14	100,000	105,489
2.500%, 7/15/15	500,000	528,726
5.000%, 2/1/17	250,000	294,544
Svensk Exportkredit AB
3.250%, 9/16/14	300,000	318,581
1.750%, 10/20/15	800,000	811,529
5.125%, 3/1/17	200,000	231,335

		47,776,594

U.S. Government Agencies (8.4%)
Federal Farm Credit Bank
1.875%, 12/7/12	250,000	254,521
4.875%, 1/17/17	700,000	819,400
Federal Home Loan Bank
1.625%, 11/21/12	1,500,000	1,522,293
3.375%, 2/27/13	400,000	416,896
3.625%, 5/29/13	1,000,000	1,053,454
5.125%, 8/14/13	1,200,000	1,305,833
0.700%, 8/23/13	800,000	800,311
4.000%, 9/6/13	1,400,000	1,494,562
3.625%, 10/18/13	2,900,000	3,086,105
5.250%, 6/18/14	800,000	900,530
1.000%, 8/8/14	400,000	400,473
5.500%, 8/13/14	2,850,000	3,241,932
0.700%, 9/16/14	1,000,000	995,541
5.375%, 5/18/16	2,650,000	3,144,779
4.750%, 12/16/16	1,250,000	1,457,701
5.000%, 11/17/17	2,250,000	2,709,085
Federal Home Loan Bank/Illinois
5.625%, 6/13/16	1,150,000	1,282,481
Federal Home Loan Mortgage Corp.
4.125%, 12/21/12	1,650,000	1,725,514
4.500%, 1/15/13	500,000	526,668
0.500%, 2/15/13	800,000	799,733
3.500%, 5/29/13	500,000	525,868
4.500%, 7/15/13	2,000,000	2,147,020
0.700%, 7/25/13	500,000	500,430
0.550%, 9/30/13	2,500,000	2,497,413
4.875%, 11/15/13	1,000,000	1,094,210
2.500%, 1/7/14	1,690,000	1,767,635
4.500%, 1/15/14	500,000	545,460
2.500%, 4/23/14	2,000,000	2,099,678
5.000%, 7/15/14	4,880,000	5,487,096
1.200%, 7/25/14	200,000	200,849
3.000%, 7/28/14	2,350,000	2,505,960
1.100%, 8/8/14	300,000	301,010
4.500%, 1/15/15	2,200,000	2,467,643
1.000%, 6/16/15	1,000,000	995,126
4.750%, 11/17/15	1,000,000	1,149,372
5.125%, 10/18/16	2,000,000	2,368,448
5.000%, 4/18/17	300,000	356,091
4.875%, 6/13/18	4,300,000	5,142,465
4.250%, 12/12/18	250,000	251,584
3.750%, 3/27/19	1,250,000	1,412,141
Federal National Mortgage Association
4.750%, 11/19/12	2,900,000	3,044,666
3.625%, 2/12/13	1,000,000	1,043,265
4.625%, 10/15/13	3,460,000	3,750,630
2.875%, 12/11/13	500,000	526,000
2.750%, 2/5/14	1,200,000	1,262,774
2.750%, 3/13/14	2,500,000	2,634,668
2.500%, 5/15/14	2,500,000	2,621,328
1.100%, 8/1/14	300,000	300,397
1.150%, 8/8/14	300,000	300,500
3.000%, 9/16/14	1,000,000	1,069,476
2.625%, 11/20/14	400,000	423,973
2.000%, 1/27/15	500,000	501,948
5.000%, 4/15/15#	13,210,000	15,108,634
4.375%, 10/15/15	1,650,000	1,871,446
5.000%, 3/15/16	4,150,000	4,846,876
4.875%, 12/15/16	1,700,000	1,996,874
5.000%, 2/13/17	2,000,000	2,369,042
5.000%, 5/11/17	1,390,000	1,655,287
5.375%, 6/12/17	2,450,000	2,971,228
4.000%, 8/1/40	1,923,769	2,018,379
3.500%, 12/1/40	2,954,841	3,038,870
4.000%, 2/1/41	27,559,812	28,915,195
3.500%, 10/25/41 TBA	28,000,000	28,756,874
4.500%, 10/25/41 TBA	29,000,000	30,767,187

		203,548,828

U.S. Treasuries (38.0%)
U.S. Treasury Bonds
11.250%, 2/15/15	3,930,000	5,336,512
9.250%, 2/15/16	3,000,000	4,095,702
7.250%, 5/15/16	2,780,000	3,589,458
7.500%, 11/15/16	2,500,000	3,315,625
8.750%, 5/15/17	1,680,000	2,383,369
8.875%, 8/15/17	3,350,000	4,825,045
9.125%, 5/15/18	840,000	1,258,688
8.875%, 2/15/19	1,200,000	1,826,531
8.125%, 8/15/19	1,980,000	2,949,737
8.750%, 8/15/20	2,880,000	4,548,375
7.875%, 2/15/21	1,650,000	2,517,667
U.S. Treasury Notes
1.375%, 10/15/12	8,000,000	8,097,816
0.375%, 10/31/12	10,000,000	10,020,700
1.375%, 11/15/12	5,000,000	5,066,015
1.125%, 12/15/12	6,200,000	6,268,299
0.625%, 12/31/12	7,900,000	7,941,657
3.625%, 12/31/12	8,000,000	8,338,128
1.375%, 1/15/13	12,200,000	12,379,669
0.625%, 1/31/13	12,200,000	12,266,722
2.875%, 1/31/13	1,500,000	1,552,383
1.375%, 2/15/13	7,700,000	7,819,412
3.875%, 2/15/13	2,500,000	2,623,827
2.750%, 2/28/13	9,750,000	10,092,391
1.375%, 3/15/13	5,700,000	5,793,537
1.750%, 4/15/13	15,000,000	15,341,550
0.625%, 4/30/13	2,000,000	2,012,100
3.125%, 4/30/13	5,300,000	5,539,533
1.375%, 5/15/13	3,000,000	3,053,310
0.500%, 5/31/13	4,000,000	4,016,876
3.500%, 5/31/13	4,680,000	4,929,538
1.125%, 6/15/13	3,000,000	3,043,230
0.375%, 6/30/13	15,000,000	15,032,850
3.375%, 6/30/13	5,450,000	5,745,494
1.000%, 7/15/13	6,500,000	6,582,745
3.375%, 7/31/13	2,520,000	2,662,438
0.750%, 8/15/13	12,200,000	12,306,274
3.125%, 8/31/13	8,000,000	8,432,184
0.750%, 9/15/13	5,000,000	5,044,725
0.125%, 9/30/13	15,000,000	14,961,300
3.125%, 9/30/13	8,250,000	8,715,349
0.500%, 10/15/13	9,750,000	9,788,083
2.750%, 10/31/13	2,520,000	2,646,786
0.500%, 11/15/13	5,000,000	5,019,140
4.250%, 11/15/13	4,100,000	4,439,853
2.000%, 11/30/13	5,050,000	5,231,881

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
1.500%, 12/31/13	$4,940,000	$5,070,831
1.750%, 1/31/14	8,090,000	8,352,925
1.250%, 2/15/14	11,250,000	11,485,553
4.000%, 2/15/14	2,000,000	2,171,562
1.875%, 2/28/14	3,500,000	3,625,783
1.750%, 3/31/14	5,000,000	5,170,705
1.875%, 4/30/14	3,000,000	3,114,141
1.000%, 5/15/14	3,000,000	3,046,650
4.750%, 5/15/14	15,000,000	16,701,570
2.250%, 5/31/14	4,100,000	4,299,875
2.625%, 6/30/14	5,000,000	5,301,955
2.625%, 7/31/14	8,000,000	8,495,624
4.250%, 8/15/14	6,500,000	7,209,924
2.375%, 8/31/14	14,200,000	14,997,642
2.375%, 9/30/14	8,000,000	8,460,624
2.375%, 10/31/14	4,700,000	4,975,025
4.250%, 11/15/14	2,700,000	3,015,773
2.125%, 11/30/14	8,500,000	8,938,277
2.625%, 12/31/14	8,500,000	9,078,399
2.250%, 1/31/15	5,500,000	5,813,671
4.000%, 2/15/15	2,410,000	2,688,092
2.375%, 2/28/15	8,300,000	8,812,940
2.500%, 3/31/15	3,500,000	3,735,690
2.500%, 4/30/15	9,000,000	9,612,423
4.125%, 5/15/15	2,000,000	2,252,968
2.125%, 5/31/15	5,400,000	5,698,242
1.875%, 6/30/15	8,550,000	8,945,437
1.750%, 7/31/15	4,000,000	4,168,440
4.250%, 8/15/15	2,790,000	3,171,446
1.250%, 8/31/15	3,000,000	3,069,375
1.250%, 9/30/15	11,450,000	11,704,053
1.250%, 10/31/15	5,000,000	5,105,860
4.500%, 11/15/15	9,850,000	11,360,586
1.375%, 11/30/15	8,150,000	8,361,395
2.125%, 12/31/15	2,500,000	2,643,165
2.000%, 1/31/16	2,500,000	2,628,515
4.500%, 2/15/16	2,000,000	2,317,656
2.625%, 2/29/16	14,000,000	15,099,224
2.250%, 3/31/16	5,000,000	5,315,250
2.375%, 3/31/16	3,000,000	3,204,141
2.000%, 4/30/16	3,000,000	3,155,640
2.625%, 4/30/16	1,500,000	1,619,296
5.125%, 5/15/16	3,350,000	3,998,801
1.750%, 5/31/16	3,000,000	3,119,760
3.250%, 5/31/16	6,550,000	7,266,406
3.250%, 6/30/16	3,000,000	3,330,234
1.500%, 7/31/16	4,000,000	4,107,520
3.250%, 7/31/16	1,000,000	1,110,469
4.875%, 8/15/16	1,380,000	1,640,690
3.000%, 8/31/16	3,000,000	3,296,952
1.000%, 9/30/16	2,000,000	2,002,960
3.000%, 9/30/16	6,100,000	6,705,712
3.125%, 10/31/16	5,400,000	5,972,486
4.625%, 11/15/16	5,000,000	5,905,470
2.750%, 11/30/16	11,000,000	11,965,932
3.250%, 12/31/16	7,350,000	8,184,916
3.125%, 1/31/17	12,200,000	13,515,306
4.625%, 2/15/17	4,450,000	5,279,854
3.000%, 2/28/17	4,300,000	4,737,392
3.250%, 3/31/17	2,400,000	2,677,500
3.125%, 4/30/17	4,100,000	4,548,437
4.500%, 5/15/17	2,000,000	2,371,094
2.750%, 5/31/17	3,000,000	3,267,891
2.500%, 6/30/17	2,950,000	3,171,250
2.375%, 7/31/17	3,000,000	3,204,375
4.750%, 8/15/17	2,600,000	3,130,561
1.875%, 8/31/17	3,500,000	3,635,625
1.875%, 9/30/17	8,200,000	8,513,265
1.875%, 10/31/17	5,000,000	5,187,890
4.250%, 11/15/17	5,050,000	5,955,844
2.250%, 11/30/17	8,150,000	8,635,178
2.750%, 12/31/17	1,000,000	1,089,922
2.625%, 1/31/18	2,500,000	2,704,882
3.500%, 2/15/18	3,250,000	3,691,542
2.750%, 2/28/18	9,750,000	10,625,219
2.875%, 3/31/18	1,000,000	1,097,656
2.625%, 4/30/18	3,000,000	3,243,750
3.875%, 5/15/18	2,200,000	2,555,265
2.375%, 5/31/18	8,000,000	8,515,600
2.250%, 7/31/18	5,000,000	5,276,560
4.000%, 8/15/18	5,300,000	6,210,937
1.375%, 9/30/18	2,500,000	2,487,890
3.750%, 11/15/18	5,110,000	5,911,233
2.750%, 2/15/19	10,600,000	11,524,193
3.125%, 5/15/19	10,650,000	11,864,760
3.625%, 8/15/19	11,400,000	13,127,807
3.375%, 11/15/19	9,450,000	10,716,886
3.625%, 2/15/20	12,700,000	14,660,563
3.500%, 5/15/20	8,400,000	9,619,932
2.625%, 8/15/20	13,850,000	14,833,572
2.625%, 11/15/20	10,500,000	11,228,437
3.625%, 2/15/21	16,700,000	19,292,408
3.125%, 5/15/21	28,400,000	31,521,728
2.125%, 8/15/21	24,900,000	25,339,734

		917,029,093

Total Government Securities		1,349,247,134

Time Deposit (0.2%)
Financials (0.2%)
Certificates of Deposit (0.2%)
Banco do Brasil S.A.
2.270%, 2/14/14(p)	5,600,000	5,591,768

Total Financials		5,591,768

Total Time Deposits		5,591,768

Total Long-Term Debt Securities (101.6%) (Cost $2,398,525,980)		2,454,577,578

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (0.1%)
Media (0.1%)
Gallery Media Holding Ltd. (ADR)(b)*§†	747	1,307,250
Network Communications, Inc. (ADR)(b)*†	310,800	15,540

Total Common Stocks (0.1%) (Cost $15,540)		1,322,790

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENT:
Certificate of Deposit (0.2%)
Itau Unibanco Holding S.A.
2.99%, 2/6/12 (p)	$4,900,000	$4,876,235

Total Short-Term Investments (0.2%) (Cost $4,871,720)		4,876,235

Total Investments Before Securities Sold Short (101.9%) (Cost $2,403,413,240)		2,460,776,603

SECURITIES SOLD SHORT:
U.S. Government Agency (-0.4%)
Federal National Mortgage Association
4.000%, 10/25/41 TBA	(8,000,000)	(8,385,000)

Total Securities Sold Short (-0.4%) (Proceeds Received $8,308,281)		(8,385,000)

Total Investments after Securities Sold Short (101.5%) (Cost $2,395,104,959)		2,452,391,603
Other Assets Less Liabilities (-1.5%)		(36,577,743)

Net Assets (100%)		$2,415,813,860

#	All, or a portion of security held by broker as collateral for financial futures contracts, with a total collateral value of $1,541,744

†	Securities (totaling $9,160,870 or 0.4% of net assets) at fair value by management.

*	Non-income producing.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2011, the market value of these securities amounted to $255,660,422 or 10.6% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of September 30, 2011.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(p)	Yield to maturity.

Glossary:

ABS	—	Asset-Backed Security
ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CMO	—	Collateralized Mortgage Obligation
DKK	—	Denmark Krone
EUR	—	European Currency Unit
GBP	—	British Pound
PIK	—	Payment-in Kind Security
TBA	—	Security is subject to delayed delivery.

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
90 Day Eurodollar	1,276	June-14	$313,416,258	$314,900,850	$1,484,592
90 Day Eurodollar	213	September-14	51,961,810	52,464,562	502,752
Long Gilt	51	December-11	10,295,234	10,338,027	42,793

					$2,030,137

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

At September 30, 2011, the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Counterparty	Local Contract Buy Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
Canadian Dollar vs. U.S. Dollar, expiring 11/17/11	Royal Bank of Canada	447	$426,128	$455,541	$(29,413)
Canadian Dollar vs. U.S. Dollar, expiring 11/17/11	Royal Bank of Canada	8,643	8,239,433	8,808,153	(568,720)
Chinese Renminbi vs. U.S. Dollar, expiring 11/15/11	Citibank N.A.	14,995	2,349,328	2,356,905	(7,577)
Chinese Renminbi vs. U.S. Dollar, expiring 11/15/11	JPMorgan Chase Bank	6,877	1,077,471	1,070,714	6,757
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	1,575	2,109,996	2,148,221	(38,225)
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	425	569,364	581,942	(12,578)
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	1,125	1,507,140	1,598,771	(91,631)
European Union Euro vs. U.S. Dollar, expiring 10/17/11	JPMorgan Chase Bank	2,550	3,416,031	3,672,026	(255,995)
European Union Euro vs. U.S. Dollar, expiring 1/17/12	JPMorgan Chase Bank	375	502,256	536,224	(33,968)
European Union Euro vs. U.S. Dollar, expiring 1/17/12	JPMorgan Chase Bank	1,900	2,544,765	2,744,641	(199,876)
European Union Euro vs. U.S. Dollar, expiring 3/16/12	JPMorgan Chase Bank	475	636,192	638,367	(2,175)
Korean Won vs. U.S. Dollar, expiring 11/14/11	JPMorgan Chase Bank	5,604,275	4,744,523	5,260,254	(515,731)
Mexican Peso vs. U.S. Dollar, expiring 11/18/11	Morgan Stanley	530	38,027	45,162	(7,135)
Norwegian Krone vs. U.S. Dollar, expiring 10/7/11	Credit Suisse First Boston	7,180	1,222,962	1,228,442	(5,480)
Singapore Dollar vs. U.S. Dollar, expiring 12/9/11	Citibank N.A.	43	33,067	35,869	(2,802)
Taiwan Dollar vs. U.S. Dollar, expiring 1/11/12	JPMorgan Chase Bank	65,481	2,155,245	2,300,000	(144,755)

					$(1,909,304)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
Australian Dollar vs. U.S. Dollar, expiring 10/20/11	JPMorgan Chase Bank	20,629	$20,216,420	$19,919,775	$296,645
British Pound vs. U.S. Dollar, expiring 12/8/11	Barclays Bank plc	758	1,170,213	1,181,292	(11,079)
British Pound vs. U.S. Dollar, expiring 12/8/11	Credit Suisse First Boston	202	315,929	314,804	1,125
British Pound vs. U.S. Dollar, expiring 3/16/12	JPMorgan Chase Bank	1,875	2,952,698	2,919,588	33,110
Canadian Dollar vs. U.S. Dollar, expiring 11/17/11	Royal Bank of Canada	9,045	9,138,265	8,622,663	515,602
Danish Krone vs. U.S. Dollar, expiring 10/7/11	JPMorgan Chase Bank	1,027	195,744	184,894	10,850
Danish Krone vs. U.S. Dollar, expiring 1/3/12	HSBC Bank plc	37,659	6,585,412	6,780,823	(195,411)
Danish Krone vs. U.S. Dollar, expiring 1/3/12	JPMorgan Chase Bank	15,078	2,630,515	2,714,918	(84,403)
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	1,575	2,052,697	2,109,996	(57,299)
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	1,125	1,549,125	1,507,140	41,985
European Union Euro vs. U.S. Dollar, expiring 10/11/11	JPMorgan Chase Bank	425	605,030	569,364	35,666

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Counterparty	Local Contract Sell Amount (000’s)	U.S. $ Current Buy Value	U.S. $ Current Sell Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sell Contracts
European Union Euro vs. U.S. Dollar, expiring 10/17/11	JPMorgan Chase Bank	2,500	$3,584,110	$3,349,050	$235,060
European Union Euro vs. U.S. Dollar, expiring 10/17/11	JPMorgan Chase Bank	50	70,893	66,981	3,912
European Union Euro vs. U.S. Dollar, expiring 10/19/11	Credit Suisse First Boston	5,581	7,792,472	7,476,308	316,164
European Union Euro vs. U.S. Dollar, expiring 10/19/11	Morgan Stanley	5,582	7,778,517	7,477,647	300,870
European Union Euro vs. U.S. Dollar, expiring 11/15/11	JPMorgan Chase Bank	1,487	2,141,355	1,991,703	149,652
European Union Euro vs. U.S. Dollar, expiring 11/15/11	JPMorgan Chase Bank	32	46,155	42,861	3,294
European Union Euro vs. U.S. Dollar, expiring 1/17/12	JPMorgan Chase Bank	7,913	11,148,634	10,598,277	550,357
European Union Euro vs. U.S. Dollar, expiring 3/16/12	JPMorgan Chase Bank	4,875	6,684,956	6,529,331	155,625
Japanese Yen vs. U.S. Dollar, expiring 10/17/11	Citibank N.A.	281,263	3,500,190	3,647,274	(147,084)
Norwegian Krone vs. U.S. Dollar, expiring 10/7/11	JPMorgan Chase Bank	7,096	1,323,881	1,208,655	115,226
Taiwan Dollar vs. U.S. Dollar, expiring 1/11/12	Barclays Bank plc	62,546	2,200,000	2,058,642	141,358

					$2,411,225

					$501,921

Options Written:

Options written through the period ended September 30, 2011 were as follows:

	Total Number of Contracts	Total Premiums Received

Options Outstanding – January 1, 2011	452	$206,136
Options Written	1,939	853,824
Options Terminated in Closing Purchase Transactions	2,231	992,860
Options Expired	160	67,100
Options Exercised	—	—

Options Outstanding – September 30, 2011	—	$—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Asset-Backed and Mortgage-Backed Securities
Asset-Backed Securities	$—	$6,346,353	$3,583,471	$9,929,824
Non-Agency CMO	—	26,048,290	—	26,048,290
Common Stocks
Consumer Discretionary	—	—	1,322,790	1,322,790
Corporate Bonds
Consumer Discretionary	—	82,793,446	3,154,609	85,948,055
Consumer Staples	—	69,468,368	—	69,468,368
Energy	—	83,117,915	—	83,117,915
Financials	—	464,029,456	—	464,029,456
Health Care	—	62,945,063	—	62,945,063
Industrials	—	81,423,026	1,100,000	82,523,026
Information Technology	—	34,964,029	—	34,964,029
Materials	—	72,189,995	—	72,189,995
Telecommunication Services	—	53,891,822	—	53,891,822
Utilities	—	54,682,833	—	54,682,833
Forward Currency Contracts	—	2,913,258	—	2,913,258
Futures	2,030,137	—	—	2,030,137
Government Securities
Agency ABS	—	75,476,974	—	75,476,974
Agency CMO	—	1,362,920	—	1,362,920
Foreign Governments	—	67,717,158	—	67,717,158
Municipal Bonds	—	36,335,567	—	36,335,567
Supranational	—	47,776,594	—	47,776,594
U.S. Government Agencies	—	203,548,828	—	203,548,828
U.S. Treasuries	—	917,029,093	—	917,029,093
Short-Term Investments	—	4,876,235	—	4,876,235
Time Deposits
Certificates of Deposit	—	5,591,768	—	5,591,768

Total Assets	$2,030,137	$2,454,528,991	$9,160,870	$2,465,719,998

Liabilities:
Forward Currency Contracts	$—	$(2,411,337)	$—	$(2,411,337)
Government Securities
U.S. Government Agencies	—	(8,385,000)	—	(8,385,000)

Total Liabilities	$—	$(10,796,337)	—	$(10,796,337)

Total	$2,030,137	$2,443,732,654	$9,160,870	$2,454,923,661

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Long-Term Debt Securities-Asset- Backed Securities	Investments in Corporate Bonds-Consumer Discretionary
Balance as of 12/31/10	$1,904,751	$1,224,469
Total gains or losses (realized/unrealized) included in earnings	(87,404)	542,124
Purchases	3,670,875	1,388,016
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	(1,904,751)	—

Balance as of 9/30/11	$3,583,471	$3,154,609

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$(87,404)	$542,124

	Investments in Corporate Bonds- Health Care	Investments in Corporate Bonds- Industrials
Balance as of 12/31/10	$163,073	$1,100,000
Total gains or losses (realized/unrealized) included in earnings	18,119	—
Purchases	—	—
Sales	(181,192)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/11	$—	$1,100,000

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$—	$—

	Investments in Common Stock-Consumer Discretionary	Investments in Common Stock- Telecommunication Services
Balance as of 12/31/10	$—	$68,720
Total gains or losses (realized/unrealized) included in earnings	1,307,250	77,310
Purchases	15,540	—
Sales	—	(146,030)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/11	$1,322,790	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$1,307,250	$—

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MULTI-SECTOR BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$1,823,272,406
Long-term U.S. Treasury securities	1,506,172,468

$3,329,444,874

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$2,186,071,567
Long-term U.S. Treasury securities	1,273,807,606

$3,459,879,173

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$89,326,583
Aggregate gross unrealized depreciation	(32,481,771)

Net unrealized appreciation	$56,844,812

Federal income tax cost of investments	$2,403,931,791

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.1%)
Auto Components (0.3%)
American Axle & Manufacturing Holdings, Inc.*	5,213	$39,775
Amerigon, Inc.*	8,025	102,158
Cooper Tire & Rubber Co.	22,258	242,390
Dana Holding Corp.*	49,077	515,309
Dorman Products, Inc.*	3,798	125,638
Drew Industries, Inc.	2,679	53,526
Exide Technologies, Inc.*	7,091	28,364
Stoneridge, Inc.*	9,424	49,193
Tenneco, Inc.*	21,556	552,049
Tower International, Inc.*	2,290	23,610

		1,732,012

Automobiles (0.0%)
Winnebago Industries, Inc.*	10,436	72,217

Distributors (0.1%)
Core-Mark Holding Co., Inc.*	578	17,704
Pool Corp.	17,108	447,888

		465,592

Diversified Consumer Services (0.7%)
American Public Education, Inc.*	6,336	215,424
Archipelago Learning, Inc.*	2,536	21,302
Bridgepoint Education, Inc.*	6,429	112,122
Capella Education Co.*	5,652	160,404
Coinstar, Inc.*	11,146	445,840
Grand Canyon Education, Inc.*	10,111	163,293
Hillenbrand, Inc.	22,364	411,497
K12, Inc.*	25,628	652,489
Matthews International Corp., Class A	4,014	123,471
National American University Holdings, Inc.	3,205	22,948
Sotheby’s, Inc.	24,084	663,996
Steiner Leisure Ltd.*	5,337	217,589
Strayer Education, Inc.	4,378	335,661
Universal Technical Institute, Inc.*	7,638	103,800

		3,649,836

Hotels, Restaurants & Leisure (3.5%)
AFC Enterprises, Inc.*	8,812	104,246
Ambassadors Group, Inc.	1,196	6,853
Ameristar Casinos, Inc.	11,531	185,073
Biglari Holdings, Inc.*	42	12,448
BJ’s Restaurants, Inc.*	17,844	787,099
Bravo Brio Restaurant Group, Inc.*	63,063	1,049,368
Buffalo Wild Wings, Inc.*	6,509	389,238
Caribou Coffee Co., Inc.*	93,872	1,109,567
Carrols Restaurant Group, Inc.*	4,538	40,388
CEC Entertainment, Inc.	7,090	201,852
Cheesecake Factory, Inc.*	20,523	505,892
Churchill Downs, Inc.	1,167	45,548
Country Style Cooking Restaurant Chain Co., Ltd. (ADR)*	71,379	825,855
Cracker Barrel Old Country Store, Inc.	7,692	308,295
Denny’s Corp.*	25,078	83,510
DineEquity, Inc.*	5,472	210,617
Domino’s Pizza, Inc.*	8,422	229,500
Dunkin’ Brands Group, Inc.*	82,014	2,271,788
Einstein Noah Restaurant Group, Inc.	1,820	23,351
Interval Leisure Group, Inc.*	14,207	189,237
Jack in the Box, Inc.*	872	17,370
Jamba, Inc.*	24,224	31,249
Krispy Kreme Doughnuts, Inc.*	21,039	143,486
Lakes Entertainment, Inc.*	53,886	131,482
Life Time Fitness, Inc.*	13,602	501,234
Morgans Hotel Group Co.*	2,739	16,407
P.F. Chang’s China Bistro, Inc.	94,789	2,582,052
Papa John’s International, Inc.*	7,021	213,438
Peet’s Coffee & Tea, Inc.*	24,776	1,378,537
Pinnacle Entertainment, Inc.*	1,296	11,768
Red Robin Gourmet Burgers, Inc.*	4,169	100,431
Ruth’s Hospitality Group, Inc.*	2,401	10,300
Scientific Games Corp., Class A*	11,024	78,491
Shuffle Master, Inc.*	15,364	129,211
Six Flags Entertainment Corp.	14,801	410,284
Sonic Corp.*	22,098	156,233
Texas Roadhouse, Inc.	21,034	278,069
Town Sports International Holdings, Inc.*	3,037	22,049
Vail Resorts, Inc.	89,657	3,388,138

		18,179,954

Household Durables (0.7%)
American Greetings Corp., Class A	880	16,280
Brookfield Incorporacoes S.A.	416,884	1,230,531
Ethan Allen Interiors, Inc.	3,083	41,960
iRobot Corp.*	93,669	2,356,712
Libbey, Inc.*	7,030	74,096
Skullcandy, Inc.*	1,117	15,783
Universal Electronics, Inc.*	2,010	32,944
Zagg, Inc.*	8,040	79,757

		3,848,063

Internet & Catalog Retail (1.7%)
Blue Nile, Inc.*	87,029	3,070,383
Geeknet, Inc.*	1,542	31,179
HSN, Inc.*	14,191	470,148
MakeMyTrip Ltd.*	91,369	2,017,427
Nutrisystem, Inc.	9,506	115,118
Ocado Group plc*	748,991	1,095,208
Overstock.com, Inc.*	4,221	39,129
PetMed Express, Inc.	7,814	70,326
Shutterfly, Inc.*	50,877	2,095,115
U.S. Auto Parts Network, Inc.*	5,340	27,074
Valuevision Media, Inc., Class A*	11,676	27,555

		9,058,662

Leisure Equipment & Products (0.5%)
Brunswick Corp.	31,525	442,611
Marine Products Corp.*	2,106	7,202
Smith & Wesson Holding Corp.*	6,755	17,023
Sturm Ruger & Co., Inc.	6,684	173,650
Universal Entertainment Corp.	69,300	2,062,745

		2,703,231

Media (1.5%)
Arbitron, Inc.	9,625	318,395
Belo Corp., Class A	9,964	48,724
Cinemark Holdings, Inc.	29,997	566,343
Crown Media Holdings, Inc., Class A*	2,058	2,943
Cumulus Media, Inc., Class A*	2,666	7,571
Entravision Communications Corp., Class A*	11,354	11,581
Global Sources Ltd.*	3,683	24,934
interCLICK, Inc.*	7,337	40,720
Knology, Inc.*	9,982	129,566
Lamar Advertising Co., Class A*	96,660	1,646,120
LIN TV Corp., Class A*	779	1,698
Lions Gate Entertainment Corp.*	15,957	110,103
MDC Partners, Inc., Class A	8,895	128,266
Morningstar, Inc.	44,583	2,516,265

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
National CineMedia, Inc.	19,536	$283,467
Nexstar Broadcasting Group, Inc., Class A*	751	4,964
Pandora Media, Inc.*	87,827	1,286,666
ReachLocal, Inc.*	3,568	38,784
Rentrak Corp.*	3,465	43,624
Sinclair Broadcast Group, Inc., Class A	1,316	9,436
Valassis Communications, Inc.*	17,570	329,262
Value Line, Inc.	550	6,320
World Wrestling Entertainment, Inc., Class A	8,684	77,375

		7,633,127

Multiline Retail (0.0%)
99 Cents Only Stores*	1,981	36,490
Gordmans Stores, Inc.*	1,797	21,510

		58,000

Specialty Retail (1.7%)
Aeropostale, Inc.*	28,475	307,815
America’s Car-Mart, Inc.*	1,542	44,749
ANN, Inc.*	18,449	421,375
Ascena Retail Group, Inc.*	22,330	604,473
Body Central Corp.*	70,129	1,273,543
Buckle, Inc.	9,569	368,024
Cato Corp., Class A	9,905	223,457
Citi Trends, Inc.*	65,996	776,773
Conn’s, Inc.*	454	3,260
Cost Plus, Inc.*	4,267	26,882
Destination Maternity Corp.	3,844	49,472
Express, Inc.	19,616	398,009
Finish Line, Inc., Class A	5,672	113,383
Francesca’s Holdings Corp.*	4,649	98,605
Genesco, Inc.*	832	42,873
GNC Holdings, Inc., Class A*	8,130	163,576
hhgregg, Inc.*	403	3,929
Hibbett Sports, Inc.*	26,532	899,170
Jos. A. Bank Clothiers, Inc.*	9,832	458,466
Lumber Liquidators Holdings, Inc.*	8,282	125,058
Men’s Wearhouse, Inc.	3,151	82,178
Monro Muffler Brake, Inc.	10,816	356,604
New York & Co., Inc.*	775	2,472
Pier 1 Imports, Inc.*	10,908	106,680
Rue21, Inc.*	5,341	121,187
Select Comfort Corp.*	62,051	866,852
Systemax, Inc.*	312	3,969
Teavana Holdings, Inc.*	789	16,048
Vitamin Shoppe, Inc.*	8,794	329,247
Winmark Corp.	791	36,560
Zumiez, Inc.*	35,317	618,401

		8,943,090

Textiles, Apparel & Luxury Goods (3.4%)
Carter’s, Inc.*	15,179	463,567
Cherokee, Inc.	2,513	32,292
Columbia Sportswear Co.	2,947	136,741
Crocs, Inc.*	30,380	719,095
Delta Apparel, Inc.*	222	3,496
G-III Apparel Group Ltd.*	206,316	4,716,384
Iconix Brand Group, Inc.*	253,500	4,005,300
Kenneth Cole Productions, Inc., Class A*	972	10,429
Liz Claiborne, Inc.*	1,941	9,705
Maidenform Brands, Inc.*	38,968	912,241
Oxford Industries, Inc.	4,536	155,585
Perry Ellis International, Inc.*	250,650	4,712,220
R.G. Barry Corp.	276	2,926
Steven Madden Ltd.*	13,457	405,056
True Religion Apparel, Inc.*	9,114	245,713
Vera Bradley, Inc.*	7,094	255,739
Warnaco Group, Inc.*	13,182	607,558
Wolverine World Wide, Inc.	17,669	587,494

		17,981,541

Total Consumer Discretionary		74,325,325

Consumer Staples (1.9%)
Beverages (0.1%)
Boston Beer Co., Inc., Class A*	2,906	211,266
Coca-Cola Bottling Co. Consolidated	1,633	90,566
Craft Brewers Alliance, Inc.*	1,160	6,508
Heckmann Corp.*	15,888	84,047
National Beverage Corp.	3,886	58,912
Primo Water Corp.*	3,415	19,261

		470,560

Food & Staples Retailing (0.8%)
Arden Group, Inc., Class A	248	19,716
Casey’s General Stores, Inc.	13,485	588,620
Chefs’ Warehouse Holdings LLC*	2,001	23,532
Fresh Market, Inc.*	9,977	380,722
Pantry, Inc.*	580	7,036
Pricesmart, Inc.	32,760	2,041,603
Rite Aid Corp.*	14,540	14,249
Ruddick Corp.	9,399	366,467
United Natural Foods, Inc.*	17,237	638,459

		4,080,404

Food Products (0.5%)
Alico, Inc.	531	10,429
B&G Foods, Inc.	9,847	164,248
Calavo Growers, Inc.	4,240	87,005
Cal-Maine Foods, Inc.	268	8,423
Darling International, Inc.*	41,653	524,411
Diamond Foods, Inc.	7,852	626,511
Dole Food Co., Inc.*	2,368	23,680
Hain Celestial Group, Inc.*	3,140	95,927
J&J Snack Foods Corp.	5,092	244,671
Lancaster Colony Corp.	6,637	404,923
Lifeway Foods, Inc.*	1,561	16,656
Limoneira Co.	2,744	39,184
Omega Protein Corp.*	668	6,066
Smart Balance, Inc.*	10,077	59,454
Tootsie Roll Industries, Inc.	7,818	188,570
TreeHouse Foods, Inc.*	7,420	458,853

		2,959,011

Household Products (0.1%)
Oil-Dri Corp. of America	297	5,518
Spectrum Brands Holdings, Inc.*	4,711	111,274
WD-40 Co.	6,030	240,235

		357,027

Personal Products (0.4%)
Elizabeth Arden, Inc.*	7,076	201,241
Female Health Co.	6,628	27,042
Inter Parfums, Inc.	60,058	927,896
Medifast, Inc.*	4,911	79,313
Nature’s Sunshine Products, Inc.*	3,968	55,869
Nu Skin Enterprises, Inc., Class A	19,519	790,910
Schiff Nutrition International, Inc.*	1,076	11,922
Synutra International, Inc.*	6,177	32,862
USANA Health Sciences, Inc.*	2,425	66,688

		2,193,743

Tobacco (0.0%)
Star Scientific, Inc.*	33,712	77,875

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Vector Group Ltd.	11,318	$194,442

		272,317

Total Consumer Staples		10,333,062

Energy (5.8%)
Energy Equipment & Services (1.2%)
Basic Energy Services, Inc.*	8,649	122,470
C&J Energy Services, Inc.*	171,710	2,822,912
Cal Dive International, Inc.*	21,053	40,211
Complete Production Services, Inc.*	27,987	527,555
Dawson Geophysical Co.*	781	18,416
Dril-Quip, Inc.*	12,213	658,403
Geokinetics, Inc.*	3,794	9,181
Global Geophysical Services, Inc.*	77,277	615,898
Gulf Island Fabrication, Inc.	753	15,572
Gulfmark Offshore, Inc., Class A*	1,514	55,019
ION Geophysical Corp.*	46,338	219,179
Key Energy Services, Inc.*	39,921	378,850
Lufkin Industries, Inc.	10,827	576,105
Matrix Service Co.*	1,525	12,978
Mitcham Industries, Inc.*	2,226	24,931
Newpark Resources, Inc.*	2,197	13,380
OYO Geospace Corp.*	1,556	87,587
Pioneer Drilling Co.*	17,284	124,099
RigNet, Inc.*	2,050	32,862
Tesco Corp.*	8,735	101,326
TETRA Technologies, Inc.*	2,918	22,527
Willbros Group, Inc.*	2,655	11,071

		6,490,532

Oil, Gas & Consumable Fuels (4.6%)
Abraxas Petroleum Corp.*	1,474,522	3,892,738
Alon USA Energy, Inc.	3,088	18,929
Amyris, Inc.*	6,314	127,795
Apco Oil and Gas International, Inc.	3,261	242,684
Approach Resources, Inc.*	5,762	97,896
ATP Oil & Gas Corp.*	15,967	123,106
Berry Petroleum Co., Class A	18,319	648,126
Bill Barrett Corp.*	1,287	46,641
BPZ Resources, Inc.*	8,534	23,639
Brigham Exploration Co.*	115,790	2,924,855
Callon Petroleum Co.*	14,041	54,339
Carrizo Oil & Gas, Inc.*	13,804	297,476
Cheniere Energy, Inc.*	29,518	152,018
Clayton Williams Energy, Inc.*	2,119	90,714
Clean Energy Fuels Corp.*	17,781	197,725
Cloud Peak Energy, Inc.*	4,494	76,173
Contango Oil & Gas Co.*	4,363	238,700
Crosstex Energy, Inc.	12,939	174,418
CVR Energy, Inc.*	31,288	661,428
Energy XXI Bermuda Ltd.*	26,730	573,359
Evolution Petroleum Corp.*	5,609	39,600
FX Energy, Inc.*	18,782	77,570
GeoResources, Inc.*	2,801	49,830
Gevo, Inc.*	2,100	11,697
GMX Resources, Inc.*	6,904	15,672
Golar LNG Ltd.	14,236	452,420
Goodrich Petroleum Corp.*	9,284	109,737
Gulfport Energy Corp.*	14,917	360,693
Hallador Energy Co.	1,347	11,530
Houston American Energy Corp.	5,754	79,175
Hyperdynamics Corp.*	55,796	206,445
Isramco, Inc.*	374	21,613
KiOR, Inc., Class A*	2,094	43,430
Kodiak Oil & Gas Corp.*	175,330	913,469
Magnum Hunter Resources Corp.*	1,051,866	3,481,676
McMoRan Exploration Co.*	35,041	347,957
Northern Oil and Gas, Inc.*	22,393	434,200
Oasis Petroleum, Inc.*	21,169	472,704
Panhandle Oil and Gas, Inc., Class A	2,557	72,542
Patriot Coal Corp.*	30,085	254,519
PetroQuest Energy, Inc.*	4,657	25,614
Rentech, Inc.*	79,931	62,362
Resolute Energy Corp.*	16,497	187,406
Rex Energy Corp.*	82,977	1,049,659
Rosetta Resources, Inc.*	18,841	644,739
Solazyme, Inc.*	3,008	28,907
Stone Energy Corp.*	17,359	281,389
Syntroleum Corp.*	30,051	25,847
Targa Resources Corp.	5,777	171,866
Triangle Petroleum Corp.*	7,318	26,272
Uranerz Energy Corp.*	23,031	31,552
Uranium Energy Corp.*	25,572	70,067
Uranium Resources, Inc.*	33,344	22,724
Ur-Energy, Inc.*	29,967	26,970
VAALCO Energy, Inc.*	2,368	11,508
Venoco, Inc.*	2,496	21,990
Voyager Oil & Gas, Inc.*	12,078	25,364
W&T Offshore, Inc.	12,480	171,725
Warren Resources, Inc.*	4,239	10,174
Western Refining, Inc.*	17,500	218,050
Westmoreland Coal Co.*	934	7,248
World Fuel Services Corp.	98,980	3,231,697
Zion Oil & Gas, Inc.*	10,052	19,702

		24,492,070

Total Energy		30,982,602

Financials (4.7%)
Capital Markets (1.2%)
Artio Global Investors, Inc.	10,258	81,654
BGC Partners, Inc., Class A	27,073	163,250
CETIP S.A.	73,365	862,704
Cohen & Steers, Inc.	5,290	152,087
Diamond Hill Investment Group, Inc.	916	63,561
Duff & Phelps Corp., Class A	10,860	115,768
Epoch Holding Corp.	5,259	71,365
Evercore Partners, Inc., Class A	7,543	171,980
Fidus Investment Corp.	291	3,664
Financial Engines, Inc.*	130,955	2,371,595
GAMCO Investors, Inc., Class A	1,522	59,952
Greenhill & Co., Inc.	59,373	1,697,474
HFF, Inc., Class A*	10,357	90,520
ICG Group, Inc.*	960	8,842
Ladenburg Thalmann Financial Services, Inc.*	37,902	58,748
Pzena Investment Management, Inc., Class A	3,307	10,847
Stifel Financial Corp.*	7,557	200,714
Virtus Investment Partners, Inc.*	1,843	98,822
Westwood Holdings Group, Inc.	2,217	76,597

		6,360,144

Commercial Banks (0.4%)
Arrow Financial Corp.	347	7,723
Bancorp, Inc./Delaware*	55,262	395,676
Bank of the Ozarks, Inc.	1,410	29,511
Bridge Bancorp, Inc.	732	13,395
Bryn Mawr Bank Corp.	885	14,664
Enterprise Financial Services Corp.	769	10,451
First Financial Bankshares, Inc.	5,107	133,599
Hampton Roads Bankshares, Inc.*	3,481	16,361
Home Bancshares, Inc./Arkansas	8,100	171,882

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Investors Bancorp, Inc.*	2,379	$30,047
Signature Bank/New York*	16,412	783,345
SVB Financial Group*	3,420	126,540
SY Bancorp, Inc.	682	12,699
Taylor Capital Group, Inc.*	1,161	7,454
Westamerica Bancorp	4,612	176,732

		1,930,079

Consumer Finance (0.5%)
Advance America Cash Advance Centers, Inc.	2,479	18,246
Cash America International, Inc.	3,534	180,800
Credit Acceptance Corp.*	2,391	153,885
DFC Global Corp.*	40,204	878,457
EZCORP, Inc., Class A*	16,705	476,761
First Cash Financial Services, Inc.*	11,152	467,826
Imperial Holdings, Inc.*	5,290	12,696
Netspend Holdings, Inc.*	10,601	54,489
World Acceptance Corp.*	5,354	299,556

		2,542,716

Diversified Financial Services (0.3%)
Encore Capital Group, Inc.*	5,773	126,140
MarketAxess Holdings, Inc.	26,483	689,088
Pico Holdings, Inc.*	20,850	427,633
PICO Holdings, Inc.*	3,161	64,832
Portfolio Recovery Associates, Inc.*	6,081	378,360

		1,686,053

Insurance (0.5%)
Amtrust Financial Services, Inc.	1,085	24,152
Crawford & Co., Class B	9,254	49,601
Flagstone Reinsurance Holdings S.A.	1,019	7,897
Greenlight Capital Reinsurance Ltd., Class A*	121,740	2,524,888
Hallmark Financial Services*	1,613	11,888
State Auto Financial Corp.	565	7,430

		2,625,856

Real Estate Investment Trusts (REITs) (1.4%)
Acadia Realty Trust (REIT)	2,888	54,006
AG Mortgage Investment Trust, Inc.	310	5,797
Alexander’s, Inc. (REIT)	731	263,906
American Assets Trust, Inc. (REIT)	10,866	195,045
American Campus Communities, Inc. (REIT)	10,690	397,775
American Capital Mortgage Investment Corp.	380	6,346
Associated Estates Realty Corp. (REIT)	821	12,693
CBL & Associates Properties, Inc. (REIT)	16,603	188,610
Cogdell Spencer, Inc. (REIT)	4,200	15,834
DuPont Fabros Technology, Inc. (REIT)	8,055	158,603
EastGroup Properties, Inc. (REIT)	4,430	168,960
Equity Lifestyle Properties, Inc. (REIT)	7,527	471,943
Extra Space Storage, Inc. (REIT)	13,074	243,569
FelCor Lodging Trust, Inc. (REIT)*	22,386	52,159
Getty Realty Corp. (REIT)	4,295	61,934
Gladstone Commercial Corp. (REIT)	1,683	26,389
Glimcher Realty Trust (REIT)	33,036	233,895
Highwoods Properties, Inc. (REIT)	19,580	553,331
Home Properties, Inc. (REIT)	17,111	971,220
Investors Real Estate Trust (REIT)	5,498	39,585
Kilroy Realty Corp. (REIT)	10,156	317,883
LTC Properties, Inc. (REIT)	1,997	50,564
Mid-America Apartment Communities, Inc. (REIT)	13,096	788,641
National Health Investors, Inc. (REIT)	3,791	159,715
Newcastle Investment Corp. (REIT)	34,593	140,793
Omega Healthcare Investors, Inc. (REIT)	34,057	542,528
Potlatch Corp. (REIT)	7,659	241,412
PS Business Parks, Inc. (REIT)	1,287	63,758
Sabra Health Care REIT, Inc. (REIT)	3,293	31,415
Saul Centers, Inc. (REIT)	2,629	88,886
Strategic Hotels & Resorts, Inc. (REIT)*	15,938	68,693
Tanger Factory Outlet Centers (REIT)	30,603	795,984
Universal Health Realty Income Trust (REIT)	2,206	74,144
Urstadt Biddle Properties, Inc. (REIT), Class A	1,000	15,970
Washington Real Estate Investment Trust (REIT)	5,927	167,023

		7,669,009

Real Estate Management & Development (0.3%)
Altisource Portfolio Solutions S.A.*	27,627	977,719
Consolidated-Tomoka Land Co.	10,761	282,584
Tejon Ranch Co.*	5,077	121,188

		1,381,491

Thrifts & Mortgage Finance (0.1%)
Apollo Residential Mortgage, Inc.*	2,401	39,376
BofI Holding, Inc.*	237	3,190
Clifton Savings Bancorp, Inc.	330	3,023
First PacTrust Bancorp, Inc.	30,000	339,900
TrustCo Bank Corp./New York	1,774	7,912
Walker & Dunlop, Inc.*	3,769	43,796
Westfield Financial, Inc.	2,851	18,788

		455,985

Total Financials		24,651,333

Health Care (16.7%)
Biotechnology (3.0%)
Abcam plc	212,520	1,196,699
Achillion Pharmaceuticals, Inc.*	16,622	78,456
Acorda Therapeutics, Inc.*	13,958	278,602
Affymax, Inc.*	6,255	28,022
Alkermes plc*	33,750	515,025
Allos Therapeutics, Inc.*	23,088	42,482
Alnylam Pharmaceuticals, Inc.*	13,212	86,803
AMAG Pharmaceuticals, Inc.*	934	13,786
Amarin Corp. plc (ADR)*	44,252	407,118
Amicus Therapeutics, Inc.*	5,462	20,974
Anacor Pharmaceuticals, Inc.*	3,522	20,075
Anthera Pharmaceuticals, Inc.*	7,262	34,640
Ardea Biosciences, Inc.*	6,014	93,939
Arena Pharmaceuticals, Inc.*	4,661	6,758
ARIAD Pharmaceuticals, Inc.*	46,740	410,845
ArQule, Inc.*	19,026	96,081
Array BioPharma, Inc.*	9,709	19,030
Astex Pharmaceuticals*	1,201	2,306
AVEO Pharmaceuticals, Inc.*	11,235	172,907
AVI BioPharma, Inc.*	47,950	53,704
BioCryst Pharmaceuticals, Inc.*	10,439	28,812
BioMimetic Therapeutics, Inc.*	2,986	9,854
BioSante Pharmaceuticals, Inc.*	39,593	90,272
Biospecifics Technologies Corp.*	1,743	28,132
Biotime, Inc.*	8,585	37,860

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cell Therapeutics, Inc.*	58,522	$62,033
Celldex Therapeutics, Inc.*	2,653	6,062
Cepheid, Inc.*	21,969	853,056
Chelsea Therapeutics International Ltd.*	19,165	69,952
Cleveland Biolabs, Inc.*	9,483	24,087
Codexis, Inc.*	8,703	39,773
Cubist Pharmaceuticals, Inc.*	21,329	753,340
Curis, Inc.*	19,653	62,103
Cytori Therapeutics, Inc.*	12,825	37,834
DUSA Pharmaceuticals, Inc.*	8,681	32,120
Dyax Corp.*	29,444	37,099
Dynavax Technologies Corp.*	43,443	80,804
Emergent Biosolutions, Inc.*	8,679	133,917
Enzon Pharmaceuticals, Inc.*	1,005	7,075
Exact Sciences Corp.*	13,003	86,210
Exelixis, Inc.*	45,782	249,970
Genomic Health, Inc.*	38,363	843,219
Geron Corp.*	10,591	22,453
GTx, Inc.*	8,136	27,256
Halozyme Therapeutics, Inc.*	29,330	180,086
Horizon Pharma, Inc.*	1,189	8,311
Idenix Pharmaceuticals, Inc.*	5,675	28,318
Immunogen, Inc.*	18,980	208,021
Immunomedics, Inc.*	23,674	75,757
Incyte Corp.*	31,306	437,345
Infinity Pharmaceuticals, Inc.*	6,669	47,016
Inhibitex, Inc.*	16,800	41,328
InterMune, Inc.*	8,829	178,346
Ironwood Pharmaceuticals, Inc.*	145,894	1,575,655
Isis Pharmaceuticals, Inc.*	35,608	241,422
Keryx Biopharmaceuticals, Inc.*	24,692	74,076
Lexicon Pharmaceuticals, Inc.*	21,667	19,931
Ligand Pharmaceuticals, Inc., Class B*	7,059	96,567
MannKind Corp.*	27,627	104,706
Medivation, Inc.*	11,066	187,901
Metabolix, Inc.*	8,914	39,043
Micromet, Inc.*	16,938	81,302
Momenta Pharmaceuticals, Inc.*	16,518	189,957
Nabi Biopharmaceuticals*	15,519	26,072
Neurocrine Biosciences, Inc.*	12,870	76,963
Novavax, Inc.*	24,011	38,658
NPS Pharmaceuticals, Inc.*	133,941	871,956
Nymox Pharmaceutical Corp.*	5,929	48,499
OncoGenex Pharmaceutical, Inc.*	3,429	33,604
Oncothyreon, Inc.*	10,610	63,448
Onyx Pharmaceuticals, Inc.*	22,592	677,986
Opko Health, Inc.*	39,024	168,974
Orexigen Therapeutics, Inc.*	11,251	22,389
Osiris Therapeutics, Inc.*	6,026	30,853
PDL BioPharma, Inc.	40,718	225,985
Peregrine Pharmaceuticals, Inc.*	26,890	29,310
Pharmacyclics, Inc.*	16,434	194,414
PharmAthene, Inc.*	12,632	22,232
Progenics Pharmaceuticals, Inc.*	7,736	44,405
Raptor Pharmaceutical Corp.*	16,168	72,918
Rigel Pharmaceuticals, Inc.*	18,425	135,608
Sangamo BioSciences, Inc.*	18,862	82,050
Savient Pharmaceuticals, Inc.*	18,187	74,567
Sciclone Pharmaceuticals, Inc.*	12,697	48,375
Seattle Genetics, Inc.*	34,209	652,023
SIGA Technologies, Inc.*	12,281	40,159
Spectrum Pharmaceuticals, Inc.*	18,286	139,522
Sunesis Pharmaceuticals, Inc.*	9,304	11,444
Synta Pharmaceuticals Corp.*	8,330	27,072
Targacept, Inc.*	9,871	148,065
Theravance, Inc.*	20,416	411,178
Trius Therapeutics, Inc.*	2,709	17,067
Vanda Pharmaceuticals, Inc.*	9,548	47,263
Vical, Inc.*	23,064	57,199
Zalicus, Inc.*	16,593	16,271
ZIOPHARM Oncology, Inc.*	20,395	89,942
Zogenix, Inc.*	6,561	12,007

		15,675,111

Health Care Equipment & Supplies (3.3%)
Abaxis, Inc.*	8,069	184,861
ABIOMED, Inc.*	11,302	124,661
Accuray, Inc.*	21,543	86,603
Align Technology, Inc.*	21,767	330,205
Alimera Sciences, Inc.*	3,945	31,560
Analogic Corp.	3,287	149,263
Antares Pharma, Inc.*	31,378	72,797
ArthroCare Corp.*	9,671	278,235
AtriCure, Inc.*	4,953	48,242
Atrion Corp.	554	114,894
Bacterin International Holdings, Inc.*	7,575	15,150
Biolase Technology, Inc.*	2,384	7,152
Cardiovascular Systems, Inc.*	5,006	57,018
Cerus Corp.*	14,915	31,620
Conceptus, Inc.*	10,961	114,762
CryoLife, Inc.*	846	3,799
Cyberonics, Inc.*	10,041	284,160
Delcath Systems, Inc.*	16,751	55,948
DexCom, Inc.*	70,256	843,072
DynaVox, Inc., Class A*	2,493	8,975
Endologix, Inc.*	154,781	1,554,001
Exactech, Inc.*	2,090	29,427
Gen-Probe, Inc.*	52,311	2,994,805
Haemonetics Corp.*	9,141	534,566
Hansen Medical, Inc.*	16,811	55,813
HeartWare International, Inc.*	4,256	274,129
ICU Medical, Inc.*	1,029	37,867
Insulet Corp.*	33,987	518,642
Integra LifeSciences Holdings Corp.*	7,401	264,734
Invacare Corp.	638	14,699
IRIS International, Inc.*	4,349	39,011
Kensey Nash Corp.*	3,025	74,112
MAKO Surgical Corp.*	11,386	389,629
Masimo Corp.	18,676	404,335
Medical Action Industries, Inc.*	2,428	12,261
Meridian Bioscience, Inc.	14,524	228,608
Merit Medical Systems, Inc.*	48,401	635,989
Natus Medical, Inc.*	5,529	52,581
Neogen Corp.*	8,219	285,364
Neoprobe Corp.*	33,383	98,814
NuVasive, Inc.*	14,039	239,646
NxStage Medical, Inc.*	41,621	868,214
OraSure Technologies, Inc.*	61,194	487,104
Orthofix International N.V.*	6,384	220,312
Palomar Medical Technologies, Inc.*	39,200	308,896
Quidel Corp.*	10,176	166,581
Rockwell Medical Technologies, Inc.*	5,711	46,602
RTI Biologics, Inc.*	1,233	4,057
SonoSite, Inc.*	4,944	150,001
Spectranetics Corp.*	11,800	84,252
STAAR Surgical Co.*	38,408	299,582
Stereotaxis, Inc.*	15,633	17,353
STERIS Corp.	21,086	617,187
Symmetry Medical, Inc.*	3,131	24,171
Synergetics USA, Inc.*	7,721	41,616

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Synovis Life Technologies, Inc.*	43,720	$730,124
Tornier N.V.*	3,755	76,940
TranS1, Inc.*	165,500	496,500
Unilife Corp.*	20,272	85,142
Uroplasty, Inc.*	6,391	30,996
Vascular Solutions, Inc.*	6,135	70,246
Volcano Corp.*	18,589	550,792
West Pharmaceutical Services, Inc.	6,485	240,593
Young Innovations, Inc.	740	21,090
Zoll Medical Corp.*	7,773	293,353

		17,513,714

Health Care Providers & Services (4.2%)
Accretive Health, Inc.*	90,772	1,927,090
Air Methods Corp.*	80,608	5,132,311
Alliance HealthCare Services, Inc.*	8,858	10,098
AMN Healthcare Services, Inc.*	6,437	25,812
Bio-Reference Labs, Inc.*	8,798	161,971
BioScrip, Inc.*	846,986	5,386,831
Capital Senior Living Corp.*	3,105	19,158
CardioNet, Inc.*	2,244	6,732
Centene Corp.*	11,058	317,033
Chemed Corp.	7,558	415,388
Chindex International, Inc.*	1,860	16,387
Continucare Corp.*	8,200	52,316
Corvel Corp.*	2,193	93,202
Emeritus Corp.*	10,944	154,310
Ensign Group, Inc.	5,837	134,893
ExamWorks Group, Inc.*	9,675	98,492
Hanger Orthopedic Group, Inc.*	6,282	118,667
Healthspring, Inc.*	13,066	476,386
HMS Holdings Corp.*	143,923	3,510,282
IPC The Hospitalist Co., Inc.*	5,781	206,324
Landauer, Inc.	3,357	166,306
LCA-Vision, Inc.*	63,683	136,282
LHC Group, Inc.*	361	6,159
MedQuist Holdings, Inc.*	88,354	667,956
Metropolitan Health Networks, Inc.*	14,419	65,462
Molina Healthcare, Inc.*	6,059	93,551
MWI Veterinary Supply, Inc.*	10,825	744,976
National Research Corp.	658	21,806
Owens & Minor, Inc.	18,460	525,741
Providence Service Corp.*	1,092	11,630
PSS World Medical, Inc.*	19,711	388,110
RadNet, Inc.*	10,803	26,359
Select Medical Holdings Corp.*	3,506	23,385
Skilled Healthcare Group, Inc., Class A*	477	1,722
Sunrise Senior Living, Inc.*	15,486	71,700
Team Health Holdings, Inc.*	9,540	156,647
U.S. Physical Therapy, Inc.	4,203	77,840
Vanguard Health Systems, Inc.*	3,734	37,937
WellCare Health Plans, Inc.*	15,098	573,422

		22,060,674

Health Care Technology (2.1%)
athenahealth, Inc.*	94,407	5,621,937
Computer Programs & Systems, Inc.	13,859	916,773
Epocrates, Inc.*	41,153	370,789
HealthStream, Inc.*	5,448	69,898
MedAssets, Inc.*	14,079	135,299
Medidata Solutions, Inc.*	7,539	123,941
Merge Healthcare, Inc.*	438,505	2,670,495
Omnicell, Inc.*	5,573	76,796
Quality Systems, Inc.	6,903	669,591
Transcend Services, Inc.*	15,197	342,540

		10,998,059

Life Sciences Tools & Services (1.3%)
BG Medicine, Inc.*	2,180	7,739
Caliper Life Sciences, Inc.*	16,845	176,367
Complete Genomics, Inc.*	3,527	20,704
Enzo Biochem, Inc.*	1,611	4,140
eResearchTechnology, Inc.*	8,750	39,025
Fluidigm Corp.*	65,375	910,674
Harvard Bioscience, Inc.*	652	2,751
Luminex Corp.*	13,330	295,526
Medtox Scientific, Inc.	2,621	34,309
Pacific Biosciences of California, Inc.*	2,812	9,027
PAREXEL International Corp.*	18,940	358,534
Sequenom, Inc.*	24,193	123,142
Techne Corp.	72,002	4,896,856

		6,878,794

Pharmaceuticals (2.8%)
Acura Pharmaceuticals, Inc.*	4,413	15,004
Aegerion Pharmaceuticals, Inc.*	3,373	42,736
Akorn, Inc.*	148,762	1,161,831
Ampio Pharmaceuticals, Inc.*	6,960	46,284
Auxilium Pharmaceuticals, Inc.*	16,910	253,481
AVANIR Pharmaceuticals, Inc., Class A*	39,916	114,160
Cadence Pharmaceuticals, Inc.*	13,603	89,100
Columbia Laboratories, Inc.*	21,072	41,090
Corcept Therapeutics, Inc.*	14,570	45,167
Depomed, Inc.*	829,882	4,481,363
Durect Corp.*	27,526	44,317
Endocyte, Inc.*	6,116	64,830
Hi-Tech Pharmacal Co., Inc.*	1,096	36,826
Impax Laboratories, Inc.*	226,571	4,057,887
ISTA Pharmaceuticals, Inc.*	11,813	40,755
Jazz Pharmaceuticals, Inc.*	7,844	325,683
KV Pharmaceutical Co., Class A*	12,240	16,524
Lannett Co., Inc.*	1,683	6,446
MAP Pharmaceuticals, Inc.*	7,834	114,533
Medicines Co.*	11,002	163,710
Medicis Pharmaceutical Corp., Class A	18,067	659,084
Nektar Therapeutics*	24,980	121,153
Neostem, Inc.*	14,201	9,231
Obagi Medical Products, Inc.*	6,569	59,581
Optimer Pharmaceuticals, Inc.*	56,278	778,887
Pacira Pharmaceuticals, Inc.*	1,733	17,209
Pain Therapeutics, Inc.*	13,131	62,503
Par Pharmaceutical Cos., Inc.*	8,967	238,701
Pernix Therapeutics Holdings*	1,483	13,080
Pozen, Inc.*	9,564	23,049
Questcor Pharmaceuticals, Inc.*	18,936	516,195
Sagent Pharmaceuticals, Inc.*	18,313	370,655
Salix Pharmaceuticals Ltd.*	20,781	615,118
Santarus, Inc.*	18,700	52,173
Sucampo Pharmaceuticals, Inc., Class A*	4,180	15,591
Transcept Pharmaceuticals, Inc.*	1,482	9,811
Vivus, Inc.*	31,586	254,899
XenoPort, Inc.*	10,412	61,431

		15,040,078

Total Health Care		88,166,430

Industrials (12.9%)
Aerospace & Defense (0.6%)
AAR Corp.	3,587	59,795
Aerovironment, Inc.*	6,023	169,548
American Science & Engineering, Inc.	3,257	198,840
Astronics Corp.*	3,344	94,468

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Astronics Corp., Class B*	335	$9,229
Cubic Corp.	2,519	98,417
DigitalGlobe, Inc.*	12,456	242,020
GenCorp, Inc.*	15,364	68,984
GeoEye, Inc.*	414	11,737
HEICO Corp.	14,843	730,869
Hexcel Corp.*	29,474	653,144
LMI Aerospace, Inc.*	1,618	27,603
Moog, Inc., Class A*	1,564	51,018
National Presto Industries, Inc.	1,720	149,485
Orbital Sciences Corp.*	8,837	113,114
Taser International, Inc.*	21,710	93,570
Teledyne Technologies, Inc.*	3,624	177,069
Triumph Group, Inc.	1,572	76,619

		3,025,529

Air Freight & Logistics (1.7%)
Air Transport Services Group, Inc.*	1,045,636	4,527,604
Atlas Air Worldwide Holdings, Inc.*	120,498	4,011,378
Forward Air Corp.	10,522	267,785
Hub Group, Inc., Class A*	13,108	370,563
Pacer International, Inc.*	1,541	5,779
Park-Ohio Holdings Corp.*	3,029	36,378

		9,219,487

Airlines (0.1%)
Alaska Air Group, Inc.*	724	40,754
Allegiant Travel Co.*	5,286	249,129

		289,883

Building Products (0.1%)
AAON, Inc.	6,659	104,879
Ameresco, Inc., Class A*	6,268	63,683
Insteel Industries, Inc.	282	2,840
Trex Co., Inc.*	5,633	90,297
USG Corp.*	18,141	122,089

		383,788

Commercial Services & Supplies (1.6%)
A.T. Cross Co., Class A*	92,600	1,044,528
ABM Industries, Inc.	5,251	100,084
American Reprographics Co.*	1,907	6,408
APAC Customer Services, Inc.*	9,302	79,253
Brink’s Co.	14,299	333,310
Casella Waste Systems, Inc., Class A*	8,103	42,622
Cenveo, Inc.*	10,831	32,601
Clean Harbors, Inc.*	16,661	854,709
Consolidated Graphics, Inc.*	3,143	114,814
Covanta Holding Corp.	117,886	1,790,688
Deluxe Corp.	18,246	339,376
EnergySolutions, Inc.*	6,115	21,586
EnerNOC, Inc.*	2,637	23,733
Fuel Tech, Inc.*	6,000	34,920
Healthcare Services Group, Inc.	23,557	380,210
Heritage-Crystal Clean, Inc.*	1,624	29,492
Herman Miller, Inc.	20,294	362,451
Higher One Holdings, Inc.*	10,932	177,864
HNI Corp.	15,982	305,736
InnerWorkings, Inc.*	9,211	72,214
Interface, Inc., Class A	18,596	220,549
Intersections, Inc.	3,258	41,865
Knoll, Inc.	17,141	234,832
M&F Worldwide Corp.*	179	4,407
McGrath RentCorp	3,643	86,667
Metalico, Inc.*	8,237	32,124
Mine Safety Appliances Co.	9,698	261,458
Mobile Mini, Inc.*	3,386	55,666
Multi-Color Corp.	209	4,721
Quad/Graphics, Inc.	816	14,745
Rollins, Inc.	22,581	422,491
Standard Parking Corp.*	5,721	89,476
Steelcase, Inc., Class A	3,442	21,719
Swisher Hygiene, Inc.*	30,343	122,889
Sykes Enterprises, Inc.*	1,730	25,863
Team, Inc.*	6,900	144,762
Tetra Tech, Inc.*	4,473	83,824
TMS International Corp., Class A*	1,836	13,366
TRC Cos., Inc.*	6,193	18,641
U.S. Ecology, Inc.	6,076	93,996
United Stationers, Inc.	10,638	289,885
Viad Corp.	881	14,959
WCA Waste Corp.*	565	2,396

		8,447,900

Construction & Engineering (0.9%)
Argan, Inc.*	438	4,459
Dycom Industries, Inc.*	2,091	31,992
Furmanite Corp.*	572,112	3,095,126
MasTec, Inc.*	20,082	353,644
MYR Group, Inc.*	53,276	939,788
Primoris Services Corp.	8,271	86,515

		4,511,524

Electrical Equipment (0.9%)
A123 Systems, Inc.*	5,873	20,203
Active Power, Inc.*	28,170	36,339
Acuity Brands, Inc.	15,414	555,521
AZZ, Inc.	4,478	173,612
Belden, Inc.	14,453	372,743
Brady Corp., Class A	1,432	37,848
Broadwind Energy, Inc.*	11,093	3,551
Capstone Turbine Corp.*	619,169	619,169
Coleman Cable, Inc.*	2,883	24,390
EnerSys*	5,270	105,505
Franklin Electric Co., Inc.	7,784	282,404
FuelCell Energy, Inc.*	44,510	37,384
Generac Holdings, Inc.*	3,271	61,527
Global Power Equipment Group, Inc.*	2,795	65,040
II-VI, Inc.*	18,315	320,512
PowerSecure International, Inc.*	1,273	6,021
Preformed Line Products Co.	74	3,389
SatCon Technology Corp.*	32,897	31,252
Thermon Group Holdings, Inc.*	79,578	1,099,768
Valence Technology, Inc.*	11,341	11,795
Vicor Corp.	7,072	61,880
Woodward, Inc.	21,834	598,252

		4,528,105

Industrial Conglomerates (0.1%)
Raven Industries, Inc.	6,402	308,577
Standex International Corp.	849	26,429

		335,006

Machinery (2.2%)
3D Systems Corp.*	15,029	210,256
Accuride Corp.*	1,440	7,373
Actuant Corp., Class A	3,965	78,309
Alamo Group, Inc.	158	3,285
Albany International Corp., Class A	1,846	33,689
Altra Holdings, Inc.*	9,617	111,269
Ampco-Pittsburgh Corp.	359	7,342
Badger Meter, Inc.	4,408	127,523
Blount International, Inc.*	17,426	232,811
Cascade Corp.	166	5,543
Chart Industries, Inc.*	18,995	801,019
CIRCOR International, Inc.	3,854	113,192
CLARCOR, Inc.	17,048	705,446
Colfax Corp.*	8,726	176,789

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Columbus McKinnon Corp.*	5,386	$59,031
Commercial Vehicle Group, Inc.*	10,241	67,283
Douglas Dynamics, Inc.	3,578	45,727
Dynamic Materials Corp.	32,576	513,072
EnPro Industries, Inc.*	3,184	94,501
ESCO Technologies, Inc.	2,421	61,736
Federal Signal Corp.	1,819	8,040
Flow International Corp.*	14,785	32,675
Force Protection, Inc.*	9,841	37,888
Gorman-Rupp Co.	5,480	135,301
Graham Corp.	3,404	56,643
John Bean Technologies Corp.	9,345	133,260
Kadant, Inc.*	1,224	21,738
Lindsay Corp.	4,441	238,926
Meritor, Inc.*	22,435	158,391
Met-Pro Corp.	333	2,857
Middleby Corp.*	6,666	469,686
Mueller Industries, Inc.	1,839	70,967
NN, Inc.*	5,976	30,179
Omega Flex, Inc.*	1,031	13,712
PMFG, Inc.*	6,252	98,594
RBC Bearings, Inc.*	28,087	954,677
Sauer-Danfoss, Inc.*	4,129	119,328
Sun Hydraulics Corp.	36,276	739,305
Tennant Co.	6,770	239,455
Titan International, Inc.	251,701	3,775,515
Trimas Corp.*	9,146	135,818
Twin Disc, Inc.	2,998	79,957
Wabash National Corp.*	24,495	116,841
Watts Water Technologies, Inc., Class A	1,016	27,076
Westport Innovations, Inc.*	16,982	491,289
Xerium Technologies, Inc.*	3,935	41,199

		11,684,513

Professional Services (2.8%)
Acacia Research Corp. - Acacia Technologies*	15,254	548,992
Advisory Board Co.*	91,314	5,892,492
CDI Corp.	762	8,138
Corporate Executive Board Co.	100,293	2,988,731
CoStar Group, Inc.*	82,589	4,292,150
CRA International, Inc.*	758	15,168
Exponent, Inc.*	5,018	207,394
GP Strategies Corp.*	1,669	16,673
Heidrick & Struggles International, Inc.	585	9,623
Huron Consulting Group, Inc.*	7,442	231,670
ICF International, Inc.*	2,471	46,480
Insperity, Inc.	8,191	182,250
Kforce, Inc.*	10,801	105,958
Korn/Ferry International*	970	11,824
Mistras Group, Inc.*	5,265	92,453
Odyssey Marine Exploration, Inc.*	6,386	15,710
On Assignment, Inc.*	1,519	10,739
Pendrell Corp.*	33,899	76,273
RPX Corp.*	3,400	70,414
TrueBlue, Inc.*	10,391	117,730

		14,940,862

Road & Rail (0.6%)
Avis Budget Group, Inc.*	37,157	359,308
Celadon Group, Inc.	4,505	40,004
Dollar Thrifty Automotive Group, Inc.*	10,312	580,566
Genesee & Wyoming, Inc., Class A*	14,072	654,630
Heartland Express, Inc.	17,999	244,067
Knight Transportation, Inc.	21,801	290,171
Marten Transport Ltd.	793	13,671
Old Dominion Freight Line, Inc.*	16,844	487,971
Quality Distribution, Inc.*	1,590	14,262
Roadrunner Transportation Systems, Inc.*	304	4,171
Swift Transportation Co.*	8,248	53,117
Werner Enterprises, Inc.	2,257	47,013
Zipcar, Inc.*	26,831	482,958

		3,271,909

Trading Companies & Distributors (1.1%)
Aircastle Ltd.	2,057	19,583
Applied Industrial Technologies, Inc.	15,007	407,590
Beacon Roofing Supply, Inc.*	16,220	259,358
CAI International, Inc.*	4,072	47,724
DXP Enterprises, Inc.*	3,170	59,691
Essex Rental Corp.*	679	1,670
H&E Equipment Services, Inc.*	4,670	38,527
Houston Wire & Cable Co.	6,224	71,514
Interline Brands, Inc.*	1,033	13,295
Kaman Corp.	5,207	145,015
Rush Enterprises, Inc., Class A*	34,100	482,856
TAL International Group, Inc.	7,768	193,734
Textainer Group Holdings Ltd.	4,072	82,580
Titan Machinery, Inc.*	199,037	3,562,762
United Rentals, Inc.*	6,614	111,380
Watsco, Inc.	10,002	511,102

		6,008,381

Transportation Infrastructure (0.2%)
LLX Logistica S.A.*	673,800	1,300,835
Wesco Aircraft Holdings, Inc.*	2,723	29,762

		1,330,597

Total Industrials		67,977,484

Information Technology (17.7%)
Communications Equipment (1.0%)
ADTRAN, Inc.	22,916	606,357
Anaren, Inc.*	642	12,294
Aruba Networks, Inc.*	30,414	635,957
Blue Coat Systems, Inc.*	5,872	81,503
Calix, Inc.*	13,455	104,949
DG FastChannel, Inc.*	7,569	128,295
Dialogic, Inc.*	5,275	9,759
Digi International, Inc.*	1,546	17,006
Extreme Networks, Inc.*	8,891	23,561
Finisar Corp.*	31,956	560,508
Globecomm Systems, Inc.*	5,607	75,751
Harmonic, Inc.*	8,638	36,798
Infinera Corp.*	1,982	15,301
InterDigital, Inc.	16,168	753,106
Ixia*	13,817	105,976
KVH Industries, Inc.*	137	1,084
Loral Space & Communications, Inc.*	284	14,228
Meru Networks, Inc.*	3,826	31,182
NETGEAR, Inc.*	12,965	335,664
Numerex Corp., Class A*	3,582	19,916
Oplink Communications, Inc.*	31,520	477,213
Plantronics, Inc.	4,609	131,126
Powerwave Technologies, Inc.*	56,446	97,087
Procera Networks, Inc.*	5,029	48,278
ShoreTel, Inc.*	120,700	601,086
Sonus Networks, Inc.*	6,147	13,339
ViaSat, Inc.*	4,860	161,887

		5,099,211

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Computers & Peripherals (0.9%)
Dot Hill Systems Corp.*	4,427	$6,685
Electronics for Imaging, Inc.*	1,138	15,329
Immersion Corp.*	9,488	56,738
Novatel Wireless, Inc.*	1,176	3,552
OCZ Technology Group, Inc.*	18,417	89,322
Quantum Corp.*	2,009,288	3,636,811
Silicon Graphics International Corp.*	11,091	132,205
STEC, Inc.*	14,738	149,443
Stratasys, Inc.*	7,577	140,478
Super Micro Computer, Inc.*	9,608	120,388
Synaptics, Inc.*	11,386	272,125

		4,623,076

Electronic Equipment, Instruments & Components (2.1%)
Aeroflex Holding Corp.*	7,061	64,255
Anixter International, Inc.	5,261	249,582
Brightpoint, Inc.*	10,401	95,793
Cognex Corp.	12,008	325,537
Coherent, Inc.*	6,326	271,765
Daktronics, Inc.	2,488	21,347
DDi Corp.	2,179	15,776
DTS, Inc.*	6,218	154,393
Echelon Corp.*	12,569	88,109
Electro Rent Corp.	2,857	39,455
Electro Scientific Industries, Inc.*	792	9,417
eMagin Corp.*	6,137	16,140
Fabrinet*	7,272	135,986
FARO Technologies, Inc.*	38,938	1,228,494
FEI Co.*	12,689	380,162
Kemet Corp.*	806	5,763
LeCroy Corp.*	5,811	45,907
Littelfuse, Inc.	7,070	284,285
Maxwell Technologies, Inc.*	81,432	1,499,163
Measurement Specialties, Inc.*	5,326	138,263
Microvision, Inc.*	38,746	26,351
MTS Systems Corp.	5,585	171,124
Multi-Fineline Electronix, Inc.*	606	12,084
NeoPhotonics Corp.*	67,591	465,026
Newport Corp.*	4,288	46,353
OSI Systems, Inc.*	5,248	175,913
Plexus Corp.*	11,386	257,551
Power-One, Inc.*	22,987	103,442
Pulse Electronics Corp.	15,036	43,003
Rofin-Sinar Technologies, Inc.*	4,793	92,026
Rogers Corp.*	1,918	75,051
Scansource, Inc.*	1,389	41,059
TTM Technologies, Inc.*	386,075	3,671,573
Universal Display Corp.*	13,702	656,874
Viasystems Group, Inc.*	166	2,920
Zygo Corp.*	714	8,254

		10,918,196

Internet Software & Services (4.9%)
Active Network, Inc.*	4,363	64,354
Ancestry.com, Inc.*	11,284	265,174
Bankrate, Inc.*	122,528	1,863,651
Carbonite, Inc.*	34,525	415,681
comScore, Inc.*	51,540	869,480
Constant Contact, Inc.*	19,962	345,143
Cornerstone OnDemand, Inc.*	46,076	577,793
DealerTrack Holdings, Inc.*	12,711	199,181
Demand Media, Inc.*	2,865	22,920
Dice Holdings, Inc.*	17,328	135,505
Digital River, Inc.*	1,761	36,506
Envestnet, Inc.*	6,781	67,810
FriendFinder Networks, Inc.*	1,885	3,468
InfoSpace, Inc.*	1,609	13,451
Internap Network Services Corp.*	16,001	78,725
IntraLinks Holdings, Inc.*	11,472	86,155
j2 Global Communications, Inc.	16,344	439,654
Jiayuan.com International Ltd. (ADR)*	40,433	323,464
Keynote Systems, Inc.	4,943	104,446
Limelight Networks, Inc.*	20,657	48,750
Liquidity Services, Inc.*	55,264	1,772,316
LivePerson, Inc.*	89,363	889,162
LogMeIn, Inc.*	7,199	239,079
LoopNet, Inc.*	5,831	99,885
Marchex, Inc., Class B	3,063	26,035
MercadoLibre, Inc.	40,354	2,169,027
Move, Inc.*	56,376	81,745
NIC, Inc.	87,267	999,207
OpenTable, Inc.*	47,153	2,169,510
Openwave Systems, Inc.*	9,850	15,366
Perficient, Inc.*	6,141	44,952
Quepasa Corp.*	2,490	8,566
QuinStreet, Inc.*	1,281	13,258
Responsys, Inc.*	70,090	755,570
RightNow Technologies, Inc.*	27,260	900,943
Saba Software, Inc.*	10,284	59,236
SciQuest, Inc.*	4,357	65,094
Sohu.com, Inc.*	19,200	925,440
SPS Commerce, Inc.*	2,980	48,544
Stamps.com, Inc.	3,723	76,098
support.com, Inc.*	11,144	22,065
TechTarget, Inc.*	3,774	21,550
Travelzoo, Inc.*	1,995	43,870
ValueClick, Inc.*	28,018	435,960
Velti plc*	55,700	368,177
VistaPrint N.V.*	45,160	1,220,675
Vocus, Inc.*	41,317	692,473
Web.com Group, Inc.*	629,858	4,396,409
XO Group, Inc.*	6,313	51,577
Youku.com, Inc. (ADR)*	62,042	1,015,007
Zillow, Inc.*	14,040	383,994
Zix Corp.*	23,764	63,450

		26,035,551

IT Services (1.0%)
CACI International, Inc., Class A*	765	38,204
Cardtronics, Inc.*	15,279	350,195
Cass Information Systems, Inc.	3,034	94,206
Computer Task Group, Inc.*	3,722	41,575
CSG Systems International, Inc.*	5,962	75,360
Echo Global Logistics, Inc.*	40,938	544,475
ExlService Holdings, Inc.*	5,784	127,248
Forrester Research, Inc.	5,225	169,865
Hackett Group, Inc.*	6,982	26,043
Heartland Payment Systems, Inc.	13,642	269,020
iGATE Corp.	11,072	127,771
Jack Henry & Associates, Inc.	30,711	890,005
Lionbridge Technologies, Inc.*	21,700	53,382
MAXIMUS, Inc.	12,379	432,027
MoneyGram International, Inc.*	27,370	63,772
NCI, Inc., Class A*	384	4,581
PRGX Global, Inc.*	6,846	32,313
Sapient Corp.	38,732	392,742
ServiceSource International, Inc.*	29,817	393,883
Syntel, Inc.	5,518	238,322
TeleTech Holdings, Inc.*	9,137	139,248
TNS, Inc.*	8,994	169,087
Unisys Corp.*	6,421	100,746

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Virtusa Corp.*	5,375	$70,950
Wright Express Corp.*	13,778	524,115

		5,369,135

Semiconductors & Semiconductor Equipment (3.4%)
Advanced Analogic Technologies, Inc.*	3,361	14,553
Amtech Systems, Inc.*	3,196	25,568
Applied Micro Circuits Corp.*	19,344	103,877
ATMI, Inc.*	701	11,090
AXT, Inc.*	4,782	24,101
Cabot Microelectronics Corp.*	1,920	66,029
Cavium, Inc.*	17,176	463,924
CEVA, Inc.*	32,588	792,214
Cirrus Logic, Inc.*	23,428	345,329
Cymer, Inc.*	2,705	100,572
Diodes, Inc.*	12,653	226,742
Entegris, Inc.*	15,634	99,745
Entropic Communications, Inc.*	30,696	126,774
Exar Corp.*	1,045	5,967
GT Advanced Technologies, Inc.*	44,545	312,706
Hittite Microwave Corp.*	11,145	542,761
Inphi Corp.*	87,699	769,120
Integrated Device Technology, Inc.*	33,705	173,581
IXYS Corp.*	181,242	1,971,913
Kopin Corp.*	9,128	31,309
Lattice Semiconductor Corp.*	12,486	65,551
LTX-Credence Corp.*	9,680	51,207
MaxLinear, Inc., Class A*	58,284	376,515
Micrel, Inc.	18,075	171,170
Microsemi Corp.*	30,613	489,196
Mindspeed Technologies, Inc.*	6,661	34,637
MIPS Technologies, Inc.*	13,440	65,050
Monolithic Power Systems, Inc.*	8,319	84,687
MoSys, Inc.*	11,573	42,357
Netlogic Microsystems, Inc.*	24,273	1,167,774
NVE Corp.*	1,672	101,424
OmniVision Technologies, Inc.*	242,158	3,399,898
PDF Solutions, Inc.*	7,641	31,175
Pericom Semiconductor Corp.*	1,127	8,351
Power Integrations, Inc.	10,316	315,773
Rambus, Inc.*	34,710	485,940
RDA Microelectronics, Inc. (ADR)*	113,300	957,385
RF Micro Devices, Inc.*	9,964	63,172
Rubicon Technology, Inc.*	6,278	68,619
Semtech Corp.*	23,159	488,655
Silicon Image, Inc.*	22,454	131,805
Tessera Technologies, Inc.*	129,998	1,552,176
TriQuint Semiconductor, Inc.*	57,963	290,974
Ultra Clean Holdings, Inc.*	8,306	35,633
Ultratech, Inc.*	9,004	154,419
Veeco Instruments, Inc.*	10,048	245,171
Volterra Semiconductor Corp.*	50,712	975,192

		18,061,781

Software (4.4%)
ACI Worldwide, Inc.*	11,902	327,781
Actuate Corp.*	11,489	63,419
Advent Software, Inc.*	11,757	245,133
Allot Communications Ltd.*	64,458	628,466
American Software, Inc., Class A	8,194	59,407
Aspen Technology, Inc.*	30,042	458,741
Blackbaud, Inc.	15,889	353,848
Blackboard, Inc.*	12,580	561,823
Bottomline Technologies, Inc.*	12,744	256,664
BroadSoft, Inc.*	7,972	241,950
Callidus Software, Inc.*	10,624	48,977
CommVault Systems, Inc.*	15,645	579,804
Concur Technologies, Inc.*	15,922	592,617
Convio, Inc.*	95,307	801,532
Deltek, Inc.*	7,815	46,968
DemandTec, Inc.*	11,507	75,256
Digimarc Corp.*	2,203	55,912
Ebix, Inc.*	6,902	101,459
Ellie Mae, Inc.*	2,834	15,757
EPIQ Systems, Inc.	883	11,064
Fair Isaac Corp.	8,294	181,058
FalconStor Software, Inc.*	10,795	31,521
Glu Mobile, Inc.*	16,586	34,996
Guidance Software, Inc.*	5,043	32,729
Interactive Intelligence Group*	5,106	138,628
JDA Software Group, Inc.*	2,735	64,108
Kenexa Corp.*	9,475	148,189
Magma Design Automation, Inc.*	23,953	108,986
Manhattan Associates, Inc.*	7,719	255,345
Mentor Graphics Corp.*	15,387	148,023
MicroStrategy, Inc., Class A*	2,846	324,643
Mitek Systems, Inc.*	73,700	681,725
Monotype Imaging Holdings, Inc.*	12,773	154,937
Motricity, Inc.*	12,453	21,046
NetQin Mobile, Inc. (ADR)*	87,400	334,742
NetScout Systems, Inc.*	13,373	152,720
NetSuite, Inc.*	105,739	2,856,010
Opnet Technologies, Inc.	5,160	180,136
Parametric Technology Corp.*	42,469	653,173
Pegasystems, Inc.	5,964	182,558
Progress Software Corp.*	14,115	247,718
PROS Holdings, Inc.*	7,701	99,266
QAD, Inc., Class A*	1,912	20,439
QAD, Inc., Class B*	478	4,852
QLIK Technologies, Inc.*	25,032	542,193
Quest Software, Inc.*	6,756	107,285
RealD, Inc.*	14,563	136,164
RealPage, Inc.*	10,848	221,842
Renaissance Learning, Inc.	1,593	26,731
S1 Corp.*	2,570	23,567
SeaChange International, Inc.*	4,809	37,029
SolarWinds, Inc.*	20,253	445,971
Solera Holdings, Inc.	85,308	4,308,054
Sourcefire, Inc.*	39,185	1,048,591
SRS Labs, Inc.*	4,417	31,626
SuccessFactors, Inc.*	29,640	681,424
Synchronoss Technologies, Inc.*	24,232	603,619
Take-Two Interactive Software, Inc.*	26,049	331,343
Taleo Corp., Class A*	14,559	374,457
Tangoe, Inc.*	2,530	28,614
TeleCommunication Systems, Inc., Class A*	6,664	22,991
TeleNav, Inc.*	5,526	49,016
TiVo, Inc.*	42,279	394,886
Tyler Technologies, Inc.*	11,336	286,574
Ultimate Software Group, Inc.*	9,217	430,618
VASCO Data Security International, Inc.*	9,666	49,393
Verint Systems, Inc.*	7,572	199,068
VirnetX Holding Corp.*	14,394	215,766
Wave Systems Corp., Class A*	28,877	67,572
Websense, Inc.*	14,204	245,729

		23,494,249

Total Information Technology		93,601,199

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Materials (4.5%)
Chemicals (1.6%)
A. Schulman, Inc.	638	$10,840
American Vanguard Corp.	1,255	14,006
Balchem Corp.	10,269	383,136
Calgon Carbon Corp.*	15,896	231,605
Chemtura Corp.*	21,187	212,506
Flotek Industries, Inc.*	17,906	83,621
FutureFuel Corp.	2,397	24,929
H.B. Fuller Co.	1,127	20,534
Hawkins, Inc.	3,104	98,831
Innophos Holdings, Inc.	7,757	309,272
Innospec, Inc.*	7,577	183,439
Intrepid Potash, Inc.*	70,894	1,763,134
KMG Chemicals, Inc.	2,251	27,732
Koppers Holdings, Inc.	23,562	603,423
Kraton Performance Polymers, Inc.*	9,982	161,509
LSB Industries, Inc.*	6,590	188,935
NewMarket Corp.	3,211	487,654
NL Industries, Inc.	2,192	27,466
Olin Corp.	17,000	306,170
Omnova Solutions, Inc.*	16,180	57,924
PolyOne Corp.	23,880	255,755
Quaker Chemical Corp.	3,464	89,787
Rockwood Holdings, Inc.*	83,153	2,801,425
Senomyx, Inc.*	14,042	49,287
TPC Group, Inc.*	3,056	61,364
Zep, Inc.	7,892	118,538

		8,572,822

Construction Materials (0.5%)
Eagle Materials, Inc.	91,153	1,517,698
Texas Industries, Inc.	36,242	1,150,321
United States Lime & Minerals, Inc.*	189	7,541

		2,675,560

Containers & Packaging (0.0%)
AEP Industries, Inc.*	1,433	31,813
Graphic Packaging Holding Co.*	49,834	171,927
Myers Industries, Inc.	813	8,252

		211,992

Metals & Mining (2.3%)
AMCOL International Corp.	8,604	206,410
Coeur d’Alene Mines Corp.*	2,106	45,153
General Moly, Inc.*	24,345	70,601
Globe Specialty Metals, Inc.	215,683	3,131,717
Gold Resource Corp.	10,191	169,680
Golden Minerals Co.*	9,274	68,999
Handy & Harman Ltd.*	305	3,077
Haynes International, Inc.	3,384	147,035
Hecla Mining Co.*	99,308	532,291
Horsehead Holding Corp.*	779	5,780
Kaiser Aluminum Corp.	2,499	110,656
Lynas Corp., Ltd.*	3,281,583	3,316,365
Materion Corp.*	24,199	548,833
Metals USA Holdings Corp.*	4,076	36,480
Midway Gold Corp.*	29,933	60,165
Noranda Aluminum Holding Corp.*	8,083	67,493
Paramount Gold and Silver Corp.*	41,953	99,009
Revett Minerals, Inc.*	4,724	18,235
RTI International Metals, Inc.*	1,467	34,210
Schnitzer Steel Industries, Inc., Class A	78,700	2,896,160
Stillwater Mining Co.*	36,466	309,961
SunCoke Energy, Inc.*	2,097	23,067
U.S. Gold Corp.*	37,858	151,811
Vista Gold Corp.*	4,003	13,370
Worthington Industries, Inc.	12,831	179,249

		12,245,807

Paper & Forest Products (0.1%)
Deltic Timber Corp.	3,868	230,842
Neenah Paper, Inc.	2,757	39,094

		269,936

Total Materials		23,976,117

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.7%)
8x8, Inc.*	22,179	90,268
AboveNet, Inc.	8,258	442,629
Alaska Communications Systems Group, Inc.	3,515	23,058
Atlantic Tele-Network, Inc.	818	26,896
Boingo Wireless, Inc.*	1,544	11,039
Cbeyond, Inc.*	10,115	71,412
Cincinnati Bell, Inc.*	20,163	62,304
Cogent Communications Group, Inc.*	167,902	2,258,282
Consolidated Communications Holdings, Inc.	7,494	135,267
Fairpoint Communications, Inc.*	469	2,017
General Communication, Inc., Class A*	14,709	120,614
Global Crossing Ltd.*	6,935	165,816
HickoryTech Corp.	4,884	46,984
IDT Corp., Class B	4,560	93,024
inContact, Inc.*	9,873	34,062
Iridium Communications, Inc.*	1,733	10,744
PAETEC Holding Corp.*	31,314	165,651
SureWest Communications	289	3,026
Towerstream Corp.*	14,914	38,180
Vonage Holdings Corp.*	21,203	55,128

		3,856,401

Wireless Telecommunication Services (0.1%)
Leap Wireless International, Inc.*	4,556	31,436
NTELOS Holdings Corp.	10,680	189,356
Shenandoah Telecommunications Co.	8,521	94,924

		315,716

Total Telecommunication Services		4,172,117

Utilities (1.1%)
Electric Utilities (1.1%)
Brookfield Infrastructure Partners LP	231,537	5,635,611
Otter Tail Corp.	647	11,840

		5,647,451

Gas Utilities (0.0%)
South Jersey Industries, Inc.	1,918	95,421

Independent Power Producers & Energy Traders (0.0%)
Atlantic Power Corp.	1,865	26,464

Water Utilities (0.0%)
Pennichuck Corp.	885	24,762

Total Utilities		5,794,098

Total Common Stocks (80.2%) (Cost $493,647,570)		423,979,767

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Warrants	Value (Note 1)
WARRANT:
Energy (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Magnum Hunter Resources Corp., expiring 12/31/49* (Cost $—)	105,185	$—

Total Investments (80.2%) (Cost $493,647,570)		423,979,767

Other Assets Less Liabilities (19.8%)		104,444,360

Net Assets (100%)		$528,424,127

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$141,446,857	$110,821,609	$252,268,466	$—	$101,617	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	721	December-11	$46,312,818	$46,252,150	$60,668

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$71,167,372	$3,157,953	$—	$74,325,325
Consumer Staples	10,333,062	—	—	10,333,062
Energy	30,982,602	—	—	30,982,602
Financials	24,651,333	—	—	24,651,333
Health Care	86,969,731	1,196,699	—	88,166,430
Industrials	67,968,255	9,229	—	67,977,484
Information Technology	93,601,199	—	—	93,601,199
Materials	20,659,752	3,316,365	—	23,976,117
Telecommunication Services	4,172,117	—	—	4,172,117
Utilities	5,794,098	—	—	5,794,098
Futures	60,668	—	—	60,668
Warrants
Energy	—	—	—	—

Total Assets	$416,360,189	$7,680,246	$—	$424,040,435

Total Liabilities	$—	$—	$—	$—

Total	$416,360,189	$7,680,246	$—	$424,040,435

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Common Stocks- Consumer Discretionary	Investments in Corporate Bonds- Financials
Balance as of 12/31/10	$28,288	$4,480
Total gains or losses (realized/unrealized) included in earnings	(9,969)	(1,738)
Purchases	—	—
Sales	(18,319)	(2,742)
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/11	$—	$—

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$—	$—

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$693,764,753
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$726,999,067

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,652,605
Aggregate gross unrealized depreciation	(108,519,431)

Net unrealized depreciation	$(76,866,826)

Federal income tax cost of investments	$500,846,593

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.4%)
Auto Components (2.5%)
American Axle & Manufacturing Holdings, Inc.*	24,049	$183,494
Amerigon, Inc.*	340,000	4,328,200
Autoliv, Inc.	34,336	1,665,296
Dana Holding Corp.*	3,955	41,527
Drew Industries, Inc.	30,943	618,241
Exide Technologies, Inc.*	26,313	105,252
Fuel Systems Solutions, Inc.*	7,593	145,862
Gentex Corp.	68,200	1,640,210
Icahn Enterprises LP	176,733	6,390,665
Modine Manufacturing Co.*	21,245	192,480
Motorcar Parts of America, Inc.*	5,351	44,039
Shiloh Industries, Inc.	2,302	20,649
Spartan Motors, Inc.	14,906	61,562
Standard Motor Products, Inc.	8,924	115,744
Superior Industries International, Inc.	10,669	164,836

		15,718,057

Automobiles (0.4%)
Thor Industries, Inc.	85,000	1,882,750
Winnebago Industries, Inc.*	54,455	376,828

		2,259,578

Distributors (0.0%)
Audiovox Corp., Class A*	8,359	45,891
Core-Mark Holding Co., Inc.*	4,104	125,706
Weyco Group, Inc.	3,151	70,267

		241,864

Diversified Consumer Services (1.2%)
Archipelago Learning, Inc.*	2,568	21,571
Ascent Capital Group, Inc., Class A*	110,653	4,350,876
Cambium Learning Group, Inc.*	7,223	21,597
Corinthian Colleges, Inc.*	35,973	56,118
Hillenbrand, Inc.	55,000	1,012,000
Lincoln Educational Services Corp.	10,262	83,019
Mac-Gray Corp.	5,413	69,882
Matthews International Corp., Class A	8,249	253,739
Regis Corp.	116,876	1,646,783
Stewart Enterprises, Inc., Class A	35,948	213,891

		7,729,476

Hotels, Restaurants & Leisure (1.3%)
Ambassadors Group, Inc.	6,253	35,830
Benihana, Inc., Class A*	5,832	50,214
Biglari Holdings, Inc.*	503	149,084
Bob Evans Farms, Inc.	13,861	395,316
Boyd Gaming Corp.*	25,179	123,377
Bravo Brio Restaurant Group, Inc.*	235,000	3,910,400
Caribou Coffee Co., Inc.*	3,107	36,725
Churchill Downs, Inc.	4,202	164,004
Cracker Barrel Old Country Store, Inc.	630	25,250
Denny’s Corp.*	12,193	40,603
Domino’s Pizza, Inc.*	17,461	475,812
Einstein Noah Restaurant Group, Inc.	305	3,913
Gaylord Entertainment Co.*	16,339	315,996
International Speedway Corp., Class A	13,444	307,061
Isle of Capri Casinos, Inc.*	9,260	44,818
Jack in the Box, Inc.*	19,390	386,249
Life Time Fitness, Inc.*	1,879	69,241
Luby’s, Inc.*	8,168	33,489
Marcus Corp.	9,337	92,903
McCormick & Schmick’s Seafood Restaurants, Inc.*	6,004	41,548
Monarch Casino & Resort, Inc.*	4,127	40,362
Morgans Hotel Group Co.*	6,268	37,545
Multimedia Games Holding Co., Inc.*	12,079	48,799
O’Charleys, Inc.*	8,539	50,722
Orient-Express Hotels Ltd., Class A*	43,723	302,126
P.F. Chang’s China Bistro, Inc.	918	25,006
Pinnacle Entertainment, Inc.*	26,689	242,336
Red Lion Hotels Corp.*	6,694	44,917
Red Robin Gourmet Burgers, Inc.*	604	14,550
Ruby Tuesday, Inc.*	29,794	213,325
Ruth’s Hospitality Group, Inc.*	13,139	56,366
Scientific Games Corp., Class A*	12,663	90,161
Shuffle Master, Inc.*	4,682	39,376
Speedway Motorsports, Inc.	5,275	63,722
Texas Roadhouse, Inc.	1,886	24,933
Town Sports International Holdings, Inc.*	5,186	37,650
Vail Resorts, Inc.	3,499	132,227

		8,165,956

Household Durables (2.2%)
American Greetings Corp., Class A	16,843	311,596
Beazer Homes USA, Inc.*	35,019	52,879
Blyth, Inc.	2,376	131,749
Brookfield Residential Properties, Inc.*	171,100	1,137,815
Cavco Industries, Inc.*	3,092	106,489
CSS Industries, Inc.	3,708	61,849
D.R. Horton, Inc.	46,744	422,566
Ethan Allen Interiors, Inc.	25,471	346,660
Furniture Brands International, Inc.*	19,293	39,744
Helen of Troy Ltd.*	14,092	353,991
Hooker Furniture Corp.	56,106	507,759
Hovnanian Enterprises, Inc., Class A*	27,474	33,518
Jarden Corp.	260,000	7,347,600
KB Home	35,373	207,286
La-Z-Boy, Inc.*	143,367	1,062,349
Lifetime Brands, Inc.	4,229	40,768
M.D.C. Holdings, Inc.	45,371	768,585
M/I Homes, Inc.*	65,777	395,320
Meritage Homes Corp.*	12,387	187,539
Ryland Group, Inc.	19,713	209,943
Sealy Corp.*	22,261	32,946
Skullcandy, Inc.*	2,415	34,124
Skyline Corp.	3,070	29,319
Standard Pacific Corp.*	48,911	120,810
Universal Electronics, Inc.*	4,247	69,608

		14,012,812

Internet & Catalog Retail (0.0%)
1-800-FLOWERS.COM, Inc., Class A*	10,621	24,641
Valuevision Media, Inc., Class A*	3,609	8,517

		33,158

Leisure Equipment & Products (0.2%)
Arctic Cat, Inc.*	5,532	80,159
Black Diamond, Inc.*	5,880	38,338
Brunswick Corp.	53,000	744,120
Callaway Golf Co.	28,120	145,380
Eastman Kodak Co.*	123,060	95,999
JAKKS Pacific, Inc.	12,420	235,359
Johnson Outdoors, Inc., Class A*	2,138	32,882
Leapfrog Enterprises, Inc.*	18,960	63,895
Marine Products Corp.*	2,262	7,736
Smith & Wesson Holding Corp.*	17,844	44,967
Steinway Musical Instruments, Inc.*	2,885	62,201

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Summer Infant, Inc.*	5,925	$39,105

		1,590,141

Media (2.4%)
AH Belo Corp., Class A	8,212	34,490
Belo Corp., Class A	29,843	145,932
Central European Media Enterprises Ltd., Class A*	16,695	130,388
Cinemark Holdings, Inc.	3,951	74,595
Crown Media Holdings, Inc., Class A*	11,994	17,151
Cumulus Media, Inc., Class A*	12,025	34,151
DreamWorks Animation SKG, Inc., Class A*	271,000	4,926,780
Entercom Communications Corp., Class A*	11,040	57,960
Entravision Communications Corp., Class A*	9,180	9,364
EW Scripps Co., Class A*	15,500	108,500
Fisher Communications, Inc.*	3,996	89,271
Global Sources Ltd.*	493	3,338
Gray Television, Inc.*	22,007	34,331
Harte-Hanks, Inc.	20,233	171,576
John Wiley & Sons, Inc., Class A	48,100	2,136,602
Journal Communications, Inc., Class A*	19,785	58,761
Knology, Inc.*	935	12,136
LIN TV Corp., Class A*	12,341	26,903
Live Nation Entertainment, Inc.*	550,948	4,413,094
Martha Stewart Living Omnimedia, Inc., Class A*	12,538	39,119
McClatchy Co., Class A*	26,321	35,270
Meredith Corp.	16,722	378,586
New York Times Co., Class A*	61,694	358,442
Nexstar Broadcasting Group, Inc., Class A*	3,775	24,953
Outdoor Channel Holdings, Inc.*	5,575	31,889
Promotora de Informaciones S.A. (Prisa) (ADR)*	15,802	65,894
Promotora de Informaciones S.A. (Prisa) (ADR), Class B	251,100	1,112,373
Saga Communications, Inc., Class A*	1,604	47,334
Scholastic Corp.	11,909	333,809
Sinclair Broadcast Group, Inc., Class A	21,261	152,441
Westwood One, Inc.*	2,182	7,921
World Wrestling Entertainment, Inc., Class A	1,358	12,100

		15,085,454

Multiline Retail (0.5%)
99 Cents Only Stores*	18,980	349,612
Bon-Ton Stores, Inc.	5,558	27,623
Fred’s, Inc., Class A	75,743	807,420
J.C. Penney Co., Inc.	42,000	1,124,760
Saks, Inc.*	116,217	1,016,899
Tuesday Morning Corp.*	42,836	150,783

		3,477,097

Specialty Retail (4.2%)
America’s Car-Mart, Inc.*	1,778	51,597
Asbury Automotive Group, Inc.*	13,296	219,251
Barnes & Noble, Inc.	13,298	157,315
bebe stores, Inc.	17,757	119,327
Big 5 Sporting Goods Corp.	9,970	60,618
Brown Shoe Co., Inc.	121,605	865,828
Build-A-Bear Workshop, Inc.*	7,790	39,729
Cabela’s, Inc.*	19,764	404,964
Casual Male Retail Group, Inc.*	18,946	71,237
Cato Corp., Class A	44,400	1,001,664
Charming Shoppes, Inc.*	52,940	137,644
Children’s Place Retail Stores, Inc.*	11,806	549,333
Christopher & Banks Corp.	141,302	498,796
Citi Trends. Inc.*	6,849	80,613
Coldwater Creek, Inc.*	27,559	34,449
Collective Brands, Inc.*	27,749	359,627
Conn’s, Inc.*	740,884	5,319,547
Cost Plus, Inc.*	3,074	19,366
Finish Line, Inc., Class A	16,217	324,178
Francesca’s Holdings Corp.*	2,681	56,864
GameStop Corp., Class A*	72,000	1,663,200
Genesco, Inc.*	9,635	496,491
Group 1 Automotive, Inc.	61,558	2,188,387
Haverty Furniture Cos., Inc.	8,594	85,854
hhgregg, Inc.*	7,849	76,528
HOT Topic, Inc.	20,340	155,194
Kirkland’s, Inc.*	7,641	70,068
Lithia Motors, Inc., Class A	10,031	144,246
MarineMax, Inc.*	10,765	69,649
Men’s Wearhouse, Inc.	74,123	1,933,128
New York & Co., Inc.*	11,548	36,838
Office Depot, Inc.*	127,016	261,653
OfficeMax, Inc.*	39,399	191,085
Pacific Sunwear of California, Inc.*	21,673	26,008
Penske Automotive Group, Inc.	78,334	1,253,344
PEP Boys-Manny, Moe & Jack	23,459	231,540
Pier 1 Imports, Inc.*	90,674	886,792
Rent-A-Center, Inc.	28,817	791,027
Select Comfort Corp.*	3,237	45,221
Shoe Carnival, Inc.*	4,160	98,176
Sonic Automotive, Inc., Class A	408,376	4,406,377
Stage Stores, Inc.	13,925	193,140
Stein Mart, Inc.	12,455	77,844
Syms Corp.*	2,749	24,109
Systemax, Inc.*	4,599	58,499
Talbots, Inc.*	32,473	87,677
Teavana Holdings, Inc.*	1,837	37,365
West Marine, Inc.*	70,776	544,975
Wet Seal, Inc., Class A*	39,971	179,070
Zale Corp.*	14,585	41,567

		26,726,999

Textiles, Apparel & Luxury Goods (0.5%)
Carter’s, Inc.*	3,108	94,918
Cherokee, Inc.	746	9,586
Columbia Sportswear Co.	1,768	82,035
Delta Apparel, Inc.*	2,724	42,903
Iconix Brand Group, Inc.*	33,259	525,492
Jones Group, Inc.	39,045	359,605
Kenneth Cole Productions, Inc., Class A*	2,279	24,454
K-Swiss, Inc., Class A*	11,834	50,295
Liz Claiborne, Inc.*	41,064	205,320
Movado Group, Inc.	112,885	1,374,939
Perry Ellis International, Inc.*	5,491	103,231
Quiksilver, Inc.*	59,247	180,703
R.G. Barry Corp.	3,374	35,764
Skechers U.S.A., Inc., Class A*	16,817	235,943
Unifi, Inc.*	6,311	51,561
Warnaco Group, Inc.*	3,214	148,133

		3,524,882

Total Consumer Discretionary		98,565,474

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Consumer Staples (2.3%)
Beverages (0.1%)
Central European Distribution Corp.*	33,244	$233,040
Craft Brewers Alliance, Inc.*	2,993	16,791
Heckmann Corp.*	21,505	113,762
MGP Ingredients, Inc.	5,504	27,905
Primo Water Corp.*	2,116	11,934

		403,432

Food & Staples Retailing (0.3%)
Andersons, Inc.	8,339	280,691
Arden Group, Inc., Class A	226	17,967
Casey’s General Stores, Inc.	500	21,825
Chefs’ Warehouse Holdings LLC*	1,606	18,887
Ingles Markets, Inc., Class A	5,592	79,630
Nash Finch Co.	5,545	149,327
Pantry, Inc.*	9,677	117,382
Rite Aid Corp.*	246,530	241,599
Ruddick Corp.	10,350	403,547
Spartan Stores, Inc.	10,312	159,630
Susser Holdings Corp.*	3,503	69,815
Village Super Market, Inc., Class A	2,794	66,888
Weis Markets, Inc.	5,051	187,190
Winn-Dixie Stores, Inc.*	25,545	151,226

		1,965,604

Food Products (1.3%)
Alico, Inc.	1,003	19,699
B&G Foods, Inc.	9,321	155,474
Cal-Maine Foods, Inc.	6,056	190,340
Chiquita Brands International, Inc.*	20,055	167,259
Darling International, Inc.*	295,000	3,714,050
Dole Food Co., Inc.*	13,307	133,070
Farmer Bros Co.	3,139	17,296
Fresh Del Monte Produce, Inc.	16,679	386,953
Griffin Land & Nurseries, Inc.	1,100	28,248
Hain Celestial Group, Inc.*	12,345	377,140
Harbinger Group, Inc.*	3,990	20,229
Imperial Sugar Co.	5,586	35,974
Lancaster Colony Corp.	24,116	1,471,317
Omega Protein Corp.*	7,930	72,004
Pilgrim’s Pride Corp.*	23,130	98,765
Sanderson Farms, Inc.	10,033	476,568
Seneca Foods Corp., Class A*	4,216	83,477
Smart Balance, Inc.*	14,236	83,992
Snyders-Lance, Inc.	21,458	447,399
Tootsie Roll Industries, Inc.	958	23,107
TreeHouse Foods, Inc.*	6,618	409,257

		8,411,618

Household Products (0.0%)
Central Garden & Pet Co., Class A*	21,640	153,211
Oil-Dri Corp. of America	1,931	35,878
Spectrum Brands Holdings, Inc.*	1,609	38,005

		227,094

Personal Products (0.5%)
Elizabeth Arden, Inc.*	2,090	59,439
Inter Parfums, Inc.	159,500	2,464,275
Nutraceutical International Corp.*	4,278	54,673
Prestige Brands Holdings, Inc.*	22,899	207,236
Revlon, Inc., Class A*	4,887	60,208
Schiff Nutrition International, Inc.*	4,026	44,608

		2,890,439

Tobacco (0.1%)
Alliance One International, Inc.*	39,805	97,124
Star Scientific, Inc.*	5,399	12,472
Universal Corp.	10,395	372,765
Vector Group Ltd.	6,692	114,962

		597,323

Total Consumer Staples		14,495,510

Energy (7.8%)
Energy Equipment & Services (5.7%)
Atwood Oceanics, Inc.*	41,900	1,439,684
Bristow Group, Inc.	65,202	2,766,521
C&J Energy Services, Inc.*	2,241	36,842
Cal Dive International, Inc.*	16,753	31,998
Dawson Geophysical Co.*	2,621	61,803
Exterran Holdings, Inc.*	29,187	283,698
Global Industries Ltd.*	46,116	365,239
Gulf Island Fabrication, Inc.	5,568	115,146
Gulfmark Offshore, Inc., Class A*	8,929	324,480
Helix Energy Solutions Group, Inc.*	125,542	1,644,600
Hercules Offshore, Inc.*	52,613	153,630
Hornbeck Offshore Services, Inc.*	146,201	3,641,867
ION Geophysical Corp.*	390,000	1,844,700
Key Energy Services, Inc.*	5,992	56,864
Matrix Service Co.*	310,158	2,639,445
Mitcham Industries, Inc.*	342,267	3,833,390
Natural Gas Services Group, Inc.*	153,670	1,971,586
Newpark Resources, Inc.*	38,561	234,837
North American Energy Partners, Inc.*	570,000	3,317,400
Oil States International, Inc.*	26,800	1,364,656
Parker Drilling Co.*	483,326	2,121,801
PHI, Inc. (Non-Voting)*	5,927	113,443
Pioneer Drilling Co.*	5,583	40,086
Rowan Cos., Inc.*	68,797	2,076,981
Tesco Corp.*	2,592	30,067
TETRA Technologies, Inc.*	31,263	241,350
Tidewater, Inc.	104,000	4,373,200
Union Drilling, Inc.*	6,998	32,891
Unit Corp.*	34,700	1,281,124
Vantage Drilling Co.*	78,928	98,660
Willbros Group, Inc.*	14,495	60,444

		36,598,433

Oil, Gas & Consumable Fuels (2.1%)
Alon USA Energy, Inc.	1,150	7,049
Approach Resources, Inc.*	2,837	48,201
Arch Coal, Inc.	14,363	209,413
Bill Barrett Corp.*	19,696	713,783
BPZ Resources, Inc.*	34,907	96,692
Buckeye Partners LP	76,200	4,763,262
CAMAC Energy, Inc.*	25,971	15,583
Cloud Peak Energy, Inc.*	21,463	363,798
Comstock Resources, Inc.*	21,472	331,957
Crimson Exploration, Inc.*	9,163	19,700
Crosstex Energy, Inc.	1,937	26,111
Delek U.S. Holdings, Inc.	6,395	72,072
DHT Holdings, Inc.	29,473	60,125
Endeavour International Corp.*	16,844	134,415
Energen Corp.	22,900	936,381
Energy Partners Ltd.*	13,215	146,290
Frontline Ltd.	23,564	114,285
Gastar Exploration Ltd.*	26,172	78,516
General Maritime Corp.	53,482	13,905
GeoResources, Inc.*	5,556	98,841
GMX Resources, Inc.*	18,839	42,764
Green Plains Renewable Energy, Inc.*	9,340	87,142
Harvest Natural Resources, Inc.*	15,438	132,304
James River Coal Co.*	16,226	103,360
KiOR, Inc., Class A*	1,862	38,618

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Knightsbridge Tankers Ltd.	9,986	$165,268
L&L Energy, Inc.*	10,238	27,643
Miller Energy Resources, Inc.*	13,931	36,778
Nordic American Tankers Ltd.	21,630	304,983
Overseas Shipholding Group, Inc.	50,212	689,913
Patriot Coal Corp.*	2,834	23,976
Penn Virginia Corp.	20,962	116,758
Petroleum Development Corp.*	10,698	207,434
PetroQuest Energy, Inc.*	19,728	108,504
REX American Resources Corp.*	3,128	52,801
Rex Energy Corp.*	2,275	28,779
Scorpio Tankers, Inc.*	11,304	59,685
SemGroup Corp., Class A*	18,876	376,765
Ship Finance International Ltd.	20,431	265,603
Solazyme, Inc.*	1,156	11,109
Swift Energy Co.*	19,143	465,941
Teekay Corp.	25,400	574,294
Teekay Tankers Ltd., Class A	19,383	89,162
Triangle Petroleum Corp.*	10,124	36,345
Ur-Energy, Inc.*	8,188	7,369
USEC, Inc.*	53,232	85,703
VAALCO Energy, Inc.*	20,480	99,533
Venoco, Inc.*	10,272	90,496
Voyager Oil & Gas, Inc.*	5,659	11,884
Warren Resources, Inc.*	27,259	65,422
Western Refining, Inc.*	1,526	19,014
Westmoreland Coal Co.*	3,163	24,545
World Fuel Services Corp.	13,593	443,811

		13,144,085

Total Energy		49,742,518

Financials (25.2%)
Capital Markets (3.4%)
Apollo Investment Corp.	89,169	670,551
Arlington Asset Investment Corp., Class A	2,958	71,140
Artio Global Investors, Inc.	1,339	10,658
BlackRock Kelso Capital Corp.	33,179	242,207
Calamos Asset Management, Inc., Class A	8,704	87,127
Capital Southwest Corp.	1,264	93,536
CIFC Corp.*	5,198	22,507
Cohen & Steers, Inc.	204,079	5,867,271
Cowen Group, Inc., Class A*	30,701	83,200
Dundee Corp., Class A*	69,900	1,505,646
Edelman Financial Group, Inc.	9,281	59,955
FBR & Co.*	23,381	55,647
Fidus Investment Corp.	1,467	18,470
Fifth Street Finance Corp.	33,031	307,849
FXCM, Inc., Class A	7,974	111,795
GAMCO Investors, Inc., Class A	1,030	40,572
GFI Group, Inc.	32,126	129,147
Gladstone Capital Corp.	9,591	65,794
Gladstone Investment Corp.	9,985	67,898
Gleacher & Co., Inc.*	35,771	42,567
Golub Capital BDC, Inc.	4,624	68,666
Harris & Harris Group, Inc.*	14,303	50,776
Hercules Technology Growth Capital, Inc.	19,851	169,130
ICG Group, Inc.*	15,785	145,380
INTL FCStone, Inc.*	6,003	124,622
Investment Technology Group, Inc.*	18,377	179,911
JMP Group, Inc.	7,137	41,466
KBW, Inc.	16,566	228,445
Knight Capital Group, Inc., Class A*	44,783	544,561
Kohlberg Capital Corp.	8,372	48,976
Main Street Capital Corp.	9,130	162,149
MCG Capital Corp.	34,931	138,327
Medallion Financial Corp.	6,496	60,413
Medley Capital Corp.	5,025	50,652
MF Global Holdings Ltd.*	73,417	303,212
MVC Capital, Inc.	10,948	114,626
New Mountain Finance Corp.	3,318	42,172
NGP Capital Resources Co.	9,766	63,870
Oppenheimer Holdings, Inc., Class A	4,747	76,142
PennantPark Investment Corp.	20,728	184,894
Piper Jaffray Cos., Inc.*	7,244	129,885
Prospect Capital Corp.	49,588	417,035
Safeguard Scientifics, Inc.*	9,419	141,285
Solar Capital Ltd.	16,573	333,614
Solar Senior Capital Ltd.	3,518	50,272
Stifel Financial Corp.*	14,785	392,690
SWS Group, Inc.	13,516	63,390
TICC Capital Corp.	14,894	121,684
Triangle Capital Corp.	10,159	154,620
Value Partners Group Ltd.	6,480,000	2,432,550
Virtus Investment Partners, Inc.*	147	7,882
Walter Investment Management Corp.	11,687	267,983
WisdomTree Investments, Inc.*	662,350	4,649,697

		21,514,514

Commercial Banks (5.0%)
1st Source Corp.	7,117	148,247
1st United Bancorp, Inc.*	12,980	63,991
Alliance Financial Corp./New York	2,187	61,345
Ameris Bancorp*	11,086	96,559
Ames National Corp.	3,869	60,472
Arrow Financial Corp.	4,497	100,058
BancFirst Corp.	3,235	107,273
Banco Latinoamericano de Comercio Exterior S.A., Class E	12,795	194,868
Bancorp Rhode Island, Inc.	1,729	73,292
Bancorp, Inc./Delaware*	13,501	96,667
BancorpSouth, Inc.	38,359	336,792
Bank of Kentucky Financial Corp.	2,614	52,960
Bank of Marin Bancorp/California	2,557	84,483
Bank of the Ozarks, Inc.	11,099	232,302
Banner Corp.	7,538	96,411
BOK Financial Corp.	19,400	909,666
Boston Private Financial Holdings, Inc.	34,181	200,984
Bridge Bancorp, Inc.	2,049	37,497
Bridge Capital Holdings*	4,119	41,437
Bryn Mawr Bank Corp.	3,839	63,612
Camden National Corp.	3,623	98,654
Cape Bancorp, Inc.*	5,061	35,781
Capital Bank Corp.*	6,104	12,696
Capital City Bank Group, Inc.	5,600	58,240
Cardinal Financial Corp.	13,577	117,034
Cascade Bancorp*	2,697	15,724
Cathay General Bancorp	285,568	3,249,764
Center Bancorp, Inc.	5,507	53,143
Center Financial Corp.*	16,588	77,798
Centerstate Banks, Inc.	13,960	73,011
Central Pacific Financial Corp.*	7,077	73,035
Century Bancorp, Inc./Massachusetts, Class A	1,555	36,107
Chemical Financial Corp.	50,920	779,585
Citizens & Northern Corp.	5,677	84,360
City Holding Co.	7,163	193,329
CNB Financial Corp./Pennsylvania	5,604	71,843

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
CoBiz Financial, Inc.	13,787	$61,628
Columbia Banking System, Inc.	18,237	261,154
Community Bank System, Inc.	16,969	385,027
Community Trust Bancorp, Inc.	6,530	152,084
CVB Financial Corp.	41,177	316,651
Eagle Bancorp, Inc.*	7,892	92,889
East West Bancorp, Inc.	215,000	3,205,650
Encore Bancshares, Inc.*	4,037	43,034
Enterprise Bancorp, Inc./Massachusetts	2,607	32,144
Enterprise Financial Services Corp.	6,372	86,595
F.N.B. Corp./Pennsylvania	58,293	499,571
Financial Institutions, Inc.	6,303	89,881
First Bancorp, Inc./Maine	3,980	50,108
First Bancorp/North Carolina	6,927	69,547
First Busey Corp.	35,495	154,403
First Commonwealth Financial Corp.	48,713	180,238
First Community Bancshares, Inc./Virginia	7,431	75,796
First Connecticut Bancorp, Inc./Connecticut*	7,521	85,138
First Financial Bancorp	26,866	370,751
First Financial Bankshares, Inc.	8,116	212,315
First Financial Corp./Indiana	5,207	143,245
First Interstate Bancsystem, Inc.	7,302	78,204
First Merchants Corp.	11,876	83,726
First Midwest Bancorp, Inc./Illinois	34,299	251,069
First of Long Island Corp.	3,589	81,327
FirstMerit Corp.	50,270	571,067
German American Bancorp, Inc.	5,940	95,753
Glacier Bancorp, Inc.	33,133	310,456
Great Southern Bancorp, Inc.	4,748	79,671
Hancock Holding Co.	23,200	621,296
Hanmi Financial Corp.*	60,643	50,334
Heartland Financial USA, Inc.	5,811	82,400
Heritage Commerce Corp.*	9,348	35,990
Heritage Financial Corp./Washington	7,165	79,102
Home Bancshares, Inc./Arkansas	10,263	217,781
Hudson Valley Holding Corp.	6,582	114,724
IBERIABANK Corp.	13,326	627,122
Independent Bank Corp./Massachusetts	9,938	216,052
International Bancshares Corp.	24,427	321,215
Investors Bancorp, Inc.*	18,376	232,089
Lakeland Bancorp, Inc.	10,152	79,389
Lakeland Financial Corp.	7,635	157,739
MainSource Financial Group, Inc.	9,373	81,733
MB Financial, Inc.	24,566	361,612
Merchants Bancshares, Inc.	2,349	62,906
Metro Bancorp, Inc.*	6,680	57,782
Midsouth Bancorp, Inc.	3,058	32,874
Nara Bancorp, Inc.*	17,546	106,504
National Bankshares, Inc./Virginia	3,343	80,667
National Penn Bancshares, Inc.	56,016	392,672
NBT Bancorp, Inc.	15,973	297,417
Northfield Bancorp, Inc./New Jersey	8,137	107,734
Old National Bancorp/Indiana	43,785	408,076
OmniAmerican Bancorp, Inc.*	5,561	75,908
Oriental Financial Group, Inc.	81,823	791,228
Orrstown Financial Services, Inc.	3,322	42,688
Pacific Capital Bancorp N.A.*	1,973	50,351
Pacific Continental Corp.	8,795	62,357
PacWest Bancorp	13,964	194,658
Park National Corp.	5,998	317,174
Park Sterling Corp.*	13,122	44,877
Penns Woods Bancorp, Inc.	1,836	60,129
Peoples Bancorp, Inc./Ohio	22,299	245,289
Pinnacle Financial Partners, Inc.*	15,660	171,320
PrivateBancorp, Inc.	27,489	206,717
Prosperity Bancshares, Inc.	21,388	698,960
Renasant Corp.	11,432	145,529
Republic Bancorp, Inc./Kentucky, Class A	4,534	80,297
S&T Bancorp, Inc.	13,003	210,128
Sandy Spring Bancorp, Inc.	11,101	162,408
SCBT Financial Corp.	6,510	160,667
Seacoast Banking Corp. of Florida*	33,112	48,675
Sierra Bancorp	5,724	52,375
Simmons First National Corp., Class A	8,120	176,204
Southside Bancshares, Inc.	7,626	137,344
Southwest Bancorp, Inc./Oklahoma*	9,068	38,267
State Bancorp, Inc./New York	7,077	74,804
State Bank Financial Corp.*	14,476	182,687
StellarOne Corp.	10,717	106,634
Sterling Bancorp/New York	14,312	103,905
Sterling Financial Corp./Washington*	12,305	152,336
Suffolk Bancorp	4,565	37,981
Sun Bancorp, Inc./New Jersey*	17,055	45,196
Susquehanna Bancshares, Inc.	58,250	318,627
SVB Financial Group*	15,179	561,623
SY Bancorp, Inc.	4,542	84,572
Taylor Capital Group, Inc.*	3,520	22,598
Texas Capital Bancshares, Inc.*	16,932	386,896
Tompkins Financial Corp.	3,810	136,322
Tower Bancorp, Inc.	4,874	102,062
TowneBank/Virginia	11,227	127,651
Trico Bancshares	6,561	80,503
Trustmark Corp.	29,505	535,516
UMB Financial Corp.	14,767	473,725
Umpqua Holdings Corp.	51,953	456,667
Union First Market Bankshares Corp.	9,370	100,446
United Bankshares, Inc./Virginia	18,710	375,884
United Community Banks, Inc./Georgia*	18,325	155,579
Univest Corp. of Pennsylvania	7,760	103,441
Virginia Commerce Bancorp, Inc.*	10,988	64,500
Washington Banking Co.	7,376	71,768
Washington Trust Bancorp, Inc.	6,592	130,390
Webster Financial Corp.	32,599	498,765
WesBanco, Inc.	10,736	185,840
West Bancorp, Inc.	7,405	62,794
West Coast Bancorp/Oregon*	8,907	124,698
Westamerica Bancorp	7,418	284,258
Western Alliance Bancorp*	32,277	176,878
Wilshire Bancorp, Inc.*	27,935	76,542
Wintrust Financial Corp.	15,893	410,198

		32,019,188

Consumer Finance (0.9%)
Advance America Cash Advance Centers, Inc.	22,339	164,415
Cash America International, Inc.	8,928	456,757
EZCORP, Inc., Class A*	180,000	5,137,200
First Marblehead Corp.*	27,000	27,540
Imperial Holdings, Inc.*	1,313	3,151
Nelnet, Inc., Class A	11,895	223,388
Nicholas Financial, Inc.	4,423	43,213

		6,055,664

Diversified Financial Services (2.3%)
California First National Bancorp	621	9,508
CBOE Holdings, Inc.	23,400	572,598

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Compass Diversified Holdings	18,317	$223,101
Gain Capital Holdings, Inc.*	3,450	21,700
Guoco Group Ltd.	128,000	1,162,307
Marlin Business Services Corp.*	3,910	41,446
NewStar Financial, Inc.*	12,324	115,106
Onex Corp.	167,400	5,217,372
Osaka Securities Exchange Co. Ltd.	477	2,182,161
PHH Corp.*	25,225	405,618
PICO Holdings, Inc.*	10,375	212,791
Primus Guaranty Ltd.*	11,298	59,540
Texas Pacific Land Trust	124,400	4,520,696

		14,743,944

Insurance (5.1%)
Alterra Capital Holdings Ltd.	41,373	784,846
American Equity Investment Life Holding Co.	26,663	233,301
American National Insurance Co.	7,000	484,750
American Safety Insurance Holdings Ltd.*	4,582	84,309
AMERISAFE, Inc.*	8,425	155,104
Amtrust Financial Services, Inc.	9,561	212,828
Argo Group International Holdings Ltd.	12,550	356,044
Arthur J. Gallagher & Co.	26,451	695,661
Aspen Insurance Holdings Ltd.	54,000	1,244,160
Baldwin & Lyons, Inc., Class B	3,876	82,830
Citizens, Inc./Texas*	17,286	110,803
CNO Financial Group, Inc.*	99,860	540,243
Delphi Financial Group, Inc., Class A	21,881	470,879
Donegal Group, Inc., Class A	3,553	42,778
eHealth, Inc.*	9,896	135,179
EMC Insurance Group, Inc.	1,433	26,367
Employers Holdings, Inc.	17,728	226,209
Enstar Group Ltd.*	3,123	297,403
FBL Financial Group, Inc., Class A	5,697	151,654
First American Financial Corp.	47,606	609,357
Flagstone Reinsurance Holdings S.A.	22,491	174,305
Fortegra Financial Corp.*	2,820	14,805
FPIC Insurance Group, Inc.*	3,723	155,770
Global Indemnity plc*	6,170	105,384
Greenlight Capital Reinsurance Ltd., Class A*	309,924	6,427,824
Hallmark Financial Services*	3,344	24,645
Hanover Insurance Group, Inc.	38,500	1,366,750
Harleysville Group, Inc.	5,441	320,257
HCC Insurance Holdings, Inc.	19,600	530,180
Hilltop Holdings, Inc.*	17,400	125,454
Horace Mann Educators Corp.	18,340	209,260
Independence Holding Co.	3,122	22,635
Infinity Property & Casualty Corp.	5,619	294,885
Kansas City Life Insurance Co.	1,882	58,097
Maiden Holdings Ltd.	22,946	169,571
Meadowbrook Insurance Group, Inc.	24,579	218,999
Montpelier Reinsurance Holdings Ltd.	98,319	1,738,280
National Financial Partners Corp.*	19,670	215,190
National Interstate Corp.	3,140	69,017
National Western Life Insurance Co., Class A	976	132,248
Navigators Group, Inc.*	5,182	223,863
Old Republic International Corp.	154,000	1,373,680
OneBeacon Insurance Group Ltd., Class A	9,916	135,254
Phoenix Cos., Inc.*	53,007	64,669
Platinum Underwriters Holdings Ltd.	16,871	518,783
Presidential Life Corp.	9,742	80,079
Primerica, Inc.	15,442	332,930
ProAssurance Corp.	13,873	999,134
Protective Life Corp.	118,000	1,844,340
RLI Corp.	21,857	1,389,668
Safety Insurance Group, Inc.	5,702	215,707
SeaBright Holdings, Inc.	9,277	66,794
Selective Insurance Group, Inc.	24,703	322,374
StanCorp Financial Group, Inc.	41,500	1,144,155
State Auto Financial Corp.	5,847	76,888
Stewart Information Services Corp.	7,201	63,657
Symetra Financial Corp.	30,854	251,460
Tower Group, Inc.	88,156	2,015,246
Transatlantic Holdings, Inc.	14,900	722,948
United Fire & Casualty Co.	9,865	174,512
Universal Insurance Holdings, Inc.	8,172	31,462
Validus Holdings Ltd.	47,054	1,172,586

		32,538,450

Real Estate Investment Trusts (REITs) (6.4%)
Acadia Realty Trust (REIT)	15,228	284,764
AG Mortgage Investment Trust, Inc.	2,078	38,859
Agree Realty Corp. (REIT)	4,736	103,150
Alexander’s, Inc. (REIT)	2,200	794,244
American Assets Trust, Inc. (REIT)	1,222	21,935
American Campus Communities, Inc. (REIT)	17,593	654,636
American Capital Mortgage Investment Corp.	2,714	45,324
Anworth Mortgage Asset Corp. (REIT)	60,330	410,244
Apollo Commercial Real Estate Finance, Inc. (REIT)	10,001	131,713
ARMOUR Residential REIT, Inc. (REIT)	35,493	241,352
Ashford Hospitality Trust, Inc. (REIT)	23,825	167,251
Associated Estates Realty Corp. (REIT)	18,271	282,470
BioMed Realty Trust, Inc. (REIT)	60,508	1,002,618
Campus Crest Communities, Inc. (REIT)	14,034	152,690
CapLease, Inc. (REIT)	31,671	114,332
Capstead Mortgage Corp. (REIT)	40,283	464,866
CBL & Associates Properties, Inc. (REIT)	46,776	531,375
Cedar Shopping Centers, Inc. (REIT)	25,861	80,428
Chatham Lodging Trust (REIT)	7,072	70,154
Chesapeake Lodging Trust (REIT)	15,479	186,832
Cogdell Spencer, Inc. (REIT)	15,834	59,694
Colonial Properties Trust (REIT)	37,936	688,918
Colony Financial, Inc. (REIT)	15,724	203,154
Coresite Realty Corp. (REIT)	9,118	130,843
Cousins Properties, Inc. (REIT)	42,785	250,292
CreXus Investment Corp. (REIT)	27,139	240,994
CubeSmart (REIT)	45,002	383,867
CYS Investments, Inc. (REIT)	38,997	471,474
DCT Industrial Trust, Inc. (REIT)	112,505	493,897
DiamondRock Hospitality Co. (REIT)	77,248	539,964
DuPont Fabros Technology, Inc. (REIT)	16,935	333,450
Dynex Capital, Inc. (REIT)	19,474	156,960
EastGroup Properties, Inc. (REIT)	6,959	265,416
Education Realty Trust, Inc. (REIT)	32,638	280,360
Entertainment Properties Trust (REIT)	21,496	837,914

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Equity Lifestyle Properties, Inc. (REIT)	116,872	$7,327,874
Equity One, Inc. (REIT)	25,306	401,353
Excel Trust, Inc. (REIT)	13,760	132,371
Extra Space Storage, Inc. (REIT)	26,431	492,410
FelCor Lodging Trust, Inc. (REIT)*	28,922	67,388
First Industrial Realty Trust, Inc. (REIT)*	39,488	315,904
First Potomac Realty Trust (REIT)	22,939	286,049
Franklin Street Properties Corp. (REIT)	32,889	371,975
Getty Realty Corp. (REIT)	6,866	99,008
Gladstone Commercial Corp. (REIT)	3,081	48,310
Glimcher Realty Trust (REIT)	6,465	45,772
Government Properties Income Trust (REIT)	16,834	362,099
Hatteras Financial Corp. (REIT)	34,850	876,826
Healthcare Realty Trust, Inc. (REIT)	35,509	598,327
Hersha Hospitality Trust (REIT)	65,253	225,775
Highwoods Properties, Inc. (REIT)	8,294	234,388
Hudson Pacific Properties, Inc. (REIT)	10,824	125,883
Inland Real Estate Corp. (REIT)	36,054	263,194
Invesco Mortgage Capital, Inc. (REIT)	53,688	758,611
Investors Real Estate Trust (REIT)	30,509	219,665
iStar Financial, Inc. (REIT)*	41,084	239,109
Kilroy Realty Corp. (REIT)	14,037	439,358
Kite Realty Group Trust (REIT)	26,283	96,196
LaSalle Hotel Properties (REIT)	38,520	739,584
Lexington Realty Trust (REIT)	55,134	360,576
LTC Properties, Inc. (REIT)	11,974	303,182
Medical Properties Trust, Inc. (REIT)	51,775	463,386
MFA Financial, Inc. (REIT)	164,959	1,158,012
Mission West Properties, Inc. (REIT)	8,454	64,166
Monmouth Real Estate Investment Corp. (REIT), Class A	16,429	130,282
MPG Office Trust, Inc. (REIT)*	22,843	48,199
National Health Investors, Inc. (REIT)	6,582	277,300
National Retail Properties, Inc. (REIT)	43,738	1,175,240
Newcastle Investment Corp. (REIT)	2,696	10,973
NorthStar Realty Finance Corp. (REIT)	43,932	144,976
Omega Healthcare Investors, Inc. (REIT)	3,035	48,348
One Liberty Properties, Inc. (REIT)	5,234	76,730
Parkway Properties, Inc./Maryland (REIT)	10,371	114,185
Pebblebrook Hotel Trust (REIT)	23,232	363,581
Pennsylvania Real Estate Investment Trust (REIT)	25,628	198,104
PennyMac Mortgage Investment Trust (REIT)	8,332	132,479
Post Properties, Inc. (REIT)	22,766	790,891
Potlatch Corp. (REIT)	8,839	278,605
PS Business Parks, Inc. (REIT)	7,164	354,905
RAIT Financial Trust (REIT)	17,735	60,122
Ramco-Gershenson Properties Trust (REIT)	18,096	148,387
Redwood Trust, Inc. (REIT)	36,390	406,476
Resource Capital Corp. (REIT)	32,915	164,575
Retail Opportunity Investments Corp. (REIT)	19,328	214,154
RLJ Lodging Trust (REIT)	12,307	157,160
Sabra Health Care REIT, Inc. (REIT)	12,168	116,083
Sovran Self Storage, Inc. (REIT)	12,975	482,281
STAG Industrial, Inc. (REIT)	7,615	77,673
Strategic Hotels & Resorts, Inc. (REIT)*	59,895	258,147
Summit Hotel Properties, Inc. (REIT)	11,296	79,750
Sun Communities, Inc. (REIT)	9,811	345,249
Sunstone Hotel Investors, Inc. (REIT)*	52,768	300,250
Terreno Realty Corp. (REIT)	4,901	62,880
Two Harbors Investment Corp. (REIT)	66,105	583,707
UMH Properties, Inc. (REIT)	5,831	53,004
Universal Health Realty Income Trust (REIT)	2,834	95,251
Urstadt Biddle Properties, Inc. (REIT), Class A	9,507	151,827
Washington Real Estate Investment Trust (REIT)	22,967	647,210
Whitestone REIT (REIT), Class B	3,870	43,112
Winthrop Realty Trust (REIT)	460,171	3,998,886

		40,824,167

Real Estate Management & Development (1.2%)
Avatar Holdings, Inc.*	4,015	32,843
Consolidated-Tomoka Land Co.	1,947	51,128
Forestar Group, Inc.*	16,177	176,491
Howard Hughes Corp.*	172,500	7,262,250
Kennedy-Wilson Holdings, Inc.	10,674	113,144

		7,635,856

Thrifts & Mortgage Finance (0.9%)
Abington Bancorp, Inc.	9,471	68,191
Apollo Residential Mortgage, Inc.*	1,627	26,683
Astoria Financial Corp.	39,260	301,909
Bank Mutual Corp.	21,091	55,048
BankFinancial Corp.	9,795	65,039
Beneficial Mutual Bancorp, Inc.*	13,505	100,612
Berkshire Hills Bancorp, Inc.	9,221	170,312
BofI Holding, Inc.*	3,899	52,481
Brookline Bancorp, Inc.	26,907	207,453
Charter Financial Corp.	3,061	28,712
Clifton Savings Bancorp, Inc.	3,890	35,632
Dime Community Bancshares, Inc.	14,218	144,028
Doral Financial Corp.*	58,080	63,307
ESB Financial Corp.	5,700	62,472
ESSA Bancorp, Inc.	4,234	44,499
Farmer Mac, Class C	4,523	86,073
First Defiance Financial Corp.*	4,358	58,397
First Financial Holdings, Inc.	7,427	29,782
First PacTrust Bancorp, Inc.	4,151	47,031
Flagstar Bancorp, Inc.*	89,611	43,901
Flushing Financial Corp.	14,523	156,848
Fox Chase Bancorp, Inc.	6,659	84,436
Franklin Financial Corp.*	6,330	69,883
Home Federal Bancorp, Inc./Idaho	7,782	60,855
Kearny Financial Corp.	6,543	57,840
Meridian Interstate Bancorp, Inc.*	4,218	46,018
MGIC Investment Corp.*	85,990	160,801
Northwest Bancshares, Inc.	48,692	579,922
OceanFirst Financial Corp.	6,973	81,375
Ocwen Financial Corp.*	33,812	446,657
Oritani Financial Corp.	23,452	301,593
PMI Group, Inc.*	69,664	13,933
Provident Financial Services, Inc.	27,977	300,753
Provident New York Bancorp	17,765	103,392
Radian Group, Inc.	61,000	133,590

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Rockville Financial, Inc.	13,513	$128,103
Roma Financial Corp.	2,619	21,345
Territorial Bancorp, Inc.	5,302	101,533
TrustCo Bank Corp./New York	224,813	1,002,666
United Financial Bancorp, Inc.	7,605	104,113
ViewPoint Financial Group	16,051	183,784
Westfield Financial, Inc.	9,891	65,182
WSFS Financial Corp.	2,823	89,122

		5,985,306

Total Financials		161,317,089

Health Care (3.1%)
Biotechnology (0.3%)
Affymax, Inc.*	8,529	38,210
Allos Therapeutics, Inc.*	7,188	13,226
AMAG Pharmaceuticals, Inc.*	8,596	126,877
Arena Pharmaceuticals, Inc.*	62,097	90,041
Array BioPharma, Inc.*	14,279	27,987
Astex Pharmaceuticals*	24,158	46,383
BioMimetic Therapeutics, Inc.*	5,181	17,097
Cell Therapeutics, Inc.*	9,356	9,917
Celldex Therapeutics, Inc.*	17,326	39,590
Curis, Inc.*	10,068	31,815
Cytori Therapeutics, Inc.*	5,886	17,364
Dyax Corp.*	7,922	9,982
Enzon Pharmaceuticals, Inc.*	15,259	107,423
Exact Sciences Corp.*	7,344	48,691
Geron Corp.*	45,901	97,310
Idenix Pharmaceuticals, Inc.*	17,931	89,476
Immunogen, Inc.*	9,701	106,323
Inhibitex, Inc.*	7,712	18,971
Insmed, Inc.*	11,211	57,176
InterMune, Inc.*	12,939	261,368
Lexicon Pharmaceuticals, Inc.*	50,912	46,834
Maxygen, Inc.	13,322	72,871
Metabolix, Inc.*	4,384	19,202
Micromet, Inc.*	20,375	97,800
Neurocrine Biosciences, Inc.*	6,354	37,997
Novavax, Inc.*	13,770	22,170
Nymox Pharmaceutical Corp.*	1,393	11,395
Oncothyreon, Inc.*	5,364	32,077
PDL BioPharma, Inc.	11,321	62,831
Progenics Pharmaceuticals, Inc.*	3,490	20,033
Rigel Pharmaceuticals, Inc.*	7,310	53,802
Savient Pharmaceuticals, Inc.*	9,466	38,811
Theravance, Inc.*	5,145	103,620
Vanda Pharmaceuticals, Inc.*	692	3,425
Vical, Inc.*	3,572	8,858
Zalicus, Inc.*	13,173	12,917

		1,899,870

Health Care Equipment & Supplies (1.4%)
Accuray, Inc.*	3,727	14,983
Alphatec Holdings, Inc.*	24,359	51,397
Analogic Corp.	1,510	68,569
AngioDynamics, Inc.*	11,449	150,440
Biolase Technology, Inc.*	9,942	29,826
Cantel Medical Corp.	6,031	127,375
Cerus Corp.*	3,068	6,504
CONMED Corp.*	12,916	297,197
CryoLife, Inc.*	11,593	52,053
Cynosure, Inc., Class A*	4,422	44,618
DynaVox, Inc., Class A*	1,114	4,010
Exactech, Inc.*	1,095	15,418
Greatbatch, Inc.*	10,694	213,987
Hill-Rom Holdings, Inc.	672	20,173
ICU Medical, Inc.*	4,232	155,738
Invacare Corp.	12,347	284,475
IRIS International, Inc.*	2,276	20,416
Medical Action Industries, Inc.*	4,304	21,735
Natus Medical, Inc.*	6,339	60,284
Palomar Medical Technologies, Inc.*	8,578	67,595
Rochester Medical Corp.*	405,000	3,086,100
RTI Biologics, Inc.*	23,593	77,621
Solta Medical, Inc.*	27,247	34,059
STAAR Surgical Co.*	1,965	15,327
STERIS Corp.	39,900	1,167,873
SurModics, Inc.*	6,946	63,209
Symmetry Medical, Inc.*	12,625	97,465
Teleflex, Inc.	25,000	1,344,250
Uroplasty, Inc.*	1,052	5,102
West Pharmaceutical Services, Inc.	26,193	971,760
Wright Medical Group, Inc.*	17,847	319,104
Young Innovations, Inc.	1,707	48,649

		8,937,312

Health Care Providers & Services (0.8%)
Almost Family, Inc.*	3,745	62,279
Amedisys, Inc.*	13,473	199,670
American Dental Partners, Inc.*	7,046	68,064
AMN Healthcare Services, Inc.*	9,927	39,807
Amsurg Corp.*	14,264	320,940
Assisted Living Concepts, Inc., Class A	8,965	113,587
BioScrip, Inc.*	4,383	27,876
Capital Senior Living Corp.*	8,482	52,334
CardioNet, Inc.*	7,938	23,814
Centene Corp.*	8,622	247,193
Chindex International, Inc.*	2,907	25,611
Continucare Corp.*	2,785	17,768
Cross Country Healthcare, Inc.*	12,799	53,500
Five Star Quality Care, Inc.*	18,603	46,507
Gentiva Health Services, Inc.*	13,914	76,805
Hanger Orthopedic Group, Inc.*	7,246	136,877
HealthSouth Corp.*	42,853	639,795
Healthspring, Inc.*	14,045	512,081
Healthways, Inc.*	15,524	152,601
Kindred Healthcare, Inc.*	23,761	204,820
LHC Group, Inc.*	6,828	116,486
Magellan Health Services, Inc.*	14,537	702,137
Molina Healthcare, Inc.*	5,111	78,914
National Healthcare Corp.	4,636	149,743
Owens & Minor, Inc.	5,488	156,298
PharMerica Corp.*	13,415	191,432
Providence Service Corp.*	4,617	49,171
Select Medical Holdings Corp.*	15,879	105,913
Skilled Healthcare Group, Inc., Class A*	8,331	30,075
Sun Healthcare Group, Inc.*	11,347	30,637
Sunrise Senior Living, Inc.*	6,577	30,451
Triple-S Management Corp., Class B*	9,029	151,236
Universal American Corp.	14,132	142,168
Vanguard Health Systems, Inc.*	8,361	84,948

		5,041,538

Health Care Technology (0.0%)
Epocrates, Inc.*	237	2,135
MedAssets, Inc.*	3,913	37,604
Omnicell, Inc.*	7,789	107,333

		147,072

Life Sciences Tools & Services (0.4%)
Affymetrix, Inc.*	32,334	158,437
Albany Molecular Research, Inc.*	10,108	28,505

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Cambrex Corp.*	13,572	$68,403
Enzo Biochem, Inc.*	15,947	40,984
eResearchTechnology, Inc.*	10,757	47,976
Furiex Pharmaceuticals, Inc.*	4,425	62,968
Harvard Bioscience, Inc.*	9,574	40,402
Mettler-Toledo International, Inc.*	4,000	559,840
Pacific Biosciences of California, Inc.*	11,950	38,359
PAREXEL International Corp.*	2,551	48,290
Pharmaceutical Product Development, Inc.	47,900	1,229,114
Sequenom, Inc.*	13,727	69,870

		2,393,148

Pharmaceuticals (0.2%)
AVANIR Pharmaceuticals, Inc., Class A*	5,999	17,157
Columbia Laboratories, Inc.*	6,010	11,719
Cornerstone Therapeutics, Inc.*	3,508	22,451
Durect Corp.*	2,340	3,767
Hi-Tech Pharmacal Co., Inc.*	3,273	109,973
Impax Laboratories, Inc.*	2,613	46,799
KV Pharmaceutical Co., Class A*	7,921	10,693
Lannett Co., Inc.*	5,038	19,296
Medicines Co.*	10,580	157,430
Medicis Pharmaceutical Corp., Class A	4,897	178,643
Nektar Therapeutics*	19,180	93,023
Par Pharmaceutical Cos., Inc.*	5,167	137,546
Transcept Pharmaceuticals, Inc.*	468	3,098
ViroPharma, Inc.*	31,889	576,234
XenoPort, Inc.*	2,982	17,594

		1,405,423

Total Health Care		19,824,363

Industrials (16.5%)
Aerospace & Defense (1.1%)
AAR Corp.	69,055	1,151,147
Ceradyne, Inc.*	52,335	1,407,288
Cubic Corp.	4,011	156,710
Curtiss-Wright Corp.	21,060	607,160
Ducommun, Inc.	4,797	71,859
Esterline Technologies Corp.*	13,892	720,161
GenCorp, Inc.*	7,123	31,982
GeoEye, Inc.*	9,550	270,742
Hexcel Corp.*	6,904	152,993
KEYW Holding Corp.*	8,284	58,899
Kratos Defense & Security Solutions, Inc.*	14,784	99,348
LMI Aerospace, Inc.*	2,062	35,178
Moog, Inc., Class A*	18,537	604,677
Orbital Sciences Corp.*	15,438	197,606
Teledyne Technologies, Inc.*	12,060	589,252
Triumph Group, Inc.	14,955	728,907

		6,883,909

Air Freight & Logistics (0.1%)
Air Transport Services Group, Inc.*	24,437	105,812
Atlas Air Worldwide Holdings, Inc.*	11,802	392,889
Pacer International, Inc.*	14,408	54,030

		552,731

Airlines (0.5%)
Alaska Air Group, Inc.*	15,288	860,562
Hawaiian Holdings, Inc.*	22,941	96,582
JetBlue Airways Corp.*	112,524	461,348
Republic Airways Holdings, Inc.*	21,899	61,974
SkyWest, Inc.	124,466	1,432,604
Spirit Airlines, Inc.*	7,113	88,912
U.S. Airways Group, Inc.*	73,219	402,704

		3,404,686

Building Products (1.2%)
A.O. Smith Corp.	29,773	953,629
American Woodmark Corp.	50,344	609,666
Ameron International Corp.	4,144	351,991
Apogee Enterprises, Inc.	99,862	857,815
Builders FirstSource, Inc.*	20,695	26,283
Gibraltar Industries, Inc.*	114,048	926,070
Griffon Corp.*	21,752	177,931
Insteel Industries, Inc.	7,655	77,086
NCI Building Systems, Inc.*	8,990	67,964
Quanex Building Products Corp.	17,391	190,432
Simpson Manufacturing Co., Inc.	64,061	1,597,041
Universal Forest Products, Inc.	66,122	1,590,234
USG Corp.*	9,503	63,955

		7,490,097

Commercial Services & Supplies (2.2%)
A.T. Cross Co., Class A*	322	3,632
ABM Industries, Inc.	84,458	1,609,769
ACCO Brands Corp.*	25,110	119,775
American Reprographics Co.*	14,536	48,841
APAC Customer Services, Inc.*	2,177	18,548
Brink’s Co.	2,933	68,368
Casella Waste Systems, Inc., Class A*	1,412	7,427
Cenveo, Inc.*	11,610	34,946
CompX International, Inc.	358	4,547
Courier Corp.	4,586	29,992
EnergySolutions, Inc.*	27,312	96,411
EnerNOC, Inc.*	7,346	66,114
Ennis, Inc.	11,846	154,709
Fuel Tech, Inc.*	676	3,934
G&K Services, Inc., Class A	8,267	211,139
GEO Group, Inc.*	29,272	543,288
Kimball International, Inc., Class B	14,431	70,135
M&F Worldwide Corp.*	4,604	113,351
McGrath RentCorp	6,430	152,970
Metalico, Inc.*	7,682	29,960
Mine Safety Appliances Co.	36,000	970,560
Mobile Mini, Inc.*	217,429	3,574,533
Multi-Color Corp.	4,728	106,806
Quad/Graphics, Inc.	10,428	188,434
Schawk, Inc.	46,938	463,278
Steelcase, Inc., Class A	32,102	202,564
Sykes Enterprises, Inc.*	16,905	252,730
Team, Inc.*	180,000	3,776,400
Tetra Tech, Inc.*	22,487	421,406
TMS International Corp., Class A*	3,410	24,825
U.S. Ecology, Inc.	534	8,261
UniFirst Corp.	6,366	288,316
United Stationers, Inc.	7,405	201,786
Viad Corp.	8,104	137,606
WCA Waste Corp.*	6,864	29,103

		14,034,464

Construction & Engineering (1.5%)
Argan, Inc.*	2,729	27,781
Chicago Bridge & Iron Co. N.V. (N.Y. Shares)	90,000	2,576,700
Comfort Systems USA, Inc.	17,385	144,643
Dycom Industries, Inc.*	13,420	205,326
EMCOR Group, Inc.*	56,255	1,143,664
Furmanite Corp.*	450,000	2,434,500
Granite Construction, Inc.	95,222	1,787,317
Great Lakes Dredge & Dock Corp.	26,777	108,983

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Insituform Technologies, Inc., Class A*	17,988	$208,301
Layne Christensen Co.*	8,957	206,907
Michael Baker Corp.*	3,824	73,153
MYR Group, Inc.*	588	10,372
Northwest Pipe Co.*	4,203	85,279
Orion Marine Group, Inc.*	12,429	71,715
Pike Electric Corp.*	7,475	50,606
Primoris Services Corp.	1,520	15,899
Sterling Construction Co., Inc.*	7,559	84,434
Tutor Perini Corp.	14,236	163,572
UniTek Global Services, Inc.*	4,754	23,580

		9,422,732

Electrical Equipment (0.9%)
A123 Systems, Inc.*	33,148	114,029
American Superconductor Corp.*	20,546	80,746
Belden, Inc.	2,836	73,141
Brady Corp., Class A	66,570	1,759,445
Broadwind Energy, Inc.*	37,091	11,873
Encore Wire Corp.	8,203	168,818
Ener1, Inc.*	32,781	4,491
EnerSys*	16,199	324,304
Franklin Electric Co., Inc.	21,362	775,013
Generac Holdings, Inc.*	7,140	134,303
General Cable Corp.*	9,500	221,825
Global Power Equipment Group, Inc.*	3,533	82,213
LSI Industries, Inc.	8,722	54,338
Powell Industries, Inc.*	28,356	878,185
PowerSecure International, Inc.*	7,241	34,250
Preformed Line Products Co.	1,000	45,800
Roper Industries, Inc.	17,350	1,195,589
Valence Technology, Inc.*	15,482	16,101

		5,974,464

Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	36,600	1,166,808
Seaboard Corp.	142	255,883
Standex International Corp.	4,441	138,248
Tredegar Corp.	10,498	155,685

		1,716,624

Machinery (3.4%)
Accuride Corp.*	16,563	84,803
Actuant Corp., Class A	25,997	513,441
Alamo Group, Inc.	2,581	53,659
Albany International Corp., Class A	10,198	186,114
American Railcar Industries, Inc.*	4,382	67,395
Ampco-Pittsburgh Corp.	3,500	71,575
Astec Industries, Inc.*	42,100	1,232,688
Badger Meter, Inc.	1,189	34,398
Barnes Group, Inc.	24,584	473,242
Briggs & Stratton Corp.	84,064	1,135,705
Cascade Corp.	3,978	132,825
CIRCOR International, Inc.	15,922	467,629
CLARCOR, Inc.	1,210	50,070
Columbus McKinnon Corp.*	1,846	20,232
Douglas Dynamics, Inc.	3,886	49,663
Energy Recovery, Inc.*	20,636	62,114
EnPro Industries, Inc.*	39,402	1,169,451
ESCO Technologies, Inc.	9,062	231,081
Federal Signal Corp.	25,995	114,898
Flow International Corp.*	2,264	5,003
Force Protection, Inc.*	19,606	75,483
FreightCar America, Inc.*	5,414	78,016
Gardner Denver, Inc.	24,900	1,582,395
Graco, Inc.	29,500	1,007,130
Greenbrier Cos., Inc.*	8,452	98,466
Hurco Cos., Inc.*	2,881	58,484
John Bean Technologies Corp.	941	13,419
Kadant, Inc.*	4,096	72,745
Kaydon Corp.	37,434	1,073,607
Kennametal, Inc.	41,700	1,365,258
L.B. Foster Co., Class A	4,338	96,434
Lincoln Electric Holdings, Inc.	43,000	1,247,430
Lydall, Inc.*	7,817	69,571
Meritor, Inc.*	13,851	97,788
Met-Pro Corp.	6,474	55,547
Miller Industries, Inc.	5,419	94,020
Mueller Industries, Inc.	57,372	2,213,986
Mueller Water Products, Inc., Class A	70,859	175,730
NACCO Industries, Inc., Class A	2,648	167,883
Nordson Corp.	22,400	890,176
Pentair, Inc.	18,200	582,582
RBC Bearings, Inc.*	2,035	69,170
Robbins & Myers, Inc.	17,827	618,775
Tecumseh Products Co., Class A*	8,329	60,718
Timken Co.	10,000	328,200
Trinity Industries, Inc.	78,800	1,687,108
Wabash National Corp.*	100,569	479,714
Watts Water Technologies, Inc., Class A	38,631	1,029,516

		21,545,337

Marine (0.6%)
Baltic Trading Ltd.	7,293	33,912
Eagle Bulk Shipping, Inc.*	28,741	45,123
Excel Maritime Carriers Ltd.*	20,932	43,539
Genco Shipping & Trading Ltd.*	13,702	107,013
International Shipholding Corp.	2,317	42,841
Kirby Corp.*	73,000	3,842,720
Ultrapetrol Bahamas Ltd.*	9,606	21,806

		4,136,954

Professional Services (0.5%)
Barrett Business Services, Inc.	3,394	47,312
CBIZ, Inc.*	17,939	118,218
CDI Corp.	4,453	47,558
CRA International, Inc.*	4,090	81,841
Dolan Co.*	13,849	124,502
Franklin Covey Co.*	5,836	44,354
FTI Consulting, Inc.*	18,861	694,273
GP Strategies Corp.*	4,789	47,842
Heidrick & Struggles International, Inc.	7,465	122,799
Hill International, Inc.*	11,268	52,734
Hudson Highland Group, Inc.*	14,717	50,332
Huron Consulting Group, Inc.*	612	19,052
ICF International, Inc.*	5,790	108,910
Insperity, Inc.	29,700	660,825
Kelly Services, Inc., Class A	12,124	138,214
Kforce, Inc.*	1,707	16,746
Korn/Ferry International*	20,278	247,189
Navigant Consulting, Inc.*	23,572	218,512
Odyssey Marine Exploration, Inc.*	23,626	58,120
On Assignment, Inc.*	15,008	106,107
Pendrell Corp.*	24,999	56,248
Resources Connection, Inc.	21,097	206,329
School Specialty, Inc.*	7,287	51,956
TrueBlue, Inc.*	7,053	79,910
VSE Corp.	1,860	48,137

		3,448,020

Road & Rail (2.1%)
Amerco, Inc.*	3,948	246,552
Arkansas Best Corp.	11,186	180,654

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Celadon Group, Inc.	3,511	$31,178
Covenant Transportation Group, Inc., Class A*	3,548	12,950
Genesee & Wyoming, Inc., Class A*	111,300	5,177,676
Marten Transport Ltd.	161,042	2,776,364
Patriot Transportation Holding, Inc.*	2,787	56,325
Quality Distribution, Inc.*	4,639	41,612
RailAmerica, Inc.*	9,754	127,095
Roadrunner Transportation Systems, Inc.*	3,907	53,604
Saia, Inc.*	247,284	2,601,428
Swift Transportation Co.*	25,659	165,244
Universal Truckload Services, Inc.	2,565	33,345
Vitran Corp., Inc.*	390,000	1,540,500
Werner Enterprises, Inc.	16,852	351,027
Zipcar, Inc.*	1,030	18,540

		13,414,094

Trading Companies & Distributors (2.1%)
Aceto Corp.	12,389	65,538
Aircastle Ltd.	23,813	226,700
Applied Industrial Technologies, Inc.	20,200	548,632
CAI International, Inc.*	297	3,481
DXP Enterprises, Inc.*	190,000	3,577,700
Essex Rental Corp.*	6,475	15,928
H&E Equipment Services, Inc.*	7,029	57,989
Interline Brands, Inc.*	13,911	179,035
Kaman Corp.	5,324	148,273
Lawson Products, Inc.	1,582	21,389
RSC Holdings, Inc.*	30,888	220,231
Rush Enterprises, Inc., Class A*	249,767	3,536,701
SeaCube Container Leasing Ltd.	5,087	61,705
TAL International Group, Inc.	170,000	4,239,800
Titan Machinery, Inc.*	4,742	84,882
United Rentals, Inc.*	19,804	333,499

		13,321,483

Transportation Infrastructure (0.0%)
Hainan Meilan International Airport Co., Ltd., Class H	108,000	64,696
Wesco Aircraft Holdings, Inc.*	5,457	59,645

		124,341

Total Industrials		105,469,936

Information Technology (4.6%)
Communications Equipment (0.9%)
Anaren, Inc.*	6,157	117,907
Arris Group, Inc.*	55,609	572,773
Aviat Networks, Inc.*	27,556	64,757
Bel Fuse, Inc., Class B	4,732	73,772
BigBand Networks, Inc.*	19,650	25,152
Black Box Corp.	8,212	175,326
Blue Coat Systems, Inc.*	12,452	172,834
Communications Systems, Inc.	2,888	37,544
Comtech Telecommunications Corp.	12,170	341,855
DG FastChannel, Inc.*	2,910	49,324
Digi International, Inc.*	9,669	106,359
Emcore Corp.*	39,887	39,488
Emulex Corp.*	40,365	258,336
Extreme Networks, Inc.*	30,117	79,810
Globecomm Systems, Inc.*	2,979	40,246
Harmonic, Inc.*	41,331	176,070
Infinera Corp.*	44,651	344,706
KVH Industries, Inc.*	6,350	50,228
Loral Space & Communications, Inc.*	26,086	1,306,909
Oclaro, Inc.*	23,038	83,858
Oplink Communications, Inc.*	4,972	75,276
Opnext, Inc.*	19,377	24,221
ORBCOMM, Inc.*	15,330	39,092
Plantronics, Inc.	15,733	447,604
Sonus Networks, Inc.*	88,841	192,785
Sycamore Networks, Inc.	9,098	164,219
Symmetricom, Inc.*	19,793	85,902
Tekelec*	27,055	163,412
ViaSat, Inc.*	10,345	344,592
Westell Technologies, Inc., Class A*	23,746	51,291

		5,705,648

Computers & Peripherals (0.2%)
Avid Technology, Inc.*	13,519	104,637
Cray, Inc.*	16,348	86,808
Dot Hill Systems Corp.*	19,290	29,128
Electronics for Imaging, Inc.*	19,818	266,948
Imation Corp.*	13,705	100,183
Immersion Corp.*	1,020	6,100
Intermec, Inc.*	27,094	176,653
Intevac, Inc.*	10,342	72,290
Novatel Wireless, Inc.*	12,993	39,239
Quantum Corp.*	102,677	185,845
Rimage Corp.	4,415	55,850
Xyratex Ltd.	14,162	131,282

		1,254,963

Electronic Equipment, Instruments & Components (1.3%)
Agilysys, Inc.*	8,028	57,240
Anixter International, Inc.	6,419	304,517
Benchmark Electronics, Inc.*	155,991	2,029,443
Brightpoint, Inc.*	17,629	162,363
Checkpoint Systems, Inc.*	18,285	248,310
Cognex Corp.	3,473	94,153
Coherent, Inc.*	3,274	140,651
CTS Corp.	15,673	127,421
Daktronics, Inc.	12,616	108,245
DDi Corp.	4,325	31,313
Electro Rent Corp.	5,082	70,182
Electro Scientific Industries, Inc.*	9,355	111,231
FEI Co.*	1,346	40,326
GSI Group, Inc.*	11,687	89,756
Identive Group, Inc.*	17,566	34,956
Insight Enterprises, Inc.*	21,243	321,619
Kemet Corp.*	19,073	136,372
Littelfuse, Inc.	1,253	50,383
Mercury Computer Systems, Inc.*	13,720	157,780
Methode Electronics, Inc.	16,789	124,742
Multi-Fineline Electronix, Inc.*	25,615	510,763
NeoPhotonics Corp.*	1,928	13,265
Newport Corp.*	11,718	126,672
OSI Systems, Inc.*	1,965	65,867
Park Electrochemical Corp.	9,371	200,258
PC Connection, Inc.*	3,997	31,896
Plexus Corp.*	1,229	27,800
Power-One, Inc.*	2,036	9,162
RadiSys Corp.*	8,747	53,532
Richardson Electronics Ltd.	5,724	77,904
Rofin-Sinar Technologies, Inc.*	64,383	1,236,154
Rogers Corp.*	4,816	188,450
Sanmina-SCI Corp.*	36,676	244,996
Scansource, Inc.*	10,530	311,267
SYNNEX Corp.*	11,469	300,488
TTM Technologies, Inc.*	18,094	172,074
Viasystems Group, Inc.*	1,114	19,595
Vishay Precision Group, Inc.*	5,574	73,465
X-Rite, Inc.*	11,964	44,626

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Zygo Corp.*	6,128	$70,840

		8,220,077

Internet Software & Services (0.3%)
Bankrate, Inc.*	2,517	38,284
Carbonite, Inc.*	514	6,189
DealerTrack Holdings, Inc.*	2,571	40,288
Digital River, Inc.*	15,892	329,441
EarthLink, Inc.	50,582	330,301
InfoSpace, Inc.*	14,990	125,316
Internap Network Services Corp.*	3,338	16,423
KIT Digital, Inc.*	16,923	142,153
Limelight Networks, Inc.*	5,465	12,897
Marchex, Inc., Class B	5,772	49,062
ModusLink Global Solutions, Inc.	19,759	68,959
Openwave Systems, Inc.*	27,140	42,338
Perficient, Inc.*	3,300	24,156
QuinStreet, Inc.*	11,132	115,216
RealNetworks, Inc.	9,725	81,982
support.com, Inc.*	8,207	16,250
TechTarget, Inc.*	1,848	10,552
United Online, Inc.	40,449	211,548
XO Group, Inc.*	6,399	52,280
Zillow, Inc.*	1,272	34,789

		1,748,424

IT Services (0.4%)
Acxiom Corp.*	36,345	386,711
CACI International, Inc., Class A*	12,493	623,900
CIBER, Inc.*	29,067	88,073
Computer Task Group, Inc.*	2,046	22,854
Convergys Corp.*	47,993	450,174
CSG Systems International, Inc.*	8,277	104,621
Dynamics Research Corp.*	3,982	35,519
Euronet Worldwide, Inc.*	23,340	367,372
Global Cash Access Holdings, Inc.*	13,881	35,535
Hackett Group, Inc.*	4,808	17,934
ManTech International Corp., Class A	10,623	333,350
MoneyGram International, Inc.*	3,599	8,386
NCI, Inc., Class A*	2,447	29,193
Ness Technologies, Inc.*	15,189	116,348
Stream Global Services, Inc.*	3,638	7,494
Unisys Corp.*	11,514	180,655

		2,808,119

Semiconductors & Semiconductor Equipment (1.1%)
Advanced Analogic Technologies, Inc.*	15,527	67,232
Advanced Energy Industries, Inc.*	19,849	171,098
Alpha & Omega Semiconductor Ltd.*	6,738	55,319
Amkor Technology, Inc.*	48,153	209,947
Amtech Systems, Inc.*	265	2,120
ANADIGICS, Inc.*	30,731	66,379
Applied Micro Circuits Corp.*	4,545	24,407
ATMI, Inc.*	13,657	216,054
Axcelis Technologies, Inc.*	49,315	59,178
AXT, Inc.*	8,388	42,276
Brooks Automation, Inc.	30,099	245,307
Cabot Microelectronics Corp.*	8,284	284,887
Cohu, Inc.	87,926	868,709
CSR plc (ADR)*	3,389	43,987
Cymer, Inc.*	10,214	379,757
DSP Group, Inc.*	10,700	63,130
Entegris, Inc.*	41,349	263,807
Evergreen Solar, Inc.*	1	—
Exar Corp.*	14,892	85,033
FormFactor, Inc.*	23,129	144,094
FSI International, Inc.*	17,515	33,103
GSI Technology, Inc.*	9,081	44,679
Integrated Device Technology, Inc.*	24,533	126,345
Integrated Silicon Solution, Inc.*	12,168	95,032
IXYS Corp.*	3,776	41,083
Kopin Corp.*	18,059	61,942
Kulicke & Soffa Industries, Inc.*	32,840	244,986
Lattice Semiconductor Corp.*	37,140	194,985
LTX-Credence Corp.*	10,397	55,000
Mindspeed Technologies, Inc.*	6,989	36,343
MIPS Technologies, Inc.*	7,149	34,601
MKS Instruments, Inc.	23,831	517,371
Monolithic Power Systems, Inc.*	3,195	32,525
Nanometrics, Inc.*	9,169	132,950
OmniVision Technologies, Inc.*	5,634	79,101
PDF Solutions, Inc.*	797	3,252
Pericom Semiconductor Corp.*	10,128	75,048
Photronics, Inc.*	26,525	132,094
PLX Technology, Inc.*	20,104	60,513
RF Micro Devices, Inc.*	111,103	704,393
Rudolph Technologies, Inc.*	14,364	96,095
Sigma Designs, Inc.*	14,505	113,719
Silicon Image, Inc.*	7,646	44,882
Spansion, Inc., Class A*	22,948	280,425
Standard Microsystems Corp.*	10,468	203,079
Supertex, Inc.*	5,057	87,486
Tessera Technologies, Inc.*	23,314	278,369
Veeco Instruments, Inc.*	5,642	137,665

		7,239,787

Software (0.4%)
Accelrys, Inc.*	25,160	152,470
Actuate Corp.*	1,256	6,933
Ebix, Inc.*	3,815	56,080
EPIQ Systems, Inc.	13,350	167,275
ePlus, Inc.*	1,640	40,459
Fair Isaac Corp.	7,646	166,912
JDA Software Group, Inc.*	15,730	368,711
Mentor Graphics Corp.*	24,464	235,344
Motricity, Inc.*	1,003	1,695
Progress Software Corp.*	12,416	217,901
Quest Software, Inc.*	19,386	307,850
Renaissance Learning, Inc.	3,943	66,163
Rosetta Stone, Inc.*	5,085	46,528
S1 Corp.*	21,064	193,157
SeaChange International, Inc.*	6,201	47,748
Smith Micro Software, Inc.*	16,419	24,957
SS&C Technologies Holdings, Inc.*	11,464	163,820
Tangoe, Inc.*	580	6,560
TeleCommunication Systems, Inc., Class A*	12,289	42,397
TeleNav, Inc.*	378	3,353
THQ, Inc.*	31,190	53,959

		2,370,272

Total Information Technology		29,347,290

Materials (5.0%)
Chemicals (2.7%)
A. Schulman, Inc.	59,967	1,018,839
American Vanguard Corp.	8,548	95,396
Arch Chemicals, Inc.	10,447	490,173
Cabot Corp.	34,700	859,866
Calgon Carbon Corp.*	5,327	77,614
Chase Corp.	2,741	29,466
Chemtura Corp.*	16,940	169,908
Ferro Corp.*	39,499	242,919
FutureFuel Corp.	5,469	56,878

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Georgia Gulf Corp.*	15,151	$209,538
H.B. Fuller Co.	141,237	2,573,338
Innospec, Inc.*	1,109	26,849
KMG Chemicals, Inc.	331	4,078
Kraton Performance Polymers, Inc.*	1,835	29,690
Landec Corp.*	11,978	63,723
Minerals Technologies, Inc.	8,237	405,837
NL Industries, Inc.	87	1,090
Olin Corp.	14,504	261,217
OM Group, Inc.*	13,936	361,918
PolyOne Corp.	11,767	126,025
Quaker Chemical Corp.	1,395	36,158
RPM International, Inc.	76,801	1,436,179
Sensient Technologies Corp.	42,592	1,386,370
Spartech Corp.*	14,031	44,899
Stepan Co.	3,691	247,961
STR Holdings, Inc.*	13,854	112,356
TPC Group, Inc.*	2,125	42,670
Valhi, Inc.	127,900	6,928,343
Zoltek Cos., Inc.*	12,699	81,655

		17,420,953

Construction Materials (0.1%)
Eagle Materials, Inc.	3,953	65,817
Headwaters, Inc.*	27,736	39,940
Texas Industries, Inc.	10,199	323,716
United States Lime & Minerals, Inc.*	865	34,514

		463,987

Containers & Packaging (0.2%)
AptarGroup, Inc.	14,500	647,715
Boise, Inc.	47,675	246,480
Graphic Packaging Holding Co.*	9,114	31,443
Myers Industries, Inc.	13,383	135,838

		1,061,476

Metals & Mining (1.7%)
A.M. Castle & Co.*	7,594	83,078
Century Aluminum Co.*	23,535	210,403
Coeur d’Alene Mines Corp.*	37,977	814,227
Commercial Metals Co.	39,000	370,890
Golden Minerals Co.*	813	6,049
Golden Star Resources Ltd.*	118,055	219,582
Handy & Harman Ltd.*	2,057	20,755
Harry Winston Diamond Corp.*	54,000	548,100
Haynes International, Inc.	1,233	53,574
Horsehead Holding Corp.*	18,874	140,045
Inmet Mining Corp.	74,200	3,143,888
Jaguar Mining, Inc.*	38,663	181,716
Kaiser Aluminum Corp.	4,204	186,153
Materion Corp.*	8,572	194,413
Olympic Steel, Inc.	4,121	69,810
Reliance Steel & Aluminum Co.	45,200	1,537,252
Revett Minerals, Inc.*	4,941	19,072
RTI International Metals, Inc.*	11,988	279,560
Steel Dynamics, Inc.	99,000	982,080
SunCoke Energy, Inc.*	2,593	28,523
Thompson Creek Metals Co., Inc.*	68,603	416,420
U.S. Energy Corp./Wyoming*	10,987	25,380
U.S. Gold Corp.*	267,700	1,073,477
Universal Stainless & Alloy Products, Inc.*	3,193	81,166
Vista Gold Corp.*	27,044	90,327
Worthington Industries, Inc.	9,911	138,457

		10,914,397

Paper & Forest Products (0.3%)
Buckeye Technologies, Inc.	18,035	434,824
Clearwater Paper Corp.*	10,492	356,518
KapStone Paper and Packaging Corp.*	17,838	247,770
Louisiana-Pacific Corp.*	59,244	302,144
Neenah Paper, Inc.	3,410	48,354
P.H. Glatfelter Co.	21,117	278,956
Schweitzer-Mauduit International, Inc.	7,117	397,627
Verso Paper Corp.*	6,425	10,730
Wausau Paper Corp.	22,637	144,650

		2,221,573

Total Materials		32,082,386

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.7%)
Alaska Communications Systems Group, Inc.	16,341	107,197
Atlantic Tele-Network, Inc.	3,280	107,846
Boingo Wireless, Inc.*	732	5,234
Cincinnati Bell, Inc.*	63,098	194,973
Consolidated Communications Holdings, Inc.	2,339	42,219
Fairpoint Communications, Inc.*	9,144	39,319
Global Crossing Ltd.*	5,169	123,591
Globalstar, Inc.*	45,962	18,799
IDT Corp., Class B	277	5,651
inContact, Inc.*	1,076	3,712
Iridium Communications, Inc.*	17,612	109,194
Neutral Tandem, Inc.*	13,718	132,790
PAETEC Holding Corp.*	16,572	87,666
Premiere Global Services, Inc.*	538,824	3,459,250
SureWest Communications	5,897	61,742
Vonage Holdings Corp.*	36,332	94,463

		4,593,646

Wireless Telecommunication Services (0.0%)
Leap Wireless International, Inc.*	22,077	152,331
USA Mobility, Inc.	10,165	134,178

		286,509

Total Telecommunication Services		4,880,155

Utilities (3.1%)
Electric Utilities (1.5%)
Allete, Inc.	14,529	532,197
Central Vermont Public Service Corp.	5,995	211,084
Cleco Corp.	27,691	945,371
El Paso Electric Co.	19,075	612,117
Empire District Electric Co.	18,983	367,891
IDACORP, Inc.	22,539	851,524
MGE Energy, Inc.	10,508	427,360
NV Energy, Inc.	93,500	1,375,385
Otter Tail Corp.	15,410	282,003
PNM Resources, Inc.	94,066	1,545,504
Portland General Electric Co.	34,451	816,144
UIL Holdings Corp.	23,053	759,135
UniSource Energy Corp.	16,738	604,075
Unitil Corp.	4,877	125,241

		9,455,031

Gas Utilities (1.0%)
Chesapeake Utilities Corp.	4,376	175,521
Laclede Group, Inc.	10,219	395,986
New Jersey Resources Corp.	18,940	806,276
Nicor, Inc.	20,863	1,147,674
Northwest Natural Gas Co.	12,269	541,063
Piedmont Natural Gas Co., Inc.	32,823	948,257
South Jersey Industries, Inc.	11,263	560,334
Southwest Gas Corp.	20,966	758,340
WGL Holdings, Inc.	23,449	916,152

		6,249,603

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Independent Power Producers & Energy Traders (0.1%)
Atlantic Power Corp.	28,797	$408,629
Dynegy, Inc.*	44,433	183,064
Ormat Technologies, Inc.	8,218	132,146

		723,839

Multi-Utilities (0.3%)
Avista Corp.	26,242	625,872
Black Hills Corp.	17,974	550,723
CH Energy Group, Inc.	7,033	366,912
NorthWestern Corp.	16,558	528,862

		2,072,369

Water Utilities (0.2%)
American States Water Co.	8,333	282,739
Artesian Resources Corp., Class A	2,933	51,357
Cadiz, Inc.*	5,329	42,152
California Water Service Group	19,249	340,900
Connecticut Water Service, Inc.	3,896	97,478
Consolidated Water Co., Ltd.	6,834	53,852
Middlesex Water Co.	7,096	121,129
Pennichuck Corp.	920	25,741
SJW Corp.	6,482	141,113
York Water Co.	5,818	94,135

		1,250,596

Total Utilities		19,751,438

Total Common Stocks (83.7%) (Cost $589,104,424)		535,476,159

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(0.7%)
JZ Capital Partners Ltd.	102,400	539,376
RIT Capital Partners plc	197,220	3,728,536

		4,267,912

Investment Company (0.0%)
THL Credit, Inc.	4,119	44,979

Total Investment Companies (0.7%) (Cost $4,888,771)		4,312,891

	Number of Rights	Value (Note 1)
RIGHTS:
Information Technology (0.0%)
Electronic Equipment, Instruments & Components (0.0%)
Gerber Scientific, Inc., expiring 12/31/49(b)*† (Cost $—)	11,430	114

Total Investments (84.4%) (Cost $593,993,195)		539,789,164
Other Assets Less Liabilities (15.6%)		99,503,559

Net Assets (100%)		$639,292,723

*	Non-income producing.

†	Securities (totaling $114 or 0.0% of net assets) at fair value by management.

(b)	Illiquid Security.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
BlackRock Liquidity Funds TempFund	$156,815,286	$99,507,598	$256,322,884	$—	$105,865	$—

At September 30, 2011, the Portfolio had the following futures contracts open: (Note 1)

Sales	Number of Contracts	Expiration Date	Original Value	Value at 9/30/2011	Unrealized Appreciation/ (Depreciation)
Russell 2000 Mini Index	1,180	December-11	$75,723,925	$75,697,000	$26,925

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$98,565,474	$—	$—	$98,565,474
Consumer Staples	14,495,510	—	—	14,495,510
Energy	49,742,518	—	—	49,742,518
Financials	155,540,071	5,777,018	—	161,317,089
Health Care	19,824,363	—	—	19,824,363
Industrials	105,405,240	64,696	—	105,469,936
Information Technology	29,347,290	—	114	29,347,404
Materials	32,082,386	—	—	32,082,386
Telecommunication Services	4,880,155	—	—	4,880,155
Utilities	19,751,438	—	—	19,751,438
Futures	26,925	—	—	26,925
Investment Companies
Exchange Traded Funds (ETFs)	—	4,267,912	—	4,267,912
Investment Companies	44,979	—	—	44,979

Total Assets	$529,706,349	$10,109,626	$114	$539,816,089

Total Liabilities	$—	$—	$—	$—

Total	$529,706,349	$10,109,626	$114	$539,816,089

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Corporate Bonds-Financials	Investments in Rights- Information Technology
Balance as of 12/31/10	$4,611	$—
Total gains or losses (realized/unrealized) included in earnings	(1,817)	114
Purchases	—	—
Sales	(2,794)	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 9/30/11	$—	$114

The amount of total gains or losses for the year included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 9/30/11.	$—	$114

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$415,193,243
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$451,808,080

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58,479,561
Aggregate gross unrealized depreciation	(116,725,762)

Net unrealized depreciation	$(58,246,201)

Federal income tax cost of investments	$598,035,365

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (4.0%)
Automobiles (0.1%)
Tesla Motors, Inc.*	33,650	$820,723

Hotels, Restaurants & Leisure (0.1%)
Ctrip.com International Ltd. (ADR)*	12,500	402,000

Internet & Catalog Retail (3.8%)
Amazon.com, Inc.*	67,080	14,504,709
Blue Nile, Inc.*	1,100	38,808
Expedia, Inc.	15,000	386,250
Netflix, Inc.*	3,270	370,033
priceline.com, Inc.*	13,485	6,060,968
Shutterfly, Inc.*	2,200	90,596

		21,451,364

Total Consumer Discretionary		22,674,087

Industrials (0.2%)
Professional Services (0.2%)
Huron Consulting Group, Inc.*	29,915	931,254

Total Industrials		931,254

Information Technology (70.6%)
Communications Equipment (7.8%)
AAC Technologies Holdings, Inc.	364,000	779,663
Acme Packet, Inc.*	63,787	2,716,688
ADTRAN, Inc.	183,120	4,845,355
Arris Group, Inc.*	9,400	96,820
Aruba Networks, Inc.*	83,010	1,735,739
Blue Coat Systems, Inc.*	3,300	45,804
Brocade Communications Systems, Inc.*	35,600	153,792
Calix, Inc.*	51,600	402,480
Ciena Corp.*	7,200	80,640
Cisco Systems, Inc.	833,030	12,903,635
Comtech Telecommunications Corp.	2,000	56,180
DG FastChannel, Inc.*	1,800	30,510
EchoStar Corp., Class A*	2,900	65,569
Emulex Corp.*	6,900	44,160
F5 Networks, Inc.*	6,000	426,300
Finisar Corp.*	42,270	741,416
Harris Corp.	8,800	300,696
HTC Corp.	45,326	995,769
Infinera Corp.*	2,300	17,756
InterDigital, Inc.	3,400	158,372
Ixia*	3,500	26,845
JDS Uniphase Corp.*	16,600	165,502
Juniper Networks, Inc.*	39,600	683,496
Loral Space & Communications, Inc.*	800	40,080
Motorola Mobility Holdings, Inc.*	22,087	834,447
Motorola Solutions, Inc.	25,542	1,070,210
NETGEAR, Inc.*	2,800	72,492
Plantronics, Inc.	3,600	102,420
Polycom, Inc.*	44,482	817,134
QUALCOMM, Inc.	210,920	10,257,040
Research In Motion Ltd.*	34,600	702,380
Riverbed Technology, Inc.*	11,328	226,107
Sonus Networks, Inc.*	21,000	45,570
Sycamore Networks, Inc.	1,500	27,075
Tekelec*	4,800	28,992
Telefonaktiebolaget LM Ericsson (ADR)	213,515	2,039,068
Telefonaktiebolaget LM Ericsson, Class B	42,575	407,937
Tellabs, Inc.	27,900	119,691
ViaSat, Inc.*	3,200	106,592

		44,370,422

Computers & Peripherals (14.5%)
Advantech Co., Ltd.	200,000	526,118
Apple, Inc.*	148,280	56,521,370
Avid Technology, Inc.*	2,300	17,802
Catcher Technology Co., Ltd.	525,000	3,011,369
Dell, Inc.*	118,100	1,671,115
Diebold, Inc.	4,900	134,799
Electronics for Imaging, Inc.*	3,600	48,492
EMC Corp.*	403,620	8,471,984
Hewlett-Packard Co.	276,980	6,218,201
Intermec, Inc.*	3,400	22,168
Lexmark International, Inc., Class A*	6,000	162,180
NCR Corp.*	11,400	192,546
NetApp, Inc.*	98,618	3,347,095
QLogic Corp.*	7,900	100,172
SanDisk Corp.*	23,035	929,462
Seagate Technology plc	31,805	326,956
STEC, Inc.*	3,800	38,532
Synaptics, Inc.*	2,600	62,140
Western Digital Corp.*	17,500	450,100

		82,252,601

Electronic Equipment, Instruments & Components (3.5%)
Aeroflex Holding Corp.*	1,400	12,740
Amphenol Corp., Class A	72,672	2,962,837
Anixter International, Inc.	2,100	99,624
Arrow Electronics, Inc.*	8,600	238,908
Avnet, Inc.*	11,300	294,704
AVX Corp.	3,600	42,732
Benchmark Electronics, Inc.*	4,400	57,244
Celestica, Inc.*	14,700	106,575
Chroma ATE, Inc.	270,960	550,310
Cognex Corp.	3,000	81,330
Coherent, Inc.*	1,900	81,624
Corning, Inc.	117,300	1,449,828
Dolby Laboratories, Inc., Class A*	3,963	108,745
FEI Co.*	2,900	86,884
FLIR Systems, Inc.	11,908	298,295
Hamamatsu Photonics KK	13,100	526,997
Hitachi Ltd.	1,227,000	6,102,764
Hon Hai Precision Industry Co., Ltd.	217,000	484,415
Ingram Micro, Inc., Class A*	11,900	191,947
IPG Photonics Corp.*	2,000	86,880
Itron, Inc.*	3,100	91,450
Jabil Circuit, Inc.	13,600	241,944
Littelfuse, Inc.	1,700	68,357
Molex, Inc.	10,519	214,272
National Instruments Corp.	6,700	153,162
Plexus Corp.*	2,700	61,074
Power-One, Inc.*	7,900	35,550
Rofin-Sinar Technologies, Inc.*	2,200	42,240
Sanmina-SCI Corp.*	6,300	42,084
SYNNEX Corp.*	1,800	47,160
Synnex Technology International Corp.	319,150	689,830
TE Connectivity Ltd.	32,200	906,108
Tech Data Corp.*	3,300	142,659
TPK Holding Co., Ltd.*	158,550	2,939,601
Trimble Navigation Ltd.*	9,100	305,305
TTM Technologies, Inc.*	3,200	30,432
Universal Display Corp.*	4,100	196,554

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
Vishay Intertechnology, Inc.*	12,400	$103,664

		20,176,829

Internet Software & Services (7.3%)
Akamai Technologies, Inc.*	13,900	276,332
Ancestry.com, Inc.*	1,300	30,550
AOL, Inc.*	8,049	96,588
Baidu, Inc. (ADR)*	39,065	4,176,439
DealerTrack Holdings, Inc.*	3,200	50,144
DeNA Co., Ltd.	20,500	857,621
Digital River, Inc.*	3,000	62,190
EarthLink, Inc.	8,400	54,852
eBay, Inc.*	138,915	4,096,603
Equinix, Inc.*	3,500	310,905
Google, Inc., Class A*	39,928	20,538,165
IAC/InterActiveCorp*	6,200	245,210
IntraLinks Holdings, Inc.*	700	5,257
j2 Global Communications, Inc.	3,400	91,460
Kakaku.com, Inc.	35,100	1,446,464
LogMeIn, Inc.*	1,200	39,852
Monster Worldwide, Inc.*	9,900	71,082
NetEase.com, Inc. (ADR)*	75,425	2,878,218
Open Text Corp.*	4,300	224,116
OpenTable, Inc.*	1,200	55,212
Phoenix New Media Ltd. (ADR)*	100,737	572,186
Rackspace Hosting, Inc.*	7,500	256,050
Renren, Inc. (ADR)*	878	4,478
RightNow Technologies, Inc.*	1,800	59,490
SINA Corp.*	38,260	2,739,799
Sohu.com, Inc.*	7,100	342,220
Travelzoo, Inc.*	400	8,796
ValueClick, Inc.*	6,000	93,360
VeriSign, Inc.	17,570	502,678
WebMD Health Corp.*	3,767	113,575
Yahoo!, Inc.*	93,900	1,235,724

		41,535,616

IT Services (10.9%)
Accenture plc, Class A	79,393	4,182,423
Acxiom Corp.*	5,900	62,776
Alliance Data Systems Corp.*	29,154	2,702,576
Automatic Data Processing, Inc.	89,566	4,223,037
Broadridge Financial Solutions, Inc.	9,300	187,302
CACI International, Inc., Class A*	2,300	114,862
Cognizant Technology Solutions Corp., Class A*	92,650	5,809,155
Computer Sciences Corp.	11,400	306,090
Convergys Corp.*	9,200	86,296
CoreLogic, Inc.*	8,200	87,494
DST Systems, Inc.	2,700	118,341
Euronet Worldwide, Inc.*	3,900	61,386
ExlService Holdings, Inc.*	17,694	389,268
Fidelity National Information Services, Inc.	20,150	490,048
Fiserv, Inc.*	10,700	543,239
Gartner, Inc.*	6,400	223,168
Genpact Ltd.*	32,999	474,856
Global Payments, Inc.	5,900	238,301
hiSoft Technology International Ltd. (ADR)*	34,080	299,563
iGATE Corp.	2,200	25,388
International Business Machines Corp.	114,813	20,095,719
Jack Henry & Associates, Inc.	6,500	188,370
Lender Processing Services, Inc.	6,500	88,985
ManTech International Corp., Class A	1,700	53,346
Mastercard, Inc., Class A	17,335	5,497,969
MAXIMUS, Inc.	2,600	90,740
NeuStar, Inc., Class A*	5,633	141,614
Paychex, Inc.	23,800	627,606
SAIC, Inc.*	20,300	239,743
Sapient Corp.	159,127	1,613,548
Syntel, Inc.	1,000	43,190
TeleTech Holdings, Inc.*	2,200	33,528
Teradata Corp.*	32,619	1,746,095
Total System Services, Inc.	11,900	201,467
Unisys Corp.*	2,700	42,363
VeriFone Systems, Inc.*	7,700	269,654
Visa, Inc., Class A	92,655	7,942,386
Western Union Co.	170,450	2,606,180
Wright Express Corp.*	2,900	110,316

		62,258,388

Office Electronics (0.2%)
Xerox Corp.	104,954	731,529
Zebra Technologies Corp., Class A*	4,100	126,854

		858,383

Semiconductors & Semiconductor Equipment (9.2%)
Advanced Micro Devices, Inc.*	42,600	216,408
Altera Corp.	24,000	756,720
Amkor Technology, Inc.*	10,755	46,892
Analog Devices, Inc.	136,310	4,259,687
Applied Materials, Inc.	98,400	1,018,440
Applied Micro Circuits Corp.*	114,100	612,717
ASM Pacific Technology Ltd.	58,500	571,161
ASML Holding N.V. (N.Y. Shares) (ADR)	43,850	1,514,579
Atmel Corp.*	144,995	1,170,110
Avago Technologies Ltd.	40,845	1,338,491
Broadcom Corp., Class A*	35,500	1,181,795
Cabot Microelectronics Corp.*	1,800	61,902
Cavium, Inc.*	22,170	598,812
Cirrus Logic, Inc.*	18,225	268,636
Cree, Inc.*	8,645	224,597
Cymer, Inc.*	2,300	85,514
Cypress Semiconductor Corp.*	94,076	1,408,318
Diodes, Inc.*	2,700	48,384
Entegris, Inc.*	10,300	65,714
Fairchild Semiconductor International, Inc.*	9,200	99,360
First Solar, Inc.*	4,000	252,840
GT Advanced Technologies, Inc.*	9,100	63,882
Hittite Microwave Corp.*	1,900	92,530
Integrated Device Technology, Inc.*	11,400	58,710
Intel Corp.	681,135	14,528,610
International Rectifier Corp.*	5,300	98,686
Intersil Corp., Class A	9,500	97,755
KLA-Tencor Corp.	12,500	478,500
Lam Research Corp.*	9,200	349,416
Linear Technology Corp.	47,000	1,299,550
LSI Corp.*	42,100	218,078
Marvell Technology Group Ltd.*	39,600	575,388
Maxim Integrated Products, Inc.	70,085	1,635,083
MEMC Electronic Materials, Inc.*	16,700	87,508
Micrel, Inc.	3,700	35,039
Microchip Technology, Inc.	14,100	438,651
Micron Technology, Inc.*	63,700	321,048
Microsemi Corp.*	6,600	105,468
MKS Instruments, Inc.	3,900	84,669
Netlogic Microsystems, Inc.*	4,100	197,251
Novellus Systems, Inc.*	5,100	139,026
NVIDIA Corp.*	68,900	861,250
OmniVision Technologies, Inc.*	3,368	47,287
ON Semiconductor Corp.*	242,261	1,737,011

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
PMC-Sierra, Inc.*	17,900	$107,042
Power Integrations, Inc.	2,100	64,281
Rambus, Inc.*	7,800	109,200
RF Micro Devices, Inc.*	171,400	1,086,676
Samsung Electronics Co., Ltd.	1,308	916,271
Semtech Corp.*	4,900	103,390
Silicon Laboratories, Inc.*	3,400	113,934
Skyworks Solutions, Inc.*	120,350	2,159,079
Spansion, Inc., Class A*	65,055	794,972
Spreadtrum Communications, Inc. (ADR)	43,200	775,440
SunPower Corp., Class A*	3,031	24,521
Teradyne, Inc.*	13,900	153,039
Tessera Technologies, Inc.*	4,000	47,760
Texas Instruments, Inc.	213,101	5,679,142
TriQuint Semiconductor, Inc.*	12,500	62,750
Varian Semiconductor Equipment Associates, Inc.*	5,637	344,702
Veeco Instruments, Inc.*	3,100	75,640
Xilinx, Inc.	19,800	543,312

		52,512,624

Software (17.2%)
ACI Worldwide, Inc.*	2,500	68,850
Activision Blizzard, Inc.	36,500	434,350
Adobe Systems, Inc.*	36,700	887,039
Advent Software, Inc.*	2,400	50,040
ANSYS, Inc.*	6,800	333,472
Ariba, Inc.*	6,100	169,031
Aspen Technology, Inc.*	4,600	70,242
Autodesk, Inc.*	17,200	477,816
Blackbaud, Inc.	3,300	73,491
Blackboard, Inc.*	2,600	116,116
BMC Software, Inc.*	23,734	915,183
BroadSoft, Inc.*	600	18,210
CA, Inc.	28,300	549,303
Cadence Design Systems, Inc.*	19,700	182,028
Citrix Systems, Inc.*	30,861	1,682,850
CommVault Systems, Inc.*	3,300	122,298
Compuware Corp.*	16,500	126,390
Concur Technologies, Inc.*	3,500	130,270
Electronic Arts, Inc.*	24,700	505,115
FactSet Research Systems, Inc.	3,400	302,498
Fair Isaac Corp.	3,000	65,490
Fortinet, Inc.*	6,900	115,920
Informatica Corp.*	19,370	793,202
Intuit, Inc.*	175,243	8,313,528
JDA Software Group, Inc.*	3,200	75,008
Mentor Graphics Corp.*	8,200	78,884
MICROS Systems, Inc.*	6,090	267,412
Microsoft Corp.	1,435,910	35,739,800
MicroStrategy, Inc., Class A*	600	68,442
NetSuite, Inc.*	1,300	35,113
Nuance Communications, Inc.*	17,700	360,372
Oracle Corp.	808,648	23,240,544
Parametric Technology Corp.*	9,000	138,420
Pegasystems, Inc.	1,200	36,732
Progress Software Corp.*	5,104	89,575
QLIK Technologies, Inc.*	22,600	489,516
Quest Software, Inc.*	4,700	74,636
RealD, Inc.*	2,500	23,375
RealPage, Inc.*	2,200	44,990
Red Hat, Inc.*	14,400	608,544
Rovi Corp.*	8,327	357,894
Salesforce.com, Inc.*	71,341	8,152,849
SolarWinds, Inc.*	2,600	57,252
Solera Holdings, Inc.	5,269	266,085
SuccessFactors, Inc.*	6,000	137,940
Symantec Corp.*	56,100	914,430
Synchronoss Technologies, Inc.*	1,900	47,329
Synopsys, Inc.*	11,000	267,960
Take-Two Interactive Software, Inc.*	6,400	81,408
Taleo Corp., Class A*	3,100	79,732
TIBCO Software, Inc.*	316,615	7,089,010
TiVo, Inc.*	9,100	84,994
Ultimate Software Group, Inc.*	2,000	93,440
Verint Systems, Inc.*	1,300	34,177
VirnetX Holding Corp.*	2,700	40,473
VMware, Inc., Class A*	31,300	2,515,894
Websense, Inc.*	3,100	53,630

		98,148,592

Total Information Technology		402,113,455

Materials (0.2%)
Chemicals (0.2%)
Monsanto Co.	20,292	1,218,332

Total Materials		1,218,332

Total Common Stocks (75.0%) (Cost $369,969,974)		426,937,128

INVESTMENT COMPANIES:
Exchange Traded Funds (ETFs)(20.8%)
iShares S&P North American Technology Sector Index Fund	234,750	12,993,413
Technology Select Sector SPDR Fund	3,302,000	77,828,140
Vanguard Information Technology Index ETF	491,900	27,935,001

Total Investment Companies (20.8%) (Cost $99,563,861)		118,756,554

Total Investments (95.8%) (Cost $469,533,835)		545,693,682
Other Assets Less Liabilities (4.2%)		23,690,151

Net Assets (100%)		$569,383,833

*	Non-income producing.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Common Stocks
Consumer Discretionary	$22,674,087	$—	$—	$22,674,087
Industrials	931,254	—	—	931,254
Information Technology	381,307,165	20,806,290	—	402,113,455
Materials	1,218,332	—	—	1,218,332
Investment Companies
Exchange Traded Funds (ETFs)	118,756,554	—	—	118,756,554

Total Assets	$524,887,392	$20,806,290	$—	$545,693,682

Total Liabilities	$—	$—	$—	$—

Total	$524,887,392	$20,806,290	$—	$545,693,682

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Stocks	$360,864,439
Net Proceeds of Sales and Redemptions:
Stocks	$411,744,083

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$80,805,121
Aggregate gross unrealized depreciation	(27,132,573)

Net unrealized appreciation	$53,672,548

Federal income tax cost of investments	$492,021,134

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	1,137,378	$11,514,498
EQ/Equity 500 Index Portfolio‡	703,318	14,056,806
EQ/Global Bond PLUS Portfolio‡	597,004	6,206,127
EQ/Global Multi-Sector Equity Portfolio‡	930,454	9,817,606
EQ/International ETF Portfolio‡	1,683,367	9,955,314
EQ/PIMCO Ultra Short Bond Portfolio‡	509,456	5,066,665
EQ/Small Company Index Portfolio‡	366,782	3,213,788
Multimanager Aggressive Equity Portfolio‡	139,945	3,382,097
Multimanager Large Cap Value Portfolio‡	331,901	2,822,121
Multimanager Mid Cap Growth Portfolio*‡	188,849	1,491,127
Multimanager Mid Cap Value Portfolio‡	282,692	2,312,186
Multimanager Multi-Sector Bond Portfolio‡	2,160,898	8,740,461

Total Investments (99.4%) (Cost $75,751,285)		78,578,796
Other Assets Less Liabilities (0.6%)		437,468

Net Assets (100%)		$79,016,264

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio(aa)	$18,005,147	$1,349,318	$8,348,003	$11,514,498	$848	$138,144
EQ/Equity 500 Index Portfolio(bb)	16,883,687	3,265,769	4,836,063	14,056,806	—	70,503
EQ/Global Bond PLUS Portfolio(cc)	6,318,986	945,963	1,318,079	6,206,127	4,175	2,721
EQ/Global Multi-Sector Equity Portfolio(dd)	12,793,237	1,320,985	2,160,162	9,817,606	27,653	335,821
EQ/International ETF Portfolio(ee)	11,552,389	2,026,468	1,649,904	9,955,314	3,032	21,183
EQ/PIMCO Ultra Short Bond Portfolio(ff)	500,333	4,575,815	—	5,066,665	815	— #
EQ/Small Company Index Portfolio(gg)	2,956,406	1,339,660	404,726	3,213,788	—	15,529
Multimanager Aggressive Equity Portfolio(hh)	2,617,187	1,376,543	293,962	3,382,097	—	6,220
Multimanager Large Cap Value Portfolio(ii)	3,823,190	538,687	1,178,522	2,822,121	1,527	(8,267)
Multimanager Mid Cap Growth Portfolio(jj)	1,762,707	378,256	382,573	1,491,127	—	7,663
Multimanager Mid Cap Value Portfolio(kk)	2,807,168	271,234	236,428	2,312,186	—	3,717
Multimanager Multi-Sector Bond Portfolio(ll)	8,084,768	1,834,531	1,551,032	8,740,461	3,359	(25,304)

	$88,105,205	$19,223,229	$22,359,454	$78,578,796	$41,409	$567,930

#	Amount is less than $0.50

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $12,249,854, representing 1,211,068 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Equity 500 Index Portfolio for Class K in the amount of $15,006,115, representing 703,280 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Bond PLUS Portfolio for Class K in the amount of $6,294,132, representing 596,879 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Multi-Sector Equity Portfolio for Class K in the amount of $10,755,091, representing 930,553 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International ETF Portfolio for Class K in the amount of $10,537,283, representing 1,604,303 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/PIMCO Ultra Short Bond Portfolio for Class K in the amount of $5,077,184, representing 509,456 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Small Company Index Portfolio for Class K in the amount of $3,603,362, representing 366,793 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(hh)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Aggressive Equity Portfolio for Class K in the amount of $3,393,345, representing 130,866 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ii)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Value Portfolio for Class K in the amount of $2,794,226, representing 305,613 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(jj)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Growth Portfolio for Class K in the amount of $1,642,409, representing 188,852 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(kk)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Value Portfolio for Class K in the amount of $2,481,241, representing 271,537 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ll)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Multi-Sector Bond Portfolio for Class K in the amount of $9,068,410, representing 2,240,519 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$78,578,796	$—	$78,578,796

Total Assets	$—	$78,578,796	$—	$78,578,796

Total Liabilities	$—	$—	$—	$—

Total	$—	$78,578,796	$—	$78,578,796

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$19,223,229
Net Proceeds of Sales and Redemptions:
Investment Companies	$22,927,384

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,049,155
Aggregate gross unrealized depreciation	(1,284,699)

Net unrealized appreciation	$2,764,456

Federal income tax cost of investments	$75,814,340

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	686,739	$6,952,353
EQ/Equity 500 Index Portfolio‡	1,276,059	25,503,857
EQ/Global Bond PLUS Portfolio‡	484,262	5,034,122
EQ/Global Multi-Sector Equity Portfolio‡	1,294,522	13,659,035
EQ/International ETF Portfolio‡	2,319,553	13,717,668
EQ/PIMCO Ultra Short Bond Portfolio‡	391,534	3,893,899
EQ/Small Company Index Portfolio‡	681,667	5,972,850
Multimanager Aggressive Equity Portfolio‡	161,404	3,900,716
Multimanager Large Cap Value Portfolio‡	342,506	2,912,291
Multimanager Mid Cap Growth Portfolio*‡	123,998	979,072
Multimanager Mid Cap Value Portfolio‡	346,199	2,831,625
Multimanager Multi-Sector Bond Portfolio‡	1,793,143	7,252,956

Total Investments (99.7%) (Cost $95,290,674)		92,610,444
Other Assets Less Liabilities (0.3%)		316,423

Net Assets (100%)		$92,926,867

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio(aa)	$10,914,183	$1,077,978	$5,368,164	$6,952,353	$535	$101,438
EQ/Equity 500 Index Portfolio(bb)	29,982,026	3,436,169	5,539,323	25,503,857	—	(29,913)
EQ/Global Bond PLUS Portfolio(cc)	4,869,171	760,553	794,904	5,034,122	3,431	5,898
EQ/Global Multi-Sector Equity Portfolio(dd)	15,686,520	2,450,978	2,013,514	13,659,035	38,913	(73,109)
EQ/International ETF Portfolio(ee)	15,958,235	2,522,169	2,053,948	13,717,668	4,285	(42,724)
EQ/PIMCO Ultra Short Bond Portfolio(ff)	300,200	3,600,626	—	3,893,899	626	— #
EQ/Small Company Index Portfolio(gg)	6,230,248	1,708,882	742,323	5,972,850	—	(3,121)
Multimanager Aggressive Equity Portfolio(hh)	2,518,235	2,050,321	326,339	3,900,716	—	12,462
Multimanager Large Cap Value Portfolio(ii)	4,565,248	667,546	2,029,170	2,912,291	1,624	(86,368)
Multimanager Mid Cap Growth Portfolio(jj)	1,169,479	291,201	300,160	979,072	—	7,841
Multimanager Mid Cap Value Portfolio(kk)	3,499,141	145,601	151,538	2,831,625	—	2,462
Multimanager Multi-Sector Bond Portfolio(ll)	7,589,719	1,514,066	2,161,356	7,252,956	2,824	(29,754)

	$103,282,405	$20,226,090	$21,480,739	$92,610,444	$52,238	$(134,888)

#	Amount is less than $0.50

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $7,743,222, representing 765,525 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Equity 500 Index Portfolio for Class K in the amount of $27,556,041, representing 1,291,447 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Bond PLUS Portfolio for Class K in the amount of $5,177,274, representing 490,966 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Multi-Sector Equity Portfolio for Class K in the amount of $15,144,544, representing 1,310,337 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International ETF Portfolio for Class K in the amount of $14,904,128, representing 2,269,156 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/PIMCO Ultra Short Bond Portfolio for Class K in the amount of $3,901,983, representing 391,534 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Small Company Index Portfolio for Class K in the amount of $6,767,232, representing 688,850 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(hh)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Aggressive Equity Portfolio for Class K in the amount of $3,918,059, representing 151,102 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ii)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Value Portfolio for Class K in the amount of $2,974,743, representing 325,357 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(jj)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Growth Portfolio for Class K in the amount of $1,106,810, representing 127,266 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(kk)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Value Portfolio for Class K in the amount of $3,178,096, representing 347,798 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ll)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Multi-Sector Bond Portfolio for Class K in the amount of $7,628,697, representing 1,884,811 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$92,610,444	$—	$92,610,444

Total Assets	$—	$92,610,444	$—	$92,610,444

Total Liabilities	$—	$—	$—	$—

Total	$—	$92,610,444	$—	$92,610,444

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$20,226,090
Net Proceeds of Sales and Redemptions:
Investment Companies	$21,345,851

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,378,293
Aggregate gross unrealized depreciation	(4,032,000)

Net unrealized depreciation	$(2,653,707)

Federal income tax cost of investments	$95,264,151

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	239,950	$2,429,187
EQ/Equity 500 Index Portfolio‡	978,106	19,548,837
EQ/Global Bond PLUS Portfolio‡	151,709	1,577,080
EQ/Global Multi-Sector Equity Portfolio‡	898,438	9,479,797
EQ/International ETF Portfolio‡	1,540,133	9,108,237
EQ/PIMCO Ultra Short Bond Portfolio‡	128,529	1,278,253
EQ/Small Company Index Portfolio‡	533,777	4,677,015
Multimanager Aggressive Equity Portfolio‡	70,569	1,705,469
Multimanager Large Cap Value Portfolio‡	196,982	1,674,918
Multimanager Mid Cap Growth Portfolio*‡	67,177	530,426
Multimanager Mid Cap Value Portfolio‡	163,948	1,340,958
Multimanager Multi-Sector Bond Portfolio‡	679,564	2,748,720

Total Investments (99.7%) (Cost $56,876,054)		56,098,897
Other Assets Less Liabilities (0.3%)		141,773

Net Assets (100%)		$56,240,670

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio(aa)	$3,194,454	$378,429	$1,271,542	$2,429,187	$167	$5,112
EQ/Equity 500 Index Portfolio(bb)	21,750,710	2,767,283	3,160,617	19,548,837	—	(34,832)
EQ/Global Bond PLUS Portfolio(cc)	1,437,891	259,865	182,028	1,577,080	1,055	420
EQ/Global Multi-Sector Equity Portfolio(dd)	10,761,643	1,459,969	1,018,405	9,479,797	26,556	(7,926)
EQ/International ETF Portfolio(ee)	10,451,138	1,554,141	1,028,142	9,108,237	2,894	30,171
EQ/PIMCO Ultra Short Bond Portfolio(ff)	300,200	980,206	—	1,278,253	206	— #
EQ/Small Company Index Portfolio(gg)	4,957,454	997,438	391,435	4,677,015	—	1,529
Multimanager Aggressive Equity Portfolio(hh)	1,253,853	788,902	165,731	1,705,469	—	2,682
Multimanager Large Cap Value Portfolio(ii)	1,830,349	319,514	221,724	1,674,918	977	2,827
Multimanager Mid Cap Growth Portfolio(jj)	579,521	139,360	97,255	530,426	—	986
Multimanager Mid Cap Value Portfolio(kk)	1,620,931	99,542	69,784	1,340,958	—	388
Multimanager Multi-Sector Bond Portfolio(ll)	2,740,528	714,459	819,584	2,748,720	1,014	(999)

	$60,878,672	$10,459,108	$8,426,247	$56,098,897	$32,869	$358

#	Amount is less than $0.50

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $2,412,710, representing 238,530 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Equity 500 Index Portfolio for Class K in the amount of $20,760,043, representing 972,945 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Bond PLUS Portfolio for Class K in the amount of $1,589,890, representing 150,771 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Multi-Sector Equity Portfolio for Class K in the amount of $10,326,893, representing 893,504 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International ETF Portfolio for Class K in the amount of $10,058,238, representing 1,531,368 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/PIMCO Ultra Short Bond Portfolio for Class K in the amount of $1,280,907, representing 128,529 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Small Company Index Portfolio for Class K in the amount of $5,220,996, representing 531,456 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(hh)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Aggressive Equity Portfolio for Class K in the amount of $1,820,368, representing 70,204 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ii)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Value Portfolio for Class K in the amount of $1,788,306, representing 195,593 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(jj)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Growth Portfolio for Class K in the amount of $578,610, representing 66,531 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(kk)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Value Portfolio for Class K in the amount of $1,494,092, representing 163,507 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ll)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Multi-Sector Bond Portfolio for Class K in the amount of $2,737,660, representing 676,390 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$56,098,897	$—	$56,098,897

Total Assets	$—	$56,098,897	$—	$56,098,897

Total Liabilities	$—	$—	$—	$—

Total	$—	$56,098,897	$—	$56,098,897

Investment security transactions for the nine months ended September 30, 2011 were as follows:

Cost of Purchases:
Investment Companies	$10,459,108
Net Proceeds of Sales and Redemptions:
Investment Companies	$8,426,605

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$986,534
Aggregate gross unrealized depreciation	(1,693,008)

Net unrealized depreciation	$(706,474)

Federal income tax cost of investments	$56,805,371

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Core Bond Index Portfolio‡	82,361	$833,796
EQ/Equity 500 Index Portfolio‡	597,118	11,934,250
EQ/Global Multi-Sector Equity Portfolio‡	483,521	5,101,832
EQ/International ETF Portfolio‡	949,429	5,614,853
EQ/Small Company Index Portfolio‡	278,785	2,442,744
Multimanager Aggressive Equity Portfolio‡	27,332	660,542
Multimanager Large Cap Value Portfolio‡	106,825	908,318
Multimanager Mid Cap Growth Portfolio*‡	29,406	232,188
Multimanager Mid Cap Value Portfolio‡	99,981	817,759
Multimanager Multi-Sector Bond Portfolio‡	89,060	360,231

Total Investments (99.8%) (Cost $29,201,512)		28,906,513
Other Assets Less Liabilities (0.2%)		48,745

Net Assets (100%)		$28,955,258

*	Non-income producing.

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all Class K shares.

Investments in companies which were affiliates for the nine months ended September 30, 2011, were as follows:

Securities	Market Value December 31, 2010	Purchases at Cost	Sales at Cost	Market Value September 30, 2011	Dividend Income	Realized Gain (Loss)
EQ/Core Bond Index Portfolio(aa)	$521,716	$407,915	$128,410	$833,796	$57	$(14)
EQ/Equity 500 Index Portfolio(bb)	12,109,464	2,214,884	1,203,204	11,934,250	—	(4,954)
EQ/Global Multi-Sector Equity Portfolio(cc)	5,315,698	1,194,522	448,073	5,101,832	14,222	11,948
EQ/International ETF Portfolio(dd)	6,042,834	1,211,458	474,315	5,614,853	1,778	15,087
EQ/Small Company Index Portfolio(ee)	2,637,980	495,435	188,764	2,442,744	—	4,331
Multimanager Aggressive Equity Portfolio(ff)	634,474	189,431	72,501	660,542	—	1,329
Multimanager Large Cap Value Portfolio(gg)	906,274	233,673	88,599	908,318	528	2,269
Multimanager Mid Cap Growth Portfolio(hh)	212,785	102,001	39,859	232,188	—	(104)
Multimanager Mid Cap Value Portfolio(ii)	954,815	87,430	33,732	817,759	—	344
Multimanager Multi-Sector Bond Portfolio(jj)	302,152	72,990	28,304	360,231	132	93

	$29,638,192	$6,209,739	$2,705,761	$28,906,513	$16,717	$30,329

(aa)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Core Bond Index Portfolio for Class K in the amount of $830,412, representing 82,098 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(bb)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Equity 500 Index Portfolio for Class K in the amount of $12,657,901, representing 593,228 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2011 (Unaudited)

(cc)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Global Multi-Sector Equity Portfolio for Class K in the amount of $5,543,780, representing 479,659 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(dd)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/International ETF Portfolio for Class K in the amount of $6,191,330, representing 942,631 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ee)	On August 29, 2011, the Portfolio exchanged its Class IA shares in EQ/Small Company Index Portfolio for Class K in the amount of $2,719,655, representing 276,839 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ff)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Aggressive Equity Portfolio for Class K in the amount of $701,596, representing 27,057 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(gg)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Large Cap Value Portfolio for Class K in the amount of $967,907, representing 105,863 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(hh)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Growth Portfolio for Class K in the amount of $251,844, representing 28,958 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(ii)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Mid Cap Value Portfolio for Class K in the amount of $910,246, representing 99,614 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

(jj)	On August 29, 2011, the Portfolio exchanged its Class A shares in Multimanager Multi-Sector Bond Portfolio for Class K in the amount of $357,807, representing 88,403 shares, as a non-taxable transfer. These amounts are not reflected in the purchases and sales listed above.

The following is a summary of the inputs used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2011:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$—	$28,906,513	$—	$28,906,513

Total Assets	$—	$28,906,513	$—	$28,906,513

Total Liabilities	$—	$—	$—	$—

Total	$—	$28,906,513	$—	$28,906,513

Investment security transactions for the nine months ended September 30 2010 were as follows:

Cost of Purchases:
Investment Companies	$6,209,739
Net Proceeds of Sales and Redemptions:
Investment Companies	$2,736,092

As of September 30, 2011, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$762,471
Aggregate gross unrealized depreciation	(1,042,340)

Net unrealized depreciation	$(279,869)

Federal income tax cost of investments	$29,186,382

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2011 (Unaudited)

Note 1 Valuation:

If market quotations are not readily available for a security or other financial instruments, such securities or instruments shall be referred to the Trust’s Valuation Committee, who will value the assets in good faith pursuant to procedures adopted by the Board of Trustees of the Trust.

Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Trust’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with the rules under the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The Portfolios’ policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no significant transfers between Level 1 and Level 2 during the period ended September 30, 2011. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 may be due to a decline or an increase in market activity (e.g., frequency of trades), which may result in a lack of or increase in available market inputs to determine price. Transfers in and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio.

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2011 is included in the Portfolio of Investments.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to a Portfolio’s most recent semi-annual or annual report.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chairman of the Board, Trustee,
President and Chief Executive Officer
November 29, 2011

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer
November 29, 2011